SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 6	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 157 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2021 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2021
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10/RiverSource Account MGA
This prospectus contains information that you should know before investing in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019. All material terms and conditions of the contract, including material state variations, are described in this prospectus.
Investment options available under the contract are listed below:
AB Variable Products Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio (Class B)(1)
AB VPS Large Cap Growth Portfolio (Class B)(1)
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio: Class III(1)
American Century Variable Portfolios, Inc.
American Century VP Value, Class II(1)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund (Class III)(1)
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Strategic Income Fund (Class 2)(1)
Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Variable Portfolio - Managed Risk Fund (Class 2)
Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Balanced Fund (Class 3)(1)
Columbia Variable Portfolio - Balanced Fund (Class 2)
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)(1)
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)(1)
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)(1)
Columbia Variable Portfolio - Government Money Market Fund (Class 2)
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)(1)
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)(1)
Columbia Variable Portfolio - Large Cap Index Fund (Class 2)
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)(1)

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    1

Columbia Variable Portfolio - Overseas Core Fund (Class 2)(1)
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)
CTIVP® - American Century Diversified Bond Fund (Class 2)
CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2)(1)
CTIVP® - CenterSquare Real Estate Fund (Class 2)(1)
CTIVP® - Loomis Sayles Growth Fund (Class 2)
CTIVP® - MFS® Value Fund (Class 2)
CTIVP® - Morgan Stanley Advantage Fund (Class 2)
CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP® - TCW Core Plus Bond Fund (Class 2)
CTIVP® - Victory Sycamore Established Value Fund (Class 2)
CTIVP® - Wells Fargo Short Duration Government Fund (Class 2)
CTIVP® - Westfield Mid Cap Growth Fund (Class 2)
Variable Portfolio - Aggressive Portfolio (Class 2)
Variable Portfolio - Conservative Portfolio (Class 2)
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Variable Portfolio - Moderate Portfolio (Class 2)
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
Variable Portfolio - Moderately Conservative Portfolio (Class 2)
Variable Portfolio - Partners Core Bond Fund (Class 2) (1)
Variable Portfolio - Partners Core Equity Fund (Class 2)
Variable Portfolio - Partners International Core Equity Fund (Class 2)
Variable Portfolio - Partners International Growth Fund (Class 2)
Variable Portfolio - Partners International Value Fund (Class 2)
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
Variable Portfolio - Partners Small Cap Value Fund (Class 2)
DWS Variable Series II
DWS Alternative Asset Allocation VIP, Class B(1)
Fidelity® Variable Insurance Products — Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2(1)
Fidelity® VIP Mid Cap Portfolio Service Class 2(1)
Fidelity® VIP Strategic Income Portfolio Service Class 2(1)
Franklin® Templeton® Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund - Class 2(1)
Franklin Mutual Shares VIP Fund - Class 2(1)
Franklin Small Cap Value VIP Fund - Class 2(1)
Templeton Global Bond VIP Fund - Class 2(1)
Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares(1)
Invesco Variable Insurance Funds
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares(1)
Invesco V.I. Global Fund, Series II Shares(1)
Invesco V.I. Global Strategic Income Fund, Series II Shares(1)
Invesco V.I. Main Street Small Cap Fund, Series II Shares(1)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy(1)
Janus Henderson Series: Service Shares
Janus Henderson Balanced Portfolio: Service Shares(1)
Janus Henderson Flexible Bond Portfolio: Service Shares(1)
Janus Henderson Research Portfolio: Service Shares(1)
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares(1)
Legg Mason
Western Asset Variable Global High Yield Bond Portfolio Class II(1)
MFS® Variable Insurance TrustSM
MFS® Utilities Series - Service Class(1)
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Discovery Portfolio, Class II Shares(1)
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(1)
PIMCO Variable Insurance Trust (VIT)
PIMCO VIT All Asset Portfolio, Advisor Class(1)
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class(1)
PIMCO VIT Total Return Portfolio, Advisor Class(1)
VanEck VIP Trust
VanEck VIP Global Gold Fund (Class S Shares)(1)

2    RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Wells Fargo Variable Trust
Wells Fargo VT Opportunity Fund - Class 2(1)
Wells Fargo VT Small Cap Growth Fund - Class 2(1)
(1) Not available with certain benefit riders.
Please read the prospectuses carefully and keep them for future reference.
The contracts with SecureSource series riders may provide for credits on certain rider anniversaries. Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the credits.
The optional living benefit riders and certain death benefit riders described in this prospectus provide certain guarantees along with limitations that could reduce the monetary value derived from the riders. The optional living benefit riders and certain death benefit riders require you to invest your contract value in approved investment options that are designed to minimize risk to RiverSource Life but may limit your contract’s growth potential or ability to make subaccount transfers. If you later decide you do not want to invest in those approved investment options, you must request a full surrender. This will result in the termination of your contract and you will no longer derive any benefit from the riders. Additionally, we may restrict additional purchase payments. You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A discussion of risk factors associated with guarantee period account interests under the contract begins on page 13 of the prospectus.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
The principal underwriter of the Contract is RiverSource Distributors, Inc. The offering of the contract is intended to be continuous.

Prospective purchasers may obtain an application to purchase the contract through agents of authorized selling firms that RiverSource Life and RiverSource Distributors, Inc. have selling agreements with. Authorized selling firms and their agents are appointed by RiverSource Life and are licensed in one or more states as insurance agents/agencies. Only securities broker-dealers registered with the SEC may sell the contract. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus. Do not rely on any such information or representations.
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace, including other variable annuities or other types of annuities offered by RiverSource Life. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.
Effects of COVID-19 Pandemic
The coronavirus disease 2019 (“COVID-19”) public health crisis presents ongoing significant economic and societal disruption and has driven significant volatility in the equity and interest rate markets. Any periods of continued high market volatility, and your individual circumstances (e.g., your selected allocations and the timing of any purchase payments, transfers, or withdrawals), will affect values under your contract. As part of how we maintain our strong financial strength and claims-paying ability, we continue to reserve amounts for our contractual obligations in accordance with significant state solvency regulations. The extent to which the COVID-19 pandemic may impact financial markets, investment performance under your contract, and our financial strength and claims-paying ability will depend

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on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities, market participants, and other third parties in response to the pandemic.
We have implemented comprehensive strategies to address the operating environment spurred by the pandemic.  To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and government authorities. We have been satisfying elevated customer service volumes and our operations teams have continued to operate successfully and without disruptions in service. Our pandemic strategy is flexible and scalable and takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters and catastrophes, including the COVID-19 pandemic, may have over near- or longer-term periods.

4     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    5

6    RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account, contract value in the Variable Account, and contract value in the GPAs.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract, also referred to as subaccounts in your contract. Unless your investment options have been restricted under a living benefit rider, the SecureSource Legacy benefit or the
Enhanced Legacy benefit rider, you may allocate your purchase payments into shares of any or all of the funds available under your contract.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs) : A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or a revocable trust, the annuitant will be deemed to be

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    7

the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

8    RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

The Contract in Brief
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).
Buying a contract: When buying a contract, you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $2,000 based on tax qualification. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with a living benefit rider, the SecureSource Legacy benefit or the Enhanced Legacy benefit rider elections. (see “Buying Your Contract.”)
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase the contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a qualified long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at age 72. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may also apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan, have them directly rolled over to another eligible retirement plan such as an IRA, or qualify for Section 1035 treatment. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments.
The contract has surrender charges. (See "Charges - Surrender Charges") Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from the contract. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are

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taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource series riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive a credit on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you and you should not buy it. (see “Making the Most of Your Contract — Transferring Among Accounts”)
•	Dissolution of marriage: If you elect one of the SecureSource series riders with the Joint life benefit and at a later date there is a dissolution of marriage, the joint life rider benefits and fees will continue; however, there will be no coverage for any spouse and you cannot change to the Single life rider.
Free look period: You may return your contract to your financial advisor or to our Service Center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our Service Center. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and  any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments, if greater than contract value.)
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subjects to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected one of the SecureSource series riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive a credit on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional withdrawal benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Before the contract value reaches zero, the guaranteed payments under the SecureSource rider are decreasing your contract value and you are withdrawing your money. Once the contract value reaches zero, the guaranteed payments are made by us. It is possible your contract value may not reach

10    RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

zero while this contract is in force, resulting in no monetary value derived from the rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource Tempo rider, the SecureSource 5 rider, the SecureSource 5 Plus rider, the SecureSource Core 2 rider, the SecureSource Core rider, the SecureSource Core Plus rider, the SecureSource 4 rider or the SecureSource 4 Plus rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit). After the waiting period, it is possible your contract value may be more than your benefit amount, resulting in no monetary value derived from the rider.
Currently, SecureSource Core Plus and Accumulation Protector Benefit riders are not available for contract applications signed on or after 3/30/2020.
We offer the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit, 5-year MAV Death Benefit, Benefit Protector Death Benefit, Enhanced Legacy benefit and SecureSource Legacy benefit. Benefit Protector Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. Enhanced Legacy benefit is intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract. SecureSource Legacy benefit (available only if purchased in combination with one of the SecureSource series riders) is intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract.
Please see table below for a description of optional living and death benefits.
Optional benefits risks and limitations: If you select an optional living benefit , the SecureSource Legacy benefit or the Enhanced Legacy benefit, you should consider whether these riders are appropriate for you taking into account the following considerations:
•	We restrict investment options available to you, which may limit transfers and allocations and may limit the timing, amount and allocation of purchase payments. If you later decide you do not want to invest in those approved investment options, you must request a full surrender. This will result in the termination of your contract and you will no longer derive any benefit from the riders. (see “Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders”).
•	If you select a SecureSource series rider, surrenders in excess of the amount allowed under the rider will impact the rider benefit and could result in substantially reduced payments under the rider or termination of the contract.
•	Restrictions on subsequent purchase payments, which may limit your ability to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
For more information on considerations before buying optional benefits, please see “Optional Benefits – Important SecureSource Series Rider Considerations”.
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    11

Optional Living Benefits	Description
Accumulation Protector Benefit rider(1),(2)	Intended to provide a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Must be elected at contract issue. Not available with SecureSource series riders, Enhanced Legacy rider or SecureSource Legacy benefit rider.
SecureSource Core 2(1),(3) riders SecureSource Core(1), (4) riders SecureSource Core Plus riders(1), (2)	Intended to provide, after the Current Annual Payment is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider. Must be elected at contract issue.
SecureSource Tempo(1),(3) riders SecureSource 5(1),(3) riders SecureSource 5 Plus (1),(3) riders SecureSource 4(1), (4) riders SecureSource 4 Plus (1), (4) riders	Intended to provide, after the Current Annual Payment is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider. Must be elected at contract issue.
Optional Death Benefits	Description
Benefit Protector Death Benefit rider	Intended to provide an additional benefit to owners age 75 and younger to help offset expenses after your death such as funeral expenses or federal and state taxes. Must be elected at contract issue. Not available with Enhanced Legacy rider or SecureSource Legacy benefit.
Enhanced Legacy rider(1)	Intended to provide additional death benefit guarantees to owners age 75 and younger that may increase the death benefit provided in the contract. Must be elected at contract issue. Not available with any living benefit rider or with MAV, 5-year MAV, Benefit Protector Death Benefit or SecureSource Legacy benefit.
SecureSource Legacy benefit(1)	Intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract and available only if purchased in combination with one of the SecureSource series riders. Must be elected at contract issue. Available only when purchased with the one of SecureSource series riders.
Return of Purchase Payments (ROPP)	Intended to provide death benefit guarantee to owners age 80 and older that beneficiaries receive total purchase payments adjusted for partial surrenders. Must be elected at contract issue. Not available with any SecureSource series rider or Enhanced Legacy rider.
Maximum Anniversary Value (MAV)	Intended to provide additional death benefit to owners age 75 and younger by locking in the highest anniversary value through age 80 (adjusted for partial surrenders Must be elected at contract issue. Not available with any SecureSource series rider or Enhanced Legacy rider.
5- Year Maximum Anniversary Value (5-Year MAV)	Intended to provide additional death benefit to owners age 75 and younger by locking in the highest anniversary value every 5 years through age 80 (adjusted for partial surrenders). Must be elected at contract issue.
(1) Available only with approved investment options.
(2) Accumulation Protector Benefit and SecureSource Core Plus riders are not available for contract applications signed on or after 3/30/2020.
(3) Available for contract applications signed on or after 5/3/2021.
(4) Available for contract applications signed prior to 5/3/2021.

12     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Risk Factors
This section discusses risks associated with the Guarantee Period Account (“GPA”) interests offered under the contract (if available).
Interest Rate Risk
Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors related to future investment earnings. We cannot predict nor can we guarantee future rates.
Liquidity Risk
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless an exception to the 30-day rule applies, we will apply a Market Value Adjustment (“MVA”) if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We refer to these transactions as “early surrenders.” Because an early surrender may result in a loss of principal due to the MVA, the GPAs provide limited liquidity.
Market Value Adjustment Risk
We will apply an MVA to “early surrenders” from a GPA as described above and in “The Guarantee Period Accounts (GPAs)”. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA.
Investment Risk
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule); otherwise, unless an exception applies, an “early surrender” may result in the loss of principal due to a negative MVA.
Financial Strength
All guarantees under the GPAs are subject to the creditworthiness and continued claims-paying ability of RiverSource Life.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    13

Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from the contract. The first tables describe the fees and expenses that you will pay at the time that you surrender the contract. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Surrender charges:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable**
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
**We do not permit surrenders in the first year after annuitization.
Contract administrative charge at full surrender:
Maximum: $50	Current: $50*
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $50*
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Prior to 5/4/2020, the contract administrative charge is $30. Also, for contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the first contract anniversary and $50 thereafter.
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

14     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Death Benefits
If eligible, you may select Benefit Protector Death Benefit, Enhanced Legacy benefit or SecureSource Legacy benefit. The fee applies only if you elect one of these optional benefits. Investment allocation restrictions apply if you select Enhanced Legacy benefit or SecureSource Legacy benefit. SecureSource Legacy benefit rider may be purchased only in combination with one of the SecureSource series riders.
Benefit Protector Death Benefit rider fee	0.25%
(As a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM benefit rider fee	Maximum: 1.75%	Current: 0.95%*
(Charged annually on the contract anniversary. Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added or MAV.)
SecureSource LegacySM benefit rider fee (available for contract applications signed prior to 5/4/2020)	Maximum: 0.40%	Current: 0.25%*
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after 5/4/2020)	Maximum: 0.50%	Current: 0.35%*
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
* The Current fee can increase up to the Maximum fee for existing and new contract owners. Currently the fee does not vary with the investment option selected (see “Enhanced Legacy and SecureSource Legacy Benefit Rider Charge”).
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply.
Available for contract applications signed on or after 5/3/2021
SecureSource Tempo SM– Single life rider fee*	Maximum: 2.50%
SecureSource Tempo SM – Joint life rider fee*	Maximum: 2.50%
SecureSource Core 2 SM – Single life rider fee*	Maximum: 2.50%
SecureSource Core 2 SM – Joint life rider fee*	Maximum: 2.50%
SecureSource 5®– Single life rider fee*	Maximum: 2.50%
SecureSource 5 ® – Joint life rider fee*	Maximum: 2.50%
SecureSource 5 Plus ® – Single life rider fee*	Maximum: 2.50%

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    15

SecureSource 5 Plus ® – Joint life rider fee*	Maximum: 2.50%
Available for contract applications signed prior to 5/3/2021
SecureSource Core SM – Single life rider fee*	Maximum: 2.25%
SecureSource Core SM – Joint life rider fee*	Maximum: 2.25%
SecureSource 4®– Single life rider fee*	Maximum: 2.25%
SecureSource 4 ® – Joint life rider fee*	Maximum: 2.25%
SecureSource 4 Plus ® – Single life rider fee*	Maximum: 2.25%
SecureSource 4 Plus ® – Joint life rider fee*	Maximum: 2.25%
Available for contract applications signed prior to 3/30/2020
SecureSource Core Plus SM – Single life rider fee*	Maximum: 2.75%
SecureSource Core Plus SM – Joint life rider fee*	Maximum: 2.75%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
* The Current rider fee will be less than or equal to the stated Maximum. The Current rider fee is disclosed in a Rate Sheet Prospectus Supplement attached to this prospectus. Rate Sheet Prospectus Supplement is available on the Edgar system at www.sec.gov (File 333 - 230376).
Accumulation Protector Benefit® (APB®) rider fee(available for contract applications signed prior to 3/30/20)	Maximum: 2.00%	Current: 1.30%**
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
** For contracts with applications signed prior to 10/28/2019, the initial annual rider fee is 1.15%. The rider fee can increase up to the Maximum fee.
The annual rider fees for elective step ups (including elective spousal continuation step up) requests:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 12/30/2019	2.00%	1.15%
12/30/ 2019 – 07/20/2020	2.00%	1.30%
07/21/2020 and later	2.00%	2.00%
Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ fiscal year ended December 31, 2020, unless otherwise noted, without taking into account fee waivers and/or expense reimbursements that may apply. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds (1)
(Including management, distribution (12b-1) and/or service fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.39	2.60
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

16     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with your rider, before fee waivers and/or expense reimbursements. Examples assume that you select optional SecureSource Core Plus and SecureSource Legacy rider. (1), (2) Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,290	$2,382	$3,432	$6,245	$570	$1,751	$2,980	$6,245
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,216	2,336	3,413	6,358	586	1,795	3,051	6,358
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(1). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$932	$1,269	$1,481	$2,087	$187	$575	$ 981	$2,087
RAVA 5 Advantage
With a seven-year surrender charge schedule	854	1,214	1,461	2,232	203	622	1,061	2,232
(1)	In these examples, the contract administrative charge is $50.
(2)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    17

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix H.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives.
Please read the funds’ prospectuses carefully for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large

18     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contract.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as to whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    19

•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.

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•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
The Guarantee Period Accounts (GPAs)
The GPAs may not be available for contracts in some states (currently not available in Connecticut, Illinois and Oregon).
Currently, unless you have elected one of the optional living benefit riders, the SecureSource Legacy benefit or the Enhanced Legacy benefit rider, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. Interest is credited daily. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC (File No.333-230957). The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).
These rates generally will be based on various factors related to future investment earnings. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;

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•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;
•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and
•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
The 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis; and
•	amounts deducted for fees and charges.
Amounts we pay as death claims will not be reduced by any MVA.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
If the MVA is negative, the early surrender amount will be decreased. If the MVA is positive, the early surrender amount will be increased. For the MVA formula and an example, see Appendix B.

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The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate shown under your contract. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
Unless you have elected a living benefit rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.

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The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the approved investment options for the Enhanced Legacy benefit rider, the SecureSource Legacy benefit rider, one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders , the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider, to the regular fixed account , the GPAs, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
With the assistance of your financial advisor, you can complete an application and your financial advisor will send it along with your initial purchase payment to our Service Center.
The contract offers a choice of a seven-year or ten-year surrender charge schedule and mortality and expense risk fees that vary by surrender charge schedule. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select (if available in your state):
•	GPAs, the regular fixed account, subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
–	ROPP Death Benefit (available if you are age 80 or older);

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–	MAV Death Benefit; or
–	5-Year MAV Death Benefit.
•	one of the following additional optional death benefit riders:
–	Benefit Protector Death Benefit; or
–	Enhanced Legacy Benefit; or
–	SecureSource Legacy Benefit.
•	one of the following optional living benefit riders:
For contracts with applications signed on or after 5/3/2021:
–	SecureSource Tempo;
–	SecureSource 5;
–	SecureSource 5 Plus;
–	SecureSource Core 2;
For contracts with applications signed prior to 5/3/2021:
–	SecureSource Core;
–	SecureSource 4; or
–	SecureSource 4 Plus.
For contracts with applications signed prior to 3/30/2020:
–	Accumulation Protector Benefit rider;
–	SecureSource Core Plus.
We restrict investment options if you select a SecureSource series rider, APB rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider and you are required to allocate your purchase payments and contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000 or $2,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to the Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual

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reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$1,000
Nonqualified annuities	$2,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The rider prohibits additional purchase payments if:
(1)	you decline any increase to the annual rider fee, or
(2)	for the SecureSource Tempo, SecureSource 5, SecureSource 5 Plus, SecureSource 4 and SecureSource 4 Plus, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(3)	for the SecureSource Core 2, SecureSource Core and SecureSource Core Plus, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Current Annual Payment.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.
For contracts with SecureSource series, Accumulation Protector Benefit and SecureSource Legacy riders, subject to state restrictions, we reserve the right to change these purchase payment limitations, including making further restrictions, upon prior written notice.

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How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see "SecureSource Tempo/SecureSource Core 2/SecureSource 5/SecureSource 5 Plus/SecureSource Core/SecureSource Core Plus/SecureSource 4/SecureSource 4 Plus — Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

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Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
* Prior to 5/4/2020, the contract administrative charge is $30. Also, for contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the first contract anniversary and $50 thereafter.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is based on the death benefit guarantee in effect and the surrender charge schedule that applies to your contract and contract year of your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

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We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider. Contract earnings are defined as contract value (the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account, contract value in the Variable Account, and contract value in the GPAs), less purchase payments not previously surrendered, but not less than zero.
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

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We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to elect annuity payments under a term certain installment plan and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.);
•	surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law. Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must

30     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource Tempo Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (before any Returns-linked Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Tempo rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Tempo rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Tempo — Single Life rider fee will not exceed a maximum of 2.50%. The SecureSource Tempo — Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Returns-linked Credits, and the Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource Tempo rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

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2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Tempo rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core 2 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core 2 rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Core 2 — Single Life rider fee will not exceed a maximum of 2.50%. The SecureSource Core 2 — Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource Core 2 rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Core 2 rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.

32     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

SecureSource 5 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 5 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 5 rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource 5 — Single Life rider fee will not exceed a maximum of 2.50%. The SecureSource 5 — Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource 5 rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 5 rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 5 Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the

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payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 5 Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 5 Plus rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource 5 Plus — Single Life rider fee will not exceed a maximum of 2.50%. The SecureSource 5 Plus — Joint Life rider fee will not exceed a maximum of 2.50%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.50%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource 5 Plus rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 5 Plus rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource Core Plus rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Core Plus — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource Core Plus — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:

34     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource Core Plus rider – Lifetime Payment Percentage”), and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource Core Plus rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource 4 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 4 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

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(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource 4 rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 4 rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplement.
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
Currently the SecureSource 4 Plus rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource 4 Plus — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 4 Plus — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the Credit Base will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries (see “SecureSource 4 Plus rider – Lifetime Payment Percentage”).
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

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2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource 4 Plus rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice. Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
* For contracts with applications signed prior to 10/28/2019, the initial annual rider fee is 1.15%.
The annual rider fee for elective step ups (including elective spousal continuation step up) requests:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 12/30/2019	2.00%	1.15%
12/30/ 2019 – 07/20/2020	2.00%	1.30%
07/21/2020 and later	2.00%	2.00%
Optional Death Benefit Charges
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.

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Enhanced Legacy Benefit Rider Charge
We deduct an annual charge from your contract value on your contract anniversary for this optional feature only if you select it. The current annual rider fee is 0.95%. We prorate this charge among the variable subaccounts, but not the fixed account in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
Prior to age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added), MAV or the contract value. On or following age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value or MAV.
Currently the Enhanced Legacy benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Enhanced Legacy benefit rider fee will not exceed a maximum of 1.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase. Currently the Enhanced Legacy benefit rider fee does not vary with the investment option selected.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. If you change your investment allocation to an investment option not affected by a fee increase, this move will count against the number of transfers allowed. We do not currently limit the number of transfers allowed each contract year.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for the preceding contract year only that reflects the various different fees that were in effect for each investment option in that year, adjusted for the number of calendar days each fee was in effect and the percentage of contract value allocated to each investment option.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contracts with applications signed on or after 5/4/2020, the current annual rider fee is 0.35%. For contracts with applications signed prior to 5/4/2020, the current annual rider fee is 0.25%.
We prorate this charge among the variable subaccounts, but not the fixed account in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
For contracts with applications signed on or after 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.50%. For contracts with applications signed prior to 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.40%.
Currently the SecureSource Legacy benefit rider fee does not vary with the investment option selected; however, we may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.

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Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.
Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPA;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the charge for the Benefit Protector Death Benefit, if selected.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus any prorated portion of the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	Enhanced Legacy benefit rider;
–	SecureSource Legacy benefit rider;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

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We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge; and
•	the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	Enhanced Legacy benefit rider;
–	SecureSource Legacy benefit rider;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

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How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
Contracts issued with the SecureSource Tempo rider have different rebalancing rules. (See “Investment Allocation Restrictions for Certain Benefit Riders – Investment Allocation Restrictions for the SecureSource Tempo Rider – Rebalancing for Investment Path 2”)
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.

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The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges or market value adjustment and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.

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(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFS is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.

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The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.

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The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%

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Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program

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Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders, the Enhanced Legacy benefit rider or SecureSource Legacy benefit rider, unless noted otherwise. For transfer rights involving investment options under optional living benefit riders, the Enhanced Legacy benefit rider or SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs and the regular fixed account.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

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The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource series riders, APB rider, Enhanced Legacy benefit rider or SecureSource Legacy benefit rider, to the selected approved investment options. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

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We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your

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Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.

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•	If you have the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Investment Allocation Restrictions for Certain Benefit Riders").
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.

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We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account, GPAs and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes an optional living benefit rider you do not have the option to request from which account to surrender. The minimum contract value after partial surrender is $500 (for contracts with a SecureSource series rider, there is no minimum).
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.

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This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider, Enhanced Legacy benefit rider, SecureSource Legacy benefit rider or Benefit Protector Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. For inherited nonqualified annuities, joint annuitants, contingent

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annuitants, and changing the annuitant are not allowed. Joint annuitants are not allowed for contracts with a SecureSource series Single Life rider. For contracts issued in California, if you have the SecureSource Legacy benefit rider and a SecureSource series rider, you may not change the annuitant while this rider is in force (Joint Life: unless a Covered Spouse becomes the owner and annuitant under the spousal continuation provision).
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•	If you have the Enhanced Legacy benefit rider, joint ownership and joint annuitants are not allowed while this rider is in force. For contracts issued in all states except California, if any owner is age 75 or younger immediately following the ownership change, the rider will continue and the benefit amount may be reset. An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider. For contracts issued in California, the benefits provided under the rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider or reset the benefit amount.
•	If you have the SecureSource Legacy benefit rider and a SecureSource series – Single Life rider, if there is an assignment or a change of ownership, the rider will terminate unless the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner or revocable trust, either holding for the sole benefit of the prior owner, subject to state restrictions. For contracts issued in California, the benefits provided under the SecureSource Legacy rider are only payable at the annuitant's death. An ownership change will not terminate the rider.
•	If you have the SecureSource Legacy benefit rider and a SecureSource series – Joint Life rider, if there is an assignment or a change of ownership, the rider will terminate unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner or a revocable trust, either holding for the sole benefit of the prior owner, subject to state restrictions. For contracts issued in California, the benefits provided under the SecureSource Legacy benefit rider are only payable at the annuitant's death. You may not change the annuitant while this rider is in force unless a covered spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider.
•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

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•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series — Single Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner or revocable trust, either holding for the sole benefit of the prior owner. For contracts issued in California, an ownership change will not terminate the rider and will not change the covered person under the rider. Joint ownership and joint annuitants are not allowed for contracts with SecureSource series — Single Life rider.
For a SecureSource series — Joint Life rider, if the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner or a revocable trust, either holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited; however, the rider will not terminate and the covered spouses under the rider will not change.
For the Accumulation Protector Benefit rider, subject to state rules, the rider will terminate if there is a change of ownership unless the new owner assumes total ownership of the contract and was an owner before the change. (See “Optional Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted;
•	the Return of Purchase Payments (ROPP) value; or
•	the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

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Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge, and
plus:
•	any positive or negative market value adjustment.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
•	You purchase the contract with a payment of $20,000
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

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If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 72. If you attained age 72 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest within 10 years of the date of death of the owner unless they qualify as an “eligible designated beneficiary.” Eligible designated beneficiaries may continue to take proceeds out over their life expectancy. Eligible designated beneficiaries include:
•	the surviving spouse;
•	a lawful child of the owner under the age of majority (remaining amount must be withdrawn within 10 years, once the child reaches the age of majority);
•	disabled within the meaning of Code section 72(m)(7);
•	chronically ill within the meaning of Code section 7702B(c)(2);
•	any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy for an eligible designated beneficiary. (Payout plans are limited if the beneficiary is not an eligible designated beneficiary.)
•	Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•	Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.

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If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•	ROPP Death Benefit;
•	MAV Death Benefit;
•	5-Year MAV Death Benefit;
•	Benefit Protector Death Benefit;
•	Enhanced Legacy Benefit; and

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•	SecureSource Legacy Benefit.
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however, the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. The ROPP Death Benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value, or
3.	the Full Surrender Value.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select one of the following optional death benefits: MAV Death Benefit, 5-Year MAV Death Benefit, Benefit Protector Death Benefit or Enhanced Legacy benefit rider. If you select the MAV Death Benefit or 5-Year MAV Death Benefit, you may also select the Benefit Protector Death Benefit. The MAV Death Benefit may not be purchased with the SecureSource series rider. If you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value;
3.	the MAV; or
4.	the Full Surrender Value.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or

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(b)	the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value;
3.	the 5-year MAV; or
4.	the Full Surrender Value.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional benefit to your beneficiary if there are earnings in the annuity. This will help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). It is only available if you have selected the MAV Death Benefit, 5-year MAV Death Benefit or Standard Death Benefit. The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you were under age 70 on the rider effective date; or
•	15% of your earnings at death if you were age 70 or older on the rider effective date.
If there has been a covered life change, remaining purchase payments is set as the contract value on the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: Earnings at death is equal to the death benefit that is otherwise payable (without this rider), less remaining purchase payments. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector

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•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider and the Standard Death Benefit will apply. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix D.
Enhanced Legacy Benefit
The Enhanced Legacy benefit is an optional benefit that you can add to your contract for an additional charge. The Enhanced Legacy benefit may not be purchased with any living benefit rider or with MAV, 5-year MAV, Benefit Protector Death Benefit or SecureSource Legacy benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The Enhanced Legacy benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted; or
2.	the ROPP value; or
3.	the Accumulation Death Benefit (ADB) value; or
4.	the MAV.
The Accumulation Death Benefit (ADB) is a component of the death benefit that is based on purchase payments increased by 5% on each anniversary through age 80 (adjusted for partial surrenders).
For contracts issued in California, the following applies:
•	The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•	If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the Enhanced Legacy benefit are:
Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.

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Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:
1.	On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.
2.	On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.	On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
You should consider whether the Enhanced Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. This means that you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account, that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Optional Riders”). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•	Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. This may limit your ability to increase the contract value and death benefit. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.

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Termination of the Rider
The rider can only be terminated under the following circumstances:
1.	After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.	For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.	Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.	On the annuitization start date the rider will terminate.
5.	In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Rider Charge provision, your written request will terminate the rider.
6.	Reduction of the contract value to zero will terminate the rider.
7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix D.
SecureSource Legacy Benefit
The SecureSource Legacy benefit is an optional death benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the SecureSource Series riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders available under the contract.
The SecureSource Legacy provides that if you die (for contracts issued in California, if the annuitant dies) before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract.
For contracts issued in California, the following applies:
•	The benefits provided under this rider are only payable at the annuitant’s death.
•	If the owner is a natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed.
•	If the owner and the annuitant are the same when a death benefit is payable, the death benefit is the greater of the SecureSource Legacy benefit amount or the death benefit payable under the terms of the base contract.
•	If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the death benefit under the terms of the base contract will be payable if the owner dies. The SecureSource Legacy benefit amount will not be included in the death benefit.
•	If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable
SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.	At rider effective date
The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.

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The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the Remaining Annual Payment plus an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
4.	At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Rules for Surrenders (applicable to contracts with applications signed on or after 5/4/2020):
When the Contract Value is reduced to zero, this rider will continue if the SecureSource Legacy benefit amount is greater than zero and the attached GLWB rider does not terminate. The SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. We will no longer accept additional purchase payments and no more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Rules for Surrenders (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, when the Contract Value is reduced to zero, this rider will terminate.
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's (for the Joint Life rider, Covered Spouse's) birth date, the SecureSource Legacy benefit amount will be adjusted based on the corrected Current Annual Payment.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•	This rider continues as part of the contract.
•	At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•	The SecureSource Legacy benefit amount is available for payment at the death of the surviving Covered Spouse.

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Annuity Provisions (applicable to contracts with applications signed on or after 5/4/2020):
If you choose to receive the Current Annual Payment on the annuitization start date, the SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. No more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Annuity Provisions (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, on the annuitization start date, this rider will terminate.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options. (See “Investment Allocation Restrictions for Certain Optional Riders”). This means that you will not be able to allocate contract value to all of the subaccounts , GPAs or the regular fixed account, that are available under the contract to contract owners who do not elect the rider. We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•	Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
(for contract applications signed on or after 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.
2.	Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date, if you choose a payout option available under the contract, the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the SecureSource Legacy benefit amount to zero will terminate the rider.
6.	Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.	Termination of the contract for any reason will terminate the rider.
Termination of the Rider
(for contract applications signed prior to 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.
2.	Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the contract value to zero will terminate the rider.
6.	Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death (for contracts issued in California, upon annuitant’s death). Upon termination, this rider may not be reinstated.

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For an example, please see Appendix E.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource 4 and SecureSource 4 Plus, each Age Band has two components for your Lifetime Payment Percentages, a Minimum Lifetime Payment Percentage and a potential Income Bonus Percentage. The covered person (Joint Life: the younger Covered Spouse) must be at least the youngest age in the first Age Band for the Current Annual Payment to be established. After the Current Annual Payment is established, in addition to your age, other factors determine when you move to a higher Age Band. The Age Bands are shown in the Rate Sheet Prospectus Supplement.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Annual Credits. Annual Credit is not applicable to the SecureSource Tempo rider.
The Annual Credit percentage and duration are shown in a Rate Sheet Prospectus Supplement.
Annual Step-Up: an increase in the Benefit Base that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if your current age (Joint Life: the younger Covered Spouse age) is now in a higher Age Band, the minimum Lifetime Payment Percentage will increase.
Benefit Base: used to determine the Current Annual Payment and the annual rider charge. The Benefit Base is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base: used to determine the Annual Credit. The Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit. Credit Base is not applicable to the SecureSource Tempo rider.
Credit Period: starts on the rider effective date. Subject to limitations, the Credit period will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is shown in the Rate Sheet Prospectus Supplement.
Current Annual Payment: the benefit available for withdrawal each contract year after the covered person (Joint Life: the younger Covered Spouse) has reached the youngest age in the first Age Band. For SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, the Current Annual Payment can vary each contract year and is equal to the minimum annual lifetime payment plus an Income Bonus, when eligible.
Excess Withdrawal: any withdrawal taken before the Current Annual Payment is established, or any withdrawal that is greater than the Remaining Annual Payment. Any excess withdrawal request will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, a potential increase to the Current Annual Payment. It is calculated by multiplying the Benefit Base by the Income Bonus Percentage.
Income Bonus Percentage: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, the Income Bonus Percentage may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus Percentage is not available under SecureSource Core, SecureSource Core Plus and SecureSource Core 2 riders. The Income Bonus Percentage and Minimum Lifetime Payment Percentages are shown in the Rate Sheet Prospectus Supplement.
Lifetime Payment Percentage: used to calculate your Current Annual Payment. For SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, it is the Minimum Lifetime Payment Percentage plus the Income Bonus Percentage, when eligible. The percentage used can vary as described in the Lifetime Payment Percentage provision below. The Lifetime Payment Percentages and Minimum Lifetime Payment Percentages, as applicable to each rider, are shown in the Rate Sheet Prospectus Supplement.

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Minimum Annual Lifetime Payment: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, the guaranteed lifetime benefit amount available for Withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage.
Remaining Annual Payment: after the Current Annual Payment is established, the Remaining Annual Payment is the amount that can be withdrawn during the remainder of the current contract year. Withdrawals reduce this amount each year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base: for SecureSource 4, SecureSource 4 Plus, SecureSource 5, SecureSource 5 Plus and SecureSource Tempo, one of the components used to determine whether or not the Income Bonus Percentage will be included with the Lifetime Payment Percentage. The Withdrawal Adjustment Base cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date (for contracts with applications signed before 5/1/2020): at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): at issue, it is the later of: (1) the rider anniversary equal to the Base Doubler duration; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age, both shown in the Rate Sheet Prospectus Supplement.
The following key terms only apply to SecureSource Tempo:
Contract Returns Used for Credit: Any positive returns in a contract year that are used to determine the Returns-linked Credit.
Credit Carryover: An amount that can be used on the Rider Anniversary to increase the Returns-linked Credit.
Maximum Carryover: The maximum amount for the Credit Carryover. The Maximum Carryover percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Carryover.
Maximum Credit: The maximum amount for the Returns-linked Credit. The Maximum Credit percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Credit.
Returns-linked Credit: is an amount that can be added to the Benefit Base on Rider Anniversaries during a Credit Period, subject to limitations. Excess Withdrawals may reduce or eliminate the benefit of any Returns-linked Credits. Returns-linked Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Returns-linked Credits.
Returns-linked Credit Base: used to determine the Maximum Credit and the Maximum Carryover. The Returns-linked Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit.
Optional Living Benefits
(Available for contract applications signed on or after 5/3/2021)
SecureSource Tempo rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource Tempo rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a Returns-linked Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.

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If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Tempo rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Tempo rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. excess withdrawals); or
•	you want to invest in funds other than the approved investment options. Certain approved investment options may only be available within an allocation plan, subject to requirements and limitations. For a list of currently approved investment options and allocation plans, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Tempo rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year. (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if a Returns-linked Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource Tempo rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource Tempo riders available under your contract:
•	SecureSource Tempo - Single Life
•	SecureSource Tempo - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Tempo — Single Life rider covers one person. The SecureSource Tempo — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSourceTempo — Single Life rider or the SecureSource Tempo — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Tempo — Single Life rider.
The SecureSource Tempo rider is an optional benefit that you may select, for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or

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•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Tempo riders are not available under an inherited qualified annuity.
The SecureSource Tempo rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Tempo rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment Percentages, Income Bonus Percentage, Credit Period, Maximum Credit percentage, Maximum Carryover percentage and Credit Multiplier applicable to your contract are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage”, “Returns-linked Credit”, “Credit Carryover”, below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.

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•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource Tempo Rider”.
However, at the earliest of (1) or(2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero.

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For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are set equal to the initial purchase payment.
The Credit Carryover is zero.
The Maximum Credit equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover equals the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
The Credit Carryover does not change.
If the purchase payment is received within 180 days after the contract date:
•	the Returns-linked Credit Base will be increased by the amount of the additional purchase payment; and
•	the Maximum Credit is recalculated to the Returns-linked Credit Base multiplied by the Maximum Credit Percentage; and
•	the Maximum Carryover is recalculated to the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
Purchase payments after 180 days do not increase the Maximum Credit or Maximum Carryover until the contract year after the purchase payment was received.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
A Returns-linked Credit will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Carryover can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Carryover will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Benefit Base or Credit Carryover (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Carryover do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Carryover will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Carryover (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how your benefit values are calculated on Rider Anniversaries. The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are subject to the maximum amount of $20 million for each. If the Rider Anniversary falls on a Day that the New York Stock Exchange is closed, the anniversary Contract Value (for the Variable Account portion only) is based on the close of business values on the next Valuation Date.

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1. Returns-linked Credit for the Benefit Base: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Returns-linked Credits may be available. The Maximum Credit percentage, Maximum Credit Carryover percentage and Credit Multiplier are shown in the Rate Sheet Prospectus Supplement.
The Returns-linked Credit equals the lesser of the Maximum Credit (immediately prior to this rider anniversary)
or the following:
(a × b) + c	where:

a	=	Contract Year Returns used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
The Benefit Base will be increased by the Returns-linked Credit on the Rider Anniversary.
•	Contract Returns Used for Credit:
-	On the first Rider Anniversary
The Contract Returns Used for Credit equals the Contract Value on the first Rider Anniversary less the purchase payments received during the first contract year, but it will not be less than zero.
-	On Any Other Rider Anniversary During a Credit Period
The Contract Returns Used for Credit equals the Contract Value on the Rider Anniversary less the Contract Value on the prior Rider Anniversary less any purchase payments received in that contract year, but it will not be less than zero.
- The Contract Value used to determine the Contract Returns Used for Credit is the value on the anniversary after all charges have been deducted. Your ability to earn Returns-linked Credits can be limited by declining or volatile equity market performance, withdrawals and charges.
- If the Covered Spouse continued the contract under the spousal continuation provision in the prior contract year, the Contract Returns Used For Credit is reduced by any increases to the Contract Value due to the death benefit that would otherwise have been paid.
After the end of the Credit Period there will be no additional Returns-linked Credits unless the Credit Period restarts due to an Annual Step-Up of the Benefit Base.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be set to zero on the last Rider Anniversary of a Credit Period.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero on the later of: (A) the rider anniversary on or after the oldest owner's 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
2. Annual Step-Up for the Benefit Base: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline an increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base (after any Returns-linked Credit is added). If an Annual Step-Up is executed, the following adjustments will be made:
•	The Benefit Base will be increased to the contract value,
•	The Credit period will restart,
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
3. Credit Carryover: If you did not take any withdrawals during the prior contract year, the Credit Carryover is recalculated on the Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base. It equals the lesser of the Maximum Carryover (immediately prior to this rider anniversary) or the following:
(a × b) + c - d	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover immediately prior to this rider anniversary
d	=	any Returns-linked Credit that was applied on this Rider Anniversary

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If a withdrawal has been taken during the prior contract year, the Credit Carryover is not recalculated. It may take multiple contract years to realize any Credit Carryover during the Credit Period.
4. Returns-linked Credit Base, Maximum Credit and Maximum Carryover: The following values are reset on each Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base:
•	The Returns-linked Credit Base is reset to the Contract Value (after rider charges are deducted) on the Rider Anniversary.
•	The Maximum Credit is recalculated and equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
•	The Maximum Carryover is recalculated and equals the greater of 1) Returns-linked Credit Base multiplied by the Maximum Carryover Percentage or 2) the Credit Carryover as determined under item 3 of the Rider Anniversary processing provision above.
5. The Withdrawal Adjustment Base: If You did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the Contract Value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Tempo — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Tempo — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently reset to zero, and there will be no additional Returns-linked Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).

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In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Tempo rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Tempo rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.

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The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Tempo rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Tempo riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core 2 Rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource Core 2 rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal.
The SecureSource Core 2 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core 2 rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

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Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core 2 rider is appropriate for you, see the “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource Core 2 riders available under your contract:
•	SecureSource Core 2 - Single Life
•	SecureSource Core 2 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core 2 — Single Life rider covers one person. The SecureSource Core 2 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core 2— Single Life rider or the SecureSource Core 2— Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Core 2 – Single Life rider.
The SecureSource Core 2 rider is an optional benefit that you may select, for an additional annual charge if :
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core 2 riders are not available under an inherited qualified annuity.
The SecureSource Core 2 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Core 2 rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If an owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the

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Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.

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If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
(B)On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.

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The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core 2 — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core 2 — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.

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•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered Person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”)or an alternative fixed annuity payout option available under the SecureSource Core 2 rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core 2 rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: the death of both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.

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Rider Termination
The SecureSource Core 2 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core 2 riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 Rider
(Available for contract applications signed on or after 5/3/2021)
The SecureSource 5 rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

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Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 5 riders available under your contract:
•	SecureSource 5 - Single Life
•	SecureSource 5 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 — Single Life rider covers one person. The SecureSource 5 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 — Single Life rider or the SecureSource 5 — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 5 — Single Life rider.
The SecureSource 5 rider is an optional benefit that you may select, for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 5 riders are not available under an inherited qualified annuity.
The SecureSource 5 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 5 rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.

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Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment

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Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 Rider”.
However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

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(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

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•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.

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Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”)or an alternative fixed annuity payout option available under the SecureSource 5 rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 Plus Rider
(Available for contract applications signed on or after 5/3/2021)

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The SecureSource 5 Plus rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit, MAV Death Benefit or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 Plus rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The annual benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 Plus riders available under your contract:
•	SecureSource 5 Plus - Single Life
•	SecureSource 5 Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders

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The SecureSource 5 Plus — Single Life rider covers one person. The SecureSource 5 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 Plus — Single Life rider or the SecureSource 5 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 5 Plus — Single Life rider.
The SecureSource 5 Plus rider is an optional benefit that you may select, for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 5 Plus riders are not available under an inherited qualified annuity.
The SecureSource 5 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource 5 Plus rider, see “SecureSource Rider Terms” section above.
Rate sheet prospectus supplement
The current charges and the current rates for the Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below.) We may change these terms for new purchasers, upon 7 calendar prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the  the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in  the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.

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Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 Plus Rider”.

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However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1) when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2) when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million for each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and, Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.

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•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing.
See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 Plus — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in

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that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, together without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a

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non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 Plus rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 Plus rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 Plus rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Optional Living Benefits
(Available for contract applications signed prior to 5/3/2021)
SecureSource Core Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Core rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit or certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy benefit rider). This benefit is intended to provide to you, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.

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If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core rider is appropriate for you, see the “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource Core riders available under your contract:
•	SecureSource Core - Single Life
•	SecureSource Core - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core — Single Life rider covers one person. The SecureSource Core — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core — Single Life rider or the SecureSource Core — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Core – Single Life rider.
The SecureSource Core rider is an optional benefit that you may select, for an additional annual charge if :
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core riders are not available under an inherited qualified annuity.

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The SecureSource Core rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Core rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If an owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.

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Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

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•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
(B)On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Star t Date”).

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If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered Person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those

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issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: the death of both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core Plus Rider
(Available for contract applications signed prior to 3/30/2020)
The SecureSource Core Plus rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date (see “Base Doubler” below).

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If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available, a Base Doubler is applied or an Annual Step-up increases the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus riders available under your contract:
•	SecureSource Core Plus - Single Life
•	SecureSource Core Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource Core Plus — Single Life rider covers one person. The SecureSource Core Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus — Single Life rider or the SecureSource Core Plus — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and join annuitants are not allowed for SecureSource Core Plus – Single Life rider.
The SecureSource Core Plus rider is an optional benefit that you may select, for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core Plus riders are not available under an inherited qualified annuity.

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The SecureSource Core Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource Core Plus rider, see “SecureSource Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period, Annual Credit percentages and Base Doubler age and duration, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Annual Credits” and “Base Doubler” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current Annual payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “(Current Annual Payment)” heading below). The Covered Person is the owner on the rider effective date. If an owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant. The Covered person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.

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Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Joint Life:Base Doubler Date (for contracts with applications signed before 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Base Doubler duration (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision.
For contracts with applications signed before 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary; or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age shown in the Rate Sheet Prospectus Supplement.
For contracts with applications signed on/after 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Base Doubler duration, or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age (both shown in the Rate Sheet Prospectus Supplement).
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made

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The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal”, calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.

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The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the annual rider fee, on the Base Doubler Date the Benefit Base (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the Benefit Base). It is important to remember that the 200% Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler date will permanently set the Base Doubler to zero.
See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater.
The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
For contracts with applications signed before 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.

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For contracts with applications signed on/after 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Credit Period Base Doubler duration, (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base and Base Doubler, will be permanently set to zero, and there will be no additional Annual Credits and no Base Doubler is applied. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or

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assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core Plus rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus rider is not available.
Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payment plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP rider, MAV rider or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains to increase the Benefit Base.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.

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The SecureSource 4 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus Percentage is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 4 riders available under your contract:
•	SecureSource 4 - Single Life
•	SecureSource 4 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 — Single Life rider covers one person. The SecureSource 4 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 — Single Life rider or the SecureSource 4 — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 4 — Single Life rider.
The SecureSource 4 rider is an optional benefit that you may select, for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 riders are not available under an inherited qualified annuity.

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The SecureSource 4 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 4 rider, see “SecureSource Series Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the contract owner. If any owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the

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date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Rider”.
However, at the earliest of (1) or (2) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.

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Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.

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•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)	if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)	if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in

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that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The Current Annual Payment is fixed for as long as payments are made.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: the rider will terminate if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.

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Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment provided by this rider until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 riders charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Plus Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 Plus rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit, MAV Death Benefit or Enhanced Legacy benefit rider). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

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The SecureSource 4 Plus rider may be not appropriate for you if:
•	you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•	you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The annual benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus Percentage is included in the Lifetime Payment Percentage is determined when the first withdrawal is taken and is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus riders available under your contract:
•	SecureSource 4 Plus - Single Life
•	SecureSource 4 Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus — Single Life rider covers one person. The SecureSource 4 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus — Single Life rider or the SecureSource 4 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus — Single Life rider.
The SecureSource 4 Plus rider is an optional benefit that you may select, for an additional annual charge if:
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 Plus riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).

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For key terms associated with the SecureSource 4 Plus rider, see “SecureSource Rider Terms” section above.
Rate sheet prospectus supplement
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Supplements are reflected in Appendix G. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov  (File No. 333 – 230376).
current ANNUAL payment Description
Single Life only: Covered Person: the person whose life is used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the oldest annuitant. The Covered Person cannot be changed.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the the first withdrawal is taken in each contract year we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•	The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•	The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•	Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•	Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.

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Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Minimum Lifetime Payment Percentage, the Income Bonus Percentage for each Age Band, and Age Bands are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•	On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Plus Rider”.
However, at the earliest of (1) or (2), the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1) when your contract value on a rider anniversary is less than two times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2) when the contract value reduces to zero.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: values are determined at the following times and are subject to a maximum amount of $20 million for each:
1.	At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.

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If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)	The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)	If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)	If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and, Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•	Single Life: The Benefit Base will be increased by the Annual Credit.
•	Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)	if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or

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(B)	if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:

a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Supplement.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any annual credit is added. If an annual step-up is executed, the Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•	The Benefit Base (after any Annual Credit is added) will be increased to the contract value, if greater.
•	The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•	If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation
•	The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Current Annual Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing.
See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

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Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Current Annual Payment will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, together without interest, and/or as otherwise legally permissible.
•	If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•	If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life: The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or the Covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the Covered Spouses can be owners. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a Covered Spouse before the change, or is a non-natural owner or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the Covered Spouses under the rider will not change even if there is an ownership change.

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Annuity Provisions: If your annuitization start date is the maximum annuitization start date(see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 Plus rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last Covered Spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus rider charge”).
•	When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed

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withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (See “Determination of Adjustments of Benefit Values” under each rider).
•	Investment Allocation Restriction: You must invest in approved investment options which vary by rider. For SecureSource Tempo, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts , GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are

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taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Available for contract applications signed prior to 3/30/2020)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit, Enhanced Legacy benefit rider or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•	You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;

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•	If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step-ups and spousal continuation step-ups.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.

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The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of Elective Step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Assignment and Change of Ownership
Subject to state limitations, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner before the change, or is a nonnatural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	The rider will terminate for certain assignment and ownership changes as described in the “Assignment and Change of Ownership” provision above.
•	After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges - Accumulation Protector Benefit rider charge”).
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect certain benefit riders, you must comply with certain investment allocation restrictions. This means you will be limited in your choice of funds and may be limited in how much you can invest in those funds. The investment allocation restrictions are different for the SecureSource Series riders , the Accumulation Protector Benefit rider and the Enhanced Legacy benefit rider. Please speak with your financial advisor if you have any questions about the investment allocation restrictions applicable to your rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER, ENHANCED LEGACY BENEFIT RIDER, SECURESOURCE CORE 2, SECURESOURCE 5, SECURESOURCE 5 PLUS, SECURESOURCE CORE, SECURESOURCE CORE PLUS, SECURESOURCE 4 OR SECURESOURCE 4 PLUS BENEFIT RIDERS
For contracts issued with the Accumulation Protector Benefit rider or Enhanced Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1.	Variable Portfolio – Managed Risk Fund (Class 2)
2.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)

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6.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
For contracts issued with the SecureSource Core2, SecureSource 5, SecureSource 5Plus, SecureSource
Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders , alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1.	Variable Portfolio – Managed Risk Fund (Class 2)
2.	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1.	Variable Portfolio – Moderate Portfolio (Class 2)
2.	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3.	Variable Portfolio – Conservative Portfolio (Class 2)
The investment allocation restrictions for the above listed SecureSource series riders , Enhanced Legacy Benefit rider or Accumulation Protector Benefit rider may reduce our financial risk and expense in offering guaranteed benefits and limit your ability to grow contract value. The Portfolio Stabilizer funds or Portfolio Navigator funds (collectively “the Funds”) are available to all contract owners, regardless of whether an optional benefit rider has been elected. We reserve the right to reduce the number of available Funds.
Changes we may make. We reserve the right to add, remove, combine or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any investment option. Any change will apply to current allocations, future purchase payments, and transfers. If we remove, restrict, combine or substitute Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations. We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Additional Risks. It is important to remember that certain funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition,

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managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, SecureSource Core2, SecureSource 5, SecureSource 5Plus, SecureSource
Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, SecureSource Core 2, SecureSource 5, SecureSource 5 Plus, SecureSource Core, SecureSource Core Plus, SecureSource 4, SecureSource 4 Plus benefit riders or Accumulation Protector Benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SecureSource Tempo RIDER
For contracts issued with the SecureSource Tempo rider, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest 100% of your purchase payments and your contract value to approved investment options (“the Funds”). Certain Funds are available within an allocation plan, subject to requirements and percentage limitations. If you invest in this rider, you will be limited in your choice of investments and may be limited in how much you can invest in certain Funds. By investing in this rider, you will also not be able to allocate contract value to all investment options available in the contract. In addition, you will not be able to allocate to the regular fixed account. These investment restrictions may reduce our financial risk and expense in offering guaranteed withdrawal benefits and limit your ability to grow contract value. (see “Changes we may make” in this section below for more information).
Choosing an Investment Path. The Personalized AllocationsSM feature allows you to allocate your purchase payments and contract value to either Investment Path 1 or Investment Path 2, subject to plan requirements and percentage limitations, as shown in the Rate Sheet Supplement.
You will choose either Investment Path 1 or Investment Path 2 at issue. After issue, you can change between Investment Path 1 and Investment Path 2 at any time, subject to any transfer limitations. Your total contract value will be moved to the new Investment Path and you will be required to adhere to its rules. Any value in the Special DCA fixed account will remain in the Special DCA fixed account and future scheduled Special DCA fixed account transfers will be based on the updated allocations.
Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.

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If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Investment Path 1. This option requires 100% allocation of your purchase payments and contract value among the Funds listed below and there is no restriction on how much you can allocate into each Fund. The following Funds are available under Investment Path 1:
1. Columbia Variable Portfolio – Balanced Fund (Class 2)
2. Variable Portfolio – Managed Risk Fund (Class 2)
3. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
4. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
7. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
10.Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
11. Variable Portfolio – Aggressive Portfolio (Class 2)
12. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
13. Variable Portfolio – Moderate Portfolio (Class 2)
14. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
15. Variable Portfolio – Conservative Portfolio (Class 2)
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds shown below. The Funds under Investment Path 2 are divided into groups and each group has a specified minimum or maximum percentage of contract value that can be allocated to it. You can select the percentages of contract value to allocate to Funds within each group, but the total investment for all Funds within the group must comply with the specified minimum or maximum percentage for that group. We may change the list of Funds that are or are not available to a specific group. There is also a maximum percentage of contract value that may be allocated to each Fund. If you chose Investment Path 2, you can allocate to Funds in Groups 1, 2, and 3, subject to the requirements and limitations as shown below.
The allocation you select at issue becomes your contract allocation. Purchase payments and rebalancing will be made in accordance with this allocation. In order to transfer between Funds, you must update your contract allocation instructions with us.
Rebalancing for Investment Path 2.
If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis. Quarterly rebalancing will be done on a quarterly schedule measured from Contract Date, regardless of when Investment Path 2 is selected. We may change, suspend or terminate the automatic rebalancing frequency in our sole discretion. We will notify you in advance if we exercise this right. If you switch to Investment Path 1, rebalancing is automatically terminated.
Group A – Fixed Income: Minimum of 20%
Available funds with a Maximum Fund Allocation of 100%
1. Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
2. Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
3. Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
4. CTIVP – American Century Diversified Fund (Class 2)
5. CTIVP – TCW Core Plus Bond Fund (Class 2)
6. CTIVP – Wells Short Duration Government Fund
7. Variable Portfolio – Partners – Core Bond Fund (Class 2)
8. Columbia variable Portfolio – Government Money Market Fund (Class 2)
Group B – Asset Allocation, Large Cap and International Equity funds: Maximum of 80%
Available Asset Allocation funds with a Maximum Fund Allocation of 80%
1. Variable Portfolio – Managed Volatility Growth Fund (Class 2)

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2. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5. Variable Portfolio –U.S. Flex Growth Fund (Class 2)
6. Variable Portfolio –U.S. Flex Moderate Growth Fund (Class 2)
7. Variable Portfolio –U.S. Flex Conservative Fund (Class 2)
8. Variable Portfolio – Managed Risk Fund (Class 2)
9. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
10. Variable Portfolio – Aggressive Portfolio (Class 2)
11. Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
12. Variable Portfolio – Moderate Portfolio (Class 2)
13. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
14. Variable Portfolio – Conservative Portfolio (Class 2)
15. Columbia Variable Portfolio – Balanced Fund (Class 2)
Available Large Cap and International Equity funds with a Maximum Fund Allocation of 30%
1. Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
2. Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
3. Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
4. Columbia Variable Portfolio – Large-Cap Growth Fund (Class 2)
5. Columbia Variable Portfolio – Large-Cap Index Fund (Class 2)
6. Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
7. CTIVP – Loomis Sayles Growth Fund (Class 2)
8. CTIVP – MFS Value Fund (Class 2)
9. CTIVP – T. Rowe Price Large-Cap Value Fund (Class 2)
10. Variable Portfolio – Partners Core Equity Fund (Class 2)
11. Columbia Variable Portfolio – Overseas Core Fund (Class 2)
12. Variable Portfolio – Partners International Core Equity Fund (Class 2)
13. Variable Portfolio – Partners International Growth Fund (Class 2)
14. Variable Portfolio – Partners International Value Fund (Class 2)
Group C – Large Cap Aggressive Growth, Mid Cap, Small Cap and Emerging Markets: Maximum of 20%
Available funds with a Maximum Fund Allocation of 5%
1. CTIVP - Morgan Stanley Advantage Fund (Class 2)
2. Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)
3. Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
4. CTIVP - Victory Sycamore Established Value Fund (Class 2)
5. CTIVP - Westfield Mid Cap Growth Fund (Class 2)
6. Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
7.Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
8. Variable Portfolio - Partners Small Cap Value Fund (Class 2)
9. Columbia Variable Portfolio - Emerging Markets Fund (Class 2)
Changes we may make for both Investment Path 1 and Investment Path 2. We reserve the right to add, remove, combine or substitute Funds in our sole discretion. We reserve the right to close or restrict Funds in our sole discretion. We also reserve the right to add, remove or modify allocation plans, including adding and removing Funds, changing allocation plan requirements and changing percentage limitations, in our sole discretion. Any change will apply to current allocations, future purchase payments and transfers. If we remove, restrict, combine or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward any annual transfer limitations.
We may modify the investment requirements or limitations at any time we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications may be based on several factors including, but not limited to, general market conditions, the style and investment objectives of the funds, when hedging instruments become difficult to acquire or the cost of hedging becomes excessive.

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We will notify you 30 days prior to the date of any change or new limitation to the Funds, the allocation plans or allocation plan requirements. The change will take effect on the date we declare in the written notice. If your current contract allocation does not comply with our revised requirements, prior to the effective date you should update your allocations to comply. If you do not provide us with such instructions or your allocations do not comply with our revised investment options, before you make a purchase payment or request a transfer, you must update your contract value and purchase payment allocations to comply.
Additional Risks. It is important to remember that certain Funds offered in Investment Path 1 and Investment Path 2 are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Funds, you might benefit (or benefit more) from selecting alternative Funds. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to six times per contract year by written request on an authorized form or by another method agreed to by us subject to our investment restrictions. If you choose Investment Path 1, you may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this six times per contract year limit. Quarterly rebalancing, based on contract quarter, is mandatory and will be automatically established when you select Investment Path 2. Please consider requesting changes carefully, because we may charge you a higher fee for your rider (see “Charges — Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select SecureSource Tempo rider, you and your financial advisor should carefully evaluate whether the Funds offered in Investment Path 1 and Investment Path 2 meet your investment objectives and risk tolerance. You should not select SecureSource Tempo benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the fixed account and variable account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted , plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;

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•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.

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Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the Current Annual Payment provided by this rider until the death of Covered Person (Joint Life: both Covered Spouses) . If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

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Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.

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Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.

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Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 72. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible

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contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion. We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

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After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

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•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners , including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we

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issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2020 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10 th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of RiverSource Life or the insurance industry generally.
Experts
The financial statements incorporated in this prospectus by reference to the Annual Report on Form 10-K for the year ended December 31, 2020 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Additional Information
Incorporation of Certain Documents by Reference
The SEC allows Us to “incorporate by reference” the information We have filed with the SEC. This means that We can disclose important information to You without actually including the specific information in this prospectus by referring You to other documents filed separately with the SEC. The information incorporated by reference is an important part of this prospectus. Information that We later provide to the SEC, and which is deemed to be “filed” with the SEC, will automatically update information previously filed with the SEC, and may replace information in this prospectus and information previously filed with the SEC. We incorporate by reference RiverSource Life Insurance Company’s annual report on Form 10-K for the year ended December 31, 2020 as filed with the SEC on February 24, 2021, File No.033-28976 in accordance with the Securities Exchange Act of 1934, as amended and any filings We make with the SEC under Sections 13(a) or 15(d) of the Securities Exchange Act (excluding information deemed to be furnished and

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not filed with the SEC) after the effective date of this registration statement, until all offerings under the registration statement of which this prospectus forms a part are completed or terminated. The annual report contains additional information about RiverSource Life Insurance Company, including audited financial statements for the latest fiscal year.
RiverSource Life will furnish You without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of Your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of RiverSource Life pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result, it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Global Strategic Income Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 2)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Overseas Core Fund (Class 2)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
CTIVP ® - American Century Diversified Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
CTIVP ® - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.
CTIVP ® - CenterSquare Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.
CTIVP ® - Loomis Sayles Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
CTIVP ® - MFS® Value Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
CTIVP ® - Morgan Stanley Advantage Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
CTIVP ® - T. Rowe Price Large Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
CTIVP ® - TCW Core Plus Bond Fund (Class 2)	Seeks to provide shareholders with total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
CTIVP ® - Victory Sycamore Established Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
CTIVP ® - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide shareholders with current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
CTIVP ® - Westfield Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager.

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Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Mutual Advisers, LLC
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Global Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Fund, Series II Shares)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Global Strategic Income Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares)	Seeks total return	Invesco Advisers, Inc.
Invesco V.I. Main Street Small Cap Fund®, Series II Shares (previously Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Series II Shares)	Seeks capital appreciation.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy, Class II	Seeks to provide total return.	Ivy Investment Management Company
Janus Henderson Balanced Portfolio: Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Janus Henderson Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	Massachusetts Financial Services Company
Morgan Stanley VIF Discovery Portfolio, Class II Shares (not available to new investors on or after April 5, 2021)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)	Seeks long-term growth of capital and income generation.	Neuberger Berman Investment Advisers LLC
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Franklin Advisers, Inc.
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Risk Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Managed Risk U.S. Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Core Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Wells Capital Management Incorporated, subadvisers.
Variable Portfolio - Partners Core Equity Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.
Variable Portfolio - Partners International Core Equity Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders), subadviser.
Variable Portfolio - Partners International Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.
Variable Portfolio - Partners International Value Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC (TSW), subadvisers.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Scout Investments Inc., and Wells Capital Management Incorporated, subadvisers.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers; Investment Counselors of Maryland, LLC, subadviser.
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.

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Appendix B: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account , regular fixed account and the fees and charges that apply to your contract.
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2:     You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61

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Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount , GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00

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			Contract with Gain	Contract with Loss
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000; and
•	on the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the first contract anniversary the contract value grows to $26,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000

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for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the fifth contract anniversary the contract value grows to $26,000.
•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
Example — Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.
•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate

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remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700
Example – Enhanced Legacy benefit rider
Assumptions:
•	You purchase the contract with a payment of $25,000; and
•	on the first contract anniversary the total contract value is $25,750; and
•	100 days into the second contract year the total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy benefit rider on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00
	plus purchase payments made since that anniversary:	+0.00

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	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
	$24,300
	for a death benefit of:	$24,629.63

Enhanced Legacy benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63

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Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, regular fixed account, Special DCA fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
EXAMPLE — SECURESOURCE CORE/ SECURESOURCE CORE PLUS/ SECURESOURCE CORE 2 RIDERS
Assumptions:
•	You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a Lifetime Payment Percentage of 4.00% at age 61, 5.00% at age 65, and 5.20% at age 70. Your Lifetime Payment Percentage will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit Base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	SecureSource Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%	$100,000
1	—	—	94,000	100,000	106,000	4,240	4,240	4.00%	100,000
2	—	—	103,500	100,000	112,000	4,480	4,480	4.00%	103,500
3	—	—	120,000	120,000	120,000 (1)	4,800	4,800	4.00%	120,000
3.5	—	4,800	115,200	120,000	120,000	4,800	-	4.00%	115,200
4	—	—	115,000	120,000	120,000 (2)	4,800	4,800	4.00%	115,200
5	—	—	110,000	120,000	127,200	5,088	5,088	4.00%	115,200
6	—	—	140,000	140,000	140,000	7,000	7,000	5.00% (3)	140,000
7	—	—	120,000	140,000	148,400	7,420	7,420	5.00%	140,000
7.5	—	10,000	110,000	136,792	144,999 (4)	7,420	-	5.00%	129,542
8	—	—	102,000	136,792	144,999	7,250	7,250	5.00%	129,542
9	—	—	109,000	136,792	153,207	7,660	7,660	5.00%	129,542
(1)	Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are calculated as described in 'Lifetime Benefit Description - Determination of Adjustment of Benefit Values'.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    157

EXAMPLE — SECURESOURCE 4/SECURESOURCE 4 PLUS/ SECURESOURCE 5/SECURESOURCE 5 PLUS RIDERS
Assumptions:
•	You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	—	—	94,000	100,000	106,000	100,000	6.0%	4,876	4,876	4.60%	100,000
2	—	—	103,500	100,000	112,000	103,500	0.0%	5,152	5,152	4.60%	103,500
3	—	—	120,000	120,000	120,000 (2)	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	—	5,520	114,800	120,000	120,000 (3)	114,480	0.0%	5,520	-	4.60%	114,480
4	—	—	115,000	120,000	120,000	115,000	0.0%	5,520	5,520	4.60%	115,000
5	—	—	110,000	120,000	127,200	115,000	4.3%	5,851	5,851	4.60%	115,000
6	—	—	140,000	140,000	140,000	140,000	0.0%	7,980	7,980	5.70% (4)	140,000
7	—	—	120,000	140,000	148,400	140,000	14.3%	8,459	8,459	5.70%	140,000
7.5	—	10,000	110,000	138,066	146,350 (5)	128,333	14.3%	8,459	-	5.70%	129,724
8	—	—	102,000	138,066	146,350	128,333	20.5%	6,878	6,878	4.70% (6)	129,724
9	—	—	109,000	138,066	154,633	128,333	15.1%	8,814	8,814	5.70%	129,724
(1)	This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)	Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,459 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

158     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

EXAMPLE — SECURESOURCE TEMPO
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•	You are the sole owner and also the annuitant. You are age 61.
•	This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Returns- linked Credit	Benefit Base	Credit Carryover	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000		$100,000		$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	-	-	94,000	-	100,000	-	100,000	6.0%	4,600	4,600	4.60%	100,000
2	-	-	103,500	9,400	109,400	9,400 (2)	103,500	0.0%	5,032	5,032	4.60%	103,500
3	-	-	120,000	10,350	120,000 (3)	10,350	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	-	5,520	114,480		120,000	10,350	114,480	0.0%	5,520	-	4.60%	114,480
4	-	-	115,000	-	120,000 (4)	10,350	115,000	0.0%	5,520	5,520	4.60%	115,000
5	-	-	110,000	10,350 (5)	130,350	-	115,000	4.3%	5,996	5,996	4.60%	115,000
6	-	-	140,000	11,000	141,350	11,000	140,000	0.0%	6,502	6,502	4.60%	140,000
7	-	-	120,000	11,000	152,350	-	140,000	14.3%	7,008	7,008	4.60%	140,000
7.5	-	10,000	110,000		148,316 (6)	-	128,333	14.3%	7,008	-	4.60%	129,470
8	-	-	102,000	-	148,316	-	128,333	20.5%	5,339	5,339	3.60% (7)	129,470
9	-	-	109,000	10,200	158,516	3,800	128,333	15.1%	7,292	7,292	4.60%	129,470
(1)	This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)	Returns linked credit and Credit carryover are based on the $9,500 positive contract returns (i.e. contract value increased from $94,000 to $103,500). The maximum credit and maximum carryover are 10% of prior anniversary contract value.
(3)	Since the contract value was greater than the Benefit Base after it was increased by the Returns-linked Credit, the Benefit Base is increased to the contract value.
(4)	Since a withdrawal was taken in the previous contract year, the Returns-linked Credit is not available on the 4th Anniversary and the Credit Carryover is not increased.
(5)	Contract return used for credit is zero so the Returns-linked credit is from the Credit Carryover.
(6)	The $10,000 withdrawal is greater than the $7,008 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(7)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    159

Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

160     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the Current Annual Payment.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of Current Annual Payment.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the Remaining Annual Payment at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the Remaining Annual Payment for that contract year.
•	Once the Remaining Annual Payment for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the Current Annual Payment as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the Current Annual Payment and will subject the Current Annual Payment to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available Remaining Annual Payment amount and may result in the reduction of your Current Annual Payment as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    161

Appendix G: Prospectus Rate Sheet Supplements
The purpose of this appendix is to show historic rates filed with the following Prospectus Rate Sheet Supplements:
•	Rate Sheet Prospectus Supplement dated April 29, 2019 – applicable to contracts with applications signed from 4/29/19 through 10/27/2019;
•	Rate Sheet Prospectus Supplement dated Oct. 14, 2019 – applicable to contracts with applications signed from 10/28/19 through 3/29/2020;
•	Rate Sheet Prospectus Supplement dated March 16, 2020 – applicable to contracts with applications signed from 3/30/2020 through 4/30/2020;
•	Rate Sheet Prospectus Supplement dated May 1, 2020 – applicable to contracts with applications signed from 5/1/2020 through 5/2/2021

Rate Sheet Prospectus Supplement dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CA (4/19)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms, listed below apply to applications signed on or after April 29, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider– Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider– Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider– Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 – 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.30%	1.40%
SecureSource Core PlusSM	1.50%	1.70%
SecureSource 4®	1.00%	1.15%
SecureSource 4 Plus®	1.30%	1.55%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.

SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	3.20%
59-64	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	3.20%
59-64	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.75%	1.00%
59-64	4.00%	3.75%	1.00%
65-69	5.00%	4.75%	1.00%
70-74	5.25%	5.00%	1.00%
75-79	5.50%	5.25%	1.00%
80+	6.00%	5.75%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.30%	3.20%	1.00%
59-64	4.30%	4.20%	1.00%
65-69	5.30%	5.20%	1.00%
70-74	5.55%	5.45%	1.00%
75-79	5.80%	5.70%	1.00%
80+	6.30%	6.20%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	12 years
SecureSource Core PlusSM	7%	12 years
SecureSource 4®	6%	12 years
SecureSource 4 Plus®	6%	12 years
BASE DOUBLER AGE for the SecureSource CORE PLUS rider:
Base Doubler age is 70.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-1 (4/19)

Rate Sheet Prospectus Supplement dated October 14, 2019 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CA (4/19)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after October 28, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 – 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.45%	1.55%
SecureSource Core PlusSM	1.65%	1.85%
SecureSource 4®	1.35%	1.50%
SecureSource 4 Plus®	1.45%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	2.90%
59-64	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	2.90%
59-64	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.75%	1.00%
59-64	4.00%	3.75%	1.00%
65-69	5.00%	4.75%	1.00%
70-74	5.25%	5.00%	1.00%
75-79	5.50%	5.25%	1.00%
80+	6.00%	5.75%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.10%	2.90%	1.00%
59-64	4.10%	3.90%	1.00%
65-69	5.10%	4.90%	1.00%
70-74	5.35%	5.15%	1.00%
75-79	5.60%	5.40%	1.00%
80+	6.10%	5.90%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	10 years
SecureSource Core PlusSM	7%	10 years
SecureSource 4®	6%	10 years
SecureSource 4 Plus®	6%	10 years
BASE DOUBLER AGE for the SecureSource CORE PLUS rider:
Base Doubler age is 70.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-4 A (10/19)

Rate Sheet Prospectus Supplement dated March 16, 2020 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CA (4/19)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•	Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after MARCH 30, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 – 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.60%	1.70%
SecureSource Core PlusSM	N/A	N/A
SecureSource 4®	1.55%	1.65%

Rider	Single Life Option	Joint Life Option
SecureSource 4 Plus®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75-79	N/A	N/A
80+	N/A	N/A
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	10 years
SecureSource Core PlusSM	N/A	N/A
SecureSource 4®	6%	10 years
SecureSource 4 Plus®	7%	10 years

BASE DOUBLER AGE for the SecureSource CORE PLUS rider:
Base Doubler age is N/A.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-7A (03/20)

Rate Sheet Prospectus Supplement dated May 1, 2020 to the Prospectus Dated May 1, 2020
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6720 CG (5/20)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix G to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•	Current rider fees for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Lifetime Payment Percentages and Age Bands for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders;
•	Income Bonus Percentage for the SecureSource 4 and SecureSource 4 Plus optional benefit riders;
•	Annual Credit percentage and Credit Period for the SecureSource Core, SecureSource Core Plus, SecureSource 4, and SecureSource 4 Plus optional benefit riders.
•	Base Doubler age and Base Doubler duration used to determine Base Doubler Date for the SecureSource Core Plus optional benefit rider.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 1, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus Rider – Lifetime Payment Percentage/Annual Credits”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230376 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource CoreSM	1.60%	1.70%
SecureSource Core PlusSM	N/A	N/A
SecureSource 4®	1.55%	1.65%
SecureSource 4 Plus®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75-79	N/A	N/A
80+	N/A	N/A
SecureSource 4 Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource CoreSM	6%	10 years
SecureSource Core PlusSM	N/A	N/A
SecureSource 4®	6%	10 years
SecureSource 4 Plus®	7%	10 years
BASE DOUBLER AGE and duration for the SecureSource CORE PLUS rider:
Base Doubler age is N/A and Base Doubler duration is N/A.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-4 A (5/20)

Appendix H: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of December 31, 2020. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,278	3,267	1,985	1,825	1,643	1,676	1,226	791	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21
Accumulation unit value at end of period	$5.34	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,180	6,613	5,624	4,590	3,072	2,941	1,377	589	267	93

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.71	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,001	10,883	11,708	13,653	13,785	12,552	10,397	3,655	—	—

American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42
Accumulation unit value at end of period	$3.22	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	15,482	16,561	18,256	20,496	22,042	23,479	26,320	29,234	31,529	36,454

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	18,398	18,379	19,527	20,271	19,437	19,317	15,638	11,699	3,226	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.39	$1.97	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16
Accumulation unit value at end of period	$2.79	$2.39	$1.97	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	55,169	52,172	50,535	51,410	47,474	37,714	33,526	33,040	33,359	39,535

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,241	2,883	2,926	2,321	1,718	1,625	587	150	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.55	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,653	16,017	16,602	17,049	14,367	9,669	5,364	2,048	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21
Accumulation unit value at end of period	$3.69	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3,909	4,163	3,504	2,796	2,539	2,275	1,150	553	251	40

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.43	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,792	9,923	8,812	8,410	7,265	5,599	4,707	3,248	1,392	844

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,740	4,583	4,429	4,150	2,851	2,505	2,761	1,137	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22
Accumulation unit value at end of period	$1.93	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	14,110	12,868	12,286	9,779	5,901	5,314	5,297	3,910	1,839	1,102

Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.04	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,606	3,693	3,604	3,467	3,187	2,791	2,668	2,699	2,020	1,190

172     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	41,345	19,585	23,211	9,397	9,951	6,571	5,034	5,954	1,172	825

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.83	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11,533	11,087	11,600	11,719	9,952	8,478	6,903	4,568	2,838	1,107

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07
Accumulation unit value at end of period	$1.77	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,792	6,333	6,544	6,347	6,040	14,061	15,213	15,891	1,475	587

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.44	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19,902	16,207	12,314	12,012	9,706	7,288	5,718	5,271	6,013	3,544

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$4.63	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,276	6,082	5,803	4,866	4,306	3,556	1,650	1,074	553	92

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.48	$1.91	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91
Accumulation unit value at end of period	$2.90	$2.48	$1.91	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	61,708	61,001	54,565	48,132	42,843	40,321	37,322	38,404	40,265	46,053

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.20	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19,603	13,422	12,393	9,957	8,639	4,608	3,837	2,142	1,603	889

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,486	4,907	4,086	4,794	5,110	3,685	1,824	428	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27
Accumulation unit value at end of period	$3.48	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,513	3,093	2,784	2,228	1,875	1,603	682	384	92	91

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.76	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7,021	5,765	5,332	5,023	4,155	3,028	1,445	889	446	166

Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.15	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,454	4,605	4,415	3,070	2,409	1,990	1,473	533	91	52

Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.85	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,545	4,286	4,070	3,662	3,283	2,637	2,007	1,383	354	215

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.68	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,022	1,791	1,945	1,625	1,524	1,310	964	564	193	81

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	22,559	20,576	16,609	15,211	10,308	6,562	4,404	3,947	3,269	1,394

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5,563	3,890	3,382	3,466	3,503	2,879	2,039	1,116	1,594	1,177

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    173

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP ® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7,453	5,661	3,657	3,618	3,321	2,338	2,028	1,882	1,851	479

CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.40	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5,950	5,017	4,610	3,836	2,688	1,994	1,633	1,568	1,542	739

CTIVP ® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.85	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,332	5,255	4,946	5,029	4,541	3,923	2,953	2,042	906	442

CTIVP ® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,229	7,652	6,698	4,862	1,660	931	646	90	—	—

CTIVP ® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.69	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,073	3,785	3,496	2,839	1,651	853	660	432	162	101

CTIVP ® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$4.58	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,517	1,354	1,344	1,100	1,022	761	406	298	177	51

CTIVP ® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.88	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,211	8,520	7,357	6,873	4,997	3,384	2,363	1,292	425	287

CTIVP ® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24
Accumulation unit value at end of period	$5.70	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,211	1,750	1,440	1,068	1,056	1,232	860	771	700	442

CTIVP ® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.49	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,169	3,615	3,132	2,268	1,596	1,375	1,418	1,032	618	230

CTIVP ® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7,668	3,939	2,628	2,428	2,176	1,011	575	549	756	268

CTIVP ® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.20	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6,153	5,975	5,746	4,921	3,322	1,963	1,157	857	588	340

CTIVP ® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	20,552	10,306	9,648	6,939	5,700	2,506	1,014	613	308	172

CTIVP ® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.81	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,014	3,037	2,949	2,817	2,339	2,001	1,080	663	328	156

DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	4,157	4,619	4,853	6,013	6,466	7,133	7,736	6,629	2,284	—

Fidelity ® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06
Accumulation unit value at end of period	$3.33	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	45,857	48,944	50,290	52,141	55,327	63,576	70,307	76,647	84,137	102,175

174     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity ® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46
Accumulation unit value at end of period	$5.39	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	18,480	20,850	22,801	24,758	27,539	31,976	37,014	43,257	50,560	63,182

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,605	43,673	35,920	30,762	19,832	14,724	10,509	2,729	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,910	13,784	12,559	12,704	11,610	11,688	12,796	4,629	—	—

Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31
Accumulation unit value at end of period	$2.35	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8,428	9,951	10,663	12,378	13,740	15,352	17,372	20,113	22,778	27,767

Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$5.30	$4.24	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52
Accumulation unit value at end of period	$5.52	$5.30	$4.24	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	6,614	7,253	7,430	7,861	8,759	9,355	11,090	12,772	14,443	18,246

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,229	2,877	2,517	1,992	1,788	1,401	382	—	—	—

Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.15	$2.42	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49
Accumulation unit value at end of period	$3.97	$3.15	$2.42	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	11,741	12,511	12,618	12,158	11,402	12,573	12,255	13,330	14,055	16,697

Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41
Accumulation unit value at end of period	$1.78	$1.74	$1.59	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	30,222	34,746	39,910	48,596	56,033	71,089	87,326	106,841	136,644	159,925

Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.31	$2.65	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41
Accumulation unit value at end of period	$3.92	$3.31	$2.65	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	8,633	8,376	8,961	8,737	8,661	9,200	8,752	8,651	8,534	9,937

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,481	9,564	9,892	10,957	10,172	8,537	7,340	4,139	—	—

Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,343	3,463	3,665	3,818	5,182	7,482	8,642	5,339	—	—

Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,740	17,349	9,865	—	—	—	—	—	—	—

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,484	16,524	14,892	16,421	16,815	12,008	5,319	1,772	—	—

Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.35	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	4,965	5,029	5,388	5,586	6,279	7,362	7,359	9,102	10,929	13,639

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,539	3,889	3,646	2,938	2,834	3,086	2,470	1,416	—	—

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    175

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS ® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03
Accumulation unit value at end of period	$4.34	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	10,301	11,400	11,893	13,841	15,339	17,604	21,703	22,161	24,763	28,483

Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29
Accumulation unit value at end of period	$7.66	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5,881	5,148	4,517	3,608	3,758	4,823	5,706	6,523	7,547	11,091

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Accumulation unit value at end of period	$3.18	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,734	1,641	1,500	1,194	663	545	484	362	191	137

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,476	1,329	1,181	1,066	1,043	1,028	390	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25
Accumulation unit value at end of period	$1.77	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	9,347	11,304	12,577	14,975	16,963	21,291	30,891	40,275	51,223	49,462

PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,190	1,143	1,023	938	1,206	1,023	1,373	1,076	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,045	14,655	10,862	8,970	5,911	4,281	3,259	2,683	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,973	12,203	12,794	12,265	9,937	10,469	9,367	5,007	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,350	3,480	3,448	3,826	3,808	2,337	1,658	856	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.29	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	119,032	130,387	152,982	169,477	176,564	194,758	199,324	205,762	177,549	153,074

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.48	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	134,376	91,936	78,912	91,597	101,651	94,924	100,672	134,759	211,589	152,207

Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128,879	108,282	62,630	10,418	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138,539	98,291	46,893	4,550	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362,890	239,126	190,637	196,362	173,746	84,219	47,213	23,356	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	624,508	589,254	551,934	559,214	545,537	342,067	214,158	98,193	—	—

176     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,558,162	4,413,827	4,142,751	3,565,618	3,079,934	2,461,500	1,530,962	541,712	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—
Accumulation unit value at end of period	$1.58	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,471,498	5,604,543	5,611,465	5,348,661	5,069,930	4,166,843	3,245,376	2,279,309	956,051	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.89	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,229,252	1,213,328	1,174,752	1,240,606	1,265,648	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.08	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	431,206	472,312	543,398	606,530	641,719	690,999	712,898	755,350	671,792	586,675

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.67	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	264,814	253,836	242,612	272,779	289,627	299,356	321,778	370,454	457,930	335,257

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.29	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5,433	3,834	2,778	2,599	2,406	1,400	742	762	1,027	678

Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$2.88	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,193	1,318	1,350	1,336	1,169	1,232	773	655	445	380

Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17
Accumulation unit value at end of period	$1.62	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,004	1,845	1,730	1,736	1,619	1,813	987	635	123	59

Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$2.00	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,565	8,505	8,887	7,807	5,794	5,380	2,748	1,496	533	369

Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Accumulation unit value at end of period	$1.24	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	6,114	6,382	5,672	4,438	3,209	3,315	1,719	1,071	459	359

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29
Accumulation unit value at end of period	$3.42	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,612	1,617	1,432	1,098	976	1,055	765	536	295	193

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23
Accumulation unit value at end of period	$2.16	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,747	1,701	1,667	1,509	1,159	976	838	748	447	224

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163,734	121,321	76,924	46,011	5,179	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,693,115	1,413,115	921,056	515,181	92,936	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982,936	871,453	630,876	379,986	48,868	—	—	—	—	—

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    177

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51
Accumulation unit value at end of period	$4.20	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	3,636	3,890	4,410	5,087	5,903	6,749	7,586	9,027	10,721	13,842

Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45
Accumulation unit value at end of period	$5.26	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	7,471	7,614	7,939	7,126	7,160	7,984	7,461	8,750	10,201	12,890

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,733	3,661	3,597	3,339	2,430	2,464	1,908	770	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	130	104	61	68	125	150	95	—	—

AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.35	$2.53	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06
Accumulation unit value at end of period	$4.46	$3.35	$2.53	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	355	291	352	307	276	222	125	66	204	65

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	423	484	567	679	733	612	472	141	—	—

American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.23	$1.78	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03
Accumulation unit value at end of period	$2.22	$2.23	$1.78	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	602	630	730	840	807	858	897	960	914	1,036

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.63	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,485	1,513	1,642	1,858	1,785	1,580	1,019	438	37	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$1.72	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06
Accumulation unit value at end of period	$2.41	$2.08	$1.72	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,052	2,714	2,896	2,598	2,667	1,927	1,176	918	518	547

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	134	108	100	27	26	51	49	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.45	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	687	726	775	767	589	392	218	85	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.51	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	474	421	198	179	187	185	109	35	25	9

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21
Accumulation unit value at end of period	$2.31	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	525	635	406	398	414	441	321	296	137	59

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	172	192	374	279	233	224	152	—	—

178     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.83	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	445	448	436	420	306	299	262	218	105	94

Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.99	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	148	151	155	152	130	191	155	200	195	80

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.89	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,427	703	671	151	744	1,021	700	402	262	101

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.73	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	546	515	530	714	653	631	509	473	343	122

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	686	736	411	458	423	997	1,105	1,199	210	120

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.37	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	734	667	495	517	551	539	500	379	538	322

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.40	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	297	235	229	216	197	161	79	67	44	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.68	$2.08	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03
Accumulation unit value at end of period	$3.12	$2.68	$2.08	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,037	2,115	1,839	1,555	1,245	1,113	893	538	502	397

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.14	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,573	730	805	599	510	293	285	531	605	129

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	214	300	362	401	378	177	88	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.31	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	209	104	122	113	94	84	37	32	19	7

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.67	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	238	214	363	399	358	245	50	48	27	35

Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.99	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	147	106	118	128	125	133	154	73	47	17

Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26
Accumulation unit value at end of period	$2.71	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	122	138	154	173	162	118	33	32	26	12

Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27
Accumulation unit value at end of period	$2.54	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	54	31	34	34	26	23	23	11	—	—

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    179

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.27	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,166	1,122	755	684	463	316	309	350	177	95

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	285	270	222	222	245	299	172	179	172	202

CTIVP ® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	200	200	287	284	226	105	53	59	32	—

CTIVP ® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.33	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	532	474	233	265	240	239	202	222	353	119

CTIVP ® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.76	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	170	170	182	265	242	220	138	131	35	22

CTIVP ® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	145	110	87	69	19	6	25	—	—

CTIVP ® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.45	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	180	103	67	66	72	42	31	22	1	—

CTIVP ® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.34	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	43	39	44	67	63	62	47	18	15	3

CTIVP ® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15
Accumulation unit value at end of period	$2.73	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	314	316	318	284	264	165	160	158	73	57

CTIVP ® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.41	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	111	86	62	70	61	73	71	49	11	10

CTIVP ® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.36	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	165	171	171	153	115	145	131	116	104	64

CTIVP ® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	416	422	400	375	249	233	145	179	280	27

CTIVP ® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.03	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	187	154	147	152	117	85	38	20	18	12

CTIVP ® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	549	400	498	414	441	514	88	51	51	26

CTIVP ® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.62	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	173	180	150	164	178	200	94	86	59	3

180     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.06	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	106	90	139	173	182	275	203	60	10	—

Fidelity ® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.57	$1.99	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10
Accumulation unit value at end of period	$3.30	$2.57	$1.99	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,386	2,261	2,659	2,865	2,838	2,933	2,752	2,772	2,690	2,701

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.31	$1.90	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29
Accumulation unit value at end of period	$2.69	$2.31	$1.90	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	773	832	845	996	1,109	1,119	1,125	988	1,110	1,256

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,943	2,147	2,101	2,109	1,341	1,024	631	311	—	—

Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,258	1,452	1,502	1,854	1,789	2,141	2,097	361	—	—

Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.48	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99
Accumulation unit value at end of period	$1.68	$1.79	$1.48	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	345	363	453	458	472	616	557	626	902	1,011

Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$1.80	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12
Accumulation unit value at end of period	$2.33	$2.24	$1.80	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	239	310	239	211	224	253	281	367	401	462

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	65	56	98	56	57	—	—	—	—

Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.26	$1.75	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12
Accumulation unit value at end of period	$2.84	$2.26	$1.75	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	391	403	411	414	466	608	529	600	520	588

Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.41	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29
Accumulation unit value at end of period	$1.55	$1.53	$1.41	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,532	1,789	2,171	2,464	2,803	3,657	4,997	6,210	7,215

Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.40	$1.93	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07
Accumulation unit value at end of period	$2.83	$2.40	$1.93	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	215	221	276	318	266	328	293	247	249	302

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	704	796	861	925	877	982	764	620	—	—

Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	273	299	329	615	637	905	810	713	—	—

Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,326	1,779	385	—	—	—	—	—	—	—

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,132	847	858	979	1,280	1,061	416	187	—	—

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    181

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94
Accumulation unit value at end of period	$3.13	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	311	307	277	304	308	389	282	366	519	591

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	172	123	106	114	201	379	300	—	—

MFS ® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.73	$2.22	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40
Accumulation unit value at end of period	$2.84	$2.73	$2.22	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	603	679	662	707	751	867	968	859	903	953

Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.14	$2.28	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38
Accumulation unit value at end of period	$7.80	$3.14	$2.28	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	135	111	114	89	115	156	219	198	214	203

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.43	$1.97	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12
Accumulation unit value at end of period	$2.86	$2.43	$1.97	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	143	148	40	41	42	47	90	76	26	35

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	193	210	145	128	111	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26
Accumulation unit value at end of period	$1.69	$1.59	$1.45	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	404	462	543	664	676	795	1,212	1,857	3,141	2,838

PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.34	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	64	68	95	30	30	30	30	144	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,201	835	577	674	522	459	413	345	—	—

Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	571	539	524	546	562	683	647	510	—	—

VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.32	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	145	83	71	64	34	35	18	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.17	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,423	3,524	3,964	4,353	4,946	6,341	7,140	5,713	4,970	5,014

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.40	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7,548	5,897	6,480	7,898	9,620	9,116	10,238	16,283	18,372	12,111

Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	132	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	107	104	—	—	—	—	—	—	—

182     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,887	3,481	3,205	3,360	3,307	2,334	1,046	807	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,707	7,392	8,157	7,704	8,333	7,181	4,376	2,147	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,628	9,763	10,599	10,188	11,881	12,098	8,344	2,515	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	20,484	23,969	25,506	25,611	25,760	25,548	20,925	12,152	5,776	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.79	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	55,269	59,657	64,786	70,598	72,165	74,996	77,754	79,491	67,842	58,637

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Accumulation unit value at end of period	$1.98	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,758	20,474	23,107	25,341	29,087	32,803	34,152	33,555	32,489	29,585

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.58	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16,843	18,799	19,875	21,766	23,839	21,997	23,803	26,092	26,691	21,112

Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	159	161	68	157	145	155	128	225	139	57

Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.73	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	136	162	114	110	91	86	74	72	31	12

Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	59	44	41	52	34	25	21	88	1	—

Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.90	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	159	213	246	220	190	195	106	43	19	23

Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.18	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	218	234	173	221	121	97	74	54	22	12

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.25	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	88	61	57	32	24	24	23	15	—	1

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.05	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	54	50	55	48	30	23	22	23	14	3

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,765	1,082	544	358	—	—	—	—	—	—

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    183

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,500	3,145	2,928	1,725	158	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,967	4,614	4,244	3,762	331	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.71	$2.09	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.23	$2.71	$2.09	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	76	101	132	87	125	173	181	293	534

Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.08	$2.50	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39
Accumulation unit value at end of period	$4.79	$3.08	$2.50	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	174	154	160	178	194	254	302	301	335	344

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288	389	520	518	454	435	268	45	—	—

184     RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Custodian	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource RAVA 5 Advantage  Variable Annuity — Prospectus    185

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RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
S-6720 CH (5/21)
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, LLC.
©2008-2021 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

May 1, 2021

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

S-6325 CH (5/21)

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2020 was $400,566,242, in 2019 was $399,982,525 and in 2018 was $415,468,042. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

Ameriprise India Private Limited (“Amp India”)	Administrative support related to new business and servicing of existing contracts and policies	Head count

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2020 was $21,440,537, in 2019 was $22,111,723, and in 2018 was $22,115,947.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2020 was $3,019,350, in 2019 was $2,579,630 and in 2018 was $2,380,682.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Account 10. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis MN 55474.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2020 and December 31, 2019 and for each of the three years in the period ended December 31, 2020 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2020 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis MN 55402.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	67	70	68	69	39	46	33	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.20	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28
Accumulation unit value at end of period	$3.05	$2.20	$1.71	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	11	13	13	11	22	24	34	37	48	60
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.94	$2.39	$2.55	$2.16	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08
Accumulation unit value at end of period	$2.99	$2.94	$2.39	$2.55	$2.16	$1.96	$1.94	$1.79	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	215	228	158	189	201	243	196	213	310	314
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.98	$1.70	$2.23	$1.79	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72
Accumulation unit value at end of period	$2.01	$1.98	$1.70	$2.23	$1.79	$1.81	$1.78	$1.91	$1.57	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	243	278	331	314	356	518	527	675	856	982
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.73	$0.98	$0.82	$1.01	$1.03	$0.73	$1.19	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	218	304	286	318	513	440	223	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$2.03	$1.59	$1.88	$1.44	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27
Accumulation unit value at end of period	$2.54	$2.03	$1.59	$1.88	$1.44	$1.54	$1.53	$1.63	$1.34	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	4	4	3	4	4	4	4	4	4
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.19	$1.72	$2.04	$1.57	$1.67	$1.67	$1.78	$1.47	$1.22	$1.39
Accumulation unit value at end of period	$2.74	$2.19	$1.72	$2.04	$1.57	$1.67	$1.67	$1.78	$1.47	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	64	48	216	211	312	286	281	141	48	48
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.59	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04
Accumulation unit value at end of period	$2.61	$2.59	$2.02	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	126	154	185	259	217	155	425	445	385	101
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.47	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07
Accumulation unit value at end of period	$5.16	$3.47	$2.60	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	93	96	165	160	164	199	189	81	80	98
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$4.17	$3.30	$3.66	$3.38	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75
Accumulation unit value at end of period	$4.19	$4.17	$3.30	$3.66	$3.38	$2.82	$2.95	$2.63	$2.00	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	31	31	33	66	120	104	102	132	108	249
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.47	$2.75	$3.05	$2.82	$2.36	$2.47	$2.20	$1.68	$1.48	$1.47
Accumulation unit value at end of period	$3.48	$3.47	$2.75	$3.05	$2.82	$2.36	$2.47	$2.20	$1.68	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	104	116	152	156	198	296	329	374	431	570
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.47	$1.26	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	82	65	106	167	96	82	155	130	103	—
Calvert VP SRI Balanced Portfolio – Class I (5/1/2000)
Accumulation unit value at beginning of period	$2.24	$1.81	$1.87	$1.68	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10
Accumulation unit value at end of period	$2.56	$2.24	$1.81	$1.87	$1.68	$1.56	$1.61	$1.47	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	153	158	—	—	—	2	2	2	5	6
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$3.09	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06
Accumulation unit value at end of period	$4.41	$3.09	$2.45	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	43	77	146	117	113	107	101	46	73	49
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.59	$2.13	$2.27	$1.99	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22
Accumulation unit value at end of period	$3.03	$2.59	$2.13	$2.27	$1.99	$1.88	$1.86	$1.70	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	618	643	605	734	750	530	441	428	363	580

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.57	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.56	$0.57	$0.53	$0.62	$0.61	$0.55	$0.73	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	46	73	40	34	4	1	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.17	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.17	$1.64	$1.82	$1.50	$1.39	$1.36	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	190	238	352	374	385	191	42	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.34	$1.89	$1.97	$1.60	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82
Accumulation unit value at end of period	$2.65	$2.34	$1.89	$1.97	$1.60	$1.49	$1.49	$1.30	$0.97	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	153	164	216	197	261	366	359	386	508	464
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.62	$2.93	$3.13	$2.76	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71
Accumulation unit value at end of period	$3.63	$3.62	$2.93	$3.13	$2.76	$2.44	$2.53	$2.31	$1.83	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	472	533	790	875	953	1,139	1,308	1,443	1,536	1,770
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.13	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	—	—
Number of accumulation units outstanding at end of period (000 omitted)	765	850	634	450	124	101	89	43	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$3.46	$2.65	$3.40	$2.32	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75
Accumulation unit value at end of period	$4.59	$3.46	$2.65	$3.40	$2.32	$2.23	$2.46	$2.53	$2.59	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	409	453	581	635	574	695	703	738	743	843
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.78	$1.69	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82
Accumulation unit value at end of period	$1.92	$1.85	$1.67	$1.78	$1.69	$1.72	$1.84	$1.84	$2.01	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	154	184	199	235	349	392	578	726	1,005	1,122
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.22	$1.20	$1.19	$1.19	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23
Accumulation unit value at end of period	$1.21	$1.22	$1.20	$1.19	$1.19	$1.20	$1.21	$1.21	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,790	268	3,187	2,776	243	493	825	441	309	514
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.07	$2.64	$2.77	$2.62	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82
Accumulation unit value at end of period	$3.25	$3.07	$2.64	$2.77	$2.62	$2.36	$2.40	$2.32	$2.20	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	186	316	455	477	540	650	740	847	722	695
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.49	$2.15	$2.25	$2.13	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51
Accumulation unit value at end of period	$2.61	$2.49	$2.15	$2.25	$2.13	$1.93	$1.96	$1.90	$1.82	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	303	353	525	717	968	934	984	924	2,007	1,306
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.17	$2.00	$2.01	$1.95	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63
Accumulation unit value at end of period	$2.43	$2.17	$2.00	$2.01	$1.95	$1.87	$1.88	$1.79	$1.85	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	708	690	585	605	648	976	1,053	1,574	2,726	2,923
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.00	$1.48	$1.55	$1.22	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66
Accumulation unit value at end of period	$2.67	$2.00	$1.48	$1.55	$1.22	$1.21	$1.12	$0.99	$0.76	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	630	640	784	812	837	1,330	1,230	1,278	1,240	1,358
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.67	$2.05	$2.16	$1.79	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94
Accumulation unit value at end of period	$3.13	$2.67	$2.05	$2.16	$1.79	$1.62	$1.61	$1.43	$1.09	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	215	221	210	247	265	774	255	185	209	127
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.04	$0.97	$0.98	$0.96	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.04	$0.97	$0.98	$0.96	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	457	208	13	79	37	48	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	1	13	63	98	83	189	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$3.40	$2.53	$2.68	$2.19	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58
Accumulation unit value at end of period	$4.57	$3.40	$2.53	$2.68	$2.19	$2.16	$2.06	$1.93	$1.48	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	71	90	110	76	74	77	72	90	128	124

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.56	$1.25	$1.51	$1.20	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09
Accumulation unit value at end of period	$1.69	$1.56	$1.25	$1.51	$1.20	$1.28	$1.23	$1.35	$1.11	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	180	206	443	450	658	411	396	323	346	363
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.14	$2.50	$2.87	$2.38	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21
Accumulation unit value at end of period	$3.34	$3.14	$2.50	$2.87	$2.38	$2.00	$2.12	$1.91	$1.40	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	58	70	70	52	115	211	272	282	205	198
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$3.13	$2.39	$2.78	$2.46	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40
Accumulation unit value at end of period	$3.34	$3.13	$2.39	$2.78	$2.46	$2.17	$2.30	$2.06	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	164	185	223	224	259	342	346	370	385	467
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.73	$3.19	$3.67	$3.29	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82
Accumulation unit value at end of period	$4.04	$3.73	$3.19	$3.67	$3.29	$2.91	$3.02	$2.87	$1.94	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	17	30	81	87	98	100	176	127	126	152
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.65	$1.55	$1.54	$1.50	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39
Accumulation unit value at end of period	$1.72	$1.65	$1.55	$1.54	$1.50	$1.47	$1.46	$1.39	$1.42	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	72	68	56	101	530	984	1,089	234	494	1,843
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.50	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03
Accumulation unit value at end of period	$0.49	$0.50	$0.47	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	184	254	364	386	429	460	478	635	624	617
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.66	$1.55	$1.56	$1.53	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24
Accumulation unit value at end of period	$1.80	$1.66	$1.55	$1.56	$1.53	$1.42	$1.45	$1.34	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	466	486	361	399	416	465	466	581	768	1,132
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.06	$1.27	$1.04	$1.00	$1.05	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	17	60	26	281	10	3	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.78	$1.36	$1.40	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.34	$1.78	$1.36	$1.40	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315	404	541	507	618	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.62	$2.84	$3.18	$2.76	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42
Accumulation unit value at end of period	$3.88	$3.62	$2.84	$3.18	$2.76	$2.30	$2.31	$2.07	$1.53	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	91	136	93	83	140	143	132	173	125	127
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.00	$1.00	$1.00	$1.00	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	13	23	17	4	1	110	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.14	$1.09	$0.96	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	4	19	19	27	84	221	265	160	60	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18
Accumulation unit value at end of period	$1.56	$1.54	$1.44	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	603	1,509	1,650	1,997	2,210	1,326	1,701	3,678	1,490	1,730
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.73	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08
Accumulation unit value at end of period	$3.53	$2.73	$2.09	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	750	807	923	1,064	1,286	1,842	1,783	1,861	2,280	2,496
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$2.86	$2.22	$2.45	$2.11	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09
Accumulation unit value at end of period	$3.07	$2.86	$2.22	$2.45	$2.11	$1.83	$1.88	$1.72	$1.29	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	122	123	152	154	76	66	70	71	67	87
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.07	$2.38	$2.63	$2.27	$1.97	$2.03	$1.85	$1.40	$1.19	$1.18
Accumulation unit value at end of period	$3.28	$3.07	$2.38	$2.63	$2.27	$1.97	$2.03	$1.85	$1.40	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	49	73	84	98	102	117	148	338	454	438

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$7.79	$6.35	$7.48	$6.23	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94
Accumulation unit value at end of period	$9.15	$7.79	$6.35	$7.48	$6.23	$5.59	$5.71	$5.40	$3.99	$3.50
Number of accumulation units outstanding at end of period (000 omitted)	31	34	59	73	78	87	89	104	105	162
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.97	$4.06	$4.79	$4.00	$3.59	$3.67	$3.48	$2.58	$2.26	$2.55
Accumulation unit value at end of period	$5.83	$4.97	$4.06	$4.79	$4.00	$3.59	$3.67	$3.48	$2.58	$2.26
Number of accumulation units outstanding at end of period (000 omitted)	250	289	459	505	589	823	762	894	1,062	1,077
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.98	$1.56	$1.84	$1.43	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26
Accumulation unit value at end of period	$2.28	$1.98	$1.56	$1.84	$1.43	$1.51	$1.47	$1.61	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	13	13	16	16	22	21	24	25	15	20
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.36	$1.86	$2.20	$1.71	$1.81	$1.76	$1.93	$1.49	$1.25	$1.52
Accumulation unit value at end of period	$2.71	$2.36	$1.86	$2.20	$1.71	$1.81	$1.76	$1.93	$1.49	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	122	148	201	215	212	343	320	359	344	464
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.10	$1.14	$1.06	$0.99	$1.01	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	666	711	323	240	44	91	43	59	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$3.61	$2.96	$3.20	$2.91	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10
Accumulation unit value at end of period	$3.40	$3.61	$2.96	$3.20	$2.91	$2.91	$2.91	$2.54	$2.50	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	110	124	200	216	347	369	255	182	170	163
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.22	$1.28	$1.17	$1.03	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	54	69	112	143	318	271	25	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.69	$2.20	$2.44	$2.26	$1.96	$2.07	$1.95	$1.53	$1.34	$1.36
Accumulation unit value at end of period	$2.54	$2.69	$2.20	$2.44	$2.26	$1.96	$2.07	$1.95	$1.53	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	48	43	117	171	172	205	163	147	255	264
Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$5.75	$4.58	$5.28	$4.80	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64
Accumulation unit value at end of period	$6.02	$5.75	$4.58	$5.28	$4.80	$3.71	$4.03	$4.02	$2.97	$2.52
Number of accumulation units outstanding at end of period (000 omitted)	121	128	172	180	215	221	321	286	301	212
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$6.16	$4.71	$5.29	$4.79	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86
Accumulation unit value at end of period	$6.64	$6.16	$4.71	$5.29	$4.79	$4.24	$4.69	$4.15	$3.14	$2.67
Number of accumulation units outstanding at end of period (000 omitted)	178	189	244	261	313	383	393	406	448	611
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.88	$0.96	$0.91	$0.92	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.95	$0.88	$0.96	$0.91	$0.92	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	196	278	389	410	410	54	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.31	$3.47	$3.82	$3.44	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79
Accumulation unit value at end of period	$4.65	$4.31	$3.47	$3.82	$3.44	$2.81	$2.88	$2.71	$2.01	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	38	39	64	65	1	1	3	1	2	2
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.86	$2.30	$2.46	$2.00	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98
Accumulation unit value at end of period	$3.34	$2.86	$2.30	$2.46	$2.00	$1.81	$1.82	$1.57	$1.15	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	232	275	426	415	329	405	495	466	546	592
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.36	$2.57	$2.98	$2.20	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53
Accumulation unit value at end of period	$4.25	$3.36	$2.57	$2.98	$2.20	$2.21	$2.15	$2.12	$1.67	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	194	201	233	205	305	381	389	443	349	429

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.78	$1.69	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45
Accumulation unit value at end of period	$1.91	$1.86	$1.69	$1.78	$1.69	$1.60	$1.65	$1.62	$1.63	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	811	829	964	986	1,236	1,552	2,503	2,994	3,277	3,125
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.53	$2.81	$3.16	$2.79	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45
Accumulation unit value at end of period	$4.20	$3.53	$2.81	$3.16	$2.79	$2.39	$2.55	$2.30	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	198	197	206	229	206	335	342	337	360	394
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.56	$1.88	$1.96	$1.55	$1.52	$1.46	$1.35	$0.97	$1.00	—
Accumulation unit value at end of period	$3.62	$2.56	$1.88	$1.96	$1.55	$1.52	$1.46	$1.35	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	2	2	3	60	65	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.51	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	$1.00	—
Accumulation unit value at end of period	$3.55	$2.51	$1.85	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	44	36	54	51	29	28	40	78	283	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.27	$1.11	$1.19	$1.09	$0.99	$1.04	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	197	206	206	291	313	316	130	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.91	$2.34	$2.69	$2.30	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26
Accumulation unit value at end of period	$2.86	$2.91	$2.34	$2.69	$2.30	$1.97	$2.12	$1.95	$1.45	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	278	293	420	430	507	519	554	557	670	788
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.27	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	$1.00
Accumulation unit value at end of period	$2.26	$2.27	$1.83	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	57	82	99	157	127	145	160	191	149	100
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.96	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07
Accumulation unit value at end of period	$3.37	$2.96	$2.26	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	285	225	302	282	278	288	158	149	117	103
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.20	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40
Accumulation unit value at end of period	$2.49	$2.20	$1.72	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	135	175	228	289	290	372	272	249	273	294
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.44	$1.81	$1.82	$1.36	$1.38	$1.29	$1.17	$0.94	$0.85	$0.90
Accumulation unit value at end of period	$3.55	$2.44	$1.81	$1.82	$1.36	$1.38	$1.29	$1.17	$0.94	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	472	382	391	331	321	368	435	445	477	506
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.34	$1.11	$1.18	$1.00	$1.04	$1.14	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	117	16	14	14	154	148	142	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.21	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.21	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	309	199	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$2.38	$1.77	$1.79	$1.42	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74
Accumulation unit value at end of period	$2.82	$2.38	$1.77	$1.79	$1.42	$1.27	$1.23	$1.11	$0.84	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	20	35	35	35	17	18	18	29	28	34
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.05	$1.07	$1.04	$1.02	$1.03	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	28	28	46	189	210	208	—	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$2.19	$1.52	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57
Accumulation unit value at end of period	$3.28	$2.19	$1.52	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	237	239	238	73	74	73	74	103	104	111
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.60	$1.27	$1.50	$1.15	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82
Accumulation unit value at end of period	$1.84	$1.60	$1.27	$1.50	$1.15	$1.24	$1.37	$1.57	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	91	86	85	81	126	143	133	239	269	262

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.68	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98
Accumulation unit value at end of period	$3.54	$2.68	$2.00	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	58	104	148	176	246	309	266	328	387	461
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.53	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	117	131	127	116	90	44	6	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.82	$1.31	$1.31	$1.03	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.22	$1.82	$1.31	$1.31	$1.03	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	177	100	144	172	143	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$3.39	$2.41	$2.47	$1.97	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35
Accumulation unit value at end of period	$4.91	$3.39	$2.41	$2.47	$1.97	$1.82	$1.87	$2.03	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	128	123	82	83	148	158	156	173	89	131
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.46	$3.59	$3.59	$3.15	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11
Accumulation unit value at end of period	$4.69	$4.46	$3.59	$3.59	$3.15	$2.85	$3.36	$3.00	$2.51	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	203	210	296	323	386	518	601	684	584	543
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.24	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31
Accumulation unit value at end of period	$8.13	$3.24	$2.33	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	131	143	112	116	125	131	172	192	241	300
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06
Accumulation unit value at end of period	$1.41	$1.66	$1.41	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	74	138	203	205	219	346	337	343	314	467
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93
Accumulation unit value at end of period	$1.57	$1.40	$1.10	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	33	57	78	102	254	307	299	275	165	154
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.98	$0.92	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$0.91	$0.98	$0.92	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	79	77	78	77	30	1	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.75	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27
Accumulation unit value at end of period	$1.88	$1.75	$1.58	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	149	183	194	192	218	279	321	414	688	700
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	$1.00	—
Accumulation unit value at end of period	$1.45	$1.25	$1.08	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	4	4	4	54	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.05	$1.06	$1.02	$1.00	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	491	476	33	58	71	68	63	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$3.47	$2.68	$2.71	$2.36	$2.68	$2.50	$1.97	$1.40	$1.15	$1.17
Accumulation unit value at end of period	$4.01	$3.47	$2.68	$2.71	$2.36	$2.68	$2.50	$1.97	$1.40	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	116	113	141	163	147	162	113	104	52	50
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.93	$1.55	$1.93	$1.53	$1.58	$1.59	$1.71	$1.34	$1.11	$1.34
Accumulation unit value at end of period	$2.16	$1.93	$1.55	$1.93	$1.53	$1.58	$1.59	$1.71	$1.34	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	29	33	44	52	69	86	30	24	20	24
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.45	$2.54	$2.60	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13
Accumulation unit value at end of period	$4.42	$3.45	$2.54	$2.60	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	29	39	21	18	18	16	33	30	123	123
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$5.09	$4.28	$4.73	$4.53	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05
Accumulation unit value at end of period	$6.27	$5.09	$4.28	$4.73	$4.53	$3.80	$4.37	$4.55	$3.78	$3.54
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	13	17	20	20	23	30	34

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.95	$1.01	$1.00	$0.98	$0.97	$0.95	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	105	146	172	93	92	159	108	—	—
Third Avenue VST FFI Strategies Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.61	$3.23	$4.07	$3.61	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93
Accumulation unit value at end of period	$3.50	$3.61	$3.23	$4.07	$3.61	$3.23	$3.57	$3.44	$2.90	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	8	9	11	12	20	26	27	27	27	33
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	68	73	120	128	159	219	180	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.09	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12
Accumulation unit value at end of period	$2.39	$2.09	$1.73	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	873	1,349	1,471	1,549	1,572	1,799	1,788	1,803	1,277	1,257
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.09	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12
Accumulation unit value at end of period	$2.39	$2.09	$1.73	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,796	2,360	2,702	2,962	4,054	6,778	9,239	15,408	16,382	18,860
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Accumulation unit value at end of period	$1.54	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	358	1,235	1,097	1,109	2,414	2,445	2,701	3,557	5,335	1,443
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05
Accumulation unit value at end of period	$1.54	$1.42	$1.29	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	253	295	295	613	295	309	369	3,064	6,408	4,175
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.13	$0.98	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	174	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.09	$1.12	$1.05	$1.02	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	1,537	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.11	$1.17	$1.05	$1.03	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415	351	355	358	404	482	441	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.34	$1.14	$1.24	$1.06	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,068	5,365	5,747	6,102	7,218	8,409	13,375	6,029	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.31	$1.13	$1.21	$1.06	$1.03	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,507	1,568	1,939	2,893	3,432	5,176	3,575	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Accumulation unit value at end of period	$1.97	$1.75	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,154	2,373	2,420	2,853	3,038	2,869	3,010	3,851	4,778	4,194
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10
Accumulation unit value at end of period	$1.97	$1.76	$1.52	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,399	4,604	5,544	6,486	8,454	11,957	13,455	13,901	17,266	21,448
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.92	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11
Accumulation unit value at end of period	$2.18	$1.92	$1.63	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	928	1,134	1,114	1,514	1,698	1,794	2,877	3,380	1,378	1,064

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.92	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$2.18	$1.92	$1.63	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,866	6,082	6,412	6,707	8,031	9,853	11,020	22,674	24,938	26,294
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07
Accumulation unit value at end of period	$1.74	$1.58	$1.40	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	397	485	1,505	1,510	2,259	1,459	2,282	1,477	1,950	1,471
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07
Accumulation unit value at end of period	$1.74	$1.58	$1.40	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,362	1,669	1,555	2,261	2,516	4,127	4,214	4,237	4,691	9,103
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.25	$1.79	$1.95	$1.63	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00
Accumulation unit value at end of period	$2.61	$2.25	$1.79	$1.95	$1.63	$1.50	$1.50	$1.35	$1.06	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	47	79	92	100	109	275	271	183	200	264
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.72	$3.13	$3.64	$3.42	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08
Accumulation unit value at end of period	$3.85	$3.72	$3.13	$3.64	$3.42	$2.74	$3.04	$2.99	$2.23	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	71	79	86	89	109	140	143	317	402	542
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.02	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.18	$1.01	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	173	—	—	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$4.33	$3.35	$4.09	$3.10	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67
Accumulation unit value at end of period	$4.93	$4.33	$3.35	$4.09	$3.10	$3.16	$3.17	$3.34	$2.74	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	335	398	506	534	564	758	895	918	887	992
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$5.64	$4.33	$4.42	$3.71	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09
Accumulation unit value at end of period	$6.97	$5.64	$4.33	$4.42	$3.71	$3.28	$3.32	$3.19	$2.40	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	203	266	311	311	406	571	543	598	631	895
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.92	$2.44	$2.53	$2.26	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26
Accumulation unit value at end of period	$3.38	$2.92	$2.44	$2.53	$2.26	$2.11	$2.10	$1.79	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	—	5	5	—	2
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.89	$1.65	$2.00	$1.62	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43
Accumulation unit value at end of period	$1.98	$1.89	$1.65	$2.00	$1.62	$1.58	$1.56	$1.66	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	80	110	134	127	131	188	156	166	278	311
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.77	$2.88	$3.12	$2.61	$2.34	$2.42	$2.21	$1.70	$1.48	$1.57
Accumulation unit value at end of period	$4.54	$3.77	$2.88	$3.12	$2.61	$2.34	$2.42	$2.21	$1.70	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	15	24	10	14	53	75	85	73	109	148
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.63	$2.92	$2.90	$2.32	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51
Accumulation unit value at end of period	$5.69	$3.63	$2.92	$2.90	$2.32	$2.16	$2.24	$2.29	$1.54	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	31	26	43	38	54	87	96	110	136	160
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.24	$1.10	$1.15	$1.07	$0.93	$1.00	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	479	2	33	12	21	23	17	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Variable account charges of 0.60% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.40	$1.34	$1.17	$1.27	$1.12	$1.09	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$3.04	$2.28	$2.24	$1.71	$1.68	$1.52	$1.35	$0.99	$1.00
Accumulation unit value at end of period	$4.08	$3.04	$2.28	$2.24	$1.71	$1.68	$1.52	$1.35	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.81	$1.01	$1.03	$0.73	$1.19	$1.07	$1.00	—
Accumulation unit value at end of period	$0.73	$0.97	$0.81	$1.01	$1.03	$0.73	$1.19	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.68	$1.87	$1.73	$1.45	$1.52	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$2.13	$2.12	$1.68	$1.87	$1.73	$1.45	$1.52	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.25	$1.36	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.76	$1.47	$1.25	$1.36	$1.21	$1.17	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.90	$1.56	$1.67	$1.47	$1.39	$1.37	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$2.23	$1.90	$1.56	$1.67	$1.47	$1.39	$1.37	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.57	$0.53	$0.62	$0.61	$0.55	$0.72	$0.93	$1.00	—
Accumulation unit value at end of period	$0.55	$0.57	$0.53	$0.62	$0.61	$0.55	$0.72	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.16	$1.64	$1.81	$1.50	$1.39	$1.36	$1.22	$1.00	—
Accumulation unit value at end of period	$2.62	$2.16	$1.64	$1.81	$1.50	$1.39	$1.36	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.35	$1.90	$1.99	$1.61	$1.50	$1.50	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$2.66	$2.35	$1.90	$1.99	$1.61	$1.50	$1.50	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.98	$1.61	$1.72	$1.52	$1.34	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.98	$1.98	$1.61	$1.72	$1.52	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	$1.00	—
Accumulation unit value at end of period	$1.20	$1.13	$1.01	$1.10	$0.99	$0.90	$0.91	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.07	$1.38	$0.95	$0.91	$1.00	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.86	$1.40	$1.07	$1.38	$0.95	$0.91	$1.00	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	—	—	—	—	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.86	$0.92	$0.87	$0.89	$0.96	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.86	$0.92	$0.87	$0.89	$0.96	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.98	$0.97	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.30	$1.37	$1.29	$1.17	$1.19	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.59	$1.51	$1.30	$1.37	$1.29	$1.17	$1.19	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.29	$1.35	$1.28	$1.16	$1.18	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.29	$1.35	$1.28	$1.16	$1.18	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.13	$1.10	$1.06	$1.07	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.13	$1.13	$1.10	$1.06	$1.07	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.65	$1.96	$2.06	$1.62	$1.61	$1.49	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$3.53	$2.65	$1.96	$2.06	$1.62	$1.61	$1.49	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.49	$1.91	$2.02	$1.68	$1.51	$1.51	$1.34	$1.02	$1.00
Accumulation unit value at end of period	$2.92	$2.49	$1.91	$2.02	$1.68	$1.51	$1.51	$1.34	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.06	$1.05	$1.00	$1.03	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.13	$1.05	$1.06	$1.05	$1.00	$1.03	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.95	$1.00	—
Accumulation unit value at end of period	$1.45	$1.25	$1.05	$1.12	$1.01	$0.99	$1.00	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.18	$1.62	$1.72	$1.41	$1.39	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$2.92	$2.18	$1.62	$1.72	$1.41	$1.39	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.17	$1.41	$1.12	$1.20	$1.15	$1.27	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.45	$1.17	$1.41	$1.12	$1.20	$1.15	$1.27	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.26	$1.80	$2.06	$1.72	$1.45	$1.53	$1.39	$1.01	$1.00
Accumulation unit value at end of period	$2.40	$2.26	$1.80	$2.06	$1.72	$1.45	$1.53	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.64	$1.90	$1.69	$1.49	$1.58	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$2.28	$2.14	$1.64	$1.90	$1.69	$1.49	$1.58	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$1.64	$1.89	$1.69	$1.50	$1.56	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$2.07	$1.91	$1.64	$1.89	$1.69	$1.50	$1.56	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.22	$1.16	$1.07	$1.10	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.21	$1.22	$1.16	$1.07	$1.10	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.08	$1.05	$1.03	$1.03	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.15	$1.09	$1.08	$1.05	$1.03	$1.03	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.12	$1.07	$1.04	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.19	$1.10	$1.12	$1.07	$1.04	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.13	$1.14	$1.12	$1.04	$1.06	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.20	$1.13	$1.14	$1.12	$1.04	$1.06	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.32	$1.41	$1.34	$1.29	$1.31	$1.16	$1.13	$1.00
Accumulation unit value at end of period	$1.56	$1.66	$1.32	$1.41	$1.34	$1.29	$1.31	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.27	$1.03	$1.00	$1.05	$1.05	$1.00	—
Accumulation unit value at end of period	$1.27	$1.23	$1.06	$1.27	$1.03	$1.00	$1.05	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.70	$2.06	$2.13	$1.62	$1.54	$1.40	$1.26	$0.98	$1.00
Accumulation unit value at end of period	$3.53	$2.70	$2.06	$2.13	$1.62	$1.54	$1.40	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.43	$1.85	$1.89	$1.45	$1.50	$1.42	$1.30	$0.96	$1.00
Accumulation unit value at end of period	$3.31	$2.43	$1.85	$1.89	$1.45	$1.50	$1.42	$1.30	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.26	$1.75	$1.96	$1.68	$1.49	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.32	$2.26	$1.75	$1.96	$1.68	$1.49	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.44	$1.94	$1.90	$1.44	$1.41	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$4.26	$2.44	$1.94	$1.90	$1.44	$1.41	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.92	$1.53	$1.71	$1.48	$1.30	$1.43	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.96	$1.92	$1.53	$1.71	$1.48	$1.30	$1.43	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	3	3	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.06	$1.03	$1.01	$1.02	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.05	$1.06	$1.03	$1.01	$1.02	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.41	$1.89	$2.12	$1.85	$1.54	$1.55	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.58	$2.41	$1.89	$2.12	$1.85	$1.54	$1.55	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	$0.99	$1.00	$0.99	$1.00	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.02	$1.00	$0.99	$1.00	$0.99	$1.00	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.27	$1.61	$1.68	$1.38	$1.34	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$2.87	$2.27	$1.61	$1.68	$1.38	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.06	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$0.96	$1.06	$1.00	$0.96	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.29	$1.76	$1.89	$1.57	$1.46	$1.47	$1.32	$1.01	$1.00
Accumulation unit value at end of period	$2.97	$2.29	$1.76	$1.89	$1.57	$1.46	$1.47	$1.32	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.93	$1.58	$1.86	$1.56	$1.40	$1.43	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.27	$1.93	$1.58	$1.86	$1.56	$1.40	$1.43	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.13	$1.06	$0.99	$1.01	$0.99	$1.00	—
Accumulation unit value at end of period	$1.28	$1.20	$1.10	$1.13	$1.06	$0.99	$1.01	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	6	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.27	$1.17	$1.03	$1.12	$1.07	$1.00	—
Accumulation unit value at end of period	$1.40	$1.40	$1.21	$1.27	$1.17	$1.03	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.83	$1.50	$1.66	$1.55	$1.34	$1.42	$1.33	$1.04	$1.00
Accumulation unit value at end of period	$1.73	$1.83	$1.50	$1.66	$1.55	$1.34	$1.42	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.05	$1.63	$1.88	$1.71	$1.32	$1.44	$1.44	$1.06	$1.00
Accumulation unit value at end of period	$2.14	$2.05	$1.63	$1.88	$1.71	$1.32	$1.44	$1.44	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.88	$0.95	$0.91	$0.92	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.95	$0.88	$0.95	$0.91	$0.92	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.11	$1.62	$1.88	$1.39	$1.40	$1.35	$1.34	$1.06	$1.00
Accumulation unit value at end of period	$2.67	$2.11	$1.62	$1.88	$1.39	$1.40	$1.35	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	6	5	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.07	$1.01	$0.96	$0.99	$0.97	$1.00	—
Accumulation unit value at end of period	$1.14	$1.11	$1.01	$1.07	$1.01	$0.96	$0.99	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.19	$1.75	$1.97	$1.74	$1.49	$1.59	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.61	$2.19	$1.75	$1.97	$1.74	$1.49	$1.59	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	4	3	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.10	$1.19	$1.09	$0.98	$1.04	$0.99	$1.00	—
Accumulation unit value at end of period	$1.38	$1.26	$1.10	$1.19	$1.09	$0.98	$1.04	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.18	$1.00	$1.03	$1.13	$1.21	$1.00	—
Accumulation unit value at end of period	$1.52	$1.34	$1.11	$1.18	$1.00	$1.03	$1.13	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.21	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.21	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.06	$1.04	$1.02	$1.03	$0.99	$1.00	—
Accumulation unit value at end of period	$1.24	$1.13	$1.04	$1.06	$1.04	$1.02	$1.03	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.51	$1.87	$1.93	$1.52	$1.53	$1.46	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$3.30	$2.51	$1.87	$1.93	$1.52	$1.53	$1.46	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.52	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	$1.00	—
Accumulation unit value at end of period	$1.52	$1.52	$1.30	$1.40	$1.17	$1.14	$1.15	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.90	$1.53	$1.53	$1.34	$1.21	$1.43	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.99	$1.90	$1.53	$1.53	$1.34	$1.21	$1.43	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.27	$1.63	$1.49	$1.08	$1.19	$1.27	$1.26	$0.92	$1.00
Accumulation unit value at end of period	$5.69	$2.27	$1.63	$1.49	$1.08	$1.19	$1.27	$1.26	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.76	$1.89	$1.61	$1.47	$1.49	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.61	$2.20	$1.76	$1.89	$1.61	$1.47	$1.49	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.04	$0.90	$0.98	$0.92	$0.93	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.04	$0.90	$0.98	$0.92	$0.93	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.22	$1.09	$0.97	$1.07	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.28	$1.15	$1.22	$1.09	$0.97	$1.07	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.14	$1.01	$0.98	$0.98	$0.95	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.25	$1.07	$1.14	$1.01	$0.98	$0.98	$0.95	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.06	$1.01	$1.00	$1.00	$0.96	$1.00	—
Accumulation unit value at end of period	$1.21	$1.12	$1.04	$1.06	$1.01	$1.00	$1.00	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$0.98	$0.97	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.95	$1.01	$0.99	$0.98	$0.97	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	$1.00	—
Accumulation unit value at end of period	$1.41	$1.02	$0.74	$0.88	$0.80	$0.54	$0.72	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.44	$1.58	$1.34	$1.27	$1.29	$1.23	$1.02	$1.00
Accumulation unit value at end of period	$1.98	$1.73	$1.44	$1.58	$1.34	$1.27	$1.29	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	43	38	34	2	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.15	$1.19	$1.12	$1.09	$1.09	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.27	$1.15	$1.19	$1.12	$1.09	$1.09	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.13	$0.98	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.00	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.09	$1.02	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.06	$1.09	$1.02	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.12	$1.01	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.20	$1.06	$1.12	$1.01	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.16	$1.00	$0.97	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.25	$1.07	$1.16	$1.00	$0.97	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.14	$1.01	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.24	$1.07	$1.14	$1.01	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.38	$1.22	$1.18	$1.19	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.49	$1.29	$1.38	$1.22	$1.18	$1.19	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	3	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.47	$1.28	$1.22	$1.24	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.82	$1.61	$1.36	$1.47	$1.28	$1.22	$1.24	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	54	51	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.28	$1.17	$1.13	$1.14	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.37	$1.22	$1.28	$1.17	$1.13	$1.14	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.09	$1.06	$1.05	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.16	$1.08	$1.09	$1.06	$1.05	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.66	$1.82	$1.52	$1.40	$1.40	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$2.42	$2.08	$1.66	$1.82	$1.52	$1.40	$1.40	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.37	$1.13	$1.18	$1.19	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.34	$1.14	$1.37	$1.13	$1.18	$1.19	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.15	$1.43	$1.14	$1.19	$1.23	$1.23	$1.04	$1.00
Accumulation unit value at end of period	$1.76	$1.44	$1.15	$1.43	$1.14	$1.19	$1.23	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.38	$1.11	$1.03	$1.12	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.27	$1.13	$1.38	$1.11	$1.03	$1.12	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.48	$1.56	$1.33	$1.25	$1.33	$1.35	$0.97	$1.00
Accumulation unit value at end of period	$2.45	$1.78	$1.48	$1.56	$1.33	$1.25	$1.33	$1.35	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.42	$1.65	$1.55	$1.25	$1.39	$1.37	$1.02	$1.00
Accumulation unit value at end of period	$1.74	$1.68	$1.42	$1.65	$1.55	$1.25	$1.39	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.12	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.24	$1.08	$1.12	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.39	$1.16	$1.22	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.16	$1.22	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.31	$1.12	$1.17	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.31	$1.12	$1.17	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.23	$1.71	$1.85	$1.55	$1.39	$1.44	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.69	$2.23	$1.71	$1.85	$1.55	$1.39	$1.44	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.77	$1.76	$1.41	$1.31	$1.36	$1.39	$0.93	$1.00
Accumulation unit value at end of period	$3.45	$2.20	$1.77	$1.76	$1.41	$1.31	$1.36	$1.39	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.15	$1.07	$0.93	$1.00	$1.02	$1.00	—
Accumulation unit value at end of period	$1.32	$1.24	$1.09	$1.15	$1.07	$0.93	$1.00	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.26	$1.11	$1.08	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.16	$1.26	$1.11	$1.08	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	219	290	557	776	932	699	542	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.14	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26
Accumulation unit value at end of period	$2.95	$2.14	$1.66	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	805	821	940	1,296	1,165	1,366	1,644	1,917	2,217	3,348
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.83	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06
Accumulation unit value at end of period	$2.88	$2.83	$2.31	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	11,362	12,899	14,427	16,253	19,036	23,500	28,225	34,405	40,750	48,468
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.91	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69
Accumulation unit value at end of period	$1.94	$1.91	$1.65	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	19,263	21,587	24,463	27,445	32,314	39,737	47,056	56,626	67,635	83,009

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.72	$0.96	$0.81	$1.00	$1.02	$0.73	$1.18	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,240	3,994	4,996	6,613	8,138	9,450	10,226	4,271	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.95	$1.53	$1.82	$1.39	$1.49	$1.49	$1.58	$1.30	$1.08	$1.24
Accumulation unit value at end of period	$2.43	$1.95	$1.53	$1.82	$1.39	$1.49	$1.49	$1.58	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,223	2,463	2,927	3,217	3,598	4,159	4,606	5,037	5,968	7,587
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.11	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37
Accumulation unit value at end of period	$2.64	$2.11	$1.66	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,495	4,790	5,647	6,126	7,243	8,868	10,641	12,866	15,014	19,142
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.53	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03
Accumulation unit value at end of period	$2.54	$2.53	$1.98	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,716	5,030	6,305	7,855	8,606	7,653	8,037	9,110	9,353	11,208
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.38	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$5.01	$3.38	$2.53	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,666	3,596	3,998	3,606	4,304	5,243	5,961	7,242	8,724	10,122
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$4.01	$3.18	$3.53	$3.27	$2.73	$2.86	$2.55	$1.95	$1.72	$1.71
Accumulation unit value at end of period	$4.02	$4.01	$3.18	$3.53	$3.27	$2.73	$2.86	$2.55	$1.95	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	4,101	4,838	5,573	6,558	7,627	8,400	9,657	10,946	12,258	14,862
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.35	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45
Accumulation unit value at end of period	$3.35	$3.35	$2.66	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	12,036	14,833	17,636	20,946	25,296	29,626	35,660	42,005	47,968	56,802
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.45	$1.24	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	5,078	5,460	7,010	7,930	9,667	12,251	12,313	10,851	3,746	—
Calvert VP SRI Balanced Portfolio – Class I (5/1/2000)
Accumulation unit value at beginning of period	$2.15	$1.74	$1.80	$1.62	$1.51	$1.56	$1.43	$1.22	$1.12	$1.07
Accumulation unit value at end of period	$2.46	$2.15	$1.74	$1.80	$1.62	$1.51	$1.56	$1.43	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5,620	6,082	6,216	6,913	7,847	8,548	9,533	10,738	11,585	12,719
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$3.02	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06
Accumulation unit value at end of period	$4.29	$3.02	$2.40	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	781	925	954	900	980	1,379	1,846	1,999	1,455	1,187
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.49	$2.04	$2.19	$1.93	$1.82	$1.81	$1.65	$1.37	$1.21	$1.19
Accumulation unit value at end of period	$2.91	$2.49	$2.04	$2.19	$1.93	$1.82	$1.81	$1.65	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	29,973	31,662	35,991	41,748	45,866	42,888	43,176	45,325	46,103	53,355
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.56	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.55	$0.56	$0.52	$0.62	$0.61	$0.55	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	486	597	588	522	323	264	148	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.14	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.59	$2.14	$1.62	$1.80	$1.49	$1.39	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,382	6,794	7,527	9,128	9,275	7,402	4,306	1,941	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.25	$1.82	$1.90	$1.54	$1.44	$1.44	$1.26	$0.95	$0.84	$0.80
Accumulation unit value at end of period	$2.54	$2.25	$1.82	$1.90	$1.54	$1.44	$1.44	$1.26	$0.95	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	50,123	56,895	64,250	73,368	85,755	99,258	111,603	136,765	160,002	186,291
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.49	$2.84	$3.04	$2.68	$2.38	$2.46	$2.26	$1.80	$1.59	$1.68
Accumulation unit value at end of period	$3.50	$3.49	$2.84	$3.04	$2.68	$2.38	$2.46	$2.26	$1.80	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	43,672	50,962	58,903	70,804	85,168	101,431	122,319	144,917	166,205	206,688
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.12	$1.00	$1.09	$0.98	$0.89	$0.91	$0.91	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,575	1,829	1,620	2,188	1,875	1,993	2,349	792	—	—

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$3.28	$2.52	$3.23	$2.21	$2.13	$2.35	$2.43	$2.49	$2.08	$2.65
Accumulation unit value at end of period	$4.34	$3.28	$2.52	$3.23	$2.21	$2.13	$2.35	$2.43	$2.49	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	8,943	10,944	13,169	14,820	17,346	22,226	26,833	33,013	38,627	46,641
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.77	$1.61	$1.72	$1.63	$1.67	$1.79	$1.79	$1.95	$1.85	$1.78
Accumulation unit value at end of period	$1.84	$1.77	$1.61	$1.72	$1.63	$1.67	$1.79	$1.79	$1.95	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	11,532	13,209	15,564	18,858	22,431	28,050	36,004	46,672	62,204	73,158
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.15	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.21
Accumulation unit value at end of period	$1.16	$1.17	$1.16	$1.15	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	36,824	26,927	33,314	35,185	45,094	50,441	60,289	76,751	96,155	124,252
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.95	$2.54	$2.67	$2.53	$2.28	$2.32	$2.26	$2.15	$1.87	$1.78
Accumulation unit value at end of period	$3.12	$2.95	$2.54	$2.67	$2.53	$2.28	$2.32	$2.26	$2.15	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	18,242	21,571	25,778	33,054	39,523	47,359	59,210	69,676	82,188	91,967
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.41	$2.09	$2.19	$2.07	$1.88	$1.92	$1.86	$1.79	$1.57	$1.49
Accumulation unit value at end of period	$2.53	$2.41	$2.09	$2.19	$2.07	$1.88	$1.92	$1.86	$1.79	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	13,672	15,746	18,683	23,972	28,890	24,814	30,197	36,897	46,830	49,398
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.08	$1.93	$1.93	$1.88	$1.81	$1.82	$1.74	$1.80	$1.69	$1.59
Accumulation unit value at end of period	$2.33	$2.08	$1.93	$1.93	$1.88	$1.81	$1.82	$1.74	$1.80	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	49,324	50,289	54,724	66,114	78,420	93,168	115,549	145,968	214,369	232,229
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.94	$1.44	$1.51	$1.19	$1.19	$1.10	$0.97	$0.75	$0.63	$0.65
Accumulation unit value at end of period	$2.59	$1.94	$1.44	$1.51	$1.19	$1.19	$1.10	$0.97	$0.75	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	29,878	34,560	40,358	46,606	53,836	67,474	68,409	78,647	88,846	104,494
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.58	$1.98	$2.10	$1.74	$1.58	$1.57	$1.40	$1.07	$0.93	$0.93
Accumulation unit value at end of period	$3.02	$2.58	$1.98	$2.10	$1.74	$1.58	$1.57	$1.40	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	24,697	27,733	31,251	34,243	37,921	41,507	46,410	52,071	57,241	65,653
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.03	$0.96	$0.97	$0.96	$0.92	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.03	$0.96	$0.97	$0.96	$0.92	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,588	6,063	5,086	4,860	4,756	3,113	2,198	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.23	$1.04	$1.11	$1.01	$0.99	$1.00	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,664	1,683	1,888	2,251	2,763	2,101	1,037	250	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$3.22	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53
Accumulation unit value at end of period	$4.33	$3.22	$2.41	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6,857	7,767	9,252	10,599	12,269	15,090	15,914	19,000	22,638	28,726
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.50	$1.21	$1.46	$1.15	$1.24	$1.19	$1.31	$1.08	$0.92	$1.06
Accumulation unit value at end of period	$1.62	$1.50	$1.21	$1.46	$1.15	$1.24	$1.19	$1.31	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	9,982	11,984	14,095	16,826	20,497	17,829	19,193	22,743	26,232	32,942
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.04	$2.42	$2.79	$2.32	$1.95	$2.07	$1.87	$1.37	$1.17	$1.19
Accumulation unit value at end of period	$3.23	$3.04	$2.42	$2.79	$2.32	$1.95	$2.07	$1.87	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,164	3,521	4,024	4,905	5,147	6,782	10,454	11,118	8,170	9,950
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$3.02	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38
Accumulation unit value at end of period	$3.22	$3.02	$2.32	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3,999	5,023	6,098	7,406	9,512	12,169	15,152	17,694	20,051	25,903
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.60	$3.08	$3.56	$3.19	$2.83	$2.94	$2.80	$1.90	$1.63	$1.79
Accumulation unit value at end of period	$3.89	$3.60	$3.08	$3.56	$3.19	$2.83	$2.94	$2.80	$1.90	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	3,645	4,360	5,045	5,792	7,202	8,712	10,198	11,928	13,295	16,466
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.47	$1.44	$1.41	$1.41	$1.34	$1.38	$1.37	$1.36
Accumulation unit value at end of period	$1.64	$1.57	$1.49	$1.47	$1.44	$1.41	$1.41	$1.34	$1.38	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	13,497	14,490	17,423	21,276	25,182	29,036	34,815	43,683	65,849	78,480

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.49	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02
Accumulation unit value at end of period	$0.48	$0.49	$0.46	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	6,394	7,960	9,227	10,686	13,250	17,134	19,487	24,974	31,771	38,081
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.61	$1.51	$1.52	$1.50	$1.39	$1.42	$1.32	$1.41	$1.34	$1.23
Accumulation unit value at end of period	$1.74	$1.61	$1.51	$1.52	$1.50	$1.39	$1.42	$1.32	$1.41	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	13,966	15,667	18,749	21,464	24,619	30,622	37,782	51,052	72,377	82,435
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.05	$1.26	$1.03	$1.00	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	778	990	1,173	1,137	599	503	411	128	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.77	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.32	$1.77	$1.35	$1.40	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,726	22,698	27,660	32,668	39,908	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.50	$2.76	$3.09	$2.69	$2.25	$2.26	$2.03	$1.51	$1.30	$1.40
Accumulation unit value at end of period	$3.75	$3.50	$2.76	$3.09	$2.69	$2.25	$2.26	$2.03	$1.51	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,838	3,437	3,735	3,974	3,948	3,656	3,187	3,576	3,731	4,276
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.99	$0.99	$0.99	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$0.99	$0.99	$0.99	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,266	4,105	3,323	3,290	3,278	1,789	774	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.12	$1.08	$0.95	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1,830	2,437	2,620	3,691	5,161	7,060	8,699	8,510	3,246	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17
Accumulation unit value at end of period	$1.51	$1.50	$1.41	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15,410	20,974	30,224	31,185	38,065	45,917	61,310	86,779	67,900	74,599
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.65	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07
Accumulation unit value at end of period	$3.43	$2.65	$2.04	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	29,972	35,591	43,615	52,100	65,724	83,777	99,718	116,341	135,683	162,922
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$2.75	$2.13	$2.36	$2.04	$1.77	$1.83	$1.67	$1.26	$1.07	$1.06
Accumulation unit value at end of period	$2.94	$2.75	$2.13	$2.36	$2.04	$1.77	$1.83	$1.67	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,266	8,334	9,841	11,248	12,989	14,915	17,137	19,829	23,385	28,379
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.96	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16
Accumulation unit value at end of period	$3.16	$2.96	$2.30	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14,822	17,139	19,845	23,398	28,014	33,898	39,470	47,015	55,533	65,028
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$7.48	$6.11	$7.21	$6.02	$5.41	$5.53	$5.25	$3.89	$3.41	$3.85
Accumulation unit value at end of period	$8.77	$7.48	$6.11	$7.21	$6.02	$5.41	$5.53	$5.25	$3.89	$3.41
Number of accumulation units outstanding at end of period (000 omitted)	4,672	5,420	6,248	7,274	8,518	10,081	11,466	13,332	15,673	20,066
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.79	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50
Accumulation unit value at end of period	$5.61	$4.79	$3.92	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	21,383	25,249	29,544	34,697	41,532	50,778	60,701	73,540	88,455	109,162
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.50	$1.78	$1.38	$1.46	$1.42	$1.56	$1.21	$1.01	$1.23
Accumulation unit value at end of period	$2.18	$1.90	$1.50	$1.78	$1.38	$1.46	$1.42	$1.56	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,904	3,409	3,852	4,383	5,184	6,111	6,588	7,619	8,802	11,310
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.28	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49
Accumulation unit value at end of period	$2.61	$2.28	$1.80	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7,397	8,444	9,827	11,286	13,142	16,089	18,368	21,346	24,321	30,682
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.09	$1.13	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,136	21,675	19,164	19,388	14,131	11,862	10,757	4,174	—	—

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$3.46	$2.85	$3.08	$2.81	$2.82	$2.82	$2.47	$2.44	$1.93	$2.06
Accumulation unit value at end of period	$3.25	$3.46	$2.85	$3.08	$2.81	$2.82	$2.82	$2.47	$2.44	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	8,808	10,291	11,941	14,393	17,523	20,751	24,367	28,482	31,720	36,714
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.38	$1.20	$1.27	$1.16	$1.03	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,586	3,854	4,196	5,242	6,248	7,995	12,165	4,290	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.59	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34
Accumulation unit value at end of period	$2.44	$2.59	$2.13	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	7,285	8,891	10,551	12,711	15,464	19,783	23,577	28,344	33,231	41,319
Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$5.52	$4.40	$5.09	$4.64	$3.59	$3.90	$3.91	$2.89	$2.46	$2.58
Accumulation unit value at end of period	$5.76	$5.52	$4.40	$5.09	$4.64	$3.59	$3.90	$3.91	$2.89	$2.46
Number of accumulation units outstanding at end of period (000 omitted)	5,692	6,796	7,900	9,189	11,128	13,068	15,820	19,202	22,727	28,384
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$5.92	$4.53	$5.10	$4.63	$4.10	$4.55	$4.04	$3.06	$2.60	$2.80
Accumulation unit value at end of period	$6.36	$5.92	$4.53	$5.10	$4.63	$4.10	$4.55	$4.04	$3.06	$2.60
Number of accumulation units outstanding at end of period (000 omitted)	9,886	11,472	13,427	15,857	19,292	24,147	29,253	35,669	42,578	52,628
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.94	$0.88	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.94	$0.88	$0.95	$0.91	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	403	512	502	510	660	127	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.13	$3.34	$3.68	$3.32	$2.72	$2.79	$2.63	$1.95	$1.74	$1.75
Accumulation unit value at end of period	$4.46	$4.13	$3.34	$3.68	$3.32	$2.72	$2.79	$2.63	$1.95	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	670	834	948	1,075	1,235	1,412	1,587	1,852	1,993	2,476
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.75	$2.21	$2.37	$1.93	$1.75	$1.77	$1.53	$1.12	$0.99	$0.96
Accumulation unit value at end of period	$3.20	$2.75	$2.21	$2.37	$1.93	$1.75	$1.77	$1.53	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	15,178	17,850	21,440	24,413	28,337	34,522	42,520	52,166	61,881	73,864
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,067	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,097	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.25	$2.49	$2.90	$2.14	$2.16	$2.10	$2.07	$1.64	$1.37	$1.51
Accumulation unit value at end of period	$4.11	$3.25	$2.49	$2.90	$2.14	$2.16	$2.10	$2.07	$1.64	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	8,372	9,564	11,081	11,933	13,366	16,675	17,576	19,743	21,566	26,339
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.73	$1.65	$1.56	$1.61	$1.58	$1.60	$1.43	$1.43
Accumulation unit value at end of period	$1.84	$1.80	$1.64	$1.73	$1.65	$1.56	$1.61	$1.58	$1.60	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	31,906	37,903	45,692	57,738	70,562	91,448	113,907	148,191	194,916	225,204
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.42	$2.73	$3.08	$2.72	$2.33	$2.50	$2.25	$1.62	$1.38	$1.43
Accumulation unit value at end of period	$4.06	$3.42	$2.73	$3.08	$2.72	$2.33	$2.50	$2.25	$1.62	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	4,175	5,021	6,187	7,204	8,432	10,064	11,134	12,453	13,918	16,342
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.52	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	$1.00	—
Accumulation unit value at end of period	$3.56	$2.52	$1.86	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	3,088	3,493	4,019	4,405	5,004	5,594	6,229	7,021	8,151	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.47	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.48	$2.47	$1.83	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	8,020	10,190	12,062	13,914	16,432	20,234	25,717	37,224	45,878	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.25	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,553	3,210	3,974	4,881	6,372	5,830	5,961	3,989	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.82	$2.27	$2.61	$2.24	$1.93	$2.07	$1.91	$1.42	$1.20	$1.24
Accumulation unit value at end of period	$2.77	$2.82	$2.27	$2.61	$2.24	$1.93	$2.07	$1.91	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15,237	17,651	20,743	23,714	29,195	36,594	44,743	58,839	71,034	86,061
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.23	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.22	$2.23	$1.80	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4,298	5,294	6,421	8,817	11,123	9,480	10,108	10,022	8,770	7,943
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.88	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06
Accumulation unit value at end of period	$3.27	$2.88	$2.20	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,316	4,476	5,182	5,775	7,206	9,967	8,435	8,251	7,227	7,312
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.14	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39
Accumulation unit value at end of period	$2.41	$2.14	$1.68	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7,723	9,307	10,981	13,343	16,183	19,632	21,336	22,446	25,580	30,304
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.35	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88
Accumulation unit value at end of period	$3.41	$2.35	$1.74	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	5,005	5,654	6,637	7,010	8,239	10,720	11,392	14,171	16,565	19,212
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.33	$1.10	$1.17	$1.00	$1.03	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	829	1,041	1,296	1,139	1,903	4,502	7,146	5,619	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,077	4,558	3,424	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$2.29	$1.71	$1.73	$1.37	$1.23	$1.20	$1.08	$0.82	$0.71	$0.72
Accumulation unit value at end of period	$2.71	$2.29	$1.71	$1.73	$1.37	$1.23	$1.20	$1.08	$0.82	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	4,211	4,886	5,490	5,897	6,628	7,685	8,454	9,787	11,184	13,345
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.12	$1.03	$1.06	$1.03	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,872	5,954	5,503	7,136	8,973	8,003	5,580	2,585	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$2.10	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.59	$0.50	$0.55
Accumulation unit value at end of period	$3.15	$2.10	$1.46	$1.46	$1.02	$0.90	$0.87	$0.80	$0.59	$0.50
Number of accumulation units outstanding at end of period (000 omitted)	7,394	8,062	9,388	10,067	11,402	13,269	13,465	15,146	17,509	21,201
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.45	$1.12	$1.21	$1.33	$1.53	$1.35	$1.20	$1.78
Accumulation unit value at end of period	$1.77	$1.54	$1.22	$1.45	$1.12	$1.21	$1.33	$1.53	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6,701	7,679	9,024	9,962	11,534	13,772	16,808	20,940	28,307	40,311
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.62	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97
Accumulation unit value at end of period	$3.44	$2.62	$1.95	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2,923	3,577	4,372	5,241	6,858	8,758	10,293	13,621	17,837	22,462
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.51	$1.29	$1.39	$1.16	$1.13	$1.15	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	900	1,441	1,698	1,889	1,887	2,967	2,403	847	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.81	$1.30	$1.31	$1.03	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.19	$1.81	$1.30	$1.31	$1.03	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,440	15,918	18,155	21,374	26,361	29,852	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$3.26	$2.33	$2.38	$1.90	$1.76	$1.81	$1.97	$1.41	$1.17	$1.32
Accumulation unit value at end of period	$4.71	$3.26	$2.33	$2.38	$1.90	$1.76	$1.81	$1.97	$1.41	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,739	6,354	7,244	8,165	9,359	11,054	13,024	17,289	20,047	25,583
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.30	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07
Accumulation unit value at end of period	$4.51	$4.30	$3.47	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	8,291	10,023	11,894	14,937	18,140	22,267	28,660	32,640	38,539	46,187

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.15	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30
Accumulation unit value at end of period	$7.89	$3.15	$2.27	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,841	2,956	3,006	2,861	3,447	5,011	6,944	8,493	11,635	18,214
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.61	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05
Accumulation unit value at end of period	$1.36	$1.61	$1.38	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	3,835	4,778	5,713	7,471	9,576	11,978	14,762	17,893	19,518	22,051
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.36	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92
Accumulation unit value at end of period	$1.52	$1.36	$1.08	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	1,865	2,206	2,710	3,148	3,895	4,606	5,357	6,179	6,765	8,478
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.03	$0.90	$0.97	$0.92	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.90	$0.97	$0.92	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	233	232	205	319	625	394	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.71	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26
Accumulation unit value at end of period	$1.83	$1.71	$1.54	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7,314	8,794	11,230	14,290	17,412	22,911	33,579	48,561	69,811	69,382
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.43	$1.23	$1.06	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	337	331	252	564	456	489	564	1,413	863	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.11	$1.04	$1.05	$1.01	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,574	5,094	3,206	3,656	2,858	2,518	2,388	1,912	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$3.35	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15
Accumulation unit value at end of period	$3.86	$3.35	$2.59	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,404	3,741	4,650	5,115	6,216	7,902	7,014	7,225	7,626	9,058
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.86	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32
Accumulation unit value at end of period	$2.07	$1.86	$1.50	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,169	3,430	3,904	4,456	5,116	6,243	6,615	7,141	8,813	11,088
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.38	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13
Accumulation unit value at end of period	$4.33	$3.38	$2.50	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,855	5,301	5,938	6,675	7,563	8,757	9,746	10,340	11,916	14,126
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.89	$4.12	$4.56	$4.37	$3.68	$4.23	$4.42	$3.68	$3.45	$3.95
Accumulation unit value at end of period	$6.01	$4.89	$4.12	$4.56	$4.37	$3.68	$4.23	$4.42	$3.68	$3.45
Number of accumulation units outstanding at end of period (000 omitted)	1,243	1,383	1,550	1,848	2,138	2,541	2,991	3,723	4,560	6,206
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.94	$1.00	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,994	4,598	6,218	5,975	6,206	8,164	9,101	5,646	—	—
Third Avenue VST FFI Strategies Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.47	$3.10	$3.93	$3.48	$3.13	$3.46	$3.34	$2.83	$2.24	$2.86
Accumulation unit value at end of period	$3.36	$3.47	$3.10	$3.93	$3.48	$3.13	$3.46	$3.34	$2.83	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	1,501	1,699	2,034	2,365	2,741	3,248	3,719	4,460	5,377	7,101
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.01	$0.73	$0.88	$0.79	$0.54	$0.72	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,376	1,997	2,249	2,597	2,628	1,726	1,627	1,091	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.05	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.34	$2.05	$1.70	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	30,128	33,745	38,345	43,514	50,082	60,288	63,443	68,358	59,074	57,559
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.05	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.34	$2.05	$1.70	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	37,429	44,556	52,291	60,191	78,390	114,075	129,138	183,069	213,296	258,558

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.51	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	32,111	25,769	25,210	29,606	37,496	40,298	49,392	66,474	103,582	81,730
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.51	$1.39	$1.26	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	28,083	25,716	29,121	38,284	57,218	65,986	78,435	116,673	217,500	212,474
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,308	1,239	682	352	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,581	727	913	94	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.08	$1.11	$1.04	$1.02	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,995	6,344	4,977	5,001	7,206	4,914	3,681	1,043	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.24	$1.10	$1.16	$1.05	$1.02	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,870	12,389	13,370	16,093	20,641	18,517	19,479	5,574	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.32	$1.13	$1.23	$1.06	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112,345	129,327	159,164	191,800	228,224	289,766	312,945	99,233	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.29	$1.12	$1.20	$1.05	$1.03	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,557	93,658	107,282	126,718	154,932	183,214	196,193	66,746	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10
Accumulation unit value at end of period	$1.93	$1.72	$1.49	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	154,757	174,468	202,039	234,364	280,217	332,868	381,681	402,208	377,699	318,883
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10
Accumulation unit value at end of period	$1.93	$1.72	$1.49	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	313,100	364,142	431,168	523,884	657,883	868,373	1,018,857	1,191,618	1,322,146	1,448,513
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.13	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	82,454	96,238	114,303	133,356	159,472	196,684	215,308	232,062	196,988	181,157
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11
Accumulation unit value at end of period	$2.13	$1.88	$1.60	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	134,005	158,304	190,984	231,699	301,436	428,536	508,398	710,239	837,813	998,828
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.70	$1.55	$1.37	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	57,226	60,278	63,093	74,527	89,762	104,766	126,041	154,600	197,629	149,512
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.71	$1.55	$1.37	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	75,368	84,416	97,809	123,526	154,885	197,656	251,755	329,684	449,177	439,108
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.17	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98
Accumulation unit value at end of period	$2.52	$2.17	$1.73	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2,556	3,242	3,980	5,057	6,538	8,047	9,697	12,078	13,840	18,111
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.60	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05
Accumulation unit value at end of period	$3.72	$3.60	$3.03	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	7,761	8,707	9,947	11,438	13,862	16,653	20,098	25,397	31,851	39,424

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.00	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,982	1,838	921	76	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.01	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,511	10,821	6,834	527	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.18	$1.01	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,200	7,164	4,216	566	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$4.16	$3.22	$3.95	$2.99	$3.06	$3.08	$3.24	$2.67	$2.21	$2.61
Accumulation unit value at end of period	$4.72	$4.16	$3.22	$3.95	$2.99	$3.06	$3.08	$3.24	$2.67	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	13,770	16,629	19,893	22,964	26,925	33,012	38,989	46,513	53,436	66,511
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$5.42	$4.16	$4.26	$3.59	$3.18	$3.22	$3.10	$2.33	$1.96	$2.05
Accumulation unit value at end of period	$6.68	$5.42	$4.16	$4.26	$3.59	$3.18	$3.22	$3.10	$2.33	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	17,762	20,964	24,348	28,181	33,677	41,194	48,912	59,078	69,932	84,309
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.81	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24
Accumulation unit value at end of period	$3.25	$2.81	$2.35	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3,996	4,557	5,333	6,317	7,018	7,663	8,314	8,990	10,621	12,268
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.83	$1.60	$1.95	$1.58	$1.54	$1.52	$1.62	$1.37	$1.21	$1.41
Accumulation unit value at end of period	$1.91	$1.83	$1.60	$1.95	$1.58	$1.54	$1.52	$1.62	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4,275	4,943	5,701	6,518	7,395	9,405	9,714	11,282	13,374	16,786
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.63	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54
Accumulation unit value at end of period	$4.36	$3.63	$2.78	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	3,588	4,264	5,008	6,004	7,213	8,627	10,332	12,893	16,305	21,795
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.49	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48
Accumulation unit value at end of period	$5.47	$3.49	$2.82	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	3,862	4,447	5,146	5,829	7,000	8,952	9,801	12,946	15,400	20,502
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.23	$1.08	$1.14	$1.06	$0.93	$0.99	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	924	758	1,529	720	897	1,272	811	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.15	$1.25	$1.11	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	134	131	265	534	478	377	215	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.14	$1.66	$1.86	$1.38	$1.40	$1.38	$1.33	$1.09	$0.97	$1.28
Accumulation unit value at end of period	$2.95	$2.14	$1.66	$1.86	$1.38	$1.40	$1.38	$1.33	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	595	681	768	1,092	1,332	1,579	1,614	1,790	1,954	2,365
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.52	$2.06	$2.21	$1.88	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96
Accumulation unit value at end of period	$2.56	$2.52	$2.06	$2.21	$1.88	$1.70	$1.69	$1.56	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,281	2,841	3,178	3,546	4,373	4,654	5,163	5,717	5,898	5,814
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.80	$1.05	$0.85	$0.86	$0.85	$0.91	$0.75	$0.66	$0.83
Accumulation unit value at end of period	$0.94	$0.93	$0.80	$1.05	$0.85	$0.86	$0.85	$0.91	$0.75	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	7,622	8,966	10,868	12,516	14,744	16,884	18,526	19,929	21,668	25,453
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.63	$2.73	$2.69	$2.06	$2.03	$1.85	$1.64	$1.20	$1.05	$1.09
Accumulation unit value at end of period	$4.87	$3.63	$2.73	$2.69	$2.06	$2.03	$1.85	$1.64	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,572	3,172	3,262	3,260	3,109	3,015	2,520	1,589	1,870	1,920

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.71	$0.96	$0.80	$1.00	$1.02	$0.73	$1.18	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,026	2,665	3,238	4,089	5,040	4,875	4,584	2,030	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.10	$2.43	$2.81	$2.55	$2.09	$2.14	$1.86	$1.44	$1.25	$1.27
Accumulation unit value at end of period	$3.11	$3.10	$2.43	$2.81	$2.55	$2.09	$2.14	$1.86	$1.44	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	2,473	3,197	4,051	5,310	5,800	5,535	5,700	6,113	6,244	6,599
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.49	$2.62	$2.62	$2.01	$1.94	$1.84	$1.69	$1.25	$1.10	$1.10
Accumulation unit value at end of period	$5.18	$3.49	$2.62	$2.62	$2.01	$1.94	$1.84	$1.69	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,460	1,443	1,752	1,705	2,391	2,683	2,861	3,083	3,237	3,488
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.42	$1.92	$2.14	$1.99	$1.66	$1.75	$1.56	$1.20	$1.05	$1.05
Accumulation unit value at end of period	$2.42	$2.42	$1.92	$2.14	$1.99	$1.66	$1.75	$1.56	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,196	7,068	8,602	10,367	12,778	12,126	13,557	13,907	14,115	14,358
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.72	$1.44	$1.23	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2,243	2,681	3,697	4,785	6,177	6,544	6,146	4,565	1,275	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.98	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05
Accumulation unit value at end of period	$4.23	$2.98	$2.37	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,550	1,681	1,916	1,815	2,263	2,597	2,782	2,945	2,456	2,205
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.26	$1.85	$1.99	$1.75	$1.66	$1.64	$1.51	$1.25	$1.10	$1.09
Accumulation unit value at end of period	$2.63	$2.26	$1.85	$1.99	$1.75	$1.66	$1.64	$1.51	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	14,173	14,627	16,197	18,307	19,374	13,463	10,849	9,898	7,709	7,342
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.56	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.56	$0.52	$0.61	$0.61	$0.55	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	546	542	431	359	205	123	38	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.12	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.57	$2.12	$1.61	$1.79	$1.49	$1.38	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,085	3,414	4,172	5,059	5,443	4,034	2,285	684	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.31	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21
Accumulation unit value at end of period	$3.73	$3.31	$2.68	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	131	158	157	184	190	291	259	133	118	80
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.68	$2.17	$2.27	$1.84	$1.72	$1.72	$1.51	$1.14	$1.01	$0.97
Accumulation unit value at end of period	$3.03	$2.68	$2.17	$2.27	$1.84	$1.72	$1.72	$1.51	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,876	2,194	2,310	2,454	3,009	3,605	2,926	2,354	2,497	1,867
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.46	$2.46	$2.00	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	647	920	928	965	989	971	1,126	1,152	1,085	824
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.75	$1.87	$1.65	$1.47	$1.52	$1.40	$1.11	$0.98	$1.04
Accumulation unit value at end of period	$2.15	$2.15	$1.75	$1.87	$1.65	$1.47	$1.52	$1.40	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	16,249	18,530	21,908	27,295	34,250	37,664	43,288	48,374	51,118	58,110
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.11	$1.00	$1.09	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	609	725	1,028	1,130	845	773	895	296	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22
Accumulation unit value at end of period	$1.95	$1.48	$1.14	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,460	1,596	1,592	1,375	1,276	1,470	1,916	1,819	1,647	1,374
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$1.63	$2.10	$1.44	$1.38	$1.53	$1.58	$1.62	$1.36	$1.73
Accumulation unit value at end of period	$2.81	$2.12	$1.63	$2.10	$1.44	$1.38	$1.53	$1.58	$1.62	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	4,991	6,208	7,458	8,568	9,726	11,124	12,868	14,575	15,793	17,567

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04
Accumulation unit value at end of period	$1.05	$1.02	$0.93	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	452	457	474	476	565	750	1,081	1,425	1,533	865
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.24	$1.18	$1.21	$1.30	$1.30	$1.42	$1.35	$1.30
Accumulation unit value at end of period	$1.33	$1.28	$1.16	$1.24	$1.18	$1.21	$1.30	$1.30	$1.42	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4,172	4,525	5,593	7,011	8,616	10,289	12,071	15,294	18,657	19,772
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.95	$0.94	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,607	2,069	2,506	699	701	723	676	800	515	2,071
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06
Accumulation unit value at end of period	$1.01	$1.02	$1.01	$1.00	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14,807	9,559	10,344	11,991	18,031	14,445	18,128	24,234	25,597	32,019
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08
Accumulation unit value at end of period	$1.85	$1.75	$1.52	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,651	1,857	2,165	2,430	2,104	2,271	2,439	3,199	3,149	1,786
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.28	$1.97	$2.07	$1.97	$1.77	$1.81	$1.76	$1.67	$1.46	$1.39
Accumulation unit value at end of period	$2.41	$2.28	$1.97	$2.07	$1.97	$1.77	$1.81	$1.76	$1.67	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	5,671	6,656	7,912	10,493	12,635	13,879	16,298	16,769	18,038	16,330
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07
Accumulation unit value at end of period	$1.79	$1.71	$1.48	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	985	1,131	1,128	1,435	1,390	10,299	11,354	12,400	1,012	505
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.23	$1.93	$2.03	$1.92	$1.75	$1.78	$1.73	$1.66	$1.46	$1.39
Accumulation unit value at end of period	$2.34	$2.23	$1.93	$2.03	$1.92	$1.75	$1.78	$1.73	$1.66	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	5,567	6,626	8,189	11,528	14,476	9,588	10,923	13,238	15,227	14,836
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.46	$1.31	$1.21	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,829	3,004	2,062	2,035	2,138	2,041	2,170	2,008	3,372	2,062
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.49	$1.50	$1.46	$1.41	$1.41	$1.35	$1.40	$1.31	$1.24
Accumulation unit value at end of period	$1.80	$1.61	$1.49	$1.50	$1.46	$1.41	$1.41	$1.35	$1.40	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	17,369	16,402	17,887	21,800	26,284	28,325	32,493	40,444	59,211	58,892
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.51	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$4.68	$3.51	$2.62	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	435	447	448	455	353	447	341	409	310	401
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.97	$2.21	$2.32	$1.83	$1.83	$1.69	$1.49	$1.16	$0.97	$1.01
Accumulation unit value at end of period	$3.97	$2.97	$2.21	$2.32	$1.83	$1.83	$1.69	$1.49	$1.16	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2,641	2,844	3,620	3,886	4,533	5,679	4,117	4,264	3,914	3,901
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.91	$2.24	$2.38	$1.98	$1.79	$1.79	$1.59	$1.22	$1.06	$1.06
Accumulation unit value at end of period	$3.40	$2.91	$2.24	$2.38	$1.98	$1.79	$1.79	$1.59	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6,587	7,384	8,176	9,223	9,370	9,639	9,122	8,860	7,379	6,657
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01
Accumulation unit value at end of period	$1.21	$1.16	$1.09	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,737	2,233	2,649	2,259	2,550	1,798	1,066	633	469	457
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.04	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,002	641	691	1,236	1,677	1,048	459	82	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27
Accumulation unit value at end of period	$3.52	$2.63	$1.97	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	406	261	252	217	241	374	173	194	153	91

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.75	$2.06	$2.18	$1.79	$1.77	$1.69	$1.59	$1.22	$1.11	$1.32
Accumulation unit value at end of period	$3.69	$2.75	$2.06	$2.18	$1.79	$1.77	$1.69	$1.59	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,334	1,501	1,857	1,988	2,417	3,034	2,711	3,047	3,034	3,411
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19
Accumulation unit value at end of period	$1.78	$1.65	$1.33	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	501	506	503	772	906	1,106	322	465	356	349
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.51	$1.20	$1.29	$1.24	$1.36	$1.12	$0.96	$1.11
Accumulation unit value at end of period	$1.68	$1.55	$1.25	$1.51	$1.20	$1.29	$1.24	$1.36	$1.12	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3,364	4,062	4,799	5,677	6,976	3,637	3,110	3,326	3,480	3,977
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.01	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.18	$3.01	$2.40	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	249	310	345	398	260	203	282	230	181	197
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.60	$2.08	$2.39	$1.99	$1.68	$1.78	$1.61	$1.18	$1.00	$1.03
Accumulation unit value at end of period	$2.76	$2.60	$2.08	$2.39	$1.99	$1.68	$1.78	$1.61	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,497	1,772	2,070	2,214	2,453	2,766	3,500	3,252	2,101	2,007
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26
Accumulation unit value at end of period	$2.89	$2.71	$2.09	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	228	375	426	436	409	347	390	394	216	222
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.40	$1.84	$2.14	$1.91	$1.69	$1.79	$1.61	$1.18	$1.00	$1.11
Accumulation unit value at end of period	$2.55	$2.40	$1.84	$2.14	$1.91	$1.69	$1.79	$1.61	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,444	4,377	5,454	6,900	8,639	9,959	11,070	11,990	12,608	14,876
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27
Accumulation unit value at end of period	$2.71	$2.51	$2.15	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	193	79	87	82	109	133	109	119	66	67
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.20	$1.89	$2.18	$1.96	$1.74	$1.81	$1.72	$1.17	$1.00	$1.11
Accumulation unit value at end of period	$2.38	$2.20	$1.89	$2.18	$1.96	$1.74	$1.81	$1.72	$1.17	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	785	971	1,271	1,495	1,665	1,939	1,995	2,065	1,803	2,236
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.17	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,758	2,282	2,231	2,157	1,948	1,502	1,617	1,677	1,807	1,305
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.19	$1.14	$1.08	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	156	275	269	285	341	332	216	191	369	466
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.20	$1.17	$1.15	$1.15	$1.09	$1.13	$1.12	$1.11
Accumulation unit value at end of period	$1.33	$1.28	$1.21	$1.20	$1.17	$1.15	$1.15	$1.09	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,660	3,845	4,986	6,360	8,281	8,651	10,291	12,118	20,952	18,934
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.50	$0.48	$0.54	$0.54	$0.49	$0.66	$0.80	$0.90	$0.92	$1.07
Accumulation unit value at end of period	$0.49	$0.50	$0.48	$0.54	$0.54	$0.49	$0.66	$0.80	$0.90	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,803	3,057	3,643	4,462	5,386	6,148	6,616	7,283	8,763	10,196
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.25	$1.15	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	385	567	637	433	454	505	553	637	795	363
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.41	$1.31	$1.23	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	406	420	435	448	465	373	403	517	1,263	1,140
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.46	$1.48	$1.45	$1.35	$1.38	$1.29	$1.37	$1.31	$1.20
Accumulation unit value at end of period	$1.69	$1.56	$1.46	$1.48	$1.45	$1.35	$1.38	$1.29	$1.37	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	4,769	5,516	6,958	7,254	8,489	9,613	10,923	13,180	18,165	18,865

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.87	$1.99	$1.59	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	665	790	953	981	900	1,134	1,228	1,088	1,065	707
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.04	$1.26	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	630	784	872	870	571	362	323	217	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.76	$1.35	$1.40	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.31	$1.76	$1.35	$1.40	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,394	14,598	17,572	20,758	24,812	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.64	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.74	$3.64	$2.79	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	156	125	265	258	263	430	260	209	218	92
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.41	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$4.63	$3.41	$2.60	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	100	93	119	122	137	152	168	170	128	140
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.91	$2.84	$2.21	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	488	498	436	545	450	350	357	403	284	147
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.31	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24
Accumulation unit value at end of period	$5.76	$3.31	$2.63	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	297	281	255	216	213	443	208	263	261	175
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17
Accumulation unit value at end of period	$2.51	$2.48	$1.98	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	319	230	294	229	273	286	360	379	366	213
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.17	$1.08	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	686	597	570	521	461	451	466	508	824	320
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.02	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.23	$3.02	$2.38	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	562	778	821	897	1,126	815	689	669	752	563
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.96	$2.33	$2.62	$2.28	$1.91	$1.92	$1.73	$1.28	$1.11	$1.19
Accumulation unit value at end of period	$3.17	$2.96	$2.33	$2.62	$2.28	$1.91	$1.92	$1.73	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,853	2,024	2,186	2,098	1,808	1,524	1,483	1,530	1,610
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.02	$1.00	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,790	1,081	1,319	1,560	2,597	1,944	613	203	218	67
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.06	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.85	$3.06	$2.17	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	254	282	256	308	333	329	313	302	295	206
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	$0.94	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	904	1,118	1,417	1,741	2,154	2,399	2,598	2,058	633	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.40	$1.36	$1.26	$1.29	$1.29	$1.25	$1.18	$1.16
Accumulation unit value at end of period	$1.49	$1.47	$1.39	$1.40	$1.36	$1.26	$1.29	$1.29	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6,973	9,862	12,902	14,034	17,791	20,460	24,303	31,136	23,093	23,748
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.79	$2.14	$2.31	$1.92	$1.80	$1.80	$1.63	$1.25	$1.09	$1.13
Accumulation unit value at end of period	$3.60	$2.79	$2.14	$2.31	$1.92	$1.80	$1.80	$1.63	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15,736	18,025	22,133	26,837	32,270	37,806	40,726	43,929	46,775	50,040

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.51	$2.05	$2.43	$2.03	$1.83	$1.88	$1.79	$1.33	$1.17	$1.32
Accumulation unit value at end of period	$2.93	$2.51	$2.05	$2.43	$2.03	$1.83	$1.88	$1.79	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12,133	14,537	17,325	20,026	23,677	27,594	31,163	34,636	36,939	41,822
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.26	$1.49	$1.16	$1.23	$1.20	$1.32	$1.03	$0.86	$1.05
Accumulation unit value at end of period	$1.82	$1.59	$1.26	$1.49	$1.16	$1.23	$1.20	$1.32	$1.03	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	3,087	3,559	4,150	4,954	6,015	7,239	7,187	7,439	7,248	8,862
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.08	$1.12	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,564	9,445	9,152	9,216	7,369	5,619	3,661	1,039	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.06	$1.15	$1.05	$1.05	$1.06	$0.93	$0.91	$0.72	$0.77
Accumulation unit value at end of period	$1.21	$1.29	$1.06	$1.15	$1.05	$1.05	$1.06	$0.93	$0.91	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	4,259	5,069	6,072	7,767	9,822	11,058	11,820	12,529	12,218	12,544
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.37	$1.19	$1.26	$1.16	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,786	2,707	3,153	3,784	4,129	5,304	6,124	1,815	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.59	$1.76	$1.64	$1.42	$1.51	$1.42	$1.12	$0.99	$1.01
Accumulation unit value at end of period	$1.82	$1.93	$1.59	$1.76	$1.64	$1.42	$1.51	$1.42	$1.12	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,653	5,927	7,056	8,948	10,419	11,668	13,106	14,378	15,322	16,523
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.43	$1.94	$2.24	$2.05	$1.58	$1.73	$1.73	$1.28	$1.09	$1.14
Accumulation unit value at end of period	$2.53	$2.43	$1.94	$2.24	$2.05	$1.58	$1.73	$1.73	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,485	4,461	4,930	5,941	7,549	8,036	9,848	10,846	11,090	12,614
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.95	$0.91	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.94	$0.87	$0.95	$0.91	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	251	368	242	226	287	109	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.63	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92
Accumulation unit value at end of period	$3.07	$2.63	$2.12	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	2,763	3,136	3,858	3,858	4,776	5,664	5,882	5,863	5,828	6,322
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,310	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.46	$1.88	$2.19	$1.62	$1.64	$1.60	$1.58	$1.25	$1.04	$1.15
Accumulation unit value at end of period	$3.10	$2.46	$1.88	$2.19	$1.62	$1.64	$1.60	$1.58	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,108	5,603	6,166	6,325	6,917	8,125	7,665	7,968	8,142	8,569
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.60	$1.52	$1.45	$1.49	$1.47	$1.49	$1.33	$1.33
Accumulation unit value at end of period	$1.70	$1.66	$1.52	$1.60	$1.52	$1.45	$1.49	$1.47	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	12,397	14,493	17,881	23,133	28,412	33,509	38,596	47,078	57,221	60,624
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.29	$0.99	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.29	$0.99	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982	1,224	1,443	1,681	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.60	$2.08	$2.35	$2.08	$1.78	$1.91	$1.73	$1.24	$1.06	$1.10
Accumulation unit value at end of period	$3.09	$2.60	$2.08	$2.35	$2.08	$1.78	$1.91	$1.73	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,479	3,124	3,840	4,649	5,030	6,004	6,045	6,265	6,322	6,884
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.45	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.45	$2.45	$1.81	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	1,156	1,308	1,570	1,630	1,935	2,177	2,319	2,290	2,217	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.24	$1.09	$1.18	$1.08	$0.98	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	927	1,277	1,960	2,413	2,867	3,207	2,204	1,391	—	—

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.30	$1.86	$2.14	$1.84	$1.58	$1.70	$1.57	$1.17	$0.99	$1.02
Accumulation unit value at end of period	$2.26	$2.30	$1.86	$2.14	$1.84	$1.58	$1.70	$1.57	$1.17	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2,987	4,254	5,096	6,032	7,587	9,121	10,501	11,838	13,184	14,753
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.17	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.15	$2.17	$1.75	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,891	2,657	3,404	4,926	5,878	4,464	4,444	4,691	3,837	3,425
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.02	$2.30	$2.31	$2.01	$2.30	$2.25	$1.90	$1.37	$1.15	$1.11
Accumulation unit value at end of period	$3.42	$3.02	$2.30	$2.31	$2.01	$2.30	$2.25	$1.90	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,464	2,692	3,428	4,061	4,984	6,091	5,017	4,342	3,559	3,626
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.48	$1.76	$1.45	$1.47	$1.52	$1.53	$1.30	$1.14	$1.24
Accumulation unit value at end of period	$2.12	$1.88	$1.48	$1.76	$1.45	$1.47	$1.52	$1.53	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,504	4,145	5,205	6,851	8,140	9,472	9,619	9,422	10,018	10,765
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.32	$1.09	$1.16	$0.99	$1.03	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	756	878	1,111	1,341	2,088	3,692	4,610	2,674	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,088	2,738	1,586	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.12	$1.03	$1.05	$1.03	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,126	3,521	3,736	5,557	6,418	5,433	2,045	776	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.58	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97
Accumulation unit value at end of period	$3.40	$2.58	$1.93	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	2,873	3,372	3,986	4,884	6,257	7,268	7,532	9,620	11,784	13,258
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.50	$1.28	$1.38	$1.16	$1.13	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	645	820	980	993	1,287	2,469	2,372	370	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.80	$1.30	$1.30	$1.03	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.18	$1.80	$1.30	$1.30	$1.03	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,420	2,604	2,757	3,247	4,040	4,372	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.96	$2.39	$2.39	$2.11	$1.91	$2.26	$2.03	$1.70	$1.52	$1.44
Accumulation unit value at end of period	$3.10	$2.96	$2.39	$2.39	$2.11	$1.91	$2.26	$2.03	$1.70	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	5,599	6,778	8,164	10,276	12,615	14,038	16,754	16,808	17,920	17,962
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.40	$2.45	$2.24	$1.63	$1.80	$1.93	$1.91	$1.40	$1.31	$1.42
Accumulation unit value at end of period	$8.51	$3.40	$2.45	$2.24	$1.63	$1.80	$1.93	$1.91	$1.40	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	2,156	2,247	2,280	2,138	2,826	3,442	4,069	4,661	5,355	6,756
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.43	$1.57	$1.44	$1.41	$1.44	$1.28	$1.26	$0.98	$1.09
Accumulation unit value at end of period	$1.41	$1.67	$1.43	$1.57	$1.44	$1.41	$1.44	$1.28	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,203	2,678	3,340	4,357	5,495	5,997	6,770	7,323	7,544	8,256
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.45	$1.16	$1.19	$1.18	$1.23	$1.05	$0.90	$1.03
Accumulation unit value at end of period	$1.69	$1.51	$1.20	$1.45	$1.16	$1.19	$1.18	$1.23	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1,097	1,336	1,782	2,059	2,346	2,611	2,766	3,017	3,459	3,961
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.64	$2.12	$2.27	$1.94	$1.78	$1.81	$1.66	$1.22	$1.11	$1.15
Accumulation unit value at end of period	$3.12	$2.64	$2.12	$2.27	$1.94	$1.78	$1.81	$1.66	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	740	872	971	1,149	1,427	1,526	1,573	1,512	1,214	1,392
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.97	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.02	$0.89	$0.97	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	498	507	643	182	193	204	30	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.56	$1.66	$1.48	$1.32	$1.47	$1.47	$1.48	$1.30	$1.29
Accumulation unit value at end of period	$1.85	$1.73	$1.56	$1.66	$1.48	$1.32	$1.47	$1.47	$1.48	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4,180	4,942	6,061	7,312	8,757	10,503	14,089	18,682	23,468	20,990
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.41	$1.22	$1.05	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	92	85	103	109	117	130	188	286	246	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.10	$1.03	$1.04	$1.01	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,649	1,855	1,838	1,918	1,331	1,028	909	661	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.99	$0.98	$0.97	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,690	3,426	4,068	4,566	4,819	5,032	4,285	1,816	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.00	$0.73	$0.87	$0.79	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,099	1,209	1,636	1,937	2,391	2,036	1,692	1,001	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.03	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.31	$2.03	$1.68	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	160,334	192,399	225,786	244,681	269,584	294,272	295,390	319,087	288,564	249,264
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.03	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$2.32	$2.03	$1.68	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	108,007	134,036	166,936	207,557	272,799	315,909	351,169	528,534	569,607	673,876
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.49	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	111,206	77,610	64,098	75,380	86,023	79,356	86,974	111,142	179,383	124,664
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.49	$1.38	$1.25	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	140,272	120,416	134,773	165,113	209,710	201,988	230,224	337,162	632,917	517,244
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,622	11,793	6,435	670	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,364	6,706	5,881	1,188	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,708	25,942	24,241	35,598	43,773	24,171	12,021	5,181	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.09	$1.15	$1.04	$1.02	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70,815	68,473	68,517	86,814	113,542	81,580	78,409	21,256	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.31	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.31	$1.12	$1.23	$1.05	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815,921	911,713	1,084,786	1,220,902	1,345,925	1,475,624	1,431,347	446,881	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.28	$1.11	$1.19	$1.05	$1.03	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	584,874	652,652	746,660	843,569	932,397	993,340	1,003,801	297,687	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Accumulation unit value at end of period	$1.91	$1.70	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,278,689	1,365,614	1,420,407	1,484,111	1,527,964	1,543,741	1,584,772	1,702,393	1,710,156	1,372,850

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09
Accumulation unit value at end of period	$1.91	$1.71	$1.48	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,738,475	1,977,234	2,287,167	2,616,708	2,967,338	3,241,769	3,477,583	3,816,277	3,811,596	3,866,447
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.11	$1.86	$1.58	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	539,327	648,973	738,737	814,791	891,544	985,364	1,045,332	1,171,461	1,155,594	1,004,346
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.87	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.11	$1.87	$1.59	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	375,075	464,381	620,224	775,540	971,845	1,140,429	1,268,064	1,972,689	2,256,097	2,609,307
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.69	$1.53	$1.36	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	186,184	191,966	192,991	212,144	239,388	238,103	258,787	329,279	429,367	310,373
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.69	$1.53	$1.36	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	286,321	318,907	365,177	446,132	539,604	575,433	665,239	860,888	1,156,617	1,071,873
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.31	$1.22	$1.14	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	401	487	499	574	644	614	603	763	894	695
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$2.91	$2.52	$2.01	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	141	179	247	259	286	362	335	343	296	219
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.21	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01
Accumulation unit value at end of period	$2.56	$2.21	$1.76	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2,075	2,591	3,203	4,321	5,354	6,081	6,597	8,304	9,484	11,367
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17
Accumulation unit value at end of period	$1.64	$1.49	$1.27	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	216	290	327	301	298	280	213	234	145	82
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$2.02	$1.67	$1.33	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	611	594	631	649	651	859	722	598	408	382
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Accumulation unit value at end of period	$1.26	$1.32	$1.18	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	483	582	496	711	621	1,114	752	640	350	453
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29
Accumulation unit value at end of period	$3.46	$2.52	$2.10	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	85	96	96	105	122	135	128	166	154	120
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23
Accumulation unit value at end of period	$2.19	$2.12	$1.79	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	100	143	136	138	149	169	193	234	212	134
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$1.76	$2.06	$1.94	$1.56	$1.73	$1.71	$1.28	$1.14	$1.20
Accumulation unit value at end of period	$2.16	$2.09	$1.76	$2.06	$1.94	$1.56	$1.73	$1.71	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,197	2,473	2,992	3,476	4,254	4,967	5,542	6,596	7,960	9,513
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.23	$1.08	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,194	11,575	5,404	2,463	488	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.16	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,147	110,984	79,501	25,271	6,764	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.12	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,393	52,504	33,609	14,182	3,882	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$1.74	$2.13	$1.62	$1.65	$1.67	$1.76	$1.45	$1.20	$1.42
Accumulation unit value at end of period	$2.54	$2.24	$1.74	$2.13	$1.62	$1.65	$1.67	$1.76	$1.45	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7,183	8,872	10,786	12,339	14,367	16,539	18,169	20,183	21,094	24,125
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$3.06	$2.35	$2.41	$2.03	$1.80	$1.83	$1.76	$1.33	$1.11	$1.16
Accumulation unit value at end of period	$3.77	$3.06	$2.35	$2.41	$2.03	$1.80	$1.83	$1.76	$1.33	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5,461	6,422	7,872	9,389	11,577	13,474	15,273	17,494	18,923	21,342
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.41	$1.14	$1.12	$1.11	$1.18	$0.99	$0.88	$1.02
Accumulation unit value at end of period	$1.38	$1.32	$1.16	$1.41	$1.14	$1.12	$1.11	$1.18	$0.99	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2,948	3,292	3,458	3,946	4,474	5,345	5,063	5,763	7,030	7,768
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.94	$2.25	$2.45	$2.05	$1.84	$1.92	$1.75	$1.35	$1.18	$1.26
Accumulation unit value at end of period	$3.52	$2.94	$2.25	$2.45	$2.05	$1.84	$1.92	$1.75	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,313	1,646	2,119	2,789	3,121	3,666	4,010	4,561	4,859	5,638
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.34	$2.70	$2.69	$2.15	$2.02	$2.09	$2.15	$1.44	$1.35	$1.43
Accumulation unit value at end of period	$5.23	$3.34	$2.70	$2.69	$2.15	$2.02	$2.09	$2.15	$1.44	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,441	2,690	3,205	3,435	4,468	5,172	5,436	6,304	6,577	7,143
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.22	$1.08	$1.14	$1.06	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	455	444	355	505	500	537	596	258	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.15	$1.25	$1.10	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,278	3,267	1,985	1,825	1,643	1,676	1,226	791	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.08	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25
Accumulation unit value at end of period	$2.87	$2.08	$1.62	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	829	604	661	741	784	981	1,097	1,106	1,313	1,642
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$2.73	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04
Accumulation unit value at end of period	$2.77	$2.73	$2.23	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	7,604	8,662	9,611	10,497	12,411	15,071	17,244	20,041	23,312	28,840
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66
Accumulation unit value at end of period	$1.86	$1.84	$1.59	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	10,884	12,332	14,196	16,581	19,257	22,777	26,270	31,753	38,807	49,799
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21
Accumulation unit value at end of period	$5.34	$3.99	$3.00	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,180	6,613	5,624	4,590	3,072	2,941	1,377	589	267	93
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.71	$0.95	$0.80	$0.99	$1.01	$0.73	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,001	10,883	11,708	13,653	13,785	12,552	10,397	3,655	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.87	$1.47	$1.75	$1.35	$1.44	$1.44	$1.54	$1.27	$1.06	$1.21
Accumulation unit value at end of period	$2.33	$1.87	$1.47	$1.75	$1.35	$1.44	$1.44	$1.54	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,645	1,804	2,020	2,391	2,753	3,417	3,797	4,384	5,102	6,878
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.04	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34
Accumulation unit value at end of period	$2.54	$2.04	$1.61	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,138	3,262	3,984	4,566	5,027	5,982	6,783	7,794	8,843	10,596

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.47	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02
Accumulation unit value at end of period	$2.47	$2.47	$1.93	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,496	4,506	5,384	6,486	6,832	6,055	6,214	6,845	6,830	7,355
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.28	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05
Accumulation unit value at end of period	$4.86	$3.28	$2.46	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,566	2,517	2,688	2,417	2,436	3,222	3,475	3,871	4,871	5,322
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$3.85	$3.06	$3.40	$3.16	$2.64	$2.78	$2.48	$1.90	$1.67	$1.67
Accumulation unit value at end of period	$3.85	$3.85	$3.06	$3.40	$3.16	$2.64	$2.78	$2.48	$1.90	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	2,784	3,353	3,819	4,511	5,545	6,487	7,623	9,064	10,633	12,699
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42
Accumulation unit value at end of period	$3.22	$3.22	$2.56	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	15,482	16,561	18,256	20,496	22,042	23,479	26,320	29,234	31,529	36,454
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.43	$1.22	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	18,398	18,379	19,527	20,271	19,437	19,317	15,638	11,699	3,226	—
Calvert VP SRI Balanced Portfolio – Class I (5/1/2000)
Accumulation unit value at beginning of period	$2.07	$1.68	$1.74	$1.57	$1.47	$1.51	$1.39	$1.19	$1.09	$1.05
Accumulation unit value at end of period	$2.36	$2.07	$1.68	$1.74	$1.57	$1.47	$1.51	$1.39	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,827	2,901	3,039	3,259	3,625	4,176	5,003	5,639	6,095	6,505
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.94	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05
Accumulation unit value at end of period	$4.17	$2.94	$2.34	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	690	836	940	931	1,107	1,358	1,587	1,652	1,133	926
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.39	$1.97	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16
Accumulation unit value at end of period	$2.79	$2.39	$1.97	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	55,169	52,172	50,535	51,410	47,474	37,714	33,526	33,040	33,359	39,535
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.61	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,241	2,883	2,926	2,321	1,718	1,625	587	150	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.55	$2.11	$1.60	$1.78	$1.48	$1.38	$1.36	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,653	16,017	16,602	17,049	14,367	9,669	5,364	2,048	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21
Accumulation unit value at end of period	$3.69	$3.28	$2.66	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3,909	4,163	3,504	2,796	2,539	2,275	1,150	553	251	40
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.16	$1.75	$1.83	$1.49	$1.39	$1.40	$1.22	$0.92	$0.82	$0.79
Accumulation unit value at end of period	$2.44	$2.16	$1.75	$1.83	$1.49	$1.39	$1.40	$1.22	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	23,312	27,303	30,658	35,737	41,964	51,782	57,394	69,472	84,369	100,737
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21
Accumulation unit value at end of period	$2.43	$2.43	$1.99	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,792	9,923	8,812	8,410	7,265	5,599	4,707	3,248	1,392	844
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.35	$2.73	$2.93	$2.59	$2.30	$2.39	$2.20	$1.75	$1.55	$1.65
Accumulation unit value at end of period	$3.36	$3.35	$2.73	$2.93	$2.59	$2.30	$2.39	$2.20	$1.75	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	25,353	29,737	34,660	41,891	50,434	60,130	73,666	87,069	99,992	126,113
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,740	4,583	4,429	4,150	2,851	2,505	2,761	1,137	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22
Accumulation unit value at end of period	$1.93	$1.46	$1.13	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	14,110	12,868	12,286	9,779	5,901	5,314	5,297	3,910	1,839	1,102

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$3.16	$2.42	$3.12	$2.14	$2.06	$2.29	$2.36	$2.43	$2.03	$2.60
Accumulation unit value at end of period	$4.17	$3.16	$2.42	$3.12	$2.14	$2.06	$2.29	$2.36	$2.43	$2.03
Number of accumulation units outstanding at end of period (000 omitted)	5,729	6,978	8,092	9,346	10,207	12,958	15,636	18,677	22,279	27,455
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.04	$1.01	$0.92	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,606	3,693	3,604	3,467	3,187	2,791	2,668	2,699	2,020	1,190
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.70	$1.55	$1.65	$1.58	$1.61	$1.74	$1.74	$1.90	$1.81	$1.74
Accumulation unit value at end of period	$1.77	$1.70	$1.55	$1.65	$1.58	$1.61	$1.74	$1.74	$1.90	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	10,221	11,756	13,465	16,057	18,973	22,985	28,727	36,258	48,278	56,664
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	41,345	19,585	23,211	9,397	9,951	6,571	5,034	5,954	1,172	825
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.11	$1.11	$1.12	$1.14	$1.15	$1.16	$1.17	$1.18
Accumulation unit value at end of period	$1.11	$1.12	$1.11	$1.11	$1.11	$1.12	$1.14	$1.15	$1.16	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	30,531	21,564	25,622	24,661	32,195	35,229	39,251	50,331	61,799	82,185
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.83	$1.73	$1.50	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11,533	11,087	11,600	11,719	9,952	8,478	6,903	4,568	2,838	1,107
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.83	$2.45	$2.57	$2.44	$2.21	$2.25	$2.20	$2.09	$1.82	$1.74
Accumulation unit value at end of period	$2.99	$2.83	$2.45	$2.57	$2.44	$2.21	$2.25	$2.20	$2.09	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	14,359	17,789	20,685	26,601	31,732	38,674	48,391	55,214	64,192	73,576
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07
Accumulation unit value at end of period	$1.77	$1.69	$1.47	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,792	6,333	6,544	6,347	6,040	14,061	15,213	15,891	1,475	587
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.34	$2.03	$2.13	$2.02	$1.84	$1.88	$1.83	$1.76	$1.55	$1.47
Accumulation unit value at end of period	$2.45	$2.34	$2.03	$2.13	$2.02	$1.84	$1.88	$1.83	$1.76	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	9,738	11,719	13,469	17,897	20,741	17,356	20,662	24,731	32,890	34,819
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.44	$1.29	$1.20	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19,902	16,207	12,314	12,012	9,706	7,288	5,718	5,271	6,013	3,544
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.00	$1.85	$1.87	$1.82	$1.75	$1.77	$1.69	$1.75	$1.64	$1.56
Accumulation unit value at end of period	$2.23	$2.00	$1.85	$1.87	$1.82	$1.75	$1.77	$1.69	$1.75	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	41,615	41,926	43,497	53,881	61,794	71,097	85,500	107,141	156,667	174,738
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21
Accumulation unit value at end of period	$4.63	$3.48	$2.59	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,276	6,082	5,803	4,866	4,306	3,556	1,650	1,074	553	92
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.86	$1.39	$1.46	$1.15	$1.15	$1.06	$0.94	$0.73	$0.61	$0.64
Accumulation unit value at end of period	$2.48	$1.86	$1.39	$1.46	$1.15	$1.15	$1.06	$0.94	$0.73	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	16,319	18,555	21,823	25,535	29,899	37,899	37,413	44,063	51,318	60,544
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.48	$1.91	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91
Accumulation unit value at end of period	$2.90	$2.48	$1.91	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	61,708	61,001	54,565	48,132	42,843	40,321	37,322	38,404	40,265	46,053
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.20	$1.15	$1.08	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19,603	13,422	12,393	9,957	8,639	4,608	3,837	2,142	1,603	889
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,486	4,907	4,086	4,794	5,110	3,685	1,824	428	—	—

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27
Accumulation unit value at end of period	$3.48	$2.60	$1.95	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,513	3,093	2,784	2,228	1,875	1,603	682	384	92	91
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$3.11	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50
Accumulation unit value at end of period	$4.16	$3.11	$2.32	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3,779	4,466	5,328	6,234	7,139	8,696	9,107	10,976	13,009	16,901
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.76	$1.63	$1.32	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7,021	5,765	5,332	5,023	4,155	3,028	1,445	889	446	166
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.44	$1.16	$1.41	$1.12	$1.20	$1.15	$1.27	$1.05	$0.90	$1.04
Accumulation unit value at end of period	$1.56	$1.44	$1.16	$1.41	$1.12	$1.20	$1.15	$1.27	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	6,290	7,589	9,010	10,995	13,602	11,586	12,233	14,336	16,902	21,875
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.15	$2.98	$2.38	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,454	4,605	4,415	3,070	2,409	1,990	1,473	533	91	52
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.95	$2.35	$2.71	$2.26	$1.91	$2.03	$1.84	$1.35	$1.15	$1.18
Accumulation unit value at end of period	$3.12	$2.95	$2.35	$2.71	$2.26	$1.91	$2.03	$1.84	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,061	3,556	3,810	4,049	4,185	5,339	7,377	6,539	4,932	6,465
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.85	$2.69	$2.07	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,545	4,286	4,070	3,662	3,283	2,637	2,007	1,383	354	215
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.94	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37
Accumulation unit value at end of period	$3.13	$2.94	$2.26	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,689	3,280	4,038	5,079	6,115	7,691	9,450	10,346	11,045	14,817
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.68	$2.49	$2.14	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,022	1,791	1,945	1,625	1,524	1,310	964	564	193	81
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$3.45	$2.97	$3.43	$3.09	$2.74	$2.85	$2.72	$1.85	$1.59	$1.75
Accumulation unit value at end of period	$3.73	$3.45	$2.97	$3.43	$3.09	$2.74	$2.85	$2.72	$1.85	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	2,389	2,790	3,262	3,805	4,631	5,623	6,640	7,407	8,170	10,076
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.33	$1.26	$1.16	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	22,559	20,576	16,609	15,211	10,308	6,562	4,404	3,947	3,269	1,394
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.17	$1.13	$1.07	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5,563	3,890	3,382	3,466	3,503	2,879	2,039	1,116	1,594	1,177
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.51	$1.43	$1.42	$1.39	$1.37	$1.36	$1.30	$1.34	$1.33	$1.33
Accumulation unit value at end of period	$1.57	$1.51	$1.43	$1.42	$1.39	$1.37	$1.36	$1.30	$1.34	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	12,415	13,503	15,040	18,959	22,623	25,128	29,517	37,054	52,934	61,501
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01
Accumulation unit value at end of period	$0.46	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	5,065	5,845	7,020	8,451	10,055	12,146	14,175	17,008	21,622	25,966
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.14	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7,453	5,661	3,657	3,618	3,321	2,338	2,028	1,882	1,851	479
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.40	$1.30	$1.21	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5,950	5,017	4,610	3,836	2,688	1,994	1,633	1,568	1,542	739

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.56	$1.46	$1.48	$1.46	$1.36	$1.39	$1.30	$1.38	$1.32	$1.21
Accumulation unit value at end of period	$1.69	$1.56	$1.46	$1.48	$1.46	$1.36	$1.39	$1.30	$1.38	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	10,624	12,057	13,837	16,465	18,278	22,151	26,715	33,722	48,160	54,821
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.85	$1.97	$1.58	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,332	5,255	4,946	5,029	4,541	3,923	2,953	2,042	906	442
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.20	$1.04	$1.25	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,229	7,652	6,698	4,862	1,660	931	646	90	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.76	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.30	$1.76	$1.35	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,253	14,572	17,158	20,856	24,225	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.69	$3.60	$2.77	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,073	3,785	3,496	2,839	1,651	853	660	432	162	101
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23
Accumulation unit value at end of period	$4.58	$3.38	$2.58	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,517	1,354	1,344	1,100	1,022	761	406	298	177	51
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.88	$2.81	$2.19	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,211	8,520	7,357	6,873	4,997	3,384	2,363	1,292	425	287
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24
Accumulation unit value at end of period	$5.70	$3.28	$2.61	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,211	1,750	1,440	1,068	1,056	1,232	860	771	700	442
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.49	$2.45	$1.96	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,169	3,615	3,132	2,268	1,596	1,375	1,418	1,032	618	230
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.07	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7,668	3,939	2,628	2,428	2,176	1,011	575	549	756	268
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.20	$2.99	$2.36	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6,153	5,975	5,746	4,921	3,322	1,963	1,157	857	588	340
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.39	$2.68	$3.00	$2.62	$2.19	$2.21	$1.99	$1.48	$1.28	$1.38
Accumulation unit value at end of period	$3.63	$3.39	$2.68	$3.00	$2.62	$2.19	$2.21	$1.99	$1.48	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,329	2,810	2,851	2,586	2,352	1,888	1,747	2,014	2,101	2,436
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$0.99	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	20,552	10,306	9,648	6,939	5,700	2,506	1,014	613	308	172
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.81	$3.03	$2.15	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,014	3,037	2,949	2,817	2,339	2,001	1,080	663	328	156
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	$0.94	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	4,157	4,619	4,853	6,013	6,466	7,133	7,736	6,629	2,284	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15
Accumulation unit value at end of period	$1.47	$1.45	$1.37	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	13,466	19,358	27,483	27,273	32,151	38,705	50,073	65,553	50,815	55,759

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06
Accumulation unit value at end of period	$3.33	$2.58	$1.99	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	45,857	48,944	50,290	52,141	55,327	63,576	70,307	76,647	84,137	102,175
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$2.64	$2.05	$2.28	$1.97	$1.71	$1.77	$1.62	$1.23	$1.05	$1.04
Accumulation unit value at end of period	$2.82	$2.64	$2.05	$2.28	$1.97	$1.71	$1.77	$1.62	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,441	6,073	6,697	8,069	9,445	11,131	13,602	16,171	19,404	23,702
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.85	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14
Accumulation unit value at end of period	$3.04	$2.85	$2.22	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,006	10,441	12,279	14,832	17,454	20,243	23,702	28,446	32,761	38,733
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$7.18	$5.88	$6.95	$5.82	$5.24	$5.37	$5.10	$3.79	$3.33	$3.77
Accumulation unit value at end of period	$8.40	$7.18	$5.88	$6.95	$5.82	$5.24	$5.37	$5.10	$3.79	$3.33
Number of accumulation units outstanding at end of period (000 omitted)	3,466	3,964	4,649	5,338	6,198	7,300	8,686	10,285	12,401	16,339
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46
Accumulation unit value at end of period	$5.39	$4.62	$3.79	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	18,480	20,850	22,801	24,758	27,539	31,976	37,014	43,257	50,560	63,182
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.83	$1.45	$1.71	$1.33	$1.42	$1.38	$1.52	$1.18	$0.98	$1.20
Accumulation unit value at end of period	$2.09	$1.83	$1.45	$1.71	$1.33	$1.42	$1.38	$1.52	$1.18	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,200	2,491	2,734	3,342	3,648	4,437	4,851	5,705	7,128	9,288
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.19	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46
Accumulation unit value at end of period	$2.51	$2.19	$1.74	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,260	6,063	7,036	7,808	8,651	10,509	11,977	14,012	16,360	20,346
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.07	$1.11	$1.05	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,605	43,673	35,920	30,762	19,832	14,724	10,509	2,729	—	—
Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$3.33	$2.74	$2.97	$2.72	$2.73	$2.74	$2.40	$2.37	$1.88	$2.01
Accumulation unit value at end of period	$3.12	$3.33	$2.74	$2.97	$2.72	$2.73	$2.74	$2.40	$2.37	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	5,770	6,800	7,625	9,228	11,174	13,307	15,352	17,380	18,941	21,820
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.37	$1.19	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,910	13,784	12,559	12,704	11,610	11,688	12,796	4,629	—	—
Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31
Accumulation unit value at end of period	$2.35	$2.50	$2.06	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8,428	9,951	10,663	12,378	13,740	15,352	17,372	20,113	22,778	27,767
Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$5.30	$4.24	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52
Accumulation unit value at end of period	$5.52	$5.30	$4.24	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	6,614	7,253	7,430	7,861	8,759	9,355	11,090	12,772	14,443	18,246
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$5.68	$4.36	$4.92	$4.47	$3.97	$4.41	$3.92	$2.98	$2.54	$2.74
Accumulation unit value at end of period	$6.10	$5.68	$4.36	$4.92	$4.47	$3.97	$4.41	$3.92	$2.98	$2.54
Number of accumulation units outstanding at end of period (000 omitted)	6,260	7,380	8,509	10,084	12,162	15,170	18,356	22,012	26,253	33,368
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,229	2,877	2,517	1,992	1,788	1,401	382	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$3.97	$3.21	$3.55	$3.21	$2.63	$2.71	$2.56	$1.90	$1.70	$1.71
Accumulation unit value at end of period	$4.27	$3.97	$3.21	$3.55	$3.21	$2.63	$2.71	$2.56	$1.90	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	530	583	598	705	819	974	1,131	1,370	1,617	2,042
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.64	$2.13	$2.29	$1.86	$1.70	$1.71	$1.49	$1.09	$0.96	$0.93
Accumulation unit value at end of period	$3.07	$2.64	$2.13	$2.29	$1.86	$1.70	$1.71	$1.49	$1.09	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	10,918	12,764	14,541	16,623	19,473	23,888	27,852	32,151	38,124	45,869

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,000	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,471	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.15	$2.42	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49
Accumulation unit value at end of period	$3.97	$3.15	$2.42	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	11,741	12,511	12,618	12,158	11,402	12,573	12,255	13,330	14,055	16,697
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41
Accumulation unit value at end of period	$1.78	$1.74	$1.59	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	30,222	34,746	39,910	48,596	56,033	71,089	87,326	106,841	136,644	159,925
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.31	$2.65	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41
Accumulation unit value at end of period	$3.92	$3.31	$2.65	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	8,633	8,376	8,961	8,737	8,661	9,200	8,752	8,651	8,534	9,937
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.48	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.50	$2.48	$1.83	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	1,667	1,875	2,100	2,454	2,871	3,396	4,080	4,650	5,741	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.42	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	4,223	5,195	6,126	7,321	8,453	10,774	12,892	17,219	21,813	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.08	$1.17	$1.08	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,481	9,564	9,892	10,957	10,172	8,537	7,340	4,139	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.73	$2.20	$2.54	$2.18	$1.88	$2.03	$1.87	$1.39	$1.18	$1.22
Accumulation unit value at end of period	$2.67	$2.73	$2.20	$2.54	$2.18	$1.88	$2.03	$1.87	$1.39	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7,843	9,144	10,824	13,154	16,100	20,412	24,290	30,112	35,922	43,939
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.19	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.18	$2.19	$1.77	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,699	3,628	4,043	5,566	6,426	5,126	5,516	5,509	4,566	4,289
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.81	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05
Accumulation unit value at end of period	$3.18	$2.81	$2.14	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,611	2,647	3,002	3,667	4,546	6,813	5,708	5,335	4,583	4,633
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.08	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38
Accumulation unit value at end of period	$2.34	$2.08	$1.63	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	6,273	7,359	8,808	11,096	13,294	15,354	15,999	15,539	17,045	20,480
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$2.27	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87
Accumulation unit value at end of period	$3.28	$2.27	$1.68	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	3,014	2,901	3,299	3,600	4,250	5,647	6,136	7,262	8,097	9,279
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.31	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,343	3,463	3,665	3,818	5,182	7,482	8,642	5,339	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,740	17,349	9,865	—	—	—	—	—	—	—
Janus Henderson VIT Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$2.20	$1.65	$1.67	$1.33	$1.20	$1.16	$1.05	$0.80	$0.69	$0.71
Accumulation unit value at end of period	$2.60	$2.20	$1.65	$1.67	$1.33	$1.20	$1.16	$1.05	$0.80	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	2,290	2,723	3,120	3,318	3,479	3,910	4,202	4,877	5,538	6,760

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.02	$1.05	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,484	16,524	14,892	16,421	16,815	12,008	5,319	1,772	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$2.02	$1.41	$1.41	$0.98	$0.87	$0.84	$0.78	$0.58	$0.49	$0.54
Accumulation unit value at end of period	$3.02	$2.02	$1.41	$1.41	$0.98	$0.87	$0.84	$0.78	$0.58	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	4,629	4,796	5,213	5,998	6,645	7,403	7,502	8,912	10,178	12,352
Janus Henderson VIT Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.48	$1.18	$1.40	$1.08	$1.17	$1.29	$1.49	$1.31	$1.17	$1.75
Accumulation unit value at end of period	$1.70	$1.48	$1.18	$1.40	$1.08	$1.17	$1.29	$1.49	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,906	5,720	6,534	7,624	8,888	10,549	12,453	15,967	20,796	28,873
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.35	$2.55	$1.91	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	4,965	5,029	5,388	5,586	6,279	7,362	7,359	9,102	10,929	13,639
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.49	$1.27	$1.38	$1.15	$1.13	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,539	3,889	3,646	2,938	2,834	3,086	2,470	1,416	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.79	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.17	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,234	9,662	11,070	12,864	15,670	18,780	—	—	—	—
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$3.13	$2.24	$2.30	$1.84	$1.71	$1.76	$1.92	$1.37	$1.15	$1.29
Accumulation unit value at end of period	$4.52	$3.13	$2.24	$2.30	$1.84	$1.71	$1.76	$1.92	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,893	4,130	4,380	5,070	5,967	7,470	9,073	12,730	14,561	18,476
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03
Accumulation unit value at end of period	$4.34	$4.14	$3.35	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	10,301	11,400	11,893	13,841	15,339	17,604	21,703	22,161	24,763	28,483
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29
Accumulation unit value at end of period	$7.66	$3.07	$2.21	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5,881	5,148	4,517	3,608	3,758	4,823	5,706	6,523	7,547	11,091
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04
Accumulation unit value at end of period	$1.33	$1.57	$1.34	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,791	3,675	4,443	5,766	7,037	8,633	9,869	11,018	11,521	13,857
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91
Accumulation unit value at end of period	$1.48	$1.33	$1.05	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,379	1,670	2,137	2,678	2,865	3,296	3,552	3,805	3,744	4,654
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19
Accumulation unit value at end of period	$3.18	$2.69	$2.16	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,734	1,641	1,500	1,194	663	545	484	362	191	137
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,476	1,329	1,181	1,066	1,043	1,028	390	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25
Accumulation unit value at end of period	$1.77	$1.66	$1.50	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	9,347	11,304	12,577	14,975	16,963	21,291	30,891	40,275	51,223	49,462
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.05	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,190	1,143	1,023	938	1,206	1,023	1,373	1,076	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.10	$1.02	$1.04	$1.00	$0.99	$1.00	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,045	14,655	10,862	8,970	5,911	4,281	3,259	2,683	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$3.23	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13
Accumulation unit value at end of period	$3.72	$3.23	$2.50	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,010	2,216	2,712	3,160	3,689	4,933	4,272	4,170	4,303	5,005
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.80	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29
Accumulation unit value at end of period	$1.99	$1.80	$1.45	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,912	2,169	2,654	3,226	3,660	4,323	4,355	4,853	5,772	7,324
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.32	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13
Accumulation unit value at end of period	$4.24	$3.32	$2.46	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,099	3,726	4,052	4,245	4,766	5,636	6,247	6,713	7,461	9,245
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.69	$3.96	$4.40	$4.22	$3.56	$4.11	$4.30	$3.59	$3.37	$3.87
Accumulation unit value at end of period	$5.76	$4.69	$3.96	$4.40	$4.22	$3.56	$4.11	$4.30	$3.59	$3.37
Number of accumulation units outstanding at end of period (000 omitted)	919	1,035	1,215	1,438	1,765	2,098	2,559	3,219	4,108	5,376
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.96	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,973	12,203	12,794	12,265	9,937	10,469	9,367	5,007	—	—
Third Avenue VST FFI Strategies Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.33	$2.99	$3.79	$3.37	$3.03	$3.35	$3.24	$2.75	$2.18	$2.80
Accumulation unit value at end of period	$3.22	$3.33	$2.99	$3.79	$3.37	$3.03	$3.35	$3.24	$2.75	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	1,164	1,355	1,631	1,984	2,257	2,720	3,329	4,084	4,999	6,239
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.00	$0.72	$0.87	$0.79	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,350	3,480	3,448	3,826	3,808	2,337	1,658	856	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.29	$2.01	$1.67	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	119,032	130,387	152,982	169,477	176,564	194,758	199,324	205,762	177,549	153,074
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.01	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.29	$2.01	$1.67	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	18,836	21,751	25,064	31,478	37,085	47,381	54,255	80,004	87,969	109,521
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.48	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	134,376	91,936	78,912	91,597	101,651	94,924	100,672	134,759	211,589	152,207
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05
Accumulation unit value at end of period	$1.47	$1.36	$1.24	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	28,100	27,564	31,020	39,141	50,251	56,974	65,491	91,676	146,041	137,636
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.12	$0.97	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128,879	108,282	62,630	10,418	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138,539	98,291	46,893	4,550	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.08	$1.12	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362,890	239,126	190,637	196,362	173,746	84,219	47,213	23,356	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.27	$1.12	$1.18	$1.08	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	624,508	589,254	551,934	559,214	545,537	342,067	214,158	98,193	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.42	$1.21	$1.32	$1.14	$1.11	$1.16	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,558,162	4,413,827	4,142,751	3,565,618	3,079,934	2,461,500	1,530,962	541,712	—	—

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—
Accumulation unit value at end of period	$1.58	$1.44	$1.25	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,471,498	5,604,543	5,611,465	5,348,661	5,069,930	4,166,843	3,245,376	2,279,309	956,051	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.89	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,229,252	1,213,328	1,174,752	1,240,606	1,265,648	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.89	$1.69	$1.47	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	218,576	252,813	294,255	352,246	428,255	534,847	628,237	704,894	756,580	839,441
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.08	$1.85	$1.57	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	431,206	472,312	543,398	606,530	641,719	690,999	712,898	755,350	671,792	586,675
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.09	$1.85	$1.57	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	85,164	100,907	122,007	143,369	171,087	217,245	254,402	336,824	380,336	451,744
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.67	$1.52	$1.35	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	264,814	253,836	242,612	272,779	289,627	299,356	321,778	370,454	457,930	335,257
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07
Accumulation unit value at end of period	$1.67	$1.52	$1.35	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	65,678	74,013	82,017	99,579	122,688	154,486	187,724	235,162	314,235	323,133
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.29	$1.21	$1.13	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5,433	3,834	2,778	2,599	2,406	1,400	742	762	1,027	678
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16
Accumulation unit value at end of period	$2.88	$2.49	$1.99	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,193	1,318	1,350	1,336	1,169	1,232	773	655	445	380
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.11	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97
Accumulation unit value at end of period	$2.44	$2.11	$1.69	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1,688	2,060	2,573	3,150	3,677	4,538	5,373	6,310	7,221	9,394
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17
Accumulation unit value at end of period	$1.62	$1.47	$1.26	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,004	1,845	1,730	1,736	1,619	1,813	987	635	123	59
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$2.00	$1.65	$1.32	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,565	8,505	8,887	7,807	5,794	5,380	2,748	1,496	533	369
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18
Accumulation unit value at end of period	$1.24	$1.31	$1.17	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	6,114	6,382	5,672	4,438	3,209	3,315	1,719	1,071	459	359
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29
Accumulation unit value at end of period	$3.42	$2.50	$2.08	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,612	1,617	1,432	1,098	976	1,055	765	536	295	193
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23
Accumulation unit value at end of period	$2.16	$2.10	$1.77	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,747	1,701	1,667	1,509	1,159	976	838	748	447	224
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$3.47	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01
Accumulation unit value at end of period	$3.58	$3.47	$2.93	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	4,177	4,688	5,226	6,360	7,636	9,211	11,003	13,581	16,925	21,324

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163,734	121,321	76,924	46,011	5,179	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,693,115	1,413,115	921,056	515,181	92,936	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	982,936	871,453	630,876	379,986	48,868	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.99	$3.10	$3.81	$2.89	$2.96	$2.98	$3.15	$2.60	$2.16	$2.55
Accumulation unit value at end of period	$4.53	$3.99	$3.10	$3.81	$2.89	$2.96	$2.98	$3.15	$2.60	$2.16
Number of accumulation units outstanding at end of period (000 omitted)	9,125	11,097	13,040	14,860	16,879	20,631	23,709	27,965	32,328	41,066
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$5.20	$4.01	$4.10	$3.47	$3.08	$3.13	$3.01	$2.27	$1.91	$2.00
Accumulation unit value at end of period	$6.40	$5.20	$4.01	$4.10	$3.47	$3.08	$3.13	$3.01	$2.27	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	11,060	13,076	15,269	17,899	20,983	25,786	30,286	36,897	43,824	54,608
Wells Fargo VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.71	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21
Accumulation unit value at end of period	$3.12	$2.71	$2.27	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,728	2,960	3,272	3,758	4,428	4,780	5,281	6,211	7,204	8,819
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.78	$1.55	$1.90	$1.54	$1.50	$1.49	$1.59	$1.34	$1.20	$1.39
Accumulation unit value at end of period	$1.85	$1.78	$1.55	$1.90	$1.54	$1.50	$1.49	$1.59	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,112	4,957	5,463	5,939	5,786	7,081	6,905	7,648	9,560	12,050
Wells Fargo VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51
Accumulation unit value at end of period	$4.20	$3.50	$2.69	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	3,636	3,890	4,410	5,087	5,903	6,749	7,586	9,027	10,721	13,842
Wells Fargo VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45
Accumulation unit value at end of period	$5.26	$3.37	$2.72	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	7,471	7,614	7,939	7,126	7,160	7,984	7,461	8,750	10,201	12,890
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,733	3,661	3,597	3,339	2,430	2,464	1,908	770	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.14	$1.25	$1.10	$1.08	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	29	30	42	60	110	93	70	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.07	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25
Accumulation unit value at end of period	$2.84	$2.07	$1.61	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	151	104	102	91	93	138	144	201	280	378
AB VPS Growth and Income Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$2.95	$2.41	$2.58	$2.20	$2.00	$1.99	$1.84	$1.38	$1.19	$1.13
Accumulation unit value at end of period	$2.99	$2.95	$2.41	$2.58	$2.20	$2.00	$1.99	$1.84	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,725	1,731	1,872	2,021	2,430	2,900	3,035	3,346	3,991	4,844
AB VPS International Value Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.64	$2.15	$1.74	$1.77	$1.75	$1.89	$1.55	$1.37	$1.72
Accumulation unit value at end of period	$1.92	$1.90	$1.64	$2.15	$1.74	$1.77	$1.75	$1.89	$1.55	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	3,463	3,837	4,214	4,387	4,954	5,517	6,013	6,771	8,028	9,932
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.70	$0.95	$0.80	$0.99	$1.01	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	1,044	1,404	1,690	2,003	2,100	1,590	374	—	—

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century VP International, Class II (2/13/2002)
Accumulation unit value at beginning of period	$2.34	$1.85	$2.20	$1.70	$1.82	$1.83	$1.95	$1.61	$1.35	$1.55
Accumulation unit value at end of period	$2.91	$2.34	$1.85	$2.20	$1.70	$1.82	$1.83	$1.95	$1.61	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,096	1,150	1,338	1,347	1,459	1,716	1,844	2,059	2,211	2,794
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.45	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02
Accumulation unit value at end of period	$2.45	$2.45	$1.92	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	901	1,082	1,348	1,362	1,219	1,088	1,099	1,161	1,069	1,093
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.26	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05
Accumulation unit value at end of period	$4.82	$3.26	$2.45	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	882	806	824	817	937	1,011	1,050	1,137	1,320	1,442
American Century VP Value, Class II (2/13/2002)
Accumulation unit value at beginning of period	$3.18	$2.53	$2.82	$2.62	$2.20	$2.32	$2.07	$1.59	$1.40	$1.41
Accumulation unit value at end of period	$3.18	$3.18	$2.53	$2.82	$2.62	$2.20	$2.32	$2.07	$1.59	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	2,444	2,865	3,249	3,783	4,384	5,033	5,533	6,277	7,263	8,740
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	$1.00	—
Accumulation unit value at end of period	$1.70	$1.42	$1.22	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,593	1,836	2,256	2,405	2,321	3,110	2,874	1,890	446	—
Calvert VP SRI Balanced Portfolio – Class I (2/13/2002)
Accumulation unit value at beginning of period	$2.34	$1.90	$1.97	$1.78	$1.66	$1.72	$1.58	$1.35	$1.24	$1.20
Accumulation unit value at end of period	$2.67	$2.34	$1.90	$1.97	$1.78	$1.66	$1.72	$1.58	$1.35	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	868	862	885	905	1,073	1,304	1,369	1,365	1,338	1,430
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.92	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05
Accumulation unit value at end of period	$4.15	$2.92	$2.33	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	282	326	317	221	232	280	339	361	311	307
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.65	$2.18	$2.34	$2.07	$1.96	$1.95	$1.79	$1.48	$1.31	$1.29
Accumulation unit value at end of period	$3.09	$2.65	$2.18	$2.34	$2.07	$1.96	$1.95	$1.79	$1.48	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	6,634	6,406	6,668	8,064	8,286	6,576	5,789	4,776	4,618	5,115
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	248	241	176	110	115	29	22	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.10	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.54	$2.10	$1.60	$1.78	$1.48	$1.38	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,183	1,267	1,626	1,919	1,534	1,040	404	217	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.73	$2.22	$2.33	$1.89	$1.77	$1.77	$1.55	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$3.09	$2.73	$2.22	$2.33	$1.89	$1.77	$1.77	$1.55	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,814	3,091	3,281	3,586	3,954	4,812	5,207	6,899	8,622	10,274
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.39	$2.76	$2.97	$2.62	$2.33	$2.42	$2.23	$1.77	$1.57	$1.67
Accumulation unit value at end of period	$3.39	$3.39	$2.76	$2.97	$2.62	$2.33	$2.42	$2.23	$1.77	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	6,778	7,551	8,554	9,993	11,435	12,774	14,735	16,712	18,169	22,186
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.99	$1.08	$0.98	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	206	320	407	356	383	346	199	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$4.19	$3.22	$4.15	$2.85	$2.74	$3.04	$3.14	$3.23	$2.71	$3.46
Accumulation unit value at end of period	$5.53	$4.19	$3.22	$4.15	$2.85	$2.74	$3.04	$3.14	$3.23	$2.71
Number of accumulation units outstanding at end of period (000 omitted)	1,392	1,737	2,009	2,029	2,295	2,686	2,859	3,421	3,741	4,202
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.50	$1.60	$1.53	$1.57	$1.69	$1.69	$1.85	$1.75	$1.69
Accumulation unit value at end of period	$1.71	$1.65	$1.50	$1.60	$1.53	$1.57	$1.69	$1.69	$1.85	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	1,854	1,904	2,065	2,421	2,723	3,223	3,824	5,125	7,311	8,322
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.01	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08
Accumulation unit value at end of period	$1.01	$1.02	$1.01	$1.01	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,269	3,374	3,985	4,379	5,158	5,596	7,166	7,544	9,286	10,407

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.00	$2.60	$2.73	$2.59	$2.35	$2.40	$2.34	$2.22	$1.94	$1.85
Accumulation unit value at end of period	$3.17	$3.00	$2.60	$2.73	$2.59	$2.35	$2.40	$2.34	$2.22	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	2,398	2,695	3,091	3,589	4,090	4,653	5,206	5,972	6,844	7,401
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.32	$2.02	$2.12	$2.01	$1.83	$1.87	$1.82	$1.75	$1.54	$1.46
Accumulation unit value at end of period	$2.43	$2.32	$2.02	$2.12	$2.01	$1.83	$1.87	$1.82	$1.75	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	2,478	2,819	3,163	4,182	4,617	3,142	3,632	4,373	5,473	5,360
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.62	$1.63	$1.59	$1.53	$1.55	$1.48	$1.53	$1.44	$1.36
Accumulation unit value at end of period	$1.95	$1.75	$1.62	$1.63	$1.59	$1.53	$1.55	$1.48	$1.53	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	7,943	7,522	7,605	8,439	10,178	11,475	13,295	16,830	23,880	26,268
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.00	$2.23	$2.35	$1.86	$1.85	$1.72	$1.52	$1.18	$0.99	$1.03
Accumulation unit value at end of period	$4.00	$3.00	$2.23	$2.35	$1.86	$1.85	$1.72	$1.52	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,831	2,000	2,327	2,568	3,023	3,711	3,522	4,171	4,822	5,957
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.25	$2.50	$2.66	$2.21	$2.00	$2.01	$1.79	$1.37	$1.20	$1.19
Accumulation unit value at end of period	$3.79	$3.25	$2.50	$2.66	$2.21	$2.00	$2.01	$1.79	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,969	4,342	4,933	5,208	4,937	4,390	4,164	4,282	4,258	5,018
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.95	$0.96	$0.95	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$1.01	$0.95	$0.96	$0.95	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,095	692	746	969	724	213	182	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.03	$1.10	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	266	271	655	793	973	721	269	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.19	$2.39	$2.53	$2.08	$2.06	$1.97	$1.86	$1.43	$1.30	$1.55
Accumulation unit value at end of period	$4.27	$3.19	$2.39	$2.53	$2.08	$2.06	$1.97	$1.86	$1.43	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	644	593	612	647	702	804	801	935	1,050	1,366
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.25	$1.82	$2.20	$1.75	$1.88	$1.81	$1.99	$1.65	$1.42	$1.63
Accumulation unit value at end of period	$2.43	$2.25	$1.82	$2.20	$1.75	$1.88	$1.81	$1.99	$1.65	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	739	990	1,159	1,330	1,680	1,132	1,217	1,526	1,780	2,246
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.93	$2.34	$2.69	$2.25	$1.90	$2.02	$1.83	$1.34	$1.14	$1.17
Accumulation unit value at end of period	$3.10	$2.93	$2.34	$2.69	$2.25	$1.90	$2.02	$1.83	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	472	608	681	627	573	652	871	851	801	699
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.92	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36
Accumulation unit value at end of period	$3.10	$2.92	$2.24	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	700	779	896	1,013	1,259	1,487	1,675	1,944	2,080	2,719
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.31	$2.84	$3.29	$2.96	$2.62	$2.74	$2.61	$1.78	$1.52	$1.68
Accumulation unit value at end of period	$3.57	$3.31	$2.84	$3.29	$2.96	$2.62	$2.74	$2.61	$1.78	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	473	572	667	745	827	871	892	961	1,027	1,185
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.24	$1.21	$1.19	$1.19	$1.13	$1.17	$1.16	$1.16
Accumulation unit value at end of period	$1.37	$1.31	$1.24	$1.24	$1.21	$1.19	$1.19	$1.13	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,296	2,179	2,108	2,692	3,202	3,404	3,842	5,201	7,912	8,324
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01
Accumulation unit value at end of period	$0.46	$0.47	$0.45	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	2,254	2,753	2,820	2,987	3,289	3,525	3,914	4,636	5,119	5,777
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.55	$1.45	$1.48	$1.45	$1.35	$1.39	$1.29	$1.38	$1.32	$1.21
Accumulation unit value at end of period	$1.68	$1.55	$1.45	$1.48	$1.45	$1.35	$1.39	$1.29	$1.38	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	2,199	2,339	2,867	3,179	3,465	4,007	4,466	5,975	8,690	9,442
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.19	$1.03	$1.25	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	311	310	359	160	141	158	104	—	—

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.75	$1.35	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.29	$1.75	$1.35	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,363	3,560	4,013	4,390	5,017	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.37	$2.66	$2.98	$2.60	$2.18	$2.20	$1.98	$1.47	$1.27	$1.37
Accumulation unit value at end of period	$3.60	$3.37	$2.66	$2.98	$2.60	$2.18	$2.20	$1.98	$1.47	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	870	913	876	734	631	410	383	387	366	389
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,401	591	558	392	417	130	66	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	383	399	422	441	473	517	687	764	129	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15
Accumulation unit value at end of period	$1.46	$1.44	$1.36	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,902	4,130	5,174	5,279	6,150	7,568	9,885	12,781	9,306	9,353
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.57	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05
Accumulation unit value at end of period	$3.31	$2.57	$1.97	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,422	6,965	8,107	8,983	10,468	12,734	13,520	14,816	16,958	19,991
Fidelity® VIP Growth & Income Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.94	$2.29	$2.55	$2.21	$1.92	$1.99	$1.83	$1.38	$1.18	$1.18
Accumulation unit value at end of period	$3.13	$2.94	$2.29	$2.55	$2.21	$1.92	$1.99	$1.83	$1.38	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,630	2,873	3,201	3,542	4,197	4,676	4,940	5,645	6,449	7,478
Fidelity® VIP Mid Cap Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$4.45	$3.65	$4.32	$3.62	$3.27	$3.36	$3.20	$2.38	$2.10	$2.37
Accumulation unit value at end of period	$5.19	$4.45	$3.65	$4.32	$3.62	$3.27	$3.36	$3.20	$2.38	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	4,294	4,927	5,668	6,479	7,574	8,870	9,929	11,367	13,281	16,089
Fidelity® VIP Overseas Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.42	$1.92	$2.28	$1.77	$1.89	$1.85	$2.03	$1.58	$1.32	$1.62
Accumulation unit value at end of period	$2.76	$2.42	$1.92	$2.28	$1.77	$1.89	$1.85	$2.03	$1.58	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1,237	1,385	1,631	1,804	1,967	2,285	2,283	2,343	2,581	3,352
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,765	4,753	4,637	4,074	2,482	1,950	1,584	788	—	—
Franklin Global Real Estate VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.47	$2.04	$2.21	$2.02	$2.03	$2.04	$1.79	$1.77	$1.40	$1.50
Accumulation unit value at end of period	$2.31	$2.47	$2.04	$2.21	$2.02	$2.03	$2.04	$1.79	$1.77	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,834	1,996	2,260	2,634	3,045	3,512	3,826	4,216	4,470	5,048
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	615	829	773	822	962	1,225	1,385	386	—	—
Franklin Mutual Shares VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.62	$2.15	$2.39	$2.23	$1.94	$2.06	$1.95	$1.53	$1.35	$1.38
Accumulation unit value at end of period	$2.46	$2.62	$2.15	$2.39	$2.23	$1.94	$2.06	$1.95	$1.53	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,817	2,341	2,583	3,195	3,420	3,942	4,517	4,931	5,753	6,986
Franklin Small Cap Value VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$4.00	$3.20	$3.71	$3.39	$2.63	$2.87	$2.88	$2.13	$1.82	$1.91
Accumulation unit value at end of period	$4.17	$4.00	$3.20	$3.71	$3.39	$2.63	$2.87	$2.88	$2.13	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	1,430	1,586	1,688	1,862	2,180	2,528	2,874	3,323	3,649	4,671
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$4.17	$3.20	$3.61	$3.28	$2.92	$3.24	$2.89	$2.19	$1.87	$2.02
Accumulation unit value at end of period	$4.47	$4.17	$3.20	$3.61	$3.28	$2.92	$3.24	$2.89	$2.19	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	2,144	2,451	2,811	3,263	3,750	4,433	4,887	5,598	6,580	8,180
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.87	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	184	151	48	32	32	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.16	$2.55	$2.75	$2.23	$2.04	$2.06	$1.79	$1.31	$1.16	$1.12
Accumulation unit value at end of period	$3.68	$3.16	$2.55	$2.75	$2.23	$2.04	$2.06	$1.79	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,745	1,930	2,203	2,428	2,749	3,039	3,338	4,261	5,395	6,563
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	547	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	714	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.12	$2.40	$2.80	$2.07	$2.10	$2.04	$2.02	$1.61	$1.34	$1.48
Accumulation unit value at end of period	$3.94	$3.12	$2.40	$2.80	$2.07	$2.10	$2.04	$2.02	$1.61	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,020	2,313	2,628	2,822	3,106	3,714	3,764	3,950	4,070	4,886
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.73	$1.58	$1.67	$1.59	$1.51	$1.57	$1.55	$1.57	$1.40	$1.40
Accumulation unit value at end of period	$1.77	$1.73	$1.58	$1.67	$1.59	$1.51	$1.57	$1.55	$1.57	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	5,747	6,752	7,785	9,144	10,655	13,183	15,468	19,656	26,208	29,094
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.28	$2.63	$2.97	$2.63	$2.26	$2.43	$2.20	$1.58	$1.36	$1.40
Accumulation unit value at end of period	$3.89	$3.28	$2.63	$2.97	$2.63	$2.26	$2.43	$2.20	$1.58	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1,332	1,481	1,604	1,970	2,161	2,389	2,381	2,574	2,696	3,482
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.41	$2.43	$1.80	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	1,210	1,475	1,702	1,962	2,420	2,813	3,142	4,596	6,164	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.23	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,146	1,550	1,824	2,192	2,155	2,638	2,741	2,115	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.71	$2.19	$2.52	$2.17	$1.87	$2.01	$1.87	$1.39	$1.18	$1.22
Accumulation unit value at end of period	$2.65	$2.71	$2.19	$2.52	$2.17	$1.87	$2.01	$1.87	$1.39	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,927	4,501	5,160	5,761	6,578	7,637	8,390	10,384	12,690	15,566
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.19	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00
Accumulation unit value at end of period	$2.17	$2.19	$1.76	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,375	1,593	1,814	2,214	2,201	1,539	1,124	1,111	1,020	1,155
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.79	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04
Accumulation unit value at end of period	$3.15	$2.79	$2.13	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	862	864	938	890	1,000	1,452	1,156	1,042	843	789
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.06	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37
Accumulation unit value at end of period	$2.32	$2.06	$1.62	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	978	1,208	1,554	1,863	2,003	2,625	2,402	2,225	2,584	2,863
Invesco V.I. Technology Fund, Series I Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.64	$1.96	$1.99	$1.49	$1.51	$1.43	$1.30	$1.05	$0.95	$1.01
Accumulation unit value at end of period	$3.82	$2.64	$1.96	$1.99	$1.49	$1.51	$1.43	$1.30	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,118	1,160	1,264	1,309	1,477	1,633	1,629	1,648	1,876	2,296
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.30	$1.08	$1.16	$0.99	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	474	503	527	706	1,203	1,413	614	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,779	3,792	1,834	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,414	1,141	1,338	1,162	1,502	1,464	698	329	—	—

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$5.14	$3.58	$3.59	$2.50	$2.22	$2.14	$1.98	$1.48	$1.25	$1.38
Accumulation unit value at end of period	$7.67	$5.14	$3.58	$3.59	$2.50	$2.22	$2.14	$1.98	$1.48	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	129	132	162	155	171	219	200	239	249	332
Janus Henderson VIT Overseas Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.59	$2.06	$2.46	$1.90	$2.05	$2.27	$2.61	$2.31	$2.06	$3.08
Accumulation unit value at end of period	$2.97	$2.59	$2.06	$2.46	$1.90	$2.05	$2.27	$2.61	$2.31	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	98	115	176	194	226	325	425	509	633	970
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.54	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.33	$2.54	$1.89	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	598	666	791	809	1,072	1,349	1,371	1,656	1,944	2,218
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	249	339	404	358	461	455	183	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.79	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.16	$1.79	$1.29	$1.30	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,466	2,354	2,533	3,032	3,649	4,163	—	—	—	—
MFS® New Discovery Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$3.71	$2.65	$2.72	$2.18	$2.02	$2.09	$2.28	$1.63	$1.36	$1.54
Accumulation unit value at end of period	$5.34	$3.71	$2.65	$2.72	$2.18	$2.02	$2.09	$2.28	$1.63	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	455	501	524	609	794	998	1,157	1,487	1,742	1,875
MFS® Utilities Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$5.14	$4.16	$4.17	$3.68	$3.34	$3.96	$3.56	$2.99	$2.67	$2.53
Accumulation unit value at end of period	$5.38	$5.14	$4.16	$4.17	$3.68	$3.34	$3.96	$3.56	$2.99	$2.67
Number of accumulation units outstanding at end of period (000 omitted)	1,269	1,425	1,686	1,905	2,036	2,368	2,809	3,101	3,606	4,150
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$3.05	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29
Accumulation unit value at end of period	$7.61	$3.05	$2.20	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	683	699	630	589	710	832	981	1,101	1,378	1,693
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.56	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04
Accumulation unit value at end of period	$1.32	$1.56	$1.34	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	871	1,076	1,271	1,604	1,935	2,439	2,728	3,052	3,249	3,764
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91
Accumulation unit value at end of period	$1.47	$1.32	$1.04	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	552	443	410	461	399	507	494	484	546	638
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	12	5	2	18	38	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25
Accumulation unit value at end of period	$1.76	$1.65	$1.49	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,760	2,052	2,348	2,756	3,617	5,058	6,420	9,796	8,122
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.40	$1.21	$1.04	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	56	60	83	55	57	75	32	68	59	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	782	532	508	650	496	569	516	322	—	—
Putnam VT Global Health Care Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.33	$2.58	$2.62	$2.30	$2.62	$2.45	$1.94	$1.38	$1.14	$1.17
Accumulation unit value at end of period	$3.83	$3.33	$2.58	$2.62	$2.30	$2.62	$2.45	$1.94	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	717	753	906	1,045	1,163	1,457	1,027	1,029	1,185	1,487
Putnam VT International Equity Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.96	$1.58	$1.97	$1.57	$1.63	$1.64	$1.78	$1.40	$1.16	$1.41
Accumulation unit value at end of period	$2.17	$1.96	$1.58	$1.97	$1.57	$1.63	$1.64	$1.78	$1.40	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	451	466	546	605	714	794	849	880	950	1,199

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.31	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13
Accumulation unit value at end of period	$4.22	$3.31	$2.45	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	261	280	293	279	292	320	340	311	347	446
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.95	$0.94	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	860	1,326	1,545	1,698	1,555	2,005	2,009	1,092	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.36	$0.99	$0.72	$0.87	$0.78	$0.54	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	698	656	708	591	603	225	113	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.28	$2.00	$1.66	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,225	5,896	6,704	6,785	7,074	7,617	8,001	8,079	5,855	5,318
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.28	$2.00	$1.66	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,165	6,191	7,068	8,051	9,655	12,880	13,720	17,228	21,496	27,553
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.47	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,426	4,689	4,641	5,107	6,209	5,793	6,569	7,732	11,504	8,652
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.47	$1.36	$1.24	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,381	3,784	4,313	5,428	7,525	6,291	7,272	10,572	19,179	19,636
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.12	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	65	66	47	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	207	1	1	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.06	$1.10	$1.03	$1.01	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,570	808	736	274	424	60	151	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.22	$1.08	$1.14	$1.04	$1.02	$1.05	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,240	1,504	1,838	2,786	2,632	2,221	381	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.30	$1.11	$1.22	$1.05	$1.02	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,762	16,116	18,917	21,734	23,984	28,003	28,209	11,316	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.10	$1.18	$1.05	$1.02	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,874	14,662	15,614	18,111	20,499	22,192	23,913	5,808	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.88	$1.68	$1.46	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	25,650	28,675	29,474	34,132	37,885	43,273	45,634	42,676	36,075	27,954
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.88	$1.68	$1.46	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	50,861	57,047	64,321	74,033	83,757	96,809	110,901	133,361	145,577	165,095
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.84	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11
Accumulation unit value at end of period	$2.07	$1.84	$1.56	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,154	13,830	16,038	17,705	19,983	22,192	21,789	20,639	16,416	14,158

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.84	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.08	$1.84	$1.57	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	17,275	20,632	25,352	28,299	33,322	41,212	46,381	63,187	75,514	92,740
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.66	$1.51	$1.34	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,422	10,562	10,997	12,374	13,064	14,626	15,124	15,571	18,952	15,647
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.66	$1.51	$1.35	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,712	11,979	14,159	16,123	21,110	24,738	29,852	38,871	51,433	52,813
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.10	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97
Accumulation unit value at end of period	$2.43	$2.10	$1.68	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	281	343	368	408	441	586	609	831	966	1,360
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.26	$2.75	$3.21	$3.03	$2.44	$2.72	$2.69	$2.02	$1.79	$1.90
Accumulation unit value at end of period	$3.36	$3.26	$2.75	$3.21	$3.03	$2.44	$2.72	$2.69	$2.02	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	1,037	1,130	1,308	1,475	1,782	2,140	2,384	2,955	3,689	4,645
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.14	$1.00	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	431	450	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.01	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,617	1,526	798	45	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.17	$1.00	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,172	1,751	910	40	—	—	—	—	—	—
Wanger International (2/13/2002)
Accumulation unit value at beginning of period	$4.79	$3.72	$4.57	$3.47	$3.56	$3.59	$3.79	$3.13	$2.60	$3.08
Accumulation unit value at end of period	$5.43	$4.79	$3.72	$4.57	$3.47	$3.56	$3.59	$3.79	$3.13	$2.60
Number of accumulation units outstanding at end of period (000 omitted)	2,075	2,636	2,999	3,229	3,675	4,278	4,655	5,243	5,940	7,022
Wanger USA (2/13/2002)
Accumulation unit value at beginning of period	$4.61	$3.55	$3.64	$3.07	$2.73	$2.78	$2.68	$2.02	$1.70	$1.78
Accumulation unit value at end of period	$5.67	$4.61	$3.55	$3.64	$3.07	$2.73	$2.78	$2.68	$2.02	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	3,427	4,028	4,557	5,235	6,127	7,156	7,810	9,057	10,445	12,712
Wells Fargo VT Index Asset Allocation Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.84	$2.38	$2.48	$2.23	$2.09	$2.09	$1.79	$1.51	$1.35	$1.28
Accumulation unit value at end of period	$3.27	$2.84	$2.38	$2.48	$2.23	$2.09	$2.09	$1.79	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	508	593	610	658	770	911	1,038	1,040	1,317	1,554
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.76	$1.54	$1.88	$1.53	$1.50	$1.48	$1.58	$1.34	$1.19	$1.38
Accumulation unit value at end of period	$1.83	$1.76	$1.54	$1.88	$1.53	$1.50	$1.48	$1.58	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,176	1,141	1,245	1,435	1,529	1,697	1,769	1,888	2,144	2,535
Wells Fargo VT Opportunity Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.63	$2.79	$3.03	$2.54	$2.29	$2.39	$2.18	$1.69	$1.47	$1.58
Accumulation unit value at end of period	$4.35	$3.63	$2.79	$3.03	$2.54	$2.29	$2.39	$2.18	$1.69	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	509	593	649	737	981	1,254	1,345	1,617	1,997	2,590
Wells Fargo VT Small Cap Growth Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.87	$3.13	$3.12	$2.51	$2.35	$2.44	$2.51	$1.69	$1.58	$1.68
Accumulation unit value at end of period	$6.05	$3.87	$3.13	$3.12	$2.51	$2.35	$2.44	$2.51	$1.69	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	623	695	795	829	946	1,153	1,298	1,415	1,791	2,077
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.21	$1.07	$1.13	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	141	127	175	128	129	92	74	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	285	229	271	330	363	210	442	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$1.62	$1.82	$1.35	$1.38	$1.36	$1.31	$1.07	$0.96	$1.26
Accumulation unit value at end of period	$2.87	$2.08	$1.62	$1.82	$1.35	$1.38	$1.36	$1.31	$1.07	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	561	535	331	698	524	675	700	670	768	1,028
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.46	$2.01	$2.16	$1.84	$1.67	$1.66	$1.54	$1.16	$1.00	$0.95
Accumulation unit value at end of period	$2.49	$2.46	$2.01	$2.16	$1.84	$1.67	$1.66	$1.54	$1.16	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,242	1,542	1,714	1,767	2,135	2,417	2,935	3,853	3,962	3,474
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.78	$1.03	$0.83	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82
Accumulation unit value at end of period	$0.91	$0.90	$0.78	$1.03	$0.83	$0.84	$0.83	$0.90	$0.74	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	3,665	4,211	5,019	6,173	6,781	7,904	8,594	9,681	10,349	12,398
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.54	$2.66	$2.63	$2.02	$1.99	$1.81	$1.61	$1.19	$1.03	$1.08
Accumulation unit value at end of period	$4.73	$3.54	$2.66	$2.63	$2.02	$1.99	$1.81	$1.61	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,219	1,806	1,777	1,803	1,838	1,840	1,175	1,152	1,164	1,157
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.70	$0.95	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,581	1,831	2,370	2,743	2,800	2,822	2,720	1,161	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.02	$2.37	$2.75	$2.49	$2.05	$2.11	$1.83	$1.43	$1.24	$1.26
Accumulation unit value at end of period	$3.02	$3.02	$2.37	$2.75	$2.49	$2.05	$2.11	$1.83	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,668	2,329	3,027	3,581	3,904	3,619	3,578	3,799	3,833	3,927
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.40	$2.55	$2.56	$1.96	$1.90	$1.81	$1.67	$1.23	$1.09	$1.09
Accumulation unit value at end of period	$5.03	$3.40	$2.55	$2.56	$1.96	$1.90	$1.81	$1.67	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	776	1,017	1,195	1,066	1,222	1,439	1,409	1,425	1,616	1,484
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.35	$1.87	$2.09	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05
Accumulation unit value at end of period	$2.35	$2.35	$1.87	$2.09	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,634	5,540	6,638	7,562	9,586	9,282	10,497	10,764	9,195	8,675
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.42	$1.22	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,941	2,230	2,949	3,654	3,958	4,113	3,678	2,657	691	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.90	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04
Accumulation unit value at end of period	$4.12	$2.90	$2.31	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,024	1,047	1,339	1,330	1,659	1,949	2,025	2,011	1,632	1,354
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.20	$1.81	$1.94	$1.71	$1.63	$1.62	$1.48	$1.23	$1.09	$1.08
Accumulation unit value at end of period	$2.56	$2.20	$1.81	$1.94	$1.71	$1.63	$1.62	$1.48	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,926	9,858	11,173	12,730	13,211	8,802	7,244	6,121	5,159	5,063
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	$1.00	—	—
Accumulation unit value at end of period	$0.54	$0.55	$0.52	$0.61	$0.60	$0.54	$0.72	$0.93	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	278	397	228	318	116	45	25	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.10	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.53	$2.10	$1.59	$1.77	$1.48	$1.38	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,925	2,269	2,726	3,815	3,489	3,046	1,379	576	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.24	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Accumulation unit value at end of period	$3.66	$3.24	$2.63	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	425	530	529	328	314	377	291	236	94	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.61	$2.11	$2.22	$1.81	$1.69	$1.70	$1.49	$1.12	$1.00	$0.96
Accumulation unit value at end of period	$2.94	$2.61	$2.11	$2.22	$1.81	$1.69	$1.70	$1.49	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,175	1,324	1,436	1,501	1,790	2,057	2,122	1,928	2,295	1,582

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21
Accumulation unit value at end of period	$2.41	$2.41	$1.97	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	694	874	940	1,006	1,383	1,246	1,350	1,295	619	15
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$1.70	$1.83	$1.62	$1.44	$1.50	$1.38	$1.10	$0.97	$1.04
Accumulation unit value at end of period	$2.09	$2.09	$1.70	$1.83	$1.62	$1.44	$1.50	$1.38	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	7,335	8,578	10,617	13,382	16,421	18,221	20,996	22,807	23,548	27,856
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.99	$1.08	$0.97	$0.89	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	743	779	1,008	911	795	479	516	340	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.91	$1.45	$1.12	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	874	1,172	1,386	1,262	1,036	1,045	987	1,001	484	7
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.59	$2.05	$1.41	$1.35	$1.50	$1.55	$1.60	$1.34	$1.72
Accumulation unit value at end of period	$2.73	$2.07	$1.59	$2.05	$1.41	$1.35	$1.50	$1.55	$1.60	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,638	3,171	3,959	4,668	4,902	5,383	6,050	6,987	7,513	9,013
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.03	$1.00	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	331	391	450	510	697	699	774	721	540	3
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.21	$1.16	$1.18	$1.28	$1.28	$1.40	$1.33	$1.28
Accumulation unit value at end of period	$1.29	$1.25	$1.14	$1.21	$1.16	$1.18	$1.28	$1.28	$1.40	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	3,295	3,552	3,889	4,794	5,871	7,052	8,207	10,356	13,497	15,817
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.93	$0.93	$0.93	$0.93	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3,608	1,565	1,749	924	1,595	918	1,020	1,502	1,055	202
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05
Accumulation unit value at end of period	$0.98	$0.99	$0.98	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8,600	5,451	6,763	7,596	9,689	12,323	12,595	17,103	15,607	22,516
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.81	$1.72	$1.49	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,117	1,383	1,377	1,508	1,500	1,442	1,548	1,376	798	14
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.22	$1.92	$2.02	$1.92	$1.74	$1.78	$1.73	$1.65	$1.44	$1.38
Accumulation unit value at end of period	$2.34	$2.22	$1.92	$2.02	$1.92	$1.74	$1.78	$1.73	$1.65	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	3,671	4,676	5,317	7,594	7,960	8,906	10,199	11,146	11,620	11,121
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07
Accumulation unit value at end of period	$1.75	$1.67	$1.46	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	610	883	1,015	1,167	1,172	6,589	7,464	8,672	882	24
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.17	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.64	$1.44	$1.37
Accumulation unit value at end of period	$2.27	$2.17	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.64	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	3,933	4,903	5,531	7,642	9,848	7,080	8,073	8,334	10,683	10,394
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.42	$1.28	$1.19	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,240	1,378	1,023	1,128	1,215	1,357	1,698	2,156	1,947	74
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.45	$1.46	$1.43	$1.38	$1.39	$1.33	$1.38	$1.30	$1.23
Accumulation unit value at end of period	$1.74	$1.57	$1.45	$1.46	$1.43	$1.38	$1.39	$1.33	$1.38	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	13,758	13,176	13,721	17,399	19,852	21,448	23,449	28,282	41,230	41,410
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.45	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21
Accumulation unit value at end of period	$4.59	$3.45	$2.57	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	508	1,102	1,077	1,024	965	1,099	798	528	159	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.89	$2.15	$2.27	$1.79	$1.79	$1.66	$1.47	$1.14	$0.96	$1.00
Accumulation unit value at end of period	$3.85	$2.89	$2.15	$2.27	$1.79	$1.79	$1.66	$1.47	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,409	1,692	1,978	2,544	2,989	2,273	2,344	2,338	2,470
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.83	$2.19	$2.32	$1.93	$1.75	$1.76	$1.57	$1.20	$1.05	$1.05
Accumulation unit value at end of period	$3.30	$2.83	$2.19	$2.32	$1.93	$1.75	$1.76	$1.57	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,731	5,326	5,762	5,710	6,068	5,707	6,118	5,851	4,407	3,792
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.19	$1.13	$1.07	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,543	2,468	2,200	1,956	1,984	937	802	599	110	7
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.02	$1.09	$1.00	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,878	1,148	965	1,078	1,303	1,164	878	84	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27
Accumulation unit value at end of period	$3.45	$2.58	$1.93	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	458	473	479	333	210	211	107	94	14	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.68	$2.01	$2.13	$1.75	$1.73	$1.66	$1.57	$1.21	$1.10	$1.30
Accumulation unit value at end of period	$3.59	$2.68	$2.01	$2.13	$1.75	$1.73	$1.66	$1.57	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	790	764	999	1,160	1,301	1,620	1,377	1,716	1,845	2,309
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.74	$1.62	$1.31	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	552	1,162	1,182	1,329	1,311	1,199	941	1,023	53	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.22	$1.48	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10
Accumulation unit value at end of period	$1.63	$1.51	$1.22	$1.48	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,783	1,997	2,705	3,478	4,075	2,940	2,202	2,717	2,542	2,968
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.95	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.12	$2.95	$2.36	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	234	244	224	338	322	292	327	280	146	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.53	$2.02	$2.33	$1.95	$1.65	$1.75	$1.59	$1.16	$0.99	$1.02
Accumulation unit value at end of period	$2.68	$2.53	$2.02	$2.33	$1.95	$1.65	$1.75	$1.59	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,126	2,037	2,133	2,020	1,456	1,722	2,272	1,951	1,309	1,120
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.82	$2.66	$2.05	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	342	786	764	830	532	526	531	519	136	6
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.33	$1.79	$2.09	$1.87	$1.65	$1.76	$1.58	$1.16	$0.99	$1.10
Accumulation unit value at end of period	$2.48	$2.33	$1.79	$2.09	$1.87	$1.65	$1.76	$1.58	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,786	2,154	2,723	3,350	4,286	4,963	5,906	6,339	6,153	8,067
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.65	$2.46	$2.12	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	182	189	177	129	102	105	86	89	9	1
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.14	$1.84	$2.13	$1.92	$1.71	$1.78	$1.70	$1.16	$0.99	$1.10
Accumulation unit value at end of period	$2.31	$2.14	$1.84	$2.13	$1.92	$1.71	$1.78	$1.70	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	506	704	933	1,178	1,374	1,592	1,614	1,597	1,319	1,468
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.25	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.32	$1.25	$1.15	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,620	1,541	1,336	1,348	1,279	1,138	1,098	1,217	869	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.06	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	563	797	753	720	1,013	741	986	1,000	1,769	153

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.18	$1.17	$1.15	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10
Accumulation unit value at end of period	$1.29	$1.24	$1.18	$1.17	$1.15	$1.13	$1.13	$1.08	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,959	2,920	3,057	3,983	5,037	5,249	5,620	6,635	10,948	10,315
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.49	$0.47	$0.53	$0.53	$0.48	$0.64	$0.79	$0.88	$0.91	$1.06
Accumulation unit value at end of period	$0.48	$0.49	$0.47	$0.53	$0.53	$0.48	$0.64	$0.79	$0.88	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,660	1,995	2,677	3,293	3,663	3,939	4,416	4,966	6,077	7,027
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.23	$1.13	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	425	470	328	253	284	228	255	296	259	3
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.38	$1.28	$1.20	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	345	389	499	361	318	360	399	394	521	2
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.42	$1.44	$1.42	$1.33	$1.36	$1.27	$1.35	$1.30	$1.19
Accumulation unit value at end of period	$1.64	$1.52	$1.42	$1.44	$1.42	$1.33	$1.36	$1.27	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,834	3,935	4,271	4,676	4,919	5,681	6,539	8,189	11,600	12,795
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.83	$1.95	$1.56	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	491	561	624	797	810	714	732	649	235	5
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.19	$1.03	$1.24	$1.02	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	472	492	690	822	294	162	129	67	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.29	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,650	6,624	8,515	10,686	12,196	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.57	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21
Accumulation unit value at end of period	$4.64	$3.57	$2.74	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	358	429	468	380	302	214	225	200	66	2
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.34	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.53	$3.34	$2.55	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	124	114	148	146	174	186	186	161	113	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.85	$2.78	$2.17	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	704	719	619	556	450	369	335	234	47	2
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.25	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24
Accumulation unit value at end of period	$5.64	$3.25	$2.59	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	263	273	235	164	160	216	238	243	197	7
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.46	$2.43	$1.94	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	297	379	364	202	106	97	141	155	80	4
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.14	$1.06	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	456	271	296	340	356	345	341	333	187	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.97	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23
Accumulation unit value at end of period	$3.16	$2.97	$2.34	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	354	970	964	903	838	779	764	740	107	7
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.88	$2.28	$2.56	$2.23	$1.87	$1.89	$1.70	$1.27	$1.09	$1.18
Accumulation unit value at end of period	$3.08	$2.88	$2.28	$2.56	$2.23	$1.87	$1.89	$1.70	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	941	1,302	1,314	1,356	1,192	1,140	872	1,021	1,061	832

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4,638	1,710	1,174	595	1,326	609	494	179	323	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.77	$3.00	$2.14	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	343	455	490	401	359	345	322	313	95	3
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.10	$1.05	$0.93	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	537	652	709	1,547	1,861	2,009	2,308	2,148	650	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.37	$1.34	$1.24	$1.26	$1.27	$1.24	$1.16	$1.15
Accumulation unit value at end of period	$1.45	$1.43	$1.35	$1.37	$1.34	$1.24	$1.26	$1.27	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,802	6,809	9,465	9,838	11,874	12,910	17,715	20,466	16,282	18,777
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.71	$2.09	$2.26	$1.88	$1.76	$1.77	$1.60	$1.24	$1.08	$1.12
Accumulation unit value at end of period	$3.49	$2.71	$2.09	$2.26	$1.88	$1.76	$1.77	$1.60	$1.24	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,894	12,787	15,411	17,541	19,993	23,489	25,291	27,057	27,675	29,394
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.44	$2.00	$2.37	$1.99	$1.80	$1.85	$1.76	$1.31	$1.15	$1.31
Accumulation unit value at end of period	$2.85	$2.44	$2.00	$2.37	$1.99	$1.80	$1.85	$1.76	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5,678	7,877	9,106	10,475	11,433	13,029	14,322	15,544	16,147	18,656
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.23	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04
Accumulation unit value at end of period	$1.77	$1.55	$1.23	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,799	1,758	2,113	2,518	2,832	3,540	3,542	3,821	3,742	4,698
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.07	$1.11	$1.04	$0.98	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,703	11,031	10,273	9,670	7,768	5,987	3,825	1,696	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.71	$0.77
Accumulation unit value at end of period	$1.17	$1.25	$1.04	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	1,936	2,371	2,702	3,612	4,530	5,128	5,625	5,561	5,431	5,753
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.36	$1.18	$1.25	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,194	1,857	1,966	2,483	4,038	4,502	4,057	1,379	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.55	$1.72	$1.60	$1.40	$1.48	$1.40	$1.10	$0.98	$1.00
Accumulation unit value at end of period	$1.76	$1.88	$1.55	$1.72	$1.60	$1.40	$1.48	$1.40	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,685	3,295	3,949	5,037	6,234	7,031	7,839	8,676	9,331	10,509
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.36	$1.89	$2.19	$2.00	$1.55	$1.70	$1.70	$1.26	$1.08	$1.13
Accumulation unit value at end of period	$2.46	$2.36	$1.89	$2.19	$2.00	$1.55	$1.70	$1.70	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,848	2,246	2,380	2,923	3,403	3,471	3,964	4,556	4,258	5,057
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	263	190	213	339	354	376	158	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.56	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92
Accumulation unit value at end of period	$2.98	$2.56	$2.07	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,453	2,022	2,433	2,472	2,800	2,981	3,178	3,364	3,355	3,539
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	950	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.39	$1.84	$2.14	$1.59	$1.61	$1.57	$1.55	$1.24	$1.03	$1.14
Accumulation unit value at end of period	$3.01	$2.39	$1.84	$2.14	$1.59	$1.61	$1.57	$1.55	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,963	4,260	4,703	4,413	4,439	5,461	5,525	5,861	4,490	4,735

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.48	$1.56	$1.49	$1.42	$1.47	$1.45	$1.47	$1.31	$1.32
Accumulation unit value at end of period	$1.65	$1.62	$1.48	$1.56	$1.49	$1.42	$1.47	$1.45	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	10,512	12,301	14,110	17,492	20,511	23,923	28,509	34,193	43,699	48,110
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.28	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.28	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	551	744	804	962	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.53	$2.03	$2.29	$2.03	$1.75	$1.88	$1.70	$1.22	$1.05	$1.09
Accumulation unit value at end of period	$3.00	$2.53	$2.03	$2.29	$2.03	$1.75	$1.88	$1.70	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,036	3,635	4,022	4,511	4,440	4,959	5,186	5,141	4,035	4,137
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.42	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.40	$2.42	$1.79	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	562	553	731	730	889	1,188	1,222	1,181	1,396	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.22	$1.08	$1.17	$1.07	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,040	1,341	2,120	2,180	2,521	1,848	1,664	963	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$1.81	$2.09	$1.80	$1.55	$1.67	$1.55	$1.15	$0.98	$1.01
Accumulation unit value at end of period	$2.19	$2.24	$1.81	$2.09	$1.80	$1.55	$1.67	$1.55	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,672	2,100	2,626	3,262	4,154	4,933	5,547	5,921	6,137	7,166
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.13	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	$1.00
Accumulation unit value at end of period	$2.10	$2.13	$1.73	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,737	2,086	2,584	3,776	4,368	3,036	3,167	3,211	2,680	1,711
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.94	$2.24	$2.25	$1.97	$2.26	$2.22	$1.88	$1.35	$1.13	$1.10
Accumulation unit value at end of period	$3.32	$2.94	$2.24	$2.25	$1.97	$2.26	$2.22	$1.88	$1.35	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,493	1,694	2,218	2,391	3,099	3,842	3,033	2,553	2,300	2,394
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.44	$1.72	$1.42	$1.44	$1.50	$1.51	$1.29	$1.13	$1.22
Accumulation unit value at end of period	$2.06	$1.83	$1.44	$1.72	$1.42	$1.44	$1.50	$1.51	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,187	2,563	3,170	3,869	4,758	5,566	5,715	5,562	5,774	6,515
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	559	771	800	849	1,412	2,208	2,516	1,366	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,479	1,452	919	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,708	3,551	2,678	3,496	3,588	3,142	1,019	454	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.52	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96
Accumulation unit value at end of period	$3.31	$2.52	$1.88	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	1,231	1,459	1,757	2,340	2,689	2,994	3,088	3,669	4,256	5,118
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.48	$1.27	$1.37	$1.15	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	661	725	795	1,051	1,101	963	297	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.78	$1.29	$1.30	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$1.78	$1.29	$1.30	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,526	1,965	2,229	2,925	3,417	4,032	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.88	$2.33	$2.34	$2.06	$1.88	$2.22	$2.00	$1.68	$1.50	$1.42
Accumulation unit value at end of period	$3.01	$2.88	$2.33	$2.34	$2.06	$1.88	$2.22	$2.00	$1.68	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	3,778	4,408	4,803	5,719	6,921	7,829	9,659	9,699	10,095	10,346

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.31	$2.39	$2.19	$1.59	$1.77	$1.90	$1.89	$1.39	$1.29	$1.41
Accumulation unit value at end of period	$8.26	$3.31	$2.39	$2.19	$1.59	$1.77	$1.90	$1.89	$1.39	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,696	1,663	1,601	1,491	1,752	2,334	2,300	2,465	2,512	3,626
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.39	$1.53	$1.41	$1.38	$1.42	$1.26	$1.24	$0.96	$1.08
Accumulation unit value at end of period	$1.37	$1.63	$1.39	$1.53	$1.41	$1.38	$1.42	$1.26	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,608	1,895	2,350	2,910	3,476	3,841	4,138	4,395	4,276	4,699
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.17	$1.42	$1.13	$1.16	$1.16	$1.21	$1.04	$0.89	$1.02
Accumulation unit value at end of period	$1.64	$1.47	$1.17	$1.42	$1.13	$1.16	$1.16	$1.21	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	578	679	832	992	1,252	1,300	1,778	1,851	1,518	1,876
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.57	$2.07	$2.22	$1.90	$1.75	$1.78	$1.63	$1.20	$1.10	$1.14
Accumulation unit value at end of period	$3.03	$2.57	$2.07	$2.22	$1.90	$1.75	$1.78	$1.63	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	478	469	459	504	569	707	918	991	662	668
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$0.89	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	144	80	96	166	183	22	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.52	$1.62	$1.45	$1.30	$1.44	$1.45	$1.46	$1.29	$1.28
Accumulation unit value at end of period	$1.79	$1.68	$1.52	$1.62	$1.45	$1.30	$1.44	$1.45	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,816	3,816	4,603	6,179	6,974	7,992	11,029	13,849	16,929	14,599
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.39	$1.20	$1.04	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	431	479	538	564	527	480	392	493	224	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.09	$1.02	$1.04	$1.00	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,604	2,140	1,971	2,013	1,041	699	815	882	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.98	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,588	1,802	2,172	2,279	2,512	1,928	1,370	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.36	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,092	676	821	965	907	517	383	252	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.99	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Accumulation unit value at end of period	$2.26	$1.99	$1.65	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13,710	15,316	16,497	18,290	18,084	19,480	18,361	16,913	11,278	9,262
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.99	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.27	$1.99	$1.65	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	36,888	46,076	57,917	69,853	85,425	101,828	112,722	159,290	166,110	194,646
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.46	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16,406	15,132	16,141	21,344	23,627	21,829	23,823	28,495	31,545	19,166
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.46	$1.35	$1.23	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	73,853	79,227	89,262	104,085	124,787	125,527	143,992	196,119	303,502	278,439
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,883	4,496	4,033	262	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.00	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,183	2,661	1,202	109	—	—	—	—	—	—

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,435	25,858	14,406	15,898	20,591	9,937	4,342	3,200	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.26	$1.12	$1.18	$1.07	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,343	39,504	33,260	36,278	43,712	29,217	25,431	10,773	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.41	$1.20	$1.32	$1.13	$1.11	$1.16	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271,726	302,669	349,613	376,744	400,705	433,187	406,321	157,403	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.56	$1.43	$1.24	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	741,832	851,239	962,480	1,043,327	1,125,009	1,170,863	1,200,920	1,100,073	641,242	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.87	$1.67	$1.45	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	88,135	100,368	114,235	122,374	134,036	137,136	140,189	138,150	112,004	87,051
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09
Accumulation unit value at end of period	$1.87	$1.67	$1.46	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	661,399	767,289	887,952	1,041,253	1,199,929	1,312,566	1,397,222	1,507,229	1,536,120	1,602,861
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.06	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43,657	52,338	59,099	62,034	67,718	74,985	74,633	75,415	60,473	51,157
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11
Accumulation unit value at end of period	$2.06	$1.83	$1.56	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	154,717	191,244	240,802	296,178	356,677	415,513	467,580	667,633	751,540	850,053
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.65	$1.50	$1.34	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	34,083	35,166	37,996	41,189	46,140	48,963	52,873	54,918	57,975	38,847
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.65	$1.50	$1.34	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	147,111	167,768	193,217	230,579	271,040	299,616	343,317	413,495	507,074	501,599
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.12	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	200	235	241	264	264	243	295	354	398	14
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.85	$2.47	$1.98	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	154	183	196	198	157	192	167	176	103	1
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.72	$1.89	$1.59	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$2.48	$2.15	$1.72	$1.89	$1.59	$1.46	$1.47	$1.33	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	955	1,189	1,436	1,910	2,230	2,566	2,943	3,439	3,763	4,460
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.60	$1.46	$1.24	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	197	215	304	286	252	293	178	160	60	3
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$1.98	$1.63	$1.31	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	444	456	514	456	461	445	452	337	208	4
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.23	$1.30	$1.16	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	455	773	698	560	422	450	290	278	16	2

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29
Accumulation unit value at end of period	$3.39	$2.47	$2.07	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	187	210	184	176	144	141	112	97	73	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.14	$2.08	$1.76	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	100	123	105	96	102	108	120	393	63	2
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.04	$1.72	$2.01	$1.90	$1.53	$1.70	$1.69	$1.26	$1.13	$1.19
Accumulation unit value at end of period	$2.10	$2.04	$1.72	$2.01	$1.90	$1.53	$1.70	$1.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,089	1,311	1,489	1,882	2,343	2,599	2,933	3,253	3,807	4,661
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,624	8,120	2,837	955	37	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,905	53,787	43,746	28,319	5,720	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,325	30,117	21,321	13,110	3,581	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.70	$2.08	$1.58	$1.62	$1.64	$1.73	$1.43	$1.19	$1.41
Accumulation unit value at end of period	$2.47	$2.18	$1.70	$2.08	$1.58	$1.62	$1.64	$1.73	$1.43	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,017	4,684	5,803	6,843	7,573	8,671	10,308	11,210	11,330	12,955
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.98	$2.29	$2.35	$1.99	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15
Accumulation unit value at end of period	$3.66	$2.98	$2.29	$2.35	$1.99	$1.77	$1.80	$1.73	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,974	4,303	5,072	5,686	6,710	7,791	8,590	9,333	9,491	10,675
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.38	$1.12	$1.09	$1.09	$1.16	$0.98	$0.87	$1.01
Accumulation unit value at end of period	$1.34	$1.29	$1.13	$1.38	$1.12	$1.09	$1.09	$1.16	$0.98	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,406	1,774	2,114	2,155	2,149	2,611	2,312	2,392	3,014	3,409
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.86	$2.20	$2.39	$2.01	$1.81	$1.88	$1.72	$1.33	$1.17	$1.25
Accumulation unit value at end of period	$3.42	$2.86	$2.20	$2.39	$2.01	$1.81	$1.88	$1.72	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	725	1,234	1,467	1,778	2,084	2,414	2,781	3,268	3,173	4,080
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.25	$2.63	$2.63	$2.11	$1.98	$2.06	$2.12	$1.43	$1.34	$1.42
Accumulation unit value at end of period	$5.08	$3.25	$2.63	$2.63	$2.11	$1.98	$2.06	$2.12	$1.43	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,675	1,920	2,191	2,378	2,753	3,351	3,083	4,071	3,925	4,337
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.07	$1.12	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	500	351	372	243	182	332	259	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.14	$1.24	$1.10	$1.07	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,419	1,973	1,973	1,557	1,582	1,346	275	112	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.61	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.96	$1.26
Accumulation unit value at end of period	$2.85	$2.07	$1.61	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	331	301	342	329	353	683	718	644	809	922
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.44	$2.00	$2.14	$1.83	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95
Accumulation unit value at end of period	$2.47	$2.44	$2.00	$2.14	$1.83	$1.66	$1.66	$1.53	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	728	840	828	826	1,048	1,208	1,376	1,459	1,519	1,717

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.78	$1.02	$0.82	$0.84	$0.83	$0.90	$0.74	$0.65	$0.82
Accumulation unit value at end of period	$0.91	$0.90	$0.78	$1.02	$0.82	$0.84	$0.83	$0.90	$0.74	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	4,212	4,688	5,112	5,524	6,152	6,685	7,038	7,467	8,409	10,020
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.51	$2.64	$2.61	$2.01	$1.98	$1.81	$1.60	$1.18	$1.03	$1.08
Accumulation unit value at end of period	$4.69	$3.51	$2.64	$2.61	$2.01	$1.98	$1.81	$1.60	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,348	4,138	3,626	2,671	1,952	1,672	1,020	503	408	274
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.70	$0.94	$0.79	$0.99	$1.01	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,875	5,750	5,835	6,146	5,317	4,814	3,399	938	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.00	$2.35	$2.73	$2.48	$2.04	$2.10	$1.82	$1.42	$1.24	$1.26
Accumulation unit value at end of period	$3.00	$3.00	$2.35	$2.73	$2.48	$2.04	$2.10	$1.82	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,385	1,544	1,873	1,928	1,825	1,929	1,987	2,077	2,224
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.37	$2.54	$2.55	$1.95	$1.89	$1.80	$1.66	$1.23	$1.09	$1.09
Accumulation unit value at end of period	$4.99	$3.37	$2.54	$2.55	$1.95	$1.89	$1.80	$1.66	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	454	501	539	433	491	574	563	598	557	591
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.34	$1.86	$2.08	$1.93	$1.63	$1.71	$1.53	$1.18	$1.04	$1.04
Accumulation unit value at end of period	$2.33	$2.34	$1.86	$2.08	$1.93	$1.63	$1.71	$1.53	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,169	5,658	5,742	5,966	5,505	5,302	5,189	4,231	4,117	4,303
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.41	$1.21	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	5,365	5,821	6,408	7,154	6,181	5,954	4,063	1,896	236	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.89	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04
Accumulation unit value at end of period	$4.09	$2.89	$2.30	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	601	725	769	700	777	885	1,115	1,209	962	782
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.80	$1.93	$1.70	$1.62	$1.61	$1.48	$1.23	$1.09	$1.07
Accumulation unit value at end of period	$2.54	$2.18	$1.80	$1.93	$1.70	$1.62	$1.61	$1.48	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	24,531	22,871	23,324	22,960	18,280	10,843	5,150	3,743	2,750	2,998
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.55	$0.51	$0.61	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,690	1,807	1,879	1,450	967	618	235	124	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.09	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.52	$2.09	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,237	6,247	6,475	7,256	6,616	4,171	1,820	821	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.23	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21
Accumulation unit value at end of period	$3.64	$3.23	$2.62	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,324	1,425	1,320	1,089	958	889	490	119	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.59	$2.10	$2.21	$1.80	$1.68	$1.69	$1.48	$1.12	$1.00	$0.96
Accumulation unit value at end of period	$2.92	$2.59	$2.10	$2.21	$1.80	$1.68	$1.69	$1.48	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	875	886	892	765	793	916	691	577	593	417
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21
Accumulation unit value at end of period	$2.39	$2.40	$1.96	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,930	4,893	4,364	4,235	3,596	3,005	2,234	860	342	216
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$1.69	$1.82	$1.61	$1.43	$1.49	$1.37	$1.09	$0.97	$1.03
Accumulation unit value at end of period	$2.07	$2.08	$1.69	$1.82	$1.61	$1.43	$1.49	$1.37	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	6,184	7,067	7,630	8,598	9,787	10,413	12,007	13,069	13,508	15,637
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,132	1,370	1,317	1,331	840	802	669	274	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.90	$1.44	$1.11	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4,495	4,712	4,453	3,556	1,932	1,617	1,044	584	291	262
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.05	$1.58	$2.04	$1.40	$1.35	$1.50	$1.55	$1.60	$1.34	$1.71
Accumulation unit value at end of period	$2.71	$2.05	$1.58	$2.04	$1.40	$1.35	$1.50	$1.55	$1.60	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,659	3,292	3,738	3,808	4,020	4,426	4,744	4,900	5,246	5,522
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04
Accumulation unit value at end of period	$1.03	$0.99	$0.91	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,002	1,026	843	786	631	636	316	225	119	134
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.21	$1.15	$1.18	$1.27	$1.28	$1.40	$1.33	$1.28
Accumulation unit value at end of period	$1.28	$1.24	$1.13	$1.21	$1.15	$1.18	$1.27	$1.28	$1.40	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,371	1,511	1,585	1,799	2,008	2,372	2,776	3,332	5,795	6,279
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	15,758	8,171	8,545	4,730	5,608	5,303	2,755	2,558	163	231
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05
Accumulation unit value at end of period	$0.97	$0.98	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6,656	3,321	3,898	4,337	6,733	6,465	8,060	7,883	8,176	10,906
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.80	$1.71	$1.48	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,950	5,224	4,901	4,829	4,062	3,220	2,289	1,069	307	226
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.21	$1.91	$2.01	$1.91	$1.73	$1.77	$1.73	$1.65	$1.44	$1.38
Accumulation unit value at end of period	$2.33	$2.21	$1.91	$2.01	$1.91	$1.73	$1.77	$1.73	$1.65	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	1,898	2,179	2,510	3,140	3,446	4,091	4,629	4,680	5,322	5,135
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07
Accumulation unit value at end of period	$1.74	$1.67	$1.45	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,513	2,703	2,607	2,678	2,074	3,943	3,568	3,928	318	652
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.87	$1.97	$1.87	$1.71	$1.74	$1.70	$1.64	$1.44	$1.37
Accumulation unit value at end of period	$2.25	$2.15	$1.87	$1.97	$1.87	$1.71	$1.74	$1.70	$1.64	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	2,319	2,588	2,836	3,398	3,891	2,871	3,433	4,478	5,369	4,947
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02
Accumulation unit value at end of period	$1.42	$1.28	$1.18	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,782	5,263	3,440	3,205	3,559	2,128	1,915	1,744	754	720
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.46	$1.42	$1.37	$1.38	$1.33	$1.38	$1.29	$1.23
Accumulation unit value at end of period	$1.73	$1.56	$1.44	$1.46	$1.42	$1.37	$1.38	$1.33	$1.38	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	5,804	4,983	4,515	5,770	6,615	7,001	8,289	11,516	18,800	19,814
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.43	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21
Accumulation unit value at end of period	$4.56	$3.43	$2.56	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,513	2,247	2,151	1,765	1,629	1,405	731	335	109	90
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.87	$2.14	$2.26	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.00
Accumulation unit value at end of period	$3.83	$2.87	$2.14	$2.26	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,031	1,043	1,121	1,047	1,187	1,574	863	923	879	1,062
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.81	$2.17	$2.31	$1.92	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04
Accumulation unit value at end of period	$3.28	$2.81	$2.17	$2.31	$1.92	$1.74	$1.75	$1.56	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	17,498	17,063	14,556	13,049	10,466	8,407	5,799	2,862	2,240	2,396
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,579	3,306	2,612	1,891	1,617	2,529	1,414	319	181	60

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,503	1,206	868	960	1,349	785	1,068	96	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27
Accumulation unit value at end of period	$3.43	$2.57	$1.93	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,517	1,507	1,378	1,003	804	889	441	366	105	93
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.66	$1.99	$2.12	$1.74	$1.73	$1.65	$1.56	$1.20	$1.09	$1.30
Accumulation unit value at end of period	$3.56	$2.66	$1.99	$2.12	$1.74	$1.73	$1.65	$1.56	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	533	498	548	546	543	670	565	784	929	1,540
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.74	$1.61	$1.30	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,801	2,100	1,919	1,834	1,591	994	367	170	29	43
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.21	$1.47	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10
Accumulation unit value at end of period	$1.62	$1.50	$1.21	$1.47	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,739	1,948	2,357	2,738	3,179	1,273	991	1,183	1,325	1,620
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20
Accumulation unit value at end of period	$3.10	$2.94	$2.35	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,148	1,038	785	622	664	403	199	115	58
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.52	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02
Accumulation unit value at end of period	$2.66	$2.52	$2.01	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	517	631	618	600	585	609	712	656	461	463
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.65	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26
Accumulation unit value at end of period	$2.81	$2.65	$2.04	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,585	1,705	1,596	1,416	1,166	978	717	243	69	67
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.32	$1.78	$2.08	$1.86	$1.65	$1.75	$1.58	$1.16	$0.99	$1.09
Accumulation unit value at end of period	$2.46	$2.32	$1.78	$2.08	$1.86	$1.65	$1.75	$1.58	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,560	1,688	1,968	2,217	2,471	2,745	2,886	3,017	3,744
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27
Accumulation unit value at end of period	$2.64	$2.45	$2.11	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	638	718	613	663	606	533	346	215	74	67
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.13	$1.83	$2.12	$1.91	$1.70	$1.77	$1.69	$1.15	$0.99	$1.09
Accumulation unit value at end of period	$2.30	$2.13	$1.83	$2.12	$1.91	$1.70	$1.77	$1.69	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	396	539	568	674	761	875	918	896	781	676
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.31	$1.25	$1.14	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	8,634	8,648	6,126	4,661	3,183	2,610	1,237	707	365	218
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.11	$1.06	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,797	2,466	2,479	2,000	1,940	1,702	1,087	994	206	189
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,541	1,614	1,166	1,419	2,193	1,849	2,021	2,507	4,645	5,279
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.49	$0.46	$0.53	$0.53	$0.48	$0.64	$0.78	$0.88	$0.91	$1.05
Accumulation unit value at end of period	$0.48	$0.49	$0.46	$0.53	$0.53	$0.48	$0.64	$0.78	$0.88	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,488	1,770	2,089	2,343	2,838	3,623	3,980	4,239	4,449	5,100
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$1.22	$1.13	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,762	2,593	2,266	1,047	929	582	212	142	72	56

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.38	$1.28	$1.20	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,437	2,784	2,792	1,278	1,179	684	346	207	200	79
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.41	$1.44	$1.42	$1.32	$1.35	$1.26	$1.35	$1.29	$1.19
Accumulation unit value at end of period	$1.63	$1.51	$1.41	$1.44	$1.42	$1.32	$1.35	$1.26	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,162	1,244	1,394	1,677	1,847	2,104	2,625	3,341	5,553	5,537
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20
Accumulation unit value at end of period	$1.82	$1.94	$1.56	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,086	2,431	2,352	2,574	2,272	1,735	993	306	159	95
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,165	2,226	1,815	1,346	408	253	166	45	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.28	$1.75	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,363	4,939	5,515	6,002	6,553	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.55	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21
Accumulation unit value at end of period	$4.62	$3.55	$2.73	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,871	1,882	1,819	1,364	874	283	204	102	13	7
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.33	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.51	$3.33	$2.54	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	783	722	741	567	467	508	350	109	47	24
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16
Accumulation unit value at end of period	$2.83	$2.77	$2.16	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,863	3,997	3,518	3,486	2,783	1,272	779	277	83	76
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.23	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24
Accumulation unit value at end of period	$5.61	$3.23	$2.58	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	956	616	632	437	346	477	406	187	117	102
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.45	$2.42	$1.94	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,988	1,782	1,575	1,084	526	450	450	186	133	62
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.06	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,138	1,724	1,042	672	485	257	152	75	51	28
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.95	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23
Accumulation unit value at end of period	$3.15	$2.95	$2.33	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,151	2,307	2,109	1,740	1,106	567	254	165	109	86
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.86	$2.26	$2.54	$2.22	$1.86	$1.88	$1.70	$1.26	$1.09	$1.18
Accumulation unit value at end of period	$3.06	$2.86	$2.26	$2.54	$2.22	$1.86	$1.88	$1.70	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	799	1,021	1,020	734	610	392	298	303	293	322
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$0.98	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6,262	2,524	1,698	1,492	1,631	924	492	117	89	44
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19
Accumulation unit value at end of period	$3.75	$2.98	$2.13	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	816	872	907	1,039	801	778	464	215	146	92
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—
Accumulation unit value at end of period	$1.09	$1.05	$0.93	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	910	1,124	1,029	1,108	1,145	1,306	1,432	1,593	81	—

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.36	$1.33	$1.23	$1.26	$1.27	$1.23	$1.16	$1.14
Accumulation unit value at end of period	$1.43	$1.42	$1.34	$1.36	$1.33	$1.23	$1.26	$1.27	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,089	4,266	5,503	5,818	6,139	7,576	9,450	14,511	10,750	9,888
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.69	$2.07	$2.25	$1.87	$1.75	$1.77	$1.60	$1.23	$1.07	$1.12
Accumulation unit value at end of period	$3.47	$2.69	$2.07	$2.25	$1.87	$1.75	$1.77	$1.60	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18,033	19,013	19,261	18,152	17,607	19,080	17,069	16,550	16,893	19,196
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.42	$1.99	$2.36	$1.98	$1.79	$1.84	$1.75	$1.30	$1.15	$1.31
Accumulation unit value at end of period	$2.83	$2.42	$1.99	$2.36	$1.98	$1.79	$1.84	$1.75	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	9,349	10,183	10,467	9,892	9,875	10,508	9,737	9,717	10,305	11,982
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.45	$1.13	$1.20	$1.18	$1.30	$1.01	$0.85	$1.04
Accumulation unit value at end of period	$1.75	$1.54	$1.22	$1.45	$1.13	$1.20	$1.18	$1.30	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,083	1,198	1,356	1,515	1,490	2,011	1,499	1,418	1,463	1,595
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.06	$1.11	$1.04	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,305	15,351	12,730	10,110	6,134	4,411	2,620	687	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.03	$1.12	$1.02	$1.03	$1.03	$0.91	$0.90	$0.71	$0.76
Accumulation unit value at end of period	$1.17	$1.25	$1.03	$1.12	$1.02	$1.03	$1.03	$0.91	$0.90	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	1,994	2,269	2,445	2,987	3,404	3,776	4,104	4,375	3,691	3,952
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.35	$1.18	$1.24	$1.15	$1.02	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,663	9,054	8,041	8,105	7,168	5,696	4,262	778	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.54	$1.71	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99
Accumulation unit value at end of period	$1.75	$1.86	$1.54	$1.71	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3,297	3,741	3,913	4,207	4,466	4,901	5,177	5,271	5,609	6,373
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.35	$1.88	$2.18	$1.99	$1.55	$1.69	$1.70	$1.26	$1.08	$1.13
Accumulation unit value at end of period	$2.44	$2.35	$1.88	$2.18	$1.99	$1.55	$1.69	$1.70	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,916	4,077	3,953	3,729	3,512	3,279	3,329	3,110	3,178	3,786
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.93	$0.86	$0.94	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	753	670	540	622	558	375	70	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.55	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.06	$0.94	$0.91
Accumulation unit value at end of period	$2.96	$2.55	$2.06	$2.22	$1.81	$1.65	$1.67	$1.45	$1.06	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	650	770	927	767	792	1,001	980	1,064	1,083	1,023
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	908	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.37	$1.83	$2.13	$1.58	$1.60	$1.56	$1.55	$1.23	$1.03	$1.14
Accumulation unit value at end of period	$2.99	$2.37	$1.83	$2.13	$1.58	$1.60	$1.56	$1.55	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,962	5,323	5,274	4,417	3,560	3,994	3,187	2,734	2,626	2,786
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.56	$1.48	$1.41	$1.46	$1.44	$1.46	$1.31	$1.31
Accumulation unit value at end of period	$1.64	$1.61	$1.47	$1.56	$1.48	$1.41	$1.46	$1.44	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	5,951	6,937	7,515	9,029	10,303	12,175	13,930	17,016	21,536	23,258
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.28	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.28	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	246	344	386	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.52	$2.02	$2.28	$2.02	$1.74	$1.87	$1.69	$1.22	$1.05	$1.08
Accumulation unit value at end of period	$2.98	$2.52	$2.02	$2.28	$2.02	$1.74	$1.87	$1.69	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,339	3,785	3,907	3,784	3,362	3,050	2,678	2,685	2,726	3,160

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.41	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—
Accumulation unit value at end of period	$3.38	$2.41	$1.78	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	236	309	319	271	248	369	432	438	425	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,474	4,577	4,470	5,372	4,742	3,739	3,808	2,661	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.23	$1.80	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01
Accumulation unit value at end of period	$2.18	$2.23	$1.80	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,409	1,613	1,770	1,909	2,249	2,546	2,877	3,585	3,976	4,635
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.12	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	$1.00
Accumulation unit value at end of period	$2.09	$2.12	$1.72	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	981	1,162	1,533	1,970	2,397	1,631	1,660	1,702	1,562	1,651
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.92	$2.23	$2.24	$1.96	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10
Accumulation unit value at end of period	$3.29	$2.92	$2.23	$2.24	$1.96	$2.25	$2.21	$1.87	$1.35	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,237	1,420	1,662	1,748	1,949	2,703	1,707	1,246	962	1,130
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.43	$1.71	$1.41	$1.43	$1.49	$1.50	$1.28	$1.12	$1.22
Accumulation unit value at end of period	$2.05	$1.82	$1.43	$1.71	$1.41	$1.43	$1.49	$1.50	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,326	1,537	1,800	2,075	2,389	2,945	2,805	2,809	3,039	3,450
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.30	$1.08	$1.15	$0.98	$1.02	$1.13	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,956	2,257	2,603	2,474	3,013	4,414	5,165	1,754	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,722	10,571	6,292	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.01	$1.04	$1.02	$1.01	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,785	4,396	3,923	4,839	4,370	2,374	979	299	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.50	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96
Accumulation unit value at end of period	$3.28	$2.50	$1.87	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	2,107	2,247	2,116	1,939	1,956	2,118	2,005	2,391	2,790	3,226
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.47	$1.26	$1.37	$1.15	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,232	1,721	1,854	1,638	1,810	2,427	2,205	389	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.78	$1.29	$1.29	$1.02	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.15	$1.78	$1.29	$1.29	$1.02	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,952	1,949	2,114	2,208	2,381	2,412	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.86	$2.32	$2.33	$2.05	$1.87	$2.21	$1.99	$1.67	$1.49	$1.42
Accumulation unit value at end of period	$2.99	$2.86	$2.32	$2.33	$2.05	$1.87	$2.21	$1.99	$1.67	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	4,537	4,751	4,854	5,295	5,654	5,455	5,666	5,179	4,763	5,414
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.29	$2.38	$2.17	$1.59	$1.76	$1.89	$1.88	$1.38	$1.29	$1.40
Accumulation unit value at end of period	$8.20	$3.29	$2.38	$2.17	$1.59	$1.76	$1.89	$1.88	$1.38	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,125	2,042	1,943	1,378	1,322	1,535	1,428	1,412	1,732	2,237
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.38	$1.52	$1.41	$1.38	$1.41	$1.25	$1.24	$0.96	$1.08
Accumulation unit value at end of period	$1.36	$1.62	$1.38	$1.52	$1.41	$1.38	$1.41	$1.25	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	935	1,037	1,258	1,532	2,140	2,695	2,846	3,090	3,076	3,474
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.16	$1.41	$1.13	$1.16	$1.15	$1.21	$1.04	$0.88	$1.02
Accumulation unit value at end of period	$1.63	$1.46	$1.16	$1.41	$1.13	$1.16	$1.15	$1.21	$1.04	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	775	854	912	921	936	1,079	1,129	1,135	1,263	1,289

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.55	$2.05	$2.21	$1.89	$1.74	$1.77	$1.63	$1.20	$1.09	$1.14
Accumulation unit value at end of period	$3.01	$2.55	$2.05	$2.21	$1.89	$1.74	$1.77	$1.63	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	588	615	488	493	491	525	493	429	473	543
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.88	$0.96	$0.91	$0.93	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.01	$0.88	$0.96	$0.91	$0.93	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	648	538	514	505	362	277	70	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.51	$1.62	$1.44	$1.29	$1.44	$1.45	$1.46	$1.29	$1.28
Accumulation unit value at end of period	$1.78	$1.67	$1.51	$1.62	$1.44	$1.29	$1.44	$1.45	$1.46	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,305	2,562	2,749	3,180	3,154	3,648	5,504	6,989	9,044	8,355
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.38	$1.20	$1.04	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	782	797	699	658	680	654	380	207	90	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.03	$1.00	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.09	$1.01	$1.03	$1.00	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,937	4,577	3,912	4,577	2,632	1,389	1,099	576	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.97	$0.97	$0.96	$0.95	$0.93	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,105	4,054	4,094	3,922	2,933	2,739	2,694	1,200	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.35	$0.99	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,260	7,635	5,342	2,106	1,598	1,361	721	355	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12
Accumulation unit value at end of period	$2.25	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	31,483	35,373	37,619	37,388	37,852	40,657	39,641	37,097	30,798	27,379
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12
Accumulation unit value at end of period	$2.25	$1.98	$1.65	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	27,365	31,796	37,158	41,390	47,922	57,650	61,976	97,109	109,832	142,959
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.45	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	33,769	21,788	19,571	20,282	22,999	19,512	19,398	24,424	33,352	25,356
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.45	$1.34	$1.23	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	37,281	31,846	34,013	39,711	50,597	52,520	64,928	107,857	191,955	172,997
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,357	23,765	16,215	3,674	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,302	31,288	14,644	3,261	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.07	$1.11	$1.04	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129,112	88,836	78,394	78,932	84,132	49,423	29,190	12,422	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.25	$1.11	$1.18	$1.07	$1.05	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260,035	259,634	259,404	266,316	281,192	203,172	143,077	60,795	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.31	$1.13	$1.11	$1.16	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,385,806	1,425,722	1,457,370	1,376,963	1,281,709	1,150,172	795,285	303,834	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.33	$1.16	$1.24	$1.10	$1.07	$1.11	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,788,240	1,880,355	1,935,601	1,895,549	1,830,017	1,498,589	1,060,757	459,820	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.86	$1.66	$1.45	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	258,779	249,018	232,423	231,878	234,086	230,941	221,597	205,380	188,879	158,255
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.86	$1.67	$1.45	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	432,805	481,057	538,897	601,348	670,062	745,592	820,237	964,702	1,029,788	1,147,869
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.05	$1.82	$1.55	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	116,467	124,755	133,681	134,450	135,206	138,540	133,178	135,654	118,429	110,904
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.05	$1.82	$1.55	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	85,456	100,628	121,360	142,292	164,597	194,703	218,248	350,986	428,503	553,318
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.64	$1.49	$1.33	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	71,189	70,164	57,882	55,606	57,950	53,926	50,355	50,123	55,877	48,500
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.64	$1.50	$1.33	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	93,097	103,336	114,508	133,233	161,724	177,375	206,057	275,868	368,244	376,142
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.19	$1.11	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,935	964	644	847	869	690	489	41	46	8
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.84	$2.46	$1.97	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	491	502	458	469	464	504	379	232	69	45
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.13	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00
Accumulation unit value at end of period	$2.46	$2.13	$1.71	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	492	563	684	827	928	1,126	1,320	1,631	1,764	2,094
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.59	$1.45	$1.24	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	638	678	620	764	719	674	373	157	80	41
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16
Accumulation unit value at end of period	$1.97	$1.63	$1.30	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,509	2,547	2,567	2,097	1,668	1,512	615	167	72	35
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.23	$1.29	$1.15	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2,421	3,104	3,014	2,568	1,882	864	430	147	75	74
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29
Accumulation unit value at end of period	$3.37	$2.46	$2.06	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	960	607	601	371	326	401	168	82	25	12
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.13	$2.07	$1.75	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	519	527	528	371	332	279	225	87	37	22
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.71	$2.00	$1.89	$1.52	$1.70	$1.68	$1.26	$1.12	$1.19
Accumulation unit value at end of period	$2.08	$2.02	$1.71	$2.00	$1.89	$1.52	$1.70	$1.68	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	537	613	716	756	877	1,076	1,237	1,526	1,854	2,309

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79,184	51,729	22,819	13,765	1,592	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443,648	406,725	279,931	163,769	36,430	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284,483	278,100	209,061	131,449	18,587	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$2.17	$1.69	$2.07	$1.58	$1.62	$1.63	$1.73	$1.43	$1.19	$1.40
Accumulation unit value at end of period	$2.45	$2.17	$1.69	$2.07	$1.58	$1.62	$1.63	$1.73	$1.43	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,956	3,662	4,090	4,156	4,380	4,923	5,399	5,572	5,891	6,758
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.96	$2.28	$2.34	$1.98	$1.76	$1.79	$1.73	$1.30	$1.10	$1.15
Accumulation unit value at end of period	$3.63	$2.96	$2.28	$2.34	$1.98	$1.76	$1.79	$1.73	$1.30	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,236	2,565	2,858	3,146	3,468	4,034	4,250	4,824	5,244	5,910
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.37	$1.11	$1.09	$1.08	$1.16	$0.98	$0.87	$1.01
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.37	$1.11	$1.09	$1.08	$1.16	$0.98	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	979	1,015	1,141	1,286	1,209	1,496	1,484	1,596	1,820	1,958
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.84	$2.18	$2.38	$2.00	$1.80	$1.88	$1.72	$1.33	$1.16	$1.24
Accumulation unit value at end of period	$3.40	$2.84	$2.18	$2.38	$2.00	$1.80	$1.88	$1.72	$1.33	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,008	1,118	1,310	1,333	1,398	1,592	1,680	1,777	2,194	2,727
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.23	$2.62	$2.61	$2.10	$1.97	$2.05	$2.11	$1.42	$1.33	$1.41
Accumulation unit value at end of period	$5.04	$3.23	$2.62	$2.61	$2.10	$1.97	$2.05	$2.11	$1.42	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	2,607	2,608	2,666	2,114	2,098	2,213	1,782	1,684	1,836	1,868
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.20	$1.06	$1.12	$1.05	$0.92	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	835	1,070	846	862	475	350	442	234	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.29	$1.13	$1.24	$1.09	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.92	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$3.91	$2.92	$2.20	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.99	$1.00	$0.72	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.70	$0.94	$0.79	$0.99	$1.00	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	30	11	3	14	32	9	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$2.05	$2.06	$1.64	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	42	41	35	28	39	39	23	14
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.41	$1.21	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	31	13	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.84	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$2.13	$1.84	$1.51	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	115	159	182	182	27	35	35	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.55	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.53	$0.55	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.08	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$2.51	$2.08	$1.59	$1.77	$1.47	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.26	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$2.55	$2.26	$1.84	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	26	32	32	26	26	26	26	26	14
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.91	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.90	$1.91	$1.56	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	31	38	38	32	32	33	34	34	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$1.15	$1.09	$0.98	$1.07	$0.97	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.77	$1.35	$1.04	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	36	49	37	38	39	40	40	40	15
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.91	$0.83	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	23
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.94	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	58	28	28	—	—	—	184	117	46
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.52	$1.45	$1.25	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	51	93	85	83	85	87	91	92	100
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.48	$1.42	$1.24	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	39	67	68	69	73	77	78	104	37
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.17	$1.09	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	50	44	45	48	51	49	50	102
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.53	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$3.37	$2.53	$1.89	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	20	22	22	23	23	26	23	15
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.40	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$2.80	$2.40	$1.85	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	33	90	90	90	90	—	—	16
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.08	$1.02	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15	17	21	21	21	21	21	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.39	$1.20	$1.02	$1.09	$0.99	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.09	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$2.79	$2.09	$1.57	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	6	3	3	3	3	3	3	3

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.54	$1.43	$1.16	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	15	19	18	19	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.32	$2.20	$1.76	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$2.19	$2.06	$1.59	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	6	6	6	6	4	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.86	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$2.00	$1.86	$1.60	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.27	$1.17	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	51	123	123	115	117	119	111	139	178
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.15	$1.11	$1.05	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	36	39	61	74	40	58	66	63
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.05	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.08	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.51	$1.61	$1.29	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	20	22	42	42	69	56	45	40
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$1.22	$1.18	$1.03	$1.24	$1.01	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.59	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$3.37	$2.59	$1.99	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	3	3	1	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.32	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$3.14	$2.32	$1.78	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.19	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.23	$2.19	$1.71	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14	23	23	17	17	17	17	15	8
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.33	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$4.03	$2.33	$1.85	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.87	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.90	$1.87	$1.50	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	23	13	2	9	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	8	21	21

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.33	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.49	$2.33	$1.85	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	3	3	1	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.96	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	13	77	33	32
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.18	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$2.74	$2.18	$1.56	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.21	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.85	$2.21	$1.71	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32	40	39	59	56	75	72	74	14
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.87	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$2.18	$1.87	$1.54	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	3	11	16	16	23	18	23	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.23	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	37	45	38	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.34	$1.35	$1.17	$1.24	$1.14	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	15	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.77	$1.46	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.99	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$2.07	$1.99	$1.59	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23	32	28	29	29	30	31	42	20
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.86	$0.94	$0.90	$0.91	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.86	$0.94	$0.90	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.60	$1.87	$1.38	$1.40	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$2.61	$2.08	$1.60	$1.87	$1.38	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	14	13	8	5	5	5	3	6
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.09	$1.07	$0.98	$1.04	$0.99	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	5	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$2.51	$2.12	$1.70	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$1.32	$1.22	$1.07	$1.16	$1.07	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	23	8	2	12	—	8	5	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.45	$1.29	$1.07	$1.15	$0.98	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.20	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	30	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.19	$1.09	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	28	104	130	83	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.41	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$3.16	$2.41	$1.80	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13	17	17	17	17	17	17	14	13
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.47	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.83	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.91	$1.83	$1.48	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	3	7	7	19	8	8	18	4
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$5.49	$2.20	$1.59	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	5
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$2.52	$2.14	$1.72	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.01	$0.88	$0.96	$0.91	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.23	$1.11	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	12	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.19	$1.03	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.91	$0.97	$0.96	$0.96	$0.95	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$1.35	$0.98	$0.72	$0.86	$0.78	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	48	13	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.91	$1.68	$1.40	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	251	208	208	163	53	53	53	53	53
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.22	$1.11	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	230	12	12	12	12	12	12	12	81
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	17	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.26	$1.18	$1.06	$1.10	$1.04	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	134	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.35	$1.25	$1.11	$1.17	$1.07	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,250	1,269	532	—	198	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.31	$1.13	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	1,830	1,901	2,706	2,673	3,082	3,221	1,702	763	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.55	$1.42	$1.24	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,388	7,519	8,023	8,887	8,948	9,290	11,358	11,955	8,497
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.25	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	729	803	809	827	847	1,110	1,111	1,111	318
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.75	$1.55	$1.32	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	318	374	362	297	283	285	274	258	18
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.18	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	107	616	641	723	619	517	571	573	140
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.04	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	7
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$2.32	$2.01	$1.61	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	18	24	23	23	24	25	26	26	5
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.13	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.41	$1.13	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	11	9	12	7	15	12	8	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.14	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	4	4	4	4	10
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$2.35	$1.71	$1.43	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.63	$1.38	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.07	$1.11	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	13	—	—	—	—	—	—	—

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.37	$1.15	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	403	438	405	78	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.11	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	86	23	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.16	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$2.58	$2.16	$1.66	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	11	11	11	11	9	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.12	$1.72	$1.72	$1.38	$1.29	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$3.31	$2.12	$1.72	$1.72	$1.38	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	9	22	14	2	10	—	—	—	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$1.27	$1.19	$1.06	$1.12	$1.04	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.29	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,133	1,199	682	577	504	435	433	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$2.01	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24
Accumulation unit value at end of period	$2.76	$2.01	$1.57	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	94	100	84	253	259	277	290	309	288	415
AB VPS Growth and Income Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$2.84	$2.33	$2.50	$2.13	$1.95	$1.94	$1.80	$1.35	$1.17	$1.11
Accumulation unit value at end of period	$2.88	$2.84	$2.33	$2.50	$2.13	$1.95	$1.94	$1.80	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	673	783	883	1,042	1,165	1,389	1,629	1,714	2,074	2,548
AB VPS International Value Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.83	$1.59	$2.09	$1.69	$1.72	$1.70	$1.84	$1.52	$1.35	$1.69
Accumulation unit value at end of period	$1.85	$1.83	$1.59	$2.09	$1.69	$1.72	$1.70	$1.84	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,204	1,374	1,521	1,760	2,127	2,375	2,643	3,099	3,734	4,866
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.90	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21
Accumulation unit value at end of period	$5.21	$3.90	$2.94	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,614	2,358	2,049	1,748	1,439	1,422	954	660	660	250
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.69	$0.94	$0.79	$0.98	$1.00	$0.72	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,557	3,892	3,975	4,151	3,546	3,236	2,228	543	—	—
American Century VP International, Class II (2/13/2002)
Accumulation unit value at beginning of period	$2.26	$1.79	$2.13	$1.65	$1.77	$1.78	$1.91	$1.58	$1.32	$1.52
Accumulation unit value at end of period	$2.81	$2.26	$1.79	$2.13	$1.65	$1.77	$1.78	$1.91	$1.58	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	425	426	466	516	573	661	780	850	987	1,335
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$2.39	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01
Accumulation unit value at end of period	$2.39	$2.39	$1.87	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	437	564	620	841	822	522	574	599	625	582
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$3.17	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03
Accumulation unit value at end of period	$4.68	$3.17	$2.38	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	543	559	546	530	641	631	701	770	915	992
American Century VP Value, Class II (2/13/2002)
Accumulation unit value at beginning of period	$3.07	$2.45	$2.73	$2.54	$2.14	$2.26	$2.02	$1.56	$1.38	$1.38
Accumulation unit value at end of period	$3.06	$3.07	$2.45	$2.73	$2.54	$2.14	$2.26	$2.02	$1.56	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,139	3,603	3,858	4,171	4,465	4,733	4,750	4,853	4,953	5,339

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.67	$1.40	$1.20	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	4,102	4,355	4,558	4,381	4,425	4,355	3,099	1,906	428	—
Calvert VP SRI Balanced Portfolio – Class I (2/13/2002)
Accumulation unit value at beginning of period	$2.26	$1.83	$1.91	$1.72	$1.62	$1.67	$1.54	$1.33	$1.21	$1.17
Accumulation unit value at end of period	$2.57	$2.26	$1.83	$1.91	$1.72	$1.62	$1.67	$1.54	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	382	380	385	419	452	524	596	614	583	649
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.85	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04
Accumulation unit value at end of period	$4.03	$2.85	$2.27	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	86	106	113	107	116	150	176	184	116	142
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.56	$2.11	$2.27	$2.00	$1.91	$1.90	$1.74	$1.45	$1.29	$1.27
Accumulation unit value at end of period	$2.97	$2.56	$2.11	$2.27	$2.00	$1.91	$1.90	$1.74	$1.45	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	11,918	11,684	11,070	10,404	9,620	6,606	4,407	3,681	3,269	3,744
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	903	728	820	1,020	675	523	355	32	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.07	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.50	$2.07	$1.58	$1.76	$1.47	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,162	4,948	5,072	5,544	5,240	3,941	1,859	342	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.20	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21
Accumulation unit value at end of period	$3.60	$3.20	$2.60	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,097	1,182	1,138	744	732	705	509	134	80	49
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.86	$2.32	$2.44	$1.99	$1.87	$1.87	$1.65	$1.25	$1.11	$1.07
Accumulation unit value at end of period	$3.22	$2.86	$2.32	$2.44	$1.99	$1.87	$1.87	$1.65	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	887	1,064	1,148	1,237	1,598	1,912	2,126	2,670	3,109	3,980
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.37	$2.38	$1.94	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,877	2,939	2,622	2,889	2,878	2,367	2,401	1,739	1,079	901
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.25	$2.65	$2.85	$2.53	$2.25	$2.34	$2.16	$1.72	$1.53	$1.63
Accumulation unit value at end of period	$3.24	$3.25	$2.65	$2.85	$2.53	$2.25	$2.34	$2.16	$1.72	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	2,413	2,966	3,235	4,113	4,760	5,343	6,204	7,057	8,522	11,111
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.08	$0.98	$1.07	$0.97	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	981	1,094	946	1,039	680	523	498	254	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.88	$1.43	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4,660	4,559	4,514	3,822	2,784	2,778	2,626	2,147	1,444	982
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$4.04	$3.11	$4.02	$2.76	$2.66	$2.96	$3.07	$3.16	$2.65	$3.40
Accumulation unit value at end of period	$5.32	$4.04	$3.11	$4.02	$2.76	$2.66	$2.96	$3.07	$3.16	$2.65
Number of accumulation units outstanding at end of period (000 omitted)	463	553	592	653	762	971	1,096	1,470	1,611	1,940
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.02	$0.98	$0.90	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,597	1,551	1,568	1,392	1,282	1,407	1,544	1,916	2,345	1,777
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.55	$1.48	$1.52	$1.64	$1.65	$1.81	$1.72	$1.66
Accumulation unit value at end of period	$1.64	$1.59	$1.45	$1.55	$1.48	$1.52	$1.64	$1.65	$1.81	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	1,214	1,458	1,714	1,960	2,261	2,629	3,119	4,069	5,077	5,792
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.91	$0.92	$0.92	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	14,932	8,604	9,095	3,210	2,489	2,188	4,100	3,841	2,988	3,304

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06
Accumulation unit value at end of period	$0.97	$0.98	$0.98	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,255	1,989	2,503	1,767	2,795	2,879	3,212	3,817	3,990	5,730
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.78	$1.69	$1.47	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,543	3,247	3,157	3,432	3,485	3,338	3,308	2,366	2,347	1,717
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.89	$2.51	$2.65	$2.52	$2.28	$2.33	$2.28	$2.18	$1.90	$1.82
Accumulation unit value at end of period	$3.05	$2.89	$2.51	$2.65	$2.52	$2.28	$2.33	$2.28	$2.18	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	1,307	1,630	2,027	2,620	3,322	3,561	4,212	4,734	5,671	6,355
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.72	$1.65	$1.44	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,088	2,412	2,269	2,483	2,280	4,396	4,893	5,110	1,881	1,504
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$2.25	$1.96	$2.06	$1.96	$1.79	$1.83	$1.79	$1.72	$1.52	$1.45
Accumulation unit value at end of period	$2.35	$2.25	$1.96	$2.06	$1.96	$1.79	$1.83	$1.79	$1.72	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1,907	2,202	2,510	3,053	3,559	2,525	2,885	3,286	4,217	4,518
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.40	$1.26	$1.17	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,891	3,545	2,749	2,912	2,637	2,161	2,661	3,597	5,512	3,728
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.58	$1.54	$1.49	$1.51	$1.45	$1.50	$1.41	$1.34
Accumulation unit value at end of period	$1.87	$1.68	$1.56	$1.58	$1.54	$1.49	$1.51	$1.45	$1.50	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	5,838	6,204	6,366	7,414	8,459	9,169	10,127	12,817	18,482	20,159
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.40	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21
Accumulation unit value at end of period	$4.51	$3.40	$2.54	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,427	2,294	2,357	2,115	1,967	1,957	871	780	441	347
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.89	$2.16	$2.28	$1.80	$1.80	$1.67	$1.48	$1.15	$0.97	$1.02
Accumulation unit value at end of period	$3.85	$2.89	$2.16	$2.28	$1.80	$1.80	$1.67	$1.48	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	751	856	968	1,150	1,447	1,787	1,872	1,991	2,239	2,709
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.13	$2.42	$2.57	$2.15	$1.95	$1.96	$1.75	$1.34	$1.18	$1.17
Accumulation unit value at end of period	$3.65	$3.13	$2.42	$2.57	$2.15	$1.95	$1.96	$1.75	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10,371	11,080	9,042	7,913	6,216	5,727	4,397	3,312	2,590	3,038
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.17	$1.12	$1.05	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,147	4,213	3,803	2,772	2,252	1,815	1,789	1,413	1,113	1,220
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.20	$1.02	$1.09	$0.99	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,115	1,008	709	786	723	494	312	45	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27
Accumulation unit value at end of period	$3.39	$2.54	$1.91	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,257	1,210	1,065	937	785	832	505	338	175	117
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.08	$2.31	$2.45	$2.02	$2.00	$1.92	$1.81	$1.40	$1.27	$1.52
Accumulation unit value at end of period	$4.11	$3.08	$2.31	$2.45	$2.02	$2.00	$1.92	$1.81	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	173	228	284	285	308	383	371	453	560	877
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.72	$1.60	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,889	1,968	1,952	1,960	1,984	1,816	845	674	522	263
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.17	$1.75	$2.13	$1.69	$1.83	$1.76	$1.95	$1.61	$1.39	$1.60
Accumulation unit value at end of period	$2.34	$2.17	$1.75	$2.13	$1.69	$1.83	$1.76	$1.95	$1.61	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	479	572	642	782	933	752	667	806	885	1,090

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.91	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20
Accumulation unit value at end of period	$3.07	$2.91	$2.33	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,159	1,174	1,100	1,032	893	812	762	427	270	204
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.83	$2.27	$2.62	$2.19	$1.85	$1.97	$1.79	$1.32	$1.12	$1.16
Accumulation unit value at end of period	$2.99	$2.83	$2.27	$2.62	$2.19	$1.85	$1.97	$1.79	$1.32	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	336	440	543	358	402	600	829	710	665	477
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.78	$2.62	$2.02	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,119	1,214	1,216	1,400	1,398	1,396	956	600	271	231
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.83	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35
Accumulation unit value at end of period	$3.00	$2.83	$2.18	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	384	438	467	468	533	648	721	814	1,034	1,325
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.61	$2.43	$2.09	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,003	968	1,062	1,153	1,169	1,180	797	659	471	170
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.19	$2.74	$3.18	$2.87	$2.55	$2.67	$2.55	$1.74	$1.49	$1.65
Accumulation unit value at end of period	$3.44	$3.19	$2.74	$3.18	$2.87	$2.55	$2.67	$2.55	$1.74	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	157	225	251	258	313	364	391	424	452	705
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	7,251	7,011	5,217	5,015	4,464	3,303	2,667	2,602	3,268	2,125
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.05	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,069	893	852	792	991	852	666	745	881	1,095
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.20	$1.17	$1.16	$1.16	$1.11	$1.14	$1.14	$1.14
Accumulation unit value at end of period	$1.31	$1.27	$1.20	$1.20	$1.17	$1.16	$1.16	$1.11	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,786	1,776	2,112	2,603	3,123	3,392	4,235	5,295	6,553	7,651
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.46	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00
Accumulation unit value at end of period	$0.45	$0.46	$0.44	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	568	581	596	1,528	815	1,068	1,397	1,744	2,125	2,408
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,657	1,752	1,327	1,328	1,294	1,263	1,122	991	1,384	857
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.36	$1.26	$1.19	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,826	2,020	1,561	1,373	1,133	984	1,111	1,311	1,762	1,438
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.44	$1.42	$1.32	$1.36	$1.27	$1.36	$1.30	$1.19
Accumulation unit value at end of period	$1.62	$1.50	$1.41	$1.44	$1.42	$1.32	$1.36	$1.27	$1.36	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,623	1,995	2,319	2,718	3,142	3,388	3,714	4,528	6,547	7,560
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19
Accumulation unit value at end of period	$1.80	$1.92	$1.54	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,501	1,590	1,550	1,667	1,920	1,994	1,844	1,528	1,004	667
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.23	$1.01	$0.98	$1.04	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.02	$1.23	$1.01	$0.98	$1.04	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,056	1,997	1,779	1,306	530	290	86	36	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.74	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.27	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,393	1,637	1,797	1,874	2,133	—	—	—	—	—

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.52	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.57	$3.52	$2.71	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,339	1,314	1,339	1,021	744	437	316	247	154	67
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.30	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.46	$3.30	$2.52	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	931	944	914	761	699	558	379	198	144	91
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.75	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.80	$2.75	$2.15	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,726	2,531	2,406	2,362	2,200	1,518	889	773	565	344
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.20	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24
Accumulation unit value at end of period	$5.55	$3.20	$2.55	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,372	1,258	1,143	724	611	679	678	574	528	429
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17
Accumulation unit value at end of period	$2.42	$2.39	$1.92	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,266	1,344	1,154	1,042	932	961	865	752	632	401
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.13	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,844	923	709	703	620	552	497	502	637	565
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.92	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.11	$2.92	$2.31	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,810	2,139	2,013	1,763	1,394	1,007	575	560	544	381
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$3.26	$2.58	$2.90	$2.54	$2.13	$2.15	$1.94	$1.45	$1.25	$1.35
Accumulation unit value at end of period	$3.47	$3.26	$2.58	$2.90	$2.54	$2.13	$2.15	$1.94	$1.45	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	283	338	315	292	206	187	156	168	218	282
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.97	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,935	1,583	1,423	1,993	1,417	972	618	335	395	320
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.95	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19
Accumulation unit value at end of period	$3.71	$2.95	$2.11	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,057	1,141	1,069	1,270	1,063	1,128	594	356	218	225
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.08	$1.04	$0.92	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	846	915	1,064	1,129	1,269	1,268	1,159	896	228	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (5/1/2006)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14
Accumulation unit value at end of period	$1.42	$1.41	$1.33	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,103	2,623	3,601	3,408	4,072	4,727	6,455	8,259	5,538	6,419
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$2.50	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05
Accumulation unit value at end of period	$3.21	$2.50	$1.92	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9,258	9,782	9,552	10,078	10,461	11,918	10,949	10,325	10,153	11,122
Fidelity® VIP Growth & Income Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.83	$2.21	$2.47	$2.14	$1.87	$1.94	$1.78	$1.35	$1.16	$1.16
Accumulation unit value at end of period	$3.01	$2.83	$2.21	$2.47	$2.14	$1.87	$1.94	$1.78	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,074	1,266	1,557	1,756	2,042	2,291	2,557	2,893	3,338	4,067
Fidelity® VIP Mid Cap Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$4.29	$3.53	$4.19	$3.52	$3.18	$3.27	$3.12	$2.33	$2.05	$2.33
Accumulation unit value at end of period	$5.00	$4.29	$3.53	$4.19	$3.52	$3.18	$3.27	$3.12	$2.33	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	3,764	4,405	4,418	4,805	4,976	5,488	5,341	5,816	6,547	8,022
Fidelity® VIP Overseas Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.34	$1.85	$2.21	$1.72	$1.84	$1.80	$1.99	$1.54	$1.30	$1.59
Accumulation unit value at end of period	$2.66	$2.34	$1.85	$2.21	$1.72	$1.84	$1.80	$1.99	$1.54	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	538	545	718	792	945	1,109	1,245	1,403	1,536	1,936

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.06	$1.10	$1.04	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,712	10,065	7,409	6,336	4,238	3,345	2,973	530	—	—
Franklin Global Real Estate VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.38	$1.97	$2.14	$1.96	$1.97	$1.98	$1.75	$1.73	$1.37	$1.47
Accumulation unit value at end of period	$2.23	$2.38	$1.97	$2.14	$1.96	$1.97	$1.98	$1.75	$1.73	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	705	834	991	1,155	1,402	1,733	1,968	2,260	2,435	2,639
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,995	5,083	5,060	4,376	4,296	5,121	4,599	864	—	—
Franklin Mutual Shares VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.52	$2.08	$2.32	$2.17	$1.89	$2.01	$1.90	$1.50	$1.33	$1.36
Accumulation unit value at end of period	$2.37	$2.52	$2.08	$2.32	$2.17	$1.89	$2.01	$1.90	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,605	1,684	1,948	2,087	2,078	2,317	2,485	2,751	3,107	3,633
Franklin Small Cap Value VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.86	$3.09	$3.59	$3.29	$2.56	$2.79	$2.81	$2.09	$1.78	$1.88
Accumulation unit value at end of period	$4.01	$3.86	$3.09	$3.59	$3.29	$2.56	$2.79	$2.81	$2.09	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	1,669	1,940	1,847	2,091	2,042	2,005	2,092	1,922	2,057	2,496
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$4.02	$3.09	$3.50	$3.19	$2.84	$3.16	$2.82	$2.15	$1.83	$1.98
Accumulation unit value at end of period	$4.31	$4.02	$3.09	$3.50	$3.19	$2.84	$3.16	$2.82	$2.15	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	909	1,080	1,247	1,532	1,808	2,160	2,452	2,896	3,719	4,717
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	941	822	602	530	392	337	85	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.05	$2.46	$2.66	$2.17	$1.98	$2.01	$1.75	$1.28	$1.14	$1.10
Accumulation unit value at end of period	$3.54	$3.05	$2.46	$2.66	$2.17	$1.98	$2.01	$1.75	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	612	757	1,006	1,085	1,312	1,573	1,694	2,113	2,613	3,289
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.02	$2.33	$2.72	$2.02	$2.05	$2.00	$1.98	$1.58	$1.32	$1.46
Accumulation unit value at end of period	$3.80	$3.02	$2.33	$2.72	$2.02	$2.05	$2.00	$1.98	$1.58	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3,090	3,065	3,124	2,835	2,560	3,117	2,651	2,554	2,440	2,763
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.63	$1.55	$1.48	$1.53	$1.51	$1.54	$1.38	$1.38
Accumulation unit value at end of period	$1.71	$1.68	$1.53	$1.63	$1.55	$1.48	$1.53	$1.51	$1.54	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	4,351	5,069	5,415	6,884	7,596	9,456	11,272	13,581	17,582	20,765
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$3.18	$2.55	$2.89	$2.57	$2.21	$2.38	$2.16	$1.55	$1.33	$1.38
Accumulation unit value at end of period	$3.76	$3.18	$2.55	$2.89	$2.57	$2.21	$2.38	$2.16	$1.55	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,965	1,984	2,251	2,294	2,023	1,973	1,628	1,577	1,506	1,679
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.39	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—
Accumulation unit value at end of period	$3.35	$2.39	$1.77	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	438	599	704	739	955	1,178	1,420	2,006	2,437	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.21	$1.07	$1.16	$1.07	$0.97	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,349	2,664	2,577	3,205	3,225	3,496	2,734	2,301	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.62	$2.12	$2.45	$2.11	$1.83	$1.97	$1.83	$1.36	$1.16	$1.20
Accumulation unit value at end of period	$2.56	$2.62	$2.12	$2.45	$2.11	$1.83	$1.97	$1.83	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,650	1,928	2,195	2,400	2,997	3,560	3,960	4,816	5,740	7,423

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.15	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	$1.00
Accumulation unit value at end of period	$2.13	$2.15	$1.74	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	511	538	589	914	995	768	900	810	429	539
Invesco V.I. Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.71	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03
Accumulation unit value at end of period	$3.06	$2.71	$2.08	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	230	253	267	301	354	521	411	367	341	383
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$2.00	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36
Accumulation unit value at end of period	$2.25	$2.00	$1.58	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	419	544	665	733	949	1,076	1,050	959	1,079	1,233
Invesco V.I. Technology Fund, Series I Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.55	$1.90	$1.93	$1.44	$1.47	$1.39	$1.27	$1.03	$0.94	$1.00
Accumulation unit value at end of period	$3.67	$2.55	$1.90	$1.93	$1.44	$1.47	$1.39	$1.27	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	421	453	494	463	432	506	505	586	728	1,003
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.29	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	821	843	865	917	1,230	2,299	3,297	1,387	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,017	5,835	3,224	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.01	$1.03	$1.01	$1.00	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,838	3,282	3,245	3,672	4,198	2,494	787	243	—	—
Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$4.96	$3.46	$3.47	$2.43	$2.16	$2.09	$1.93	$1.44	$1.23	$1.36
Accumulation unit value at end of period	$7.38	$4.96	$3.46	$3.47	$2.43	$2.16	$2.09	$1.93	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	86	73	69	67	69	85	88	93	96	122
Janus Henderson VIT Overseas Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.50	$2.00	$2.38	$1.84	$2.00	$2.22	$2.55	$2.26	$2.02	$3.02
Accumulation unit value at end of period	$2.86	$2.50	$2.00	$2.38	$1.84	$2.00	$2.22	$2.55	$2.26	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	56	64	97	112	139	157	190	240	318	534
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.47	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95
Accumulation unit value at end of period	$3.24	$2.47	$1.85	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,432	1,516	1,298	936	963	1,036	872	904	1,063	1,400
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.46	$1.26	$1.36	$1.14	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,032	1,273	1,304	1,080	996	839	677	397	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.77	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.77	$1.28	$1.29	$1.02	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	923	927	1,016	1,136	1,326	1,466	—	—	—	—
MFS® New Discovery Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$3.58	$2.56	$2.64	$2.11	$1.97	$2.03	$2.23	$1.59	$1.34	$1.51
Accumulation unit value at end of period	$5.15	$3.58	$2.56	$2.64	$2.11	$1.97	$2.03	$2.23	$1.59	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	317	319	330	383	466	530	703	924	1,014	1,248
MFS® Utilities Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$4.96	$4.02	$4.04	$3.57	$3.25	$3.86	$3.47	$2.92	$2.61	$2.48
Accumulation unit value at end of period	$5.18	$4.96	$4.02	$4.04	$3.57	$3.25	$3.86	$3.47	$2.92	$2.61
Number of accumulation units outstanding at end of period (000 omitted)	1,698	1,860	1,841	2,062	2,066	2,380	2,670	2,644	2,679	2,928
Morgan Stanley VIF Discovery Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$2.97	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28
Accumulation unit value at end of period	$7.39	$2.97	$2.14	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,718	1,527	1,151	745	647	865	1,012	933	1,242	1,686
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03
Accumulation unit value at end of period	$1.28	$1.52	$1.30	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	424	471	557	671	847	1,071	1,292	1,547	1,651	1,854

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman AMT International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90
Accumulation unit value at end of period	$1.43	$1.28	$1.02	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	75	111	113	157	182	206	208	237	220	287
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19
Accumulation unit value at end of period	$3.10	$2.63	$2.12	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	305	415	265	265	192	230	230	158	115	81
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.88	$0.96	$0.91	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.88	$0.96	$0.91	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	410	441	411	415	289	373	21	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.60	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24
Accumulation unit value at end of period	$1.71	$1.60	$1.45	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,764	2,080	2,306	2,689	3,195	3,992	5,897	7,334	9,642	8,325
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.37	$1.19	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	342	335	324	269	262	370	339	332	233	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,356	3,114	2,254	1,961	1,423	928	580	264	—	—
Putnam VT Global Health Care Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$3.21	$2.49	$2.54	$2.23	$2.54	$2.39	$1.89	$1.35	$1.12	$1.15
Accumulation unit value at end of period	$3.69	$3.21	$2.49	$2.54	$2.23	$2.54	$2.39	$1.89	$1.35	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	254	326	358	451	532	506	379	412	433	508
Putnam VT International Equity Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.89	$1.53	$1.91	$1.53	$1.58	$1.60	$1.74	$1.37	$1.14	$1.39
Accumulation unit value at end of period	$2.09	$1.89	$1.53	$1.91	$1.53	$1.58	$1.60	$1.74	$1.37	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	179	175	193	257	286	335	320	366	444	703
Putnam VT Sustainable Leaders Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$3.24	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13
Accumulation unit value at end of period	$4.13	$3.24	$2.41	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	180	183	165	219	200	208	225	107	106	136
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.97	$0.96	$0.95	$0.95	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,238	3,151	2,281	2,297	2,140	2,335	1,820	681	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	$1.00	—	—
Accumulation unit value at end of period	$1.34	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.77	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,975	1,463	1,449	923	695	526	375	184	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.23	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	49,831	59,259	67,068	78,567	87,255	100,483	105,357	112,247	95,228	88,245
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12
Accumulation unit value at end of period	$2.23	$1.96	$1.63	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,002	1,298	1,590	2,691	2,829	3,506	3,789	5,048	5,386	7,382
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.44	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	51,946	39,818	40,482	48,720	59,311	58,818	70,948	106,272	160,513	106,320
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.44	$1.33	$1.22	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,012	3,163	3,758	4,225	4,776	6,583	8,205	11,689	18,739	19,708
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,836	5,536	2,942	111	—	—	—	—	—	—

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,196	3,162	985	285	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.06	$1.10	$1.03	$1.02	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,645	12,880	11,719	10,687	14,633	9,712	9,371	3,637	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.25	$1.11	$1.17	$1.07	$1.04	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,160	38,633	37,933	40,095	47,465	39,217	33,530	9,694	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.39	$1.19	$1.31	$1.13	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201,580	214,205	221,885	231,063	234,714	242,820	202,464	52,708	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.54	$1.41	$1.23	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	250,982	270,038	290,652	306,488	322,387	324,682	292,621	141,007	36,030	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.84	$1.65	$1.43	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	594,330	639,487	687,203	732,837	776,338	817,719	863,442	970,843	983,581	803,653
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09
Accumulation unit value at end of period	$1.84	$1.65	$1.44	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	23,491	26,188	30,699	35,938	42,319	48,141	55,451	63,550	66,495	76,905
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.03	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	169,222	198,212	238,218	284,009	321,871	363,007	395,159	448,743	416,636	380,432
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.03	$1.80	$1.54	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,901	5,781	7,045	8,352	8,425	11,325	12,393	17,092	20,325	28,510
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.62	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	101,633	104,479	109,727	126,804	147,800	157,110	182,170	236,976	315,033	235,332
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.63	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	7,114	8,117	9,224	11,178	14,197	16,266	19,251	23,130	30,768	33,844
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	988	1,089	1,143	1,062	1,219	969	823	728	1,316	1,006
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.81	$2.43	$1.95	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	605	660	732	811	885	968	726	424	354	310
Variable Portfolio – Partners Core Equity Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$2.04	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96
Accumulation unit value at end of period	$2.35	$2.04	$1.63	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	138	278	311	354	386	452	510	560	547	742
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.58	$1.44	$1.23	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	686	569	503	577	608	716	593	347	376	230
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16
Accumulation unit value at end of period	$1.95	$1.61	$1.29	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,178	2,084	2,338	2,361	2,156	1,988	1,427	944	741	433

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.40	$1.14	$1.06	$1.17	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.21	$1.28	$1.14	$1.40	$1.14	$1.06	$1.17	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2,277	2,099	1,998	1,546	1,230	1,301	873	929	723	479
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29
Accumulation unit value at end of period	$3.33	$2.44	$2.04	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	429	538	397	388	318	346	228	272	178	96
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.11	$2.05	$1.74	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	238	279	267	344	355	324	315	238	215	165
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.14	$2.66	$3.11	$2.94	$2.37	$2.65	$2.63	$1.97	$1.76	$1.86
Accumulation unit value at end of period	$3.23	$3.14	$2.66	$3.11	$2.94	$2.37	$2.65	$2.63	$1.97	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	522	625	671	745	878	1,013	1,110	1,346	1,725	2,181
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.07	$1.11	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,623	8,661	2,924	1,781	227	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,323	41,911	28,905	19,202	4,033	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,173	35,067	24,516	13,799	3,724	—	—	—	—	—
Wanger International (2/13/2002)
Accumulation unit value at beginning of period	$4.62	$3.60	$4.43	$3.37	$3.46	$3.50	$3.70	$3.06	$2.55	$3.02
Accumulation unit value at end of period	$5.22	$4.62	$3.60	$4.43	$3.37	$3.46	$3.50	$3.70	$3.06	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	837	998	1,159	1,316	1,545	1,784	2,115	2,380	2,671	3,403
Wanger USA (2/13/2002)
Accumulation unit value at beginning of period	$4.45	$3.43	$3.53	$2.98	$2.66	$2.70	$2.61	$1.98	$1.67	$1.75
Accumulation unit value at end of period	$5.46	$4.45	$3.43	$3.53	$2.98	$2.66	$2.70	$2.61	$1.98	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	1,357	1,487	1,709	1,967	2,385	2,789	3,101	3,704	4,290	5,535
Wells Fargo VT Index Asset Allocation Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.74	$2.30	$2.40	$2.17	$2.04	$2.03	$1.74	$1.48	$1.32	$1.26
Accumulation unit value at end of period	$3.15	$2.74	$2.30	$2.40	$2.17	$2.04	$2.03	$1.74	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	119	120	267	333	371	407	424	445	523	603
Wells Fargo VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.83	$1.49	$1.46	$1.45	$1.55	$1.31	$1.17	$1.36
Accumulation unit value at end of period	$1.77	$1.71	$1.50	$1.83	$1.49	$1.46	$1.45	$1.55	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	510	593	597	797	819	970	969	1,078	1,221	1,411
Wells Fargo VT Opportunity Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.50	$2.69	$2.94	$2.47	$2.23	$2.32	$2.13	$1.65	$1.45	$1.55
Accumulation unit value at end of period	$4.19	$3.50	$2.69	$2.94	$2.47	$2.23	$2.32	$2.13	$1.65	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	837	888	1,019	1,139	1,077	1,223	954	1,074	1,295	1,577
Wells Fargo VT Small Cap Growth Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.73	$3.03	$3.02	$2.43	$2.28	$2.38	$2.46	$1.65	$1.55	$1.65
Accumulation unit value at end of period	$5.82	$3.73	$3.03	$3.02	$2.43	$2.28	$2.38	$2.46	$1.65	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	1,755	1,586	1,463	1,152	1,098	1,391	951	1,040	1,006	1,106
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.06	$1.12	$1.04	$0.91	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,009	751	537	493	345	383	293	47	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.23	$1.09	$1.07	$1.10	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	28	81	56	48	—	—

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.58	$1.78	$1.32	$1.35	$1.33	$1.29	$1.06	$0.95	$1.25
Accumulation unit value at end of period	$2.79	$2.03	$1.58	$1.78	$1.32	$1.35	$1.33	$1.29	$1.06	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	89	64	83	46	17	16	18	37	42	48
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.39	$1.96	$2.11	$1.80	$1.64	$1.64	$1.52	$1.14	$0.99	$0.94
Accumulation unit value at end of period	$2.42	$2.39	$1.96	$2.11	$1.80	$1.64	$1.64	$1.52	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	157	171	119	100	153	166	200	202	247	277
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.88	$0.76	$1.00	$0.81	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81
Accumulation unit value at end of period	$0.89	$0.88	$0.76	$1.00	$0.81	$0.83	$0.82	$0.89	$0.73	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	447	620	669	709	635	697	817	857	911	1,158
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.44	$2.59	$2.57	$1.97	$1.95	$1.78	$1.59	$1.17	$1.02	$1.07
Accumulation unit value at end of period	$4.59	$3.44	$2.59	$2.57	$1.97	$1.95	$1.78	$1.59	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	209	136	126	108	202	204	75	70	39	17
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.69	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	208	305	374	312	297	213	65	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.94	$2.31	$2.69	$2.44	$2.01	$2.07	$1.80	$1.41	$1.23	$1.25
Accumulation unit value at end of period	$2.94	$2.94	$2.31	$2.69	$2.44	$2.01	$2.07	$1.80	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	156	187	219	277	276	265	311	302	323	327
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.31	$2.49	$2.51	$1.92	$1.87	$1.78	$1.64	$1.21	$1.08	$1.09
Accumulation unit value at end of period	$4.88	$3.31	$2.49	$2.51	$1.92	$1.87	$1.78	$1.64	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	135	199	223	182	145	135	124	105	96	96
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.29	$1.83	$2.04	$1.90	$1.60	$1.69	$1.52	$1.17	$1.03	$1.04
Accumulation unit value at end of period	$2.28	$2.29	$1.83	$2.04	$1.90	$1.60	$1.69	$1.52	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	373	533	567	658	735	784	875	941	1,133	1,106
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.40	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	147	204	232	271	247	307	367	268	31	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.83	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04
Accumulation unit value at end of period	$4.01	$2.83	$2.26	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	136	132	124	75	76	48	71	69	46	47
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$3.55	$2.93	$3.15	$2.79	$2.65	$2.64	$2.43	$2.02	$1.79	$1.77
Accumulation unit value at end of period	$4.13	$3.55	$2.93	$3.15	$2.79	$2.65	$2.64	$2.43	$2.02	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	15,497	16,878	18,752	20,765	22,904	24,698	26,658	29,047	31,868	35,492
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.14	$1.76	$1.90	$1.68	$1.60	$1.59	$1.46	$1.22	$1.08	$1.07
Accumulation unit value at end of period	$2.48	$2.14	$1.76	$1.90	$1.68	$1.60	$1.59	$1.46	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,445	1,525	1,879	2,218	2,295	1,730	1,332	1,286	912	953
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	3	25	3	7	4	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.07	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.49	$2.07	$1.58	$1.76	$1.46	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	135	176	141	158	50	25	3	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.19	$2.59	$2.73	$2.23	$2.09	$2.11	$1.85	$1.40	$1.25	$1.21
Accumulation unit value at end of period	$3.58	$3.19	$2.59	$2.73	$2.23	$2.09	$2.11	$1.85	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$3.38	$2.75	$2.89	$2.36	$2.21	$2.22	$1.95	$1.48	$1.31	$1.27
Accumulation unit value at end of period	$3.81	$3.38	$2.75	$2.89	$2.36	$2.21	$2.22	$1.95	$1.48	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	34,752	38,233	42,387	47,017	51,879	57,779	63,628	70,870	79,845	91,927

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.54	$2.06	$2.17	$1.77	$1.66	$1.67	$1.46	$1.11	$0.99	$0.95
Accumulation unit value at end of period	$2.86	$2.54	$2.06	$2.17	$1.77	$1.66	$1.67	$1.46	$1.11	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	237	261	324	265	267	302	262	253	251	209
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$1.94	$2.09	$1.85	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.36	$2.37	$1.94	$2.09	$1.85	$1.65	$1.72	$1.59	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$3.16	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59
Accumulation unit value at end of period	$3.15	$3.16	$2.58	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	15,779	17,556	19,926	22,876	26,192	29,749	34,044	38,256	43,172	51,706
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.66	$1.79	$1.58	$1.41	$1.47	$1.36	$1.08	$0.96	$1.03
Accumulation unit value at end of period	$2.03	$2.03	$1.66	$1.79	$1.58	$1.41	$1.47	$1.36	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,026	1,180	1,451	1,611	1,749	1,706	1,947	2,125	2,176	2,480
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.08	$0.97	$1.07	$0.97	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	60	126	144	45	49	48	18	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.87	$1.42	$1.10	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	7	9	12	15	25	25	22	18	16	8
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.53	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14
Accumulation unit value at end of period	$3.33	$2.53	$1.95	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	9,771	10,588	11,977	13,424	14,827	16,853	18,992	21,919	25,559	31,273
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.01	$1.55	$2.00	$1.38	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70
Accumulation unit value at end of period	$2.65	$2.01	$1.55	$2.00	$1.38	$1.33	$1.48	$1.53	$1.58	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	414	499	577	594	568	582	601	628	662	686
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.90	$0.96	$0.92	$0.94	$1.02	$1.03	$1.13	$1.07	$1.04
Accumulation unit value at end of period	$1.01	$0.98	$0.90	$0.96	$0.92	$0.94	$1.02	$1.03	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	6	6	6	17	17	17	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (5/1/1996)
Accumulation unit value at beginning of period	$1.77	$1.62	$1.73	$1.66	$1.70	$1.84	$1.84	$2.02	$1.93	$1.86
Accumulation unit value at end of period	$1.83	$1.77	$1.62	$1.73	$1.66	$1.70	$1.84	$1.84	$2.02	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	2,946	3,313	3,688	4,443	5,404	6,289	7,556	9,073	11,594	13,207
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.19	$1.13	$1.16	$1.26	$1.26	$1.38	$1.32	$1.27
Accumulation unit value at end of period	$1.25	$1.21	$1.11	$1.19	$1.13	$1.16	$1.26	$1.26	$1.38	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	305	292	317	376	436	489	580	711	1,175	1,327
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.91	$0.92	$0.91	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	130	128	128	35	35	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.19	$1.20	$1.22	$1.23	$1.25	$1.26	$1.28	$1.30
Accumulation unit value at end of period	$1.19	$1.20	$1.19	$1.19	$1.20	$1.22	$1.23	$1.25	$1.26	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	10,977	9,950	11,646	12,317	13,796	15,373	17,745	21,182	25,726	33,543
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.96	$0.96	$0.98	$0.99	$1.00	$1.01	$1.03	$1.04
Accumulation unit value at end of period	$0.95	$0.96	$0.96	$0.96	$0.96	$0.98	$0.99	$1.00	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,875	1,694	2,252	1,981	2,566	2,643	2,894	3,509	4,019	4,601
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.46	$1.55	$1.47	$1.34	$1.37	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.77	$1.69	$1.46	$1.55	$1.47	$1.34	$1.37	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	12	12	23	23	24	28	28
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (5/1/1996)
Accumulation unit value at beginning of period	$3.07	$2.66	$2.81	$2.67	$2.42	$2.48	$2.42	$2.31	$2.02	$1.94
Accumulation unit value at end of period	$3.23	$3.07	$2.66	$2.81	$2.67	$2.42	$2.48	$2.42	$2.31	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	5,987	6,957	8,176	9,604	11,206	12,793	15,173	17,663	20,820	23,616

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.16	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.63	$1.43	$1.37
Accumulation unit value at end of period	$2.28	$2.16	$1.88	$1.98	$1.88	$1.71	$1.75	$1.71	$1.63	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	273	360	395	470	567	598	628	622	847	822
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.51	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.72	$1.64	$1.43	$1.51	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	8	8	580	623	684	28	23
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.11	$1.84	$1.94	$1.84	$1.68	$1.72	$1.68	$1.62	$1.43	$1.36
Accumulation unit value at end of period	$2.20	$2.11	$1.84	$1.94	$1.84	$1.68	$1.72	$1.68	$1.62	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	446	526	532	653	767	399	464	532	750	713
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.17	$1.18	$1.16	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.40	$1.26	$1.17	$1.18	$1.16	$1.12	$1.13	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	20	179	92	118	145	172	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$2.12	$1.97	$1.98	$1.94	$1.88	$1.90	$1.82	$1.89	$1.78	$1.69
Accumulation unit value at end of period	$2.35	$2.12	$1.97	$1.98	$1.94	$1.88	$1.90	$1.82	$1.89	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	11,856	11,741	12,941	15,532	17,808	20,652	24,259	29,291	39,761	43,797
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.43	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22
Accumulation unit value at end of period	$1.70	$1.53	$1.42	$1.43	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,307	1,164	744	1,030	1,259	1,483	1,578	1,936	3,269	3,034
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.38	$2.53	$2.67	$2.12	$2.12	$1.97	$1.75	$1.37	$1.15	$1.21
Accumulation unit value at end of period	$4.49	$3.38	$2.53	$2.67	$2.12	$2.12	$1.97	$1.75	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	3	3	11	11	6	6	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.82	$2.10	$2.22	$1.76	$1.76	$1.63	$1.45	$1.13	$0.95	$0.99
Accumulation unit value at end of period	$3.74	$2.82	$2.10	$2.22	$1.76	$1.76	$1.63	$1.45	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	226	206	227	208	221	250	190	183	221	250
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.76	$2.13	$2.27	$1.89	$1.72	$1.73	$1.54	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$3.21	$2.76	$2.13	$2.27	$1.89	$1.72	$1.73	$1.54	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	611	616	606	661	497	409	329	302	406	438
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.06	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.16	$1.11	$1.05	$1.06	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	251	106	206	255	218	110	58	5	5	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	12	62	94	149	190	187	27	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$1.90	$2.03	$1.67	$1.66	$1.59	$1.51	$1.17	$1.06	$1.27
Accumulation unit value at end of period	$3.38	$2.53	$1.90	$2.03	$1.67	$1.66	$1.59	$1.51	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	15	15	15	15	14
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$2.38	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18
Accumulation unit value at end of period	$3.18	$2.38	$1.78	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	9,952	11,112	12,582	13,913	15,352	17,356	18,998	21,172	23,576	27,721
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.61	$1.96	$2.08	$1.72	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29
Accumulation unit value at end of period	$3.49	$2.61	$1.96	$2.08	$1.72	$1.70	$1.63	$1.54	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	86	83	57	43	45	37	44	48	106	118
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19
Accumulation unit value at end of period	$1.71	$1.59	$1.29	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	5	1	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.89	$1.53	$1.86	$1.47	$1.59	$1.53	$1.70	$1.41	$1.21	$1.40
Accumulation unit value at end of period	$2.03	$1.89	$1.53	$1.86	$1.47	$1.59	$1.53	$1.70	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10,220	11,674	13,435	15,068	16,695	19,593	21,089	23,789	26,997	33,208

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.19	$1.44	$1.15	$1.24	$1.19	$1.32	$1.10	$0.94	$1.09
Accumulation unit value at end of period	$1.58	$1.47	$1.19	$1.44	$1.15	$1.24	$1.19	$1.32	$1.10	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	421	470	476	521	546	112	104	136	200	273
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.32	$2.68	$2.25	$1.90	$2.03	$1.85	$1.36	$1.17	$1.20
Accumulation unit value at end of period	$3.05	$2.89	$2.32	$2.68	$2.25	$1.90	$2.03	$1.85	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	5	5	5	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.47	$1.97	$2.28	$1.91	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01
Accumulation unit value at end of period	$2.61	$2.47	$1.97	$2.28	$1.91	$1.61	$1.72	$1.56	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	74	77	62	46	60	59	75	90	127	81
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.61	$2.02	$2.36	$2.11	$1.88	$2.00	$1.81	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.77	$2.61	$2.02	$2.36	$2.11	$1.88	$2.00	$1.81	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.27	$1.75	$2.05	$1.83	$1.62	$1.73	$1.56	$1.15	$0.98	$1.09
Accumulation unit value at end of period	$2.41	$2.27	$1.75	$2.05	$1.83	$1.62	$1.73	$1.56	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	88	126	153	165	179	190	232	256	297	403
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$2.08	$2.42	$2.19	$1.95	$2.04	$1.95	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.60	$2.42	$2.08	$2.42	$2.19	$1.95	$2.04	$1.95	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$1.80	$2.09	$1.88	$1.67	$1.75	$1.67	$1.14	$0.98	$1.09
Accumulation unit value at end of period	$2.25	$2.09	$1.80	$2.09	$1.88	$1.67	$1.75	$1.67	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	36	52	87	79	77	68	61	65	54	59
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$1.13	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	27	29	29	29	29	64	64	59	59	41
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.15	$1.12	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09
Accumulation unit value at end of period	$1.26	$1.21	$1.15	$1.15	$1.12	$1.11	$1.11	$1.06	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	270	291	277	302	843	865	678	1,029	1,516	1,823
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.48	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.05
Accumulation unit value at end of period	$0.47	$0.48	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	201	217	239	252	282	327	379	504	498	583
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.05	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.29	$1.21	$1.12	$1.15	$1.11	$1.09	$1.10	$1.05	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.21	$1.19	$1.11	$1.15	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.36	$1.26	$1.18	$1.21	$1.19	$1.11	$1.15	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	13	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.39	$1.41	$1.39	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18
Accumulation unit value at end of period	$1.59	$1.48	$1.39	$1.41	$1.39	$1.30	$1.34	$1.25	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	349	385	402	478	511	558	613	683	1,029	1,099
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.54	$1.65	$1.58	$1.53	$1.57	$1.39	$1.37	$1.07	$1.19
Accumulation unit value at end of period	$1.79	$1.91	$1.54	$1.65	$1.58	$1.53	$1.57	$1.39	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	60	83	56	23	13	12	18	—	—

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.74	$1.34	$1.39	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.26	$1.74	$1.34	$1.39	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	803	978	1,117	1,124	1,251	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.50	$2.70	$2.81	$2.14	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.55	$3.50	$2.70	$2.81	$2.14	$2.05	$1.88	$1.70	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.28	$2.51	$2.58	$1.99	$2.07	$1.98	$1.82	$1.36	$1.21	$1.23
Accumulation unit value at end of period	$4.44	$3.28	$2.51	$2.58	$1.99	$2.07	$1.98	$1.82	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.73	$2.14	$2.41	$2.08	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.79	$2.73	$2.14	$2.41	$2.08	$1.85	$1.89	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	1	1
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.19	$2.54	$2.51	$1.92	$1.89	$1.80	$1.70	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.52	$3.19	$2.54	$2.51	$1.92	$1.89	$1.80	$1.70	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.91	$2.14	$1.87	$1.66	$1.83	$1.70	$1.34	$1.20	$1.17
Accumulation unit value at end of period	$2.41	$2.38	$1.91	$2.14	$1.87	$1.66	$1.83	$1.70	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	14	14	14	14	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.05	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.91	$2.31	$2.60	$2.28	$1.91	$1.94	$1.75	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.10	$2.91	$2.31	$2.60	$2.28	$1.91	$1.94	$1.75	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9	8	9	11	8	13	9	9	10	4
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.81	$2.22	$2.50	$2.19	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17
Accumulation unit value at end of period	$2.99	$2.81	$2.22	$2.50	$2.19	$1.84	$1.86	$1.68	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	102	118	137	132	134	138	80	80	62	74
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	362	153	127	96	159	31	15	—	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.10	$2.21	$1.82	$1.78	$1.86	$1.73	$1.37	$1.20	$1.19
Accumulation unit value at end of period	$3.70	$2.94	$2.10	$2.21	$1.82	$1.78	$1.86	$1.73	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	9	9	9	9	17	17	17	19	6
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.08	$1.03	$0.92	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	121	146	175	166	179	187	189	143	24	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.34	$1.31	$1.22	$1.24	$1.25	$1.22	$1.15	$1.14
Accumulation unit value at end of period	$1.40	$1.39	$1.32	$1.34	$1.31	$1.22	$1.24	$1.25	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	701	997	1,284	1,315	1,474	1,719	1,905	2,312	1,779	2,005
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.64	$2.04	$2.21	$1.84	$1.73	$1.74	$1.58	$1.22	$1.07	$1.11
Accumulation unit value at end of period	$3.39	$2.64	$2.04	$2.21	$1.84	$1.73	$1.74	$1.58	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,146	2,341	2,570	2,805	2,773	2,874	2,898	3,127	2,960	2,966
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.38	$1.95	$2.32	$1.95	$1.76	$1.81	$1.73	$1.29	$1.14	$1.30
Accumulation unit value at end of period	$2.76	$2.38	$1.95	$2.32	$1.95	$1.76	$1.81	$1.73	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	809	950	1,013	1,125	1,239	1,339	1,457	1,636	1,733	1,819
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.43	$1.11	$1.19	$1.16	$1.28	$1.00	$0.84	$1.03
Accumulation unit value at end of period	$1.72	$1.51	$1.20	$1.43	$1.11	$1.19	$1.16	$1.28	$1.00	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	219	218	248	274	345	373	289	300	301	320

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,227	1,390	1,693	1,571	1,054	506	549	206	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.00	$1.09	$1.00	$1.00	$1.01	$0.89	$0.88	$0.70	$0.75
Accumulation unit value at end of period	$1.13	$1.21	$1.00	$1.09	$1.00	$1.00	$1.01	$0.89	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	118	186	265	303	479	559	563	614	557	568
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.34	$1.17	$1.24	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	188	229	313	274	210	441	35	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.52	$1.69	$1.58	$1.38	$1.47	$1.39	$1.10	$0.97	$1.00
Accumulation unit value at end of period	$1.73	$1.84	$1.52	$1.69	$1.58	$1.38	$1.47	$1.39	$1.10	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	315	351	429	571	566	673	727	817	855	946
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.31	$1.85	$2.15	$1.97	$1.53	$1.67	$1.68	$1.25	$1.07	$1.13
Accumulation unit value at end of period	$2.40	$2.31	$1.85	$2.15	$1.97	$1.53	$1.67	$1.68	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	162	153	161	174	175	188	232	247	259	295
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.86	$0.93	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	24	33	12	28	—	3	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.49	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91
Accumulation unit value at end of period	$2.90	$2.49	$2.02	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	162	187	248	238	258	284	331	374	351	304
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.33	$1.79	$2.10	$1.56	$1.58	$1.54	$1.53	$1.22	$1.02	$1.13
Accumulation unit value at end of period	$2.93	$2.33	$1.79	$2.10	$1.56	$1.58	$1.54	$1.53	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	514	580	658	680	802	801	756	828	838	847
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.44	$1.53	$1.46	$1.39	$1.44	$1.43	$1.45	$1.30	$1.31
Accumulation unit value at end of period	$1.60	$1.57	$1.44	$1.53	$1.46	$1.39	$1.44	$1.43	$1.45	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	906	1,058	1,261	1,416	1,653	1,859	2,144	3,076	3,703	4,013
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.27	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.27	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	12	39	73	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.47	$1.98	$2.24	$1.99	$1.71	$1.85	$1.68	$1.21	$1.04	$1.08
Accumulation unit value at end of period	$2.91	$2.47	$1.98	$2.24	$1.99	$1.71	$1.85	$1.68	$1.21	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	178	188	238	209	277	336	337	336	340	352
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.38	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—
Accumulation unit value at end of period	$3.34	$2.38	$1.77	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	138	96	106	89	106	94	88	88	88	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	150	233	237	206	239	223	184	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.77	$2.04	$1.76	$1.52	$1.64	$1.53	$1.14	$0.97	$1.00
Accumulation unit value at end of period	$2.13	$2.18	$1.77	$2.04	$1.76	$1.52	$1.64	$1.53	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	214	246	311	359	430	461	527	593	614	703
Invesco V.I. Core Equity Fund, Series I Shares (3/5/1996)
Accumulation unit value at beginning of period	$3.90	$3.06	$3.42	$3.06	$2.81	$3.02	$2.83	$2.22	$1.97	$2.00
Accumulation unit value at end of period	$4.38	$3.90	$3.06	$3.42	$3.06	$2.81	$3.02	$2.83	$2.22	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	16,461	18,198	20,443	22,879	25,749	28,818	32,557	36,480	41,628	49,041

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.09	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00
Accumulation unit value at end of period	$2.06	$2.09	$1.70	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	120	138	191	260	294	228	99	85	92	68
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.86	$2.19	$2.20	$1.93	$2.21	$2.18	$1.85	$1.33	$1.12	$1.09
Accumulation unit value at end of period	$3.22	$2.86	$2.19	$2.20	$1.93	$2.21	$2.18	$1.85	$1.33	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	158	129	126	175	183	191	131	115	85	97
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.41	$1.68	$1.39	$1.41	$1.47	$1.49	$1.27	$1.11	$1.21
Accumulation unit value at end of period	$2.00	$1.78	$1.41	$1.68	$1.39	$1.41	$1.47	$1.49	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	241	239	307	325	335	381	359	344	313	319
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.28	$1.07	$1.14	$0.98	$1.02	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	116	99	106	100	160	214	436	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	362	52	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.01	$1.03	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	361	226	327	678	515	154	61	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.46	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95
Accumulation unit value at end of period	$3.22	$2.46	$1.84	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	138	226	203	206	234	247	220	240	320	359
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.46	$1.25	$1.36	$1.14	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	111	112	107	132	150	408	267	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.76	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	306	401	414	477	606	718	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.80	$2.28	$2.29	$2.02	$1.84	$2.19	$1.97	$1.66	$1.48	$1.41
Accumulation unit value at end of period	$2.93	$2.80	$2.28	$2.29	$2.02	$1.84	$2.19	$1.97	$1.66	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	372	410	472	533	465	405	487	504	486	531
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.23	$2.33	$2.14	$1.56	$1.73	$1.87	$1.86	$1.37	$1.28	$1.39
Accumulation unit value at end of period	$8.03	$3.23	$2.33	$2.14	$1.56	$1.73	$1.87	$1.86	$1.37	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	231	263	294	252	254	234	241	229	221	205
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.36	$1.50	$1.38	$1.36	$1.39	$1.24	$1.22	$0.95	$1.07
Accumulation unit value at end of period	$1.33	$1.58	$1.36	$1.50	$1.38	$1.36	$1.39	$1.24	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	161	168	226	251	256	266	279	306	312	356
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.14	$1.39	$1.11	$1.14	$1.14	$1.19	$1.02	$0.88	$1.01
Accumulation unit value at end of period	$1.59	$1.43	$1.14	$1.39	$1.11	$1.14	$1.14	$1.19	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	68	73	113	110	86	85	97	94	104	91
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.50	$2.02	$2.17	$1.86	$1.72	$1.75	$1.61	$1.19	$1.08	$1.13
Accumulation unit value at end of period	$2.94	$2.50	$2.02	$2.17	$1.86	$1.72	$1.75	$1.61	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	90	108	53	77	94	107	104	130	118	128
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.88	$0.95	$0.91	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.88	$0.95	$0.91	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.48	$1.59	$1.42	$1.27	$1.42	$1.43	$1.45	$1.28	$1.27
Accumulation unit value at end of period	$1.74	$1.64	$1.48	$1.59	$1.42	$1.27	$1.42	$1.43	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	462	573	581	718	726	913	1,683	2,030	2,306	2,096

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.37	$1.18	$1.03	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2	9	28	1	—	2	2	2	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.01	$1.03	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342	256	71	34	26	26	18	9	—	—
Putnam VT Sustainable Leaders Fund – Class IA Shares (3/5/1996)
Accumulation unit value at beginning of period	$4.28	$3.17	$3.25	$2.54	$2.38	$2.41	$2.15	$1.59	$1.37	$1.46
Accumulation unit value at end of period	$5.45	$4.28	$3.17	$3.25	$2.54	$2.38	$2.41	$2.15	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	15,847	17,005	18,846	20,744	22,792	25,133	27,826	30,597	34,299	39,973
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	$0.96	$0.95	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	163	180	215	254	282	225	135	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.34	$0.98	$0.71	$0.86	$0.78	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	65	133	98	78	67	25	5	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.95	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.22	$1.95	$1.62	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,954	2,223	2,252	1,825	1,783	1,797	1,578	1,962	1,512	1,375
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.95	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.22	$1.95	$1.63	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,096	3,572	3,884	3,850	4,142	4,286	4,659	4,445	4,233	4,638
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.43	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,110	2,727	2,255	2,614	3,291	3,828	3,847	3,852	4,741	3,692
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.43	$1.32	$1.21	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,995	3,392	3,987	5,125	6,697	7,405	8,911	11,518	19,722	19,589
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	15	37	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.16	$1.05	$1.09	$1.03	$1.01	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	163	131	69	75	1	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.20	$1.07	$1.13	$1.03	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	42	35	11	31	—	204	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.28	$1.10	$1.21	$1.04	$1.02	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	257	267	167	108	160	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.25	$1.09	$1.17	$1.04	$1.02	$1.06	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	501	507	547	444	272	125	91	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.83	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,727	12,559	13,001	13,990	15,131	15,649	17,400	18,017	15,675	14,804

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.83	$1.64	$1.43	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13,765	15,226	17,471	20,849	25,392	28,829	31,949	37,695	40,536	45,364
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.02	$1.79	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,897	6,165	6,989	7,268	7,740	8,379	8,171	8,503	7,743	7,528
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.80	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.02	$1.80	$1.53	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,225	13,124	14,690	16,507	17,667	19,413	20,043	19,987	19,791	22,032
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.62	$1.47	$1.31	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,654	4,293	4,510	4,656	5,138	5,279	6,166	6,354	7,326	6,257
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07
Accumulation unit value at end of period	$1.62	$1.48	$1.32	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,332	6,250	7,587	9,409	10,952	13,639	16,144	18,523	22,396	24,570
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.12	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.12	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	64	161	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$1.94	$2.14	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.79	$2.42	$1.94	$2.14	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99
Accumulation unit value at end of period	$2.41	$2.09	$1.67	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	66	90	111	123	131	161	169	177	173	218
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.49	$1.23	$1.29	$1.32	$1.43	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.57	$1.43	$1.22	$1.49	$1.23	$1.29	$1.32	$1.43	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.29	$1.61	$1.29	$1.35	$1.41	$1.42	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.94	$1.60	$1.29	$1.61	$1.29	$1.35	$1.41	$1.42	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.40	$1.13	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.21	$1.27	$1.14	$1.40	$1.13	$1.06	$1.16	$1.28	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	15	15	15	15	7
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$2.03	$2.16	$1.85	$1.76	$1.88	$1.91	$1.39	$1.26	$1.29
Accumulation unit value at end of period	$3.32	$2.43	$2.03	$2.16	$1.85	$1.76	$1.88	$1.91	$1.39	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	4	4	4	4	4	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.73	$2.03	$1.92	$1.55	$1.74	$1.73	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.10	$2.04	$1.73	$2.03	$1.92	$1.55	$1.74	$1.73	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.68	$1.97	$1.86	$1.50	$1.68	$1.66	$1.25	$1.11	$1.18
Accumulation unit value at end of period	$2.04	$1.98	$1.68	$1.97	$1.86	$1.50	$1.68	$1.66	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	61	80	103	126	138	122	141	197	230	322
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	86	59	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	173	139	25	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	278	140	—	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$1.65	$2.04	$1.55	$1.59	$1.61	$1.71	$1.41	$1.18	$1.39
Accumulation unit value at end of period	$2.40	$2.12	$1.65	$2.04	$1.55	$1.59	$1.61	$1.71	$1.41	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	376	474	561	584	663	688	663	698	717	782
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.90	$2.24	$2.30	$1.95	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14
Accumulation unit value at end of period	$3.55	$2.90	$2.24	$2.30	$1.95	$1.73	$1.77	$1.71	$1.29	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	350	409	487	563	603	632	696	834	881	928
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.35	$1.10	$1.07	$1.07	$1.14	$0.97	$0.86	$1.00
Accumulation unit value at end of period	$1.30	$1.25	$1.10	$1.35	$1.10	$1.07	$1.07	$1.14	$0.97	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	168	198	250	289	217	281	252	204	195	219
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.78	$2.14	$2.34	$1.97	$1.77	$1.85	$1.70	$1.32	$1.15	$1.24
Accumulation unit value at end of period	$3.33	$2.78	$2.14	$2.34	$1.97	$1.77	$1.85	$1.70	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	53	58	72	103	113	127	141	185	226	291
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.17	$2.57	$2.57	$2.07	$1.94	$2.02	$2.09	$1.41	$1.32	$1.40
Accumulation unit value at end of period	$4.93	$3.17	$2.57	$2.57	$2.07	$1.94	$2.02	$2.09	$1.41	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	97	113	154	137	163	178	208	253	295	313
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	140	180	71	12	32	8	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.12	$1.23	$1.09	$1.07	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	724	1,242	1,383	1,259	815	1,024	598	412	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.01	$1.57	$1.77	$1.32	$1.34	$1.33	$1.28	$1.06	$0.95	$1.25
Accumulation unit value at end of period	$2.76	$2.01	$1.57	$1.77	$1.32	$1.34	$1.33	$1.28	$1.06	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	120	98	93	122	131	174	194	213	214	293
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.37	$1.95	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94
Accumulation unit value at end of period	$2.40	$2.37	$1.95	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	267	236	274	263	353	421	461	512	480	431
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.87	$0.76	$1.00	$0.81	$0.82	$0.82	$0.88	$0.73	$0.65	$0.81
Accumulation unit value at end of period	$0.88	$0.87	$0.76	$1.00	$0.81	$0.82	$0.82	$0.88	$0.73	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,654	1,936	2,222	2,511	2,895	2,994	3,285	3,513	3,914	4,688
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.42	$2.58	$2.55	$1.96	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07
Accumulation unit value at end of period	$4.56	$3.42	$2.58	$2.55	$1.96	$1.94	$1.78	$1.58	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,443	2,373	2,019	1,412	1,489	1,486	1,000	814	630	485
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.69	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,940	2,017	2,397	2,684	2,792	2,313	1,891	742	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.92	$2.29	$2.67	$2.43	$2.00	$2.06	$1.80	$1.40	$1.22	$1.25
Accumulation unit value at end of period	$2.92	$2.92	$2.29	$2.67	$2.43	$2.00	$2.06	$1.80	$1.40	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	547	770	876	965	1,000	930	986	1,059	1,168	1,278
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.28	$2.47	$2.49	$1.91	$1.86	$1.77	$1.64	$1.21	$1.08	$1.08
Accumulation unit value at end of period	$4.85	$3.28	$2.47	$2.49	$1.91	$1.86	$1.77	$1.64	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	135	144	199	176	169	168	226	233	312	337

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.28	$1.82	$2.03	$1.89	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03
Accumulation unit value at end of period	$2.27	$2.28	$1.82	$2.03	$1.89	$1.59	$1.68	$1.51	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,523	3,154	3,262	3,434	3,493	3,401	3,354	3,201	3,226	2,947
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.66	$1.39	$1.20	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	4,484	4,657	4,776	4,420	4,445	3,549	2,594	2,067	295	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.81	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03
Accumulation unit value at end of period	$3.98	$2.81	$2.25	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	264	332	339	294	375	392	540	640	444	337
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$1.75	$1.89	$1.67	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07
Accumulation unit value at end of period	$2.46	$2.12	$1.75	$1.89	$1.67	$1.59	$1.58	$1.46	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14,142	13,547	14,014	12,961	11,038	7,831	4,461	3,300	1,982	2,107
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.53	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	570	453	438	440	419	135	20	21	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.06	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.48	$2.06	$1.57	$1.75	$1.46	$1.37	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,997	2,086	2,261	2,209	1,974	1,507	867	406	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.17	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.56	$3.17	$2.58	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,436	1,286	858	831	955	466	300	62	1
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.52	$2.05	$2.16	$1.76	$1.65	$1.66	$1.46	$1.11	$0.98	$0.95
Accumulation unit value at end of period	$2.84	$2.52	$2.05	$2.16	$1.76	$1.65	$1.66	$1.46	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	518	480	389	434	528	653	452	325	423	340
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.34	$2.35	$1.93	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,419	2,422	2,209	2,853	2,633	1,877	1,567	1,365	456	88
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.65	$1.78	$1.58	$1.41	$1.46	$1.35	$1.08	$0.96	$1.02
Accumulation unit value at end of period	$2.01	$2.02	$1.65	$1.78	$1.58	$1.41	$1.46	$1.35	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2,459	2,959	3,385	3,692	4,268	4,803	5,900	6,330	6,495	7,829
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	710	716	705	742	406	412	399	139	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22
Accumulation unit value at end of period	$1.86	$1.42	$1.09	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	2,575	2,437	2,834	2,387	2,038	2,041	1,348	1,157	788	256
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.00	$1.54	$1.99	$1.37	$1.32	$1.47	$1.53	$1.57	$1.32	$1.70
Accumulation unit value at end of period	$2.63	$2.00	$1.54	$1.99	$1.37	$1.32	$1.47	$1.53	$1.57	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	787	967	1,088	1,327	1,441	1,555	1,798	1,981	2,151	2,465
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.01	$0.97	$0.89	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	915	986	927	886	981	1,064	991	762	474	133
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.18	$1.13	$1.16	$1.25	$1.26	$1.38	$1.31	$1.27
Accumulation unit value at end of period	$1.24	$1.20	$1.10	$1.18	$1.13	$1.16	$1.25	$1.26	$1.38	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,019	1,125	1,239	1,522	1,765	2,159	2,639	3,322	4,691	5,320
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.90	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	6,352	3,838	3,881	2,709	3,776	2,179	2,985	1,680	811	166

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.95	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04
Accumulation unit value at end of period	$0.95	$0.95	$0.95	$0.95	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,814	1,424	1,247	1,507	1,950	2,535	2,203	3,150	3,834	4,783
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.76	$1.68	$1.46	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,558	2,099	1,968	2,154	2,120	1,990	2,294	2,077	1,312	219
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.86	$1.97	$1.87	$1.70	$1.74	$1.70	$1.63	$1.42	$1.36
Accumulation unit value at end of period	$2.26	$2.15	$1.86	$1.97	$1.87	$1.70	$1.74	$1.70	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	862	991	1,290	1,782	1,953	2,122	2,643	2,887	3,491	3,685
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.71	$1.64	$1.43	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,104	1,200	1,345	1,392	1,365	2,935	3,208	3,341	426	105
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$1.83	$1.92	$1.83	$1.67	$1.71	$1.67	$1.61	$1.42	$1.36
Accumulation unit value at end of period	$2.19	$2.09	$1.83	$1.92	$1.83	$1.67	$1.71	$1.67	$1.61	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,273	1,460	1,721	2,379	2,759	2,039	2,291	2,726	3,545	3,834
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.39	$1.25	$1.16	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,987	2,619	2,426	2,958	3,257	2,640	3,031	3,775	4,315	671
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.41	$1.42	$1.39	$1.35	$1.36	$1.31	$1.36	$1.28	$1.22
Accumulation unit value at end of period	$1.68	$1.52	$1.41	$1.42	$1.39	$1.35	$1.36	$1.31	$1.36	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,194	3,830	3,703	4,255	4,677	5,083	5,830	7,338	12,205	12,964
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.37	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.47	$3.37	$2.52	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,616	1,613	1,650	1,525	1,151	1,094	536	405	96	45
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.80	$2.09	$2.20	$1.75	$1.75	$1.62	$1.44	$1.12	$0.95	$0.99
Accumulation unit value at end of period	$3.71	$2.80	$2.09	$2.20	$1.75	$1.75	$1.62	$1.44	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	296	269	348	334	356	489	307	340	357	332
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.74	$2.12	$2.25	$1.88	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03
Accumulation unit value at end of period	$3.19	$2.74	$2.12	$2.25	$1.88	$1.71	$1.72	$1.54	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12,898	11,948	10,544	8,997	6,483	4,885	3,201	2,371	1,317	1,085
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01
Accumulation unit value at end of period	$1.15	$1.11	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,371	2,362	2,555	1,491	1,348	741	790	859	471	294
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.01	$1.08	$0.99	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	920	566	586	489	778	462	66	8	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.36	$2.52	$1.89	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	865	675	610	554	441	582	276	214	73	60
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.59	$1.94	$2.07	$1.71	$1.69	$1.63	$1.54	$1.19	$1.08	$1.29
Accumulation unit value at end of period	$3.46	$2.59	$1.94	$2.07	$1.71	$1.69	$1.63	$1.54	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	151	124	180	233	264	318	287	320	335	469
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.70	$1.58	$1.28	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,307	1,289	1,313	1,308	1,254	443	229	238	197	165
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.18	$1.44	$1.14	$1.23	$1.19	$1.32	$1.09	$0.94	$1.09
Accumulation unit value at end of period	$1.57	$1.46	$1.18	$1.44	$1.14	$1.23	$1.19	$1.32	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	794	837	1,017	1,151	1,197	565	507	678	781	1,050

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.88	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20
Accumulation unit value at end of period	$3.04	$2.88	$2.31	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	915	886	759	601	390	545	582	450	171	65
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.15	$0.98	$1.01
Accumulation unit value at end of period	$2.59	$2.45	$1.96	$2.27	$1.90	$1.61	$1.71	$1.56	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	229	245	309	307	318	415	543	606	354	337
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.75	$2.60	$2.01	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	959	1,002	869	799	767	734	682	453	113	62
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.25	$1.74	$2.03	$1.82	$1.61	$1.72	$1.55	$1.14	$0.98	$1.08
Accumulation unit value at end of period	$2.39	$2.25	$1.74	$2.03	$1.82	$1.61	$1.72	$1.55	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	429	646	735	873	1,086	1,226	1,501	1,702	1,798	2,073
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.58	$2.40	$2.07	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	624	453	488	506	473	478	359	247	70	21
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.79	$2.07	$1.87	$1.67	$1.74	$1.67	$1.14	$0.98	$1.08
Accumulation unit value at end of period	$2.23	$2.07	$1.79	$2.07	$1.87	$1.67	$1.74	$1.67	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	261	324	379	417	420	483	546	582	444	404
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.29	$1.22	$1.12	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	5,140	5,633	5,082	4,606	3,744	2,656	2,116	2,098	1,556	296
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.04	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,333	1,169	991	1,215	669	627	311	331	269	187
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.14	$1.12	$1.10	$1.10	$1.06	$1.09	$1.09	$1.09
Accumulation unit value at end of period	$1.25	$1.20	$1.14	$1.14	$1.12	$1.10	$1.10	$1.06	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,001	1,082	1,049	1,178	1,530	2,031	2,404	2,847	4,567	5,602
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.47	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.04
Accumulation unit value at end of period	$0.46	$0.47	$0.45	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	554	702	800	1,089	1,507	1,504	1,709	1,860	2,201	2,577
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,449	1,703	1,022	1,031	1,057	726	421	513	595	38
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.35	$1.25	$1.18	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,128	1,090	980	970	979	725	627	641	748	176
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.38	$1.40	$1.39	$1.29	$1.33	$1.24	$1.33	$1.28	$1.18
Accumulation unit value at end of period	$1.58	$1.47	$1.38	$1.40	$1.39	$1.29	$1.33	$1.24	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,038	1,078	1,276	1,523	1,842	2,139	3,581	4,077	5,536	6,489
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19
Accumulation unit value at end of period	$1.78	$1.90	$1.53	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	756	953	1,055	1,095	1,150	1,054	686	583	448	153
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.02	$1.23	$1.01	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,905	1,513	1,369	1,006	333	146	49	8	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.74	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.26	$1.74	$1.33	$1.38	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,586	1,810	2,164	2,432	2,923	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.48	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.52	$3.48	$2.68	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	829	860	744	619	382	246	211	222	248	33
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.26	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.41	$3.26	$2.50	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	339	388	373	234	217	189	144	128	210	56
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.72	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.77	$2.72	$2.13	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,654	1,574	1,551	1,309	885	583	403	380	161	84
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.17	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.49	$3.17	$2.53	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	581	514	394	225	253	275	248	261	275	114
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17
Accumulation unit value at end of period	$2.40	$2.37	$1.90	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,236	1,054	685	586	477	401	362	319	97
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.12	$1.04	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,147	679	467	355	324	171	175	249	256	21
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.08	$2.90	$2.29	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,271	1,152	1,156	851	466	382	345	255	48
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.79	$2.21	$2.48	$2.18	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17
Accumulation unit value at end of period	$2.97	$2.79	$2.21	$2.48	$2.18	$1.83	$1.85	$1.67	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	328	421	408	356	232	152	146	136	171	180
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,062	1,661	1,583	1,341	514	478	223	118	80	38
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.93	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19
Accumulation unit value at end of period	$3.67	$2.93	$2.09	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	470	562	527	411	363	353	210	217	171	12
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.03	$0.91	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	383	538	754	725	838	915	1,276	808	562	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13
Accumulation unit value at end of period	$1.39	$1.38	$1.31	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,026	3,040	4,191	4,370	5,071	5,699	7,119	9,645	7,197	8,341
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.62	$2.02	$2.20	$1.83	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11
Accumulation unit value at end of period	$3.37	$2.62	$2.02	$2.20	$1.83	$1.72	$1.74	$1.57	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8,173	8,852	9,051	8,887	9,360	9,956	9,348	9,784	10,025	10,542
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.36	$1.94	$2.31	$1.94	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29
Accumulation unit value at end of period	$2.74	$2.36	$1.94	$2.31	$1.94	$1.75	$1.81	$1.73	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,204	4,478	4,668	4,675	4,625	5,025	4,931	4,905	4,805	5,555
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.19	$1.42	$1.10	$1.18	$1.16	$1.28	$1.00	$0.84	$1.03
Accumulation unit value at end of period	$1.70	$1.50	$1.19	$1.42	$1.10	$1.18	$1.16	$1.28	$1.00	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	560	557	710	807	731	876	817	878	859	1,077
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.05	$1.10	$1.03	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,402	8,228	6,882	4,889	2,497	1,763	1,362	451	—	—

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.00	$1.09	$1.00	$1.01	$1.02	$0.89	$0.89	$0.70	$0.76
Accumulation unit value at end of period	$1.13	$1.21	$1.00	$1.09	$1.00	$1.01	$1.02	$0.89	$0.89	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	1,280	1,403	1,632	1,985	2,348	2,458	2,649	2,791	2,659	2,525
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,667	2,921	2,776	2,521	1,994	2,676	3,130	1,174	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99
Accumulation unit value at end of period	$1.70	$1.81	$1.50	$1.67	$1.56	$1.36	$1.45	$1.37	$1.09	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,576	2,242	2,425	2,590	2,776	2,964	3,154	3,165	3,381	4,076
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.29	$1.83	$2.13	$1.95	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12
Accumulation unit value at end of period	$2.37	$2.29	$1.83	$2.13	$1.95	$1.52	$1.66	$1.67	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,765	1,876	1,849	1,895	1,889	1,640	1,709	1,708	1,505	1,730
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.85	$0.93	$0.90	$0.91	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	636	805	655	473	414	292	45	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.48	$2.00	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91
Accumulation unit value at end of period	$2.88	$2.48	$2.00	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	469	545	609	476	466	582	609	640	601	487
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.31	$1.78	$2.08	$1.55	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13
Accumulation unit value at end of period	$2.90	$2.31	$1.78	$2.08	$1.55	$1.57	$1.53	$1.52	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,385	2,496	2,684	2,150	2,131	2,386	2,030	1,770	1,487	1,548
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.52	$1.45	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30
Accumulation unit value at end of period	$1.59	$1.56	$1.43	$1.52	$1.45	$1.38	$1.44	$1.42	$1.45	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4,344	5,070	5,970	6,634	7,284	8,408	9,595	12,312	17,181	20,543
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.27	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.27	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	147	179	208	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.45	$1.97	$2.23	$1.98	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07
Accumulation unit value at end of period	$2.89	$2.45	$1.97	$2.23	$1.98	$1.71	$1.84	$1.67	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,070	2,203	2,374	2,265	1,900	1,813	1,564	1,567	1,572	1,536
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.37	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—
Accumulation unit value at end of period	$3.32	$2.37	$1.76	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	123	119	129	113	171	347	261	259	213	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.20	$1.06	$1.15	$1.06	$0.97	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,211	4,129	4,146	4,009	3,539	3,171	3,142	2,124	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.17	$1.76	$2.03	$1.75	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00
Accumulation unit value at end of period	$2.12	$2.17	$1.76	$2.03	$1.75	$1.52	$1.64	$1.52	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	785	828	1,206	1,336	1,608	1,747	1,762	1,957	2,098	2,455
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.08	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00
Accumulation unit value at end of period	$2.05	$2.08	$1.69	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	417	460	658	874	1,092	702	715	741	573	439
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.84	$2.18	$2.19	$1.92	$2.20	$2.17	$1.84	$1.33	$1.12	$1.09
Accumulation unit value at end of period	$3.20	$2.84	$2.18	$2.19	$1.92	$2.20	$2.17	$1.84	$1.33	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	439	451	514	592	689	859	675	577	498	508

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.40	$1.67	$1.38	$1.41	$1.46	$1.48	$1.26	$1.11	$1.21
Accumulation unit value at end of period	$1.99	$1.77	$1.40	$1.67	$1.38	$1.41	$1.46	$1.48	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	458	593	689	783	889	1,084	1,172	1,187	1,386	1,632
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.28	$1.06	$1.14	$0.98	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	859	981	923	1,016	1,167	2,474	2,902	1,461	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,939	3,868	1,695	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,481	2,583	2,392	2,156	2,025	1,254	460	199	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.44	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95
Accumulation unit value at end of period	$3.19	$2.44	$1.83	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	1,004	962	885	842	903	956	983	1,287	1,514	1,713
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.45	$1.25	$1.35	$1.14	$1.12	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,104	3,361	3,656	1,414	1,413	1,038	810	436	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.76	$1.28	$1.29	$1.02	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.76	$1.28	$1.29	$1.02	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	674	615	727	740	933	1,054	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.79	$2.26	$2.27	$2.01	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41
Accumulation unit value at end of period	$2.90	$2.79	$2.26	$2.27	$2.01	$1.83	$2.18	$1.96	$1.65	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2,042	2,265	2,090	2,136	2,266	2,660	3,161	3,269	3,682	3,758
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.20	$2.32	$2.13	$1.55	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39
Accumulation unit value at end of period	$7.97	$3.20	$2.32	$2.13	$1.55	$1.73	$1.86	$1.85	$1.36	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,027	1,026	660	595	774	883	895	1,061	1,364
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.35	$1.49	$1.38	$1.35	$1.39	$1.24	$1.22	$0.95	$1.07
Accumulation unit value at end of period	$1.32	$1.57	$1.35	$1.49	$1.38	$1.35	$1.39	$1.24	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	423	550	627	779	1,162	1,404	1,528	1,677	1,694	2,093
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.13	$1.38	$1.10	$1.14	$1.13	$1.19	$1.02	$0.87	$1.01
Accumulation unit value at end of period	$1.58	$1.42	$1.13	$1.38	$1.10	$1.14	$1.13	$1.19	$1.02	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	362	478	523	531	500	506	535	486	536	538
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.48	$2.00	$2.16	$1.85	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13
Accumulation unit value at end of period	$2.92	$2.48	$2.00	$2.16	$1.85	$1.71	$1.74	$1.60	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	208	221	128	120	135	154	203	141	125	131
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.88	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.88	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	480	639	578	501	513	362	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.47	$1.58	$1.41	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26
Accumulation unit value at end of period	$1.73	$1.62	$1.47	$1.58	$1.41	$1.27	$1.41	$1.42	$1.44	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,470	1,937	2,233	2,473	2,641	2,943	4,408	5,512	6,952	6,150
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—
Accumulation unit value at end of period	$1.36	$1.18	$1.02	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	500	511	512	520	518	504	351	260	129	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,254	2,749	1,908	1,476	878	672	363	193	—	—

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,310	2,235	1,991	1,687	1,076	1,207	1,278	1,027	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.33	$0.97	$0.71	$0.85	$0.78	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,482	1,164	744	664	631	409	287	97	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.20	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12,580	15,149	16,142	18,357	20,007	19,777	19,143	15,758	11,659	7,924
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.21	$1.94	$1.62	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,430	5,014	8,432	9,097	10,711	12,830	14,722	23,979	28,894	39,654
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.42	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	20,837	22,144	25,984	26,676	28,787	28,872	29,801	34,450	36,267	23,540
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.42	$1.32	$1.20	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	22,041	20,600	20,733	27,062	33,374	33,895	45,861	62,281	100,316	98,218
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,941	3,002	2,225	589	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,602	1,209	1,001	422	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.05	$1.10	$1.03	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,679	12,468	10,912	10,329	13,806	9,254	4,516	2,528	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.24	$1.10	$1.16	$1.06	$1.04	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,789	35,282	35,520	35,877	38,216	27,307	17,931	4,067	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88,442	98,310	104,138	97,857	98,879	108,570	95,365	31,656	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.53	$1.40	$1.22	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	262,204	285,021	314,109	331,054	374,569	387,669	382,220	349,573	238,831	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.82	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	135,965	150,607	154,849	156,179	159,881	163,884	166,042	159,138	125,044	89,953
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.82	$1.63	$1.42	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	166,399	188,010	213,955	244,198	272,435	307,752	338,838	384,776	404,133	467,312
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.01	$1.78	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	55,792	60,782	66,160	66,683	69,731	74,275	71,301	69,594	55,799	42,475
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.79	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11
Accumulation unit value at end of period	$2.01	$1.79	$1.52	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	26,594	32,145	37,243	42,421	46,508	54,508	63,382	103,309	123,092	158,719

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.61	$1.47	$1.31	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	47,936	46,586	49,985	53,177	54,241	52,751	51,204	56,872	57,701	40,844
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.61	$1.47	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	53,210	59,568	67,225	78,538	93,075	103,519	120,985	148,675	193,942	209,263
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	933	882	867	1,437	1,057	496	507	505	545	67
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16
Accumulation unit value at end of period	$2.78	$2.41	$1.93	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	332	357	429	481	464	386	234	223	135	68
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99
Accumulation unit value at end of period	$2.39	$2.07	$1.66	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	351	573	600	657	795	858	899	1,057	1,033	1,276
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17
Accumulation unit value at end of period	$1.56	$1.42	$1.22	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	661	694	500	319	340	360	278	217	168	18
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.93	$1.60	$1.28	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,485	1,614	1,683	1,385	1,201	924	645	381	168	27
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18
Accumulation unit value at end of period	$1.20	$1.27	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,158	1,161	1,261	1,181	933	896	537	381	124	56
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.30	$2.41	$2.02	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	389	455	332	297	270	186	132	118	55	13
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23
Accumulation unit value at end of period	$2.09	$2.03	$1.72	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	268	357	291	146	221	197	148	71	81	8
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.67	$1.95	$1.85	$1.49	$1.67	$1.66	$1.24	$1.11	$1.18
Accumulation unit value at end of period	$2.02	$1.97	$1.67	$1.95	$1.85	$1.49	$1.67	$1.66	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	246	278	304	333	389	443	530	633	880	1,083
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,144	7,498	4,741	2,472	78	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.15	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,315	21,840	17,010	10,230	2,486	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,406	26,679	21,109	13,311	2,374	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$2.11	$1.64	$2.02	$1.54	$1.58	$1.60	$1.70	$1.41	$1.17	$1.39
Accumulation unit value at end of period	$2.38	$2.11	$1.64	$2.02	$1.54	$1.58	$1.60	$1.70	$1.41	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	737	915	1,221	1,398	1,640	2,288	2,489	2,678	2,922	3,546
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.88	$2.22	$2.29	$1.94	$1.73	$1.76	$1.70	$1.29	$1.09	$1.14
Accumulation unit value at end of period	$3.53	$2.88	$2.22	$2.29	$1.94	$1.73	$1.76	$1.70	$1.29	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	794	882	1,046	1,219	1,422	1,665	1,842	2,163	2,492	2,943

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.97	$0.86	$1.00
Accumulation unit value at end of period	$1.29	$1.24	$1.09	$1.34	$1.09	$1.07	$1.06	$1.14	$0.97	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	550	609	703	882	778	955	937	986	1,163	1,409
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.76	$2.13	$2.32	$1.95	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23
Accumulation unit value at end of period	$3.30	$2.76	$2.13	$2.32	$1.95	$1.76	$1.84	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	589	671	704	810	941	1,040	876	991	1,090	1,313
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.14	$2.55	$2.55	$2.05	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40
Accumulation unit value at end of period	$4.90	$3.14	$2.55	$2.55	$2.05	$1.93	$2.02	$2.08	$1.40	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,065	1,173	1,008	945	999	947	1,042	969	1,008
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	472	540	709	589	322	265	315	230	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.23	$1.09	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.23	$1.09	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	318	236	260	265	258	94	22	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.84	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Accumulation unit value at end of period	$5.13	$3.84	$2.90	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,301	1,577	1,575	1,576	1,200	945	279	113	79	42
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.93	$0.78	$0.98	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,809	2,226	2,474	2,683	2,843	2,336	1,358	247	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.03	$2.27	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Accumulation unit value at end of period	$2.53	$2.54	$2.03	$2.27	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,590	1,825	1,910	1,966	1,745	1,422	1,066	679	327	255
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.31	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.65	$1.38	$1.19	$1.31	$1.16	$1.14	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2,852	2,919	3,240	3,371	3,871	3,354	2,259	657	51	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Accumulation unit value at end of period	$2.63	$2.26	$1.87	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12,064	11,545	11,543	11,715	8,670	3,153	1,206	242	57	69
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.51	$0.60	$0.60	$0.54	$0.72	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	427	372	530	286	188	99	40	16	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.05	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.47	$2.05	$1.57	$1.75	$1.46	$1.36	$1.35	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,083	3,084	3,193	3,121	2,701	1,988	770	352	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.15	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.54	$3.15	$2.57	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,042	1,204	1,250	1,195	1,250	1,220	437	245	64	10
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.33	$2.34	$1.92	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,663	3,101	2,884	2,960	2,551	1,660	1,347	591	136	287
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	729	611	655	351	265	217	61	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.85	$1.41	$1.09	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	3,521	3,868	3,794	3,748	2,801	1,959	924	565	177	110
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.00	$0.97	$0.89	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	904	1,184	1,155	1,076	852	658	305	239	241	301
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.90	$0.91	$0.91	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	8,886	6,732	7,745	3,791	3,702	4,701	2,792	1,916	306	1,336
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.75	$1.67	$1.45	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,934	2,036	2,142	2,549	2,311	2,703	1,899	827	262	294
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.70	$1.63	$1.42	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,108	1,334	1,371	1,496	1,546	1,247	1,019	753	269	155
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Accumulation unit value at end of period	$1.38	$1.25	$1.16	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,547	2,945	2,453	2,586	2,343	1,204	660	579	903	707
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.35	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.44	$3.35	$2.51	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,827	1,852	1,908	1,711	1,650	1,278	256	140	45	40
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.10	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Accumulation unit value at end of period	$3.61	$3.10	$2.40	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	5,416	5,120	5,151	5,124	3,870	3,022	1,574	558	94	240
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.15	$1.10	$1.04	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,180	2,310	2,000	2,228	2,001	831	795	328	233	483
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.01	$1.08	$0.98	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	826	715	596	709	620	815	164	95	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.34	$2.51	$1.88	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	823	724	742	662	548	820	155	76	19	17
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.69	$1.57	$1.27	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,155	1,247	1,261	1,362	1,400	963	250	176	37	25
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.87	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Accumulation unit value at end of period	$3.02	$2.87	$2.30	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	914	999	1,001	899	749	659	428	155	15	17
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.74	$2.59	$2.00	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,370	1,498	1,471	1,451	1,127	804	522	141	10	2
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Accumulation unit value at end of period	$2.57	$2.39	$2.07	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,023	958	878	823	663	406	253	109	59	55
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	4,176	4,186	3,448	3,258	2,516	1,832	1,026	762	648	520

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.03	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,460	1,513	1,259	974	856	547	378	271	587	713
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.19	$1.11	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,016	1,044	1,185	1,307	888	691	329	342	392	239
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.34	$1.25	$1.17	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	678	1,086	1,111	1,175	691	515	277	300	390	359
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Accumulation unit value at end of period	$1.77	$1.90	$1.52	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,231	1,514	1,699	1,813	1,696	1,370	737	364	207	241
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.01	$1.23	$1.01	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	806	784	730	542	266	74	57	30	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.47	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Accumulation unit value at end of period	$4.50	$3.47	$2.67	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	687	811	840	806	565	308	197	97	60	24
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.25	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.39	$3.25	$2.49	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	235	219	238	312	292	242	215	80	6	8
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Accumulation unit value at end of period	$2.76	$2.71	$2.12	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,521	1,567	1,568	1,886	1,649	1,076	640	167	54	58
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.16	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.47	$3.16	$2.52	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	321	234	255	293	269	195	117	125	121	81
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.39	$2.36	$1.90	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	688	654	787	858	513	405	358	227	101	28
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.04	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,168	868	537	448	353	235	80	80	89	84
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.88	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Accumulation unit value at end of period	$3.07	$2.88	$2.29	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,191	1,472	1,524	1,515	1,280	937	329	202	91	149
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,995	1,407	1,293	938	1,170	1,466	466	273	175	132
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.91	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Accumulation unit value at end of period	$3.66	$2.91	$2.08	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	764	934	934	1,022	854	824	301	134	33	23
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.03	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	449	534	636	792	875	790	754	349	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Accumulation unit value at end of period	$3.64	$2.83	$2.19	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,977	5,040	4,943	5,023	4,065	3,368	2,365	1,060	391	337

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Accumulation unit value at end of period	$2.62	$2.25	$1.85	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,168	2,504	2,517	2,695	2,211	1,870	926	546	299	348
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,645	5,825	4,566	4,348	2,128	1,631	879	147	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.33	$1.16	$1.23	$1.14	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,153	3,442	3,305	3,497	3,176	2,490	1,901	344	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Accumulation unit value at end of period	$1.92	$2.05	$1.69	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	456	632	687	776	663	588	361	196	135	99
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.64	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Accumulation unit value at end of period	$2.74	$2.64	$2.12	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,233	1,391	1,414	1,399	1,235	895	502	205	99	78
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.90	$0.91	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.85	$0.93	$0.90	$0.91	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	261	286	233	167	129	18	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.42	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Accumulation unit value at end of period	$3.04	$2.42	$1.86	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,960	2,239	2,296	2,087	1,677	1,607	923	632	239	227
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.06	$0.97	$1.03	$0.99	$0.94	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	958	1,066	1,157	1,064	776	594	411	187	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Accumulation unit value at end of period	$3.28	$2.78	$2.23	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	874	1,152	1,245	1,193	989	758	353	254	45	81
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.20	$1.06	$1.15	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,350	1,489	1,457	1,841	1,743	1,275	1,363	866	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.27	$1.06	$1.14	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	597	776	821	823	903	1,703	1,944	950	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,115	2,869	1,890	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.00	$1.03	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,655	1,488	1,428	1,612	1,548	815	449	64	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Accumulation unit value at end of period	$3.92	$3.00	$2.25	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	337	405	493	561	489	485	112	106	34	36
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.45	$1.24	$1.35	$1.14	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	284	359	514	511	426	550	140	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.41	$2.31	$1.88	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,165	1,438	1,439	1,585	1,475	1,245	855	330	175	137

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.18	$2.89	$2.09	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	532	431	406	342	315	297	428	253	54	41
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Accumulation unit value at end of period	$3.05	$2.59	$2.09	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	82	65	83	93	72	91	118	59	2	2
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	102	74	176	212	198	87	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Accumulation unit value at end of period	$1.45	$1.36	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	492	537	575	611	636	634	648	576	441	482
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.35	$1.18	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	217	243	299	294	289	267	220	127	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.00	$1.02	$0.99	$0.98	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,965	2,775	2,211	2,185	1,116	866	566	170	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.96	$0.95	$0.95	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,131	1,265	1,345	1,479	1,308	1,335	765	176	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.33	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,695	1,131	390	495	440	241	146	51	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Accumulation unit value at end of period	$2.28	$2.01	$1.68	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	8,847	9,572	9,979	9,181	7,251	7,150	5,296	2,833	1,197	1,022
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Accumulation unit value at end of period	$1.42	$1.32	$1.21	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,226	9,119	8,908	9,896	11,501	10,452	10,281	11,471	14,119	11,499
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.11	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	838	837	342	317	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,698	1,353	784	316	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,492	10,379	8,169	9,540	9,308	5,791	4,108	2,818	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.23	$1.10	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,319	27,865	29,337	33,959	37,741	29,866	27,101	13,385	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.38	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95,843	104,781	116,191	123,614	127,950	124,538	92,264	39,275	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.52	$1.40	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	152,389	166,920	191,571	203,175	210,971	197,103	161,062	80,023	5,866	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Accumulation unit value at end of period	$1.83	$1.65	$1.44	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	63,563	68,491	74,553	80,144	78,752	75,558	67,268	48,448	30,878	28,107
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Accumulation unit value at end of period	$2.05	$1.82	$1.55	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	28,712	32,675	35,712	36,669	36,374	35,791	28,513	18,700	9,398	9,272
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Accumulation unit value at end of period	$1.61	$1.47	$1.31	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,298	19,872	22,007	23,206	23,340	22,837	20,339	19,853	19,190	14,556
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.09	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	965	692	852	1,148	1,315	968	217	279	173	167
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Accumulation unit value at end of period	$2.76	$2.40	$1.93	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	198	251	325	340	323	259	163	122	33	22
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.55	$1.42	$1.21	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	503	595	752	867	730	1,073	392	195	23	123
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.92	$1.59	$1.27	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,670	1,797	1,904	1,860	1,472	1,378	451	99	113	237
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Accumulation unit value at end of period	$1.19	$1.26	$1.13	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1,467	1,386	1,293	1,388	1,036	583	322	192	23	123
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.28	$2.40	$2.01	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	155	177	193	167	119	136	42	20	7	8
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.08	$2.02	$1.72	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	162	181	138	151	170	184	81	60	41	17
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.07	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,795	3,642	2,009	1,239	319	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.36	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.36	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,858	19,020	17,306	14,014	3,170	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.11	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,680	12,979	11,253	8,737	1,154	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.27	$2.74	$2.11	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	235	297	301	328	245	222	81	52	33	12
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Accumulation unit value at end of period	$4.45	$2.86	$2.32	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,394	1,355	1,427	1,227	1,062	887	458	263	57	56
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.05	$1.11	$1.04	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	293	329	430	226	189	139	26	—	—

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.22	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.83	$2.89	$2.86	$2.20	$2.18	$2.00	$1.78	$1.32	$1.15	$1.21
Accumulation unit value at end of period	$5.10	$3.83	$2.89	$2.86	$2.20	$2.18	$2.00	$1.78	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	52	58	50	51	46	59	47	34	24	10
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.92	$0.78	$0.97	$1.00	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	126	201	219	220	269	295	170	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.02	$2.26	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Accumulation unit value at end of period	$2.51	$2.53	$2.02	$2.26	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	51	83	100	98	97	157	173	166	154	49
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.64	$1.38	$1.19	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	476	476	477	610	510	485	524	534	149	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.86	$2.01	$1.78	$1.69	$1.69	$1.55	$1.30	$1.15	$1.14
Accumulation unit value at end of period	$2.61	$2.25	$1.86	$2.01	$1.78	$1.69	$1.69	$1.55	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	488	697	610	677	718	608	483	434	177	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.51	$0.60	$0.60	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.05	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.46	$2.05	$1.56	$1.74	$1.46	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	161	166	186	197	424	358	23	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.14	$2.56	$2.70	$2.21	$2.08	$2.09	$1.84	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.53	$3.14	$2.56	$2.70	$2.21	$2.08	$2.09	$1.84	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	23	27	24	40	46	51	47	30	4	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$1.91	$2.06	$1.83	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Accumulation unit value at end of period	$2.32	$2.33	$1.91	$2.06	$1.83	$1.64	$1.71	$1.58	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	242	433	470	457	450	520	549	555	165	26
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.07	$0.97	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	21	14	8	8	23	23	51	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.08	$1.40	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.84	$1.40	$1.08	$1.40	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	129	262	280	283	288	341	401	435	217	131
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.88	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$1.00	$0.97	$0.88	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	277	322	334	355	338	386	382	409	225	86
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.90	$0.91	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.89	$0.90	$0.90	$0.90	$0.91	$0.93	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,511	489	775	1,170	488	739	446	466	234	219
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.53	$1.46	$1.33	$1.36	$1.34	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.74	$1.66	$1.45	$1.53	$1.46	$1.33	$1.36	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	182	217	221	283	316	317	459	449	288	93
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.49	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Accumulation unit value at end of period	$1.69	$1.62	$1.42	$1.49	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	210	379	404	476	480	530	593	698	185	49

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.15	$1.17	$1.14	$1.11	$1.13	$1.09	$1.13	$1.07	$1.01
Accumulation unit value at end of period	$1.37	$1.24	$1.15	$1.17	$1.14	$1.11	$1.13	$1.09	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	832	790	715	674	632	447	633	868	511	46
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.34	$2.50	$2.64	$2.10	$2.10	$1.96	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.42	$3.34	$2.50	$2.64	$2.10	$2.10	$1.96	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	53	61	64	63	45	79	51	115	112	24
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.09	$2.39	$2.55	$2.13	$1.94	$1.95	$1.74	$1.34	$1.18	$1.18
Accumulation unit value at end of period	$3.59	$3.09	$2.39	$2.55	$2.13	$1.94	$1.95	$1.74	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	528	493	363	361	448	280	324	235	335	1
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.05	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.14	$1.10	$1.04	$1.05	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	261	248	296	347	286	338	371	610	191	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.00	$1.08	$0.98	$0.97	$0.99	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	57	67	57	57	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$1.88	$2.00	$1.66	$1.65	$1.58	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.32	$2.50	$1.88	$2.00	$1.66	$1.65	$1.58	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	76	60	65	87	73	50	62	59	49	7
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.27	$1.55	$1.23	$1.34	$1.29	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.68	$1.57	$1.27	$1.55	$1.23	$1.34	$1.29	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	99	125	146	140	153	99	54	45	42	23
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.85	$2.29	$2.65	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Accumulation unit value at end of period	$3.01	$2.85	$2.29	$2.65	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	78	86	91	52	57	76	85	54	43	9
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$1.99	$2.33	$2.09	$1.86	$1.99	$1.80	$1.33	$1.14	$1.26
Accumulation unit value at end of period	$2.72	$2.58	$1.99	$2.33	$2.09	$1.86	$1.99	$1.80	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	95	102	114	140	139	141	133	107	33	9
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.06	$2.39	$2.17	$1.93	$2.03	$1.94	$1.33	$1.14	$1.27
Accumulation unit value at end of period	$2.56	$2.38	$2.06	$2.39	$2.17	$1.93	$2.03	$1.94	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	39	48	47	66	64	68	72	63	60	27
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.28	$1.21	$1.12	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	685	777	706	666	669	412	498	618	454	148
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.03	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.03	$1.03	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	103	103	86	88	21	106	119	12	6
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.13	$1.10	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.19	$1.10	$1.13	$1.10	$1.08	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	18	18	22	33	78	89	92	85	24
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.19	$1.18	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.33	$1.24	$1.17	$1.19	$1.18	$1.11	$1.14	$1.07	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	76	74	83	108	95	171	244	230	291	25
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.52	$1.63	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Accumulation unit value at end of period	$1.77	$1.89	$1.52	$1.63	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	54	85	110	156	224	243	274	214	174	75
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	14	19	18	6	5	5	—	—

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.45	$2.66	$2.77	$2.12	$2.04	$1.87	$1.69	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.48	$3.45	$2.66	$2.77	$2.12	$2.04	$1.87	$1.69	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7	9	11	9	8	54	55	55	44	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.24	$2.48	$2.55	$1.98	$2.06	$1.97	$1.81	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.37	$3.24	$2.48	$2.55	$1.98	$2.06	$1.97	$1.81	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	39	60	65	76	77	78	67	65	52	32
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.70	$2.11	$2.38	$2.06	$1.84	$1.88	$1.73	$1.30	$1.13	$1.15
Accumulation unit value at end of period	$2.75	$2.70	$2.11	$2.38	$2.06	$1.84	$1.88	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	123	185	191	171	201	193	130	138	166	39
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.14	$2.51	$2.48	$1.90	$1.87	$1.79	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.44	$3.14	$2.51	$2.48	$1.90	$1.87	$1.79	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	106	130	100	114	120	77	88	90	72	35
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$1.89	$2.12	$1.85	$1.65	$1.82	$1.69	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.37	$2.35	$1.89	$2.12	$1.85	$1.65	$1.82	$1.69	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	138	214	234	245	256	259	251	303	150	15
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.05	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.03	$1.05	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	403	325	286	194	188	202	227	364	108	11
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.87	$2.28	$2.57	$2.26	$1.90	$1.93	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.05	$2.87	$2.28	$2.57	$2.26	$1.90	$1.93	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	17	37	37	49	32	41	9	8	7	2
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.96	$0.97	$0.97	$0.99	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$0.97	$0.95	$0.96	$0.97	$0.97	$0.99	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	88	109	108	74	73	72	76	72	11	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.07	$2.18	$1.80	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Accumulation unit value at end of period	$3.64	$2.90	$2.07	$2.18	$1.80	$1.77	$1.85	$1.72	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	108	108	113	98	129	129	103	154	122	1
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.06	$1.02	$0.91	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	173	178	190	206	211	269	279	177	80	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.18	$2.37	$1.97	$1.86	$1.88	$1.70	$1.32	$1.15	$1.20
Accumulation unit value at end of period	$3.62	$2.82	$2.18	$2.37	$1.97	$1.86	$1.88	$1.70	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	541	474	495	510	526	589	665	579	341	164
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.84	$2.19	$1.85	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24
Accumulation unit value at end of period	$2.60	$2.24	$1.84	$2.19	$1.85	$1.67	$1.72	$1.65	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	242	282	298	318	315	292	275	232	128	20
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.14	$1.05	$1.09	$1.03	$0.97	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	240	187	203	170	126	164	118	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.32	$1.16	$1.23	$1.13	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	131	174	210	158	365	328	110	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.69	$1.88	$1.76	$1.54	$1.64	$1.55	$1.23	$1.09	$1.12
Accumulation unit value at end of period	$1.91	$2.04	$1.69	$1.88	$1.76	$1.54	$1.64	$1.55	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	35	41	41	39	30
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.11	$2.46	$2.25	$1.76	$1.92	$1.94	$1.44	$1.24	$1.30
Accumulation unit value at end of period	$2.73	$2.63	$2.11	$2.46	$2.25	$1.76	$1.92	$1.94	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	165	143	150	159	159	153	140	73	19	18

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	17	14	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$1.86	$2.17	$1.62	$1.64	$1.61	$1.60	$1.28	$1.07	$1.19
Accumulation unit value at end of period	$3.02	$2.41	$1.86	$2.17	$1.62	$1.64	$1.61	$1.60	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	71	71	60	65	42	161	89	102	59	46
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.07	$1.06	$0.97	$1.03	$0.98	$0.94	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.76	$2.22	$2.52	$2.24	$1.93	$2.09	$1.90	$1.37	$1.18	$1.22
Accumulation unit value at end of period	$3.26	$2.76	$2.22	$2.52	$2.24	$1.93	$2.09	$1.90	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	77	85	95	111	100	95	88	63	43	1
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.20	$1.05	$1.15	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	140	140	263	122	115	155	165	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.27	$1.06	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	36	131	187	205	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	342	41	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.00	$1.02	$1.01	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	262	296	169	202	110	16	2	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.24	$2.33	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Accumulation unit value at end of period	$3.90	$2.98	$2.24	$2.33	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	24	6	2	4	4	4	4	4	—	9
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.24	$1.35	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	8	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.87	$1.88	$1.66	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.39	$2.30	$1.87	$1.88	$1.66	$1.52	$1.81	$1.63	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	269	300	344	403	433	478	480	450	215	69
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.88	$2.08	$1.91	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.15	$2.88	$2.08	$1.91	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	106	67	62	51	51	56	41	44	35	32
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.08	$2.25	$1.93	$1.78	$1.82	$1.68	$1.24	$1.13	$1.19
Accumulation unit value at end of period	$3.03	$2.58	$2.08	$2.25	$1.93	$1.78	$1.82	$1.68	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	11	—	—	9
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	21	21	21	5	19	5	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Accumulation unit value at end of period	$1.44	$1.35	$1.23	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	74	74	75	84	84	88	667	768	184	57
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.02	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	218	218	222	238	238	300	317	326	124	—

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.06	$1.00	$1.02	$0.99	$0.97	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	66	14	17	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.95	$0.95	$0.94	$0.94	$0.93	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	27	27	36	36	42	18	14	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.32	$0.97	$0.71	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	6	6	6	24	21	21	15	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.67	$1.85	$1.58	$1.51	$1.55	$1.48	$1.25	$1.11	$1.16
Accumulation unit value at end of period	$2.27	$2.00	$1.67	$1.85	$1.58	$1.51	$1.55	$1.48	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,809	3,949	4,350	4,857	5,323	5,427	5,453	5,797	4,222	1,906
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Accumulation unit value at end of period	$1.41	$1.31	$1.20	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,854	4,813	7,304	7,861	9,441	9,804	9,525	11,122	12,192	4,424
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.97	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	134	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.16	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	407	424	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.05	$1.09	$1.03	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,234	1,625	1,311	1,483	865	579	261	275	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,021	925	1,028	1,145	1,226	461	180	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.37	$1.18	$1.30	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,976	3,488	3,585	3,536	4,106	4,202	2,418	604	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.52	$1.39	$1.22	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	19,555	21,320	23,925	27,618	29,984	32,218	35,582	35,461	24,797	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.54	$1.38	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11
Accumulation unit value at end of period	$1.82	$1.64	$1.43	$1.54	$1.38	$1.33	$1.36	$1.31	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	35,305	37,674	39,433	44,645	48,268	49,765	50,758	53,838	45,726	22,126
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.55	$1.69	$1.47	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Accumulation unit value at end of period	$2.04	$1.81	$1.55	$1.69	$1.47	$1.42	$1.45	$1.40	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,459	11,036	13,405	14,395	15,499	17,937	20,357	22,020	13,969	11,746
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08
Accumulation unit value at end of period	$1.60	$1.46	$1.31	$1.38	$1.28	$1.24	$1.26	$1.22	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,937	12,528	14,331	16,510	17,248	17,752	19,324	20,160	19,211	9,784
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.10	$1.08	$1.08	$1.08	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.16	$1.09	$1.10	$1.08	$1.08	$1.08	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	73	80	81	130	143	129	157	175	130	35
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$1.92	$2.12	$1.79	$1.66	$1.68	$1.52	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.75	$2.39	$1.92	$2.12	$1.79	$1.66	$1.68	$1.52	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	205	240	258	254	243	293	246	244	48	22

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.47	$1.22	$1.28	$1.31	$1.43	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.54	$1.41	$1.21	$1.47	$1.22	$1.28	$1.31	$1.43	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	15	18	15	15	26	26	26	27	4
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.59	$1.27	$1.34	$1.40	$1.42	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.91	$1.58	$1.27	$1.59	$1.27	$1.34	$1.40	$1.42	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	71	307	305	314	325	310	271	177	27	32
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.19	$1.26	$1.13	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	58	54	53	53	19	13	38	48	42	11
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.39	$2.01	$2.14	$1.83	$1.75	$1.87	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.27	$2.39	$2.01	$2.14	$1.83	$1.75	$1.87	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	10	17	18	13	12	13	13
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.71	$2.01	$1.91	$1.54	$1.73	$1.72	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.07	$2.01	$1.71	$2.01	$1.91	$1.54	$1.73	$1.72	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	14	13	18	19	20	26	75	49	15
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.21	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	371	125	70	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	878	804	1,678	1,162	1,041	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,434	1,657	2,165	960	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.73	$2.10	$2.30	$1.93	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.25	$2.73	$2.10	$2.30	$1.93	$1.75	$1.83	$1.68	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	54	61	68	89	78	84	72	72	52	24
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.31	$2.31	$1.86	$1.75	$1.83	$1.89	$1.28	$1.20	$1.28
Accumulation unit value at end of period	$4.43	$2.84	$2.31	$2.31	$1.86	$1.75	$1.83	$1.89	$1.28	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	70	66	65	63	65	66	42	37	21	11
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.18	$1.05	$1.11	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	138	138	114	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	130	104	61	68	125	150	95	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.54	$1.74	$1.29	$1.32	$1.31	$1.27	$1.05	$0.94	$1.24
Accumulation unit value at end of period	$2.71	$1.97	$1.54	$1.74	$1.29	$1.32	$1.31	$1.27	$1.05	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	3	17	16	4	4	21	16	33	12	100
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$2.33	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.13	$0.97	$0.93
Accumulation unit value at end of period	$2.35	$2.33	$1.91	$2.06	$1.76	$1.61	$1.61	$1.49	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	55	58	51	54	90	122	158	175	185	157
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.86	$0.74	$0.98	$0.79	$0.81	$0.80	$0.87	$0.72	$0.64	$0.81
Accumulation unit value at end of period	$0.86	$0.86	$0.74	$0.98	$0.79	$0.81	$0.80	$0.87	$0.72	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	208	317	397	370	390	516	583	664	803	1,110

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$3.35	$2.53	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06
Accumulation unit value at end of period	$4.46	$3.35	$2.53	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	355	291	352	307	276	222	125	66	204	65
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.68	$0.92	$0.78	$0.97	$0.99	$0.72	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	423	484	567	679	733	612	472	141	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.86	$2.25	$2.62	$2.39	$1.98	$2.04	$1.78	$1.39	$1.21	$1.24
Accumulation unit value at end of period	$2.85	$2.86	$2.25	$2.62	$2.39	$1.98	$2.04	$1.78	$1.39	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	109	152	175	226	210	215	187	241	294	370
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$3.22	$2.43	$2.45	$1.88	$1.83	$1.75	$1.62	$1.20	$1.07	$1.08
Accumulation unit value at end of period	$4.74	$3.22	$2.43	$2.45	$1.88	$1.83	$1.75	$1.62	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	347	330	338	346	336	349	79	75	89	78
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$2.23	$1.78	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03
Accumulation unit value at end of period	$2.22	$2.23	$1.78	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	602	630	730	840	807	858	897	960	914	1,036
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—
Accumulation unit value at end of period	$1.63	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,485	1,513	1,642	1,858	1,785	1,580	1,019	438	37	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$2.76	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03
Accumulation unit value at end of period	$3.90	$2.76	$2.21	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	29	26	29	21	49	74	84	154	110	119
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$1.72	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06
Accumulation unit value at end of period	$2.41	$2.08	$1.72	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,052	2,714	2,896	2,598	2,667	1,927	1,176	918	518	547
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.54	$0.50	$0.60	$0.59	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	134	108	100	27	26	51	49	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.45	$2.04	$1.56	$1.74	$1.45	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	687	726	775	767	589	392	218	85	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20
Accumulation unit value at end of period	$3.51	$3.12	$2.55	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	474	421	198	179	187	185	109	35	25	9
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.47	$2.01	$2.12	$1.73	$1.63	$1.64	$1.44	$1.10	$0.98	$0.94
Accumulation unit value at end of period	$2.77	$2.47	$2.01	$2.12	$1.73	$1.63	$1.64	$1.44	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	54	67	66	47	51	128	77	47	40	73
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21
Accumulation unit value at end of period	$2.31	$2.32	$1.90	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	525	635	406	398	414	441	321	296	137	59
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.62	$1.75	$1.55	$1.39	$1.45	$1.34	$1.07	$0.95	$1.02
Accumulation unit value at end of period	$1.97	$1.98	$1.62	$1.75	$1.55	$1.39	$1.45	$1.34	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	778	909	1,146	1,189	1,350	1,484	1,758	1,869	1,805	2,178
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.06	$0.96	$0.88	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	172	192	374	279	233	224	152	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22
Accumulation unit value at end of period	$1.83	$1.40	$1.08	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	445	448	436	420	306	299	262	218	105	94

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.96	$1.51	$1.95	$1.35	$1.30	$1.45	$1.51	$1.56	$1.31	$1.69
Accumulation unit value at end of period	$2.57	$1.96	$1.51	$1.95	$1.35	$1.30	$1.45	$1.51	$1.56	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	129	198	245	268	277	335	389	506	546	649
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.99	$0.96	$0.88	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	148	151	155	152	130	191	155	200	195	80
Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.16	$1.11	$1.14	$1.23	$1.24	$1.37	$1.30	$1.26
Accumulation unit value at end of period	$1.22	$1.18	$1.08	$1.16	$1.11	$1.14	$1.23	$1.24	$1.37	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	392	384	433	407	466	559	734	972	1,641	2,021
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99
Accumulation unit value at end of period	$0.89	$0.90	$0.90	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,427	703	671	151	744	1,021	700	402	262	101
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03
Accumulation unit value at end of period	$0.93	$0.94	$0.93	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,317	1,098	1,219	1,062	1,485	1,369	1,800	2,678	3,268	4,106
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08
Accumulation unit value at end of period	$1.73	$1.65	$1.44	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	546	515	530	714	653	631	509	473	343	122
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.10	$1.83	$1.93	$1.84	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35
Accumulation unit value at end of period	$2.21	$2.10	$1.83	$1.93	$1.84	$1.67	$1.72	$1.68	$1.61	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	859	1,039	1,093	1,226	1,335	1,391	1,521	1,517	1,563	1,554
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	686	736	411	458	423	997	1,105	1,199	210	120
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.05	$1.79	$1.89	$1.80	$1.65	$1.69	$1.65	$1.60	$1.41	$1.35
Accumulation unit value at end of period	$2.14	$2.05	$1.79	$1.89	$1.80	$1.65	$1.69	$1.65	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	416	551	570	814	925	620	776	979	1,299	1,249
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.37	$1.23	$1.15	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	734	667	495	517	551	539	500	379	538	322
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.40	$1.37	$1.33	$1.34	$1.29	$1.35	$1.27	$1.21
Accumulation unit value at end of period	$1.65	$1.49	$1.38	$1.40	$1.37	$1.33	$1.34	$1.29	$1.35	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,233	1,264	1,182	1,495	1,649	1,906	2,355	3,068	5,731	6,538
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.40	$3.32	$2.48	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	297	235	229	216	197	161	79	67	44	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.74	$2.05	$2.17	$1.72	$1.72	$1.60	$1.43	$1.11	$0.94	$0.98
Accumulation unit value at end of period	$3.63	$2.74	$2.05	$2.17	$1.72	$1.72	$1.60	$1.43	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	39	35	66	57	68	147	44	133	189	159
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.68	$2.08	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03
Accumulation unit value at end of period	$3.12	$2.68	$2.08	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,037	2,115	1,839	1,555	1,245	1,113	893	538	502	397
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.14	$1.09	$1.03	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,573	730	805	599	510	293	285	531	605	129
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	214	300	362	401	378	177	88	—	—

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.31	$2.48	$1.87	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	209	104	122	113	94	84	37	32	19	7
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.54	$1.91	$2.03	$1.68	$1.67	$1.61	$1.52	$1.18	$1.07	$1.28
Accumulation unit value at end of period	$3.38	$2.54	$1.91	$2.03	$1.68	$1.67	$1.61	$1.52	$1.18	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	40	50	36	38	35	105	85	103	91	83
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.67	$1.56	$1.26	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	238	214	363	399	358	245	50	48	27	35
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.16	$1.41	$1.12	$1.21	$1.17	$1.30	$1.08	$0.93	$1.08
Accumulation unit value at end of period	$1.54	$1.43	$1.16	$1.41	$1.12	$1.21	$1.17	$1.30	$1.08	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	67	108	129	145	205	113	170	207	250	229
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.99	$2.84	$2.28	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	147	106	118	128	125	133	154	73	47	17
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.40	$1.92	$2.23	$1.87	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$2.53	$2.40	$1.92	$2.23	$1.87	$1.58	$1.69	$1.54	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	65	70	67	63	72	78	103	182	85	72
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26
Accumulation unit value at end of period	$2.71	$2.56	$1.98	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	122	138	154	173	162	118	33	32	26	12
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.21	$1.71	$2.00	$1.79	$1.59	$1.70	$1.54	$1.13	$0.97	$1.08
Accumulation unit value at end of period	$2.34	$2.21	$1.71	$2.00	$1.79	$1.59	$1.70	$1.54	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	101	129	154	164	195	271	275	311	320	426
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27
Accumulation unit value at end of period	$2.54	$2.37	$2.05	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	54	31	34	34	26	23	23	11	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.75	$2.04	$1.84	$1.64	$1.72	$1.65	$1.13	$0.97	$1.08
Accumulation unit value at end of period	$2.18	$2.03	$1.75	$2.04	$1.84	$1.64	$1.72	$1.65	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	23	24	37	60	111	81	71
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.27	$1.21	$1.11	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,166	1,122	755	684	463	316	309	350	177	95
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	285	270	222	222	245	299	172	179	172	202
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.12	$1.12	$1.10	$1.09	$1.09	$1.05	$1.08	$1.08	$1.08
Accumulation unit value at end of period	$1.22	$1.18	$1.12	$1.12	$1.10	$1.09	$1.09	$1.05	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	518	554	590	715	1,123	1,240	1,316	2,035	3,166	4,378
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.47	$0.44	$0.51	$0.51	$0.46	$0.62	$0.76	$0.86	$0.89	$1.04
Accumulation unit value at end of period	$0.45	$0.47	$0.44	$0.51	$0.51	$0.46	$0.62	$0.76	$0.86	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	252	308	302	319	368	425	507	583	800	950
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.26	$1.18	$1.10	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	200	200	287	284	226	105	53	59	32	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.33	$1.23	$1.16	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	532	474	233	265	240	239	202	222	353	119

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.38	$1.36	$1.28	$1.31	$1.23	$1.32	$1.27	$1.17
Accumulation unit value at end of period	$1.55	$1.44	$1.35	$1.38	$1.36	$1.28	$1.31	$1.23	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	608	627	708	767	868	861	1,079	1,280	2,237	2,570
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.76	$1.88	$1.51	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	170	170	182	265	242	220	138	131	35	22
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	145	110	87	69	19	6	25	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 1) (4/29/2016)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.38	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.24	$1.73	$1.33	$1.38	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	491	541	599	681	772	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.45	$3.43	$2.65	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	180	103	67	66	72	42	31	22	1	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.34	$3.22	$2.47	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	43	39	44	67	63	62	47	18	15	3
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15
Accumulation unit value at end of period	$2.73	$2.68	$2.10	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	314	316	318	284	264	165	160	158	73	57
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24
Accumulation unit value at end of period	$5.41	$3.13	$2.50	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	111	86	62	70	61	73	71	49	11	10
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17
Accumulation unit value at end of period	$2.36	$2.34	$1.88	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	165	171	171	153	115	145	131	116	104	64
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.10	$1.03	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	416	422	400	375	249	233	145	179	280	27
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.03	$2.86	$2.27	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	187	154	147	152	117	85	38	20	18	12
CTIVP® – Victory Sycamore Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.73	$2.16	$2.44	$2.14	$1.80	$1.82	$1.65	$1.23	$1.07	$1.16
Accumulation unit value at end of period	$2.90	$2.73	$2.16	$2.44	$2.14	$1.80	$1.82	$1.65	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	52	88	83	68	90	69	44	36	22	18
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.95	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	549	400	498	414	441	514	88	51	51	26
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.62	$2.89	$2.06	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	173	180	150	164	178	200	94	86	59	3
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.06	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	106	90	139	173	182	275	203	60	10	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (6/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.31	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.13
Accumulation unit value at end of period	$1.36	$1.36	$1.29	$1.31	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,230	1,596	1,931	2,117	2,510	2,759	3,335	4,207	3,372	3,788

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.57	$1.99	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10
Accumulation unit value at end of period	$3.30	$2.57	$1.99	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,386	2,261	2,659	2,865	2,838	2,933	2,752	2,772	2,690	2,701
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.31	$1.90	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29
Accumulation unit value at end of period	$2.69	$2.31	$1.90	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	773	832	845	996	1,109	1,119	1,125	988	1,110	1,256
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.17	$1.39	$1.09	$1.16	$1.14	$1.27	$0.99	$0.83	$1.02
Accumulation unit value at end of period	$1.67	$1.47	$1.17	$1.39	$1.09	$1.16	$1.14	$1.27	$0.99	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	327	272	292	311	345	333	369	348	292	461
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,943	2,147	2,101	2,109	1,341	1,024	631	311	—	—
Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.06	$0.98	$0.98	$0.99	$0.88	$0.87	$0.69	$0.74
Accumulation unit value at end of period	$1.10	$1.18	$0.98	$1.06	$0.98	$0.98	$0.99	$0.88	$0.87	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	170	114	125	268	310	337	441	477	371	395
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,258	1,452	1,502	1,854	1,789	2,141	2,097	361	—	—
Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.48	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99
Accumulation unit value at end of period	$1.68	$1.79	$1.48	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	345	363	453	458	472	616	557	626	902	1,011
Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.24	$1.80	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12
Accumulation unit value at end of period	$2.33	$2.24	$1.80	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	239	310	239	211	224	253	281	367	401	462
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.85	$0.93	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	65	56	98	56	57	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.43	$1.97	$2.13	$1.74	$1.59	$1.62	$1.41	$1.04	$0.92	$0.90
Accumulation unit value at end of period	$2.81	$2.43	$1.97	$2.13	$1.74	$1.59	$1.62	$1.41	$1.04	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	59	86	88	77	86	113	138	156	232	143
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares (4/24/2020)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.26	$1.75	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12
Accumulation unit value at end of period	$2.84	$2.26	$1.75	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	391	403	411	414	466	608	529	600	520	588
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.41	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29
Accumulation unit value at end of period	$1.55	$1.53	$1.41	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,532	1,789	2,171	2,464	2,803	3,657	4,997	6,210	7,215
Invesco Oppenheimer V.I. Main Street Fund, Series II Shares (4/28/2017)
Accumulation unit value at beginning of period	$1.27	$0.98	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.27	$0.98	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	130	146	148	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.40	$1.93	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07
Accumulation unit value at end of period	$2.83	$2.40	$1.93	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	215	221	276	318	266	328	293	247	249	302
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$2.34	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—
Accumulation unit value at end of period	$3.28	$2.34	$1.74	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	32	37	39	55	89	86	98	112	113	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.19	$1.05	$1.14	$1.06	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	704	796	861	925	877	982	764	620	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$1.72	$2.00	$1.72	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99
Accumulation unit value at end of period	$2.07	$2.12	$1.72	$2.00	$1.72	$1.49	$1.62	$1.50	$1.12	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	167	200	233	291	301	335	398	442	555	737
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$2.06	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	$1.00
Accumulation unit value at end of period	$2.03	$2.06	$1.67	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	63	107	157	214	248	196	117	295	250	103
Invesco V.I. Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$2.78	$2.13	$2.15	$1.89	$2.17	$2.14	$1.82	$1.32	$1.11	$1.08
Accumulation unit value at end of period	$3.13	$2.78	$2.13	$2.15	$1.89	$2.17	$2.14	$1.82	$1.32	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	79	101	96	149	150	196	162	158	108	124
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.64	$1.36	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20
Accumulation unit value at end of period	$1.94	$1.73	$1.37	$1.64	$1.36	$1.39	$1.45	$1.47	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	80	120	179	194	238	251	298	256	296	359
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.27	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	273	299	329	615	637	905	810	713	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,326	1,779	385	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.07	$0.99	$1.02	$1.00	$1.00	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,132	847	858	979	1,280	1,061	416	187	—	—
Janus Henderson VIT Research Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94
Accumulation unit value at end of period	$3.13	$2.40	$1.80	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	311	307	277	304	308	389	282	366	519	591
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.24	$1.34	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	172	123	106	114	201	379	300	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.75	$1.27	$1.28	$1.01	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.75	$1.27	$1.28	$1.01	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	205	226	265	306	432	—	—	—	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.73	$2.22	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40
Accumulation unit value at end of period	$2.84	$2.73	$2.22	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	603	679	662	707	751	867	968	859	903	953
Morgan Stanley VIF Discovery Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$3.14	$2.28	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38
Accumulation unit value at end of period	$7.80	$3.14	$2.28	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	135	111	114	89	115	156	219	198	214	203
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.32	$1.46	$1.35	$1.33	$1.37	$1.22	$1.21	$0.94	$1.07
Accumulation unit value at end of period	$1.29	$1.54	$1.32	$1.46	$1.35	$1.33	$1.37	$1.22	$1.21	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	82	171	212	274	288	285	398	470	470	425
Neuberger Berman AMT International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.11	$1.36	$1.08	$1.12	$1.12	$1.17	$1.01	$0.87	$1.00
Accumulation unit value at end of period	$1.55	$1.40	$1.11	$1.36	$1.08	$1.12	$1.12	$1.17	$1.01	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	15	16	102	95	32	54	58	75	80	96
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$2.43	$1.97	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12
Accumulation unit value at end of period	$2.86	$2.43	$1.97	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	143	148	40	41	42	47	90	76	26	35

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	193	210	145	128	111	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26
Accumulation unit value at end of period	$1.69	$1.59	$1.45	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	404	462	543	664	676	795	1,212	1,857	3,141	2,838
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.34	$1.17	$1.01	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	64	68	95	30	30	30	30	144	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.99	$1.02	$0.98	$0.97	$0.99	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,201	835	577	674	522	459	413	345	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.95	$0.95	$0.94	$0.94	$0.92	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	571	539	524	546	562	683	647	510	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.32	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	145	83	71	64	34	35	18	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.17	$1.91	$1.60	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,423	3,524	3,964	4,353	4,946	6,341	7,140	5,713	4,970	5,014
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.92	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12
Accumulation unit value at end of period	$2.17	$1.92	$1.60	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	935	981	986	1,035	1,033	1,077	1,261	1,478	1,463	1,618
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.40	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7,548	5,897	6,480	7,898	9,620	9,116	10,238	16,283	18,372	12,111
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04
Accumulation unit value at end of period	$1.40	$1.30	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5,325	6,392	8,541	10,178	11,918	15,756	18,040	21,050	31,090	32,521
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	132	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	107	104	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.15	$1.05	$1.09	$1.02	$1.01	$1.04	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,887	3,481	3,205	3,360	3,307	2,334	1,046	807	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.23	$1.09	$1.16	$1.06	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,707	7,392	8,157	7,704	8,333	7,181	4,376	2,147	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.37	$1.17	$1.29	$1.12	$1.10	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,628	9,763	10,599	10,188	11,881	12,098	8,344	2,515	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.39	$1.21	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	20,484	23,969	25,506	25,611	25,760	25,548	20,925	12,152	5,776	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.79	$1.61	$1.40	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	55,269	59,657	64,786	70,598	72,165	74,996	77,754	79,491	67,842	58,637
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09
Accumulation unit value at end of period	$1.79	$1.61	$1.41	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,622	12,968	15,268	18,555	21,905	25,709	29,311	32,386	32,281	37,613
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Accumulation unit value at end of period	$1.98	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,758	20,474	23,107	25,341	29,087	32,803	34,152	33,555	32,489	29,585
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11
Accumulation unit value at end of period	$1.98	$1.76	$1.50	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,749	2,072	2,559	3,067	4,200	5,912	6,871	7,968	7,702	10,729
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.58	$1.44	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16,843	18,799	19,875	21,766	23,839	21,997	23,803	26,092	26,691	21,112
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.58	$1.45	$1.29	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10,151	12,409	14,053	15,513	18,633	21,994	25,456	29,448	35,259	38,434
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.08	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	159	161	68	157	145	155	128	225	139	57
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.73	$2.38	$1.91	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	136	162	114	110	91	86	74	72	31	12
Variable Portfolio – Partners Core Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98
Accumulation unit value at end of period	$2.34	$2.03	$1.63	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	49	70	96	121	133	137	138	250	270	280
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.54	$1.40	$1.20	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	59	44	41	52	34	25	21	88	1	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16
Accumulation unit value at end of period	$1.90	$1.57	$1.26	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	159	213	246	220	190	195	106	43	19	23
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.18	$1.25	$1.12	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	218	234	173	221	121	97	74	54	22	12
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.25	$2.38	$2.00	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	88	61	57	32	24	24	23	15	—	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23
Accumulation unit value at end of period	$2.05	$2.00	$1.70	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	54	50	55	48	30	23	22	23	14	3
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.63	$1.92	$1.82	$1.47	$1.65	$1.64	$1.23	$1.10	$1.17
Accumulation unit value at end of period	$1.98	$1.93	$1.63	$1.92	$1.82	$1.47	$1.65	$1.64	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	91	100	119	141	161	153	207	223	242	374
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,765	1,082	544	358	—	—	—	—	—	—

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.21	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.35	$1.14	$1.21	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,500	3,145	2,928	1,725	158	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,967	4,614	4,244	3,762	331	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.61	$1.99	$1.52	$1.56	$1.58	$1.68	$1.39	$1.16	$1.38
Accumulation unit value at end of period	$2.33	$2.07	$1.61	$1.99	$1.52	$1.56	$1.58	$1.68	$1.39	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	203	297	333	341	408	437	550	560	585	739
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$2.82	$2.18	$2.25	$1.91	$1.70	$1.74	$1.68	$1.28	$1.08	$1.13
Accumulation unit value at end of period	$3.45	$2.82	$2.18	$2.25	$1.91	$1.70	$1.74	$1.68	$1.28	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	216	239	269	302	354	388	446	440	480	636
Wells Fargo VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.31	$1.07	$1.05	$1.05	$1.13	$0.96	$0.85	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.07	$1.31	$1.07	$1.05	$1.05	$1.13	$0.96	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	127	151	177	228	243	235	219	221	241	271
Wells Fargo VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.71	$2.09	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.23	$2.71	$2.09	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	76	101	132	87	125	173	181	293	534
Wells Fargo VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$3.08	$2.50	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39
Accumulation unit value at end of period	$4.79	$3.08	$2.50	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	174	154	160	178	194	254	302	301	335	344
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288	389	520	518	454	435	268	45	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.30	$1.26	$1.11	$1.22	$1.08	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	30	28	25	94	22	23	23	3	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.84	$2.15	$2.13	$1.64	$1.63	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$3.79	$2.84	$2.15	$2.13	$1.64	$1.63	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	745	750	760	535	421	481	454	429	210
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.68	$0.92	$0.77	$0.97	$0.99	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	68	60	73	130	230	233	201	39	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.60	$1.79	$1.68	$1.42	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.99	$2.01	$1.60	$1.79	$1.68	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	464	528	504	534	423	430	438	335	13
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.18	$1.30	$1.16	$1.13	$1.16	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	411	421	682	691	664	549	458	234	104
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.79	$1.48	$1.59	$1.41	$1.35	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$2.07	$1.79	$1.48	$1.59	$1.41	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	953	1,089	1,362	1,659	939	654	401	249	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.52	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	39	48	71	104	85	68	67	9	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.03	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$2.44	$2.03	$1.55	$1.74	$1.45	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	381	422	507	547	423	288	53	12	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.80	$1.90	$1.55	$1.46	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$2.47	$2.20	$1.80	$1.90	$1.55	$1.46	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	145	176	118	118	98	89	46	47	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.86	$1.52	$1.65	$1.46	$1.31	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.85	$1.86	$1.52	$1.65	$1.46	$1.31	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,065	1,149	1,262	1,651	1,677	1,929	1,854	1,684	68
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	12	22	69	35	34	17	26	22	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.01	$1.31	$0.91	$0.88	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$1.72	$1.31	$1.01	$1.31	$0.91	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	250	351	422	478	397	380	346	296	66
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$0.89	$0.82	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	36	38	124	135	118	177	187	139	87
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.93	$0.95	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.92	$0.92	$0.93	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,873	1,917	1,969	1,009	1,022	829	1,018	844	64
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.30	$1.24	$1.13	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.47	$1.41	$1.23	$1.30	$1.24	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	388	354	426	692	703	799	767	678	51
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.28	$1.22	$1.12	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.44	$1.38	$1.21	$1.28	$1.22	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	300	447	487	651	686	851	884	1,040	60
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.08	$1.05	$1.03	$1.04	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.14	$1.06	$1.08	$1.05	$1.03	$1.04	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	362	374	341	397	398	209	236	191	95
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.47	$1.85	$1.96	$1.55	$1.56	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$3.27	$2.47	$1.85	$1.96	$1.55	$1.56	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	533	531	525	355	284	219	109	96	34
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.34	$1.81	$1.93	$1.62	$1.47	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$2.71	$2.34	$1.81	$1.93	$1.62	$1.47	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,133	1,089	1,167	761	669	575	566	181	32
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.01	$1.01	$0.97	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$0.99	$1.01	$1.01	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	143	144	170	377	272	264	311	245	302
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	20	32	32	160	145	41	19	2	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.04	$1.53	$1.64	$1.36	$1.35	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$2.71	$2.04	$1.53	$1.64	$1.36	$1.35	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	99	121	113	100	40	84	56	21	1
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.13	$1.38	$1.10	$1.19	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.39	$1.13	$1.38	$1.10	$1.19	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	179	199	206	243	242	276	250	222	6

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.72	$1.99	$1.68	$1.42	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$2.25	$2.14	$1.72	$1.99	$1.68	$1.42	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	105	113	89	68	70	114	118	72	32
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.55	$1.82	$1.63	$1.46	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$2.12	$2.01	$1.55	$1.82	$1.63	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	300	339	403	501	447	483	474	455	40
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.81	$1.57	$1.82	$1.65	$1.47	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.94	$1.81	$1.57	$1.82	$1.65	$1.47	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	51	63	63	74	39	16	17	11	7
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.16	$1.12	$1.04	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.14	$1.16	$1.12	$1.04	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	530	541	602	734	802	582	379	382	235
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.03	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	368	376	374	410	624	274	311	189	159
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.06	$1.03	$1.01	$1.03	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.11	$1.03	$1.06	$1.03	$1.01	$1.03	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	115	30	32	85	71	90	68	25	24
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.08	$1.07	$1.00	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.12	$1.06	$1.08	$1.07	$1.00	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	62	69	113	97	133	133	106	79
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.36	$1.31	$1.27	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.46	$1.57	$1.26	$1.36	$1.31	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	160	218	219	278	357	328	337	236	26
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.18	$1.15	$1.01	$1.22	$1.00	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	52	42	41	44	47	39	2	2	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.52	$1.94	$2.03	$1.55	$1.49	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$3.26	$2.52	$1.94	$2.03	$1.55	$1.49	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	130	127	116	46	13	15	12	17	6
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.26	$1.73	$1.78	$1.38	$1.44	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$3.05	$2.26	$1.73	$1.78	$1.38	$1.44	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	189	207	228	138	144	93	59	59	26
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.13	$1.67	$1.89	$1.63	$1.46	$1.49	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$2.17	$2.13	$1.67	$1.89	$1.63	$1.46	$1.49	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	237	301	368	575	499	382	269	227	39
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.26	$1.81	$1.79	$1.38	$1.35	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$3.91	$2.26	$1.81	$1.79	$1.38	$1.35	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	84	77	61	57	56	73	73	72	15
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.82	$1.47	$1.65	$1.44	$1.28	$1.42	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.84	$1.82	$1.47	$1.65	$1.44	$1.28	$1.42	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	294	307	325	201	159	169	174	175	73
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.00	$0.99	$0.98	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.05	$0.99	$1.00	$0.99	$0.98	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	133	37	87	100	73	42	53	66	41
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.27	$1.80	$2.04	$1.79	$1.51	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.41	$2.27	$1.80	$2.04	$1.79	$1.51	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	200	235	226	243	171	173	118	105	3

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	127

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	145	128	174	188	192	120	142	84	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.13	$1.52	$1.60	$1.33	$1.30	$1.36	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$2.66	$2.13	$1.52	$1.60	$1.33	$1.30	$1.36	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	311	328	350	376	360	384	387	372	27
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.02	$0.90	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	97	95	122	203	194	172	196	147	75
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.15	$1.67	$1.81	$1.51	$1.42	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.76	$2.15	$1.67	$1.81	$1.51	$1.42	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	915	912	968	1,054	864	1,041	757	678	66
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.82	$1.50	$1.79	$1.50	$1.36	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$2.11	$1.82	$1.50	$1.79	$1.50	$1.36	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	294	321	330	350	339	301	180	172	9
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.20	$1.13	$1.04	$1.09	$1.03	$0.96	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	424	633	521	965	400	467	313	61	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.31	$1.32	$1.15	$1.22	$1.13	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	181	247	256	289	231	367	304	87	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.43	$1.60	$1.50	$1.31	$1.40	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.62	$1.73	$1.43	$1.60	$1.50	$1.31	$1.40	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	12	11	31	76	78	100	109	48	36
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.94	$1.55	$1.81	$1.66	$1.30	$1.42	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$2.01	$1.94	$1.55	$1.81	$1.66	$1.30	$1.42	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	121	174	194	223	190	184	163	161	30
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.85	$0.92	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.85	$0.92	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	14	24	38	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.56	$1.83	$1.36	$1.39	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$2.54	$2.02	$1.56	$1.83	$1.36	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	173	152	213	244	209	180	150	101	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$1.06	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	66	76	80	92	49	101	90	52	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.66	$1.89	$1.68	$1.45	$1.57	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.43	$2.06	$1.66	$1.89	$1.68	$1.45	$1.57	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	120	134	189	214	179	150	152	171	43
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.29	$1.19	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	104	183	212	443	270	318	271	102	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.41	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	99	102	208	72	66	162	147	103	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	387	149	—	—	—	—	—	—

128	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.07	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	102	144	170	158	155	238	197	2	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.35	$1.76	$1.84	$1.46	$1.48	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.06	$2.35	$1.76	$1.84	$1.46	$1.48	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	144	149	157	155	121	87	61	59	3
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.42	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	32	35	21	42	42	45	28	3	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.78	$1.45	$1.46	$1.29	$1.18	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.85	$1.78	$1.45	$1.46	$1.29	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	458	485	551	968	957	1,040	998	688	66
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.15	$1.56	$1.43	$1.05	$1.17	$1.26	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$5.33	$2.15	$1.56	$1.43	$1.05	$1.17	$1.26	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	123	103	85	86	74	71	60	73	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.68	$1.81	$1.56	$1.44	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$2.44	$2.08	$1.68	$1.81	$1.56	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32	32	197	198	200	202	227	36	5
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.87	$0.95	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	83	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.17	$1.04	$0.94	$1.05	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.19	$1.09	$1.17	$1.04	$0.94	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	122	127	376	388	412	478	587	521	350
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.08	$0.97	$0.94	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.01	$1.08	$0.97	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	48	57	58	60	63	86	81	90	25
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.13	$1.06	$0.99	$1.01	$0.98	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	340	274	177	180	121	64	66	16	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.88	$0.95	$0.94	$0.94	$0.94	$0.92	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	156	168	224	283	194	107	99	75	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$1.31	$0.96	$0.70	$0.85	$0.77	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	73	63	75	111	132	60	75	34	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.36	$1.51	$1.29	$1.24	$1.27	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.85	$1.63	$1.36	$1.51	$1.29	$1.24	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,093	2,110	1,987	1,832	1,930	1,809	1,488	821	8
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.14	$1.07	$1.05	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.18	$1.09	$1.14	$1.07	$1.05	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,327	2,266	2,560	2,587	2,668	2,040	2,098	2,053	616
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	2	1	2	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	129

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.23	$1.15	$1.04	$1.09	$1.02	$1.01	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1,142	876	948	959	1,170	546	393	138	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.31	$1.22	$1.09	$1.15	$1.05	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,107	845	927	1,353	1,646	1,931	484	219	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.50	$1.37	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	4,933	4,986	5,163	5,349	5,248	4,918	4,206	611	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.30	$1.16	$1.14	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.21	$1.30	$1.16	$1.14	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12,291	14,276	15,918	17,508	18,950	19,463	16,833	18,509	9,409
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.32	$1.18	$1.15	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.40	$1.22	$1.32	$1.18	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15,826	17,924	19,722	19,869	20,821	22,307	20,362	16,382	5,878
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.41	$1.23	$1.19	$1.21	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.70	$1.51	$1.29	$1.41	$1.23	$1.19	$1.21	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8,011	8,656	8,880	9,933	9,679	9,330	8,700	6,261	1,516
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.22	$1.12	$1.10	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.29	$1.15	$1.22	$1.12	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,435	4,434	4,586	4,844	5,886	5,720	6,282	5,751	2,391
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.02	$1.04	$1.02	$1.01	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	147	156	176	181	201	84	84	64	38
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.96	$1.57	$1.74	$1.47	$1.36	$1.38	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$2.25	$1.96	$1.57	$1.74	$1.47	$1.36	$1.38	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	311	337	343	336	340	340	318	232	6
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.34	$1.12	$1.17	$1.20	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.41	$1.29	$1.10	$1.34	$1.12	$1.17	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	58	60	99	102	127	125	131	105	26
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.10	$1.38	$1.11	$1.17	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.65	$1.37	$1.10	$1.38	$1.11	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	111	106	164	155	107	175	97	137	17
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.37	$1.11	$1.04	$1.14	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.24	$1.11	$1.37	$1.11	$1.04	$1.14	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	95	131	171	192	137	94	51	46	5
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.40	$1.49	$1.28	$1.22	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$2.28	$1.67	$1.40	$1.49	$1.28	$1.22	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	22	42	42	59	56	43	22	26	3
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.35	$1.59	$1.51	$1.22	$1.37	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.59	$1.35	$1.59	$1.51	$1.22	$1.37	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	27	36	46	54	65	54	40	35	3
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.11	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	650	303	104	113	31	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.14	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	342	167	84	—	—	—	—	—

130	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.10	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	325	563	421	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.62	$1.77	$1.49	$1.35	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.50	$2.10	$1.62	$1.77	$1.49	$1.35	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	25	28	29	26	37	40	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.68	$1.68	$1.36	$1.28	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$3.21	$2.06	$1.68	$1.68	$1.36	$1.28	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	179	162	208	186	195	194	174	134	37
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.23	$1.17	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	13	28	81	96	—	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.11	$1.21	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	10	10	10	10	10	60	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.77	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Accumulation unit value at end of period	$5.02	$3.77	$2.85	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	35	25	21	21	29	12	11	17	18	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.77	$0.97	$0.99	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	37	52	73	51	62	156	13	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Accumulation unit value at end of period	$2.47	$2.49	$1.99	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	50	107	145	137	137	162	173	152	87	29
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.62	$1.36	$1.18	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	32	46	45	25	53	109	133	124	78	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.57	$2.22	$1.84	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	162	291	303	452	509	323	285	242	152	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.52	$0.53	$0.50	$0.59	$0.59	$0.54	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	11	33	32	29	11	11	11	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.03	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.43	$2.03	$1.55	$1.73	$1.45	$1.36	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	27	32	35	50	64	77	7	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.10	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Accumulation unit value at end of period	$3.47	$3.10	$2.53	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	20	20	23	32	36	35	23	12	11	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Accumulation unit value at end of period	$2.29	$2.30	$1.89	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	37	38	26	32	42	39	38	36	19	55
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.06	$0.96	$1.05	$0.96	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	8	16	14	7	7	7	10	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Accumulation unit value at end of period	$1.82	$1.38	$1.07	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	64	60	43	42	74	84	182	202	190	178
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.98	$0.95	$0.87	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	32	43	47	49	60	69	71	94	100
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.88	$0.89	$0.89	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	143	73	165	34	156	11	4	—	—	30
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.72	$1.64	$1.43	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	54	84	91	147	197	216	240	254	139	32
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.66	$1.60	$1.40	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	91	116	137	164	186	289	315	330	212	25
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.35	$1.22	$1.14	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	281	251	193	216	216	207	224	224	308	75
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.29	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Accumulation unit value at end of period	$4.35	$3.29	$2.47	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	53	46	48	40	43	71	140	133	129	94
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.04	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Accumulation unit value at end of period	$3.53	$3.04	$2.36	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	110	126	190	141	117	90	108	75	62	55
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Accumulation unit value at end of period	$1.13	$1.08	$1.02	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	50	56	56	56	97	104	148	167	73	21
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.17	$1.00	$1.07	$0.98	$0.97	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	26	23	26	26	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.27	$2.46	$1.85	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	9	5	8	8	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Accumulation unit value at end of period	$1.66	$1.55	$1.25	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	40	42	31	36	60	42	31	25	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.96	$2.81	$2.26	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	5	4	21	32	40	32	1	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.68	$2.54	$1.97	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	17	22	23	22	8	14	13
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.52	$2.35	$2.03	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	13	13	11	9	14	18	12	5	7	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.26	$1.20	$1.10	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	219	271	252	391	468	515	559	755	738	165

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.02	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	52	44	55	55	55	68	83	92	132
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.09	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	23	23	7	7	28	41	44	118	107	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.31	$1.22	$1.16	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16	18	20	22	12	20	18	45	153	53
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.74	$1.86	$1.50	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	16	35	46	60	98	136	217	224	187	184
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.00	$1.22	$1.00	$0.98	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	5	24	20	21	5	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.40	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.41	$3.40	$2.63	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	19	23	35	20	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.19	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Accumulation unit value at end of period	$4.30	$3.19	$2.45	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	9	11	12	12	15	31	19	18	18
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.70	$2.66	$2.08	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	34	45	44	45	74	69	74	67	67	60
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.10	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Accumulation unit value at end of period	$5.35	$3.10	$2.48	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	7	17	28	31	43	47	20
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.34	$2.32	$1.86	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	51	42	23	24	24	12	66	66	66	54
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.02	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	26	21	—	—	—	10	10	19	23	10
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$3.00	$2.83	$2.25	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	21	36	44	41	39	23	23	23	13	4
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	311	150	154	139	34	4	3	12	25	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.86	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.58	$2.86	$2.05	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	3	6	8	14	10	1	1	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.05	$1.01	$0.90	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	15	42	60	77	84	32	17	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.56	$2.78	$2.15	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	152	114	104	106	153	172	183	205	158	90

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Accumulation unit value at end of period	$2.56	$2.21	$1.82	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	34	42	41	30	44	54	149	178	164	131
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.04	$1.08	$1.02	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	93	99	102	21	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.15	$1.22	$1.13	$1.00	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	77	56	75	119	164	192	90	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.66	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.88	$2.01	$1.66	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	34	37	10	10	10	26	26	29	42	14
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.59	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Accumulation unit value at end of period	$2.69	$2.59	$2.09	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	12	18	25	23	24	87	89	74	67
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	21	16	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.37	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Accumulation unit value at end of period	$2.98	$2.37	$1.83	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	78	78	90	110	140	147	290	271	273	200
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.05	$0.96	$1.02	$0.98	$0.94	$0.97	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	36	52	59	106	51	47	51	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.72	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Accumulation unit value at end of period	$3.21	$2.72	$2.19	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	23	52	52	54	56	67	60	47	29	29
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.18	$1.05	$1.14	$1.05	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	8	—	36	41	97	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.26	$1.05	$1.13	$0.97	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	22	44	113	134	110	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	3	22	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.99	$1.02	$1.00	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	13	19	22	97	57	49	27	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.94	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Accumulation unit value at end of period	$3.84	$2.94	$2.21	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	33	33	22	22	25	27	27	28	18	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.23	$1.34	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	13	13	13	29	38	49	64	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.84	$1.86	$1.65	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.36	$2.27	$1.84	$1.86	$1.65	$1.50	$1.79	$1.62	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	110	110	94	112	116	139	163	174	141	84

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.04	$2.83	$2.06	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	56	7	12	8	19	62	83	20	19	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.54	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.99	$2.54	$2.06	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	5	10	11	13	3	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.98	$0.87	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	20	15	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.30	$1.17	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.42	$1.33	$1.21	$1.30	$1.17	$1.05	$1.17	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	34	47	49	67	64	95	276	306	300	159
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.33	$1.16	$1.01	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	3	11	2	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	63	58	60	107	33	25	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	29	—	2	23	40	36	2	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.31	$0.96	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	12	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.23	$1.97	$1.65	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	72	540	566	587	804	779	786	953	800	1,235
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.39	$1.29	$1.19	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,365	2,809	3,073	3,710	4,258	4,713	5,123	6,889	9,335	7,524
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	198	217	13	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.04	$1.08	$1.02	$1.01	$1.03	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	131	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.22	$1.08	$1.15	$1.05	$1.04	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	33	52	229	713	416	442	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.36	$1.17	$1.29	$1.11	$1.09	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,179	2,371	2,504	2,312	2,345	2,416	2,582	472	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.50	$1.38	$1.20	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	9,269	9,948	11,141	12,830	15,474	16,686	16,830	16,475	13,245	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Accumulation unit value at end of period	$1.80	$1.62	$1.41	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,086	5,845	6,536	9,393	12,314	14,787	16,331	17,612	18,226	13,127
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Accumulation unit value at end of period	$2.00	$1.78	$1.53	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	784	935	1,368	2,263	2,153	2,717	2,902	4,584	3,242	2,986
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.58	$1.44	$1.29	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,332	4,101	4,959	5,769	6,210	7,278	8,645	9,948	11,302	9,437
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.14	$1.07	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	15	15	9	8	73	95	100	175	192	38
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.71	$2.36	$1.90	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	9	9	6	6
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.52	$1.39	$1.19	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	11	11	13	3	3	2	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.88	$1.56	$1.25	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13	13	22	22	63	39	38	16	9	9
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.17	$1.24	$1.11	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	6	4	2	2	2	16	8	8	6	34
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Accumulation unit value at end of period	$3.22	$2.36	$1.98	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	—	2	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Accumulation unit value at end of period	$2.03	$1.99	$1.69	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	5	6	9	3	3	8	8	5	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.11	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.11	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	280	285	216	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.16	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.16	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	614	305	90	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.20	$2.69	$2.08	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	9	9	30	57	62	89	63	47
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.80	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Accumulation unit value at end of period	$4.36	$2.80	$2.28	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	59	11	6	5	12	21	22	27	11	15
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.04	$1.10	$1.03	$0.91	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	16	14	14	—	—	—	—	—

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.25	$1.10	$1.21	$1.08	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	67	67	51	23	44	103	80	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.75	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$4.99	$3.75	$2.84	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	46	49	53	50	39	33	20	13	5	4
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	167	189	218	210	221	161	3	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.46	$2.48	$1.99	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	65	75	67	87	61	31	39	13	12	11
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.61	$1.36	$1.17	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	148	165	180	179	290	272	215	133	8	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.56	$2.21	$1.83	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	485	451	343	436	358	304	304	116	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	34	26	24	17	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.02	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.42	$2.02	$1.55	$1.73	$1.45	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	204	208	212	115	85	56	24	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.08	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.45	$3.08	$2.52	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	77	96	101	91	101	87	61	15	1	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Accumulation unit value at end of period	$2.27	$2.29	$1.88	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	89	120	126	185	143	113	159	117	81	10
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.05	$0.96	$1.05	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	11	11	10	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Accumulation unit value at end of period	$1.80	$1.38	$1.07	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	38	43	56	83	43	46	44	31	22	23
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.97	$0.95	$0.87	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	26	4	4	14	14	14	13	18	14	23
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.87	$0.89	$0.89	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	257	146	248	358	201	420	102	77	189	164
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.71	$1.63	$1.42	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	32	43	43	61	77	61	72	34	30	27
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.65	$1.59	$1.39	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	29	91	79	93	89	92	30	42	52	32

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.35	$1.22	$1.13	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	206	114	75	129	171	85	105	54	41	41
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.27	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Accumulation unit value at end of period	$4.33	$3.27	$2.45	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	81	76	82	91	76	86	24	16	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Accumulation unit value at end of period	$3.51	$3.03	$2.35	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	180	153	156	148	184	155	109	48	9	4
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Accumulation unit value at end of period	$1.12	$1.08	$1.02	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	51	54	44	26	16	16	14	10	20	27
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.17	$0.99	$1.07	$0.98	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	11	11	11	11	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Accumulation unit value at end of period	$3.25	$2.45	$1.84	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	36	41	42	52	45	50	27	11	2	2
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Accumulation unit value at end of period	$1.65	$1.54	$1.25	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	52	37	33	69	70	28	20	9	3	2
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.80	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.94	$2.80	$2.25	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	54	55	55	53	7	8	12	9	1	2
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.67	$2.53	$1.96	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	42	45	45	70	53	57	47	20	6	5
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.50	$2.34	$2.02	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	5	4	3	3	15	1	7
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.25	$1.19	$1.10	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	184	191	178	177	110	51	47	33	36	3
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.01	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	20	38	29	44	51	9	9	14	31	11
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	5	5	7	7	21	9	7
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.31	$1.22	$1.15	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	137	132	126	118	97	95	74	41	44	24
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.73	$1.85	$1.49	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	20	21	29	27	28	34	3	2	1
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.00	$1.21	$1.00	$0.97	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	19	19	15	—	—	—	—	—	—

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.39	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.39	$3.39	$2.62	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	37	35	36	39	40	10	24	12	2	1
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.17	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Accumulation unit value at end of period	$4.28	$3.17	$2.44	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	11	11	15	20	7	6	4	8	4
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.64	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.69	$2.64	$2.07	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	34	33	30	28	49	22	24	24	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.08	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.32	$3.08	$2.47	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7	5	5	5	5	7	17	6	2	2
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.32	$2.31	$1.86	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	14	13	15	24	17	17	17	1	14	2
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.02	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	32	34	2	8	8	8	13	3	17	2
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$2.99	$2.82	$2.24	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22	27	30	29	13	9	2	2	2	2
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.94	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	43	43	18	16	44	14	15	2	2	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.85	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.56	$2.85	$2.04	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	8	19	21	22	27	12	2	2	2
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	$1.00	—
Accumulation unit value at end of period	$1.04	$1.01	$0.90	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	29	28	29	46	50	46	43	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.55	$2.77	$2.14	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	39	31	66	116	121	78	68	24	19	38
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Accumulation unit value at end of period	$2.55	$2.20	$1.81	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	87	99	116	121	112	106	62	14	8	8
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.03	$1.08	$1.02	$0.96	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	202	195	281	248	144	84	26	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.14	$1.22	$1.13	$1.00	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	106	114	102	115	149	160	32	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.87	$2.00	$1.66	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	20	9	10	27	4	1	2
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.58	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Accumulation unit value at end of period	$2.67	$2.58	$2.08	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	24	32	55	63	51	47	6	2	8

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	2	2	2	2	2	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.36	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Accumulation unit value at end of period	$2.96	$2.36	$1.83	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30	116	119	92	85	105	62	8	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$0.96	$1.02	$0.98	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	16	5	8	89	90	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Accumulation unit value at end of period	$3.19	$2.71	$2.18	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	31	32	32	59	41	44	36	10	3	2
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.18	$1.04	$1.14	$1.05	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	46	154	188	206	206	195	149	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.05	$1.12	$0.96	$1.01	$1.12	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	20	26	33	41	16	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	116	58	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	68	63	68	45	81	36	18	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.93	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Accumulation unit value at end of period	$3.82	$2.93	$2.20	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	40	25	25	26	8	10	4	5	3	7
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.23	$1.33	$1.13	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	121	94	90	93	92	43	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.34	$2.26	$1.84	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	64	45	62	94	132	118	110	44	25	9
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$7.00	$2.82	$2.05	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	2	4	7	19	9	10	9	5	9
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.97	$2.53	$2.05	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	1	—	—	—	1	1
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.41	$1.33	$1.21	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	8	18	28	31	13	30	38	43	21
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	7	—

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.05	$0.99	$1.01	$0.98	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	14	4	3	43	10	4	4	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.88	$0.94	$0.94	$0.94	$0.93	$0.92	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	41	39	41	37	63	47	14	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.30	$0.95	$0.70	$0.84	$0.77	$0.53	$0.71	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	43	57	85	61	5	5	5	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.22	$1.96	$1.64	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	769	828	683	640	618	587	542	687	310	313
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.38	$1.29	$1.18	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	656	710	839	1,009	963	1,064	1,209	1,408	4,549	1,746
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.14	$1.04	$1.08	$1.02	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	202	66	26	25	134	122	105	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	553	467	446	615	362	188	8	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.36	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,692	2,237	2,670	2,828	3,264	3,035	2,752	1,402	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.29	$1.12	$1.21	$1.08	$1.06	$1.10	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,384	5,880	6,652	7,090	7,582	6,721	5,432	1,744	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Accumulation unit value at end of period	$1.79	$1.61	$1.41	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,145	9,052	10,194	11,287	12,371	12,366	13,496	12,127	7,268	7,907
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.99	$1.78	$1.52	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,136	2,662	3,699	3,942	4,045	4,236	3,742	2,982	2,454	1,816
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.57	$1.44	$1.29	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,686	5,021	5,675	6,106	6,661	4,365	4,451	1,843	3,191
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.14	$1.07	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8	27	19	19	28	9	4	7	18	15
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.69	$2.34	$1.89	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	20	27	46	36	40	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.51	$1.38	$1.19	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	29	39	39	39	45	37	—	—	2
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.87	$1.55	$1.25	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	25	59	71	100	99	126	68	11	4	9
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.16	$1.23	$1.11	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	2	5	5	6	10	6	2	2	2
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Accumulation unit value at end of period	$3.20	$2.35	$1.97	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	5	8	9	17	15	16	10	10	7	7
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Accumulation unit value at end of period	$2.02	$1.98	$1.68	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	7	16	19	21	19	20	6	3	5
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	9	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.35	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	555	622	739	581	96	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	256	256	240	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.67	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Accumulation unit value at end of period	$3.18	$2.67	$2.07	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11	13	14	14	58	78	55	59	7	8
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Accumulation unit value at end of period	$4.33	$2.79	$2.27	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	50	47	43	59	57	60	24	8	4	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.03	$1.10	$1.03	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	13	18	23	4	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.25	$1.10	$1.21	$1.07	$1.06	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	76	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.74	$2.83	$2.81	$2.17	$2.15	$1.98	$1.76	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$4.97	$3.74	$2.83	$2.81	$2.17	$2.15	$1.98	$1.76	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	2	3	3	4	16	6	7	8	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.77	$0.96	$0.99	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	40	77	172	132	107	59	5	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.47	$1.98	$2.22	$2.07	$1.75	$1.86	$1.67	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.45	$2.47	$1.98	$2.22	$2.07	$1.75	$1.86	$1.67	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	47	56	46	80	115	122	152	137	10

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.28	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.61	$1.35	$1.17	$1.28	$1.15	$1.13	$1.16	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	74	77	130	166	123	191	108	94	39	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.82	$1.97	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.55	$2.20	$1.82	$1.97	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	416	425	416	249	300	54	58	67	9	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	12	12	18	7	7	7	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.42	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	43	62	46	22	9	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.07	$2.51	$2.65	$2.17	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.43	$3.07	$2.51	$2.65	$2.17	$2.05	$2.07	$1.83	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	15	28	28	36	31	9	9
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$1.87	$2.02	$1.80	$1.62	$1.69	$1.57	$1.26	$1.12	$1.20
Accumulation unit value at end of period	$2.26	$2.28	$1.87	$2.02	$1.80	$1.62	$1.69	$1.57	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	41	38	47	60	69	71	68	114	67	84
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.05	$0.95	$1.05	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	35	30	40	10	—	—	8	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.06	$1.38	$0.95	$0.93	$1.03	$1.08	$1.12	$0.94	$1.21
Accumulation unit value at end of period	$1.80	$1.37	$1.06	$1.38	$0.95	$0.93	$1.03	$1.08	$1.12	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	48	105	215	231	178	173	165	197	172	125
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.93	$0.90	$0.92	$1.00	$1.01	$1.12	$1.07	$1.04
Accumulation unit value at end of period	$0.97	$0.94	$0.87	$0.93	$0.90	$0.92	$1.00	$1.01	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	17	38	53	50	59	112	133	176	221	48
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.88	$0.89	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.87	$0.88	$0.88	$0.89	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	231	162	70	89	461	157	73	128	57	277
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.70	$1.62	$1.42	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	42	42	44	48	59	105	117	127	184	154
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.39	$1.47	$1.40	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Accumulation unit value at end of period	$1.65	$1.58	$1.39	$1.47	$1.40	$1.29	$1.33	$1.30	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	36	55	77	104	145	151	176	216	85	48
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.15	$1.13	$1.10	$1.11	$1.08	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.34	$1.21	$1.13	$1.15	$1.13	$1.10	$1.11	$1.08	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	67	338	609	210	206	284	338	376	530	72
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.26	$2.44	$2.59	$2.06	$2.07	$1.94	$1.73	$1.35	$1.15	$1.20
Accumulation unit value at end of period	$4.31	$3.26	$2.44	$2.59	$2.06	$2.07	$1.94	$1.73	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	28	28	30	36	29	33	30	55	23	9
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.01	$2.34	$2.50	$2.09	$1.91	$1.93	$1.73	$1.33	$1.17	$1.17
Accumulation unit value at end of period	$3.50	$3.01	$2.34	$2.50	$2.09	$1.91	$1.93	$1.73	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	47	64	137	109	21	569	22	74	15	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.03	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Accumulation unit value at end of period	$1.11	$1.07	$1.01	$1.03	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	70	69	57	91	184	314	349	304	232	122

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	143

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.44	$1.84	$1.97	$1.63	$1.62	$1.57	$1.49	$1.15	$1.06	$1.27
Accumulation unit value at end of period	$3.24	$2.44	$1.84	$1.97	$1.63	$1.62	$1.57	$1.49	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	11	11	17	17	46	17	17
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.24	$1.52	$1.21	$1.32	$1.28	$1.42	$1.18	$1.02	$1.19
Accumulation unit value at end of period	$1.64	$1.53	$1.24	$1.52	$1.21	$1.32	$1.28	$1.42	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	20	67	68	70	75	70	61	67	43	20
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.24	$2.60	$2.19	$1.86	$2.00	$1.82	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.93	$2.79	$2.24	$2.60	$2.19	$1.86	$2.00	$1.82	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	27	27	29	41	43	44	45	10	7
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$1.95	$2.29	$2.06	$1.84	$1.97	$1.78	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.65	$2.52	$1.95	$2.29	$2.06	$1.84	$1.97	$1.78	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	20	32	33	48	50	60	58	56	37	22
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$2.01	$2.35	$2.13	$1.91	$2.00	$1.93	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.49	$2.33	$2.01	$2.35	$2.13	$1.91	$2.00	$1.93	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	14	28	22	23	46	23	20
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.12	$1.08	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.25	$1.19	$1.10	$1.12	$1.08	$1.00	$1.04	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	133	133	124	194	179	183	87	146	180	102
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00	$0.99	$0.99	$0.96	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.01	$1.01	$1.00	$0.99	$0.99	$0.96	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	63	63	62	74	107	133	133	37	45	1
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.11	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.16	$1.08	$1.11	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	44	50	28	17	43	65	85	108	101	7
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.17	$1.16	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.30	$1.21	$1.15	$1.17	$1.16	$1.09	$1.13	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	44	32	30	33	67	205	43
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.49	$1.60	$1.54	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.72	$1.84	$1.49	$1.60	$1.54	$1.50	$1.54	$1.38	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	18	44	48	63	67	77	72	63	56	13
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.00	$1.21	$0.99	$0.97	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	14	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.37	$2.61	$2.72	$2.09	$2.01	$1.85	$1.68	$1.32	$1.18	$1.21
Accumulation unit value at end of period	$4.36	$3.37	$2.61	$2.72	$2.09	$2.01	$1.85	$1.68	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	33	34	34	31	27	36	38	55	26	18
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.16	$2.43	$2.50	$1.94	$2.03	$1.95	$1.80	$1.34	$1.20	$1.23
Accumulation unit value at end of period	$4.25	$3.16	$2.43	$2.50	$1.94	$2.03	$1.95	$1.80	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	11	11	11	23	9	8
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.63	$2.07	$2.34	$2.03	$1.81	$1.86	$1.72	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.68	$2.63	$2.07	$2.34	$2.03	$1.81	$1.86	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	57	58	98	100	68	79	86	67	28	12
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.07	$2.46	$2.44	$1.87	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.30	$3.07	$2.46	$2.44	$1.87	$1.85	$1.77	$1.68	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	4	4	5	8	4	1

144	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.85	$2.08	$1.82	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.31	$2.30	$1.85	$2.08	$1.82	$1.62	$1.80	$1.67	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	17	18	22	23	25	26	28	32	33	19
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.03	$1.01	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.01	$1.03	$1.01	$1.01	$1.03	$1.00	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18	18	5	5	6	5	4	56	58	3
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.80	$2.23	$2.52	$2.22	$1.87	$1.90	$1.73	$1.30	$1.13	$1.23
Accumulation unit value at end of period	$2.97	$2.80	$2.23	$2.52	$2.22	$1.87	$1.90	$1.73	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	53	60	64	69	58	66	55	59	72	51
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.95	$0.93	$0.94	$0.95	$0.96	$0.98	$0.99	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	75	81	67	67	66	7	66	52	189	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.83	$2.03	$2.14	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.54	$2.83	$2.03	$2.14	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	5	5	8	9	17	6	7	3	1
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—
Accumulation unit value at end of period	$1.04	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	6	23	23	22	21	20	28	37	16	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.75	$2.13	$2.32	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.53	$2.75	$2.13	$2.32	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	66	80	90	144	181	188	186	206	190	62
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.80	$2.15	$1.82	$1.65	$1.70	$1.63	$1.22	$1.09	$1.24
Accumulation unit value at end of period	$2.54	$2.19	$1.80	$2.15	$1.82	$1.65	$1.70	$1.63	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	39	41	40	46	72	97	103	121	130	29
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	97	220	181	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.14	$1.21	$1.12	$1.00	$1.10	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	80	126	121	66	75	60	59	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.65	$1.85	$1.73	$1.52	$1.62	$1.54	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.86	$1.99	$1.65	$1.85	$1.73	$1.52	$1.62	$1.54	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7	8	9	21	29	44	46	50	43	17
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.57	$2.07	$2.41	$2.22	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Accumulation unit value at end of period	$2.66	$2.57	$2.07	$2.41	$2.22	$1.73	$1.90	$1.92	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15	19	20	14	15	15	17	42	25	7
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	10	10	4	4	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.35	$1.82	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.07	$1.18
Accumulation unit value at end of period	$2.94	$2.35	$1.82	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	38	40	40	43	51	47	43	43	24	31
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.04	$0.95	$1.02	$0.97	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	31	44	31	11	6	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.70	$2.18	$2.47	$2.21	$1.91	$2.06	$1.88	$1.36	$1.17	$1.22
Accumulation unit value at end of period	$3.18	$2.70	$2.18	$2.47	$2.21	$1.91	$2.06	$1.88	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	22	27	20	20	9	11	12	11	8	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	145

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.18	$1.04	$1.13	$1.05	$0.96	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	73	140	168	63	63	93	15	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	17	18	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	328	328	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.98	$1.01	$1.00	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	64	40	57	56	9	4	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.91	$2.19	$2.29	$1.83	$1.85	$1.79	$1.61	$1.26	$1.09	$1.17
Accumulation unit value at end of period	$3.80	$2.91	$2.19	$2.29	$1.83	$1.85	$1.79	$1.61	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	27	2	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.42	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.22	$1.33	$1.12	$1.11	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	45	63	229	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.83	$1.84	$1.64	$1.50	$1.78	$1.61	$1.36	$1.23	$1.17
Accumulation unit value at end of period	$2.33	$2.24	$1.83	$1.84	$1.64	$1.50	$1.78	$1.61	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	47	45	50	68	74	86	114	137	125	63
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.04	$1.88	$1.38	$1.53	$1.66	$1.66	$1.23	$1.15	$1.26
Accumulation unit value at end of period	$6.96	$2.81	$2.04	$1.88	$1.38	$1.53	$1.66	$1.66	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	8	15	11	7	7	12	18	14	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.52	$2.04	$2.20	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.96	$2.52	$2.04	$2.20	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	106	109	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.29	$1.16	$1.04	$1.17	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.40	$1.32	$1.20	$1.29	$1.16	$1.04	$1.17	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	55	64	82	79	120	167	234	236	331	159
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.15	$1.00	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	21	27	27	28	92	127	162	173	121	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.05	$0.98	$1.01	$0.98	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	130	143	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.87	$0.94	$0.94	$0.93	$0.93	$0.92	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	53	51	27	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.30	$0.95	$0.70	$0.84	$0.77	$0.53	$0.70	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	12	15	7	7	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.63	$1.82	$1.55	$1.49	$1.53	$1.47	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.21	$1.95	$1.63	$1.82	$1.55	$1.49	$1.53	$1.47	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,818	1,877	2,198	2,356	2,526	3,408	3,856	3,725	2,508	2,115

146	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.38	$1.28	$1.18	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,394	2,395	2,318	3,499	3,569	3,503	5,271	7,706	8,419	4,761
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.14	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	3	3	181	181	3	3	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.21	$1.08	$1.15	$1.05	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	72	73	294	319	467	469	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.35	$1.16	$1.28	$1.11	$1.09	$1.15	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,294	1,129	1,479	951	1,601	1,447	1,291	395	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.48	$1.37	$1.20	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,555	2,785	3,467	3,630	4,213	4,933	4,621	3,802	1,865	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.51	$1.35	$1.32	$1.35	$1.30	$1.19	$1.09	$1.10
Accumulation unit value at end of period	$1.78	$1.60	$1.40	$1.51	$1.35	$1.32	$1.35	$1.30	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	14,219	16,143	17,691	18,633	22,431	23,431	26,340	26,063	27,190	23,508
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.51	$1.66	$1.45	$1.40	$1.43	$1.39	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.98	$1.77	$1.51	$1.66	$1.45	$1.40	$1.43	$1.39	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,564	4,326	5,443	6,551	8,536	10,146	9,617	10,786	9,749	7,580
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.56	$1.43	$1.28	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,065	4,499	5,080	6,459	7,366	6,822	7,810	9,673	8,976	5,698
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.08	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.06	$1.08	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	24	24	29	64	72	92	102	85	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$1.88	$2.08	$1.76	$1.63	$1.66	$1.51	$1.20	$1.10	$1.16
Accumulation unit value at end of period	$2.68	$2.33	$1.88	$2.08	$1.76	$1.63	$1.66	$1.51	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	8	9	9	9	5	6	52	32
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.44	$1.20	$1.27	$1.29	$1.42	$1.19	$1.00	$1.17
Accumulation unit value at end of period	$1.51	$1.38	$1.18	$1.44	$1.20	$1.27	$1.29	$1.42	$1.19	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—	6	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.86	$1.54	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	23	24	41	42	38	80	33	25	14	8
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.36	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.16	$1.23	$1.10	$1.36	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	10	10	21	31	32	23	8	6	39	33
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.96	$2.10	$1.80	$1.72	$1.85	$1.89	$1.37	$1.26	$1.29
Accumulation unit value at end of period	$3.18	$2.34	$1.96	$2.10	$1.80	$1.72	$1.85	$1.89	$1.37	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	10	6	6	6	6	6	6	1	1	1

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	147

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.67	$1.97	$1.87	$1.52	$1.71	$1.70	$1.29	$1.15	$1.23
Accumulation unit value at end of period	$2.01	$1.97	$1.67	$1.97	$1.87	$1.52	$1.71	$1.70	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	8	16	9	2
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.20	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	104	2	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.34	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,254	1,390	1,046	1,220	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	585	668	360	130	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.06	$2.25	$1.90	$1.72	$1.81	$1.66	$1.29	$1.14	$1.23
Accumulation unit value at end of period	$3.17	$2.66	$2.06	$2.25	$1.90	$1.72	$1.81	$1.66	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	17	17	18	19	60	82	105	131	132	27
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.26	$2.27	$1.83	$1.73	$1.81	$1.88	$1.27	$1.20	$1.28
Accumulation unit value at end of period	$4.31	$2.78	$2.26	$2.27	$1.83	$1.73	$1.81	$1.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	10	15	25	26	35	33	7
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	12	9	9	9	8	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.10	$1.20	$1.07	$1.05	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	16	2	27	27	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.72	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$4.94	$3.72	$2.82	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	9	5	8	15	25	11	10	14	10
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.91	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.67	$0.91	$0.76	$0.96	$0.98	$0.71	$1.17	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	77	110	141	158	168	155	81	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.46	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.44	$2.46	$1.97	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	116	110	126	131	136	56	63	36	29	32
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.60	$1.35	$1.16	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	314	335	275	297	363	284	244	134	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.53	$2.19	$1.81	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	349	539	562	576	585	337	101	56	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.53	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.41	$2.01	$1.54	$1.72	$1.44	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	167	261	260	253	163	143	51	—	—

148	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.05	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.42	$3.05	$2.49	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16	32	37	39	47	50	17	—	37	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Accumulation unit value at end of period	$2.25	$2.27	$1.86	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	122	134	150	138	194	175	103	55	2	41
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.05	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	38	51	26	27	2	2	23	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Accumulation unit value at end of period	$1.79	$1.36	$1.06	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	9	30	45	46	59	39	34	40	48	36
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$0.96	$0.94	$0.86	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	12	16	28	28	7	9	58	48	50
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.88	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Accumulation unit value at end of period	$0.87	$0.88	$0.88	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	238	182	333	236	71	—	61	2	19	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.69	$1.61	$1.41	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	49	79	102	181	204	178	112	125	101	94
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Accumulation unit value at end of period	$1.64	$1.58	$1.38	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	41	56	61	76	131	102	153	141	106	79
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.33	$1.21	$1.13	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	196	184	185	182	168	46	31	41	276	121
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.24	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Accumulation unit value at end of period	$4.28	$3.24	$2.43	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	92	82	134	124	115	89	47	59	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$3.00	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Accumulation unit value at end of period	$3.48	$3.00	$2.33	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	182	195	323	295	142	189	70	34	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Accumulation unit value at end of period	$1.11	$1.07	$1.01	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	320	267	288	296	281	280	236	209	202	253
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.16	$0.99	$1.06	$0.97	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	—	3	20	61	84	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Accumulation unit value at end of period	$3.22	$2.43	$1.83	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	23	27	32	34	38	63	46	41	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Accumulation unit value at end of period	$1.63	$1.52	$1.24	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	76	96	99	97	54	36	11	2	44	1
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Accumulation unit value at end of period	$2.91	$2.77	$2.23	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	39	60	56	78	66	63	44	64	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	149

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Accumulation unit value at end of period	$2.64	$2.50	$1.94	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	16	21	24	24	25	30	18	4	1	1
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.48	$2.31	$2.00	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11	14	14	15	23	23	21	1	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.24	$1.18	$1.09	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	169	130	164	146	164	99	98	197	145	108
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	97	91	47	146	131	75	39	43	43	43
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.07	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25	32	34	73	63	19	77	89	51	32
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.29	$1.21	$1.14	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	83	65	73	67	131	105	91	100	108	94
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Accumulation unit value at end of period	$1.71	$1.83	$1.48	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	20	24	38	63	143	106	105	31	10	17
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.14	$0.99	$1.21	$0.99	$0.97	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	20	14	2	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.35	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Accumulation unit value at end of period	$4.34	$3.35	$2.60	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	37	46	49	51	30	16	18	20	18	29
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.14	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Accumulation unit value at end of period	$4.23	$3.14	$2.42	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	34	34	34	34	34	17	16
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.66	$2.62	$2.06	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	60	79	100	108	124	90	69	41	5	10
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.05	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.27	$3.05	$2.45	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	13	49	43	46	47	59	67
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.28	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.30	$2.28	$1.84	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	20	32	33	20	27	39	4	5	11
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.01	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	68	38	40	15	48	61	31	37	19	37
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Accumulation unit value at end of period	$2.96	$2.79	$2.22	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	60	79	83	50	32	31	8	33	32	46
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.94	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	76	80	81	72	75	1	2	5	6	—

150	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.82	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Accumulation unit value at end of period	$3.52	$2.82	$2.02	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	17	16	29	30	30	23	17	12	37	4
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—
Accumulation unit value at end of period	$1.04	$1.00	$0.89	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	32	78	82	67	67	45	87	95	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.12	$2.31	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.51	$2.74	$2.12	$2.31	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	96	155	193	192	211	165	135	110	61	41
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.80	$2.15	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Accumulation unit value at end of period	$2.52	$2.18	$1.80	$2.15	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20	70	69	72	71	43	71	60	38	37
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.03	$1.08	$1.02	$0.96	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	79	272	256	111	133	97	41	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.14	$1.21	$1.12	$1.00	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	202	171	242	277	292	213	54	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Accumulation unit value at end of period	$1.85	$1.98	$1.64	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6	6	30	27	28	21	7	7	27	25
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.56	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Accumulation unit value at end of period	$2.65	$2.56	$2.06	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	28	31	39	80	104	36	44	11	10	11
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	19	44	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Accumulation unit value at end of period	$2.93	$2.34	$1.81	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	28	37	48	43	102	88	83	1	2	1
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	88	103	136	108	88	124	119	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.69	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Accumulation unit value at end of period	$3.16	$2.69	$2.17	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7	12	12	12	2	3	24	16	1	1
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.04	$1.13	$1.05	$0.95	$1.02	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	71	71	85	150	117	65	6	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	26	27	24	33	200	215	18	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	123	130	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	137	101	82	82	53	40	27	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	151

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.90	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Accumulation unit value at end of period	$3.78	$2.90	$2.18	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	15	19	30	19	24	12	5	—	3	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	121	124	126	155	475	565	72	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Accumulation unit value at end of period	$2.32	$2.23	$1.82	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	68	80	67	76	91	84	175	109	60	60
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Accumulation unit value at end of period	$6.93	$2.79	$2.03	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	32	21	21	1	5	15	19	8	6	7
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.51	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.94	$2.51	$2.03	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	2	6	3	2	2
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.86	$0.94	$0.90	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	1	1	1	24	125	24	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.39	$1.31	$1.20	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	4	4	37	58	256	136
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.31	$1.14	$1.00	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$1.00	$0.97	$0.97	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	49	50	34	96	83	122	104	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.87	$0.94	$0.93	$0.93	$0.93	$0.92	$0.98	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	89	122	132	141	142	80	34	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.29	$0.95	$0.69	$0.84	$0.76	$0.53	$0.70	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	8	1	6	6	6	6	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.20	$1.94	$1.63	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	477	589	398	398	398	365	260	177	197	178
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.37	$1.27	$1.17	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,177	2,225	2,238	3,222	3,879	4,488	4,746	4,786	4,524	4,417
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.13	$1.03	$1.08	$1.02	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	457	561	746	663	575	117	—	—	—

152	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.08	$1.14	$1.05	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,535	2,584	2,232	2,198	2,459	1,701	207	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.35	$1.16	$1.28	$1.11	$1.09	$1.14	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	406	513	561	611	741	256	257	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.48	$1.36	$1.19	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4,056	5,215	6,924	7,478	7,839	7,105	3,310	1,245	795	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Accumulation unit value at end of period	$1.77	$1.59	$1.40	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,666	6,666	8,518	10,390	10,137	9,954	8,562	6,420	5,683	4,862
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.97	$1.76	$1.51	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,307	2,739	3,038	3,348	2,682	2,237	1,599	1,060	595	301
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.55	$1.42	$1.28	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,438	3,683	3,996	4,886	7,277	7,268	6,269	3,417	3,282	2,963
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.20	$1.13	$1.06	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	159	248	59	53	99	97	80	85	24	21
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Accumulation unit value at end of period	$2.66	$2.32	$1.87	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	16	20	21	21	8	—	9	40	1
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Accumulation unit value at end of period	$1.50	$1.37	$1.18	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	20	19	15	—	2	1	1
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.85	$1.54	$1.24	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	23	15	36	27	57	87	19	7	6	16
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Accumulation unit value at end of period	$1.15	$1.22	$1.10	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	55	62	56	16	19	—	9	30	36	44
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Accumulation unit value at end of period	$3.16	$2.33	$1.96	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Accumulation unit value at end of period	$2.00	$1.96	$1.67	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	11	7	10	4	1	—	2
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	249	250	69	35	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.14	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	297	349	324	41	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	917	1,614	659	519	80	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	153

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.65	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Accumulation unit value at end of period	$3.15	$2.65	$2.05	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	21	47	58	58	89	91	96	96	56	64
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.76	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Accumulation unit value at end of period	$4.29	$2.76	$2.25	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	18	24	32	24	23	89	94	92	71	47
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.03	$1.09	$1.02	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	7	8	10	27	29	54	99	—	—

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.09	$1.20	$1.07	$1.05	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.70	$2.80	$2.79	$2.15	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20
Accumulation unit value at end of period	$4.92	$3.70	$2.80	$2.79	$2.15	$2.14	$1.97	$1.76	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	37	42	43	5	5	5	5	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.66	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	14	18	30	15	15	34	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.45	$1.96	$2.20	$2.06	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.42	$2.45	$1.96	$2.20	$2.06	$1.74	$1.85	$1.67	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.28	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.59	$1.34	$1.16	$1.28	$1.14	$1.12	$1.15	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	19	34	26	47	100	101	103	114	26	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.81	$1.95	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Accumulation unit value at end of period	$2.52	$2.18	$1.81	$1.95	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	77	147	183	206	62	26	26	4	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.52	$0.50	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$2.00	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.40	$2.00	$1.53	$1.72	$1.44	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	11	11	1	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.04	$2.48	$2.63	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.40	$3.04	$2.48	$2.63	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	9	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.86	$2.01	$1.79	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20
Accumulation unit value at end of period	$2.24	$2.26	$1.86	$2.01	$1.79	$1.61	$1.68	$1.56	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	1	1	1	2	10	10	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.04	$0.95	$1.04	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.05	$1.37	$0.95	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Accumulation unit value at end of period	$1.78	$1.36	$1.05	$1.37	$0.95	$0.92	$1.03	$1.07	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	19	23	20	19	11	—

154	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.86	$0.92	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$0.96	$0.93	$0.86	$0.92	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Accumulation unit value at end of period	$0.86	$0.87	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	151	—	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.40	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Accumulation unit value at end of period	$1.68	$1.61	$1.40	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	2	3	3	3	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.37	$1.46	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Accumulation unit value at end of period	$1.63	$1.57	$1.37	$1.46	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	2	10	12	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.32	$1.20	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	3	3	3	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.23	$2.42	$2.57	$2.05	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Accumulation unit value at end of period	$4.26	$3.23	$2.42	$2.57	$2.05	$2.06	$1.93	$1.72	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	14	14	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.98	$2.32	$2.48	$2.08	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17
Accumulation unit value at end of period	$3.46	$2.98	$2.32	$2.48	$2.08	$1.90	$1.92	$1.72	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	12	10	18	17	2	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Accumulation unit value at end of period	$1.10	$1.06	$1.01	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	7	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.41	$1.82	$1.95	$1.62	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Accumulation unit value at end of period	$3.20	$2.41	$1.82	$1.95	$1.62	$1.61	$1.56	$1.48	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	27	27	4	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.23	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Accumulation unit value at end of period	$1.62	$1.52	$1.23	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.76	$2.22	$2.58	$2.18	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20
Accumulation unit value at end of period	$2.90	$2.76	$2.22	$2.58	$2.18	$1.85	$1.99	$1.82	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	23	22	3	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.49	$1.93	$2.27	$2.04	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26
Accumulation unit value at end of period	$2.63	$2.49	$1.93	$2.27	$2.04	$1.83	$1.96	$1.78	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	—	—	—	—	7	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$2.00	$2.33	$2.12	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.47	$2.30	$2.00	$2.33	$2.12	$1.89	$1.99	$1.92	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.11	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.23	$1.18	$1.09	$1.11	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	44	5	9	10	10	10	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	155

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.10	$1.07	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.10	$1.07	$1.06	$1.08	$1.04	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.16	$1.16	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01
Accumulation unit value at end of period	$1.29	$1.20	$1.14	$1.16	$1.16	$1.08	$1.12	$1.05	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	10	14	18	20	19	2	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.47	$1.59	$1.53	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19
Accumulation unit value at end of period	$1.70	$1.83	$1.47	$1.59	$1.53	$1.49	$1.53	$1.37	$1.35	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	14	14	8	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.13	$0.99	$1.20	$0.99	$0.97	$1.03	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.34	$2.58	$2.70	$2.07	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21
Accumulation unit value at end of period	$4.32	$3.34	$2.58	$2.70	$2.07	$2.00	$1.84	$1.67	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.13	$2.41	$2.48	$1.93	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Accumulation unit value at end of period	$4.21	$3.13	$2.41	$2.48	$1.93	$2.02	$1.94	$1.79	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.61	$2.05	$2.32	$2.01	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15
Accumulation unit value at end of period	$2.65	$2.61	$2.05	$2.32	$2.01	$1.80	$1.85	$1.71	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	5	5	5	5	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.04	$2.44	$2.42	$1.86	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.24	$3.04	$2.44	$2.42	$1.86	$1.84	$1.76	$1.67	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	11	11	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.83	$2.06	$1.81	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.29	$2.27	$1.83	$2.06	$1.81	$1.61	$1.79	$1.67	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	4	4	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	4	4	4	4	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.21	$2.50	$2.21	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23
Accumulation unit value at end of period	$2.94	$2.78	$2.21	$2.50	$2.21	$1.86	$1.90	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.93	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.93	$0.93	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	19	24	9	9	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.81	$2.01	$2.13	$1.76	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19
Accumulation unit value at end of period	$3.51	$2.81	$2.01	$2.13	$1.76	$1.74	$1.82	$1.70	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	15	17	18	13	20	6	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.89	$0.99	$0.95	$0.92	$1.00	$0.98	$0.99	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	$0.89	$0.99	$0.95	$0.92	$1.00	$0.98	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	5	9	10	10	1	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.73	$2.11	$2.30	$1.93	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.49	$2.73	$2.11	$2.30	$1.93	$1.82	$1.85	$1.68	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	7	19	40	43	25	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$1.79	$2.14	$1.80	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Accumulation unit value at end of period	$2.51	$2.17	$1.79	$2.14	$1.80	$1.64	$1.70	$1.63	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	8	9	20	29	31	34	9	1	—

156	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.11	$1.02	$1.07	$1.02	$0.96	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	29	40	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.13	$1.21	$1.12	$1.00	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	12	13	24	24	10	10	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.64	$1.83	$1.72	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$1.84	$1.97	$1.64	$1.83	$1.72	$1.51	$1.62	$1.53	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	8	9	9	—	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.55	$2.05	$2.40	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Accumulation unit value at end of period	$2.63	$2.55	$2.05	$2.40	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15	15	19	—	1	2	2	2	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.84	$0.92	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	10	10	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.33	$1.80	$2.12	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Accumulation unit value at end of period	$2.91	$2.33	$1.80	$2.12	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	1	2	31	32	9	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.67	$2.16	$2.45	$2.19	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22
Accumulation unit value at end of period	$3.14	$2.67	$2.16	$2.45	$2.19	$1.90	$2.05	$1.87	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	18	21	11	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.17	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	232	293	337	119	49	51	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.24	$1.04	$1.12	$0.96	$1.00	$1.11	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	8	8	8	9	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	13	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.05	$0.98	$1.01	$0.99	$0.99	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	14	—	—	—	—	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.88	$2.17	$2.27	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Accumulation unit value at end of period	$3.76	$2.88	$2.17	$2.27	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.41	$1.22	$1.33	$1.12	$1.10	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.81	$1.83	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Accumulation unit value at end of period	$2.31	$2.22	$1.81	$1.83	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	8	9	14	21	27	41	14	3	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.78	$2.02	$1.86	$1.37	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26
Accumulation unit value at end of period	$6.89	$2.78	$2.02	$1.86	$1.37	$1.53	$1.65	$1.65	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	3	4	4	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	157

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.50	$2.02	$2.19	$1.89	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18
Accumulation unit value at end of period	$2.93	$2.50	$2.02	$2.19	$1.89	$1.75	$1.79	$1.66	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	9	9	9	10	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.28	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Accumulation unit value at end of period	$1.39	$1.31	$1.19	$1.28	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	51	51	60	63	64	64	69	72	2	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.31	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	—	119	239	239	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.87	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	27	30	36	48	48	34	16	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.29	$0.94	$0.69	$0.84	$0.76	$0.52	$0.70	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	12	14	14	15	2	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.62	$1.80	$1.54	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16
Accumulation unit value at end of period	$2.19	$1.94	$1.62	$1.80	$1.54	$1.48	$1.52	$1.47	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	176	234	147	332	371	544	378	426	38	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.22	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.36	$1.27	$1.17	$1.22	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	431	431	482	497	516	773	789	1,246	1,009	154
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.10	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.10	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	116	29	29	231	214	207	209	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.34	$1.16	$1.27	$1.10	$1.09	$1.14	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	39	40	23	134	136	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.47	$1.36	$1.19	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,673	2,858	3,156	3,367	3,960	4,673	4,877	4,625	3,534	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.39	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Accumulation unit value at end of period	$1.76	$1.59	$1.39	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,972	2,286	2,808	3,261	4,240	4,248	3,958	2,585	1,300	—

158	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.50	$1.64	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.96	$1.75	$1.50	$1.64	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	189	189	194	439	1,515	1,599	1,780	1,730	56	35
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.55	$1.42	$1.27	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	936	1,709	2,091	2,246	2,698	3,025	3,756	5,181	3,281	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.08	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.19	$1.12	$1.05	$1.08	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	3	3	29	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.86	$2.07	$1.75	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16
Accumulation unit value at end of period	$2.65	$2.31	$1.86	$2.07	$1.75	$1.63	$1.65	$1.50	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Accumulation unit value at end of period	$1.49	$1.37	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.23	$1.55	$1.25	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.84	$1.53	$1.23	$1.55	$1.25	$1.32	$1.37	$1.40	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	10	10	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.35	$1.10	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18
Accumulation unit value at end of period	$1.14	$1.22	$1.09	$1.35	$1.10	$1.03	$1.14	$1.25	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	16	16	2	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.95	$2.08	$1.79	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29
Accumulation unit value at end of period	$3.15	$2.31	$1.95	$2.08	$1.79	$1.71	$1.84	$1.88	$1.37	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.66	$1.96	$1.86	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23
Accumulation unit value at end of period	$1.99	$1.95	$1.66	$1.96	$1.86	$1.51	$1.70	$1.70	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.13	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	135	137	157	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.27	$1.10	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	237	245	254	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.64	$2.04	$2.24	$1.89	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Accumulation unit value at end of period	$3.13	$2.64	$2.04	$2.24	$1.89	$1.71	$1.80	$1.66	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.75	$2.24	$2.25	$1.82	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27
Accumulation unit value at end of period	$4.27	$2.75	$2.24	$2.25	$1.82	$1.72	$1.80	$1.87	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	159

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.24	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$3.68	$2.79	$2.78	$2.15	$2.14	$1.96	$1.76	$1.30	$1.14	$1.20
Accumulation unit value at end of period	$4.89	$3.68	$2.79	$2.78	$2.15	$2.14	$1.96	$1.76	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	12	10	10	11	10	10	—	—	—	13
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.66	$0.90	$0.76	$0.96	$0.98	$0.71	$1.16	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	48	48	48	48	50	55	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.43	$1.95	$2.19	$2.05	$1.74	$1.84	$1.66	$1.29	$1.15	$1.16
Accumulation unit value at end of period	$2.41	$2.43	$1.95	$2.19	$2.05	$1.74	$1.84	$1.66	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	18	36	36	37	60	6	6
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00	—
Accumulation unit value at end of period	$1.59	$1.34	$1.16	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	67	74	88	89	56	44	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.17	$1.80	$1.95	$1.73	$1.66	$1.66	$1.53	$1.28	$1.14	$1.14
Accumulation unit value at end of period	$2.51	$2.17	$1.80	$1.95	$1.73	$1.66	$1.66	$1.53	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	21	73	165	229	68	104	152	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	$1.00	—	—
Accumulation unit value at end of period	$0.51	$0.52	$0.49	$0.59	$0.59	$0.53	$0.71	$0.92	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.99	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.39	$1.99	$1.53	$1.71	$1.43	$1.35	$1.34	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	25	25	6	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.02	$2.47	$2.62	$2.15	$2.03	$2.05	$1.82	$1.39	$1.24	$1.20
Accumulation unit value at end of period	$3.38	$3.02	$2.47	$2.62	$2.15	$2.03	$2.05	$1.82	$1.39	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.85	$2.00	$1.79	$1.60	$1.68	$1.56	$1.25	$1.12	$1.20
Accumulation unit value at end of period	$2.23	$2.25	$1.85	$2.00	$1.79	$1.60	$1.68	$1.56	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	4	20	20	61	48	88	96	28	6
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.04	$0.94	$1.04	$0.95	$0.87	$0.90	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.05	$1.36	$0.94	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Accumulation unit value at end of period	$1.77	$1.35	$1.05	$1.36	$0.94	$0.92	$1.03	$1.07	$1.11	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	7	7	19	64	14	14	15	20	7	4
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.85	$0.92	$0.89	$0.92	$0.99	$1.01	$1.11	$1.06	$1.04
Accumulation unit value at end of period	$0.96	$0.93	$0.85	$0.92	$0.89	$0.92	$0.99	$1.01	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	8	8	8	62	66	11	7
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.87	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Accumulation unit value at end of period	$0.86	$0.87	$0.87	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	16	16	27	3	9	22	42	59	27	8
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.48	$1.42	$1.30	$1.34	$1.32	$1.27	$1.11	$1.08
Accumulation unit value at end of period	$1.67	$1.60	$1.40	$1.48	$1.42	$1.30	$1.34	$1.32	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	40	17	23	73	72	19	14
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.37	$1.45	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Accumulation unit value at end of period	$1.62	$1.56	$1.37	$1.45	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	32	5	5	9	50	—	—

160	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Accumulation unit value at end of period	$1.32	$1.20	$1.12	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	249	249	2	13	14	15	58	75	147	26
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.21	$2.41	$2.56	$2.04	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Accumulation unit value at end of period	$4.24	$3.21	$2.41	$2.56	$2.04	$2.06	$1.93	$1.72	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.97	$2.31	$2.47	$2.07	$1.89	$1.91	$1.72	$1.33	$1.17	$1.17
Accumulation unit value at end of period	$3.44	$2.97	$2.31	$2.47	$2.07	$1.89	$1.91	$1.72	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	5	5	3	2	1	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Accumulation unit value at end of period	$1.10	$1.06	$1.00	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	29	73	9	5
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.15	$0.98	$1.06	$0.97	$0.96	$0.98	$0.95	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.40	$1.81	$1.94	$1.61	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Accumulation unit value at end of period	$3.19	$2.40	$1.81	$1.94	$1.61	$1.61	$1.56	$1.48	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.23	$1.50	$1.20	$1.31	$1.27	$1.41	$1.18	$1.02	$1.19
Accumulation unit value at end of period	$1.61	$1.51	$1.23	$1.50	$1.20	$1.31	$1.27	$1.41	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1	1	10	8	7	—	—	25	23	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.75	$2.21	$2.57	$2.17	$1.85	$1.98	$1.82	$1.34	$1.16	$1.20
Accumulation unit value at end of period	$2.88	$2.75	$2.21	$2.57	$2.17	$1.85	$1.98	$1.82	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	41	68	68	78	74	59	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$1.92	$2.27	$2.04	$1.82	$1.95	$1.77	$1.31	$1.13	$1.26
Accumulation unit value at end of period	$2.61	$2.48	$1.92	$2.27	$2.04	$1.82	$1.95	$1.77	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	28	28	50	55	57	60	20	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.29	$1.99	$2.32	$2.11	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Accumulation unit value at end of period	$2.45	$2.29	$1.99	$2.32	$2.11	$1.89	$1.99	$1.92	$1.32	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	30	32	35	23	15	15	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.11	$1.07	$1.00	$1.03	$1.02	$1.04	$0.94	$1.00
Accumulation unit value at end of period	$1.23	$1.17	$1.08	$1.11	$1.07	$1.00	$1.03	$1.02	$1.04	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	11	17	17	17	18	18	19	23	8	1
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.00	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	7	8	11	3	3	3	395	31
CTIVP® – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.10	$1.07	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.10	$1.07	$1.05	$1.07	$1.03	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	2	15	24	16	26	3	7	6	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.13	$1.16	$1.15	$1.08	$1.12	$1.05	$1.13	$1.09	$1.01
Accumulation unit value at end of period	$1.28	$1.20	$1.13	$1.16	$1.15	$1.08	$1.12	$1.05	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	21	37	38	40	21	23	24	18
CTIVP® – CenterSquare Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.47	$1.59	$1.53	$1.48	$1.53	$1.37	$1.35	$1.06	$1.19
Accumulation unit value at end of period	$1.69	$1.82	$1.47	$1.59	$1.53	$1.48	$1.53	$1.37	$1.35	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	9	10	7	5	15	35	4	1
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.13	$0.99	$1.20	$0.99	$0.97	$1.02	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	48	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	161

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CTIVP® – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.32	$2.57	$2.69	$2.07	$1.99	$1.84	$1.67	$1.31	$1.17	$1.21
Accumulation unit value at end of period	$4.30	$3.32	$2.57	$2.69	$2.07	$1.99	$1.84	$1.67	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	2	18	1	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.12	$2.40	$2.47	$1.93	$2.01	$1.94	$1.79	$1.34	$1.20	$1.23
Accumulation unit value at end of period	$4.19	$3.12	$2.40	$2.47	$1.93	$2.01	$1.94	$1.79	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	41	45	—	—
CTIVP® – MFS® Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.60	$2.04	$2.31	$2.01	$1.80	$1.85	$1.71	$1.28	$1.13	$1.15
Accumulation unit value at end of period	$2.63	$2.60	$2.04	$2.31	$2.01	$1.80	$1.85	$1.71	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	18	18	23	1	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$3.03	$2.43	$2.41	$1.86	$1.83	$1.75	$1.67	$1.30	$1.18	$1.23
Accumulation unit value at end of period	$5.22	$3.03	$2.43	$2.41	$1.86	$1.83	$1.75	$1.67	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	20	20	21	43	24	5
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.83	$2.05	$1.80	$1.61	$1.79	$1.66	$1.33	$1.19	$1.17
Accumulation unit value at end of period	$2.28	$2.26	$1.83	$2.05	$1.80	$1.61	$1.79	$1.66	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.00	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	23	25	27	29	31	33	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.76	$2.20	$2.50	$2.20	$1.86	$1.89	$1.72	$1.29	$1.13	$1.23
Accumulation unit value at end of period	$2.93	$2.76	$2.20	$2.50	$2.20	$1.86	$1.89	$1.72	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	20	20	18	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.94	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	12	12	12	18	23	12	7
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.79	$2.01	$2.12	$1.76	$1.73	$1.82	$1.70	$1.35	$1.19	$1.19
Accumulation unit value at end of period	$3.49	$2.79	$2.01	$2.12	$1.76	$1.73	$1.82	$1.70	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	21	50	54	—	4
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	$1.00	—
Accumulation unit value at end of period	$1.03	$0.99	$0.88	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	80	80	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.71	$2.11	$2.30	$1.92	$1.82	$1.84	$1.68	$1.31	$1.15	$1.20
Accumulation unit value at end of period	$3.47	$2.71	$2.11	$2.30	$1.92	$1.82	$1.84	$1.68	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	22	43	47	63	53	19	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.16	$1.78	$2.13	$1.80	$1.64	$1.69	$1.63	$1.22	$1.08	$1.24
Accumulation unit value at end of period	$2.50	$2.16	$1.78	$2.13	$1.80	$1.64	$1.69	$1.63	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	29	27	31	49	30	7
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.11	$1.02	$1.07	$1.01	$0.96	$0.99	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	25	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	20	40	47	96	25	—	—
Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.63	$1.83	$1.72	$1.50	$1.61	$1.53	$1.22	$1.08	$1.12
Accumulation unit value at end of period	$1.83	$1.96	$1.63	$1.83	$1.72	$1.50	$1.61	$1.53	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	28	28	50	50	109	114	21	—
Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.53	$2.04	$2.39	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Accumulation unit value at end of period	$2.62	$2.53	$2.04	$2.39	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	3	3	2

162	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.83	$0.91	$0.89	$0.90	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.83	$0.91	$0.89	$0.90	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.80	$2.11	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Accumulation unit value at end of period	$2.90	$2.32	$1.80	$2.11	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	14	14	29	29	29	29	—	—	1	10
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.03	$0.95	$1.01	$0.97	$0.93	$0.97	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	134	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.66	$2.15	$2.44	$2.18	$1.89	$2.05	$1.87	$1.35	$1.17	$1.22
Accumulation unit value at end of period	$3.13	$2.66	$2.15	$2.44	$2.18	$1.89	$2.05	$1.87	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	2	17	3	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.16	$1.03	$1.13	$1.04	$0.95	$1.01	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	26	26	26	26	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.24	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	70	78	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.97	$1.01	$0.99	$0.99	$1.00	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	30	26	35	42	47	—	—
Janus Henderson VIT Research Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.87	$2.16	$2.26	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Accumulation unit value at end of period	$3.74	$2.87	$2.16	$2.26	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	4	4	4	4	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.21	$1.32	$1.12	$1.10	$1.13	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	38	39	50	49	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.81	$1.82	$1.62	$1.48	$1.77	$1.61	$1.36	$1.22	$1.17
Accumulation unit value at end of period	$2.30	$2.21	$1.81	$1.82	$1.62	$1.48	$1.77	$1.61	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	33	46	49	43	38	19	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.77	$2.01	$1.86	$1.36	$1.52	$1.65	$1.65	$1.22	$1.15	$1.26
Accumulation unit value at end of period	$6.85	$2.77	$2.01	$1.86	$1.36	$1.52	$1.65	$1.65	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	38	42	50	27	1	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$2.48	$2.01	$2.18	$1.88	$1.74	$1.79	$1.65	$1.22	$1.13	$1.18
Accumulation unit value at end of period	$2.91	$2.48	$2.01	$2.18	$1.88	$1.74	$1.79	$1.65	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	15	19	23	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.86	$0.94	$0.89	$0.92	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	12	13	14	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.28	$1.15	$1.03	$1.16	$1.17	$1.19	$1.06	$1.06
Accumulation unit value at end of period	$1.38	$1.30	$1.19	$1.28	$1.15	$1.03	$1.16	$1.17	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	16	—	5	5	—	133	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00	—
Accumulation unit value at end of period	$1.30	$1.14	$0.99	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	163

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.04	$0.97	$1.00	$0.97	$0.96	$0.98	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.86	$0.93	$0.93	$0.93	$0.93	$0.92	$0.97	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	33	30	37	40	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—	—
Accumulation unit value at end of period	$1.28	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	2	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.61	$1.80	$1.54	$1.48	$1.52	$1.46	$1.23	$1.11	$1.16
Accumulation unit value at end of period	$2.18	$1.93	$1.61	$1.80	$1.54	$1.48	$1.52	$1.46	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	57	81	82	9
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.22	$1.15	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Accumulation unit value at end of period	$1.36	$1.26	$1.16	$1.22	$1.15	$1.14	$1.16	$1.13	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	780	757	1,033	1,112	1,670	1,748	1,743	1,789	1,213	494
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.96	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$0.99	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.13	$1.03	$1.07	$1.01	$1.00	$1.03	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.07	$1.14	$1.04	$1.03	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	221	16	26	26	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.34	$1.15	$1.27	$1.10	$1.09	$1.14	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00	—
Accumulation unit value at end of period	$1.46	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	21	203	9	9	79	102	63	66	10	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.38	$1.49	$1.34	$1.31	$1.34	$1.30	$1.18	$1.09	$1.10
Accumulation unit value at end of period	$1.75	$1.58	$1.38	$1.49	$1.34	$1.31	$1.34	$1.30	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,169	942	1,194	736	721	1,582	1,703	1,885	1,235	430
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.64	$1.43	$1.39	$1.42	$1.38	$1.21	$1.10	$1.13
Accumulation unit value at end of period	$1.95	$1.74	$1.49	$1.64	$1.43	$1.39	$1.42	$1.38	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16	318	347	389	423	423	629	698	572	177
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.34	$1.24	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Accumulation unit value at end of period	$1.54	$1.41	$1.26	$1.34	$1.24	$1.22	$1.24	$1.21	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	595	539	567	1,655	1,603	1,639	1,671	2,005	1,751	745
Variable Portfolio – Partners Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.07	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.12	$1.05	$1.07	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	3	9	62	22	21
Variable Portfolio – Partners Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.86	$2.06	$1.74	$1.62	$1.65	$1.50	$1.19	$1.10	$1.16
Accumulation unit value at end of period	$2.64	$2.30	$1.86	$2.06	$1.74	$1.62	$1.65	$1.50	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	7	7	31	31	31	31	43	47	—	—

164	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Variable Portfolio – Partners International Core Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Accumulation unit value at end of period	$1.48	$1.36	$1.17	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	1	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.23	$1.54	$1.24	$1.31	$1.37	$1.40	$1.20	$1.06	$1.16
Accumulation unit value at end of period	$1.83	$1.52	$1.23	$1.54	$1.24	$1.31	$1.37	$1.40	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	21	23	27	35	10	10	9
Variable Portfolio – Partners International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$0.93	$1.18
Accumulation unit value at end of period	$1.14	$1.21	$1.09	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	1	1	4	—	1	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.94	$2.08	$1.78	$1.71	$1.84	$1.88	$1.37	$1.25	$1.29
Accumulation unit value at end of period	$3.13	$2.30	$1.94	$2.08	$1.78	$1.71	$1.84	$1.88	$1.37	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	13	13	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.65	$1.95	$1.86	$1.51	$1.70	$1.69	$1.28	$1.15	$1.23
Accumulation unit value at end of period	$1.98	$1.94	$1.65	$1.95	$1.86	$1.51	$1.70	$1.69	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	4	4	4
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.06	$1.10	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	19	19	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.20	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.13	$1.20	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	53	44	47	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.09	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	18	18	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.62	$2.03	$2.23	$1.88	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Accumulation unit value at end of period	$3.12	$2.62	$2.03	$2.23	$1.88	$1.71	$1.80	$1.66	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	2	24	6	6
Wells Fargo VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$2.74	$2.23	$2.24	$1.82	$1.72	$1.80	$1.87	$1.27	$1.19	$1.27
Accumulation unit value at end of period	$4.24	$2.74	$2.23	$2.24	$1.82	$1.72	$1.80	$1.87	$1.27	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	24	25	24	24	26	40	15	1
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.02	$1.09	$1.02	$0.90	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.23	$1.09	$1.20	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	117	120	123	126	104	104	28	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.77	$2.10	$2.09	$1.62	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$3.67	$2.77	$2.10	$2.09	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.90	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.66	$0.90	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	2	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.95	$1.57	$1.76	$1.65	$1.40	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.93	$1.95	$1.57	$1.76	$1.65	$1.40	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	40	58	59	60	44	44	21	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	165

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.33	$1.15	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	94	96	113	116	120	145	56	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.74	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$2.01	$1.74	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	303	303	372	341	268	78	45	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.50	$0.52	$0.49	$0.58	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.99	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$2.38	$1.99	$1.52	$1.71	$1.43	$1.35	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	21	53	55	29	31	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.75	$1.86	$1.53	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$2.40	$2.14	$1.75	$1.86	$1.53	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	29	29	—	5	5	5	3	2	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.81	$1.49	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.79	$1.81	$1.49	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	27	175	179	72	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.09	$1.04	$0.94	$1.04	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$0.99	$1.29	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.28	$0.99	$1.29	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	22	—	—	13	—	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.87	$0.80	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.89	$0.90	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	4	11	29	1	73	78	78	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.40	$1.35	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	13	26	93	97	107	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.05	$1.04	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.04	$1.05	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	9	21	49	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.40	$1.80	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.17	$2.40	$1.80	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.27	$1.77	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.63	$2.27	$1.77	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	19	27	47	93	57	57	57	41	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$0.97	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	75	76	77	47	43	43	24	—	—

166	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.32	$1.15	$0.98	$1.05	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.98	$1.50	$1.61	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$2.63	$1.98	$1.50	$1.61	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	12	5	5	21	2	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	6	3	8	8	6	16	2	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.68	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$2.19	$2.08	$1.68	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.95	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.06	$1.95	$1.52	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	30	32	34	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.53	$1.79	$1.62	$1.45	$1.53	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.88	$1.76	$1.53	$1.79	$1.62	$1.45	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	6	5	5	3	2	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.14	$1.10	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.20	$1.11	$1.14	$1.10	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	34	17	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	349	27	31	30	12	12	12	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.01	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.09	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	25	—	—	—	—	—
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.53	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	2	1	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.13	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.45	$1.90	$1.99	$1.53	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$3.17	$2.45	$1.90	$1.99	$1.53	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.69	$1.75	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.96	$2.20	$1.69	$1.75	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.07	$1.63	$1.85	$1.60	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.10	$2.07	$1.63	$1.85	$1.60	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	27	45	86	266	49	78	81	30	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.77	$1.76	$1.35	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$3.79	$2.20	$1.77	$1.76	$1.35	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	167

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.43	$1.61	$1.42	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.77	$1.43	$1.61	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	17	46	47	31	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.96	$0.98	$0.97	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.03	$0.96	$0.98	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.21	$1.76	$2.00	$1.76	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.34	$2.21	$1.76	$2.00	$1.76	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.92	$0.94	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.91	$0.92	$0.94	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	27	25	24	25	—	—
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.07	$1.49	$1.57	$1.30	$1.28	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$2.58	$2.07	$1.49	$1.57	$1.30	$1.28	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.99	$0.94	$0.91	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$0.88	$0.99	$0.94	$0.91	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	16	16	16	16	3	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.10	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.68	$2.10	$1.63	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	27	44	44	44	51	55	51	6	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.47	$1.75	$1.48	$1.35	$1.40	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$2.05	$1.77	$1.47	$1.75	$1.48	$1.35	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	28	40	89	36	36	52	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	37	37	44	66	37	42	24	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.29	$1.13	$1.20	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	81	111	111	99	83	15	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.40	$1.57	$1.47	$1.29	$1.38	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.68	$1.40	$1.57	$1.47	$1.29	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	19	16	17	33	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.88	$1.52	$1.78	$1.63	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.95	$1.88	$1.52	$1.78	$1.63	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	6	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.83	$0.91	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.83	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	27	27	25	25	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.97	$1.52	$1.79	$1.34	$1.37	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$2.46	$1.97	$1.52	$1.79	$1.34	$1.37	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$0.94	$1.01	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	28	28	28	26	26	19	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.62	$1.85	$1.65	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$2.36	$2.01	$1.62	$1.85	$1.65	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	3	3	4	—

168	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.25	$1.16	$1.03	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	54	54	54	43	19	107	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.38	$1.23	$1.03	$1.11	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	101	148	57	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	108	10	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.13	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	13	12	12	1	—
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.28	$1.72	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$2.97	$2.28	$1.72	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	3	—	—	11	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.38	$1.40	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	45	22	22	22	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	20	25	37	100	49	102	116	6	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.09	$1.52	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$5.17	$2.09	$1.52	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.64	$1.78	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$2.37	$2.02	$1.64	$1.78	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.97	$0.85	$0.93	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.85	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.14	$1.03	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.06	$1.14	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.06	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$0.99	$1.06	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$1.00	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	65	100	92	79	77	77	71	52	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.86	$0.93	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	—	13	13	22	23	8	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$1.28	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.79	$1.59	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	214	214	248	214	214	214	214	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	169

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.11	$1.06	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.15	$1.06	$1.11	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	598	298	336	377	450	382	429	348	—
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.14	$0.99	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.19	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	1,463	1,526	1,658	2,126	2,089	1,710	883	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.28	$1.19	$1.07	$1.13	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	327	352	385	401	579	664	388	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.46	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	79	79	79	81	81	269	82	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.18	$1.28	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	281	343	360	385	518	602	568	127	85
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.36	$1.20	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,402	2,119	2,542	2,751	3,471	3,781	3,517	1,607	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.38	$1.21	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.26	$1.38	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	142	227	255	263	324	405	393	242	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.19	$1.11	$1.08	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$1.12	$1.19	$1.11	$1.08	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,163	1,344	1,924	2,174	2,324	2,316	2,101	972	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$1.00	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$0.99	$1.01	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	24	24	23	24	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.90	$1.54	$1.71	$1.45	$1.34	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$2.18	$1.90	$1.54	$1.71	$1.45	$1.34	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	1	1	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$1.08	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.08	$1.36	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.08	$1.36	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	42	42	42	34	34	18	18	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.20	$1.08	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	40	51	60	79	17	17	17	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.46	$1.26	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$2.21	$1.62	$1.37	$1.46	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

170	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.56	$1.48	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.55	$1.32	$1.56	$1.48	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.19	$1.05	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.34	$1.13	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.13	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.09	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.04	$1.58	$1.74	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.43	$2.04	$1.58	$1.74	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.01	$1.64	$1.65	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$3.11	$2.01	$1.64	$1.65	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	12	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.20	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	6	6	6	—

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.19	$1.06	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.23	$1.08	$1.19	$1.06	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$2.76	$2.09	$2.08	$1.61	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$3.66	$2.76	$2.09	$2.08	$1.61	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$0.89	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.66	$0.89	$0.76	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.94	$1.56	$1.75	$1.65	$1.39	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.92	$1.94	$1.56	$1.75	$1.65	$1.39	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.14	$1.11	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.57	$1.33	$1.15	$1.27	$1.14	$1.11	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$2.00	$1.73	$1.44	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.52	$0.49	$0.58	$0.58	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.50	$0.52	$0.49	$0.58	$0.58	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	6	6	6	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.98	$1.52	$1.70	$1.43	$1.34	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$2.37	$1.98	$1.52	$1.70	$1.43	$1.34	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	171

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.14	$1.75	$1.85	$1.52	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$2.39	$2.14	$1.75	$1.85	$1.52	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.80	$1.48	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.78	$1.80	$1.48	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	30	20	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.94	$1.03	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.09	$1.03	$0.94	$1.03	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.99	$1.28	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.66	$1.27	$0.99	$1.28	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	—	—	10	—
Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.88	$0.86	$0.79	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.90	$0.91	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.89	$0.89	$0.90	$0.91	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	12	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.42	$1.36	$1.19	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	19	23	26	29	31	34	35	37	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.34	$1.18	$1.25	$1.20	$1.10	$1.14	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.05	$1.03	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.03	$1.05	$1.03	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23	23	10	10	10	103	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.39	$1.80	$1.91	$1.52	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$3.15	$2.39	$1.80	$1.91	$1.52	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$2.27	$1.76	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.62	$2.27	$1.76	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	11	9	9	9	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.97	$0.99	$0.99	$0.96	$1.00	$1.01	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$0.97	$0.99	$0.99	$0.96	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.05	$0.96	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.31	$1.14	$0.98	$1.05	$0.96	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.98	$1.49	$1.60	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$2.62	$1.98	$1.49	$1.60	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.35	$1.10	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7	7	7	—	34	26	—
Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.67	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$2.18	$2.08	$1.67	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

172	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.95	$1.51	$1.78	$1.60	$1.43	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.05	$1.95	$1.51	$1.78	$1.60	$1.43	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.52	$1.78	$1.62	$1.45	$1.53	$1.47	$1.01	$1.00
Accumulation unit value at end of period	$1.88	$1.76	$1.52	$1.78	$1.62	$1.45	$1.53	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.14	$1.09	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.11	$1.14	$1.09	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.00	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.04	$1.01	$0.99	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.08	$1.00	$1.04	$1.01	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.03	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	127
CTIVP® – CenterSquare Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.41	$1.52	$1.23	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Lazard International Equity Advantage Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.12	$0.98	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.44	$1.89	$1.98	$1.52	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$3.15	$2.44	$1.89	$1.98	$1.52	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.19	$1.69	$1.74	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$2.94	$2.19	$1.69	$1.74	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – MFS® Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.62	$1.84	$1.60	$1.43	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$2.09	$2.06	$1.62	$1.84	$1.60	$1.43	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Morgan Stanley Advantage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.19	$1.76	$1.75	$1.35	$1.33	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$3.78	$2.19	$1.76	$1.75	$1.35	$1.33	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.77	$1.43	$1.61	$1.41	$1.26	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.77	$1.43	$1.61	$1.41	$1.26	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.96	$0.98	$0.97	$0.97	$0.98	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.02	$0.96	$0.98	$0.97	$0.97	$0.98	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Victory Sycamore Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.20	$1.76	$1.99	$1.76	$1.49	$1.51	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.33	$2.20	$1.76	$1.99	$1.76	$1.49	$1.51	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
CTIVP® – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.92	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	173

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
CTIVP® – Westfield Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$2.06	$1.48	$1.57	$1.30	$1.28	$1.35	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$2.57	$2.06	$1.48	$1.57	$1.30	$1.28	$1.35	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
DWS Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.88	$0.99	$0.94	$0.91	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$0.88	$0.99	$0.94	$0.91	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP ContrafundSM Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.09	$1.62	$1.77	$1.48	$1.40	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$2.67	$2.09	$1.62	$1.77	$1.48	$1.40	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	22	25	28	31	33	70	75	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.46	$1.75	$1.48	$1.34	$1.39	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$2.04	$1.76	$1.46	$1.75	$1.48	$1.34	$1.39	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.10	$1.02	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	45	51	54	59	64	—	—	—	—
Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.20	$1.11	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.28	$1.12	$1.20	$1.11	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.39	$1.56	$1.47	$1.29	$1.38	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.67	$1.39	$1.56	$1.47	$1.29	$1.38	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.88	$1.51	$1.77	$1.63	$1.28	$1.40	$1.42	$1.07	$1.00
Accumulation unit value at end of period	$1.94	$1.88	$1.51	$1.77	$1.63	$1.28	$1.40	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.83	$0.91	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.88	$0.83	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.96	$1.52	$1.79	$1.34	$1.36	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$2.45	$1.96	$1.52	$1.79	$1.34	$1.36	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.94	$1.00	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.03	$1.02	$0.94	$1.00	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.00	$1.62	$1.84	$1.65	$1.43	$1.55	$1.41	$1.03	$1.00
Accumulation unit value at end of period	$2.35	$2.00	$1.62	$1.84	$1.65	$1.43	$1.55	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.12	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.25	$1.16	$1.02	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Ivy VIP Asset Strategy, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.11	$0.95	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.37	$1.23	$1.03	$1.11	$0.95	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Balanced Portfolio: Service Shares (4/27/2018)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.04	$0.97	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	26	30	34	39	42	46	—	—	—

174	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Janus Henderson VIT Research Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.27	$1.71	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$2.96	$2.27	$1.71	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.38	$1.39	$1.21	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.79	$1.73	$1.41	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Discovery Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$2.08	$1.51	$1.40	$1.03	$1.15	$1.24	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$5.14	$2.08	$1.51	$1.40	$1.03	$1.15	$1.24	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$2.02	$1.64	$1.77	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$2.36	$2.02	$1.64	$1.77	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.85	$0.93	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.85	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.14	$1.02	$0.92	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.06	$1.14	$1.02	$0.92	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.06	$0.95	$0.93	$0.95	$0.93	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$0.98	$1.06	$0.95	$0.93	$0.95	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$0.99	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$0.99	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.86	$0.92	$0.92	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	51	54	—
VanEck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$1.27	$0.94	$0.69	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.79	$1.58	$1.33	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.11	$1.05	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.06	$1.11	$1.05	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	506	—	—	—	634	634	634	634	510
Variable Portfolio – Managed Risk Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.09	$0.96	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.09	$0.96	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (9/18/2017)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.14	$0.98	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.19	$1.12	$1.02	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	175

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.13	$1.04	$1.03	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.27	$1.19	$1.06	$1.13	$1.04	$1.03	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.45	$1.33	$1.15	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.27	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.34	$1.18	$1.27	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	40	43	47	50	53	54	71
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.36	$1.19	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	61	107	90	71	20
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.38	$1.21	$1.17	$1.20	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.64	$1.46	$1.26	$1.38	$1.21	$1.17	$1.20	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	25	35
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.19	$1.10	$1.08	$1.10	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$1.12	$1.19	$1.10	$1.08	$1.10	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	417	911	901	891	264	233	222	184	213
Variable Portfolio – Partners Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$0.99	$1.01	$1.00	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.90	$1.53	$1.70	$1.44	$1.34	$1.36	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$2.17	$1.90	$1.53	$1.70	$1.44	$1.34	$1.36	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Core Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.31	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$1.07	$1.31	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.07	$1.35	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.60	$1.33	$1.07	$1.35	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.33	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.20	$1.08	$1.33	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.36	$1.46	$1.26	$1.20	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$2.20	$1.62	$1.36	$1.46	$1.26	$1.20	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.31	$1.55	$1.48	$1.20	$1.36	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.54	$1.31	$1.55	$1.48	$1.20	$1.36	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.10	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.19	$1.05	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.33	$1.13	$1.20	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.13	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.09	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

176	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended December 31,	2020	2019	2018	2017	2016	2015	2014	2013	2012
Wells Fargo VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.04	$1.58	$1.73	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$2.42	$2.04	$1.58	$1.73	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$2.00	$1.63	$1.64	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$3.10	$2.00	$1.63	$1.64	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.19	$1.14	$1.02	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	177

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2021

We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.

178	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$10,461,123	$10,373,650	$73,637,954	$83,458,737	$119,644,495
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	281	1,583	3,097	69,529	138,040
Receivable for share redemptions	9,657	10,369	114,380	95,012	126,213
Total assets	10,471,061	10,385,602	73,755,431	83,623,278	119,908,748

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,608	8,199	54,660	62,575	109,990
Contract terminations	49	2,170	59,720	32,437	16,223
Payable for investments purchased	281	1,583	3,097	69,529	138,040
Total liabilities	9,938	11,952	117,477	164,541	264,253
Net assets applicable to contracts in accumulation period	10,460,364	10,373,650	73,398,377	83,307,486	119,562,495
Net assets applicable to contracts in payment period	—	—	239,577	151,251	80,194
Net assets applicable to seed money	759	—	—	—	1,806
Total net assets	$10,461,123	$10,373,650	$73,637,954	$83,458,737	$119,644,495
(1) Investment shares	758,052	255,887	2,590,150	5,819,996	1,673,116
(2) Investments, at cost	$9,312,388	$7,188,130	$64,156,425	$89,054,573	$89,697,046

December 31, 2020 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$22,313,815	$9,326,745	$24,484,601	$40,390,737	$54,980,972
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	787	1,465	21,875	35,672	140,805
Receivable for share redemptions	34,382	6,618	42,839	60,957	84,227
Total assets	22,348,984	9,334,828	24,549,315	40,487,366	55,206,004

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,597	6,618	18,048	32,388	42,445
Contract terminations	14,785	—	24,791	28,569	41,782
Payable for investments purchased	787	1,465	21,875	35,672	140,805
Total liabilities	35,169	8,083	64,714	96,629	225,032
Net assets applicable to contracts in accumulation period	22,262,598	9,248,223	24,381,280	40,250,385	54,796,045
Net assets applicable to contracts in payment period	50,659	78,522	103,321	140,352	184,927
Net assets applicable to seed money	558	—	—	—	—
Total net assets	$22,313,815	$9,326,745	$24,484,601	$40,390,737	$54,980,972
(1) Investment shares	3,417,123	661,471	1,740,199	1,963,575	2,055,363
(2) Investments, at cost	$30,953,561	$6,266,133	$15,396,534	$35,425,902	$33,446,688

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	179

Statement of Assets and Liabilities

December 31, 2020 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$27,764,574	$155,092,987	$83,867,747	$24,245,668	$22,942,015
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,203	267,369	136,857	130,233
Receivable for share redemptions	31,321	293,530	177,895	17,208	46,586
Total assets	27,795,895	155,387,720	84,313,011	24,399,733	23,118,834

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,630	127,312	74,495	17,208	18,666
Contract terminations	11,691	166,218	103,400	—	27,920
Payable for investments purchased	—	1,203	267,369	136,857	130,233
Total liabilities	31,321	294,733	445,264	154,065	176,819
Net assets applicable to contracts in accumulation period	27,317,599	154,742,346	83,456,787	24,175,690	22,880,630
Net assets applicable to contracts in payment period	446,975	350,155	410,536	69,978	61,385
Net assets applicable to seed money	—	486	424	—	—
Total net assets	$27,764,574	$155,092,987	$83,867,747	$24,245,668	$22,942,015
(1) Investment shares	2,485,638	13,859,963	5,148,419	9,621,297	626,831
(2) Investments, at cost	$18,815,705	$113,486,029	$75,516,689	$19,336,762	$15,725,676

December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$577,611,892	$4,373,218	$118,781,485	$36,161,780	$347,018,872
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	171,622	162	69,419	17,199	2,724
Receivable for share redemptions	727,497	3,913	133,382	34,846	437,993
Total assets	578,511,011	4,377,293	118,984,286	36,213,825	347,459,589

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	510,218	3,912	103,186	34,846	294,349
Contract terminations	217,279	1	30,196	—	143,644
Payable for investments purchased	171,622	162	69,419	17,199	2,724
Total liabilities	899,119	4,075	202,801	52,045	440,717
Net assets applicable to contracts in accumulation period	572,717,954	4,372,270	118,378,354	36,161,484	342,527,648
Net assets applicable to contracts in payment period	4,893,802	—	403,007	—	4,491,224
Net assets applicable to seed money	136	948	124	296	—
Total net assets	$577,611,892	$4,373,218	$118,781,485	$36,161,780	$347,018,872
(1) Investment shares	15,851,040	1,021,780	3,706,131	556,078	5,269,038
(2) Investments, at cost	$340,742,608	$5,463,375	$68,731,406	$24,122,433	$126,177,207

See accompanying notes to financial statements.

180	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$62,076,670	$395,050,772	$14,139,515	$62,343,485	$139,658,114
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,609	64,577	126	29,814	—
Receivable for share redemptions	59,169	462,569	12,741	59,010	276,177
Total assets	62,138,448	395,577,918	14,152,382	62,432,309	139,934,291

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	59,119	310,952	11,681	57,113	116,088
Contract terminations	50	151,617	1,060	1,897	160,089
Payable for investments purchased	2,609	64,577	126	29,814	—
Total liabilities	61,778	527,146	12,867	88,824	276,177
Net assets applicable to contracts in accumulation period	62,076,519	391,965,209	14,129,793	62,339,583	139,213,841
Net assets applicable to contracts in payment period	—	3,085,563	9,215	3,775	444,273
Net assets applicable to seed money	151	—	507	127	—
Total net assets	$62,076,670	$395,050,772	$14,139,515	$62,343,485	$139,658,114
(1) Investment shares	2,131,754	13,382,479	1,419,630	2,878,277	6,406,336
(2) Investments, at cost	$45,743,249	$168,269,855	$13,673,122	$49,037,752	$90,782,132

December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$9,601,542	$64,307,847	$92,735,106	$135,582,588	$49,733,544
Dividends receivable	—	—	25	37	—
Accounts receivable from RiverSource Life for contract purchase payments	—	35,806	5,143	270,267	17,760
Receivable for share redemptions	9,032	89,364	87,212	167,136	45,181
Total assets	9,610,574	64,433,017	92,827,486	136,020,028	49,796,485

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,023	50,924	87,212	108,570	45,173
Contract terminations	9	38,440	—	58,566	8
Payable for investments purchased	—	35,806	5,143	270,267	17,760
Total liabilities	9,032	125,170	92,355	437,403	62,941
Net assets applicable to contracts in accumulation period	9,601,176	63,876,506	92,727,295	135,045,744	49,733,298
Net assets applicable to contracts in payment period	—	431,341	3,791	536,881	—
Net assets applicable to seed money	366	—	4,045	—	246
Total net assets	$9,601,542	$64,307,847	$92,735,131	$135,582,625	$49,733,544
(1) Investment shares	1,083,695	7,185,234	92,735,106	135,582,588	7,324,528
(2) Investments, at cost	$10,184,484	$74,172,004	$92,735,107	$135,579,102	$49,294,489

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	181

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$163,849,224	$27,224,524	$101,998,697	$66,937,655	$342,522,574
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	68,146	652	33,274	3,365	19,077
Receivable for share redemptions	211,875	25,542	165,956	73,375	351,741
Total assets	164,129,245	27,250,718	102,197,927	67,014,395	342,893,392

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	130,349	25,542	79,167	60,986	270,480
Contract terminations	81,526	—	86,789	12,389	81,261
Payable for investments purchased	68,146	652	33,274	3,365	19,077
Total liabilities	280,021	26,194	199,230	76,740	370,818
Net assets applicable to contracts in accumulation period	162,384,935	27,224,179	101,538,000	66,854,805	340,169,055
Net assets applicable to contracts in payment period	1,464,289	—	460,697	82,565	2,353,519
Net assets applicable to seed money	—	345	—	285	—
Total net assets	$163,849,224	$27,224,524	$101,998,697	$66,937,655	$342,522,574
(1) Investment shares	23,919,595	3,554,115	13,161,122	5,830,806	29,681,332
(2) Investments, at cost	$159,294,194	$28,218,863	$111,028,143	$62,056,731	$313,429,722

December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$80,334,555	$152,397,074	$479,899,896	$62,924,400	$27,008,491
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,988	3,966	5,954	225,527	8,514
Receivable for share redemptions	78,009	223,983	724,923	58,427	27,287
Total assets	80,425,552	152,625,023	480,630,773	63,208,354	27,044,292

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	76,004	110,916	413,289	53,005	23,324
Contract terminations	2,005	113,067	311,634	5,422	3,963
Payable for investments purchased	12,988	3,966	5,954	225,527	8,514
Total liabilities	90,997	227,949	730,877	283,954	35,801
Net assets applicable to contracts in accumulation period	80,334,448	151,694,612	478,047,878	62,898,803	26,875,220
Net assets applicable to contracts in payment period	—	702,462	1,851,927	25,215	132,543
Net assets applicable to seed money	107	—	91	382	728
Total net assets	$80,334,555	$152,397,074	$479,899,896	$62,924,400	$27,008,491
(1) Investment shares	2,798,138	5,233,416	15,874,955	6,286,154	2,188,695
(2) Investments, at cost	$44,902,852	$50,035,047	$253,110,981	$60,610,375	$24,461,576

See accompanying notes to financial statements.

182	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$31,802,858	$92,334,853	$26,028,986	$64,166,474	$29,242,906
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,565	103	4,262	14,660	3,457
Receivable for share redemptions	32,011	129,513	24,500	74,149	27,151
Total assets	31,843,434	92,464,469	26,057,748	64,255,283	29,273,514

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,452	78,256	23,943	55,553	27,041
Contract terminations	2,559	51,257	557	18,596	110
Payable for investments purchased	8,565	103	4,262	14,660	3,457
Total liabilities	40,576	129,616	28,762	88,809	30,608
Net assets applicable to contracts in accumulation period	31,790,919	91,430,721	25,937,011	63,332,019	29,242,711
Net assets applicable to contracts in payment period	11,478	904,132	91,647	834,455	—
Net assets applicable to seed money	461	—	328	—	195
Total net assets	$31,802,858	$92,334,853	$26,028,986	$64,166,474	$29,242,906
(1) Investment shares	725,761	2,081,020	1,847,338	4,534,733	1,012,917
(2) Investments, at cost	$19,388,086	$30,236,233	$24,197,110	$54,823,417	$21,506,164

December 31, 2020 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$31,992,998	$29,998,635	$43,097,531	$15,402,057	$30,098,657
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	9,041	3,816	428	27,153
Receivable for share redemptions	134,178	28,533	74,087	22,300	30,138
Total assets	32,127,176	30,036,209	43,175,434	15,424,785	30,155,948

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,501	28,533	33,449	14,675	22,242
Contract terminations	109,677	—	40,638	7,625	7,896
Payable for investments purchased	—	9,041	3,816	428	27,153
Total liabilities	134,178	37,574	77,903	22,728	57,291
Net assets applicable to contracts in accumulation period	31,932,783	29,998,416	43,007,077	15,398,218	30,054,526
Net assets applicable to contracts in payment period	60,215	—	90,454	3,628	44,131
Net assets applicable to seed money	—	219	—	211	—
Total net assets	$31,992,998	$29,998,635	$43,097,531	$15,402,057	$30,098,657
(1) Investment shares	1,094,901	1,102,486	1,564,907	578,590	1,115,591
(2) Investments, at cost	$19,913,483	$21,260,335	$20,060,791	$11,829,723	$15,490,576

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	183

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$71,367,425	$16,346,159	$61,785,566	$10,127,662	$20,436,189
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,171	2,453	23,594	5,774	2,394
Receivable for share redemptions	66,162	15,896	90,202	17,176	18,369
Total assets	71,435,758	16,364,508	61,899,362	10,150,612	20,456,952

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	66,162	15,524	47,868	7,885	18,362
Contract terminations	—	372	42,334	9,291	7
Payable for investments purchased	2,171	2,453	23,594	5,774	2,394
Total liabilities	68,333	18,349	113,796	22,950	20,763
Net assets applicable to contracts in accumulation period	71,367,116	16,311,203	61,451,245	10,125,783	20,435,623
Net assets applicable to contracts in payment period	—	34,608	334,321	1,879	—
Net assets applicable to seed money	309	348	—	—	566
Total net assets	$71,367,425	$16,346,159	$61,785,566	$10,127,662	$20,436,189
(1) Investment shares	16,368,675	1,513,533	5,705,038	2,996,350	1,752,675
(2) Investments, at cost	$73,636,018	$15,899,576	$59,290,696	$19,460,527	$19,334,251

December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$18,926,949	$67,369,034	$22,817,999	$21,585,691	$143,801,141
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	628	25,588	6,552	381	202,363
Receivable for share redemptions	16,783	51,976	26,233	23,184	134,025
Total assets	18,944,360	67,446,598	22,850,784	21,609,256	144,137,529

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,777	51,967	21,043	19,097	110,821
Contract terminations	6	9	5,190	4,087	23,204
Payable for investments purchased	628	25,588	6,552	381	202,363
Total liabilities	17,411	77,564	32,785	23,565	336,388
Net assets applicable to contracts in accumulation period	18,926,757	67,175,523	22,817,542	21,544,040	143,483,444
Net assets applicable to contracts in payment period	—	193,511	—	40,947	317,697
Net assets applicable to seed money	192	—	457	704	—
Total net assets	$18,926,949	$67,369,034	$22,817,999	$21,585,691	$143,801,141
(1) Investment shares	3,213,404	11,228,172	2,895,685	1,875,386	2,902,728
(2) Investments, at cost	$18,370,795	$76,168,658	$26,349,305	$19,939,145	$64,276,817

See accompanying notes to financial statements.

184	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$44,895,049	$19,210,645	$59,610,020	$35,500,973	$26,085,475
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29,616	1,710	425	342	777
Receivable for share redemptions	41,417	18,040	61,202	33,018	25,479
Total assets	44,966,082	19,230,395	59,671,647	35,534,333	26,111,731

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,417	18,040	54,711	32,699	24,286
Contract terminations	—	—	6,491	319	1,193
Payable for investments purchased	29,616	1,710	425	342	777
Total liabilities	71,033	19,750	61,627	33,360	26,256
Net assets applicable to contracts in accumulation period	44,894,763	19,210,222	59,609,935	35,500,376	26,037,843
Net assets applicable to contracts in payment period	—	—	—	—	47,361
Net assets applicable to seed money	286	423	85	597	271
Total net assets	$44,895,049	$19,210,645	$59,610,020	$35,500,973	$26,085,475
(1) Investment shares	930,275	412,688	2,025,485	582,652	996,389
(2) Investments, at cost	$26,507,935	$10,462,710	$44,156,140	$20,103,159	$20,388,222

December 31, 2020 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$21,079,679	$43,610,267	$34,991,576	$55,042,692	$27,283,332
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,395	24,307	1,375	—	253
Receivable for share redemptions	18,796	45,975	83,273	66,871	25,774
Total assets	21,105,870	43,680,549	35,076,224	55,109,563	27,309,359

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,796	40,574	27,384	47,581	25,451
Contract terminations	—	5,401	55,889	19,290	323
Payable for investments purchased	7,395	24,307	1,375	—	253
Total liabilities	26,191	70,282	84,648	66,871	26,027
Net assets applicable to contracts in accumulation period	21,079,137	43,610,162	34,819,221	55,042,381	27,283,074
Net assets applicable to contracts in payment period	—	—	172,355	—	—
Net assets applicable to seed money	542	105	—	311	258
Total net assets	$21,079,679	$43,610,267	$34,991,576	$55,042,692	$27,283,332
(1) Investment shares	1,837,810	1,366,236	1,081,656	5,359,561	683,621
(2) Investments, at cost	$20,205,223	$31,120,992	$22,027,572	$54,972,603	$14,575,486
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	185

Statement of Assets and Liabilities

December 31, 2020 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$12,104,333	$78,847,717	$534,239,456	$37,318,832	$86,752,324
Dividends receivable	—	198,111	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,359	61,277	1,868	754	1,410
Receivable for share redemptions	11,564	95,224	1,210,765	31,091	97,573
Total assets	12,118,256	79,202,329	535,452,089	37,350,677	86,851,307

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,248	62,405	448,439	26,370	62,906
Contract terminations	1,316	32,819	762,326	4,721	34,667
Payable for investments purchased	2,359	259,388	1,868	754	1,410
Total liabilities	13,923	354,612	1,212,633	31,845	98,983
Net assets applicable to contracts in accumulation period	12,084,664	78,508,131	533,358,632	37,066,353	85,750,850
Net assets applicable to contracts in payment period	19,331	339,586	880,636	252,479	1,001,474
Net assets applicable to seed money	338	—	188	—	—
Total net assets	$12,104,333	$78,847,717	$534,239,456	$37,318,832	$86,752,324
(1) Investment shares	884,820	8,731,752	11,432,473	1,687,108	3,994,122
(2) Investments, at cost	$11,784,688	$80,845,423	$343,161,679	$27,609,952	$61,554,076

December 31, 2020 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$71,388,806	$364,896,085	$11,088,443	$50,424,137	$159,417,632
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	27,880	614	38,486	48,859
Receivable for share redemptions	71,913	635,654	7,872	76,376	267,937
Total assets	71,460,719	365,559,619	11,096,929	50,538,999	159,734,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	50,552	288,441	7,872	38,387	135,758
Contract terminations	21,361	347,213	—	37,989	132,179
Payable for investments purchased	—	27,880	614	38,486	48,859
Total liabilities	71,913	663,534	8,486	114,862	316,796
Net assets applicable to contracts in accumulation period	70,352,750	363,583,105	10,970,289	50,193,932	158,982,226
Net assets applicable to contracts in payment period	1,036,056	1,312,619	118,154	230,205	435,141
Net assets applicable to seed money	—	361	—	—	265
Total net assets	$71,388,806	$364,896,085	$11,088,443	$50,424,137	$159,417,632
(1) Investment shares	1,864,911	9,785,360	420,017	1,920,919	13,648,770
(2) Investments, at cost	$51,949,449	$290,252,811	$7,896,992	$35,321,695	$155,231,613

See accompanying notes to financial statements.

186	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$64,477,036	$52,300,809	$69,793,269	$115,452,300	$116,601,769
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	71,389	58,479	70,166	44,011	10,078
Receivable for share redemptions	57,105	62,216	68,587	199,449	157,112
Total assets	64,605,530	52,421,504	69,932,022	115,695,760	116,768,959

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	48,339	47,954	56,483	93,280	84,262
Contract terminations	8,766	14,262	12,104	106,169	72,850
Payable for investments purchased	71,389	58,479	70,166	44,011	10,078
Total liabilities	128,494	120,695	138,753	243,460	167,190
Net assets applicable to contracts in accumulation period	64,353,386	52,221,470	69,711,992	115,196,406	115,787,105
Net assets applicable to contracts in payment period	123,650	78,941	80,553	255,474	814,664
Net assets applicable to seed money	—	398	724	420	—
Total net assets	$64,477,036	$52,300,809	$69,793,269	$115,452,300	$116,601,769
(1) Investment shares	4,537,441	3,477,447	4,206,948	7,962,228	6,767,369
(2) Investments, at cost	$78,113,199	$53,662,795	$74,848,566	$122,084,836	$100,364,348

December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I	Inv Opp VI Dis Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$7,104,398	$5,450,744	$109,200,750	$24,154,944	$15,962,519
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	926	51	7,154	12,021	87,503
Receivable for share redemptions	25,958	4,178	295,858	18,389	41,781
Total assets	7,131,282	5,454,973	109,503,762	24,185,354	16,091,803

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,239	3,833	81,035	17,279	12,313
Contract terminations	19,719	345	214,823	1,110	29,468
Payable for investments purchased	926	51	7,154	12,021	87,503
Total liabilities	26,884	4,229	303,012	30,410	129,284
Net assets applicable to contracts in accumulation period	7,099,767	5,427,194	108,255,525	24,034,493	15,962,519
Net assets applicable to contracts in payment period	4,028	23,550	945,225	120,451	—
Net assets applicable to seed money	603	—	—	—	—
Total net assets	$7,104,398	$5,450,744	$109,200,750	$24,154,944	$15,962,519
(1) Investment shares	754,182	403,460	5,438,284	225,895	162,800
(2) Investments, at cost	$6,929,448	$4,879,288	$81,702,223	$17,509,378	$11,907,799

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	187

Statement of Assets and Liabilities

December 31, 2020 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$158,216,377	$192,491,359	$2,975,743	$98,849,877	$16,876,621
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	254,127	243,159	199	1,614	673
Receivable for share redemptions	135,394	181,912	2,547	201,237	42,686
Total assets	158,605,898	192,916,430	2,978,489	99,052,728	16,919,980

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	130,945	151,436	2,547	83,721	11,714
Contract terminations	4,449	30,476	—	117,516	30,972
Payable for investments purchased	254,127	243,159	199	1,614	673
Total liabilities	389,521	425,071	2,746	202,851	43,359
Net assets applicable to contracts in accumulation period	157,861,907	191,437,843	2,975,743	98,724,960	16,846,474
Net assets applicable to contracts in payment period	353,558	1,052,943	—	124,554	30,147
Net assets applicable to seed money	912	573	—	363	—
Total net assets	$158,216,377	$192,491,359	$2,975,743	$98,849,877	$16,876,621
(1) Investment shares	3,080,537	38,498,272	100,873	3,673,351	189,412
(2) Investments, at cost	$116,029,220	$200,964,242	$2,929,654	$80,273,811	$9,499,418

December 31, 2020 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$55,832,638	$34,795,535	$94,657,806	$73,055,958	$19,755,222
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,014	3,026	2,593	—	126
Receivable for share redemptions	294,761	48,095	246,558	88,673	25,393
Total assets	56,128,413	34,846,656	94,906,957	73,144,631	19,780,741

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,150	31,385	71,911	77,598	14,667
Contract terminations	253,611	16,710	174,647	11,075	10,726
Payable for investments purchased	1,014	3,026	2,593	—	126
Total liabilities	295,775	51,121	249,151	88,673	25,519
Net assets applicable to contracts in accumulation period	55,830,701	34,422,787	94,495,450	72,172,559	19,612,685
Net assets applicable to contracts in payment period	1,937	372,287	162,356	883,399	142,537
Net assets applicable to seed money	—	461	—	—	—
Total net assets	$55,832,638	$34,795,535	$94,657,806	$73,055,958	$19,755,222
(1) Investment shares	662,230	3,381,490	5,890,343	2,400,787	768,088
(2) Investments, at cost	$32,938,467	$36,981,727	$85,240,472	$64,703,565	$17,093,521

See accompanying notes to financial statements.

188	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Assets
Investments, at fair value(1),(2)	$11,057,019	$46,552,979	$53,196,915	$34,514,533	$15,965,029
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	14,648	31,069	922	3,477
Receivable for share redemptions	88,999	104,447	79,383	33,913	27,811
Total assets	11,146,018	46,672,074	53,307,367	34,549,368	15,996,317

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,621	36,086	40,550	24,834	14,202
Contract terminations	79,378	68,361	38,833	9,079	13,609
Payable for investments purchased	—	14,648	31,069	922	3,477
Total liabilities	88,999	119,095	110,452	34,835	31,288
Net assets applicable to contracts in accumulation period	11,001,923	46,382,401	53,049,545	34,449,454	15,754,067
Net assets applicable to contracts in payment period	55,096	170,578	147,370	65,079	210,127
Net assets applicable to seed money	—	—	—	—	835
Total net assets	$11,057,019	$46,552,979	$53,196,915	$34,514,533	$15,965,029
(1) Investment shares	433,269	1,468,548	1,270,222	944,310	1,528,866
(2) Investments, at cost	$9,784,137	$37,732,869	$38,710,415	$19,970,654	$15,745,856

December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Assets
Investments, at fair value(1),(2)	$100,413,323	$17,483,754	$67,138,609	$39,830,721	$20,941,836
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	160,092	5,897	28,162	12,837	—
Receivable for share redemptions	176,178	12,111	92,474	42,969	43,496
Total assets	100,749,593	17,501,762	67,259,245	39,886,527	20,985,332

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	88,622	12,111	56,708	28,000	14,884
Contract terminations	87,556	—	35,766	14,969	28,612
Payable for investments purchased	160,092	5,897	28,162	12,837	—
Total liabilities	336,270	18,008	120,636	55,806	43,496
Net assets applicable to contracts in accumulation period	100,360,085	17,423,325	67,120,541	39,649,288	20,786,621
Net assets applicable to contracts in payment period	52,640	60,429	17,693	181,433	155,215
Net assets applicable to seed money	598	—	375	—	—
Total net assets	$100,413,323	$17,483,754	$67,138,609	$39,830,721	$20,941,836
(1) Investment shares	2,178,163	199,906	4,802,476	1,942,962	572,494
(2) Investments, at cost	$85,968,325	$10,100,045	$63,090,348	$17,982,928	$19,387,080

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	189

Statement of Assets and Liabilities

December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$61,213,869	$17,230,411	$76,753,079	$49,535,853	$155,077,144
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	72,771	851	11,289	15,541	13,617
Receivable for share redemptions	115,827	26,312	147,695	58,518	152,504
Total assets	61,402,467	17,257,574	76,912,063	49,609,912	155,243,265

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	51,128	15,883	57,679	35,419	126,728
Contract terminations	64,699	10,429	90,016	23,099	25,776
Payable for investments purchased	72,771	851	11,289	15,541	13,617
Total liabilities	188,598	27,163	158,984	74,059	166,121
Net assets applicable to contracts in accumulation period	61,160,570	17,229,603	76,639,765	49,333,264	154,665,031
Net assets applicable to contracts in payment period	51,948	—	113,314	202,589	411,581
Net assets applicable to seed money	1,351	808	—	—	532
Total net assets	$61,213,869	$17,230,411	$76,753,079	$49,535,853	$155,077,144
(1) Investment shares	1,281,161	1,273,497	3,111,191	2,098,088	4,470,370
(2) Investments, at cost	$40,282,924	$16,144,271	$58,382,867	$34,043,676	$123,678,142

December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$154,281,030	$18,245,689	$10,622,748	$13,612,297	$4,769,072
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	36,463	1,313	854	8,247	345
Receivable for share redemptions	246,936	16,914	33,876	11,840	4,185
Total assets	154,564,429	18,263,916	10,657,478	13,632,384	4,773,602

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	130,490	14,392	8,434	11,830	4,185
Contract terminations	116,446	2,522	25,442	10	—
Payable for investments purchased	36,463	1,313	854	8,247	345
Total liabilities	283,399	18,227	34,730	20,087	4,530
Net assets applicable to contracts in accumulation period	153,977,909	18,190,641	10,621,044	13,610,369	4,768,258
Net assets applicable to contracts in payment period	301,565	55,048	1,704	—	—
Net assets applicable to seed money	1,556	—	—	1,928	814
Total net assets	$154,281,030	$18,245,689	$10,622,748	$13,612,297	$4,769,072
(1) Investment shares	5,432,431	2,131,506	722,636	442,245	462,568
(2) Investments, at cost	$77,289,428	$19,234,721	$8,163,293	$10,196,950	$4,502,003

See accompanying notes to financial statements.

190	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$58,127,758	$5,746,716	$64,444,377	$24,820,079	$11,820,473
Dividends receivable	—	—	101,896	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,074	173	21,318	376	604
Receivable for share redemptions	80,856	5,319	55,799	40,189	10,169
Total assets	58,210,688	5,752,208	64,623,390	24,860,644	11,831,246

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	47,377	5,319	55,799	17,913	8,465
Contract terminations	33,479	—	—	22,276	1,704
Payable for investments purchased	2,074	173	123,214	376	604
Total liabilities	82,930	5,492	179,013	40,565	10,773
Net assets applicable to contracts in accumulation period	57,598,016	5,742,248	64,434,668	24,756,608	11,802,148
Net assets applicable to contracts in payment period	529,171	3,456	—	63,471	18,325
Net assets applicable to seed money	571	1,012	9,709	—	—
Total net assets	$58,127,758	$5,746,716	$64,444,377	$24,820,079	$11,820,473
(1) Investment shares	5,185,349	434,699	5,560,343	1,437,179	717,262
(2) Investments, at cost	$56,319,640	$5,210,850	$61,646,039	$21,336,416	$9,573,283

December 31, 2020 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat
Assets
Investments, at fair value(1),(2)	$86,886,213	$36,224,338	$12,922,738	$27,164,064	$8,951,022
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,831	—	9,582	—
Receivable for share redemptions	96,554	78,709	23,542	23,698	14,849
Total assets	86,982,767	36,307,878	12,946,280	27,197,344	8,965,871

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	92,184	25,852	9,132	23,697	6,348
Contract terminations	4,370	52,857	14,410	1	8,501
Payable for investments purchased	—	4,831	—	9,582	—
Total liabilities	96,554	83,540	23,542	33,280	14,849
Net assets applicable to contracts in accumulation period	86,406,579	36,123,923	12,832,132	27,163,718	8,813,614
Net assets applicable to contracts in payment period	479,634	100,415	90,606	—	137,408
Net assets applicable to seed money	—	—	—	346	—
Total net assets	$86,886,213	$36,224,338	$12,922,738	$27,164,064	$8,951,022
(1) Investment shares	1,898,322	818,074	1,085,033	1,965,562	586,183
(2) Investments, at cost	$52,412,413	$22,308,979	$10,235,992	$32,471,702	$9,472,256

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	191

Statement of Assets and Liabilities

December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$33,395,974	$1,022,254,389	$563,162,903	$651,949,069	$508,729,115
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,201	88,671	3,109	15,673	392,366
Receivable for share redemptions	65,226	1,365,802	480,657	700,127	434,625
Total assets	33,467,401	1,023,708,862	563,646,669	652,664,869	509,556,106

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,506	845,982	440,607	558,611	417,887
Contract terminations	35,720	519,820	40,050	141,516	16,738
Payable for investments purchased	6,201	88,671	3,109	15,673	392,366
Total liabilities	71,427	1,454,473	483,766	715,800	826,991
Net assets applicable to contracts in accumulation period	33,394,702	1,020,651,608	563,162,903	651,348,554	508,729,115
Net assets applicable to contracts in payment period	—	1,602,663	—	600,464	—
Net assets applicable to seed money	1,272	118	—	51	—
Total net assets	$33,395,974	$1,022,254,389	$563,162,903	$651,949,069	$508,729,115
(1) Investment shares	2,859,244	40,373,396	22,206,739	39,923,397	31,172,127
(2) Investments, at cost	$24,215,242	$554,700,549	$245,921,460	$536,152,714	$383,587,377

December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$220,499,737	$263,829,471	$826,131,293	$1,535,497,817	$11,679,062,825
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	51,798	160,361	315,817	980	1,004,164
Receivable for share redemptions	183,414	220,532	741,036	1,902,486	10,089,301
Total assets	220,734,949	264,210,364	827,188,146	1,537,401,283	11,690,156,290

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	183,414	217,316	710,634	1,323,267	9,732,500
Contract terminations	—	3,216	30,402	579,219	356,801
Payable for investments purchased	51,798	160,361	315,817	980	1,004,164
Total liabilities	235,212	380,893	1,056,853	1,903,466	11,093,465
Net assets applicable to contracts in accumulation period	220,499,537	263,508,640	826,131,164	1,534,765,397	11,677,538,578
Net assets applicable to contracts in payment period	—	320,623	—	732,340	1,524,165
Net assets applicable to seed money	200	208	129	80	82
Total net assets	$220,499,737	$263,829,471	$826,131,293	$1,535,497,817	$11,679,062,825
(1) Investment shares	17,912,245	20,108,954	60,257,571	104,669,245	701,445,215
(2) Investments, at cost	$190,576,234	$226,202,612	$713,123,749	$1,190,010,603	$8,304,125,391

See accompanying notes to financial statements.

192	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$14,491,910,943	$7,493,231,563	$6,870,098,261	$3,180,301,273	$1,890,515,398
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	292,291	232,802	1,717	195,874	10,115
Receivable for share redemptions	15,282,153	7,898,037	7,427,080	3,871,304	3,033,625
Total assets	14,507,485,387	7,501,362,402	6,877,527,058	3,184,368,451	1,893,559,138

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,342,523	6,322,102	5,486,964	2,652,045	1,488,545
Contract terminations	2,939,630	1,575,935	1,940,116	1,219,259	1,545,080
Payable for investments purchased	292,291	232,802	1,717	195,874	10,115
Total liabilities	15,574,444	8,130,839	7,428,797	4,067,178	3,043,740
Net assets applicable to contracts in accumulation period	14,491,432,527	7,487,720,988	6,870,098,261	3,178,464,471	1,890,515,398
Net assets applicable to contracts in payment period	478,306	5,510,518	—	1,836,748	—
Net assets applicable to seed money	110	57	—	54	—
Total net assets	$14,491,910,943	$7,493,231,563	$6,870,098,261	$3,180,301,273	$1,890,515,398
(1) Investment shares	845,995,969	358,871,243	328,712,835	137,794,683	81,805,080
(2) Investments, at cost	$9,908,808,302	$4,360,670,539	$3,336,175,558	$1,704,624,190	$844,618,658

December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$1,404,345,660	$1,259,907,571	$14,576,745	$10,566,565	$21,712,448
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	106,723	417	1,863	—	1,862
Receivable for share redemptions	1,898,855	1,188,724	13,377	10,294	82,030
Total assets	1,406,351,238	1,261,096,712	14,591,985	10,576,859	21,796,340

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,216,587	1,032,839	13,377	10,288	16,836
Contract terminations	682,268	155,885	—	6	65,194
Payable for investments purchased	106,723	417	1,863	—	1,862
Total liabilities	2,005,578	1,189,141	15,240	10,294	83,892
Net assets applicable to contracts in accumulation period	1,403,212,344	1,259,907,571	14,576,315	10,566,371	21,682,447
Net assets applicable to contracts in payment period	1,133,290	—	—	—	30,001
Net assets applicable to seed money	26	—	430	194	—
Total net assets	$1,404,345,660	$1,259,907,571	$14,576,745	$10,566,565	$21,712,448
(1) Investment shares	76,075,063	68,139,944	1,250,150	388,334	788,397
(2) Investments, at cost	$969,563,930	$735,082,442	$13,895,794	$6,019,337	$8,431,401

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	193

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$8,115,200	$37,314,287	$18,224,531	$13,307,275	$6,905,119
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	167	174	320	—	—
Receivable for share redemptions	7,564	34,453	18,084	15,272	6,890
Total assets	8,122,931	37,348,914	18,242,935	13,322,547	6,912,009

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,564	33,595	16,954	12,260	6,060
Contract terminations	—	858	1,130	3,012	830
Payable for investments purchased	167	174	320	—	—
Total liabilities	7,731	34,627	18,404	15,272	6,890
Net assets applicable to contracts in accumulation period	8,114,457	37,313,801	18,224,065	13,306,868	6,904,835
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	743	486	466	407	284
Total net assets	$8,115,200	$37,314,287	$18,224,531	$13,307,275	$6,905,119
(1) Investment shares	671,232	2,709,825	1,978,776	388,080	234,310
(2) Investments, at cost	$7,233,158	$31,353,382	$19,198,305	$8,118,846	$5,603,940

December 31, 2020 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$58,543,868	$381,004,986	$3,392,122,274	$1,935,523,801	$162,607,793
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,203	98,100	507,485	246,095	11,921
Receivable for share redemptions	137,714	334,475	2,834,700	1,643,045	205,533
Total assets	58,685,785	381,437,561	3,395,464,459	1,937,412,941	162,825,247

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	43,142	330,754	2,829,580	1,628,585	122,397
Contract terminations	94,572	3,721	5,120	14,460	83,136
Payable for investments purchased	4,203	98,100	507,485	246,095	11,921
Total liabilities	141,917	432,575	3,342,185	1,889,140	217,454
Net assets applicable to contracts in accumulation period	58,171,312	380,985,465	3,392,122,192	1,935,126,152	162,139,597
Net assets applicable to contracts in payment period	372,556	19,347	—	397,569	468,196
Net assets applicable to seed money	—	174	82	80	—
Total net assets	$58,543,868	$381,004,986	$3,392,122,274	$1,935,523,801	$162,607,793
(1) Investment shares	1,961,269	28,561,093	228,579,668	137,076,756	5,801,206
(2) Investments, at cost	$28,366,704	$335,994,942	$2,822,113,315	$1,611,754,744	$154,398,983

See accompanying notes to financial statements.

194	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2020 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$263,234,270	$24,170,829	$27,472,418	$50,845,818	$123,475,002
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,610	6,122	3,215	3,660	16,446
Receivable for share redemptions	426,956	17,434	32,623	52,342	180,848
Total assets	263,665,836	24,194,385	27,508,256	50,901,820	123,672,296

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	196,338	17,316	21,298	40,649	103,674
Contract terminations	230,618	118	11,325	11,693	77,174
Payable for investments purchased	4,610	6,122	3,215	3,660	16,446
Total liabilities	431,566	23,556	35,838	56,002	197,294
Net assets applicable to contracts in accumulation period	262,065,044	23,548,545	27,302,312	50,714,450	123,232,473
Net assets applicable to contracts in payment period	1,169,226	622,153	170,106	130,541	241,725
Net assets applicable to seed money	—	131	—	827	804
Total net assets	$263,234,270	$24,170,829	$27,472,418	$50,845,818	$123,475,002
(1) Investment shares	10,687,546	1,104,700	14,308,551	1,716,025	8,388,247
(2) Investments, at cost	$268,257,182	$17,504,481	$42,272,285	$38,009,672	$81,463,716

December 31, 2020 (continued)					WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)					$10,857,031
Dividends receivable					—
Accounts receivable from RiverSource Life for contract purchase payments					1,067
Receivable for share redemptions					87,491
Total assets					10,945,589

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee					9,411
Contract terminations					78,080
Payable for investments purchased					1,067
Total liabilities					88,558
Net assets applicable to contracts in accumulation period					10,856,373
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					658
Total net assets					$10,857,031
(1) Investment shares					1,413,676
(2) Investments, at cost					$10,652,316

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	195

Statement of Operations

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$159,917	$30,400	$923,483	$1,165,177	$—
Variable account expenses	114,178	68,419	598,602	663,249	1,063,354
Investment income (loss) — net	45,739	(38,019)	324,881	501,928	(1,063,354)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,482,420	2,593,796	12,634,582	13,125,463	19,176,822
Cost of investments sold	2,387,341	1,897,783	12,472,415	16,401,170	15,955,981
Net realized gain (loss) on sales of investments	95,079	696,013	162,167	(3,275,707)	3,220,841
Distributions from capital gains	—	639,784	3,793,095	—	7,964,299
Net change in unrealized appreciation or depreciation of investments	155,267	1,150,105	(4,358,410)	2,656,270	19,185,274
Net gain (loss) on investments	250,346	2,485,902	(403,148)	(619,437)	30,370,414
Net increase (decrease) in net assets resulting from operations	$296,085	$2,447,883	$(78,267)	$(117,509)	$29,307,060

Year ended December 31, 2020 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$633,316	$38,626	$76,473	$664,620	$—
Variable account expenses	231,149	66,405	176,136	378,252	393,758
Investment income (loss) — net	402,167	(27,779)	(99,663)	286,368	(393,758)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,400,912	1,259,625	2,836,389	12,517,484	8,726,805
Cost of investments sold	11,034,555	1,035,844	2,178,069	12,541,360	6,429,793
Net realized gain (loss) on sales of investments	(3,633,643)	223,781	658,320	(23,876)	2,297,012
Distributions from capital gains	—	116,497	294,894	—	3,708,546
Net change in unrealized appreciation or depreciation of investments	(5,433,337)	1,545,255	3,867,368	(1,764,089)	11,595,525
Net gain (loss) on investments	(9,066,980)	1,885,533	4,820,582	(1,787,965)	17,601,083
Net increase (decrease) in net assets resulting from operations	$(8,664,813)	$1,857,754	$4,720,919	$(1,501,597)	$17,207,325

Year ended December 31, 2020 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$596,246	$3,141,577	$957,967	$332,104	$—
Variable account expenses	215,132	1,396,316	755,979	185,898	173,322
Investment income (loss) — net	381,114	1,745,261	201,988	146,206	(173,322)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,936,963	33,579,086	11,011,695	2,911,106	5,384,341
Cost of investments sold	3,812,753	27,851,232	11,127,320	2,513,489	4,435,555
Net realized gain (loss) on sales of investments	1,124,210	5,727,854	(115,625)	397,617	948,786
Distributions from capital gains	711,706	3,984,862	4,622,595	685,309	1,571,356
Net change in unrealized appreciation or depreciation of investments	(2,915,630)	(15,729,083)	8,219,101	1,769,023	4,356,022
Net gain (loss) on investments	(1,079,714)	(6,016,367)	12,726,071	2,851,949	6,876,164
Net increase (decrease) in net assets resulting from operations	$(698,600)	$(4,271,106)	$12,928,059	$2,998,155	$6,702,842

See accompanying notes to financial statements.

196	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$777,350	$—	$—	$—
Variable account expenses	5,246,991	40,701	1,037,186	375,673	3,186,188
Investment income (loss) — net	(5,246,991)	736,649	(1,037,186)	(375,673)	(3,186,188)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	52,526,176	955,083	14,813,578	6,490,123	43,453,955
Cost of investments sold	34,526,314	1,283,758	9,904,145	4,840,492	18,293,866
Net realized gain (loss) on sales of investments	17,999,862	(328,675)	4,909,433	1,649,631	25,160,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	66,676,922	(575,959)	16,750,074	2,860,371	16,774,507
Net gain (loss) on investments	84,676,784	(904,634)	21,659,507	4,510,002	41,934,596
Net increase (decrease) in net assets resulting from operations	$79,429,793	$(167,985)	$20,622,321	$4,134,329	$38,748,408

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$431,364	$202,306	$649,758
Variable account expenses	646,366	3,515,857	131,296	521,465	1,135,333
Investment income (loss) — net	(646,366)	(3,515,857)	300,068	(319,159)	(485,575)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,842,976	62,981,708	3,413,269	8,705,464	23,988,659
Cost of investments sold	8,879,362	30,208,792	3,608,690	8,589,355	19,878,867
Net realized gain (loss) on sales of investments	1,963,614	32,772,916	(195,421)	116,109	4,109,792
Distributions from capital gains	—	—	—	5,755,774	14,172,088
Net change in unrealized appreciation or depreciation of investments	(1,940,356)	(34,931,203)	555,802	8,966,079	16,028,175
Net gain (loss) on investments	23,258	(2,158,287)	360,381	14,837,962	34,310,055
Net increase (decrease) in net assets resulting from operations	$(623,108)	$(5,674,144)	$660,449	$14,518,803	$33,824,480

Year ended December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$477,776	$3,364,393	$104,859	$233,567	$2,589,040
Variable account expenses	103,515	601,381	903,208	1,192,932	500,224
Investment income (loss) — net	374,261	2,763,012	(798,349)	(959,365)	2,088,816

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,293,710	11,481,228	45,727,419	56,029,159	7,689,957
Cost of investments sold	2,642,092	14,099,553	45,727,419	56,027,800	8,167,585
Net realized gain (loss) on sales of investments	(348,382)	(2,618,325)	—	1,359	(477,628)
Distributions from capital gains	—	—	38,594	54,857	—
Net change in unrealized appreciation or depreciation of investments	225,532	1,882,229	—	(1,359)	623,239
Net gain (loss) on investments	(122,850)	(736,096)	38,594	54,857	145,611
Net increase (decrease) in net assets resulting from operations	$251,411	$2,026,916	$(759,755)	$(904,508)	$2,234,427
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	197

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Investment income
Dividend income	$9,279,392	$1,248,970	$4,708,499	$1,530,882	$8,817,962
Variable account expenses	1,543,803	302,227	939,166	626,672	2,992,957
Investment income (loss) — net	7,735,589	946,743	3,769,333	904,210	5,825,005

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	34,977,919	6,352,331	21,588,844	8,868,492	39,687,898
Cost of investments sold	36,027,334	7,055,828	24,981,505	8,477,217	37,880,400
Net realized gain (loss) on sales of investments	(1,049,415)	(703,497)	(3,392,661)	391,275	1,807,498
Distributions from capital gains	—	—	—	673,617	3,710,809
Net change in unrealized appreciation or depreciation of investments	734,120	798,636	3,570,911	3,933,585	23,018,128
Net gain (loss) on investments	(315,295)	95,139	178,250	4,998,477	28,536,435
Net increase (decrease) in net assets resulting from operations	$7,420,294	$1,041,882	$3,947,583	$5,902,687	$34,361,440

Year ended December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$1,323,799	$563,601
Variable account expenses	737,320	1,148,547	4,210,806	535,683	228,669
Investment income (loss) — net	(737,320)	(1,148,547)	(4,210,806)	788,116	334,932

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,761,884	23,597,843	57,882,236	12,275,112	5,214,134
Cost of investments sold	7,428,626	9,446,537	34,503,472	12,031,594	4,686,010
Net realized gain (loss) on sales of investments	5,333,258	14,151,306	23,378,764	243,518	528,124
Distributions from capital gains	—	—	—	—	342,519
Net change in unrealized appreciation or depreciation of investments	15,302,201	26,435,845	50,381,983	1,293,397	1,504,079
Net gain (loss) on investments	20,635,459	40,587,151	73,760,747	1,536,915	2,374,722
Net increase (decrease) in net assets resulting from operations	$19,898,139	$39,438,604	$69,549,941	$2,325,031	$2,709,654

Year ended December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$318,512	$928,439	$—
Variable account expenses	259,065	773,444	241,254	598,776	271,006
Investment income (loss) — net	(259,065)	(773,444)	77,258	329,663	(271,006)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,022,223	13,492,506	4,369,734	11,038,090	4,662,792
Cost of investments sold	2,925,602	5,672,341	4,721,138	10,975,153	4,065,309
Net realized gain (loss) on sales of investments	1,096,621	7,820,165	(351,404)	62,937	597,483
Distributions from capital gains	—	—	274,632	729,235	—
Net change in unrealized appreciation or depreciation of investments	6,652,449	16,418,609	1,937,574	2,689,849	1,038,735
Net gain (loss) on investments	7,749,070	24,238,774	1,860,802	3,482,021	1,636,218
Net increase (decrease) in net assets resulting from operations	$7,490,005	$23,465,330	$1,938,060	$3,811,684	$1,365,212

See accompanying notes to financial statements.

198	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	271,941	286,484	358,842	135,090	229,339
Investment income (loss) — net	(271,941)	(286,484)	(358,842)	(135,090)	(229,339)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,998,518	5,897,679	9,885,279	2,179,480	6,069,146
Cost of investments sold	7,362,817	4,836,351	5,573,399	1,992,812	4,162,832
Net realized gain (loss) on sales of investments	2,635,701	1,061,328	4,311,880	186,668	1,906,314
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,415,599)	824,346	(2,536,318)	1,389,172	(481,560)
Net gain (loss) on investments	1,220,102	1,885,674	1,775,562	1,575,840	1,424,754
Net increase (decrease) in net assets resulting from operations	$948,161	$1,599,190	$1,416,720	$1,440,750	$1,195,415

Year ended December 31, 2020 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$2,201,662	$360,697	$1,541,151	$588,301	$312,308
Variable account expenses	727,628	169,117	560,841	90,263	195,867
Investment income (loss) — net	1,474,034	191,580	980,310	498,038	116,441

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,913,252	3,615,941	9,659,135	2,496,864	3,765,682
Cost of investments sold	12,207,376	3,512,715	9,292,550	5,545,815	3,652,850
Net realized gain (loss) on sales of investments	(1,294,124)	103,226	366,585	(3,048,951)	112,832
Distributions from capital gains	—	54,671	222,792	—	—
Net change in unrealized appreciation or depreciation of investments	3,188,747	176,135	853,755	2,036,750	993,984
Net gain (loss) on investments	1,894,623	334,032	1,443,132	(1,012,201)	1,106,816
Net increase (decrease) in net assets resulting from operations	$3,368,657	$525,612	$2,423,442	$(514,163)	$1,223,257

Year ended December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Investment income
Dividend income	$78,214	$381,347	$946,752	$29,858	$—
Variable account expenses	193,096	623,352	244,196	195,424	1,182,349
Investment income (loss) — net	(114,882)	(242,005)	702,556	(165,566)	(1,182,349)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,344,703	16,126,648	4,607,321	4,253,886	24,674,607
Cost of investments sold	4,323,858	19,004,366	5,518,240	4,559,922	13,094,443
Net realized gain (loss) on sales of investments	20,845	(2,877,718)	(910,919)	(306,036)	11,580,164
Distributions from capital gains	315,616	1,228,669	2,434,579	—	—
Net change in unrealized appreciation or depreciation of investments	1,047,350	7,141,870	(4,043,214)	1,231,217	24,779,449
Net gain (loss) on investments	1,383,811	5,492,821	(2,519,554)	925,181	36,359,613
Net increase (decrease) in net assets resulting from operations	$1,268,929	$5,250,816	$(1,816,998)	$759,615	$35,177,264

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	199

Statement of Operations

Year ended December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	411,987	171,798	565,503	262,567	236,615
Investment income (loss) — net	(411,987)	(171,798)	(565,503)	(262,567)	(236,615)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,434,130	2,442,866	7,948,283	6,662,041	4,090,636
Cost of investments sold	4,321,666	1,582,383	6,572,611	4,270,056	3,640,918
Net realized gain (loss) on sales of investments	2,112,464	860,483	1,375,672	2,391,985	449,718
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,414,862	4,127,888	564,989	11,089,613	283,727
Net gain (loss) on investments	10,527,326	4,988,371	1,940,661	13,481,598	733,445
Net increase (decrease) in net assets resulting from operations	$10,115,339	$4,816,573	$1,375,158	$13,219,031	$496,830

Year ended December 31, 2020 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Investment income
Dividend income	$341,778	$—	$—	$1,268,351	$—
Variable account expenses	171,429	423,952	300,328	446,791	250,446
Investment income (loss) — net	170,349	(423,952)	(300,328)	821,560	(250,446)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,347,998	9,937,877	9,595,923	14,559,554	4,178,105
Cost of investments sold	2,242,153	7,946,498	7,290,678	14,398,011	2,795,719
Net realized gain (loss) on sales of investments	105,845	1,991,379	2,305,245	161,543	1,382,386
Distributions from capital gains	268,390	—	—	150,734	—
Net change in unrealized appreciation or depreciation of investments	495,283	520,564	(639,450)	(397,428)	4,242,036
Net gain (loss) on investments	869,518	2,511,943	1,665,795	(85,151)	5,624,422
Net increase (decrease) in net assets resulting from operations	$1,039,867	$2,087,991	$1,365,467	$736,409	$5,373,976

Year ended December 31, 2020 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$303,902	$2,942,110	$374,366	$686,312	$1,525,994
Variable account expenses	120,532	820,558	4,705,870	282,263	678,501
Investment income (loss) — net	183,370	2,121,552	(4,331,504)	404,049	847,493

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,128,362	31,546,271	72,269,043	4,801,779	12,957,055
Cost of investments sold	3,365,931	33,869,691	54,676,328	4,072,172	10,613,552
Net realized gain (loss) on sales of investments	(237,569)	(2,323,420)	17,592,715	729,607	2,343,503
Distributions from capital gains	—	—	2,537,115	1,826,663	4,408,003
Net change in unrealized appreciation or depreciation of investments	404,821	(476,039)	107,249,598	(988,047)	(3,277,623)
Net gain (loss) on investments	167,252	(2,799,459)	127,379,428	1,568,223	3,473,883
Net increase (decrease) in net assets resulting from operations	$350,622	$(677,907)	$123,047,924	$1,972,272	$4,321,376

See accompanying notes to financial statements.

200	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2020 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$336,982	$1,251,531	$34,319	$98,765	$4,679,355
Variable account expenses	505,585	2,918,357	84,749	405,287	1,549,953
Investment income (loss) — net	(168,603)	(1,666,826)	(50,430)	(306,522)	3,129,402

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,306,939	57,565,071	1,699,727	8,955,487	30,468,729
Cost of investments sold	8,669,522	57,468,828	1,443,014	7,389,342	30,921,239
Net realized gain (loss) on sales of investments	637,417	96,243	256,713	1,566,145	(452,510)
Distributions from capital gains	—	—	48,189	205,686	1,478,235
Net change in unrealized appreciation or depreciation of investments	9,130,749	51,103,278	1,087,091	4,529,878	4,263,086
Net gain (loss) on investments	9,768,166	51,199,521	1,391,993	6,301,709	5,288,811
Net increase (decrease) in net assets resulting from operations	$9,599,563	$49,532,695	$1,341,563	$5,995,187	$8,418,213

Year ended December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$2,142,504	$3,198,331	$1,882,999	$1,533,612	$651,750
Variable account expenses	568,373	572,452	653,206	958,884	885,882
Investment income (loss) — net	1,574,131	2,625,879	1,229,793	574,728	(234,132)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,183,987	15,578,058	16,215,746	20,363,144	17,787,384
Cost of investments sold	15,408,357	17,258,757	19,197,732	26,186,925	18,193,508
Net realized gain (loss) on sales of investments	(3,224,370)	(1,680,699)	(2,981,986)	(5,823,781)	(406,124)
Distributions from capital gains	6,882,810	45,303	2,617,879	6,522,855	1,655,551
Net change in unrealized appreciation or depreciation of investments	(11,031,725)	(2,254,962)	(8,026,926)	1,134,216	5,214,583
Net gain (loss) on investments	(7,373,285)	(3,890,358)	(8,391,033)	1,833,290	6,464,010
Net increase (decrease) in net assets resulting from operations	$(5,799,154)	$(1,264,479)	$(7,161,240)	$2,408,018	$6,229,878

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(1)	Inv Opp VI Dis Mid Cap Gro, Ser II(1)
Investment income
Dividend income	$120,088	$10,457	$857,489	$7,651	$—
Variable account expenses	68,105	39,244	889,548	122,442	85,080
Investment income (loss) — net	51,983	(28,787)	(32,059)	(114,791)	(85,080)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,217,386	923,696	18,992,968	1,834,217	2,087,649
Cost of investments sold	1,255,420	1,051,471	15,602,380	1,568,834	1,841,120
Net realized gain (loss) on sales of investments	(38,034)	(127,775)	3,390,588	265,383	246,529
Distributions from capital gains	—	65,029	4,307,873	1,594,931	1,080,384
Net change in unrealized appreciation or depreciation of investments	371,321	341,914	7,922,861	6,645,566	4,054,720
Net gain (loss) on investments	333,287	279,168	15,621,322	8,505,880	5,381,633
Net increase (decrease) in net assets resulting from operations	$385,270	$250,381	$15,589,263	$8,391,089	$5,296,553

(1)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	201

Statement of Operations

Year ended December 31, 2020 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$583,708	$10,141,172	$32,390	$304,291	$10,105
Variable account expenses	1,295,663	1,800,655	28,606	821,293	117,664
Investment income (loss) — net	(711,955)	8,340,517	3,784	(517,002)	(107,559)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,761,333	35,142,328	803,488	19,108,567	2,132,926
Cost of investments sold	23,013,558	38,234,192	849,941	19,085,617	1,384,275
Net realized gain (loss) on sales of investments	2,747,775	(3,091,864)	(46,453)	22,950	748,651
Distributions from capital gains	4,840,538	—	274,308	1,213,406	1,054,289
Net change in unrealized appreciation or depreciation of investments	25,223,888	(3,266,082)	74,760	14,319,863	3,363,421
Net gain (loss) on investments	32,812,201	(6,357,946)	302,615	15,556,219	5,166,361
Net increase (decrease) in net assets resulting from operations	$32,100,246	$1,982,571	$306,399	$15,039,217	$5,058,802

Year ended December 31, 2020 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$2,571,271	$1,910,718	$894,396	$576,877
Variable account expenses	422,803	365,127	784,658	835,443	169,882
Investment income (loss) — net	(422,803)	2,206,144	1,126,060	58,953	406,995

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,854,789	9,187,509	20,316,185	7,744,907	5,239,881
Cost of investments sold	8,631,400	10,101,529	20,363,969	6,405,967	4,811,745
Net realized gain (loss) on sales of investments	4,223,389	(914,020)	(47,784)	1,338,940	428,136
Distributions from capital gains	3,710,351	1,717,667	2,375,745	15,428,853	479,750
Net change in unrealized appreciation or depreciation of investments	9,470,260	(480,632)	(7,270,810)	(8,974,804)	(1,994,527)
Net gain (loss) on investments	17,404,000	323,015	(4,942,849)	7,792,989	(1,086,641)
Net increase (decrease) in net assets resulting from operations	$16,981,197	$2,529,159	$(3,816,789)	$7,851,942	$(679,646)

Year ended December 31, 2020 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Investment income
Dividend income	$305,980	$40,743	$1,013,667	$—	$294,433
Variable account expenses	113,509	377,823	435,415	240,955	154,014
Investment income (loss) — net	192,471	(337,080)	578,252	(240,955)	140,419

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,320,942	8,003,845	10,215,548	5,396,990	2,943,407
Cost of investments sold	3,155,594	7,363,291	8,621,993	3,453,325	3,343,165
Net realized gain (loss) on sales of investments	165,348	640,554	1,593,555	1,943,665	(399,758)
Distributions from capital gains	278,916	1,070,619	1,104,933	2,622,781	245,187
Net change in unrealized appreciation or depreciation of investments	(1,146,790)	4,009,780	2,142,217	6,453,650	1,703,943
Net gain (loss) on investments	(702,526)	5,720,953	4,840,705	11,020,096	1,549,372
Net increase (decrease) in net assets resulting from operations	$(510,055)	$5,383,873	$5,418,957	$10,779,141	$1,689,791

See accompanying notes to financial statements.

202	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Investment income
Dividend income	$1,281,233	$—	$1,398,410	$—	$218,493
Variable account expenses	846,504	125,324	570,504	269,299	152,321
Investment income (loss) — net	434,729	(125,324)	827,906	(269,299)	66,172

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,993,999	2,745,941	9,325,563	4,347,067	3,089,475
Cost of investments sold	10,425,171	1,869,309	8,963,568	2,302,987	3,595,971
Net realized gain (loss) on sales of investments	568,828	876,632	361,995	2,044,080	(506,496)
Distributions from capital gains	1,202,891	1,176,144	—	2,835,965	—
Net change in unrealized appreciation or depreciation of investments	8,538,401	630,385	3,498,846	8,679,302	2,929,373
Net gain (loss) on investments	10,310,120	2,683,161	3,860,841	13,559,347	2,422,877
Net increase (decrease) in net assets resulting from operations	$10,744,849	$2,557,837	$4,688,747	$13,290,048	$2,489,049

Year ended December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$116,072	$111,417	$142,959	$—	$3,324,734
Variable account expenses	528,459	194,591	580,251	329,031	1,441,219
Investment income (loss) — net	(412,387)	(83,174)	(437,292)	(329,031)	1,883,515

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,711,406	4,693,091	11,920,220	5,598,074	27,078,360
Cost of investments sold	8,700,232	4,651,388	9,714,045	4,837,255	23,231,396
Net realized gain (loss) on sales of investments	3,011,174	41,703	2,206,175	760,819	3,846,964
Distributions from capital gains	4,464,610	193,469	6,285,016	4,125,583	3,933,845
Net change in unrealized appreciation or depreciation of investments	7,966,841	(475,384)	5,133,007	10,885,876	(4,138,857)
Net gain (loss) on investments	15,442,625	(240,212)	13,624,198	15,772,278	3,641,952
Net increase (decrease) in net assets resulting from operations	$15,030,238	$(323,386)	$13,186,906	$15,443,247	$5,525,467

Year ended December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$843,583	$48,438	$43,967	$35,216
Variable account expenses	998,347	174,709	90,334	117,843	43,207
Investment income (loss) — net	(998,347)	668,874	(41,896)	(73,876)	(7,991)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,311,813	5,714,307	2,278,912	1,720,067	714,515
Cost of investments sold	13,321,115	6,314,645	1,948,206	1,462,097	723,692
Net realized gain (loss) on sales of investments	6,990,698	(600,338)	330,706	257,970	(9,177)
Distributions from capital gains	11,306,120	397,880	489,443	483,683	290,489
Net change in unrealized appreciation or depreciation of investments	73,999,481	(4,847,286)	247,816	1,407,959	29,894
Net gain (loss) on investments	92,296,299	(5,049,744)	1,067,965	2,149,612	311,206
Net increase (decrease) in net assets resulting from operations	$91,297,952	$(4,380,870)	$1,026,069	$2,075,736	$303,215

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	203

Statement of Operations

Year ended December 31, 2020 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$2,786,037	$400,297	$1,069,484	$109,322	$169,470
Variable account expenses	549,415	55,983	553,128	192,853	88,293
Investment income (loss) — net	2,236,622	344,314	516,356	(83,531)	81,177

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,444,644	705,232	7,164,903	4,161,815	1,617,186
Cost of investments sold	14,488,004	723,982	6,907,595	3,964,118	1,531,894
Net realized gain (loss) on sales of investments	(1,043,360)	(18,750)	257,308	197,697	85,292
Distributions from capital gains	—	97,274	585,136	2,060,003	—
Net change in unrealized appreciation or depreciation of investments	1,825,088	315,616	2,262,138	1,036,319	948,863
Net gain (loss) on investments	781,728	394,140	3,104,582	3,294,019	1,034,155
Net increase (decrease) in net assets resulting from operations	$3,018,350	$738,454	$3,620,938	$3,210,488	$1,115,332

Year ended December 31, 2020 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat
Investment income
Dividend income	$474,152	$133,736	$—	$2,497,417	$207,641
Variable account expenses	940,612	270,127	86,173	298,822	64,330
Investment income (loss) — net	(466,460)	(136,391)	(86,173)	2,198,595	143,311

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,690,341	5,352,946	1,465,778	8,416,093	1,277,606
Cost of investments sold	4,724,288	3,874,402	1,535,238	9,646,396	1,620,890
Net realized gain (loss) on sales of investments	1,966,053	1,478,544	(69,460)	(1,230,303)	(343,284)
Distributions from capital gains	6,294,589	2,800,486	166,473	—	56,083
Net change in unrealized appreciation or depreciation of investments	11,241,822	3,919,959	2,324,378	(2,986,606)	(399,888)
Net gain (loss) on investments	19,502,464	8,198,989	2,421,391	(4,216,909)	(687,089)
Net increase (decrease) in net assets resulting from operations	$19,036,004	$8,062,598	$2,335,218	$(2,018,314)	$(543,778)

Year ended December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Investment income
Dividend income	$760,721	$—	$—	$—	$—
Variable account expenses	280,688	9,313,563	4,893,640	5,608,596	4,589,294
Investment income (loss) — net	480,033	(9,313,563)	(4,893,640)	(5,608,596)	(4,589,294)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,246,893	181,631,413	118,226,774	84,629,510	85,062,721
Cost of investments sold	4,069,114	112,372,121	59,130,996	71,409,699	66,164,877
Net realized gain (loss) on sales of investments	1,177,779	69,259,292	59,095,778	13,219,811	18,897,844
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,927,305	65,226,413	14,003,177	41,985,801	26,241,519
Net gain (loss) on investments	7,105,084	134,485,705	73,098,955	55,205,612	45,139,363
Net increase (decrease) in net assets resulting from operations	$7,585,117	$125,172,142	$68,205,315	$49,597,016	$40,550,069

See accompanying notes to financial statements.

204	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,856,768	1,991,619	6,931,269	14,375,188	103,530,816
Investment income (loss) — net	(1,856,768)	(1,991,619)	(6,931,269)	(14,375,188)	(103,530,816)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,689,694	7,287,786	92,309,802	128,366,041	501,831,054
Cost of investments sold	10,110,406	6,774,448	82,401,242	106,548,277	391,657,201
Net realized gain (loss) on sales of investments	579,288	513,338	9,908,560	21,817,764	110,173,853
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,443,264	21,972,604	54,381,078	106,918,510	1,066,020,410
Net gain (loss) on investments	16,022,552	22,485,942	64,289,638	128,736,274	1,176,194,263
Net increase (decrease) in net assets resulting from operations	$14,165,784	$20,494,323	$57,358,369	$114,361,086	$1,072,663,447

Year ended December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	136,425,547	68,551,916	61,937,278	29,703,960	16,895,831
Investment income (loss) — net	(136,425,547)	(68,551,916)	(61,937,278)	(29,703,960)	(16,895,831)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	889,809,949	566,122,463	937,197,687	519,990,809	380,885,972
Cost of investments sold	669,101,055	369,008,016	511,320,617	312,783,093	193,822,439
Net realized gain (loss) on sales of investments	220,708,894	197,114,447	425,877,070	207,207,716	187,063,533
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,131,132,003	653,906,907	355,352,336	189,341,920	43,627,484
Net gain (loss) on investments	1,351,840,897	851,021,354	781,229,406	396,549,636	230,691,017
Net increase (decrease) in net assets resulting from operations	$1,215,415,350	$782,469,438	$719,292,128	$366,845,676	$213,795,186

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$251,062	$—	$—
Variable account expenses	13,264,420	11,849,428	146,298	109,425	190,524
Investment income (loss) — net	(13,264,420)	(11,849,428)	104,764	(109,425)	(190,524)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	162,815,092	188,831,591	3,272,158	1,656,896	5,561,529
Cost of investments sold	121,581,406	119,579,170	3,134,563	1,104,553	2,554,035
Net realized gain (loss) on sales of investments	41,233,686	69,252,421	137,595	552,343	3,007,494
Distributions from capital gains	—	—	123,583	—	—
Net change in unrealized appreciation or depreciation of investments	96,547,948	57,353,170	470,859	965,220	91,897
Net gain (loss) on investments	137,781,634	126,605,591	732,037	1,517,563	3,099,391
Net increase (decrease) in net assets resulting from operations	$124,517,214	$114,756,163	$836,801	$1,408,138	$2,908,867

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	205

Statement of Operations

Year ended December 31, 2020 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$14,612	$26,289	$120,458	$—	$—
Variable account expenses	74,733	325,305	176,448	108,358	59,309
Investment income (loss) — net	(60,121)	(299,016)	(55,990)	(108,358)	(59,309)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,260,983	5,208,502	3,713,649	2,573,193	1,456,965
Cost of investments sold	1,377,032	5,473,000	4,735,062	2,020,403	1,469,256
Net realized gain (loss) on sales of investments	(116,049)	(264,498)	(1,021,413)	552,790	(12,291)
Distributions from capital gains	21,355	325,406	—	—	—
Net change in unrealized appreciation or depreciation of investments	888,949	6,572,242	(223,591)	3,375,476	172,248
Net gain (loss) on investments	794,255	6,633,150	(1,245,004)	3,928,266	159,957
Net increase (decrease) in net assets resulting from operations	$734,134	$6,334,134	$(1,300,994)	$3,819,908	$100,648

Year ended December 31, 2020 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$3,012,673
Variable account expenses	434,363	3,468,606	30,193,628	17,694,628	1,300,414
Investment income (loss) — net	(434,363)	(3,468,606)	(30,193,628)	(17,694,628)	1,712,259

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,001,662	64,385,579	153,574,646	117,757,029	32,275,420
Cost of investments sold	5,981,869	59,627,564	135,779,022	105,651,785	37,166,747
Net realized gain (loss) on sales of investments	4,019,793	4,758,015	17,795,624	12,105,244	(4,891,327)
Distributions from capital gains	—	—	—	—	5,376,908
Net change in unrealized appreciation or depreciation of investments	(2,313,978)	20,265,765	158,884,694	91,035,212	14,674,385
Net gain (loss) on investments	1,705,815	25,023,780	176,680,318	103,140,456	15,159,966
Net increase (decrease) in net assets resulting from operations	$1,271,452	$21,555,174	$146,486,690	$85,445,828	$16,872,225

Year ended December 31, 2020 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$185,403	$641,974	$196,964	$—
Variable account expenses	1,969,756	192,406	225,743	423,901	895,544
Investment income (loss) — net	(1,969,756)	(7,003)	416,231	(226,937)	(895,544)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,834,864	3,702,836	5,628,623	9,409,944	16,615,524
Cost of investments sold	54,157,404	2,802,398	10,419,766	8,118,831	14,705,209
Net realized gain (loss) on sales of investments	(11,322,540)	900,438	(4,791,143)	1,291,113	1,910,315
Distributions from capital gains	24,401,278	1,776,051	—	3,405,107	5,161,948
Net change in unrealized appreciation or depreciation of investments	37,216,211	596,740	5,036,485	3,728,676	37,770,378
Net gain (loss) on investments	50,294,949	3,273,229	245,342	8,424,896	44,842,641
Net increase (decrease) in net assets resulting from operations	$48,325,193	$3,266,226	$661,573	$8,197,959	$43,947,097

See accompanying notes to financial statements.

206	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2020 (continued)	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$376,151
Variable account expenses	102,339
Investment income (loss) — net	273,812

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,431,330
Cost of investments sold	3,649,434
Net realized gain (loss) on sales of investments	(218,104)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	435,512
Net gain (loss) on investments	217,408
Net increase (decrease) in net assets resulting from operations	$491,220

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	207

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$45,739	$(38,019)	$324,881	$501,928	$(1,063,354)
Net realized gain (loss) on sales of investments	95,079	696,013	162,167	(3,275,707)	3,220,841
Distributions from capital gains	—	639,784	3,793,095	—	7,964,299
Net change in unrealized appreciation or depreciation of investments	155,267	1,150,105	(4,358,410)	2,656,270	19,185,274
Net increase (decrease) in net assets resulting from operations	296,085	2,447,883	(78,267)	(117,509)	29,307,060

Contract transactions
Contract purchase payments	365,115	126,593	554,825	1,048,572	8,969,084
Net transfers(1)	(1,157,867)	1,539,645	(2,986,772)	(2,557,195)	5,821,819
Transfers for policy loans	—	(654)	23,583	83,525	(1,205)
Adjustments to net assets allocated to contracts in payment period	—	—	(34,170)	(43,803)	(18,505)
Contract charges	(3,018)	(5,352)	(51,737)	(100,841)	(32,652)
Contract terminations:
Surrender benefits	(191,273)	(689,075)	(5,530,445)	(7,250,506)	(9,118,204)
Death benefits	(520,506)	(61,102)	(775,211)	(879,268)	(1,896,371)
Increase (decrease) from contract transactions	(1,507,549)	910,055	(8,799,927)	(9,699,516)	3,723,966
Net assets at beginning of year	11,672,587	7,015,712	82,516,148	93,275,762	86,613,469
Net assets at end of year	$10,461,123	$10,373,650	$73,637,954	$83,458,737	$119,644,495

Accumulation unit activity
Units outstanding at beginning of year	9,012,195	3,339,395	29,990,018	60,147,867	23,413,320
Contract purchase payments	297,496	54,256	230,893	898,998	2,097,550
Net transfers(1)	(931,206)	514,964	(1,311,757)	(2,105,664)	1,301,816
Transfers for policy loans	—	(251)	9,525	62,179	(88)
Contract charges	(2,385)	(2,323)	(21,377)	(73,175)	(7,827)
Contract terminations:
Surrender benefits	(152,429)	(290,133)	(2,272,689)	(5,388,316)	(2,143,650)
Death benefits	(441,796)	(25,750)	(313,605)	(676,570)	(479,927)
Units outstanding at end of year	7,781,875	3,590,158	26,311,008	52,865,319	24,181,194

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

208	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$402,167	$(27,779)	$(99,663)	$286,368	$(393,758)
Net realized gain (loss) on sales of investments	(3,633,643)	223,781	658,320	(23,876)	2,297,012
Distributions from capital gains	—	116,497	294,894	—	3,708,546
Net change in unrealized appreciation or depreciation of investments	(5,433,337)	1,545,255	3,867,368	(1,764,089)	11,595,525
Net increase (decrease) in net assets resulting from operations	(8,664,813)	1,857,754	4,720,919	(1,501,597)	17,207,325

Contract transactions
Contract purchase payments	973,028	79,986	167,458	393,669	469,973
Net transfers(1)	(1,831,703)	(80,627)	776,494	(5,979,707)	4,044,404
Transfers for policy loans	(870)	3,413	9,285	13,545	(184)
Adjustments to net assets allocated to contracts in payment period	(4,893)	17,568	(10,471)	(21,404)	(172,308)
Contract charges	(11,238)	(2,463)	(15,867)	(25,636)	(24,997)
Contract terminations:
Surrender benefits	(1,686,678)	(686,921)	(1,631,183)	(4,572,310)	(3,757,770)
Death benefits	(390,613)	(82,827)	(168,769)	(671,546)	(522,588)
Increase (decrease) from contract transactions	(2,952,967)	(751,871)	(873,053)	(10,863,389)	36,530
Net assets at beginning of year	33,931,595	8,220,862	20,636,735	52,755,723	37,737,117
Net assets at end of year	$22,313,815	$9,326,745	$24,484,601	$40,390,737	$54,980,972

Accumulation unit activity
Units outstanding at beginning of year	35,763,236	4,270,821	9,676,554	19,355,047	11,207,764
Contract purchase payments	1,443,442	41,012	78,487	160,565	117,492
Net transfers(1)	(2,451,654)	(54,651)	297,445	(2,596,020)	849,914
Transfers for policy loans	(1,148)	1,961	4,096	5,605	320
Contract charges	(16,622)	(1,289)	(7,374)	(10,810)	(6,463)
Contract terminations:
Surrender benefits	(2,414,603)	(338,457)	(754,777)	(1,851,261)	(973,484)
Death benefits	(597,398)	(48,688)	(76,089)	(270,543)	(138,636)
Units outstanding at end of year	31,725,253	3,870,709	9,218,342	14,792,583	11,056,907

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	209

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$381,114	$1,745,261	$201,988	$146,206	$(173,322)
Net realized gain (loss) on sales of investments	1,124,210	5,727,854	(115,625)	397,617	948,786
Distributions from capital gains	711,706	3,984,862	4,622,595	685,309	1,571,356
Net change in unrealized appreciation or depreciation of investments	(2,915,630)	(15,729,083)	8,219,101	1,769,023	4,356,022
Net increase (decrease) in net assets resulting from operations	(698,600)	(4,271,106)	12,928,059	2,998,155	6,702,842

Contract transactions
Contract purchase payments	235,517	5,340,292	2,951,505	127,862	175,271
Net transfers(1)	(1,841,554)	(15,028,088)	(214,903)	835,028	260,435
Transfers for policy loans	17,168	57,088	620	10,532	797
Adjustments to net assets allocated to contracts in payment period	(26,026)	(25,382)	(77,340)	(4,349)	(5,428)
Contract charges	(7,374)	(85,127)	(32,367)	(16,614)	(15,311)
Contract terminations:
Surrender benefits	(2,269,211)	(13,065,650)	(4,086,652)	(1,886,119)	(2,111,420)
Death benefits	(544,386)	(1,958,694)	(1,349,417)	(176,775)	(374,643)
Increase (decrease) from contract transactions	(4,435,866)	(24,765,561)	(2,808,554)	(1,110,435)	(2,070,299)
Net assets at beginning of year	32,899,040	184,129,654	73,748,242	22,357,948	18,309,472
Net assets at end of year	$27,764,574	$155,092,987	$83,867,747	$24,245,668	$22,942,015

Accumulation unit activity
Units outstanding at beginning of year	8,221,910	63,452,942	51,774,323	10,383,617	6,212,741
Contract purchase payments	69,407	2,012,360	1,958,719	58,482	57,060
Net transfers(1)	(565,165)	(6,228,262)	(696,736)	350,293	(3,343)
Transfers for policy loans	4,957	22,738	258	4,800	496
Contract charges	(2,214)	(33,339)	(22,162)	(7,702)	(4,819)
Contract terminations:
Surrender benefits	(657,712)	(5,317,899)	(2,759,842)	(859,743)	(676,571)
Death benefits	(155,405)	(791,985)	(917,873)	(79,671)	(98,386)
Units outstanding at end of year	6,915,778	53,116,555	49,336,687	9,850,076	5,487,178

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

210	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(5,246,991)	$736,649	$(1,037,186)	$(375,673)	$(3,186,188)
Net realized gain (loss) on sales of investments	17,999,862	(328,675)	4,909,433	1,649,631	25,160,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	66,676,922	(575,959)	16,750,074	2,860,371	16,774,507
Net increase (decrease) in net assets resulting from operations	79,429,793	(167,985)	20,622,321	4,134,329	38,748,408

Contract transactions
Contract purchase payments	20,807,611	218,357	3,911,642	1,477,608	2,320,331
Net transfers(1)	25,735,981	60,310	322,580	(2,280,174)	(11,184,874)
Transfers for policy loans	141,674	420	13,661	12,919	250,256
Adjustments to net assets allocated to contracts in payment period	(329,240)	—	202,060	—	(551,367)
Contract charges	(258,203)	(1,080)	(50,312)	(9,507)	(338,148)
Contract terminations:
Surrender benefits	(32,575,975)	(149,390)	(6,108,173)	(1,841,338)	(23,676,313)
Death benefits	(8,802,070)	(47,349)	(1,469,621)	(376,511)	(4,779,515)
Increase (decrease) from contract transactions	4,719,778	81,268	(3,178,163)	(3,017,003)	(37,959,630)
Net assets at beginning of year	493,462,321	4,459,935	101,337,327	35,044,454	346,230,094
Net assets at end of year	$577,611,892	$4,373,218	$118,781,485	$36,161,780	$347,018,872

Accumulation unit activity
Units outstanding at beginning of year	200,210,383	8,107,113	48,211,350	10,947,435	131,960,471
Contract purchase payments	8,543,520	434,547	1,826,225	462,516	927,564
Net transfers(1)	9,955,125	45,488	146,692	(689,570)	(4,817,393)
Transfers for policy loans	59,402	865	6,249	4,909	96,373
Contract charges	(102,045)	(2,269)	(23,490)	(3,004)	(140,609)
Contract terminations:
Surrender benefits	(12,790,760)	(312,953)	(2,778,594)	(568,932)	(9,350,879)
Death benefits	(3,469,631)	(102,580)	(681,175)	(123,369)	(1,901,128)
Units outstanding at end of year	202,405,994	8,170,211	46,707,257	10,029,985	116,774,399

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	211

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(646,366)	$(3,515,857)	$300,068	$(319,159)	$(485,575)
Net realized gain (loss) on sales of investments	1,963,614	32,772,916	(195,421)	116,109	4,109,792
Distributions from capital gains	—	—	—	5,755,774	14,172,088
Net change in unrealized appreciation or depreciation of investments	(1,940,356)	(34,931,203)	555,802	8,966,079	16,028,175
Net increase (decrease) in net assets resulting from operations	(623,108)	(5,674,144)	660,449	14,518,803	33,824,480

Contract transactions
Contract purchase payments	4,425,668	3,324,137	490,967	3,807,715	1,274,308
Net transfers(1)	(3,164,787)	(18,535,878)	(673,382)	(706,156)	(8,746,970)
Transfers for policy loans	6,539	217,480	1,737	(11,427)	53,601
Adjustments to net assets allocated to contracts in payment period	(4,189)	(324,475)	(580)	127	(63,597)
Contract charges	(17,790)	(317,012)	(4,749)	(16,017)	(112,767)
Contract terminations:
Surrender benefits	(2,891,252)	(34,713,829)	(747,302)	(2,009,216)	(11,301,159)
Death benefits	(1,360,209)	(5,289,013)	(150,750)	(296,835)	(1,264,910)
Increase (decrease) from contract transactions	(3,006,020)	(55,638,590)	(1,084,059)	768,191	(20,161,494)
Net assets at beginning of year	65,705,798	456,363,506	14,563,125	47,056,491	125,995,128
Net assets at end of year	$62,076,670	$395,050,772	$14,139,515	$62,343,485	$139,658,114

Accumulation unit activity
Units outstanding at beginning of year	27,679,462	148,527,632	13,256,060	32,611,492	45,588,657
Contract purchase payments	2,038,030	1,262,397	446,243	2,444,916	494,232
Net transfers(1)	(1,511,739)	(6,715,073)	(743,703)	(700,669)	(3,275,512)
Transfers for policy loans	2,779	75,820	1,616	(6,421)	21,076
Contract charges	(8,353)	(120,187)	(4,455)	(11,044)	(39,533)
Contract terminations:
Surrender benefits	(1,357,918)	(12,624,313)	(694,535)	(1,350,456)	(4,015,738)
Death benefits	(649,051)	(1,908,243)	(139,487)	(223,875)	(447,580)
Units outstanding at end of year	26,193,210	128,498,033	12,121,739	32,763,943	38,325,602

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

212	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$374,261	$2,763,012	$(798,349)	$(959,365)	$2,088,816
Net realized gain (loss) on sales of investments	(348,382)	(2,618,325)	—	1,359	(477,628)
Distributions from capital gains	—	—	38,594	54,857	—
Net change in unrealized appreciation or depreciation of investments	225,532	1,882,229	—	(1,359)	623,239
Net increase (decrease) in net assets resulting from operations	251,411	2,026,916	(759,755)	(904,508)	2,234,427

Contract transactions
Contract purchase payments	683,502	396,742	13,363,000	3,606,102	2,258,446
Net transfers(1)	(435,815)	(508,546)	38,441,624	74,759,519	11,883
Transfers for policy loans	(20)	35,512	(10,669)	178,206	5,581
Adjustments to net assets allocated to contracts in payment period	—	75,500	3,816	102,249	—
Contract charges	(1,338)	(96,749)	(23,803)	(120,700)	(11,312)
Contract terminations:
Surrender benefits	(588,511)	(5,918,878)	(7,005,622)	(36,190,043)	(2,227,368)
Death benefits	(119,087)	(1,451,924)	(1,796,509)	(1,917,334)	(1,058,500)
Increase (decrease) from contract transactions	(461,269)	(7,468,343)	42,971,837	40,417,999	(1,021,270)
Net assets at beginning of year	9,811,400	69,749,274	50,523,049	96,069,134	48,520,387
Net assets at end of year	$9,601,542	$64,307,847	$92,735,131	$135,582,625	$49,733,544

Accumulation unit activity
Units outstanding at beginning of year	9,897,467	43,213,558	54,407,928	86,619,221	28,413,709
Contract purchase payments	693,669	259,724	14,317,593	3,307,147	1,325,683
Net transfers(1)	(502,272)	(292,042)	41,386,062	68,939,306	(89,528)
Transfers for policy loans	(97)	21,505	(11,754)	163,858	3,653
Contract charges	(1,376)	(62,950)	(25,878)	(109,804)	(6,854)
Contract terminations:
Surrender benefits	(608,047)	(3,743,574)	(7,568,719)	(33,451,915)	(1,327,025)
Death benefits	(122,143)	(919,402)	(1,956,060)	(1,752,999)	(640,829)
Units outstanding at end of year	9,357,201	38,476,819	100,549,172	123,714,814	27,678,809

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	213

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$7,735,589	$946,743	$3,769,333	$904,210	$5,825,005
Net realized gain (loss) on sales of investments	(1,049,415)	(703,497)	(3,392,661)	391,275	1,807,498
Distributions from capital gains	—	—	—	673,617	3,710,809
Net change in unrealized appreciation or depreciation of investments	734,120	798,636	3,570,911	3,933,585	23,018,128
Net increase (decrease) in net assets resulting from operations	7,420,294	1,041,882	3,947,583	5,902,687	34,361,440

Contract transactions
Contract purchase payments	888,456	882,658	605,262	6,173,164	3,520,305
Net transfers(1)	(9,841,351)	(2,520,677)	(4,537,767)	10,117,407	37,096,658
Transfers for policy loans	58,486	521	25,877	1,260	81,817
Adjustments to net assets allocated to contracts in payment period	(58,515)	(5,543)	40,671	21,190	(227,332)
Contract charges	(109,010)	(8,336)	(144,940)	(10,394)	(365,620)
Contract terminations:
Surrender benefits	(17,058,482)	(1,424,790)	(10,132,271)	(2,990,083)	(29,782,157)
Death benefits	(3,442,306)	(584,064)	(2,203,924)	(871,086)	(7,587,793)
Increase (decrease) from contract transactions	(29,562,722)	(3,660,231)	(16,347,092)	12,441,458	2,735,878
Net assets at beginning of year	185,991,652	29,842,873	114,398,206	48,593,510	305,425,256
Net assets at end of year	$163,849,224	$27,224,524	$101,998,697	$66,937,655	$342,522,574

Accumulation unit activity
Units outstanding at beginning of year	66,858,488	17,984,586	49,491,645	38,012,218	159,191,678
Contract purchase payments	338,474	534,605	271,382	4,584,199	1,795,317
Net transfers(1)	(3,889,804)	(1,597,731)	(2,192,709)	7,437,191	18,925,664
Transfers for policy loans	19,935	323	11,072	947	37,441
Contract charges	(40,494)	(5,111)	(64,390)	(7,780)	(185,382)
Contract terminations:
Surrender benefits	(6,314,481)	(884,394)	(4,494,062)	(2,228,858)	(14,975,905)
Death benefits	(1,259,073)	(358,719)	(971,427)	(660,397)	(3,838,785)
Units outstanding at end of year	55,713,045	15,673,559	42,051,511	47,137,520	160,950,028

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

214	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Operations
Investment income (loss) — net	$(737,320)	$(1,148,547)	$(4,210,806)	$788,116	$334,932
Net realized gain (loss) on sales of investments	5,333,258	14,151,306	23,378,764	243,518	528,124
Distributions from capital gains	—	—	—	—	342,519
Net change in unrealized appreciation or depreciation of investments	15,302,201	26,435,845	50,381,983	1,293,397	1,504,079
Net increase (decrease) in net assets resulting from operations	19,898,139	39,438,604	69,549,941	2,325,031	2,709,654

Contract transactions
Contract purchase payments	8,591,092	935,171	27,783,957	5,445,134	1,138,002
Net transfers(1)	2,973,329	(3,915,382)	(918,418)	18,205,446	9,846,754
Transfers for policy loans	(21,383)	66,967	(29,637)	3,494	2,318
Adjustments to net assets allocated to contracts in payment period	—	(86,821)	(18,529)	24,077	(16,650)
Contract charges	(21,923)	(107,364)	(191,483)	(19,754)	(7,529)
Contract terminations:
Surrender benefits	(7,318,655)	(11,533,663)	(29,612,030)	(5,563,420)	(1,609,842)
Death benefits	(603,762)	(1,385,699)	(6,829,590)	(932,207)	(329,510)
Increase (decrease) from contract transactions	3,598,698	(16,026,791)	(9,815,730)	17,162,770	9,023,543
Net assets at beginning of year	56,837,718	128,985,261	420,165,685	43,436,599	15,275,294
Net assets at end of year	$80,334,555	$152,397,074	$479,899,896	$62,924,400	$27,008,491

Accumulation unit activity
Units outstanding at beginning of year	16,736,016	62,415,831	156,148,609	39,043,615	12,488,011
Contract purchase payments	2,110,651	389,936	10,573,923	4,751,678	824,023
Net transfers(1)	863,413	(2,169,242)	(325,835)	16,092,406	7,238,062
Transfers for policy loans	(5,096)	28,361	(11,708)	3,300	1,787
Contract charges	(5,821)	(46,688)	(70,427)	(17,545)	(5,546)
Contract terminations:
Surrender benefits	(1,769,515)	(4,974,403)	(10,907,624)	(4,938,869)	(1,189,267)
Death benefits	(157,430)	(628,181)	(2,449,433)	(826,036)	(242,736)
Units outstanding at end of year	17,772,218	55,015,614	152,957,505	54,108,549	19,114,334

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	215

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$(259,065)	$(773,444)	$77,258	$329,663	$(271,006)
Net realized gain (loss) on sales of investments	1,096,621	7,820,165	(351,404)	62,937	597,483
Distributions from capital gains	—	—	274,632	729,235	—
Net change in unrealized appreciation or depreciation of investments	6,652,449	16,418,609	1,937,574	2,689,849	1,038,735
Net increase (decrease) in net assets resulting from operations	7,490,005	23,465,330	1,938,060	3,811,684	1,365,212

Contract transactions
Contract purchase payments	2,689,344	627,025	2,180,036	690,656	1,830,129
Net transfers(1)	1,810,921	(1,407,727)	(86,085)	(3,820,401)	(1,401,110)
Transfers for policy loans	1,199	32,842	3,028	51,756	290
Adjustments to net assets allocated to contracts in payment period	(2,357)	(86,172)	20,934	(77,576)	—
Contract charges	(7,184)	(51,889)	(5,537)	(42,503)	(5,617)
Contract terminations:
Surrender benefits	(1,048,401)	(6,343,960)	(1,727,851)	(5,690,046)	(785,896)
Death benefits	(396,328)	(1,086,097)	(251,669)	(699,140)	(492,975)
Increase (decrease) from contract transactions	3,047,194	(8,315,978)	132,856	(9,587,254)	(855,179)
Net assets at beginning of year	21,265,659	77,185,501	23,958,070	69,942,044	28,732,873
Net assets at end of year	$31,802,858	$92,334,853	$26,028,986	$64,166,474	$29,242,906

Accumulation unit activity
Units outstanding at beginning of year	8,303,274	27,275,333	14,848,383	42,437,891	9,809,347
Contract purchase payments	947,677	209,800	1,404,029	464,814	660,787
Net transfers(1)	561,111	(593,817)	(11,171)	(2,597,992)	(536,268)
Transfers for policy loans	452	11,253	2,085	32,856	201
Contract charges	(2,643)	(17,371)	(3,788)	(28,940)	(2,136)
Contract terminations:
Surrender benefits	(376,167)	(2,127,713)	(1,115,566)	(3,791,509)	(295,879)
Death benefits	(145,943)	(347,477)	(175,490)	(459,116)	(185,981)
Units outstanding at end of year	9,287,761	24,410,008	14,948,482	36,058,004	9,450,071

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(271,941)	$(286,484)	$(358,842)	$(135,090)	$(229,339)
Net realized gain (loss) on sales of investments	2,635,701	1,061,328	4,311,880	186,668	1,906,314
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,415,599)	824,346	(2,536,318)	1,389,172	(481,560)
Net increase (decrease) in net assets resulting from operations	948,161	1,599,190	1,416,720	1,440,750	1,195,415

Contract transactions
Contract purchase payments	294,216	2,142,771	362,529	1,127,568	285,436
Net transfers(1)	(2,606,483)	(980,497)	(3,894,311)	446,577	(2,438,676)
Transfers for policy loans	(13,011)	441	15,048	266	24,751
Adjustments to net assets allocated to contracts in payment period	(1,004)	—	(23,809)	(302)	(8,280)
Contract charges	(17,999)	(5,794)	(30,835)	(3,140)	(20,860)
Contract terminations:
Surrender benefits	(2,507,807)	(2,653,354)	(4,335,893)	(457,259)	(2,216,070)
Death benefits	(940,714)	(481,652)	(588,828)	(148,761)	(427,026)
Increase (decrease) from contract transactions	(5,792,802)	(1,978,085)	(8,496,099)	964,949	(4,800,725)
Net assets at beginning of year	36,837,639	30,377,530	50,176,910	12,996,358	33,703,967
Net assets at end of year	$31,992,998	$29,998,635	$43,097,531	$15,402,057	$30,098,657

Accumulation unit activity
Units outstanding at beginning of year	13,027,993	11,553,193	18,698,047	5,335,709	10,586,517
Contract purchase payments	118,504	856,048	158,570	517,424	112,763
Net transfers(1)	(1,179,116)	(388,240)	(1,713,146)	281,606	(1,033,791)
Transfers for policy loans	(4,420)	154	6,346	116	9,759
Contract charges	(7,252)	(2,589)	(13,420)	(1,518)	(7,519)
Contract terminations:
Surrender benefits	(988,449)	(1,053,274)	(1,821,428)	(200,063)	(814,867)
Death benefits	(368,892)	(218,020)	(254,657)	(68,351)	(169,272)
Units outstanding at end of year	10,598,368	10,747,272	15,060,312	5,864,923	8,683,590

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	217

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,474,034	$191,580	$980,310	$498,038	$116,441
Net realized gain (loss) on sales of investments	(1,294,124)	103,226	366,585	(3,048,951)	112,832
Distributions from capital gains	—	54,671	222,792	—	—
Net change in unrealized appreciation or depreciation of investments	3,188,747	176,135	853,755	2,036,750	993,984
Net increase (decrease) in net assets resulting from operations	3,368,657	525,612	2,423,442	(514,163)	1,223,257

Contract transactions
Contract purchase payments	5,588,339	885,517	509,620	249,376	2,717,981
Net transfers(1)	531,832	2,555,952	4,615,867	(865,472)	379,216
Transfers for policy loans	2,380	(283)	21,210	6,610	242
Adjustments to net assets allocated to contracts in payment period	—	34,455	(27,619)	(1,485)	—
Contract charges	(16,285)	(1,723)	(42,357)	(7,261)	(2,962)
Contract terminations:
Surrender benefits	(2,965,128)	(852,863)	(5,730,701)	(954,302)	(756,377)
Death benefits	(1,419,101)	(177,822)	(1,653,746)	(107,027)	(451,581)
Increase (decrease) from contract transactions	1,722,037	2,443,233	(2,307,726)	(1,679,561)	1,886,519
Net assets at beginning of year	66,276,731	13,377,314	61,669,850	12,321,386	17,326,413
Net assets at end of year	$71,367,425	$16,346,159	$61,785,566	$10,127,662	$20,436,189

Accumulation unit activity
Units outstanding at beginning of year	53,221,989	12,058,272	42,323,118	25,441,320	14,158,202
Contract purchase payments	4,447,695	770,190	362,386	603,202	2,081,035
Net transfers(1)	209,161	2,260,333	3,294,240	(2,126,175)	288,676
Transfers for policy loans	2,073	(256)	14,165	15,707	192
Contract charges	(13,377)	(1,522)	(28,242)	(17,248)	(2,344)
Contract terminations:
Surrender benefits	(2,380,040)	(753,569)	(3,811,183)	(2,251,623)	(592,125)
Death benefits	(1,165,931)	(159,455)	(1,139,881)	(242,605)	(358,682)
Units outstanding at end of year	54,321,570	14,173,993	41,014,603	21,422,578	15,574,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

218	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$(114,882)	$(242,005)	$702,556	$(165,566)	$(1,182,349)
Net realized gain (loss) on sales of investments	20,845	(2,877,718)	(910,919)	(306,036)	11,580,164
Distributions from capital gains	315,616	1,228,669	2,434,579	—	—
Net change in unrealized appreciation or depreciation of investments	1,047,350	7,141,870	(4,043,214)	1,231,217	24,779,449
Net increase (decrease) in net assets resulting from operations	1,268,929	5,250,816	(1,816,998)	759,615	35,177,264

Contract transactions
Contract purchase payments	2,525,685	302,332	937,327	1,453,452	1,093,064
Net transfers(1)	(1,362,740)	(460,933)	(1,333,157)	8,062	(6,701,859)
Transfers for policy loans	10,383	9,588	2,009	53	31,758
Adjustments to net assets allocated to contracts in payment period	(890)	(26,080)	—	(64,274)	(124,913)
Contract charges	(3,460)	(172,478)	(7,181)	(6,880)	(111,764)
Contract terminations:
Surrender benefits	(777,269)	(6,379,938)	(1,097,401)	(775,937)	(11,738,462)
Death benefits	(224,246)	(2,364,309)	(457,434)	(201,256)	(1,569,526)
Increase (decrease) from contract transactions	167,463	(9,091,818)	(1,955,837)	413,220	(19,121,702)
Net assets at beginning of year	17,490,557	71,210,036	26,590,834	20,412,856	127,745,579
Net assets at end of year	$18,926,949	$67,369,034	$22,817,999	$21,585,691	$143,801,141

Accumulation unit activity
Units outstanding at beginning of year	13,689,183	45,327,703	13,726,616	17,058,770	72,360,435
Contract purchase payments	1,843,874	186,085	545,634	1,350,070	574,460
Net transfers(1)	(1,030,925)	(408,496)	(809,133)	74,295	(3,720,186)
Transfers for policy loans	7,731	5,188	1,176	49	16,404
Contract charges	(2,611)	(105,170)	(4,160)	(6,592)	(57,883)
Contract terminations:
Surrender benefits	(579,158)	(3,901,373)	(645,930)	(718,211)	(6,050,111)
Death benefits	(169,718)	(1,465,579)	(277,673)	(188,878)	(786,699)
Units outstanding at end of year	13,758,376	39,638,358	12,536,530	17,569,503	62,336,420

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	219

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Operations
Investment income (loss) — net	$(411,987)	$(171,798)	$(565,503)	$(262,567)	$(236,615)
Net realized gain (loss) on sales of investments	2,112,464	860,483	1,375,672	2,391,985	449,718
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,414,862	4,127,888	564,989	11,089,613	283,727
Net increase (decrease) in net assets resulting from operations	10,115,339	4,816,573	1,375,158	13,219,031	496,830

Contract transactions
Contract purchase payments	2,438,101	1,259,269	3,411,535	3,892,670	2,538,275
Net transfers(1)	733,084	342,336	1,090,569	3,028,492	372,731
Transfers for policy loans	84	1,617	871	(7)	3,191
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,855)
Contract charges	(11,168)	(5,771)	(13,435)	(8,487)	(4,650)
Contract terminations:
Surrender benefits	(1,856,445)	(678,773)	(2,053,485)	(1,052,908)	(885,956)
Death benefits	(377,601)	(156,464)	(840,666)	(402,162)	(572,173)
Increase (decrease) from contract transactions	926,055	762,214	1,595,389	5,457,598	1,448,563
Net assets at beginning of year	33,853,655	13,631,858	56,639,473	16,824,344	24,140,082
Net assets at end of year	$44,895,049	$19,210,645	$59,610,020	$35,500,973	$26,085,475

Accumulation unit activity
Units outstanding at beginning of year	9,576,286	4,165,394	20,499,843	5,228,001	10,055,565
Contract purchase payments	620,819	331,677	1,323,951	824,217	1,160,196
Net transfers(1)	110,691	45,734	394,922	646,444	173,857
Transfers for policy loans	71	480	382	—	1,345
Contract charges	(2,913)	(1,559)	(5,376)	(2,020)	(2,222)
Contract terminations:
Surrender benefits	(459,828)	(174,368)	(797,231)	(247,969)	(416,188)
Death benefits	(95,926)	(42,979)	(343,556)	(96,331)	(269,139)
Units outstanding at end of year	9,749,200	4,324,379	21,072,935	6,352,342	10,703,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$170,349	$(423,952)	$(300,328)	$821,560	$(250,446)
Net realized gain (loss) on sales of investments	105,845	1,991,379	2,305,245	161,543	1,382,386
Distributions from capital gains	268,390	—	—	150,734	—
Net change in unrealized appreciation or depreciation of investments	495,283	520,564	(639,450)	(397,428)	4,242,036
Net increase (decrease) in net assets resulting from operations	1,039,867	2,087,991	1,365,467	736,409	5,373,976

Contract transactions
Contract purchase payments	3,781,785	3,985,414	465,042	5,902,705	876,504
Net transfers(1)	5,878,499	(4,104,383)	(2,994,392)	26,747,800	(1,094,707)
Transfers for policy loans	3,499	1,633	526	(884)	(709)
Adjustments to net assets allocated to contracts in payment period	—	—	(49,969)	—	—
Contract charges	(2,224)	(10,288)	(21,670)	(13,805)	(6,533)
Contract terminations:
Surrender benefits	(792,233)	(3,737,289)	(3,742,417)	(4,153,006)	(1,027,404)
Death benefits	(97,060)	(407,885)	(394,540)	(419,423)	(274,120)
Increase (decrease) from contract transactions	8,772,266	(4,272,798)	(6,737,420)	28,063,387	(1,526,969)
Net assets at beginning of year	11,267,546	45,795,074	40,363,529	26,242,896	23,436,325
Net assets at end of year	$21,079,679	$43,610,267	$34,991,576	$55,042,692	$27,283,332

Accumulation unit activity
Units outstanding at beginning of year	9,902,770	15,555,208	12,437,426	26,141,606	7,956,141
Contract purchase payments	3,117,335	1,407,226	165,146	5,845,785	284,357
Net transfers(1)	4,945,922	(1,619,552)	(1,122,052)	26,088,881	(447,737)
Transfers for policy loans	2,951	653	578	(1,537)	(172)
Contract charges	(1,853)	(3,953)	(7,523)	(13,400)	(2,178)
Contract terminations:
Surrender benefits	(672,505)	(1,306,437)	(1,285,906)	(4,070,091)	(343,642)
Death benefits	(82,105)	(155,905)	(136,031)	(407,054)	(86,244)
Units outstanding at end of year	17,212,515	13,877,240	10,051,638	53,584,190	7,360,525

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	221

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$183,370	$2,121,552	$(4,331,504)	$404,049	$847,493
Net realized gain (loss) on sales of investments	(237,569)	(2,323,420)	17,592,715	729,607	2,343,503
Distributions from capital gains	—	—	2,537,115	1,826,663	4,408,003
Net change in unrealized appreciation or depreciation of investments	404,821	(476,039)	107,249,598	(988,047)	(3,277,623)
Net increase (decrease) in net assets resulting from operations	350,622	(677,907)	123,047,924	1,972,272	4,321,376

Contract transactions
Contract purchase payments	257,327	681,273	18,195,561	234,163	535,110
Net transfers(1)	(1,007,235)	(19,690,029)	(16,567,637)	(1,662,437)	(3,747,459)
Transfers for policy loans	6,338	9,854	38,931	12,006	62,127
Adjustments to net assets allocated to contracts in payment period	(1,599)	(25,290)	(329,413)	(34,906)	62,070
Contract charges	(5,311)	(77,303)	(236,897)	(11,458)	(66,331)
Contract terminations:
Surrender benefits	(1,000,935)	(9,541,880)	(39,637,042)	(2,458,006)	(6,937,394)
Death benefits	(247,648)	(1,782,355)	(6,858,111)	(306,689)	(975,291)
Increase (decrease) from contract transactions	(1,999,063)	(30,425,730)	(45,394,608)	(4,227,327)	(11,067,168)
Net assets at beginning of year	13,752,774	109,951,354	456,586,140	39,573,887	93,498,116
Net assets at end of year	$12,104,333	$78,847,717	$534,239,456	$37,318,832	$86,752,324

Accumulation unit activity
Units outstanding at beginning of year	13,010,927	75,164,886	172,295,502	14,529,683	31,791,830
Contract purchase payments	262,083	488,583	6,183,021	94,260	199,308
Net transfers(1)	(1,037,879)	(14,322,288)	(6,096,798)	(706,194)	(1,483,020)
Transfers for policy loans	6,144	6,894	12,671	4,644	22,496
Contract charges	(5,309)	(54,654)	(81,234)	(4,659)	(24,905)
Contract terminations:
Surrender benefits	(997,789)	(6,712,012)	(13,424,330)	(966,143)	(2,562,721)
Death benefits	(254,326)	(1,265,784)	(2,385,954)	(122,791)	(361,771)
Units outstanding at end of year	10,983,851	53,305,625	156,502,878	12,828,800	27,581,217

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(168,603)	$(1,666,826)	$(50,430)	$(306,522)	$3,129,402
Net realized gain (loss) on sales of investments	637,417	96,243	256,713	1,566,145	(452,510)
Distributions from capital gains	—	—	48,189	205,686	1,478,235
Net change in unrealized appreciation or depreciation of investments	9,130,749	51,103,278	1,087,091	4,529,878	4,263,086
Net increase (decrease) in net assets resulting from operations	9,599,563	49,532,695	1,341,563	5,995,187	8,418,213

Contract transactions
Contract purchase payments	413,567	8,348,024	85,998	450,815	6,353,961
Net transfers(1)	(3,599,982)	(24,705,049)	(620,498)	(439,447)	(1,692,387)
Transfers for policy loans	23,130	133,241	5,107	22,559	18,230
Adjustments to net assets allocated to contracts in payment period	(113,615)	(154,066)	(16,630)	(13,470)	(36,187)
Contract charges	(19,689)	(258,103)	(3,245)	(32,954)	(56,763)
Contract terminations:
Surrender benefits	(4,658,276)	(27,381,728)	(837,887)	(4,438,602)	(10,948,980)
Death benefits	(564,439)	(4,129,008)	(55,304)	(606,472)	(2,155,754)
Increase (decrease) from contract transactions	(8,519,304)	(48,146,689)	(1,442,459)	(5,057,571)	(8,517,880)
Net assets at beginning of year	70,308,547	363,510,079	11,189,339	49,486,521	159,517,299
Net assets at end of year	$71,388,806	$364,896,085	$11,088,443	$50,424,137	$159,417,632

Accumulation unit activity
Units outstanding at beginning of year	9,418,849	97,978,253	5,912,344	24,147,251	135,766,832
Contract purchase payments	61,074	2,541,204	47,125	238,664	5,419,582
Net transfers(1)	(555,155)	(7,349,768)	(363,881)	(141,410)	(2,101,439)
Transfers for policy loans	3,166	34,774	2,457	10,933	15,313
Contract charges	(2,963)	(73,205)	(1,809)	(16,625)	(48,398)
Contract terminations:
Surrender benefits	(674,195)	(7,884,833)	(447,706)	(2,280,375)	(9,283,834)
Death benefits	(81,676)	(1,218,602)	(30,465)	(330,717)	(1,848,251)
Units outstanding at end of year	8,169,100	84,027,823	5,118,065	21,627,721	127,919,805

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	223

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$1,574,131	$2,625,879	$1,229,793	$574,728	$(234,132)
Net realized gain (loss) on sales of investments	(3,224,370)	(1,680,699)	(2,981,986)	(5,823,781)	(406,124)
Distributions from capital gains	6,882,810	45,303	2,617,879	6,522,855	1,655,551
Net change in unrealized appreciation or depreciation of investments	(11,031,725)	(2,254,962)	(8,026,926)	1,134,216	5,214,583
Net increase (decrease) in net assets resulting from operations	(5,799,154)	(1,264,479)	(7,161,240)	2,408,018	6,229,878

Contract transactions
Contract purchase payments	736,075	3,255,173	1,604,068	3,269,849	702,814
Net transfers(1)	(3,574,626)	(7,816,670)	(8,286,028)	(6,814,575)	(6,234,572)
Transfers for policy loans	40,475	8,589	41,665	38,250	61,445
Adjustments to net assets allocated to contracts in payment period	(4,566)	(11,097)	(15,034)	(16,262)	(85,985)
Contract charges	(54,049)	(24,402)	(41,803)	(57,318)	(107,310)
Contract terminations:
Surrender benefits	(6,322,632)	(3,307,757)	(4,840,979)	(8,573,189)	(8,889,087)
Death benefits	(725,341)	(1,145,442)	(1,355,278)	(1,398,266)	(1,441,516)
Increase (decrease) from contract transactions	(9,904,664)	(9,041,606)	(12,893,389)	(13,551,511)	(15,994,211)
Net assets at beginning of year	80,180,854	62,606,894	89,847,898	126,595,793	126,366,102
Net assets at end of year	$64,477,036	$52,300,809	$69,793,269	$115,452,300	$116,601,769

Accumulation unit activity
Units outstanding at beginning of year	31,458,807	46,150,160	39,527,501	32,666,716	22,573,429
Contract purchase payments	369,092	2,560,860	851,478	1,044,977	146,309
Net transfers(1)	(1,735,075)	(6,428,948)	(4,464,968)	(2,141,017)	(1,294,569)
Transfers for policy loans	16,438	6,780	20,453	11,689	12,134
Contract charges	(23,453)	(19,765)	(21,993)	(16,583)	(22,173)
Contract terminations:
Surrender benefits	(2,811,405)	(2,631,172)	(2,553,742)	(2,524,401)	(1,754,587)
Death benefits	(290,506)	(910,348)	(788,382)	(463,189)	(284,126)
Units outstanding at end of year	26,983,898	38,727,567	32,570,347	28,578,192	19,376,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(2)	Inv Opp VI Dis Mid Cap Gro, Ser II(2)
Operations
Investment income (loss) — net	$51,983	$(28,787)	$(32,059)	$(114,791)	$(85,080)
Net realized gain (loss) on sales of investments	(38,034)	(127,775)	3,390,588	265,383	246,529
Distributions from capital gains	—	65,029	4,307,873	1,594,931	1,080,384
Net change in unrealized appreciation or depreciation of investments	371,321	341,914	7,922,861	6,645,566	4,054,720
Net increase (decrease) in net assets resulting from operations	385,270	250,381	15,589,263	8,391,089	5,296,553

Contract transactions
Contract purchase payments	280,558	38,075	507,103	63,690	75,990
Net transfers(1)	565,391	(385,889)	(5,131,076)	16,876,800	11,561,892
Transfers for policy loans	—	(3,823)	49,895	10,359	4,351
Adjustments to net assets allocated to contracts in payment period	(298)	(2,074)	(85,194)	78,519	—
Contract charges	(2,813)	(1,644)	(149,437)	(7,820)	(6,771)
Contract terminations:
Surrender benefits	(303,976)	(356,851)	(10,080,019)	(1,080,256)	(936,178)
Death benefits	(109,459)	(44,782)	(1,716,975)	(177,437)	(33,318)
Increase (decrease) from contract transactions	429,403	(756,988)	(16,605,703)	15,763,855	10,665,966
Net assets at beginning of year	6,289,725	5,957,351	110,217,190	—	—
Net assets at end of year	$7,104,398	$5,450,744	$109,200,750	$24,154,944	$15,962,519

Accumulation unit activity
Units outstanding at beginning of year	6,769,185	1,456,268	40,322,386	—	—
Contract purchase payments	310,148	10,813	186,287	51,516	61,007
Net transfers(1)	617,759	(114,913)	(1,989,054)	16,873,881	11,320,871
Transfers for policy loans	—	(817)	20,967	8,058	3,447
Contract charges	(3,033)	(474)	(54,479)	(6,219)	(5,441)
Contract terminations:
Surrender benefits	(329,061)	(98,379)	(3,634,907)	(837,589)	(731,165)
Death benefits	(115,477)	(14,387)	(609,526)	(143,481)	(26,289)
Units outstanding at end of year	7,249,521	1,238,111	34,241,674	15,946,166	10,622,430

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	225

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(711,955)	$8,340,517	$3,784	$(517,002)	$(107,559)
Net realized gain (loss) on sales of investments	2,747,775	(3,091,864)	(46,453)	22,950	748,651
Distributions from capital gains	4,840,538	—	274,308	1,213,406	1,054,289
Net change in unrealized appreciation or depreciation of investments	25,223,888	(3,266,082)	74,760	14,319,863	3,363,421
Net increase (decrease) in net assets resulting from operations	32,100,246	1,982,571	306,399	15,039,217	5,058,802

Contract transactions
Contract purchase payments	6,447,390	2,127,538	52,716	5,573,344	77,812
Net transfers(1)	(5,908,483)	(11,157,409)	(120,979)	(4,471,052)	(583,932)
Transfers for policy loans	28,540	69,888	887	7,971	(2,593)
Adjustments to net assets allocated to contracts in payment period	(170,861)	(7,680)	—	(46,671)	(2,484)
Contract charges	(73,659)	(222,565)	(1,620)	(42,446)	(5,549)
Contract terminations:
Surrender benefits	(11,641,407)	(16,553,602)	(442,794)	(10,247,548)	(1,092,957)
Death benefits	(1,831,629)	(3,882,431)	(31,408)	(1,200,336)	(61,298)
Increase (decrease) from contract transactions	(13,150,109)	(29,626,261)	(543,198)	(10,426,738)	(1,671,001)
Net assets at beginning of year	139,266,240	220,135,049	3,212,542	94,237,398	13,488,820
Net assets at end of year	$158,216,377	$192,491,359	$2,975,743	$98,849,877	$16,876,621

Accumulation unit activity
Units outstanding at beginning of year	49,087,886	128,020,082	2,502,446	31,718,002	5,369,877
Contract purchase payments	2,091,900	1,333,932	43,031	1,766,783	28,817
Net transfers(1)	(2,312,063)	(7,133,095)	(104,083)	(1,599,979)	(227,565)
Transfers for policy loans	9,452	41,814	708	2,881	154
Contract charges	(25,572)	(136,659)	(1,271)	(15,274)	(2,038)
Contract terminations:
Surrender benefits	(4,045,192)	(10,075,606)	(356,809)	(3,645,653)	(388,904)
Death benefits	(662,092)	(2,429,064)	(23,955)	(445,456)	(22,158)
Units outstanding at end of year	44,144,319	109,621,404	2,060,067	27,781,304	4,758,183

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(422,803)	$2,206,144	$1,126,060	$58,953	$406,995
Net realized gain (loss) on sales of investments	4,223,389	(914,020)	(47,784)	1,338,940	428,136
Distributions from capital gains	3,710,351	1,717,667	2,375,745	15,428,853	479,750
Net change in unrealized appreciation or depreciation of investments	9,470,260	(480,632)	(7,270,810)	(8,974,804)	(1,994,527)
Net increase (decrease) in net assets resulting from operations	16,981,197	2,529,159	(3,816,789)	7,851,942	(679,646)

Contract transactions
Contract purchase payments	242,883	1,112,387	630,512	475,430	162,411
Net transfers(1)	(4,620,312)	(4,057,484)	(5,749,475)	(1,590,184)	(2,320,661)
Transfers for policy loans	22,301	2,072	34,194	62,433	3,826
Adjustments to net assets allocated to contracts in payment period	750	(23,541)	(19,212)	(96,134)	106,019
Contract charges	(122,851)	(13,781)	(194,568)	(38,085)	(12,147)
Contract terminations:
Surrender benefits	(4,958,421)	(2,947,419)	(8,888,461)	(4,538,271)	(1,741,024)
Death benefits	(543,146)	(943,327)	(1,148,864)	(922,089)	(387,609)
Increase (decrease) from contract transactions	(9,978,796)	(6,871,093)	(15,335,874)	(6,646,900)	(4,189,185)
Net assets at beginning of year	48,830,237	39,137,469	113,810,469	71,850,916	24,624,053
Net assets at end of year	$55,832,638	$34,795,535	$94,657,806	$73,055,958	$19,755,222

Accumulation unit activity
Units outstanding at beginning of year	19,915,521	31,724,064	42,756,999	18,198,114	11,136,078
Contract purchase payments	89,500	930,501	289,076	125,046	83,631
Net transfers(1)	(1,805,112)	(3,488,636)	(2,397,619)	(435,207)	(1,206,956)
Transfers for policy loans	8,037	1,932	15,535	16,688	2,106
Contract charges	(44,728)	(11,670)	(87,852)	(10,127)	(6,225)
Contract terminations:
Surrender benefits	(1,784,702)	(2,481,059)	(3,893,271)	(1,189,866)	(871,917)
Death benefits	(198,261)	(795,322)	(513,059)	(244,053)	(196,210)
Units outstanding at end of year	16,180,255	25,879,810	36,169,809	16,460,595	8,940,507

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	227

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II
Operations
Investment income (loss) — net	$192,471	$(337,080)	$578,252	$(240,955)	$140,419
Net realized gain (loss) on sales of investments	165,348	640,554	1,593,555	1,943,665	(399,758)
Distributions from capital gains	278,916	1,070,619	1,104,933	2,622,781	245,187
Net change in unrealized appreciation or depreciation of investments	(1,146,790)	4,009,780	2,142,217	6,453,650	1,703,943
Net increase (decrease) in net assets resulting from operations	(510,055)	5,383,873	5,418,957	10,779,141	1,689,791

Contract transactions
Contract purchase payments	119,853	554,570	464,983	260,401	386,053
Net transfers(1)	(1,341,476)	2,050,765	(3,465,812)	1,703,945	(857,754)
Transfers for policy loans	(3,031)	12,514	25,221	9,007	6,009
Adjustments to net assets allocated to contracts in payment period	(3,708)	12,033	(15,447)	25,151	(21,901)
Contract charges	(7,787)	(24,874)	(43,609)	(32,478)	(6,520)
Contract terminations:
Surrender benefits	(1,286,835)	(4,261,148)	(4,827,333)	(3,072,648)	(932,066)
Death benefits	(103,806)	(575,733)	(597,410)	(196,765)	(344,663)
Increase (decrease) from contract transactions	(2,626,790)	(2,231,873)	(8,459,407)	(1,303,387)	(1,770,842)
Net assets at beginning of year	14,193,864	43,400,979	56,237,365	25,038,779	16,046,080
Net assets at end of year	$11,057,019	$46,552,979	$53,196,915	$34,514,533	$15,965,029

Accumulation unit activity
Units outstanding at beginning of year	6,609,638	14,950,876	27,790,376	10,549,557	12,186,523
Contract purchase payments	63,720	195,195	247,854	97,572	284,401
Net transfers(1)	(727,258)	704,364	(1,809,224)	578,585	(734,284)
Transfers for policy loans	(1,564)	4,470	13,142	3,401	4,525
Contract charges	(4,163)	(8,708)	(23,320)	(11,814)	(5,101)
Contract terminations:
Surrender benefits	(675,741)	(1,469,556)	(2,573,749)	(1,109,056)	(721,385)
Death benefits	(55,790)	(204,068)	(319,553)	(77,808)	(258,442)
Units outstanding at end of year	5,208,842	14,172,573	23,325,526	10,030,437	10,756,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$434,729	$(125,324)	$827,906	$(269,299)	$66,172
Net realized gain (loss) on sales of investments	568,828	876,632	361,995	2,044,080	(506,496)
Distributions from capital gains	1,202,891	1,176,144	—	2,835,965	—
Net change in unrealized appreciation or depreciation of investments	8,538,401	630,385	3,498,846	8,679,302	2,929,373
Net increase (decrease) in net assets resulting from operations	10,744,849	2,557,837	4,688,747	13,290,048	2,489,049

Contract transactions
Contract purchase payments	6,828,431	102,580	3,698,694	190,771	137,519
Net transfers(1)	22,042,851	(1,191,444)	15,138,480	925,205	(1,159,591)
Transfers for policy loans	11,752	13,093	183	5,780	25,950
Adjustments to net assets allocated to contracts in payment period	(6,954)	(5,068)	(5,389)	(18,306)	(11,012)
Contract charges	(28,586)	(5,713)	(17,619)	(12,677)	(9,882)
Contract terminations:
Surrender benefits	(6,881,512)	(1,184,475)	(4,724,609)	(2,683,593)	(1,340,386)
Death benefits	(550,466)	(135,839)	(660,229)	(228,769)	(162,346)
Increase (decrease) from contract transactions	21,415,516	(2,406,866)	13,429,511	(1,821,589)	(2,519,748)
Net assets at beginning of year	68,252,958	17,332,783	49,020,351	28,362,262	20,972,535
Net assets at end of year	$100,413,323	$17,483,754	$67,138,609	$39,830,721	$20,941,836

Accumulation unit activity
Units outstanding at beginning of year	56,948,710	7,644,619	44,424,882	13,302,067	13,664,030
Contract purchase payments	5,635,622	47,179	3,165,841	76,443	98,761
Net transfers(1)	17,632,491	(577,838)	12,780,199	276,093	(876,686)
Transfers for policy loans	9,459	6,905	53	2,428	18,282
Contract charges	(23,544)	(2,595)	(15,074)	(4,851)	(6,960)
Contract terminations:
Surrender benefits	(5,495,981)	(534,298)	(4,038,269)	(1,080,387)	(927,151)
Death benefits	(454,254)	(62,950)	(578,691)	(97,361)	(118,688)
Units outstanding at end of year	74,252,503	6,521,022	55,738,941	12,474,432	11,851,588

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	229

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(412,387)	$(83,174)	$(437,292)	$(329,031)	$1,883,515
Net realized gain (loss) on sales of investments	3,011,174	41,703	2,206,175	760,819	3,846,964
Distributions from capital gains	4,464,610	193,469	6,285,016	4,125,583	3,933,845
Net change in unrealized appreciation or depreciation of investments	7,966,841	(475,384)	5,133,007	10,885,876	(4,138,857)
Net increase (decrease) in net assets resulting from operations	15,030,238	(323,386)	13,186,906	15,443,247	5,525,467

Contract transactions
Contract purchase payments	2,038,733	345,369	425,622	228,658	2,788,854
Net transfers(1)	(1,801,069)	(2,413,832)	3,044,367	(38,424)	(7,970,868)
Transfers for policy loans	6,233	2,516	8,576	(1,153)	22,421
Adjustments to net assets allocated to contracts in payment period	(21,076)	—	(17,298)	(27,391)	(41,867)
Contract charges	(57,940)	(8,582)	(36,960)	(25,260)	(90,786)
Contract terminations:
Surrender benefits	(4,555,502)	(976,184)	(5,628,875)	(2,995,890)	(12,070,020)
Death benefits	(914,384)	(625,333)	(346,721)	(298,217)	(2,634,243)
Increase (decrease) from contract transactions	(5,305,005)	(3,676,046)	(2,551,289)	(3,157,677)	(19,996,509)
Net assets at beginning of year	51,488,636	21,229,843	66,117,462	37,250,283	169,548,186
Net assets at end of year	$61,213,869	$17,230,411	$76,753,079	$49,535,853	$155,077,144

Accumulation unit activity
Units outstanding at beginning of year	20,123,797	14,412,340	36,776,979	11,427,944	46,750,885
Contract purchase payments	724,465	241,358	235,415	67,031	816,166
Net transfers(1)	(668,367)	(1,764,146)	1,506,118	76	(2,378,089)
Transfers for policy loans	2,565	1,796	4,954	(160)	5,679
Contract charges	(20,958)	(6,298)	(20,224)	(7,337)	(25,991)
Contract terminations:
Surrender benefits	(1,584,929)	(690,228)	(3,063,522)	(868,579)	(3,502,884)
Death benefits	(326,474)	(462,591)	(180,119)	(86,322)	(770,437)
Units outstanding at end of year	18,250,099	11,732,231	35,259,601	10,532,653	40,895,329

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(998,347)	$668,874	$(41,896)	$(73,876)	$(7,991)
Net realized gain (loss) on sales of investments	6,990,698	(600,338)	330,706	257,970	(9,177)
Distributions from capital gains	11,306,120	397,880	489,443	483,683	290,489
Net change in unrealized appreciation or depreciation of investments	73,999,481	(4,847,286)	247,816	1,407,959	29,894
Net increase (decrease) in net assets resulting from operations	91,297,952	(4,380,870)	1,026,069	2,075,736	303,215

Contract transactions
Contract purchase payments	6,050,530	221,449	75,246	496,468	264,345
Net transfers(1)	5,691,974	(1,725,728)	(523,699)	(528,947)	196,327
Transfers for policy loans	6,709	10,893	1,324	12,384	207
Adjustments to net assets allocated to contracts in payment period	(20,393)	(3,808)	(135)	—	—
Contract charges	(46,135)	(18,063)	(12,503)	(4,954)	(1,450)
Contract terminations:
Surrender benefits	(6,316,971)	(2,360,121)	(930,676)	(424,271)	(89,195)
Death benefits	(912,091)	(310,185)	(124,732)	(20,147)	(189,904)
Increase (decrease) from contract transactions	4,453,623	(4,185,563)	(1,515,175)	(469,467)	180,330
Net assets at beginning of year	58,529,455	26,812,122	11,111,854	12,006,028	4,285,527
Net assets at end of year	$154,281,030	$18,245,689	$10,622,748	$13,612,297	$4,769,072

Accumulation unit activity
Units outstanding at beginning of year	18,470,391	16,636,100	7,923,707	4,590,124	4,239,670
Contract purchase payments	1,093,321	175,138	57,313	187,093	260,641
Net transfers(1)	1,459,042	(1,329,181)	(386,464)	(206,724)	190,722
Transfers for policy loans	1,107	8,960	968	4,937	213
Contract charges	(9,124)	(14,366)	(9,368)	(1,987)	(1,446)
Contract terminations:
Surrender benefits	(1,233,999)	(1,825,688)	(690,208)	(159,061)	(90,488)
Death benefits	(203,886)	(243,166)	(96,348)	(9,290)	(197,896)
Units outstanding at end of year	19,576,852	13,407,797	6,799,600	4,405,092	4,401,416

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	231

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$2,236,622	$344,314	$516,356	$(83,531)	$81,177
Net realized gain (loss) on sales of investments	(1,043,360)	(18,750)	257,308	197,697	85,292
Distributions from capital gains	—	97,274	585,136	2,060,003	—
Net change in unrealized appreciation or depreciation of investments	1,825,088	315,616	2,262,138	1,036,319	948,863
Net increase (decrease) in net assets resulting from operations	3,018,350	738,454	3,620,938	3,210,488	1,115,332

Contract transactions
Contract purchase payments	971,527	157,458	6,391,960	175,133	113,188
Net transfers(1)	(5,664,585)	(153,242)	15,426,744	68,933	(97,561)
Transfers for policy loans	16,020	—	5,622	(348)	4,859
Adjustments to net assets allocated to contracts in payment period	(91,589)	(456)	—	(11,848)	(2,120)
Contract charges	(60,806)	(1,417)	(17,811)	(17,217)	(7,282)
Contract terminations:
Surrender benefits	(4,979,061)	(234,981)	(2,984,140)	(1,947,278)	(846,427)
Death benefits	(1,254,720)	(57,599)	(1,291,246)	(334,857)	(76,226)
Increase (decrease) from contract transactions	(11,063,214)	(290,237)	17,531,129	(2,067,482)	(911,569)
Net assets at beginning of year	66,172,622	5,298,499	43,292,310	23,677,073	11,616,710
Net assets at end of year	$58,127,758	$5,746,716	$64,444,377	$24,820,079	$11,820,473

Accumulation unit activity
Units outstanding at beginning of year	39,327,770	4,414,886	39,647,470	7,149,429	6,273,937
Contract purchase payments	614,537	128,184	5,578,845	51,846	65,897
Net transfers(1)	(3,673,222)	(153,213)	13,467,534	(21,783)	(75,328)
Transfers for policy loans	9,014	—	4,824	(414)	2,972
Contract charges	(38,174)	(1,177)	(15,531)	(5,132)	(4,213)
Contract terminations:
Surrender benefits	(3,122,451)	(193,894)	(2,600,872)	(577,887)	(483,322)
Death benefits	(791,429)	(46,636)	(1,140,603)	(96,132)	(40,005)
Units outstanding at end of year	32,326,045	4,148,150	54,941,667	6,499,927	5,739,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat
Operations
Investment income (loss) — net	$(466,460)	$(136,391)	$(86,173)	$2,198,595	$143,311
Net realized gain (loss) on sales of investments	1,966,053	1,478,544	(69,460)	(1,230,303)	(343,284)
Distributions from capital gains	6,294,589	2,800,486	166,473	—	56,083
Net change in unrealized appreciation or depreciation of investments	11,241,822	3,919,959	2,324,378	(2,986,606)	(399,888)
Net increase (decrease) in net assets resulting from operations	19,036,004	8,062,598	2,335,218	(2,018,314)	(543,778)

Contract transactions
Contract purchase payments	351,951	192,082	94,209	1,087,851	84,252
Net transfers(1)	(1,081,332)	(1,367,497)	(464,582)	(4,255,431)	(527,556)
Transfers for policy loans	66,113	6,436	14,635	12,861	12,096
Adjustments to net assets allocated to contracts in payment period	(45,200)	(5,780)	(8,388)	—	(12,390)
Contract charges	(38,756)	(18,319)	(3,883)	(9,331)	(3,477)
Contract terminations:
Surrender benefits	(4,282,618)	(2,560,288)	(756,264)	(1,583,354)	(517,996)
Death benefits	(280,423)	(129,656)	(61,625)	(428,042)	(128,519)
Increase (decrease) from contract transactions	(5,310,265)	(3,883,022)	(1,185,898)	(5,175,446)	(1,093,590)
Net assets at beginning of year	73,160,474	32,044,762	11,773,418	34,357,824	10,588,390
Net assets at end of year	$86,886,213	$36,224,338	$12,922,738	$27,164,064	$8,951,022

Accumulation unit activity
Units outstanding at beginning of year	17,004,510	9,529,637	2,431,383	35,065,345	3,062,930
Contract purchase payments	79,141	54,922	21,947	1,178,680	32,337
Net transfers(1)	(242,975)	(402,420)	(104,060)	(4,494,813)	(195,861)
Transfers for policy loans	15,057	842	3,510	13,710	4,725
Contract charges	(8,645)	(5,230)	(903)	(10,055)	(1,343)
Contract terminations:
Surrender benefits	(938,899)	(716,457)	(163,598)	(1,690,683)	(183,706)
Death benefits	(60,924)	(37,296)	(14,198)	(457,285)	(46,017)
Units outstanding at end of year	15,847,265	8,423,998	2,174,081	29,604,899	2,673,065

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	233

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$480,033	$(9,313,563)	$(4,893,640)	$(5,608,596)	$(4,589,294)
Net realized gain (loss) on sales of investments	1,177,779	69,259,292	59,095,778	13,219,811	18,897,844
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,927,305	65,226,413	14,003,177	41,985,801	26,241,519
Net increase (decrease) in net assets resulting from operations	7,585,117	125,172,142	68,205,315	49,597,016	40,550,069

Contract transactions
Contract purchase payments	2,647,936	19,267,786	5,328,212	24,737,280	925,139
Net transfers(1)	5,166,528	(81,916,276)	(44,849,209)	202,871,963	103,099,941
Transfers for policy loans	(1,383)	193,660	25,052	3,484	47,972
Adjustments to net assets allocated to contracts in payment period	—	(199,078)	—	68,528	—
Contract charges	(8,094)	(6,377,815)	(2,698,012)	(4,051,957)	(2,941,428)
Contract terminations:
Surrender benefits	(1,404,874)	(59,291,852)	(61,446,703)	(59,437,534)	(54,969,507)
Death benefits	(238,796)	(8,346,286)	(2,221,105)	(14,658,749)	(16,270,589)
Increase (decrease) from contract transactions	6,161,317	(136,669,861)	(105,861,765)	149,533,015	29,891,528
Net assets at beginning of year	19,649,540	1,033,752,108	600,819,353	452,819,038	438,287,518
Net assets at end of year	$33,395,974	$1,022,254,389	$563,162,903	$651,949,069	$508,729,115

Accumulation unit activity
Units outstanding at beginning of year	19,858,415	514,781,539	297,629,367	334,580,715	322,396,295
Contract purchase payments	2,064,389	9,760,980	2,718,746	17,976,462	658,879
Net transfers(1)	4,041,678	(40,591,406)	(22,252,952)	148,269,599	76,129,887
Transfers for policy loans	(759)	96,048	15,973	2,700	33,712
Contract charges	(6,490)	(3,240,768)	(1,371,406)	(2,900,623)	(2,110,485)
Contract terminations:
Surrender benefits	(1,176,487)	(29,492,775)	(30,639,216)	(42,500,845)	(39,764,095)
Death benefits	(172,097)	(4,173,843)	(1,153,141)	(10,789,410)	(11,747,349)
Units outstanding at end of year	24,608,649	447,139,775	244,947,371	444,638,598	345,596,844

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(1,856,768)	$(1,991,619)	$(6,931,269)	$(14,375,188)	$(103,530,816)
Net realized gain (loss) on sales of investments	579,288	513,338	9,908,560	21,817,764	110,173,853
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,443,264	21,972,604	54,381,078	106,918,510	1,066,020,410
Net increase (decrease) in net assets resulting from operations	14,165,784	20,494,323	57,358,369	114,361,086	1,072,663,447

Contract transactions
Contract purchase payments	22,782,936	45,558,535	18,223,938	31,821,558	523,467,677
Net transfers(1)	13,853,253	33,701,576	299,239,113	113,467,240	(73,169,773)
Transfers for policy loans	2,930	—	9,364	(434)	7,809
Adjustments to net assets allocated to contracts in payment period	—	(44,006)	—	45,525	(165,883)
Contract charges	(2,352,168)	(2,312,595)	(8,906,491)	(17,866,735)	(137,033,949)
Contract terminations:
Surrender benefits	(4,735,353)	(3,423,678)	(44,804,778)	(58,158,727)	(344,920,813)
Death benefits	(1,122,970)	(1,238,381)	(6,628,955)	(16,561,219)	(53,289,462)
Increase (decrease) from contract transactions	28,428,628	72,241,451	257,132,191	52,747,208	(85,104,394)
Net assets at beginning of year	177,905,325	171,093,697	511,640,733	1,368,389,523	10,691,503,772
Net assets at end of year	$220,499,737	$263,829,471	$826,131,293	$1,535,497,817	$11,679,062,825

Accumulation unit activity
Units outstanding at beginning of year	159,500,047	146,324,532	430,973,358	1,086,806,802	7,648,689,892
Contract purchase payments	20,802,551	39,042,008	15,240,513	25,036,328	376,712,827
Net transfers(1)	12,375,667	28,339,487	253,732,738	89,716,272	(63,282,595)
Transfers for policy loans	2,642	—	7,744	(240)	5,814
Contract charges	(2,146,932)	(1,986,385)	(7,340,472)	(14,046,740)	(98,724,787)
Contract terminations:
Surrender benefits	(4,293,708)	(2,938,893)	(37,100,778)	(45,829,606)	(251,983,011)
Death benefits	(1,030,220)	(1,075,220)	(5,581,425)	(13,140,894)	(38,516,036)
Units outstanding at end of year	185,210,047	207,705,529	649,931,678	1,128,541,922	7,572,902,104

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	235

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(136,425,547)	$(68,551,916)	$(61,937,278)	$(29,703,960)	$(16,895,831)
Net realized gain (loss) on sales of investments	220,708,894	197,114,447	425,877,070	207,207,716	187,063,533
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,131,132,003	653,906,907	355,352,336	189,341,920	43,627,484
Net increase (decrease) in net assets resulting from operations	1,215,415,350	782,469,438	719,292,128	366,845,676	213,795,186

Contract transactions
Contract purchase payments	368,530,641	240,429,733	11,403,683	56,846,011	12,194,310
Net transfers(1)	(230,320,770)	101,187,865	(107,264,671)	(224,550,677)	(110,972,501)
Transfers for policy loans	42,781	(14,955)	258,765	32,832	332,473
Adjustments to net assets allocated to contracts in payment period	(61,947)	282,614	—	(185,957)	—
Contract charges	(180,958,616)	(61,681,615)	(44,182,665)	(21,547,365)	(8,552,752)
Contract terminations:
Surrender benefits	(526,393,876)	(480,415,153)	(624,364,955)	(216,005,193)	(235,091,139)
Death benefits	(82,942,325)	(85,978,278)	(99,480,113)	(21,642,513)	(11,157,543)
Increase (decrease) from contract transactions	(652,104,112)	(286,189,789)	(863,629,956)	(427,052,862)	(353,247,152)
Net assets at beginning of year	13,928,599,705	6,996,951,914	7,014,436,089	3,240,508,459	2,029,967,364
Net assets at end of year	$14,491,910,943	$7,493,231,563	$6,870,098,261	$3,180,301,273	$1,890,515,398

Accumulation unit activity
Units outstanding at beginning of year	9,915,419,466	4,164,097,661	4,146,579,134	1,759,401,179	1,095,298,681
Contract purchase payments	260,317,701	141,171,708	6,746,838	31,253,805	6,661,113
Net transfers(1)	(175,349,358)	53,809,959	(67,753,628)	(122,277,505)	(61,109,596)
Transfers for policy loans	29,206	(11,041)	150,116	10,978	181,534
Contract charges	(128,518,285)	(36,413,688)	(25,949,825)	(11,749,003)	(4,677,216)
Contract terminations:
Surrender benefits	(377,896,923)	(281,662,860)	(366,172,238)	(115,335,225)	(127,274,003)
Death benefits	(58,950,554)	(51,200,547)	(58,709,701)	(11,753,348)	(6,052,832)
Units outstanding at end of year	9,435,051,253	3,989,791,192	3,634,890,696	1,529,550,881	903,027,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(13,264,420)	$(11,849,428)	$104,764	$(109,425)	$(190,524)
Net realized gain (loss) on sales of investments	41,233,686	69,252,421	137,595	552,343	3,007,494
Distributions from capital gains	—	—	123,583	—	—
Net change in unrealized appreciation or depreciation of investments	96,547,948	57,353,170	470,859	965,220	91,897
Net increase (decrease) in net assets resulting from operations	124,517,214	114,756,163	836,801	1,408,138	2,908,867

Contract transactions
Contract purchase payments	45,928,787	1,439,615	1,417,448	261,493	104,260
Net transfers(1)	73,739,667	9,294,747	3,043,751	(632,780)	(2,485,862)
Transfers for policy loans	13,038	27,315	(836)	1,232	5,745
Adjustments to net assets allocated to contracts in payment period	12,114	—	—	—	(4,195)
Contract charges	(8,555,460)	(7,123,308)	(1,991)	(3,293)	(45,994)
Contract terminations:
Surrender benefits	(91,625,850)	(112,128,537)	(856,315)	(510,121)	(2,233,753)
Death benefits	(25,273,159)	(33,486,058)	(459,090)	(185,506)	(396,642)
Increase (decrease) from contract transactions	(5,760,863)	(141,976,226)	3,142,967	(1,068,975)	(5,056,441)
Net assets at beginning of year	1,285,589,309	1,287,127,634	10,596,977	10,227,402	23,860,022
Net assets at end of year	$1,404,345,660	$1,259,907,571	$14,576,745	$10,566,565	$21,712,448

Accumulation unit activity
Units outstanding at beginning of year	853,533,291	848,431,161	8,894,085	4,244,197	11,078,113
Contract purchase payments	29,986,649	937,318	1,149,209	111,116	49,407
Net transfers(1)	47,203,001	5,311,423	2,453,323	(263,732)	(1,168,577)
Transfers for policy loans	10,017	18,878	(727)	516	2,606
Contract charges	(5,576,127)	(4,631,650)	(1,614)	(1,374)	(21,745)
Contract terminations:
Surrender benefits	(59,852,642)	(72,742,025)	(690,724)	(210,566)	(1,052,651)
Death benefits	(16,908,191)	(21,869,109)	(374,472)	(80,212)	(188,457)
Units outstanding at end of year	848,395,998	755,455,996	11,429,080	3,799,945	8,698,696

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	237

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(60,121)	$(299,016)	$(55,990)	$(108,358)	$(59,309)
Net realized gain (loss) on sales of investments	(116,049)	(264,498)	(1,021,413)	552,790	(12,291)
Distributions from capital gains	21,355	325,406	—	—	—
Net change in unrealized appreciation or depreciation of investments	888,949	6,572,242	(223,591)	3,375,476	172,248
Net increase (decrease) in net assets resulting from operations	734,134	6,334,134	(1,300,994)	3,819,908	100,648

Contract transactions
Contract purchase payments	807,451	1,985,603	956,034	1,907,399	532,047
Net transfers(1)	(159,684)	752,666	(1,247,867)	(1,054,666)	(407,255)
Transfers for policy loans	403	1,762	1,516	(14)	(66)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,384)	(8,409)	(3,576)	(2,682)	(1,223)
Contract terminations:
Surrender benefits	(505,671)	(1,251,388)	(601,372)	(464,244)	(333,239)
Death benefits	(108,703)	(408,423)	(330,968)	(288,591)	(113,791)
Increase (decrease) from contract transactions	32,412	1,071,811	(1,226,233)	97,202	(323,527)
Net assets at beginning of year	7,348,654	29,908,342	20,751,758	9,390,165	7,127,998
Net assets at end of year	$8,115,200	$37,314,287	$18,224,531	$13,307,275	$6,905,119

Accumulation unit activity
Units outstanding at beginning of year	5,070,864	18,389,893	16,044,580	3,822,668	3,437,672
Contract purchase payments	624,394	1,136,263	875,135	822,770	282,067
Net transfers(1)	(143,152)	440,753	(1,213,269)	(401,754)	(223,167)
Transfers for policy loans	315	1,165	1,449	(120)	(39)
Contract charges	(1,038)	(5,156)	(3,402)	(1,055)	(731)
Contract terminations:
Surrender benefits	(372,267)	(759,230)	(549,751)	(179,126)	(191,821)
Death benefits	(78,347)	(271,134)	(286,872)	(115,802)	(72,686)
Units outstanding at end of year	5,100,769	18,932,554	14,867,870	3,947,581	3,231,295

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(434,363)	$(3,468,606)	$(30,193,628)	$(17,694,628)	$1,712,259
Net realized gain (loss) on sales of investments	4,019,793	4,758,015	17,795,624	12,105,244	(4,891,327)
Distributions from capital gains	—	—	—	—	5,376,908
Net change in unrealized appreciation or depreciation of investments	(2,313,978)	20,265,765	158,884,694	91,035,212	14,674,385
Net increase (decrease) in net assets resulting from operations	1,271,452	21,555,174	146,486,690	85,445,828	16,872,225

Contract transactions
Contract purchase payments	403,172	25,171,448	471,817,973	216,698,875	1,400,796
Net transfers(1)	(881,424)	90,585,525	41,049,702	(13,528,017)	(13,923,839)
Transfers for policy loans	35,926	570	6,076	(36,640)	60,351
Adjustments to net assets allocated to contracts in payment period	(33,343)	(11,613)	—	43,601	(32,761)
Contract charges	(112,161)	(4,246,949)	(38,505,981)	(21,468,019)	(145,957)
Contract terminations:
Surrender benefits	(5,152,485)	(14,312,884)	(72,788,363)	(40,168,404)	(14,711,601)
Death benefits	(875,014)	(2,097,825)	(18,430,445)	(9,987,993)	(1,416,163)
Increase (decrease) from contract transactions	(6,615,329)	95,088,272	383,148,962	131,553,403	(28,769,174)
Net assets at beginning of year	63,887,745	264,361,540	2,862,486,622	1,718,524,570	174,504,742
Net assets at end of year	$58,543,868	$381,004,986	$3,392,122,274	$1,935,523,801	$162,607,793

Accumulation unit activity
Units outstanding at beginning of year	20,084,028	216,805,167	2,087,385,341	1,326,347,511	50,661,842
Contract purchase payments	163,660	20,752,528	357,317,071	170,874,995	490,134
Net transfers(1)	(187,211)	77,587,707	35,882,401	(11,506,833)	(4,393,545)
Transfers for policy loans	12,520	472	4,993	(29,276)	15,893
Contract charges	(44,707)	(3,490,039)	(29,025,516)	(16,846,662)	(46,006)
Contract terminations:
Surrender benefits	(1,910,925)	(11,792,602)	(54,711,204)	(31,659,547)	(4,670,079)
Death benefits	(328,095)	(1,702,473)	(13,732,716)	(7,811,116)	(444,148)
Units outstanding at end of year	17,789,270	298,160,760	2,383,120,370	1,429,369,072	41,614,091

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	239

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(1,969,756)	$(7,003)	$416,231	$(226,937)	$(895,544)
Net realized gain (loss) on sales of investments	(11,322,540)	900,438	(4,791,143)	1,291,113	1,910,315
Distributions from capital gains	24,401,278	1,776,051	—	3,405,107	5,161,948
Net change in unrealized appreciation or depreciation of investments	37,216,211	596,740	5,036,485	3,728,676	37,770,378
Net increase (decrease) in net assets resulting from operations	48,325,193	3,266,226	661,573	8,197,959	43,947,097

Contract transactions
Contract purchase payments	1,653,608	119,672	246,200	1,540,021	5,052,369
Net transfers(1)	(18,209,868)	143,621	(1,396,125)	(2,908,044)	(2,122)
Transfers for policy loans	85,818	7,475	18,054	10,721	14,175
Adjustments to net assets allocated to contracts in payment period	(65,458)	(47,446)	315	5,600	6,919
Contract charges	(185,679)	(14,530)	(31,324)	(28,667)	(43,265)
Contract terminations:
Surrender benefits	(20,164,372)	(2,152,763)	(2,100,053)	(4,896,839)	(6,899,547)
Death benefits	(1,932,533)	(550,383)	(325,863)	(641,385)	(1,175,201)
Increase (decrease) from contract transactions	(38,818,484)	(2,494,354)	(3,588,796)	(6,918,593)	(3,046,672)
Net assets at beginning of year	253,727,561	23,398,957	30,399,641	49,566,452	82,574,577
Net assets at end of year	$263,234,270	$24,170,829	$27,472,418	$50,845,818	$123,475,002

Accumulation unit activity
Units outstanding at beginning of year	54,642,191	8,230,163	18,782,761	14,921,035	24,616,164
Contract purchase payments	420,025	41,389	183,022	423,197	1,271,360
Net transfers(1)	(4,248,888)	33,814	(928,228)	(950,896)	(135,330)
Transfers for policy loans	16,566	2,568	11,640	2,787	4,163
Contract charges	(42,496)	(5,113)	(23,725)	(8,515)	(11,350)
Contract terminations:
Surrender benefits	(4,505,438)	(751,864)	(1,475,841)	(1,501,347)	(1,846,207)
Death benefits	(442,940)	(199,531)	(218,802)	(191,885)	(315,328)
Units outstanding at end of year	45,839,020	7,351,426	16,330,827	12,694,376	23,583,472

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$273,812
Net realized gain (loss) on sales of investments	(218,104)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	435,512
Net increase (decrease) in net assets resulting from operations	491,220

Contract transactions
Contract purchase payments	594,304
Net transfers(1)	(497,295)
Transfers for policy loans	665
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(3,691)
Contract terminations:
Surrender benefits	(726,558)
Death benefits	(152,431)
Increase (decrease) from contract transactions	(785,006)
Net assets at beginning of year	11,150,817
Net assets at end of year	$10,857,031

Accumulation unit activity
Units outstanding at beginning of year	9,240,322
Contract purchase payments	498,266
Net transfers(1)	(504,151)
Transfers for policy loans	557
Contract charges	(3,132)
Contract terminations:
Surrender benefits	(606,758)
Death benefits	(125,930)
Units outstanding at end of year	8,499,174

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	241

Statement of Changes in Net Assets

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$67,765	$(50,727)	$113,047	$(103,400)	$(811,299)
Net realized gain (loss) on sales of investments	66,288	471,688	2,102,952	(2,571,535)	987,982
Distributions from capital gains	11,305	381,164	8,533,801	—	9,813,706
Net change in unrealized appreciation or depreciation of investments	1,140,030	801,010	5,294,124	16,304,133	10,343,077
Net increase (decrease) in net assets resulting from operations	1,285,388	1,603,135	16,043,924	13,629,198	20,333,466

Contract transactions
Contract purchase payments	943,387	79,624	614,632	1,268,325	8,148,690
Net transfers(1)	1,086,527	367,556	1,109,475	(1,975,326)	4,075,839
Transfers for policy loans	—	(473)	(2,766)	64,508	(5,155)
Adjustments to net assets allocated to contracts in payment period	—	—	5,802	(16,255)	2,289
Contract charges	(3,278)	(4,719)	(55,302)	(114,282)	(21,641)
Contract terminations:
Surrender benefits	(342,133)	(602,909)	(8,413,218)	(10,689,056)	(4,183,954)
Death benefits	(227,782)	(42,591)	(1,142,512)	(918,887)	(1,035,350)
Increase (decrease) from contract transactions	1,456,721	(203,512)	(7,883,889)	(12,380,973)	6,980,718
Net assets at beginning of year	8,930,478	5,616,089	74,356,113	92,027,537	59,299,285
Net assets at end of year	$11,672,587	$7,015,712	$82,516,148	$93,275,762	$86,613,469

Accumulation unit activity
Units outstanding at beginning of year	7,870,051	3,432,699	33,115,759	69,012,006	21,357,258
Contract purchase payments	760,157	41,871	247,008	974,250	2,405,995
Net transfers(1)	848,212	204,092	439,441	(1,646,975)	1,247,089
Transfers for policy loans	—	(202)	(2,134)	46,564	(1,413)
Contract charges	(2,657)	(2,474)	(21,794)	(74,833)	(6,521)
Contract terminations:
Surrender benefits	(280,038)	(313,925)	(3,343,838)	(7,554,560)	(1,273,000)
Death benefits	(183,530)	(22,666)	(444,424)	(608,585)	(316,088)
Units outstanding at end of year	9,012,195	3,339,395	29,990,018	60,147,867	23,413,320

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$169,262	$3,218	$(26,016)	$510,990	$(336,440)
Net realized gain (loss) on sales of investments	(880,228)	143,623	784,573	852,567	1,518,996
Distributions from capital gains	—	420,010	1,115,064	5,777,151	3,972,559
Net change in unrealized appreciation or depreciation of investments	6,791,741	1,346,486	3,047,516	5,795,534	4,986,404
Net increase (decrease) in net assets resulting from operations	6,080,775	1,913,337	4,921,137	12,936,242	10,141,519

Contract transactions
Contract purchase payments	1,543,482	69,705	169,512	462,188	330,369
Net transfers(1)	(2,559,051)	(506,711)	(1,616,597)	(3,716,808)	(437,345)
Transfers for policy loans	4,073	6,029	84	(5,485)	1,390
Adjustments to net assets allocated to contracts in payment period	(6,701)	(3,162)	(12,865)	6,291	(16,275)
Contract charges	(15,672)	(2,624)	(15,003)	(33,760)	(23,604)
Contract terminations:
Surrender benefits	(2,795,718)	(608,203)	(2,152,019)	(6,557,065)	(3,385,405)
Death benefits	(450,384)	(131,972)	(205,194)	(977,912)	(416,952)
Increase (decrease) from contract transactions	(4,279,971)	(1,176,938)	(3,832,082)	(10,822,551)	(3,947,822)
Net assets at beginning of year	32,130,791	7,484,463	19,547,680	50,642,032	31,543,420
Net assets at end of year	$33,931,595	$8,220,862	$20,636,735	$52,755,723	$37,737,117

Accumulation unit activity
Units outstanding at beginning of year	40,352,911	4,951,238	11,651,055	23,734,417	12,466,108
Contract purchase payments	1,673,624	40,172	86,814	183,134	110,897
Net transfers(1)	(2,761,968)	(290,043)	(823,933)	(1,569,139)	(102,948)
Transfers for policy loans	4,368	3,357	205	(1,537)	618
Contract charges	(16,838)	(1,521)	(7,860)	(13,516)	(7,897)
Contract terminations:
Surrender benefits	(2,999,390)	(354,380)	(1,119,144)	(2,589,422)	(1,119,510)
Death benefits	(489,471)	(78,002)	(110,583)	(388,890)	(139,504)
Units outstanding at end of year	35,763,236	4,270,821	9,676,554	19,355,047	11,207,764

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	243

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$404,691	$1,763,628	$139,147	$145,035	$(175,787)
Net realized gain (loss) on sales of investments	1,527,527	7,628,204	(389,592)	301,924	774,817
Distributions from capital gains	1,871,045	10,435,835	2,841,318	737,114	1,705,386
Net change in unrealized appreciation or depreciation of investments	3,485,818	20,343,262	8,525,305	3,034,632	1,778,613
Net increase (decrease) in net assets resulting from operations	7,289,081	40,170,929	11,116,178	4,218,705	4,083,029

Contract transactions
Contract purchase payments	282,870	5,285,809	3,298,557	198,500	221,598
Net transfers(1)	(1,349,484)	(7,851,986)	(5,331,639)	1,585,256	(492,668)
Transfers for policy loans	4,800	42,140	15,450	(12,436)	3,111
Adjustments to net assets allocated to contracts in payment period	(29,665)	(19,875)	(38,650)	(5,035)	45,945
Contract charges	(8,612)	(96,061)	(30,606)	(15,550)	(13,485)
Contract terminations:
Surrender benefits	(2,794,014)	(16,051,454)	(5,127,387)	(1,837,604)	(1,749,161)
Death benefits	(405,202)	(3,200,315)	(1,490,903)	(132,651)	(132,932)
Increase (decrease) from contract transactions	(4,299,307)	(21,891,742)	(8,705,178)	(219,520)	(2,117,592)
Net assets at beginning of year	29,909,266	165,850,467	71,337,242	18,358,763	16,344,035
Net assets at end of year	$32,899,040	$184,129,654	$73,748,242	$22,357,948	$18,309,472

Accumulation unit activity
Units outstanding at beginning of year	9,425,245	71,718,316	58,332,251	10,524,717	6,985,040
Contract purchase payments	79,307	2,078,303	2,485,556	99,044	80,842
Net transfers(1)	(382,504)	(2,940,313)	(4,038,727)	785,961	(167,896)
Transfers for policy loans	1,423	16,536	11,777	(7,117)	1,189
Contract charges	(2,435)	(35,420)	(23,038)	(7,880)	(4,874)
Contract terminations:
Surrender benefits	(784,515)	(6,091,252)	(3,857,114)	(941,345)	(633,525)
Death benefits	(114,611)	(1,293,228)	(1,136,382)	(69,763)	(48,035)
Units outstanding at end of year	8,221,910	63,452,942	51,774,323	10,383,617	6,212,741

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(4,863,844)	$(5,165)	$(966,209)	$(358,270)	$(3,378,960)
Net realized gain (loss) on sales of investments	17,365,419	(120,262)	3,782,230	1,092,549	23,965,037
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,779,641	416,163	22,431,169	5,543,520	49,538,100
Net increase (decrease) in net assets resulting from operations	89,281,216	290,736	25,247,190	6,277,799	70,124,177

Contract transactions
Contract purchase payments	19,747,877	165,872	4,107,693	4,789,393	2,648,823
Net transfers(1)	4,868,202	(254,640)	(3,959,841)	530,931	(5,190,835)
Transfers for policy loans	40,379	(3)	5,787	7,024	284,811
Adjustments to net assets allocated to contracts in payment period	(63,053)	—	(10,654)	—	(599,460)
Contract charges	(231,154)	(1,214)	(43,695)	(7,488)	(377,478)
Contract terminations:
Surrender benefits	(37,417,718)	(213,711)	(6,274,428)	(1,529,892)	(29,200,299)
Death benefits	(7,510,293)	(18,507)	(1,041,700)	(386,335)	(4,379,163)
Increase (decrease) from contract transactions	(20,565,760)	(322,203)	(7,216,838)	3,403,633	(36,813,601)
Net assets at beginning of year	424,746,865	4,491,402	83,306,975	25,363,022	312,919,518
Net assets at end of year	$493,462,321	$4,459,935	$101,337,327	$35,044,454	$346,230,094

Accumulation unit activity
Units outstanding at beginning of year	209,029,019	8,709,552	52,094,186	9,734,520	147,358,581
Contract purchase payments	9,103,660	309,686	2,195,453	1,618,529	1,126,949
Net transfers(1)	1,919,175	(477,971)	(2,168,566)	235,411	(2,196,119)
Transfers for policy loans	9,736	11	3,296	2,606	121,633
Contract charges	(100,837)	(2,262)	(23,241)	(2,565)	(167,209)
Contract terminations:
Surrender benefits	(16,371,965)	(397,358)	(3,331,525)	(508,494)	(12,433,216)
Death benefits	(3,378,405)	(34,545)	(558,253)	(132,572)	(1,850,148)
Units outstanding at end of year	200,210,383	8,107,113	48,211,350	10,947,435	131,960,471

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	245

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(665,985)	$(4,221,473)	$540,364	$(401,593)	$(967,692)
Net realized gain (loss) on sales of investments	1,452,568	39,372,500	(80,935)	147,222	4,408,310
Distributions from capital gains	—	—	—	5,015,119	14,611,355
Net change in unrealized appreciation or depreciation of investments	10,683,904	57,474,511	960,472	6,034,468	13,651,792
Net increase (decrease) in net assets resulting from operations	11,470,487	92,625,538	1,419,901	10,795,216	31,703,765

Contract transactions
Contract purchase payments	7,500,279	4,114,793	1,056,043	4,526,635	1,509,058
Net transfers(1)	1,333,528	(12,348,115)	932,970	(2,119,121)	(4,909,328)
Transfers for policy loans	(698)	218,083	449	(1,514)	58,780
Adjustments to net assets allocated to contracts in payment period	(12,952)	(420,827)	(8,546)	(7,284)	(59,249)
Contract charges	(15,511)	(349,200)	(6,224)	(10,620)	(119,369)
Contract terminations:
Surrender benefits	(2,544,057)	(50,697,297)	(1,524,240)	(1,302,657)	(14,023,936)
Death benefits	(1,059,017)	(7,069,280)	(304,790)	(876,250)	(1,721,958)
Increase (decrease) from contract transactions	5,201,572	(66,551,843)	145,662	209,189	(19,266,002)
Net assets at beginning of year	49,033,739	430,289,811	12,997,562	36,052,086	113,557,365
Net assets at end of year	$65,705,798	$456,363,506	$14,563,125	$47,056,491	$125,995,128

Accumulation unit activity
Units outstanding at beginning of year	25,321,798	172,205,976	13,127,644	32,457,546	53,483,289
Contract purchase payments	3,407,979	1,522,313	993,647	3,515,304	645,011
Net transfers(1)	591,014	(4,311,026)	847,399	(1,625,572)	(1,981,564)
Transfers for policy loans	(120)	74,032	375	(1,160)	25,796
Contract charges	(7,071)	(127,957)	(5,823)	(8,381)	(46,893)
Contract terminations:
Surrender benefits	(1,149,830)	(18,297,284)	(1,416,981)	(1,026,156)	(5,780,609)
Death benefits	(484,308)	(2,538,422)	(290,201)	(700,089)	(756,373)
Units outstanding at end of year	27,679,462	148,527,632	13,256,060	32,611,492	45,588,657

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$(105,128)	$(667,055)	$253,670	$839,472	$2,183,859
Net realized gain (loss) on sales of investments	(202,435)	(3,023,660)	—	1,914	(210,059)
Distributions from capital gains	—	—	20,809	42,113	—
Net change in unrealized appreciation or depreciation of investments	1,147,834	10,477,065	(1)	(1,914)	4,513,218
Net increase (decrease) in net assets resulting from operations	840,271	6,786,350	274,478	881,585	6,487,018

Contract transactions
Contract purchase payments	664,268	516,970	5,303,279	4,827,940	3,628,825
Net transfers(1)	67,327	(906,103)	(5,655,485)	2,075,069	(586,393)
Transfers for policy loans	(752)	26,810	68,047	145,058	1,788
Adjustments to net assets allocated to contracts in payment period	—	(18,005)	—	73,311	—
Contract charges	(1,386)	(106,843)	(10,561)	(98,075)	(9,259)
Contract terminations:
Surrender benefits	(472,220)	(8,311,694)	(4,865,046)	(27,059,935)	(2,794,518)
Death benefits	(115,177)	(1,341,590)	(1,117,843)	(1,660,601)	(1,045,222)
Increase (decrease) from contract transactions	142,060	(10,140,455)	(6,277,609)	(21,697,233)	(804,779)
Net assets at beginning of year	8,829,069	73,103,379	56,526,180	116,884,782	42,838,148
Net assets at end of year	$9,811,400	$69,749,274	$50,523,049	$96,069,134	$48,520,387

Accumulation unit activity
Units outstanding at beginning of year	9,764,749	49,750,961	61,161,626	105,979,042	28,916,210
Contract purchase payments	687,870	342,684	5,715,516	4,472,858	2,229,232
Net transfers(1)	68,942	(522,189)	(6,064,386)	2,592,490	(355,014)
Transfers for policy loans	(795)	16,822	73,010	132,332	1,084
Contract charges	(1,455)	(70,357)	(11,456)	(88,504)	(5,727)
Contract terminations:
Surrender benefits	(500,506)	(5,440,144)	(5,262,085)	(24,928,732)	(1,720,243)
Death benefits	(121,338)	(864,219)	(1,204,297)	(1,540,265)	(651,833)
Units outstanding at end of year	9,897,467	43,213,558	54,407,928	86,619,221	28,413,709

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	247

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$9,175,037	$1,029,129	$4,775,095	$774,043	$6,599,543
Net realized gain (loss) on sales of investments	(138,558)	(448,098)	(3,457,701)	26,620	48,291
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	18,786,510	3,223,183	15,275,640	2,097,873	16,766,692
Net increase (decrease) in net assets resulting from operations	27,822,989	3,804,214	16,593,034	2,898,536	23,414,526

Contract transactions
Contract purchase payments	1,180,870	1,901,352	773,225	4,235,098	2,235,919
Net transfers(1)	(4,946,437)	(317,168)	(1,449,789)	9,815,597	23,019,811
Transfers for policy loans	52,101	403	(8,085)	722	82,314
Adjustments to net assets allocated to contracts in payment period	(106,178)	(4,347)	(7,635)	53,009	(129,096)
Contract charges	(119,588)	(6,960)	(162,181)	(7,066)	(376,525)
Contract terminations:
Surrender benefits	(22,926,556)	(1,252,310)	(15,176,438)	(1,827,390)	(33,824,302)
Death benefits	(4,399,719)	(378,260)	(2,051,024)	(1,061,504)	(7,056,464)
Increase (decrease) from contract transactions	(31,265,507)	(57,290)	(18,081,927)	11,208,466	(16,048,343)
Net assets at beginning of year	189,434,170	26,095,949	115,887,099	34,486,508	298,059,073
Net assets at end of year	$185,991,652	$29,842,873	$114,398,206	$48,593,510	$305,425,256

Accumulation unit activity
Units outstanding at beginning of year	78,729,021	18,058,518	57,728,413	29,160,513	167,470,073
Contract purchase payments	456,566	1,195,330	357,478	3,363,845	1,247,833
Net transfers(1)	(1,879,987)	(218,428)	(674,244)	7,832,076	12,722,315
Transfers for policy loans	19,374	364	(3,849)	586	43,065
Contract charges	(45,554)	(4,426)	(73,767)	(5,691)	(205,328)
Contract terminations:
Surrender benefits	(8,763,889)	(799,357)	(6,894,280)	(1,472,095)	(18,244,860)
Death benefits	(1,657,043)	(247,415)	(948,106)	(867,016)	(3,841,420)
Units outstanding at end of year	66,858,488	17,984,586	49,491,645	38,012,218	159,191,678

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2
Operations
Investment income (loss) — net	$(570,078)	$(1,075,350)	$(3,749,258)	$428,119	$195,054
Net realized gain (loss) on sales of investments	1,567,279	12,657,348	15,389,215	81,741	66,912
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,346,947	25,042,158	82,008,099	1,946,943	1,783,007
Net increase (decrease) in net assets resulting from operations	14,344,148	36,624,156	93,648,056	2,456,803	2,044,973

Contract transactions
Contract purchase payments	4,834,230	909,084	34,691,138	3,266,776	968,339
Net transfers(1)	(1,990,151)	(6,348,091)	12,168,953	5,653,455	2,427,209
Transfers for policy loans	4,193	61,321	16,291	(1,816)	(3,365)
Adjustments to net assets allocated to contracts in payment period	—	(53,232)	27,608	—	(14,855)
Contract charges	(14,904)	(101,145)	(167,212)	(18,029)	(3,848)
Contract terminations:
Surrender benefits	(1,454,589)	(13,201,010)	(24,901,804)	(4,367,793)	(1,325,137)
Death benefits	(791,146)	(1,608,473)	(5,019,434)	(1,339,928)	(403,832)
Increase (decrease) from contract transactions	587,633	(20,341,546)	16,815,540	3,192,665	1,644,511
Net assets at beginning of year	41,905,937	112,702,651	309,702,089	37,787,131	11,585,810
Net assets at end of year	$56,837,718	$128,985,261	$420,165,685	$43,436,599	$15,275,294

Accumulation unit activity
Units outstanding at beginning of year	16,547,620	73,335,386	149,134,063	36,076,050	11,168,684
Contract purchase payments	1,582,123	475,296	14,105,090	2,948,516	833,965
Net transfers(1)	(630,096)	(3,306,892)	5,385,936	5,277,911	2,030,881
Transfers for policy loans	1,407	33,481	8,544	(1,628)	(3,136)
Contract charges	(4,968)	(55,187)	(68,336)	(16,632)	(3,372)
Contract terminations:
Surrender benefits	(486,797)	(7,159,588)	(10,314,445)	(4,024,635)	(1,167,305)
Death benefits	(273,273)	(906,665)	(2,102,243)	(1,215,967)	(371,706)
Units outstanding at end of year	16,736,016	62,415,831	156,148,609	39,043,615	12,488,011

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	249

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$(207,167)	$(762,566)	$150,656	$657,049	$(278,384)
Net realized gain (loss) on sales of investments	593,895	7,847,876	(85,960)	1,066,443	740,455
Distributions from capital gains	—	—	3,060,991	9,954,574	—
Net change in unrealized appreciation or depreciation of investments	4,654,976	14,459,577	1,376,452	3,273,812	5,180,763
Net increase (decrease) in net assets resulting from operations	5,041,704	21,544,887	4,502,139	14,951,878	5,642,834

Contract transactions
Contract purchase payments	2,731,644	692,832	1,989,076	849,207	2,403,849
Net transfers(1)	(240,501)	(2,660,765)	(401,716)	(4,010,509)	(132,259)
Transfers for policy loans	1,442	52,419	4,502	43,235	(7,032)
Adjustments to net assets allocated to contracts in payment period	9,847	(80,727)	52,013	(82,482)	—
Contract charges	(5,604)	(54,341)	(4,541)	(46,599)	(4,955)
Contract terminations:
Surrender benefits	(760,540)	(8,498,948)	(653,507)	(7,491,265)	(743,709)
Death benefits	(265,164)	(1,368,644)	(302,078)	(856,237)	(384,530)
Increase (decrease) from contract transactions	1,471,124	(11,918,174)	683,749	(11,594,650)	1,131,364
Net assets at beginning of year	14,752,831	67,558,788	18,772,182	66,584,816	21,958,675
Net assets at end of year	$21,265,659	$77,185,501	$23,958,070	$69,942,044	$28,732,873

Accumulation unit activity
Units outstanding at beginning of year	7,688,302	31,843,345	14,448,879	50,268,216	9,372,098
Contract purchase payments	1,155,769	271,446	1,327,029	564,434	903,513
Net transfers(1)	(95,166)	(1,001,107)	(275,675)	(2,720,298)	(30,164)
Transfers for policy loans	602	20,412	3,132	26,620	(2,636)
Contract charges	(2,414)	(20,977)	(3,079)	(31,721)	(1,869)
Contract terminations:
Surrender benefits	(327,688)	(3,295,631)	(444,468)	(5,103,775)	(285,157)
Death benefits	(116,131)	(542,155)	(207,435)	(565,585)	(146,438)
Units outstanding at end of year	8,303,274	27,275,333	14,848,383	42,437,891	9,809,347

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(322,489)	$(303,889)	$(461,807)	$(142,498)	$(310,928)
Net realized gain (loss) on sales of investments	2,487,139	728,984	5,049,582	329,518	2,831,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,731,160	6,389,795	8,581,564	1,646,466	2,884,383
Net increase (decrease) in net assets resulting from operations	7,895,810	6,814,890	13,169,339	1,833,486	5,404,831

Contract transactions
Contract purchase payments	330,401	2,833,279	475,241	1,191,740	318,177
Net transfers(1)	400,987	(790,256)	(2,508,033)	(499,832)	(2,071,381)
Transfers for policy loans	14,666	(203)	(3,485)	618	32,390
Adjustments to net assets allocated to contracts in payment period	(10,022)	—	(41,871)	(342)	(10,492)
Contract charges	(19,406)	(4,948)	(35,178)	(3,059)	(26,297)
Contract terminations:
Surrender benefits	(3,907,367)	(859,704)	(6,690,971)	(609,569)	(3,736,111)
Death benefits	(354,784)	(314,400)	(841,344)	(324,910)	(347,254)
Increase (decrease) from contract transactions	(3,545,525)	863,768	(9,645,641)	(245,354)	(5,840,968)
Net assets at beginning of year	32,487,354	22,698,872	46,653,212	11,408,226	34,140,104
Net assets at end of year	$36,837,639	$30,377,530	$50,176,910	$12,996,358	$33,703,967

Accumulation unit activity
Units outstanding at beginning of year	14,388,408	11,224,764	22,628,261	5,435,851	12,562,554
Contract purchase payments	129,278	1,167,286	197,352	508,106	109,658
Net transfers(1)	161,493	(342,148)	(1,010,233)	(205,404)	(670,544)
Transfers for policy loans	5,460	(102)	(1,903)	262	11,204
Contract charges	(7,593)	(2,086)	(14,449)	(1,317)	(8,542)
Contract terminations:
Surrender benefits	(1,514,360)	(362,278)	(2,755,408)	(259,845)	(1,307,719)
Death benefits	(134,693)	(132,243)	(345,573)	(141,944)	(110,094)
Units outstanding at end of year	13,027,993	11,553,193	18,698,047	5,335,709	10,586,517

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	251

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,488,545	$173,108	$1,151,282	$(6,357)	$660,507
Net realized gain (loss) on sales of investments	(729,635)	21,310	184,913	(2,767,603)	1,567
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,002,736	444,063	2,259,418	3,500,691	430,829
Net increase (decrease) in net assets resulting from operations	4,761,646	638,481	3,595,613	726,731	1,092,903

Contract transactions
Contract purchase payments	7,171,603	1,507,631	834,290	316,762	3,376,433
Net transfers(1)	7,827,347	509,112	1,366,681	(715,760)	1,433,152
Transfers for policy loans	(2,665)	(565)	29,943	8,303	(699)
Adjustments to net assets allocated to contracts in payment period	—	—	(27,075)	(4,187)	—
Contract charges	(11,224)	(1,202)	(46,561)	(8,578)	(1,855)
Contract terminations:
Surrender benefits	(2,051,723)	(640,450)	(9,028,378)	(1,505,346)	(512,009)
Death benefits	(540,748)	(167,912)	(1,317,568)	(152,136)	(326,026)
Increase (decrease) from contract transactions	12,392,590	1,206,614	(8,188,668)	(2,060,942)	3,968,996
Net assets at beginning of year	49,122,495	11,532,219	66,262,905	13,655,597	12,264,514
Net assets at end of year	$66,276,731	$13,377,314	$61,669,850	$12,321,386	$17,326,413

Accumulation unit activity
Units outstanding at beginning of year	43,000,572	10,943,105	47,865,208	29,777,685	10,857,645
Contract purchase payments	5,920,562	1,401,512	625,005	656,788	2,812,544
Net transfers(1)	6,464,480	456,601	1,076,290	(1,521,323)	1,195,490
Transfers for policy loans	(2,218)	(516)	21,364	17,192	(614)
Contract charges	(9,364)	(1,103)	(32,276)	(18,048)	(1,561)
Contract terminations:
Surrender benefits	(1,701,536)	(587,608)	(6,282,431)	(3,148,129)	(429,349)
Death benefits	(450,507)	(153,719)	(950,042)	(322,845)	(275,953)
Units outstanding at end of year	53,221,989	12,058,272	42,323,118	25,441,320	14,158,202

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$318,221	$1,717,779	$123,656	$291,120	$(1,153,564)
Net realized gain (loss) on sales of investments	(96,862)	(4,006,310)	(139,239)	(109,350)	9,388,799
Distributions from capital gains	—	—	—	94,325	—
Net change in unrealized appreciation or depreciation of investments	753,805	7,500,162	5,246,786	2,345,105	25,102,980
Net increase (decrease) in net assets resulting from operations	975,164	5,211,631	5,231,203	2,621,200	33,338,215

Contract transactions
Contract purchase payments	1,597,074	544,741	1,966,792	1,994,191	1,109,624
Net transfers(1)	840,822	(700,054)	(372,238)	466,599	(7,391,479)
Transfers for policy loans	(22,707)	4,667	(1,758)	180	4,662
Adjustments to net assets allocated to contracts in payment period	17,264	(29,929)	—	(8,852)	(19,238)
Contract charges	(2,507)	(193,724)	(6,310)	(6,425)	(113,412)
Contract terminations:
Surrender benefits	(704,660)	(9,988,385)	(1,423,801)	(915,231)	(15,434,421)
Death benefits	(408,446)	(1,792,216)	(344,853)	(123,098)	(883,844)
Increase (decrease) from contract transactions	1,316,840	(12,154,900)	(182,168)	1,407,364	(22,728,108)
Net assets at beginning of year	15,198,553	78,153,305	21,541,799	16,384,292	117,135,472
Net assets at end of year	$17,490,557	$71,210,036	$26,590,834	$20,412,856	$127,745,579

Accumulation unit activity
Units outstanding at beginning of year	12,668,690	53,141,391	13,884,741	15,778,271	86,650,501
Contract purchase payments	1,254,452	353,210	1,045,436	1,783,968	699,027
Net transfers(1)	673,894	(444,109)	(228,989)	427,268	(4,643,598)
Transfers for policy loans	(17,120)	3,098	(1,032)	158	4,367
Contract charges	(1,994)	(124,299)	(3,463)	(5,732)	(71,447)
Contract terminations:
Surrender benefits	(561,813)	(6,434,788)	(780,030)	(814,812)	(9,730,687)
Death benefits	(326,926)	(1,166,800)	(190,047)	(110,351)	(547,728)
Units outstanding at end of year	13,689,183	45,327,703	13,726,616	17,058,770	72,360,435

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	253

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2
Operations
Investment income (loss) — net	$(334,607)	$(140,327)	$(538,803)	$(175,799)	$(236,486)
Net realized gain (loss) on sales of investments	1,072,634	456,612	937,189	986,348	469,479
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,910,858	2,938,846	11,268,370	2,359,050	4,285,979
Net increase (decrease) in net assets resulting from operations	7,648,885	3,255,131	11,666,756	3,169,599	4,518,972

Contract transactions
Contract purchase payments	3,727,405	628,476	5,034,480	2,113,518	2,842,534
Net transfers(1)	(1,309,792)	(360,401)	1,831,485	909,941	205,500
Transfers for policy loans	(1,779)	(7,185)	7,345	(128)	(1,713)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,163)
Contract charges	(8,177)	(4,254)	(11,176)	(4,455)	(4,301)
Contract terminations:
Surrender benefits	(1,230,704)	(392,973)	(1,526,361)	(993,667)	(952,524)
Death benefits	(272,704)	(89,775)	(631,137)	(159,794)	(143,454)
Increase (decrease) from contract transactions	904,249	(226,112)	4,704,636	1,865,415	1,942,879
Net assets at beginning of year	25,300,521	10,602,839	40,268,081	11,789,330	17,678,231
Net assets at end of year	$33,853,655	$13,631,858	$56,639,473	$16,824,344	$24,140,082

Accumulation unit activity
Units outstanding at beginning of year	9,299,895	4,243,045	18,719,802	4,595,462	9,201,563
Contract purchase payments	1,159,302	211,589	1,978,468	673,638	1,284,865
Net transfers(1)	(410,878)	(115,771)	692,482	333,985	77,375
Transfers for policy loans	(508)	(2,208)	3,032	(30)	(767)
Contract charges	(2,565)	(1,433)	(4,513)	(1,446)	(1,971)
Contract terminations:
Surrender benefits	(382,634)	(139,455)	(620,559)	(318,404)	(437,463)
Death benefits	(86,326)	(30,373)	(268,869)	(55,204)	(68,037)
Units outstanding at end of year	9,576,286	4,165,394	20,499,843	5,228,001	10,055,565

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$115,277	$(451,787)	$(346,664)	$(55,038)	$(231,839)
Net realized gain (loss) on sales of investments	31,308	994,864	1,746,892	77,669	766,095
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	452,473	8,738,596	7,300,065	535,749	6,099,783
Net increase (decrease) in net assets resulting from operations	599,058	9,281,673	8,700,293	558,380	6,634,039

Contract transactions
Contract purchase payments	1,378,127	3,119,948	524,274	2,167,158	1,506,941
Net transfers(1)	2,355,793	960,867	2,900,741	2,907,024	(88,930)
Transfers for policy loans	2,745	(43)	(5,355)	(14,229)	(1,917)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,240)	—	—
Contract charges	(780)	(8,565)	(22,611)	(5,979)	(5,297)
Contract terminations:
Surrender benefits	(345,386)	(2,152,806)	(4,185,699)	(1,958,507)	(724,664)
Death benefits	(215,355)	(310,932)	(445,624)	(263,661)	(310,976)
Increase (decrease) from contract transactions	3,175,144	1,608,469	(1,237,514)	2,831,806	375,157
Net assets at beginning of year	7,493,344	34,904,932	32,900,750	22,852,710	16,427,129
Net assets at end of year	$11,267,546	$45,795,074	$40,363,529	$26,242,896	$23,436,325

Accumulation unit activity
Units outstanding at beginning of year	7,077,080	14,994,364	12,855,538	23,286,564	7,828,696
Contract purchase payments	1,226,647	1,146,921	180,339	2,192,093	563,926
Net transfers(1)	2,100,088	344,421	956,513	2,909,892	(29,652)
Transfers for policy loans	2,487	(29)	(2,181)	(14,382)	(739)
Contract charges	(709)	(3,160)	(7,618)	(5,970)	(1,994)
Contract terminations:
Surrender benefits	(311,037)	(806,100)	(1,399,515)	(1,963,461)	(272,479)
Death benefits	(191,786)	(121,209)	(145,650)	(263,130)	(131,617)
Units outstanding at end of year	9,902,770	15,555,208	12,437,426	26,141,606	7,956,141

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	255

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$352,942	$4,363,547	$(3,358,514)	$1,012,991	$2,334,721
Net realized gain (loss) on sales of investments	(119,438)	(741,535)	7,794,005	1,289,573	3,663,868
Distributions from capital gains	—	—	50,413,609	3,264,083	7,994,364
Net change in unrealized appreciation or depreciation of investments	1,472,994	4,292,625	57,197,770	3,987,356	8,498,317
Net increase (decrease) in net assets resulting from operations	1,706,498	7,914,637	112,046,870	9,554,003	22,491,270

Contract transactions
Contract purchase payments	380,649	769,094	20,018,519	233,999	683,981
Net transfers(1)	(11,840)	(23,893,884)	(19,152,895)	(956,049)	(2,760,082)
Transfers for policy loans	(97)	31,358	43,518	(4,699)	7,613
Adjustments to net assets allocated to contracts in payment period	(1,662)	49,457	(97,095)	(36,348)	(31,113)
Contract charges	(6,167)	(96,315)	(211,350)	(13,717)	(70,286)
Contract terminations:
Surrender benefits	(1,230,436)	(15,073,287)	(40,404,676)	(4,042,143)	(10,131,506)
Death benefits	(432,014)	(2,198,768)	(4,587,271)	(458,127)	(1,146,721)
Increase (decrease) from contract transactions	(1,301,567)	(40,412,345)	(44,391,250)	(5,277,084)	(13,448,114)
Net assets at beginning of year	13,347,843	142,449,062	388,930,520	35,296,968	84,454,960
Net assets at end of year	$13,752,774	$109,951,354	$456,586,140	$39,573,887	$93,498,116

Accumulation unit activity
Units outstanding at beginning of year	14,302,459	103,408,237	190,555,430	16,689,655	36,966,348
Contract purchase payments	374,594	540,258	8,408,974	95,783	261,990
Net transfers(1)	(16,699)	(16,690,436)	(7,924,509)	(391,413)	(1,080,545)
Transfers for policy loans	(21)	22,561	19,025	(1,398)	3,001
Contract charges	(6,071)	(67,227)	(88,112)	(5,667)	(26,990)
Contract terminations:
Surrender benefits	(1,210,049)	(10,491,975)	(16,751,077)	(1,670,833)	(3,890,163)
Death benefits	(433,286)	(1,556,532)	(1,924,229)	(186,444)	(441,811)
Units outstanding at end of year	13,010,927	75,164,886	172,295,502	14,529,683	31,791,830

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(48,803)	$(960,953)	$82,858	$268,954	$3,408,335
Net realized gain (loss) on sales of investments	1,134,173	681,304	193,485	1,529,752	15,788
Distributions from capital gains	8,016,429	41,064,934	390,433	1,822,292	1,148,354
Net change in unrealized appreciation or depreciation of investments	5,102,691	30,168,015	1,838,062	7,673,431	7,890,765
Net increase (decrease) in net assets resulting from operations	14,204,490	70,953,300	2,504,838	11,294,429	12,463,242

Contract transactions
Contract purchase payments	467,618	11,050,527	109,378	563,476	8,878,228
Net transfers(1)	(3,717,437)	(14,837,180)	(288,078)	(2,287,785)	26,447,162
Transfers for policy loans	29,473	24,037	10,531	21,667	(5,636)
Adjustments to net assets allocated to contracts in payment period	(158,783)	(105,169)	(10,637)	13,365	(42,517)
Contract charges	(23,750)	(271,752)	(3,607)	(33,833)	(49,325)
Contract terminations:
Surrender benefits	(6,745,016)	(34,623,398)	(913,480)	(5,442,188)	(11,379,559)
Death benefits	(601,356)	(3,718,521)	(87,387)	(473,998)	(1,839,031)
Increase (decrease) from contract transactions	(10,749,251)	(42,481,456)	(1,183,280)	(7,639,296)	22,009,322
Net assets at beginning of year	66,853,308	335,038,235	9,867,781	45,831,388	125,044,735
Net assets at end of year	$70,308,547	$363,510,079	$11,189,339	$49,486,521	$159,517,299

Accumulation unit activity
Units outstanding at beginning of year	10,955,368	109,797,081	6,601,060	28,283,691	116,492,414
Contract purchase payments	67,366	3,489,953	64,485	317,921	7,798,208
Net transfers(1)	(540,264)	(4,132,592)	(166,873)	(1,225,667)	23,101,714
Transfers for policy loans	4,265	4,094	6,109	10,579	(4,357)
Contract charges	(3,445)	(74,421)	(2,138)	(18,012)	(43,260)
Contract terminations:
Surrender benefits	(976,871)	(9,928,328)	(537,684)	(2,956,670)	(9,959,842)
Death benefits	(87,570)	(1,177,534)	(52,615)	(264,591)	(1,618,045)
Units outstanding at end of year	9,418,849	97,978,253	5,912,344	24,147,251	135,766,832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	257

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$1,425,564	$2,524,109	$749,882	$125,750	$(113,719)
Net realized gain (loss) on sales of investments	(935,182)	(103,925)	461,820	(1,542,939)	773,476
Distributions from capital gains	1,675,632	953,868	8,514,965	19,792,140	4,463,050
Net change in unrealized appreciation or depreciation of investments	13,358,454	4,505,507	7,295,493	7,950,440	27,289,166
Net increase (decrease) in net assets resulting from operations	15,524,468	7,879,559	17,022,160	26,325,391	32,411,973

Contract transactions
Contract purchase payments	899,196	4,256,488	2,622,932	5,115,922	798,092
Net transfers(1)	(1,968,677)	3,588,460	(3,967,609)	(1,633,381)	(5,077,484)
Transfers for policy loans	40,246	(12,013)	26,458	(1,381)	22,074
Adjustments to net assets allocated to contracts in payment period	(61,100)	(26,166)	47,603	33,780	(32,884)
Contract charges	(61,948)	(24,917)	(48,489)	(60,839)	(121,510)
Contract terminations:
Surrender benefits	(9,260,211)	(4,737,315)	(8,475,831)	(9,920,262)	(12,544,846)
Death benefits	(1,028,497)	(1,067,638)	(1,336,126)	(1,149,046)	(1,714,318)
Increase (decrease) from contract transactions	(11,440,991)	1,976,899	(11,131,062)	(7,615,207)	(18,670,876)
Net assets at beginning of year	76,097,377	52,750,436	83,956,800	107,885,609	112,625,005
Net assets at end of year	$80,180,854	$62,606,894	$89,847,898	$126,595,793	$126,366,102

Accumulation unit activity
Units outstanding at beginning of year	36,255,849	44,619,762	44,892,039	34,466,032	26,237,327
Contract purchase payments	398,754	3,284,227	1,284,173	1,598,187	161,820
Net transfers(1)	(710,597)	2,757,748	(1,933,011)	(316,287)	(1,001,199)
Transfers for policy loans	12,246	(9,360)	12,104	(2,487)	4,740
Contract charges	(24,207)	(19,292)	(22,669)	(16,227)	(24,088)
Contract terminations:
Surrender benefits	(4,009,309)	(3,648,235)	(4,028,837)	(2,760,089)	(2,457,547)
Death benefits	(463,929)	(834,690)	(676,298)	(302,413)	(347,624)
Units outstanding at end of year	31,458,807	46,150,160	39,527,501	32,666,716	22,573,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$97,477	$(20,175)	$368,041	$(448,729)	$5,711,127
Net realized gain (loss) on sales of investments	(41,697)	(25,044)	3,158,886	1,798,066	(2,044,428)
Distributions from capital gains	—	121,967	3,858,302	18,861,844	—
Net change in unrealized appreciation or depreciation of investments	351,645	1,149,998	16,386,962	13,512,547	17,611,558
Net increase (decrease) in net assets resulting from operations	407,425	1,226,746	23,772,191	33,723,728	21,278,257

Contract transactions
Contract purchase payments	863,299	47,616	663,085	4,862,662	3,377,274
Net transfers(1)	(38,629)	(133,650)	(5,370,019)	(940,712)	(9,552,932)
Transfers for policy loans	—	5,786	8,921	(6,984)	95,171
Adjustments to net assets allocated to contracts in payment period	(279)	(2,653)	(75,555)	(3,558)	152,983
Contract charges	(2,052)	(1,950)	(160,782)	(65,087)	(246,986)
Contract terminations:
Surrender benefits	(178,417)	(440,909)	(12,531,723)	(11,550,871)	(26,169,022)
Death benefits	(155,945)	(70,845)	(1,281,079)	(1,292,280)	(3,671,728)
Increase (decrease) from contract transactions	487,977	(596,605)	(18,747,152)	(8,996,830)	(36,015,240)
Net assets at beginning of year	5,394,323	5,327,210	105,192,151	114,539,342	234,872,032
Net assets at end of year	$6,289,725	$5,957,351	$110,217,190	$139,266,240	$220,135,049

Accumulation unit activity
Units outstanding at beginning of year	6,232,928	1,609,777	47,779,115	52,504,772	149,770,120
Contract purchase payments	950,486	12,600	262,137	1,963,265	2,094,370
Net transfers(1)	(45,119)	(31,676)	(2,135,708)	(402,373)	(5,794,156)
Transfers for policy loans	—	1,509	3,701	(3,037)	56,807
Contract charges	(2,253)	(518)	(63,805)	(24,976)	(147,909)
Contract terminations:
Surrender benefits	(194,295)	(116,804)	(5,005,200)	(4,433,480)	(15,725,387)
Death benefits	(172,562)	(18,620)	(517,854)	(516,285)	(2,233,763)
Units outstanding at end of year	6,769,185	1,456,268	40,322,386	49,087,886	128,020,082

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	259

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco Opp VI Main St, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$(6,253)	$(913,009)	$(105,546)	$(410,876)	$(413,694)
Net realized gain (loss) on sales of investments	(29,663)	(65,421)	574,621	2,761,184	(762,038)
Distributions from capital gains	492,471	8,709,257	1,789,710	6,771,128	—
Net change in unrealized appreciation or depreciation of investments	359,055	12,340,520	1,550,293	4,957,297	6,124,842
Net increase (decrease) in net assets resulting from operations	815,610	20,071,347	3,809,078	14,078,733	4,949,110

Contract transactions
Contract purchase payments	30,882	3,669,781	94,207	260,326	2,327,638
Net transfers(1)	(46,913)	(5,463,554)	(489,372)	(2,374,575)	(2,240,049)
Transfers for policy loans	807	363	26,134	12,286	7,822
Adjustments to net assets allocated to contracts in payment period	—	(8,791)	(2,074)	(1,470)	(23,909)
Contract charges	(1,482)	(43,004)	(5,883)	(130,043)	(14,193)
Contract terminations:
Surrender benefits	(458,338)	(7,640,168)	(1,188,406)	(5,155,148)	(2,996,097)
Death benefits	(36,874)	(941,535)	(91,153)	(540,705)	(640,969)
Increase (decrease) from contract transactions	(511,918)	(10,426,908)	(1,656,547)	(7,929,329)	(3,579,757)
Net assets at beginning of year	2,908,850	84,592,959	11,336,289	42,680,833	37,768,116
Net assets at end of year	$3,212,542	$94,237,398	$13,488,820	$48,830,237	$39,137,469

Accumulation unit activity
Units outstanding at beginning of year	2,955,644	35,518,289	6,121,245	23,543,322	34,792,291
Contract purchase payments	26,545	1,331,748	42,764	120,104	2,004,045
Net transfers(1)	(46,236)	(5,943,304)	(219,005)	(1,076,555)	(1,938,181)
Transfers for policy loans	689	1,023	11,752	5,663	6,826
Contract charges	(1,257)	(15,332)	(2,667)	(59,699)	(12,106)
Contract terminations:
Surrender benefits	(402,390)	1,172,534	(542,447)	(2,365,045)	(2,557,683)
Death benefits	(30,549)	(346,956)	(41,765)	(252,269)	(571,128)
Units outstanding at end of year	2,502,446	31,718,002	5,369,877	19,915,521	31,724,064

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

260	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$889,484	$(223,356)	$465,935	$224,599	$(378,321)
Net realized gain (loss) on sales of investments	3,565,899	2,325,501	982,372	700,065	(260,909)
Distributions from capital gains	14,564,455	7,987,393	1,250,676	758,899	1,021,722
Net change in unrealized appreciation or depreciation of investments	5,180,457	6,534,507	2,429,370	1,441,324	10,662,567
Net increase (decrease) in net assets resulting from operations	24,200,295	16,624,045	5,128,353	3,124,887	11,045,059

Contract transactions
Contract purchase payments	831,142	530,874	179,615	154,462	516,922
Net transfers(1)	(4,150,213)	(1,753,125)	(836,355)	(1,051,694)	(2,432,966)
Transfers for policy loans	17,044	60,537	(2,448)	1,724	7,160
Adjustments to net assets allocated to contracts in payment period	25,640	(245,225)	(1,987)	(3,961)	(13,354)
Contract charges	(222,703)	(42,582)	(16,142)	(9,349)	(25,462)
Contract terminations:
Surrender benefits	(13,515,962)	(5,554,486)	(2,639,592)	(2,471,749)	(4,620,304)
Death benefits	(1,930,814)	(1,265,171)	(314,880)	(358,960)	(429,609)
Increase (decrease) from contract transactions	(18,945,866)	(8,269,178)	(3,631,789)	(3,739,527)	(6,997,613)
Net assets at beginning of year	108,556,040	63,496,049	23,127,489	14,808,504	39,353,533
Net assets at end of year	$113,810,469	$71,850,916	$24,624,053	$14,193,864	$43,400,979

Accumulation unit activity
Units outstanding at beginning of year	50,584,292	20,442,841	12,965,379	8,526,807	17,734,750
Contract purchase payments	346,875	149,852	88,783	79,123	208,494
Net transfers(1)	(1,682,072)	(488,823)	(444,911)	(550,962)	(965,649)
Transfers for policy loans	7,968	17,203	(1,217)	863	3,393
Contract charges	(89,941)	(12,004)	(7,963)	(4,775)	(10,266)
Contract terminations:
Surrender benefits	(5,593,936)	(1,564,360)	(1,306,039)	(1,261,442)	(1,846,751)
Death benefits	(816,187)	(346,595)	(157,954)	(179,976)	(173,095)
Units outstanding at end of year	42,756,999	18,198,114	11,136,078	6,609,638	14,950,876

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	261

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$195,368	$(204,174)	$163,925	$373,828	$(131,870)
Net realized gain (loss) on sales of investments	2,339,645	1,378,697	(387,963)	192,878	975,087
Distributions from capital gains	3,538,698	2,015,564	622,343	1,211,476	1,067,999
Net change in unrealized appreciation or depreciation of investments	7,365,769	3,805,621	2,452,896	7,189,369	2,885,880
Net increase (decrease) in net assets resulting from operations	13,439,480	6,995,708	2,851,201	8,967,551	4,797,096

Contract transactions
Contract purchase payments	631,308	191,269	752,650	10,883,595	130,447
Net transfers(1)	(3,753,096)	(751,578)	(542,960)	18,645,938	(296,629)
Transfers for policy loans	13,323	2,442	(2,640)	(10,917)	2,308
Adjustments to net assets allocated to contracts in payment period	(15,511)	4,253	(81,160)	8,481	(7,824)
Contract charges	(49,143)	(29,617)	(6,211)	(16,894)	(6,625)
Contract terminations:
Surrender benefits	(6,662,679)	(2,436,312)	(1,303,970)	(1,807,756)	(1,748,977)
Death benefits	(781,506)	(201,178)	(224,656)	(256,469)	(157,740)
Increase (decrease) from contract transactions	(10,617,304)	(3,220,721)	(1,408,947)	27,445,978	(2,085,040)
Net assets at beginning of year	53,415,189	21,263,792	14,603,826	31,839,429	14,620,727
Net assets at end of year	$56,237,365	$25,038,779	$16,046,080	$68,252,958	$17,332,783

Accumulation unit activity
Units outstanding at beginning of year	33,586,261	12,085,092	13,310,240	32,122,826	8,645,766
Contract purchase payments	345,092	88,699	623,119	9,814,305	63,243
Net transfers(1)	(2,047,453)	(351,373)	(465,306)	16,892,402	(137,320)
Transfers for policy loans	7,947	1,121	(2,251)	(9,587)	1,443
Contract charges	(27,257)	(13,995)	(5,148)	(15,299)	(3,198)
Contract terminations:
Surrender benefits	(3,653,532)	(1,161,538)	(1,081,442)	(1,617,673)	(846,806)
Death benefits	(420,682)	(98,449)	(192,689)	(238,264)	(78,509)
Units outstanding at end of year	27,790,376	10,549,557	12,186,523	56,948,710	7,644,619

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$843,225	$(221,007)	$195,806	$(326,661)	$(211,410)
Net realized gain (loss) on sales of investments	(39,559)	2,077,118	(668,096)	2,176,519	43,884
Distributions from capital gains	—	1,922,558	—	5,104,724	27,936
Net change in unrealized appreciation or depreciation of investments	2,677,494	5,537,878	5,083,409	6,795,542	3,247,692
Net increase (decrease) in net assets resulting from operations	3,481,160	9,316,547	4,611,119	13,750,124	3,108,102

Contract transactions
Contract purchase payments	2,747,224	219,021	268,868	2,544,911	729,449
Net transfers(1)	5,436,152	(228,692)	(1,108,720)	(1,231,020)	(395,422)
Transfers for policy loans	1,727	5,142	6,069	3,339	4,060
Adjustments to net assets allocated to contracts in payment period	(5,191)	(86,647)	(8,813)	14,952	—
Contract charges	(13,353)	(11,853)	(11,292)	(60,060)	(8,296)
Contract terminations:
Surrender benefits	(4,035,591)	(2,930,729)	(2,106,583)	(5,280,425)	(1,312,132)
Death benefits	(498,428)	(361,571)	(165,368)	(319,854)	(141,206)
Increase (decrease) from contract transactions	3,632,540	(3,395,329)	(3,125,839)	(4,328,157)	(1,123,547)
Net assets at beginning of year	41,906,651	22,441,044	19,487,255	42,066,669	19,245,288
Net assets at end of year	$49,020,351	$28,362,262	$20,972,535	$51,488,636	$21,229,843

Accumulation unit activity
Units outstanding at beginning of year	41,077,354	15,070,042	15,915,396	21,976,193	15,222,283
Contract purchase payments	2,549,134	117,547	197,388	1,107,373	524,698
Net transfers(1)	5,025,045	(95,796)	(790,135)	(521,547)	(283,962)
Transfers for policy loans	1,593	3,013	4,953	1,716	2,899
Contract charges	(12,435)	(6,217)	(8,274)	(26,343)	(5,954)
Contract terminations:
Surrender benefits	(3,749,744)	(1,589,925)	(1,534,559)	(2,271,139)	(944,009)
Death benefits	(466,065)	(196,597)	(120,739)	(142,456)	(103,615)
Units outstanding at end of year	44,424,882	13,302,067	13,664,030	20,123,797	14,412,340

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	263

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(344,323)	$(295,892)	$4,627,847	$(548,730)	$479,559
Net realized gain (loss) on sales of investments	1,670,038	826,908	4,664,441	765,714	884,591
Distributions from capital gains	4,828,435	6,788,324	491,272	8,130,098	1,393,301
Net change in unrealized appreciation or depreciation of investments	13,398,468	3,995,868	24,491,774	7,336,155	1,732,463
Net increase (decrease) in net assets resulting from operations	19,552,618	11,315,208	34,275,334	15,683,237	4,489,914

Contract transactions
Contract purchase payments	448,676	229,777	5,495,835	4,391,325	273,275
Net transfers(1)	395,904	452,348	75,628	4,114,438	(1,534,088)
Transfers for policy loans	10,427	13,866	37,526	(9,389)	(10,997)
Adjustments to net assets allocated to contracts in payment period	(69,752)	9,539	(20,171)	(8,034)	(4,789)
Contract charges	(33,965)	(23,437)	(94,512)	(26,555)	(23,902)
Contract terminations:
Surrender benefits	(7,200,820)	(3,426,369)	(17,578,666)	(4,770,078)	(3,856,306)
Death benefits	(755,659)	(521,854)	(3,657,758)	(482,870)	(355,019)
Increase (decrease) from contract transactions	(7,205,189)	(3,266,130)	(15,742,118)	3,208,837	(5,511,826)
Net assets at beginning of year	53,770,033	29,201,205	151,014,970	39,637,381	27,834,034
Net assets at end of year	$66,117,462	$37,250,283	$169,548,186	$58,529,455	$26,812,122

Accumulation unit activity
Units outstanding at beginning of year	41,338,981	12,559,626	51,316,915	17,284,369	20,200,107
Contract purchase payments	286,922	79,078	1,638,904	1,468,235	176,861
Net transfers(1)	189,161	156,654	104,702	1,448,989	(997,508)
Transfers for policy loans	6,685	4,929	9,821	(2,865)	(6,964)
Contract charges	(21,558)	(8,080)	(27,400)	(8,769)	(15,442)
Contract terminations:
Surrender benefits	(4,554,741)	(1,178,476)	(5,205,102)	(1,557,362)	(2,486,428)
Death benefits	(468,471)	(185,787)	(1,086,955)	(162,206)	(234,526)
Units outstanding at end of year	36,776,979	11,427,944	46,750,885	18,470,391	16,636,100

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$(87,340)	$(77,696)	$(35,012)	$1,237,225	$51,037
Net realized gain (loss) on sales of investments	403,564	213,608	(11,309)	(483,614)	5,838
Distributions from capital gains	447,172	603,948	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,852,742	1,504,244	548,506	6,219,903	657,372
Net increase (decrease) in net assets resulting from operations	2,616,138	2,244,104	502,185	6,973,514	714,247

Contract transactions
Contract purchase payments	106,087	1,214,313	403,413	1,006,501	261,744
Net transfers(1)	(602,367)	641,920	(47,773)	(3,413,798)	147,103
Transfers for policy loans	369	11,167	(632)	20,470	1,314
Adjustments to net assets allocated to contracts in payment period	(132)	—	—	52,929	3,160
Contract charges	(14,301)	(4,271)	(1,427)	(68,519)	(1,394)
Contract terminations:
Surrender benefits	(1,706,241)	(525,468)	(108,951)	(7,377,681)	(325,441)
Death benefits	(64,257)	(343,853)	(47,713)	(1,351,364)	(55,156)
Increase (decrease) from contract transactions	(2,280,842)	993,808	196,917	(11,131,462)	31,330
Net assets at beginning of year	10,776,558	8,768,116	3,586,425	70,330,570	4,552,922
Net assets at end of year	$11,111,854	$12,006,028	$4,285,527	$66,172,622	$5,298,499

Accumulation unit activity
Units outstanding at beginning of year	9,711,952	4,186,669	4,045,003	46,371,945	4,395,447
Contract purchase payments	84,478	514,048	417,874	639,348	228,267
Net transfers(1)	(472,455)	286,729	(57,314)	(2,151,467)	126,951
Transfers for policy loans	337	4,702	(663)	12,983	1,155
Contract charges	(11,246)	(1,808)	(1,510)	(42,620)	(1,234)
Contract terminations:
Surrender benefits	(1,337,870)	(225,103)	(114,254)	(4,576,628)	(286,200)
Death benefits	(51,489)	(175,113)	(49,466)	(925,791)	(49,500)
Units outstanding at end of year	7,923,707	4,590,124	4,239,670	39,327,770	4,414,886

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	265

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$663,697	$(196,862)	$65,394	$(400,718)	$(121,477)
Net realized gain (loss) on sales of investments	(5,753)	(201,868)	51,439	2,177,591	1,140,412
Distributions from capital gains	—	1,106,658	21,033	9,643,995	4,322,056
Net change in unrealized appreciation or depreciation of investments	1,612,147	5,102,761	2,330,403	8,791,055	3,513,778
Net increase (decrease) in net assets resulting from operations	2,270,091	5,810,689	2,468,269	20,211,923	8,854,769

Contract transactions
Contract purchase payments	4,037,681	195,805	123,787	441,921	251,561
Net transfers(1)	10,080,471	(1,935,567)	(709,651)	(1,685,208)	(436,127)
Transfers for policy loans	(5,015)	11,362	35,104	52,386	(12,754)
Adjustments to net assets allocated to contracts in payment period	—	1,852	833	(48,761)	8,059
Contract charges	(11,000)	(16,819)	(7,636)	(41,660)	(19,139)
Contract terminations:
Surrender benefits	(2,383,698)	(2,532,350)	(1,147,794)	(4,963,316)	(2,477,741)
Death benefits	(1,130,908)	(322,894)	(91,939)	(865,623)	(152,692)
Increase (decrease) from contract transactions	10,587,531	(4,598,611)	(1,797,296)	(7,110,261)	(2,838,833)
Net assets at beginning of year	30,434,688	22,464,995	10,945,737	60,058,812	26,028,826
Net assets at end of year	$43,292,310	$23,677,073	$11,616,710	$73,160,474	$32,044,762

Accumulation unit activity
Units outstanding at beginning of year	29,874,494	8,767,014	7,342,240	18,846,164	10,469,712
Contract purchase payments	3,784,272	68,841	73,068	115,799	84,543
Net transfers(1)	9,297,606	(678,643)	(424,404)	(437,239)	(141,311)
Transfers for policy loans	(4,493)	3,956	20,967	14,000	(3,696)
Contract charges	(10,283)	(5,954)	(4,528)	(10,872)	(6,395)
Contract terminations:
Surrender benefits	(2,229,687)	(890,268)	(678,702)	(1,295,783)	(822,371)
Death benefits	(1,064,439)	(115,517)	(54,704)	(227,559)	(50,845)
Units outstanding at end of year	39,647,470	7,149,429	6,273,937	17,004,510	9,529,637

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

266	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(97,843)	$2,258,061	$(63,852)	$(167,362)	$(10,100,893)
Net realized gain (loss) on sales of investments	73,351	(423,461)	(130,564)	79,354	62,348,145
Distributions from capital gains	1,056,731	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	945,071	(1,505,645)	1,416,558	5,098,257	138,307,180
Net increase (decrease) in net assets resulting from operations	1,977,310	328,955	1,222,142	5,010,249	190,554,432

Contract transactions
Contract purchase payments	128,573	1,694,578	105,287	3,383,810	27,905,740
Net transfers(1)	(402,569)	(544,823)	(739,235)	(75,277)	(85,290,010)
Transfers for policy loans	15,193	(14,724)	6,625	2,820	(73,321)
Adjustments to net assets allocated to contracts in payment period	(9,172)	—	(16,521)	5	(193,514)
Contract charges	(4,497)	(10,265)	(4,725)	(5,556)	(7,294,139)
Contract terminations:
Surrender benefits	(1,131,302)	(2,770,903)	(1,244,082)	(910,217)	(66,989,844)
Death benefits	(143,455)	(685,505)	(121,754)	(167,331)	(8,526,894)
Increase (decrease) from contract transactions	(1,547,229)	(2,331,642)	(2,014,405)	2,228,254	(140,461,982)
Net assets at beginning of year	11,343,337	36,360,511	11,380,653	12,411,037	983,659,658
Net assets at end of year	$11,773,418	$34,357,824	$10,588,390	$19,649,540	$1,033,752,108

Accumulation unit activity
Units outstanding at beginning of year	2,779,118	37,431,186	3,675,974	17,187,511	589,593,461
Contract purchase payments	28,534	1,726,502	32,068	3,953,456	15,045,237
Net transfers(1)	(91,948)	(567,025)	(231,057)	(2,799)	(45,538,250)
Transfers for policy loans	3,413	(14,904)	2,242	3,639	(40,968)
Contract charges	(1,009)	(10,416)	(1,445)	(6,651)	(3,905,417)
Contract terminations:
Surrender benefits	(254,201)	(2,800,829)	(376,555)	(1,078,730)	(35,797,249)
Death benefits	(32,524)	(699,169)	(38,297)	(198,011)	(4,575,275)
Units outstanding at end of year	2,431,383	35,065,345	3,062,930	19,858,415	514,781,539

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	267

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(5,747,960)	$(4,328,534)	$(4,316,300)	$(1,390,709)	$(1,208,651)
Net realized gain (loss) on sales of investments	63,873,181	10,915,841	19,489,054	207,618	288,034
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	58,371,754	30,709,319	25,907,320	19,091,039	18,690,035
Net increase (decrease) in net assets resulting from operations	116,496,975	37,296,626	41,080,074	17,907,948	17,769,418

Contract transactions
Contract purchase payments	6,103,246	18,747,940	980,377	34,194,997	59,361,577
Net transfers(1)	(37,527,818)	74,999,267	41,878,039	38,413,178	26,041,417
Transfers for policy loans	(15,410)	(43,472)	(29,363)	1,261	—
Adjustments to net assets allocated to contracts in payment period	—	(82,480)	—	—	308,993
Contract charges	(3,135,037)	(2,828,530)	(2,643,951)	(1,596,281)	(1,139,846)
Contract terminations:
Surrender benefits	(88,025,019)	(49,267,555)	(72,379,833)	(3,397,461)	(2,727,123)
Death benefits	(2,474,139)	(13,059,276)	(16,618,442)	(598,670)	(655,498)
Increase (decrease) from contract transactions	(125,074,177)	28,465,894	(48,813,173)	67,017,024	81,189,520
Net assets at beginning of year	609,396,555	387,056,518	446,020,617	92,980,353	72,134,759
Net assets at end of year	$600,819,353	$452,819,038	$438,287,518	$177,905,325	$171,093,697

Accumulation unit activity
Units outstanding at beginning of year	364,027,587	313,974,267	359,816,381	95,804,308	72,407,966
Contract purchase payments	3,263,928	14,206,799	750,497	32,314,615	54,205,698
Net transfers(1)	(19,834,371)	56,360,313	31,455,174	36,650,586	23,803,713
Transfers for policy loans	(6,222)	(33,054)	(20,748)	1,141	—
Contract charges	(1,674,546)	(2,147,236)	(2,007,441)	(1,502,737)	(1,031,773)
Contract terminations:
Surrender benefits	(46,819,264)	(37,632,075)	(54,890,422)	(3,202,295)	(2,478,780)
Death benefits	(1,327,745)	(10,148,299)	(12,707,146)	(565,571)	(582,292)
Units outstanding at end of year	297,629,367	334,580,715	322,396,295	159,500,047	146,324,532

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(4,514,964)	$(13,032,704)	$(99,981,949)	$(136,084,629)	$(67,478,690)
Net realized gain (loss) on sales of investments	4,816,082	11,722,233	103,822,423	162,234,391	154,517,089
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	43,487,955	152,589,543	1,559,840,189	1,828,736,377	839,108,596
Net increase (decrease) in net assets resulting from operations	43,789,073	151,279,072	1,563,680,663	1,854,886,139	926,146,995

Contract transactions
Contract purchase payments	22,347,339	50,496,204	811,117,177	548,764,291	299,906,783
Net transfers(1)	111,650,561	79,709,510	(285,313,418)	(250,569,937)	185,184,157
Transfers for policy loans	2,988	(35,498)	(30,787)	(77,801)	19,003
Adjustments to net assets allocated to contracts in payment period	—	(96,395)	(183,714)	300,970	118,292
Contract charges	(5,686,087)	(15,737,245)	(126,985,571)	(176,193,177)	(58,818,448)
Contract terminations:
Surrender benefits	(34,538,874)	(49,796,375)	(393,242,279)	(515,962,734)	(527,135,791)
Death benefits	(3,111,858)	(13,534,506)	(38,727,292)	(79,878,168)	(81,319,548)
Increase (decrease) from contract transactions	90,664,069	51,005,695	(33,365,884)	(473,616,556)	(182,045,552)
Net assets at beginning of year	377,187,591	1,166,104,756	9,161,188,993	12,547,330,122	6,252,850,471
Net assets at end of year	$511,640,733	$1,368,389,523	$10,691,503,772	$13,928,599,705	$6,996,951,914

Accumulation unit activity
Units outstanding at beginning of year	352,073,356	1,045,271,928	7,690,166,452	10,282,670,322	4,279,588,931
Contract purchase payments	19,594,431	42,030,513	609,970,301	407,110,936	187,260,711
Net transfers(1)	97,291,836	65,524,483	(220,209,214)	(190,560,543)	115,836,364
Transfers for policy loans	2,490	(29,723)	(22,141)	(58,670)	16,186
Contract charges	(4,972,020)	(13,050,155)	(96,284,723)	(131,980,932)	(36,781,208)
Contract terminations:
Surrender benefits	(30,275,159)	(41,599,670)	(305,218,300)	(391,615,042)	(330,333,469)
Death benefits	(2,741,576)	(11,340,574)	(29,712,483)	(60,146,605)	(51,489,854)
Units outstanding at end of year	430,973,358	1,086,806,802	7,648,689,892	9,915,419,466	4,164,097,661

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	269

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(67,664,530)	$(32,149,980)	$(19,956,039)	$(12,640,106)	$(12,700,276)
Net realized gain (loss) on sales of investments	466,267,875	186,872,702	248,354,113	32,511,139	72,229,320
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	608,176,295	370,818,198	124,674,399	120,770,235	94,120,497
Net increase (decrease) in net assets resulting from operations	1,006,779,640	525,540,920	353,072,473	140,641,268	153,649,541

Contract transactions
Contract purchase payments	13,267,927	82,870,244	14,693,977	50,085,080	1,923,332
Net transfers(1)	(34,798,379)	(241,216,280)	(139,039,670)	84,534,551	29,542,054
Transfers for policy loans	280,640	108,351	270,116	47,115	44,022
Adjustments to net assets allocated to contracts in payment period	—	(291,740)	—	(111,053)	—
Contract charges	(48,052,065)	(24,467,292)	(10,857,362)	(8,046,306)	(7,551,370)
Contract terminations:
Surrender benefits	(864,644,772)	(234,252,960)	(362,233,938)	(100,572,171)	(158,701,945)
Death benefits	(94,744,474)	(22,908,315)	(13,940,390)	(29,654,282)	(36,414,677)
Increase (decrease) from contract transactions	(1,028,691,123)	(440,157,992)	(511,107,267)	(3,717,066)	(171,158,584)
Net assets at beginning of year	7,036,347,572	3,155,125,531	2,188,002,158	1,148,665,107	1,304,636,677
Net assets at end of year	$7,014,436,089	$3,240,508,459	$2,029,967,364	$1,285,589,309	$1,287,127,634

Accumulation unit activity
Units outstanding at beginning of year	4,786,697,083	2,013,547,844	1,388,678,433	857,276,495	966,530,813
Contract purchase payments	8,288,359	48,100,583	8,456,719	34,701,401	1,328,701
Net transfers(1)	(21,887,288)	(139,665,455)	(80,172,028)	57,848,811	20,035,204
Transfers for policy loans	172,888	64,514	154,388	33,734	30,026
Contract charges	(29,943,563)	(14,112,491)	(6,249,172)	(5,552,667)	(5,192,372)
Contract terminations:
Surrender benefits	(537,508,967)	(135,411,668)	(207,516,021)	(69,860,012)	(109,064,962)
Death benefits	(59,239,378)	(13,122,148)	(8,053,638)	(20,914,471)	(25,236,249)
Units outstanding at end of year	4,146,579,134	1,759,401,179	1,095,298,681	853,533,291	848,431,161

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$93,517	$(114,434)	$(221,586)	$99,536	$(46,804)
Net realized gain (loss) on sales of investments	3,790	445,288	2,783,964	(82,755)	(531,614)
Distributions from capital gains	—	—	—	105,331	945,561
Net change in unrealized appreciation or depreciation of investments	512,709	1,806,903	2,858,824	940,156	5,797,618
Net increase (decrease) in net assets resulting from operations	610,016	2,137,757	5,421,202	1,062,268	6,164,761

Contract transactions
Contract purchase payments	1,022,495	473,882	136,663	878,913	1,792,321
Net transfers(1)	1,123,205	(440,629)	(1,546,803)	(70,906)	(1,874,574)
Transfers for policy loans	449	1,247	(4,630)	352	(6,894)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,971)	—	—
Contract charges	(1,451)	(2,826)	(52,229)	(1,274)	(5,928)
Contract terminations:
Surrender benefits	(396,887)	(612,642)	(2,979,202)	(486,136)	(951,580)
Death benefits	(113,692)	(125,645)	(256,859)	(166,822)	(514,496)
Increase (decrease) from contract transactions	1,634,119	(706,613)	(4,707,031)	154,127	(1,561,151)
Net assets at beginning of year	8,352,842	8,796,258	23,145,851	6,132,259	25,304,732
Net assets at end of year	$10,596,977	$10,227,402	$23,860,022	$7,348,654	$29,908,342

Accumulation unit activity
Units outstanding at beginning of year	7,523,830	4,552,303	13,453,677	4,959,577	19,459,464
Contract purchase payments	869,402	215,423	69,430	637,715	1,221,359
Net transfers(1)	941,754	(188,994)	(777,983)	(43,535)	(1,263,179)
Transfers for policy loans	388	554	(2,086)	266	(4,600)
Contract charges	(1,265)	(1,271)	(26,482)	(941)	(4,095)
Contract terminations:
Surrender benefits	(341,258)	(275,135)	(1,505,479)	(359,846)	(652,883)
Death benefits	(98,766)	(58,683)	(132,964)	(122,372)	(366,173)
Units outstanding at end of year	8,894,085	4,244,197	11,078,113	5,070,864	18,389,893

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	271

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$485,073	$(91,356)	$(71,620)	$(565,348)	$(1,947,185)
Net realized gain (loss) on sales of investments	(221,273)	133,867	90,190	4,930,008	1,136,823
Distributions from capital gains	574,763	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,310,241	1,366,262	1,049,057	6,637,844	23,805,305
Net increase (decrease) in net assets resulting from operations	2,148,804	1,408,773	1,067,627	11,002,504	22,994,943

Contract transactions
Contract purchase payments	1,934,329	1,396,610	655,979	496,858	39,495,487
Net transfers(1)	249,794	(33,105)	13,652	(990,109)	82,891,906
Transfers for policy loans	2,845	(437)	1,303	22,384	(2,515)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(40,645)	(11,375)
Contract charges	(4,073)	(1,638)	(1,160)	(130,401)	(2,092,762)
Contract terminations:
Surrender benefits	(450,799)	(253,144)	(269,130)	(7,085,045)	(6,370,739)
Death benefits	(425,517)	(16,778)	(94,212)	(750,885)	(719,693)
Increase (decrease) from contract transactions	1,306,579	1,091,508	306,432	(8,477,843)	113,190,309
Net assets at beginning of year	17,296,375	6,889,884	5,753,939	61,363,084	128,176,288
Net assets at end of year	$20,751,758	$9,390,165	$7,127,998	$63,887,745	$264,361,540

Accumulation unit activity
Units outstanding at beginning of year	14,983,689	3,356,085	3,283,029	22,960,816	119,444,348
Contract purchase payments	1,576,926	598,579	333,953	168,894	33,974,703
Net transfers(1)	210,090	(14,769)	8,016	(335,686)	71,292,866
Transfers for policy loans	2,327	(178)	668	7,165	(2,152)
Contract charges	(3,328)	(697)	(591)	(44,314)	(1,796,286)
Contract terminations:
Surrender benefits	(366,745)	(109,018)	(137,294)	(2,425,344)	(5,500,276)
Death benefits	(358,379)	(7,334)	(50,109)	(247,503)	(608,036)
Units outstanding at end of year	16,044,580	3,822,668	3,437,672	20,084,028	216,805,167

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(22,420,297)	$(14,260,310)	$(173,026)	$(1,556,015)	$56,782
Net realized gain (loss) on sales of investments	3,571,635	3,102,548	(4,122,215)	(8,642,320)	1,083,171
Distributions from capital gains	—	—	15,537,036	43,932,389	1,527,036
Net change in unrealized appreciation or depreciation of investments	391,266,379	216,991,953	31,451,422	30,693,484	1,518,956
Net increase (decrease) in net assets resulting from operations	372,417,717	205,834,191	42,693,217	64,427,538	4,185,945

Contract transactions
Contract purchase payments	619,681,288	293,721,579	1,732,832	2,067,249	142,334
Net transfers(1)	349,000,749	199,675,579	(9,418,219)	(10,954,306)	(690,362)
Transfers for policy loans	(2,429)	6,050	59,024	5,191	9,175
Adjustments to net assets allocated to contracts in payment period	—	309,473	(58,471)	(90,687)	(44,305)
Contract charges	(26,136,874)	(16,322,568)	(157,366)	(196,450)	(15,489)
Contract terminations:
Surrender benefits	(59,952,262)	(33,542,489)	(19,662,719)	(26,062,722)	(2,676,579)
Death benefits	(9,041,135)	(6,109,831)	(1,667,630)	(2,932,278)	(104,427)
Increase (decrease) from contract transactions	873,549,337	437,737,793	(29,172,549)	(38,164,003)	(3,379,653)
Net assets at beginning of year	1,616,519,568	1,074,952,586	160,984,074	227,464,026	22,592,665
Net assets at end of year	$2,862,486,622	$1,718,524,570	$174,504,742	$253,727,561	$23,398,957

Accumulation unit activity
Units outstanding at beginning of year	1,403,048,953	965,849,737	60,391,044	63,796,293	9,481,485
Contract purchase payments	483,176,721	240,483,103	617,349	527,245	53,909
Net transfers(1)	275,310,194	165,894,153	(3,173,414)	(2,560,310)	(241,703)
Transfers for policy loans	(1,596)	5,651	15,311	2,461	3,515
Contract charges	(20,370,872)	(13,358,502)	(51,151)	(46,409)	(6,020)
Contract terminations:
Surrender benefits	(46,772,432)	(27,521,361)	(6,588,167)	(6,361,598)	(1,021,095)
Death benefits	(7,005,627)	(5,005,270)	(549,130)	(715,491)	(39,928)
Units outstanding at end of year	2,087,385,341	1,326,347,511	50,661,842	54,642,191	8,230,163

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	273

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$843,853	$(322,496)	$(811,149)	$429,495
Net realized gain (loss) on sales of investments	(3,123,209)	1,457,544	1,162,651	(52,524)
Distributions from capital gains	12,494,091	5,465,698	13,428,346	—
Net change in unrealized appreciation or depreciation of investments	(6,130,603)	6,039,488	3,019,890	777,342
Net increase (decrease) in net assets resulting from operations	4,084,132	12,640,234	16,799,738	1,154,313

Contract transactions
Contract purchase payments	346,001	1,030,512	3,851,485	778,163
Net transfers(1)	23,712	(3,055,715)	(1,577,219)	1,057,294
Transfers for policy loans	12,328	14,530	(8,976)	583
Adjustments to net assets allocated to contracts in payment period	36,670	(57,475)	17,907	(901)
Contract charges	(35,844)	(29,153)	(37,167)	(3,250)
Contract terminations:
Surrender benefits	(3,393,015)	(4,971,877)	(8,143,991)	(512,824)
Death benefits	(314,231)	(294,672)	(887,860)	(192,973)
Increase (decrease) from contract transactions	(3,324,379)	(7,363,850)	(6,785,821)	1,126,092
Net assets at beginning of year	29,639,888	44,290,068	72,560,660	8,870,412
Net assets at end of year	$30,399,641	$49,566,452	$82,574,577	$11,150,817

Accumulation unit activity
Units outstanding at beginning of year	20,982,474	17,378,084	26,760,578	8,317,671
Contract purchase payments	236,575	352,333	1,228,995	668,004
Net transfers(1)	46,225	(1,047,890)	(481,149)	864,290
Transfers for policy loans	8,568	5,502	(4,078)	496
Contract charges	(25,249)	(9,444)	(11,620)	(2,799)
Contract terminations:
Surrender benefits	(2,249,315)	(1,659,184)	(2,585,764)	(440,082)
Death benefits	(216,517)	(98,366)	(290,798)	(167,258)
Units outstanding at end of year	18,782,761	14,921,035	24,616,164	9,240,322

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

274	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	275

and liabilities as of December 31, 2020, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)

276	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)(1)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP Loomis Sayles Gro, Cl 2	CTIVP® – Loomis Sayles Growth Fund (Class 2)
CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2)(2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Inv Opp VI Dis Mid Cap Gro, Ser I

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares(3)
(effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares)

Inv Opp VI Dis Mid Cap Gro, Ser II

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series II Shares(3)
(effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares)

Invesco Opp VI Global, Ser II	Invesco Oppenheimer V.I. Global Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Fund, Series II Shares)
Inves Opp VI Gbl Strat Inc, Ser II	Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Strategic Income Fund, Series II Shares)
Invesco Opp VI Main St, Ser II	Invesco Oppenheimer V.I. Main Street Fund®, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Main Street Fund®, Series II Shares)
Inves Opp VI Mn St Sm Cap, Ser II	Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Main Street Small Cap Fund®, Series II Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	277

Division	Fund
Ivy VIP Asset Strategy, Cl II	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (previously Janus Henderson VIT Global Technology Portfolio: Service Shares)
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST FFI Strat	Third Avenue VST FFI Strategies Portfolio (previously Third Avenue Value Portfolio; effective on or about April 30, 2021, this fund will be renamed to Third Avenue VST Third Avenue Value Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2) (previously CTIVP® – AQR International Core Equity Fund (Class 2))
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2) (previously CTIVP® – William Blair International Leaders Fund (Class 2))
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2) (previously CTIVP® – DFA International Value Fund (Class 2))
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)

278	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	CTIVP® – Lazard International Equity Advantage Fund (Class 2) is scheduled to liquidate on or about April 23, 2021.
(2)	CTIVP® – Los Angeles Capital Large Cap Growth Fund (Class 2) is scheduled to liquidate on or about April 23, 2021.
(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not therefore categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2020.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	279

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. The Account adopted the standard on January 1, 2020. There was no impact of the standard to the Account’s financials condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)

280	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value. Effective May 4, 2020, the contract administrative charge increased to $50 per year on the contract anniversary for certain products.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2020 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$1,020,610
AB VPS Global Thematic Gro, Cl B	4,105,616
AB VPS Gro & Inc, Cl B	7,952,631
AB VPS Intl Val, Cl B	3,927,875
AB VPS Lg Cap Gro, Cl B	29,801,733
ALPS Alerian Engy Infr, Class III	4,850,112
AC VP Intl, Cl I	596,472
AC VP Intl, Cl II	2,158,567
AC VP Mid Cap Val, Cl II	1,940,463
AC VP Ultra, Cl II	12,078,123
AC VP Val, Cl I	1,593,917
AC VP Val, Cl II	14,543,648
BlackRock Global Alloc, Cl III	13,027,724
Calvert VP SRI Bal, Cl I	2,632,186

Division	Purchases
CB Var Sm Cap Gro, Cl I	4,712,076
Col VP Bal, Cl 3	51,998,963
Col VP Commodity Strategy, Cl 2	1,773,000
Col VP Contrarian Core, Cl 2	10,598,229
Col VP Disciplined Core, Cl 2	3,097,447
Col VP Disciplined Core, Cl 3	2,308,137
Col VP Divd Opp, Cl 2	7,190,590
Col VP Divd Opp, Cl 3	3,827,261
Col VP Emerg Mkts Bond, Cl 2	2,629,278
Col VP Emer Mkts, Cl 2	14,910,270
Col VP Emer Mkts, Cl 3	17,513,678
Col VP Global Strategic Inc, Cl 2	2,206,702
Col VP Global Strategic Inc, Cl 3	6,775,897
Col VP Govt Money Mkt, Cl 2	87,940,893

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	281

Division	Purchases
Col VP Govt Money Mkt, Cl 3	$95,545,636
Col VP Hi Yield Bond, Cl 2	8,757,503
Col VP Hi Yield Bond, Cl 3	13,150,786
Col VP Inc Opp, Cl 2	3,638,843
Col VP Inc Opp, Cl 3	9,011,085
Col VP Inter Bond, Cl 2	22,887,777
Col VP Inter Bond, Cl 3	51,959,590
Col VP Lg Cap Gro, Cl 2	15,623,262
Col VP Lg Cap Gro, Cl 3	6,422,505
Col VP Lg Cap Index, Cl 3	43,855,700
Col VP Limited Duration Cr, Cl 2	30,225,998
Col VP Long Govt/Cr Bond, Cl 2	14,915,128
Col VP Mid Cap Gro, Cl 2	6,810,352
Col VP Mid Cap Gro, Cl 3	4,403,084
Col VP Overseas Core, Cl 2	4,854,480
Col VP Overseas Core, Cl 3	2,509,734
Col VP Select Lg Cap Val, Cl 2	3,536,607
Col VP Select Lg Cap Val, Cl 3	3,933,775
Col VP Select Mid Cap Val, Cl 2	3,633,110
Col VP Select Mid Cap Val, Cl 3	1,030,338
Col VP Select Sm Cap Val, Cl 2	3,009,339
Col VP Select Sm Cap Val, Cl 3	1,039,082
Col VP Strategic Inc, Cl 2	14,109,323
Col VP US Govt Mtge, Cl 2	6,305,425
Col VP US Govt Mtge, Cl 3	8,554,511
CS Commodity Return	1,315,341
CTIVP AC Div Bond, Cl 2	5,768,642
CTIVP BR Gl Infl Prot Sec, Cl 2	4,712,900
CTIVP BR Gl Infl Prot Sec, Cl 3	8,021,494
CTIVP CenterSquare Real Est, Cl 2	5,788,619
CTIVP Lazard Intl Eq Adv, Cl 2	4,501,540
CTIVP Loomis Sayles Gro, Cl 1	4,370,556
CTIVP Loomis Sayles Gro, Cl 2	6,948,198
CTIVP LA Capital Lg Cap Gro, Cl 2	3,033,282
CTIVP MFS Val, Cl 2	8,978,169
CTIVP MS Adv, Cl 2	11,857,072
CTIVP T Rowe Price LgCap Val, Cl 2	5,302,584
CTIVP TCW Core Plus Bond, Cl 2	11,559,003
CTIVP Vty Sycamore Estb Val, Cl 2	5,241,127
CTIVP Vty Sycamore Estb Val, Cl 3	2,558,175
CTIVP WF Short Duration Govt, Cl 2	43,595,235
CTIVP Westfield Mid Cap Gro, Cl 2	2,400,690
DWS Alt Asset Alloc VIP, Cl B	1,312,669
EV VT Floating-Rate Inc, Init Cl	3,242,093
Fid VIP Contrafund, Serv Cl 2	25,080,046
Fid VIP Gro & Inc, Serv Cl	2,805,164
Fid VIP Gro & Inc, Serv Cl 2	7,145,383
Fid VIP Mid Cap, Serv Cl	619,032
Fid VIP Mid Cap, Serv Cl 2	7,751,556
Fid VIP Overseas, Serv Cl	255,027
Fid VIP Overseas, Serv Cl 2	3,797,080
Fid VIP Strategic Inc, Serv Cl 2	26,558,486
Frank Global Real Est, Cl 2	10,736,264
Frank Inc, Cl 2	9,207,634
Frank Mutual Shares, Cl 2	7,170,029
Frank Sm Cap Val, Cl 2	13,909,216
GS VIT Mid Cap Val, Inst	3,214,592
GS VIT Multi-Strategy Alt, Advisor	1,698,772
GS VIT Sm Cap Eq Insights, Inst	202,951

Division	Purchases
GS VIT U.S. Eq Insights, Inst	$6,663,079
Inv Opp VI Dis Mid Cap Gro, Ser I	19,078,212
Inv Opp VI Dis Mid Cap Gro, Ser II	13,748,919
Invesco Opp VI Global, Ser II	16,739,807
Inves Opp VI Gbl Strat Inc, Ser II	13,856,584
Invesco Opp VI Main St, Ser II	538,382
Inves Opp VI Mn St Sm Cap, Ser II	9,378,233
Invesco VI Am Fran, Ser I	1,408,655
Invesco VI Am Fran, Ser II	6,163,541
Invesco VI Bal Risk Alloc, Ser II	6,240,227
Invesco VI Comstock, Ser II	8,482,116
Invesco VI Core Eq, Ser I	16,585,813
Invesco VI Div Divd, Ser I	1,937,441
Invesco VI Div Divd, Ser II	1,165,539
Invesco VI Hlth, Ser II	6,505,511
Invesco VI Intl Gro, Ser II	3,439,326
Invesco VI Tech, Ser I	6,475,429
Ivy VIP Asset Strategy, Cl II	1,558,171
Janus Henderson VIT Bal, Serv	34,047,135
Janus Henderson VIT Enter, Serv	1,389,895
Janus Henderson VIT Flex Bd, Serv	23,582,980
Janus Hend VIT Gbl Tech Innov, Srv	5,092,144
Janus Henderson VIT Overseas, Serv	635,899
Janus Henderson VIT Res, Serv	10,458,624
Lazard Ret Global Dyn MA, Serv	1,127,340
MFS Mass Inv Gro Stock, Serv Cl	15,216,655
MFS New Dis, Serv Cl	6,236,949
MFS Utilities, Serv Cl	12,899,211
MS VIF Dis, Cl II	35,073,209
MS VIF Global Real Est, Cl II	2,595,498
NB AMT Intl Eq, Cl S	1,211,284
NB AMT Sus Eq, Cl S	1,660,407
NB AMT US Eq Index PW Strat, Cl S	1,177,343
PIMCO VIT All Asset, Advisor Cl	4,618,052
PIMCO VIT Glb Man As Alloc, Adv Cl	856,583
PIMCO VIT Tot Return, Advisor Cl	25,797,524
Put VT Global Hlth Care, Cl IB	4,070,805
Put VT Intl Eq, Cl IB	786,794
Put VT Sus Leaders, Cl IA	7,208,205
Put VT Sus Leaders, Cl IB	4,134,019
Royce Micro-Cap, Invest Cl	360,180
Temp Global Bond, Cl 2	5,439,242
Third Ave VST FFI Strat	383,410
VanEck VIP Global Gold, Cl S	11,888,243
VP Aggr, Cl 2	35,647,989
VP Aggr, Cl 4	7,471,369
VP Conserv, Cl 2	228,553,929
VP Conserv, Cl 4	110,364,955
VP Man Risk, Cl 2	37,261,554
VP Man Risk US, Cl 2	77,537,618
VP Man Vol Conserv, Cl 2	342,510,724
VP Man Vol Conserv Gro, Cl 2	166,738,061
VP Man Vol Gro, Cl 2	313,195,844
VP Man Vol Mod Gro, Cl 2	101,280,290
VP Mod, Cl 2	211,380,758
VP Mod, Cl 4	11,630,453
VP Mod Aggr, Cl 2	63,233,987
VP Mod Aggr, Cl 4	10,742,989
VP Mod Conserv, Cl 2	143,789,809
VP Mod Conserv, Cl 4	35,005,937

282	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
VP Ptnrs Core Bond, Cl 2	$6,643,472
VP Ptnrs Core Eq, Cl 2	478,496
VP Ptnrs Core Eq, Cl 3	314,564
VP Ptnrs Intl Core Eq, Cl 2	1,254,629
VP Ptnrs Intl Gro, Cl 2	6,306,703
VP Ptnrs Intl Val, Cl 2	2,431,426
VP Ptnrs Sm Cap Gro, Cl 2	2,562,037
VP Ptnrs Sm Cap Val, Cl 2	1,074,129
VP Ptnrs Sm Cap Val, Cl 3	2,951,970
VP US Flex Conserv Gro, Cl 2	156,005,245

Division	Purchases
VP US Flex Gro, Cl 2	$506,529,980
VP US Flex Mod Gro, Cl 2	231,615,804
Wanger Intl	10,595,413
Wanger USA	26,447,902
WF VT Index Asset Alloc, Cl 2	2,977,530
WF VT Intl Eq, Cl 2	2,456,058
WF VT Opp, Cl 2	5,669,521
WF VT Sm Cap Gro, Cl 2	17,835,256
WA Var Global Hi Yd Bond, Cl II	2,920,136

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2020	7,782	$1.40	to	$1.26	$10,461	1.52%	0.55%	to	1.90%	4.29%	to	2.89%
2019	9,012	$1.34	to	$1.23	$11,673	1.80%	0.55%	to	1.90%	14.61%	to	13.07%
2018	7,870	$1.17	to	$1.08	$8,930	1.54%	0.55%	to	1.90%	(7.86%)	to	(9.10%)
2017	7,130	$1.27	to	$1.19	$8,841	1.80%	0.55%	to	1.90%	13.70%	to	12.17%
2016	6,933	$1.12	to	$1.06	$7,612	0.59%	0.55%	to	1.90%	2.80%	to	1.43%
AB VPS Global Thematic Gro, Cl B
2020	3,590	$3.05	to	$2.71	$10,374	0.42%	0.55%	to	1.45%	38.32%	to	37.08%
2019	3,339	$2.20	to	$1.97	$7,016	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	3,433	$1.71	to	$1.54	$5,616	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	4,683	$1.91	to	$1.74	$8,645	0.28%	0.55%	to	1.45%	35.55%	to	34.34%
2016	4,682	$1.41	to	$1.29	$6,365	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
AB VPS Gro & Inc, Cl B
2020	26,311	$2.99	to	$2.35	$73,638	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	29,990	$2.94	to	$2.33	$82,516	1.02%	0.55%	to	1.45%	22.93%	to	21.83%
2018	33,116	$2.39	to	$1.91	$74,356	0.73%	0.55%	to	1.45%	(6.36%)	to	(7.21%)
2017	36,558	$2.55	to	$2.06	$87,981	1.25%	0.55%	to	1.45%	17.95%	to	16.89%
2016	43,394	$2.16	to	$1.76	$88,721	0.82%	0.55%	to	1.45%	10.46%	to	9.48%
AB VPS Intl Val, Cl B
2020	52,865	$2.01	to	$0.86	$83,459	1.53%	0.55%	to	1.45%	1.65%	to	0.74%
2019	60,148	$1.98	to	$0.86	$93,276	0.77%	0.55%	to	1.45%	16.15%	to	15.11%
2018	69,012	$1.70	to	$0.74	$92,028	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	78,291	$2.23	to	$0.98	$136,442	1.91%	0.55%	to	1.45%	24.41%	to	23.30%
2016	90,606	$1.79	to	$0.79	$127,863	1.04%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
AB VPS Lg Cap Gro, Cl B
2020	24,181	$4.08	to	$3.66	$119,644	—	0.60%	to	1.90%	34.34%	to	32.60%
2019	23,413	$3.04	to	$2.76	$86,613	—	0.60%	to	1.90%	33.56%	to	31.84%
2018	21,357	$2.28	to	$2.09	$59,299	—	0.60%	to	1.90%	1.71%	to	0.39%
2017	18,162	$2.24	to	$2.08	$49,952	—	0.60%	to	1.90%	30.89%	to	29.21%
2016	15,149	$1.71	to	$1.61	$31,735	—	0.60%	to	1.90%	1.74%	to	0.43%
ALPS Alerian Engy Infr, Class III
2020	31,725	$0.73	to	$0.66	$22,314	2.78%	0.55%	to	1.90%	(25.54%)	to	(26.54%)
2019	35,763	$0.98	to	$0.89	$33,932	1.50%	0.55%	to	1.90%	19.75%	to	18.15%
2018	40,353	$0.82	to	$0.76	$32,131	1.69%	0.55%	to	1.90%	(19.40%)	to	(20.49%)
2017	46,826	$1.01	to	$0.95	$46,485	1.84%	0.55%	to	1.90%	(1.38%)	to	(2.70%)
2016	48,709	$1.03	to	$0.98	$49,295	2.28%	0.55%	to	1.90%	40.03%	to	38.16%
AC VP Intl, Cl I
2020	3,871	$2.54	to	$2.33	$9,327	0.49%	0.55%	to	0.95%	25.19%	to	24.69%
2019	4,271	$2.03	to	$1.87	$8,221	0.88%	0.55%	to	0.95%	27.72%	to	27.21%
2018	4,951	$1.59	to	$1.47	$7,484	1.29%	0.55%	to	0.95%	(15.69%)	to	(16.03%)
2017	5,612	$1.88	to	$1.75	$10,081	0.88%	0.55%	to	0.95%	30.49%	to	29.97%
2016	6,356	$1.44	to	$1.35	$8,770	1.11%	0.55%	to	0.95%	(6.02%)	to	(6.39%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	283

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2020	9,218	$2.74	to	$2.81	$24,485	0.38%	0.55%	to	1.20%	24.97%	to	24.15%
2019	9,677	$2.19	to	$2.26	$20,637	0.75%	0.55%	to	1.20%	27.44%	to	26.61%
2018	11,651	$1.72	to	$1.79	$19,548	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
2017	12,767	$2.04	to	$2.13	$25,480	0.76%	0.55%	to	1.20%	30.22%	to	29.38%
2016	14,614	$1.57	to	$1.65	$22,462	0.95%	0.55%	to	1.20%	(6.07%)	to	(6.68%)
AC VP Mid Cap Val, Cl II
2020	14,793	$2.61	to	$2.85	$40,391	1.63%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	19,355	$2.59	to	$2.86	$52,756	1.91%	0.55%	to	1.45%	28.29%	to	27.14%
2018	23,734	$2.02	to	$2.25	$50,642	1.25%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	29,035	$2.34	to	$2.62	$71,937	1.40%	0.55%	to	1.45%	10.86%	to	9.87%
2016	30,815	$2.11	to	$2.39	$69,235	1.58%	0.55%	to	1.45%	22.05%	to	20.96%
AC VP Ultra, Cl II
2020	11,057	$5.16	to	$4.74	$54,981	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	11,208	$3.47	to	$3.22	$37,737	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	12,466	$2.60	to	$2.43	$31,543	0.11%	0.55%	to	1.45%	0.04%	to	(0.86%)
2017	11,436	$2.60	to	$2.45	$29,024	0.24%	0.55%	to	1.45%	31.28%	to	30.11%
2016	13,236	$1.98	to	$1.88	$25,606	0.20%	0.55%	to	1.45%	3.78%	to	2.85%
AC VP Val, Cl I
2020	6,916	$4.19	to	$3.85	$27,765	2.28%	0.55%	to	0.95%	0.42%	to	0.02%
2019	8,222	$4.17	to	$3.85	$32,899	2.11%	0.55%	to	0.95%	26.34%	to	25.83%
2018	9,425	$3.30	to	$3.06	$29,909	1.63%	0.55%	to	0.95%	(9.65%)	to	(10.01%)
2017	11,135	$3.66	to	$3.40	$39,156	1.64%	0.55%	to	0.95%	8.15%	to	7.72%
2016	13,292	$3.38	to	$3.16	$43,279	1.74%	0.55%	to	0.95%	19.82%	to	19.34%
AC VP Val, Cl II
2020	53,117	$3.48	to	$1.92	$155,093	2.14%	0.55%	to	1.90%	0.28%	to	(1.06%)
2019	63,453	$3.47	to	$1.94	$184,130	1.96%	0.55%	to	1.90%	26.23%	to	24.53%
2018	71,718	$2.75	to	$1.56	$165,850	1.49%	0.55%	to	1.90%	(9.78%)	to	(10.99%)
2017	81,490	$3.05	to	$1.75	$210,213	1.50%	0.55%	to	1.90%	7.98%	to	6.54%
2016	92,076	$2.82	to	$1.65	$221,303	1.60%	0.55%	to	1.90%	19.62%	to	18.01%
BlackRock Global Alloc, Cl III
2020	49,337	$1.77	to	$1.57	$83,868	1.34%	0.55%	to	1.90%	20.05%	to	18.43%
2019	51,774	$1.47	to	$1.33	$73,748	1.25%	0.55%	to	1.90%	17.11%	to	15.55%
2018	58,332	$1.26	to	$1.15	$71,337	0.83%	0.55%	to	1.90%	(8.09%)	to	(9.32%)
2017	62,869	$1.37	to	$1.27	$84,099	1.30%	0.55%	to	1.90%	13.09%	to	11.58%
2016	64,910	$1.21	to	$1.14	$77,157	1.20%	0.55%	to	1.90%	3.24%	to	1.86%
Calvert VP SRI Bal, Cl I
2020	9,850	$2.56	to	$2.57	$24,246	1.51%	0.55%	to	1.20%	14.63%	to	13.88%
2019	10,384	$2.24	to	$2.26	$22,358	1.56%	0.55%	to	1.20%	23.72%	to	22.92%
2018	10,525	$1.81	to	$1.83	$18,359	1.74%	0.55%	to	1.20%	(3.20%)	to	(3.84%)
2017	11,496	$1.87	to	$1.91	$20,774	1.99%	0.55%	to	1.20%	11.38%	to	10.66%
2016	12,996	$1.68	to	$1.72	$21,154	1.79%	0.55%	to	1.20%	7.27%	to	6.57%
CB Var Sm Cap Gro, Cl I
2020	5,487	$4.41	to	$3.90	$22,942	—	0.55%	to	1.45%	42.48%	to	41.20%
2019	6,213	$3.09	to	$2.76	$18,309	—	0.55%	to	1.45%	26.18%	to	25.05%
2018	6,985	$2.45	to	$2.21	$16,344	—	0.55%	to	1.45%	2.87%	to	1.94%
2017	6,510	$2.38	to	$2.17	$14,873	—	0.55%	to	1.45%	23.59%	to	22.48%
2016	7,747	$1.93	to	$1.77	$14,373	—	0.55%	to	1.45%	5.22%	to	4.28%
Col VP Bal, Cl 3
2020	202,406	$3.03	to	$2.00	$577,612	—	0.55%	to	1.90%	16.94%	to	15.37%
2019	200,210	$2.59	to	$1.73	$493,462	—	0.55%	to	1.90%	22.11%	to	20.47%
2018	209,029	$2.13	to	$1.44	$424,747	—	0.55%	to	1.90%	(6.41%)	to	(7.67%)
2017	221,556	$2.27	to	$1.56	$485,154	—	0.55%	to	1.90%	13.89%	to	12.37%
2016	214,583	$1.99	to	$1.39	$418,875	—	0.55%	to	1.90%	5.82%	to	4.41%

284	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Commodity Strategy, Cl 2
2020	8,170	$0.56	to	$0.50	$4,373	20.03%	0.55%	to	1.90%	(2.09%)	to	(3.40%)
2019	8,107	$0.57	to	$0.52	$4,460	0.93%	0.55%	to	1.90%	7.19%	to	5.75%
2018	8,710	$0.53	to	$0.49	$4,491	—	0.55%	to	1.90%	(14.64%)	to	(15.79%)
2017	7,268	$0.62	to	$0.58	$4,412	5.58%	0.55%	to	1.90%	1.15%	to	(0.20%)
2016	5,510	$0.61	to	$0.58	$3,324	—	0.55%	to	1.90%	11.75%	to	10.26%
Col VP Contrarian Core, Cl 2
2020	46,707	$2.63	to	$2.37	$118,781	—	0.55%	to	1.90%	21.33%	to	19.71%
2019	48,211	$2.17	to	$1.98	$101,337	—	0.55%	to	1.90%	32.08%	to	30.31%
2018	52,094	$1.64	to	$1.52	$83,307	—	0.55%	to	1.90%	(9.64%)	to	(10.86%)
2017	57,727	$1.82	to	$1.70	$102,614	—	0.55%	to	1.90%	20.82%	to	19.21%
2016	52,933	$1.50	to	$1.43	$78,269	—	0.55%	to	1.90%	7.82%	to	6.37%
Col VP Disciplined Core, Cl 2
2020	10,030	$2.66	to	$2.39	$36,162	—	0.60%	to	1.90%	13.15%	to	11.69%
2019	10,947	$2.35	to	$2.14	$35,044	—	0.60%	to	1.90%	23.72%	to	22.12%
2018	9,735	$1.90	to	$1.75	$25,363	—	0.60%	to	1.90%	(4.43%)	to	(5.67%)
2017	7,745	$1.99	to	$1.85	$21,197	—	0.60%	to	1.90%	23.32%	to	21.74%
2016	7,392	$1.61	to	$1.52	$16,491	—	0.60%	to	1.90%	7.18%	to	5.79%
Col VP Disciplined Core, Cl 3
2020	116,774	$2.65	to	$2.77	$347,019	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	131,960	$2.34	to	$2.47	$346,230	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	147,359	$1.89	to	$2.01	$312,920	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	166,607	$1.97	to	$2.12	$369,908	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	191,848	$1.60	to	$1.73	$344,384	—	0.55%	to	1.45%	7.35%	to	6.38%
Col VP Divd Opp, Cl 2
2020	26,193	$1.98	to	$1.78	$62,077	—	0.60%	to	1.90%	0.30%	to	(1.00%)
2019	27,679	$1.98	to	$1.80	$65,706	—	0.60%	to	1.90%	23.02%	to	21.43%
2018	25,322	$1.61	to	$1.48	$49,034	—	0.60%	to	1.90%	(6.57%)	to	(7.79%)
2017	26,306	$1.72	to	$1.61	$54,634	—	0.60%	to	1.90%	13.44%	to	11.98%
2016	24,409	$1.52	to	$1.44	$44,864	—	0.60%	to	1.90%	12.73%	to	11.28%
Col VP Divd Opp, Cl 3
2020	128,498	$3.63	to	$1.97	$395,051	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	148,528	$3.62	to	$1.98	$456,364	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	172,206	$2.93	to	$1.62	$430,290	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	206,320	$3.13	to	$1.75	$552,055	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	246,769	$2.76	to	$1.55	$581,936	—	0.55%	to	1.45%	12.90%	to	11.88%
Col VP Emerg Mkts Bond, Cl 2
2020	12,122	$1.21	to	$1.09	$14,140	3.23%	0.55%	to	1.90%	6.58%	to	5.14%
2019	13,256	$1.13	to	$1.03	$14,563	4.87%	0.55%	to	1.90%	11.47%	to	9.98%
2018	13,128	$1.01	to	$0.94	$12,998	4.32%	0.55%	to	1.90%	(7.89%)	to	(9.13%)
2017	13,655	$1.10	to	$1.03	$14,750	4.45%	0.55%	to	1.90%	11.08%	to	9.59%
2016	9,543	$0.99	to	$0.94	$9,334	2.39%	0.55%	to	1.90%	10.47%	to	8.99%
Col VP Emer Mkts, Cl 2
2020	32,764	$1.86	to	$1.66	$62,343	0.43%	0.60%	to	1.90%	32.37%	to	30.66%
2019	32,611	$1.40	to	$1.27	$47,056	0.14%	0.60%	to	1.90%	30.49%	to	28.80%
2018	32,458	$1.07	to	$0.99	$36,052	0.25%	0.60%	to	1.90%	(22.14%)	to	(23.15%)
2017	27,657	$1.38	to	$1.28	$39,615	0.02%	0.60%	to	1.90%	46.00%	to	44.13%
2016	19,212	$0.95	to	$0.89	$18,935	0.07%	0.60%	to	1.90%	4.18%	to	2.84%
Col VP Emer Mkts, Cl 3
2020	38,326	$4.59	to	$2.57	$139,658	0.56%	0.55%	to	1.45%	32.63%	to	31.44%
2019	45,589	$3.46	to	$1.96	$125,995	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	53,483	$2.65	to	$1.51	$113,557	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	60,139	$3.40	to	$1.95	$164,139	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	66,944	$2.32	to	$1.35	$125,958	0.11%	0.55%	to	1.45%	4.39%	to	3.46%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	285

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 2
2020	9,357	$0.99	to	$0.88	$9,602	5.12%	0.60%	to	1.90%	3.96%	to	2.62%
2019	9,897	$0.95	to	$0.86	$9,811	—	0.60%	to	1.90%	10.10%	to	8.67%
2018	9,765	$0.86	to	$0.79	$8,829	3.97%	0.60%	to	1.90%	(6.08%)	to	(7.29%)
2017	9,388	$0.92	to	$0.86	$9,083	—	0.60%	to	1.90%	5.07%	to	3.71%
2016	8,946	$0.87	to	$0.83	$8,284	—	0.60%	to	1.90%	(1.93%)	to	(3.20%)
Col VP Global Strategic Inc, Cl 3
2020	38,477	$1.92	to	$1.22	$64,308	5.22%	0.55%	to	1.45%	4.11%	to	3.17%
2019	43,214	$1.85	to	$1.18	$69,749	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	49,751	$1.67	to	$1.08	$73,103	4.33%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	59,884	$1.78	to	$1.16	$93,743	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	71,304	$1.69	to	$1.11	$106,327	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)
Col VP Govt Money Mkt, Cl 2
2020	100,549	$0.98	to	$0.88	$92,735	0.13%	0.60%	to	1.90%	(0.36%)	to	(1.66%)
2019	54,408	$0.98	to	$0.89	$50,523	1.60%	0.60%	to	1.90%	1.03%	to	(0.30%)
2018	61,162	$0.97	to	$0.89	$56,526	1.35%	0.60%	to	1.90%	0.65%	to	(0.66%)
2017	28,544	$0.97	to	$0.90	$26,295	0.18%	0.60%	to	1.90%	(0.42%)	to	(1.70%)
2016	31,009	$0.97	to	$0.91	$28,848	0.01%	0.60%	to	1.90%	(0.60%)	to	(1.88%)
Col VP Govt Money Mkt, Cl 3
2020	123,715	$1.21	to	$0.93	$135,583	0.18%	0.55%	to	1.45%	(0.27%)	to	(1.16%)
2019	86,619	$1.22	to	$0.94	$96,069	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	105,979	$1.20	to	$0.93	$116,885	1.36%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	109,560	$1.19	to	$0.93	$120,109	0.29%	0.55%	to	1.45%	(0.25%)	to	(1.14%)
2016	139,734	$1.19	to	$0.94	$153,262	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.42%)
Col VP Hi Yield Bond, Cl 2
2020	27,679	$1.59	to	$1.42	$49,734	5.59%	0.60%	to	1.90%	5.67%	to	4.31%
2019	28,414	$1.51	to	$1.36	$48,520	5.77%	0.60%	to	1.90%	15.83%	to	14.33%
2018	28,916	$1.30	to	$1.19	$42,838	5.53%	0.60%	to	1.90%	(4.57%)	to	(5.82%)
2017	30,941	$1.37	to	$1.27	$48,166	5.41%	0.60%	to	1.90%	5.54%	to	4.18%
2016	27,892	$1.29	to	$1.22	$41,301	6.01%	0.60%	to	1.90%	10.99%	to	9.56%
Col VP Hi Yield Bond, Cl 3
2020	55,713	$3.25	to	$2.21	$163,849	5.64%	0.55%	to	1.45%	5.96%	to	5.01%
2019	66,858	$3.07	to	$2.10	$185,992	5.75%	0.55%	to	1.45%	16.08%	to	15.04%
2018	78,729	$2.64	to	$1.83	$189,434	5.46%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	100,651	$2.77	to	$1.93	$253,612	5.36%	0.55%	to	1.45%	5.83%	to	4.88%
2016	118,309	$2.62	to	$1.84	$283,326	6.00%	0.55%	to	1.45%	11.11%	to	10.11%
Col VP Inc Opp, Cl 2
2020	15,674	$1.56	to	$1.39	$27,225	4.58%	0.60%	to	1.90%	5.04%	to	3.68%
2019	17,985	$1.48	to	$1.34	$29,843	4.81%	0.60%	to	1.90%	15.44%	to	13.94%
2018	18,059	$1.29	to	$1.18	$26,096	4.76%	0.60%	to	1.90%	(4.48%)	to	(5.72%)
2017	19,145	$1.35	to	$1.25	$29,072	6.06%	0.60%	to	1.90%	5.56%	to	4.20%
2016	18,121	$1.28	to	$1.20	$26,177	6.71%	0.60%	to	1.90%	10.15%	to	8.72%
Col VP Inc Opp, Cl 3
2020	42,052	$2.61	to	$2.14	$101,999	4.60%	0.55%	to	1.45%	5.16%	to	4.21%
2019	49,492	$2.49	to	$2.05	$114,398	4.99%	0.55%	to	1.45%	15.59%	to	14.56%
2018	57,728	$2.15	to	$1.79	$115,887	4.80%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	76,235	$2.25	to	$1.89	$160,428	6.04%	0.55%	to	1.45%	5.80%	to	4.86%
2016	91,441	$2.13	to	$1.80	$182,316	12.20%	0.55%	to	1.45%	10.25%	to	9.26%
Col VP Inter Bond, Cl 2
2020	47,138	$1.36	to	$1.22	$66,938	2.67%	0.60%	to	1.90%	11.60%	to	10.16%
2019	38,012	$1.22	to	$1.11	$48,594	2.96%	0.60%	to	1.90%	8.38%	to	6.98%
2018	29,161	$1.13	to	$1.03	$34,487	2.14%	0.60%	to	1.90%	(0.45%)	to	(1.75%)
2017	29,299	$1.13	to	$1.05	$34,971	2.54%	0.60%	to	1.90%	2.99%	to	1.67%
2016	27,447	$1.10	to	$1.03	$31,946	1.48%	0.60%	to	1.90%	3.81%	to	2.48%

286	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2020	160,950	$2.43	to	$1.65	$342,523	2.75%	0.55%	to	1.45%	11.83%	to	10.83%
2019	159,192	$2.17	to	$1.49	$305,425	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	167,470	$2.00	to	$1.38	$298,059	2.22%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	203,734	$2.01	to	$1.40	$364,529	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	237,642	$1.95	to	$1.37	$413,783	1.66%	0.55%	to	1.45%	3.97%	to	3.03%
Col VP Lg Cap Gro, Cl 2
2020	17,772	$3.53	to	$3.15	$80,335	—	0.60%	to	1.90%	33.61%	to	31.88%
2019	16,736	$2.65	to	$2.39	$56,838	—	0.60%	to	1.90%	34.72%	to	32.98%
2018	16,548	$1.96	to	$1.80	$41,906	—	0.60%	to	1.90%	(4.71%)	to	(5.95%)
2017	14,415	$2.06	to	$1.91	$38,582	—	0.60%	to	1.90%	27.08%	to	25.44%
2016	12,841	$1.62	to	$1.52	$27,203	—	0.60%	to	1.90%	0.42%	to	(0.88%)
Col VP Lg Cap Gro, Cl 3
2020	55,016	$2.67	to	$3.63	$152,397	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	62,416	$2.00	to	$2.74	$128,985	—	0.55%	to	1.45%	35.02%	to	33.80%
2018	73,335	$1.48	to	$2.05	$112,703	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	84,182	$1.55	to	$2.17	$135,480	—	0.55%	to	1.45%	27.25%	to	26.11%
2016	97,951	$1.22	to	$1.72	$124,429	—	0.55%	to	1.45%	0.62%	to	(0.29%)
Col VP Lg Cap Index, Cl 3
2020	152,958	$3.13	to	$2.62	$479,900	—	0.55%	to	1.90%	17.25%	to	15.68%
2019	156,149	$2.67	to	$2.27	$420,166	—	0.55%	to	1.90%	30.23%	to	28.49%
2018	149,134	$2.05	to	$1.76	$309,702	—	0.55%	to	1.90%	(5.34%)	to	(6.62%)
2017	142,086	$2.16	to	$1.89	$313,622	—	0.55%	to	1.90%	20.62%	to	19.01%
2016	131,933	$1.79	to	$1.59	$241,925	—	0.55%	to	1.90%	10.90%	to	9.41%
Col VP Limited Duration Cr, Cl 2
2020	54,109	$1.09	to	$1.06	$62,924	2.54%	0.55%	to	1.90%	4.99%	to	3.58%
2019	39,044	$1.04	to	$1.02	$43,437	2.09%	0.55%	to	1.90%	6.88%	to	5.44%
2018	36,076	$0.97	to	$0.97	$37,787	1.64%	0.55%	to	1.90%	(0.57%)	to	(1.90%)
2017	30,588	$0.98	to	$0.99	$32,256	2.06%	0.55%	to	1.90%	1.25%	to	(0.10%)
2016	27,833	$0.96	to	$0.99	$29,208	3.66%	0.55%	to	1.90%	4.71%	to	3.30%
Col VP Long Govt/Cr Bond, Cl 2
2020	19,114	$1.46	to	$1.31	$27,008	2.51%	0.55%	to	1.90%	16.43%	to	14.87%
2019	12,488	$1.25	to	$1.14	$15,275	2.52%	0.55%	to	1.90%	18.77%	to	17.17%
2018	11,169	$1.05	to	$0.98	$11,586	3.20%	0.55%	to	1.90%	(5.90%)	to	(7.17%)
2017	13,756	$1.12	to	$1.05	$15,180	3.16%	0.55%	to	1.90%	10.39%	to	8.91%
2016	16,070	$1.01	to	$0.96	$16,134	1.76%	0.55%	to	1.90%	2.22%	to	0.85%
Col VP Mid Cap Gro, Cl 2
2020	9,288	$2.92	to	$2.62	$31,803	—	0.60%	to	1.90%	34.27%	to	32.54%
2019	8,303	$2.18	to	$1.98	$21,266	—	0.60%	to	1.90%	34.02%	to	32.29%
2018	7,688	$1.62	to	$1.49	$14,753	—	0.60%	to	1.90%	(5.55%)	to	(6.78%)
2017	6,345	$1.72	to	$1.60	$12,937	—	0.60%	to	1.90%	21.94%	to	20.37%
2016	5,219	$1.41	to	$1.33	$8,788	—	0.60%	to	1.90%	1.42%	to	0.11%
Col VP Mid Cap Gro, Cl 3
2020	24,410	$4.57	to	$3.38	$92,335	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	27,275	$3.40	to	$2.54	$77,186	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	31,843	$2.53	to	$1.91	$67,559	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	35,762	$2.68	to	$2.03	$80,801	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	40,449	$2.19	to	$1.68	$75,222	—	0.55%	to	1.45%	1.60%	to	0.69%
Col VP Overseas Core, Cl 2
2020	14,948	$1.57	to	$1.44	$26,029	1.43%	0.60%	to	1.90%	8.19%	to	6.78%
2019	14,848	$1.45	to	$1.35	$23,958	1.82%	0.60%	to	1.90%	24.38%	to	22.80%
2018	14,449	$1.17	to	$1.10	$18,772	2.55%	0.60%	to	1.90%	(17.31%)	to	(18.39%)
2017	14,688	$1.41	to	$1.35	$23,191	1.82%	0.60%	to	1.90%	26.42%	to	24.79%
2016	13,655	$1.12	to	$1.08	$17,136	1.47%	0.60%	to	1.90%	(6.83%)	to	(8.03%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	287

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Overseas Core, Cl 3
2020	36,058	$1.69	to	$1.54	$64,166	1.56%	0.55%	to	1.45%	8.33%	to	7.36%
2019	42,438	$1.56	to	$1.43	$69,942	1.96%	0.55%	to	1.45%	24.63%	to	23.52%
2018	50,268	$1.25	to	$1.16	$66,585	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	59,162	$1.51	to	$1.41	$94,655	1.98%	0.55%	to	1.45%	26.67%	to	25.54%
2016	70,244	$1.20	to	$1.12	$88,734	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)
Col VP Select Lg Cap Val, Cl 2
2020	9,450	$2.40	to	$2.18	$29,243	—	0.60%	to	1.90%	6.17%	to	4.80%
2019	9,809	$2.26	to	$2.08	$28,733	—	0.60%	to	1.90%	25.67%	to	24.05%
2018	9,372	$1.80	to	$1.67	$21,959	—	0.60%	to	1.90%	(12.98%)	to	(14.11%)
2017	7,586	$2.06	to	$1.95	$20,506	—	0.60%	to	1.90%	19.99%	to	18.45%
2016	6,119	$1.72	to	$1.65	$13,836	—	0.60%	to	1.90%	18.92%	to	17.39%
Col VP Select Lg Cap Val, Cl 3
2020	10,598	$3.34	to	$2.53	$31,993	—	0.55%	to	1.45%	6.37%	to	5.41%
2019	13,028	$3.14	to	$2.40	$36,838	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	14,388	$2.50	to	$1.92	$32,487	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	15,242	$2.87	to	$2.23	$39,807	—	0.55%	to	1.45%	20.14%	to	19.07%
2016	15,367	$2.38	to	$1.87	$33,622	—	0.55%	to	1.45%	19.16%	to	18.09%
Col VP Select Mid Cap Val, Cl 2
2020	10,747	$2.28	to	$2.05	$29,999	—	0.60%	to	1.90%	6.61%	to	5.23%
2019	11,553	$2.14	to	$1.95	$30,378	—	0.60%	to	1.90%	30.46%	to	28.78%
2018	11,225	$1.64	to	$1.51	$22,699	—	0.60%	to	1.90%	(14.03%)	to	(15.15%)
2017	11,002	$1.90	to	$1.78	$25,938	—	0.60%	to	1.90%	12.60%	to	11.16%
2016	9,638	$1.69	to	$1.60	$20,279	—	0.60%	to	1.90%	13.17%	to	11.71%
Col VP Select Mid Cap Val, Cl 3
2020	15,060	$3.34	to	$2.34	$43,098	—	0.55%	to	1.45%	6.82%	to	5.86%
2019	18,698	$3.13	to	$2.21	$50,177	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	22,628	$2.39	to	$1.71	$46,653	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	27,611	$2.78	to	$2.00	$66,373	—	0.55%	to	1.45%	12.77%	to	11.76%
2016	34,278	$2.46	to	$1.79	$73,343	—	0.55%	to	1.45%	13.38%	to	12.36%
Col VP Select Sm Cap Val, Cl 2
2020	5,865	$2.07	to	$1.88	$15,402	—	0.60%	to	1.90%	8.27%	to	6.87%
2019	5,336	$1.91	to	$1.76	$12,996	—	0.60%	to	1.90%	16.74%	to	15.23%
2018	5,436	$1.64	to	$1.52	$11,408	—	0.60%	to	1.90%	(13.34%)	to	(14.47%)
2017	5,245	$1.89	to	$1.78	$12,744	—	0.60%	to	1.90%	11.40%	to	9.96%
2016	4,880	$1.69	to	$1.62	$10,720	—	0.60%	to	1.90%	12.99%	to	11.53%
Col VP Select Sm Cap Val, Cl 3
2020	8,684	$4.04	to	$2.18	$30,099	—	0.55%	to	1.45%	8.46%	to	7.48%
2019	10,587	$3.73	to	$2.03	$33,704	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	12,563	$3.19	to	$1.75	$34,140	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	14,554	$3.67	to	$2.04	$45,595	—	0.55%	to	1.45%	11.58%	to	10.59%
2016	17,393	$3.29	to	$1.84	$49,321	—	0.55%	to	1.45%	13.21%	to	12.19%
Col VP Strategic Inc, Cl 2
2020	54,322	$1.40	to	$1.25	$71,367	3.34%	0.60%	to	1.90%	5.99%	to	4.62%
2019	53,222	$1.32	to	$1.20	$66,277	3.69%	0.60%	to	1.90%	9.57%	to	8.15%
2018	43,001	$1.21	to	$1.11	$49,122	3.27%	0.60%	to	1.90%	(1.24%)	to	(2.52%)
2017	39,453	$1.22	to	$1.14	$45,856	2.82%	0.60%	to	1.90%	5.28%	to	3.91%
2016	30,465	$1.16	to	$1.09	$33,791	11.32%	0.60%	to	1.90%	8.40%	to	7.00%
Col VP US Govt Mtge, Cl 2
2020	14,174	$1.20	to	$1.07	$16,346	2.42%	0.60%	to	1.90%	4.23%	to	2.87%
2019	12,058	$1.15	to	$1.04	$13,377	2.51%	0.60%	to	1.90%	5.87%	to	4.49%
2018	10,943	$1.09	to	$1.00	$11,532	2.61%	0.60%	to	1.90%	0.99%	to	(0.32%)
2017	10,606	$1.08	to	$1.00	$11,122	2.73%	0.60%	to	1.90%	2.39%	to	1.06%
2016	10,731	$1.05	to	$0.99	$11,057	2.57%	0.60%	to	1.90%	1.86%	to	0.53%

288	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 3
2020	41,015	$1.72	to	$1.22	$61,786	2.50%	0.55%	to	1.45%	4.38%		to	3.44%
2019	42,323	$1.65	to	$1.18	$61,670	2.69%	0.55%	to	1.45%	6.03%		to	5.08%
2018	47,865	$1.55	to	$1.12	$66,263	2.72%	0.55%	to	1.45%	1.16%		to	0.24%
2017	59,588	$1.54	to	$1.12	$81,742	2.77%	0.55%	to	1.45%	2.65%		to	1.73%
2016	73,667	$1.50	to	$1.10	$98,322	2.77%	0.55%	to	1.45%	2.02%		to	1.10%
CS Commodity Return
2020	21,423	$0.49	to	$0.45	$10,128	5.96%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	25,441	$0.50	to	$0.47	$12,321	0.87%	0.55%	to	1.45%	6.11%		to	5.16%
2018	29,778	$0.47	to	$0.44	$13,656	2.60%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
2017	35,795	$0.54	to	$0.51	$18,741	9.03%	0.55%	to	1.45%	0.96%		to	0.06%
2016	41,885	$0.53	to	$0.51	$21,831	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP AC Div Bond, Cl 2
2020	15,575	$1.28	to	$1.14	$20,436	1.74%	0.60%	to	1.90%	7.60%		to	6.20%
2019	14,158	$1.19	to	$1.08	$17,326	5.54%	0.60%	to	1.90%	8.74%		to	7.34%
2018	10,858	$1.10	to	$1.00	$12,265	2.60%	0.60%	to	1.90%	(1.90%)		to	(3.18%)
2017	9,533	$1.12	to	$1.04	$11,017	2.07%	0.60%	to	1.90%	4.02%		to	2.69%
2016	8,713	$1.07	to	$1.01	$9,735	1.57%	0.60%	to	1.90%	2.81%		to	1.49%
CTIVP BR Gl Infl Prot Sec, Cl 2
2020	13,758	$1.30	to	$1.16	$18,927	0.45%	0.60%	to	1.90%	8.31%		to	6.92%
2019	13,689	$1.20	to	$1.09	$17,491	3.03%	0.60%	to	1.90%	6.98%		to	5.61%
2018	12,669	$1.13	to	$1.03	$15,199	—	0.60%	to	1.90%	(1.30%)		to	(2.59%)
2017	10,253	$1.14	to	$1.06	$12,485	2.30%	0.60%	to	1.90%	1.86%		to	0.54%
2016	8,211	$1.12	to	$1.05	$9,864	—	0.60%	to	1.90%	7.78%		to	6.38%
CTIVP BR Gl Infl Prot Sec, Cl 3
2020	39,638	$1.80	to	$1.55	$67,369	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
2019	45,328	$1.66	to	$1.44	$71,210	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
2018	53,141	$1.55	to	$1.35	$78,153	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	60,599	$1.56	to	$1.38	$90,400	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	68,397	$1.53	to	$1.36	$100,365	—	0.55%	to	1.45%	7.90%		to	6.93%
CTIVP CenterSquare Real Est, Cl 2
2020	12,537	$1.56	to	$1.41	$22,818	4.18%	0.60%	to	1.90%	(5.75%)		to	(6.97%)
2019	13,727	$1.66	to	$1.52	$26,591	1.61%	0.60%	to	1.90%	25.41%		to	23.78%
2018	13,885	$1.32	to	$1.23	$21,542	1.69%	0.60%	to	1.90%	(6.42%)		to	(7.64%)
2017	14,923	$1.41	to	$1.33	$24,835	1.88%	0.60%	to	1.90%	5.11%		to	3.75%
2016	14,497	$1.34	to	$1.28	$23,026	1.52%	0.60%	to	1.90%	4.14%		to	2.78%
CTIVP Lazard Intl Eq Adv, Cl 2
2020	17,570	$1.27	to	$1.15	$21,586	0.16%	0.55%	to	1.90%	3.60%		to	2.22%
2019	17,059	$1.23	to	$1.12	$20,413	2.58%	0.55%	to	1.90%	15.95%		to	14.39%
2018	15,778	$1.06	to	$0.98	$16,384	1.99%	0.55%	to	1.90%	(16.67%)		to	(17.80%)
2017	12,629	$1.27	to	$1.20	$15,772	1.14%	0.55%	to	1.90%	22.97%		to	21.32%
2016	5,026	$1.04	to	$0.99	$5,115	1.88%	0.55%	to	1.90%	3.30%		to	1.92%
CTIVP Loomis Sayles Gro, Cl 1
2020	62,336	$2.34	to	$2.24	$143,801	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	72,360	$1.78	to	$1.73	$127,746	—	0.55%	to	1.45%	31.03%		to	29.86%
2018	86,651	$1.36	to	$1.33	$117,135	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	101,978	$1.40	to	$1.38	$142,510	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	120,408	$1.06	to	$1.05	$127,611	—	0.55%	to	1.45%	5.14	%(5)	to	4.51	%(5)
CTIVP Loomis Sayles Gro, Cl 2
2020	9,749	$3.53	to	$3.15	$44,895	—	0.60%	to	1.90%	30.82%		to	29.13%
2019	9,576	$2.70	to	$2.44	$33,854	—	0.60%	to	1.90%	30.65%		to	28.96%
2018	9,300	$2.06	to	$1.89	$25,301	—	0.60%	to	1.90%	(3.24%)		to	(4.50%)
2017	7,546	$2.13	to	$1.98	$21,353	—	0.60%	to	1.90%	31.90%		to	30.20%
2016	4,984	$1.62	to	$1.52	$10,757	—	0.60%	to	1.90%	4.95%		to	3.59%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	289

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP LA Capital Lg Cap Gro, Cl 2
2020	4,324	$3.31	to	$2.94	$19,211	—	0.60%	to	1.90%	36.05%	to	34.30%
2019	4,165	$2.43	to	$2.19	$13,632	—	0.60%	to	1.90%	31.49%	to	29.79%
2018	4,243	$1.85	to	$1.69	$10,603	—	0.60%	to	1.90%	(1.86%)	to	(3.14%)
2017	3,592	$1.89	to	$1.74	$9,230	—	0.60%	to	1.90%	30.01%	to	28.34%
2016	3,370	$1.45	to	$1.36	$6,686	—	0.60%	to	1.90%	(3.17%)	to	(4.42%)
CTIVP MFS Val, Cl 2
2020	21,073	$2.32	to	$2.09	$59,610	—	0.60%	to	1.90%	2.72%	to	1.39%
2019	20,500	$2.26	to	$2.06	$56,639	—	0.60%	to	1.90%	28.74%	to	27.08%
2018	18,720	$1.75	to	$1.62	$40,268	—	0.60%	to	1.90%	(10.79%)	to	(11.94%)
2017	18,614	$1.96	to	$1.84	$44,883	—	0.60%	to	1.90%	16.64%	to	15.14%
2016	14,782	$1.68	to	$1.60	$30,750	—	0.60%	to	1.90%	13.05%	to	11.59%
CTIVP MS Adv, Cl 2
2020	6,352	$4.26	to	$3.78	$35,501	—	0.60%	to	1.90%	74.44%	to	72.19%
2019	5,228	$2.44	to	$2.19	$16,824	—	0.60%	to	1.90%	26.09%	to	24.47%
2018	4,595	$1.94	to	$1.76	$11,789	—	0.60%	to	1.90%	2.01%	to	0.68%
2017	3,393	$1.90	to	$1.75	$8,566	—	0.60%	to	1.90%	31.44%	to	29.75%
2016	3,251	$1.44	to	$1.35	$6,270	—	0.60%	to	1.90%	2.46%	to	1.13%
CTIVP T Rowe Price LgCap Val, Cl 2
2020	10,703	$1.96	to	$1.78	$26,085	—	0.60%	to	1.90%	1.81%	to	0.50%
2019	10,056	$1.92	to	$1.77	$24,140	—	0.60%	to	1.90%	25.47%	to	23.85%
2018	9,202	$1.53	to	$1.43	$17,678	—	0.60%	to	1.90%	(10.06%)	to	(11.23%)
2017	7,092	$1.71	to	$1.61	$15,246	—	0.60%	to	1.90%	15.27%	to	13.79%
2016	5,176	$1.48	to	$1.41	$9,659	—	0.60%	to	1.90%	13.39%	to	11.93%
CTIVP TCW Core Plus Bond, Cl 2
2020	17,213	$1.22	to	$1.09	$21,080	2.20%	0.60%	to	1.90%	8.02%	to	6.63%
2019	9,903	$1.13	to	$1.02	$11,268	2.37%	0.60%	to	1.90%	7.93%	to	6.54%
2018	7,077	$1.05	to	$0.96	$7,493	1.89%	0.60%	to	1.90%	(0.71%)	to	(1.99%)
2017	6,195	$1.06	to	$0.98	$6,641	1.41%	0.60%	to	1.90%	2.54%	to	1.20%
2016	5,380	$1.03	to	$0.97	$5,654	0.97%	0.60%	to	1.90%	1.56%	to	0.25%
CTIVP Vty Sycamore Estb Val, Cl 2
2020	13,877	$2.58	to	$2.33	$43,610	—	0.60%	to	1.90%	7.16%	to	5.77%
2019	15,555	$2.41	to	$2.20	$45,795	—	0.60%	to	1.90%	27.09%	to	25.44%
2018	14,994	$1.89	to	$1.76	$34,905	—	0.60%	to	1.90%	(10.74%)	to	(11.90%)
2017	13,564	$2.12	to	$1.99	$35,518	—	0.60%	to	1.90%	14.86%	to	13.38%
2016	10,410	$1.85	to	$1.76	$23,862	—	0.60%	to	1.90%	19.80%	to	18.26%
CTIVP Vty Sycamore Estb Val, Cl 3
2020	10,052	$3.88	to	$2.90	$34,992	—	0.55%	to	1.45%	7.31%	to	6.35%
2019	12,437	$3.62	to	$2.73	$40,364	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	12,856	$2.84	to	$2.16	$32,901	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	12,502	$3.18	to	$2.44	$35,853	—	0.55%	to	1.45%	15.09%	to	14.07%
2016	11,633	$2.76	to	$2.14	$29,150	—	0.55%	to	1.45%	19.97%	to	18.90%
CTIVP WF Short Duration Govt, Cl 2
2020	53,584	$1.06	to	$0.94	$55,043	2.88%	0.55%	to	1.90%	2.82%	to	1.44%
2019	26,142	$1.03	to	$0.92	$26,243	0.80%	0.55%	to	1.90%	2.77%	to	1.39%
2018	23,287	$1.00	to	$0.91	$22,853	0.96%	0.55%	to	1.90%	0.25%	to	(1.10%)
2017	19,668	$1.00	to	$0.92	$19,336	0.71%	0.55%	to	1.90%	(0.10%)	to	(1.44%)
2016	19,199	$1.00	to	$0.93	$19,002	0.71%	0.55%	to	1.90%	0.24%	to	(1.11%)
CTIVP Westfield Mid Cap Gro, Cl 2
2020	7,361	$2.87	to	$2.57	$27,283	—	0.60%	to	1.90%	26.42%	to	24.79%
2019	7,956	$2.27	to	$2.06	$23,436	—	0.60%	to	1.90%	40.95%	to	39.13%
2018	7,829	$1.61	to	$1.48	$16,427	—	0.60%	to	1.90%	(4.19%)	to	(5.44%)
2017	8,012	$1.68	to	$1.57	$17,621	—	0.60%	to	1.90%	21.92%	to	20.35%
2016	6,895	$1.38	to	$1.30	$12,481	—	0.60%	to	1.90%	2.81%	to	1.48%

290	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2020	10,984	$1.14	to	$1.02	$12,104	2.51%	0.55%	to	1.90%	4.74%	to	3.34%
2019	13,011	$1.09	to	$0.98	$13,753	3.56%	0.55%	to	1.90%	13.72%	to	12.20%
2018	14,302	$0.96	to	$0.88	$13,348	1.94%	0.55%	to	1.90%	(9.85%)	to	(11.07%)
2017	18,141	$1.07	to	$0.99	$18,872	2.08%	0.55%	to	1.90%	6.43%	to	5.00%
2016	21,291	$1.00	to	$0.94	$20,911	2.00%	0.55%	to	1.90%	4.42%	to	3.02%
EV VT Floating-Rate Inc, Init Cl
2020	53,306	$1.56	to	$1.36	$78,848	3.33%	0.55%	to	1.45%	1.41%	to	0.53%
2019	75,165	$1.54	to	$1.36	$109,951	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	103,408	$1.44	to	$1.29	$142,449	3.75%	0.55%	to	1.45%	(0.62%)	to	(1.52%)
2017	106,635	$1.45	to	$1.31	$148,477	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	127,509	$1.41	to	$1.28	$173,277	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
Fid VIP Contrafund, Serv Cl 2
2020	156,503	$3.53	to	$2.67	$534,239	0.08%	0.55%	to	1.90%	29.52%	to	27.78%
2019	172,296	$2.73	to	$2.09	$456,586	0.21%	0.55%	to	1.90%	30.56%	to	28.81%
2018	190,555	$2.09	to	$1.62	$388,931	0.43%	0.55%	to	1.90%	(7.16%)	to	(8.41%)
2017	208,759	$2.25	to	$1.77	$461,169	0.77%	0.55%	to	1.90%	20.92%	to	19.31%
2016	234,428	$1.86	to	$1.48	$430,384	0.59%	0.55%	to	1.90%	7.14%	to	5.71%
Fid VIP Gro & Inc, Serv Cl
2020	12,829	$3.07	to	$2.82	$37,319	2.01%	0.55%	to	0.95%	7.14%	to	6.72%
2019	14,530	$2.86	to	$2.64	$39,574	3.51%	0.55%	to	0.95%	29.23%	to	28.71%
2018	16,690	$2.22	to	$2.05	$35,297	0.25%	0.55%	to	0.95%	(9.58%)	to	(9.94%)
2017	19,471	$2.45	to	$2.28	$45,470	1.15%	0.55%	to	0.95%	16.13%	to	15.67%
2016	22,510	$2.11	to	$1.97	$45,379	1.58%	0.55%	to	0.95%	15.31%	to	14.85%
Fid VIP Gro & Inc, Serv Cl 2
2020	27,581	$3.28	to	$3.01	$86,752	1.91%	0.55%	to	1.20%	7.00%	to	6.31%
2019	31,792	$3.07	to	$2.83	$93,498	3.45%	0.55%	to	1.20%	28.97%	to	28.13%
2018	36,966	$2.38	to	$2.21	$84,455	0.20%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
2017	43,626	$2.63	to	$2.47	$110,621	1.06%	0.55%	to	1.20%	15.97%	to	15.22%
2016	51,809	$2.27	to	$2.14	$113,580	1.51%	0.55%	to	1.20%	15.18%	to	14.43%
Fid VIP Mid Cap, Serv Cl
2020	8,169	$9.15	to	$8.40	$71,389	0.55%	0.55%	to	0.95%	17.39%	to	16.92%
2019	9,419	$7.79	to	$7.18	$70,309	0.77%	0.55%	to	0.95%	22.67%	to	22.18%
2018	10,955	$6.35	to	$5.88	$66,853	0.53%	0.55%	to	0.95%	(15.11%)	to	(15.45%)
2017	12,686	$7.48	to	$6.95	$91,328	0.60%	0.55%	to	0.95%	20.04%	to	19.57%
2016	14,794	$6.23	to	$5.82	$88,919	0.41%	0.55%	to	0.95%	11.50%	to	11.06%
Fid VIP Mid Cap, Serv Cl 2
2020	84,028	$5.83	to	$2.04	$364,896	0.40%	0.55%	to	1.90%	17.22%	to	15.65%
2019	97,978	$4.97	to	$1.76	$363,510	0.66%	0.55%	to	1.90%	22.50%	to	20.86%
2018	109,797	$4.06	to	$1.46	$335,038	0.39%	0.55%	to	1.90%	(15.24%)	to	(16.39%)
2017	122,202	$4.79	to	$1.75	$444,591	0.48%	0.55%	to	1.90%	19.88%	to	18.27%
2016	137,442	$4.00	to	$1.48	$422,842	0.30%	0.55%	to	1.90%	11.31%	to	9.82%
Fid VIP Overseas, Serv Cl
2020	5,118	$2.28	to	$2.09	$11,088	0.34%	0.55%	to	0.95%	14.86%	to	14.40%
2019	5,912	$1.98	to	$1.83	$11,189	1.61%	0.55%	to	0.95%	26.97%	to	26.47%
2018	6,601	$1.56	to	$1.45	$9,868	1.37%	0.55%	to	0.95%	(15.35%)	to	(15.69%)
2017	7,741	$1.84	to	$1.71	$13,657	1.31%	0.55%	to	0.95%	29.39%	to	28.88%
2016	8,854	$1.43	to	$1.33	$12,112	1.27%	0.55%	to	0.95%	(5.64%)	to	(6.02%)
Fid VIP Overseas, Serv Cl 2
2020	21,628	$2.71	to	$1.67	$50,424	0.22%	0.55%	to	1.45%	14.70%	to	13.67%
2019	24,147	$2.36	to	$1.47	$49,487	1.45%	0.55%	to	1.45%	26.80%	to	25.67%
2018	28,284	$1.86	to	$1.17	$45,831	1.24%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
2017	32,285	$2.20	to	$1.39	$61,971	1.18%	0.55%	to	1.45%	29.28%	to	28.12%
2016	36,676	$1.71	to	$1.09	$54,726	1.15%	0.55%	to	1.45%	(5.79%)	to	(6.63%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	291

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2020	127,920	$1.29	to	$1.16	$159,418	3.05%	0.55%	to	1.90%	6.57%	to	5.14%
2019	135,767	$1.21	to	$1.10	$159,517	3.40%	0.55%	to	1.90%	10.05%	to	8.57%
2018	116,492	$1.10	to	$1.02	$125,045	3.67%	0.55%	to	1.90%	(3.36%)	to	(4.66%)
2017	104,865	$1.14	to	$1.07	$117,160	3.66%	0.55%	to	1.90%	6.96%	to	5.53%
2016	70,066	$1.06	to	$1.01	$73,346	3.90%	0.55%	to	1.90%	7.43%	to	5.99%
Frank Global Real Est, Cl 2
2020	26,984	$3.40	to	$1.10	$64,477	3.29%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	31,459	$3.61	to	$1.18	$80,181	2.64%	0.55%	to	1.45%	21.70%	to	20.61%
2018	36,256	$2.96	to	$0.98	$76,097	2.62%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	44,547	$3.20	to	$1.06	$100,096	3.10%	0.55%	to	1.45%	9.87%	to	8.89%
2016	54,384	$2.91	to	$0.98	$111,334	1.21%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
Frank Inc, Cl 2
2020	38,728	$1.40	to	$1.27	$52,301	5.97%	0.55%	to	1.90%	0.14%	to	(1.21%)
2019	46,150	$1.40	to	$1.28	$62,607	5.35%	0.55%	to	1.90%	15.42%	to	13.87%
2018	44,620	$1.22	to	$1.12	$52,750	4.72%	0.55%	to	1.90%	(4.83%)	to	(6.12%)
2017	46,996	$1.28	to	$1.20	$58,671	4.15%	0.55%	to	1.90%	9.07%	to	7.62%
2016	46,983	$1.17	to	$1.11	$54,094	4.99%	0.55%	to	1.90%	13.40%	to	11.89%
Frank Mutual Shares, Cl 2
2020	32,570	$2.54	to	$1.56	$69,793	2.71%	0.55%	to	1.90%	(5.56%)	to	(6.83%)
2019	39,528	$2.69	to	$1.67	$89,848	1.80%	0.55%	to	1.90%	21.90%	to	20.26%
2018	44,892	$2.20	to	$1.39	$83,957	2.30%	0.55%	to	1.90%	(9.57%)	to	(10.79%)
2017	53,333	$2.44	to	$1.56	$110,669	2.23%	0.55%	to	1.90%	7.75%	to	6.31%
2016	60,700	$2.26	to	$1.47	$117,427	1.98%	0.55%	to	1.90%	15.42%	to	13.88%
Frank Sm Cap Val, Cl 2
2020	28,578	$6.02	to	$1.94	$115,452	1.50%	0.55%	to	1.90%	4.61%	to	3.22%
2019	32,667	$5.75	to	$1.88	$126,596	1.05%	0.55%	to	1.90%	25.66%	to	23.97%
2018	34,466	$4.58	to	$1.51	$107,886	0.88%	0.55%	to	1.90%	(13.36%)	to	(14.53%)
2017	38,047	$5.28	to	$1.77	$138,461	0.52%	0.55%	to	1.90%	10.05%	to	8.57%
2016	42,895	$4.80	to	$1.63	$143,884	0.82%	0.55%	to	1.90%	29.47%	to	27.73%
GS VIT Mid Cap Val, Inst
2020	19,376	$6.64	to	$4.31	$116,602	0.62%	0.55%	to	1.20%	7.81%	to	7.11%
2019	22,573	$6.16	to	$4.02	$126,366	0.77%	0.55%	to	1.20%	30.81%	to	29.96%
2018	26,237	$4.71	to	$3.09	$112,625	1.25%	0.55%	to	1.20%	(10.95%)	to	(11.53%)
2017	30,996	$5.29	to	$3.50	$149,798	0.70%	0.55%	to	1.20%	10.46%	to	9.75%
2016	37,325	$4.79	to	$3.19	$164,127	1.29%	0.55%	to	1.20%	12.91%	to	12.18%
GS VIT Multi-Strategy Alt, Advisor
2020	7,250	$1.01	to	$0.93	$7,104	1.83%	0.55%	to	1.90%	5.99%	to	4.57%
2019	6,769	$0.95	to	$0.88	$6,290	2.68%	0.55%	to	1.90%	8.01%	to	6.55%
2018	6,233	$0.88	to	$0.83	$5,394	2.36%	0.55%	to	1.90%	(7.61%)	to	(8.86%)
2017	5,549	$0.96	to	$0.91	$5,223	2.13%	0.55%	to	1.90%	4.57%	to	3.17%
2016	5,049	$0.91	to	$0.88	$4,563	0.78%	0.55%	to	1.90%	(0.27%)	to	(1.61%)
GS VIT Sm Cap Eq Insights, Inst
2020	1,238	$4.65	to	$4.27	$5,451	0.22%	0.55%	to	0.95%	7.99%	to	7.56%
2019	1,456	$4.31	to	$3.97	$5,957	0.48%	0.55%	to	0.95%	24.16%	to	23.66%
2018	1,610	$3.47	to	$3.21	$5,327	0.44%	0.55%	to	0.95%	(9.13%)	to	(9.49%)
2017	1,844	$3.82	to	$3.55	$6,730	0.53%	0.55%	to	0.95%	10.96%	to	10.51%
2016	2,054	$3.44	to	$3.21	$6,764	1.15%	0.55%	to	0.95%	22.53%	to	22.04%
GS VIT U.S. Eq Insights, Inst
2020	34,242	$3.34	to	$2.81	$109,201	0.84%	0.55%	to	1.45%	16.90%	to	15.86%
2019	40,322	$2.86	to	$2.43	$110,217	1.21%	0.55%	to	1.45%	24.52%	to	23.41%
2018	47,779	$2.30	to	$1.97	$105,192	1.19%	0.55%	to	1.45%	(6.71%)	to	(7.55%)
2017	52,854	$2.46	to	$2.13	$125,064	1.34%	0.55%	to	1.45%	23.39%	to	22.29%
2016	61,378	$2.00	to	$1.74	$118,004	1.25%	0.55%	to	1.45%	10.13%	to	9.14%

292	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Inv Opp VI Dis Mid Cap Gro, Ser I
2020	15,946	$1.51	to	$1.50	$24,155	0.05%	0.55%	to	1.20%	51.03	%(10)	to	50.36	%(10)
Inv Opp VI Dis Mid Cap Gro, Ser II
2020	10,622	$1.51	to	$1.50	$15,963	—	0.55%	to	1.45%	50.65	%(10)	to	49.72	%(10)
Invesco Opp VI Global, Ser II
2020	44,144	$4.25	to	$2.45	$158,216	0.44%	0.55%	to	1.90%	26.64%		to	24.94%
2019	49,088	$3.36	to	$1.96	$139,266	0.64%	0.55%	to	1.90%	30.73%		to	28.98%
2018	52,505	$2.57	to	$1.52	$114,539	0.75%	0.55%	to	1.90%	(13.87%)		to	(15.03%)
2017	51,073	$2.98	to	$1.79	$130,695	0.73%	0.55%	to	1.90%	35.57%		to	33.77%
2016	51,397	$2.20	to	$1.34	$97,849	0.78%	0.55%	to	1.90%	(0.70%)		to	(2.03%)
Inves Opp VI Gbl Strat Inc, Ser II
2020	109,621	$1.91	to	$1.03	$192,491	5.23%	0.55%	to	1.90%	2.43%		to	1.06%
2019	128,020	$1.86	to	$1.02	$220,135	3.41%	0.55%	to	1.90%	10.00%		to	8.52%
2018	149,770	$1.69	to	$0.94	$234,872	4.57%	0.55%	to	1.90%	(5.07%)		to	(6.35%)
2017	184,653	$1.78	to	$1.00	$306,521	1.99%	0.55%	to	1.90%	5.46%		to	4.05%
2016	217,796	$1.69	to	$0.97	$344,745	4.63%	0.55%	to	1.90%	5.68%		to	4.27%
Invesco Opp VI Main St, Ser II
2020	2,060	$1.45	to	$1.42	$2,976	1.13%	0.85%	to	1.45%	12.73%		to	12.06%
2019	2,502	$1.29	to	$1.27	$3,213	0.80%	0.85%	to	1.45%	30.62%		to	29.84%
2018	2,956	$0.99	to	$0.98	$2,909	0.90%	0.85%	to	1.45%	(8.88%)		to	(9.43%)
2017	3,459	$1.08	to	$1.08	$3,741	1.57%	0.85%	to	1.45%	8.27	%(7)	to	7.84	%(7)
Inves Opp VI Mn St Sm Cap, Ser II
2020	27,781	$4.20	to	$2.35	$98,850	0.37%	0.55%	to	1.90%	18.98%		to	17.38%
2019	31,718	$3.53	to	$2.00	$94,237	—	0.55%	to	1.90%	25.44%		to	23.76%
2018	35,518	$2.81	to	$1.62	$84,593	0.06%	0.55%	to	1.90%	(11.03%)		to	(12.23%)
2017	37,837	$3.16	to	$1.84	$101,756	0.65%	0.55%	to	1.90%	13.29%		to	11.77%
2016	38,137	$2.79	to	$1.65	$91,572	0.25%	0.55%	to	1.90%	17.03%		to	15.46%
Invesco VI Am Fran, Ser I
2020	4,758	$3.62	to	$3.50	$16,877	0.07%	0.55%	to	0.95%	41.57%		to	41.01%
2019	5,370	$2.56	to	$2.48	$13,489	—	0.55%	to	0.95%	36.01%		to	35.46%
2018	6,121	$1.88	to	$1.83	$11,336	—	0.55%	to	0.95%	(4.16%)		to	(4.54%)
2017	6,861	$1.96	to	$1.92	$13,291	0.08%	0.55%	to	0.95%	26.64%		to	26.14%
2016	7,876	$1.55	to	$1.52	$12,078	—	0.55%	to	0.95%	1.71%		to	1.30%
Invesco VI Am Fran, Ser II
2020	16,180	$3.55	to	$3.28	$55,833	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	19,916	$2.51	to	$2.34	$48,830	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	23,543	$1.85	to	$1.74	$42,681	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
2017	26,875	$1.94	to	$1.84	$51,141	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	31,728	$1.53	to	$1.47	$47,938	—	0.55%	to	1.45%	1.46%		to	0.55%
Invesco VI Bal Risk Alloc, Ser II
2020	25,880	$1.38	to	$1.25	$34,796	7.46%	0.55%	to	1.90%	9.39%		to	7.92%
2019	31,724	$1.27	to	$1.16	$39,137	—	0.55%	to	1.90%	14.25%		to	12.72%
2018	34,792	$1.11	to	$1.02	$37,768	1.26%	0.55%	to	1.90%	(7.23%)		to	(8.49%)
2017	39,964	$1.19	to	$1.12	$46,895	3.79%	0.55%	to	1.90%	9.23%		to	7.77%
2016	39,732	$1.09	to	$1.04	$42,960	0.20%	0.55%	to	1.90%	10.91%		to	9.42%
Invesco VI Comstock, Ser II
2020	36,170	$2.86	to	$2.07	$94,658	2.13%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	42,757	$2.91	to	$2.12	$113,810	1.67%	0.55%	to	1.45%	24.26%		to	23.14%
2018	50,584	$2.34	to	$1.72	$108,556	1.40%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	58,649	$2.69	to	$2.00	$144,815	1.92%	0.55%	to	1.45%	16.93%		to	15.89%
2016	71,705	$2.30	to	$1.72	$151,865	1.28%	0.55%	to	1.45%	16.35%		to	15.31%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	293

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Core Eq, Ser I
2020	16,461	$4.38	to	$4.38	$73,056	1.34%	1.25%	to	1.25%	12.44%		to	12.44%
2019	18,198	$3.90	to	$3.90	$71,851	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
2018	20,443	$3.06	to	$3.06	$63,496	0.88%	1.25%	to	1.25%	(10.53%)		to	(10.53%)
2017	22,879	$3.42	to	$3.42	$79,549	1.02%	1.25%	to	1.25%	11.77%		to	11.77%
2016	25,749	$3.06	to	$3.06	$80,070	0.75%	1.25%	to	1.25%	8.90%		to	8.90%
Invesco VI Div Divd, Ser I
2020	8,941	$2.26	to	$2.13	$19,755	2.93%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	11,136	$2.27	to	$2.15	$24,624	2.84%	0.55%	to	1.20%	24.40%		to	23.60%
2018	12,965	$1.83	to	$1.74	$23,127	2.23%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
2017	17,668	$1.99	to	$1.90	$34,394	1.63%	0.55%	to	1.20%	7.98%		to	7.28%
2016	20,872	$1.84	to	$1.77	$37,763	1.39%	0.55%	to	1.20%	14.18%		to	13.45%
Invesco VI Div Divd, Ser II
2020	5,209	$2.15	to	$2.03	$11,057	2.70%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	6,610	$2.17	to	$2.06	$14,194	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
2018	8,527	$1.75	to	$1.67	$14,809	1.97%	0.85%	to	1.45%	(8.60%)		to	(9.15%)
2017	12,021	$1.92	to	$1.84	$22,864	1.44%	0.85%	to	1.45%	7.43%		to	6.79%
2016	14,277	$1.78	to	$1.72	$25,307	1.25%	0.85%	to	1.45%	13.57%		to	12.89%
Invesco VI Hlth, Ser II
2020	14,173	$3.37	to	$3.13	$46,553	0.10%	0.55%	to	1.45%	13.57%		to	12.56%
2019	14,951	$2.96	to	$2.78	$43,401	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	17,735	$2.26	to	$2.13	$39,354	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	20,032	$2.25	to	$2.15	$44,570	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	24,438	$1.96	to	$1.89	$47,482	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
Invesco VI Intl Gro, Ser II
2020	23,326	$2.49	to	$1.94	$53,197	2.08%	0.55%	to	1.45%	13.11%		to	12.10%
2019	27,790	$2.20	to	$1.73	$56,237	1.25%	0.55%	to	1.45%	27.54%		to	26.39%
2018	33,586	$1.72	to	$1.37	$53,415	1.70%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	41,420	$2.04	to	$1.64	$78,374	1.24%	0.55%	to	1.45%	22.06%		to	20.96%
2016	49,469	$1.67	to	$1.36	$77,046	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
Invesco VI Tech, Ser I
2020	10,030	$3.55	to	$3.67	$34,515	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	10,550	$2.44	to	$2.55	$25,039	—	0.55%	to	1.20%	35.14%		to	34.26%
2018	12,085	$1.81	to	$1.90	$21,264	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
2017	12,714	$1.82	to	$1.93	$22,625	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	14,718	$1.36	to	$1.44	$19,521	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
Ivy VIP Asset Strategy, Cl II
2020	10,756	$1.52	to	$1.37	$15,965	2.00%	0.55%	to	1.90%	13.25%		to	11.73%
2019	12,187	$1.34	to	$1.23	$16,046	2.12%	0.55%	to	1.90%	21.11%		to	19.48%
2018	13,310	$1.11	to	$1.03	$14,604	1.83%	0.55%	to	1.90%	(5.96%)		to	(7.23%)
2017	13,785	$1.18	to	$1.11	$16,130	1.48%	0.55%	to	1.90%	17.63%		to	16.05%
2016	18,669	$1.00	to	$0.95	$18,610	0.59%	0.55%	to	1.90%	(3.10%)		to	(4.40%)
Janus Henderson VIT Bal, Serv
2020	74,253	$1.37	to	$1.32	$100,413	1.60%	0.55%	to	1.90%	13.40%		to	11.88%
2019	56,949	$1.21	to	$1.18	$68,253	1.82%	0.55%	to	1.90%	21.60%		to	19.98%
2018	32,123	$0.99	to	$0.98	$31,839	1.50%	0.55%	to	1.90%	(0.67	%)(9)	to	(1.58	%)(9)
Janus Henderson VIT Enter, Serv
2020	6,521	$2.82	to	$2.60	$17,484	—	0.55%	to	0.95%	18.53%		to	18.06%
2019	7,645	$2.38	to	$2.20	$17,333	0.05%	0.55%	to	0.95%	34.42%		to	33.88%
2018	8,646	$1.77	to	$1.65	$14,621	0.11%	0.55%	to	0.95%	(1.21%)		to	(1.61%)
2017	9,251	$1.79	to	$1.67	$15,839	0.15%	0.55%	to	0.95%	26.39%		to	25.89%
2016	10,124	$1.42	to	$1.33	$13,757	0.02%	0.55%	to	0.95%	11.49%		to	11.05%

294	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Flex Bd, Serv
2020	55,739	$1.25	to	$1.12	$67,139	2.47%	0.55%	to	1.90%	9.65%	to	8.18%
2019	44,425	$1.14	to	$1.04	$49,020	2.88%	0.55%	to	1.90%	8.68%	to	7.22%
2018	41,077	$1.05	to	$0.97	$41,907	2.59%	0.55%	to	1.90%	(1.83%)	to	(3.15%)
2017	48,174	$1.07	to	$1.00	$50,335	2.46%	0.55%	to	1.90%	2.79%	to	1.41%
2016	52,385	$1.04	to	$0.99	$53,508	2.53%	0.55%	to	1.90%	1.66%	to	0.30%
Janus Hend VIT Gbl Tech Innov, Srv
2020	12,474	$3.28	to	$7.38	$39,831	—	0.55%	to	1.20%	49.90%	to	48.93%
2019	13,302	$2.19	to	$4.96	$28,362	—	0.55%	to	1.20%	44.03%	to	43.09%
2018	15,070	$1.52	to	$3.46	$22,441	—	0.55%	to	1.20%	0.35%	to	(0.30%)
2017	16,362	$1.51	to	$3.47	$24,230	—	0.55%	to	1.20%	44.12%	to	43.19%
2016	18,360	$1.05	to	$2.43	$18,891	0.09%	0.55%	to	1.20%	13.23%	to	12.50%
Janus Henderson VIT Overseas, Serv
2020	11,852	$1.84	to	$2.86	$20,942	1.20%	0.55%	to	1.20%	15.39%	to	14.64%
2019	13,664	$1.60	to	$2.50	$20,973	1.82%	0.55%	to	1.20%	26.01%	to	25.20%
2018	15,915	$1.27	to	$2.00	$19,487	1.64%	0.55%	to	1.20%	(15.60%)	to	(16.16%)
2017	17,974	$1.50	to	$2.38	$26,123	1.58%	0.55%	to	1.20%	30.09%	to	29.25%
2016	20,913	$1.15	to	$1.84	$23,412	4.67%	0.55%	to	1.20%	(7.22%)	to	(7.82%)
Janus Henderson VIT Res, Serv
2020	18,250	$3.54	to	$2.96	$61,214	0.22%	0.55%	to	1.90%	31.85%	to	30.08%
2019	20,124	$2.68	to	$2.27	$51,489	0.31%	0.55%	to	1.90%	34.48%	to	32.68%
2018	21,976	$2.00	to	$1.71	$42,067	0.36%	0.55%	to	1.90%	(3.37%)	to	(4.68%)
2017	24,074	$2.07	to	$1.80	$47,967	0.24%	0.55%	to	1.90%	26.86%	to	25.16%
2016	28,456	$1.63	to	$1.44	$44,874	0.38%	0.55%	to	1.90%	(0.27%)	to	(1.61%)
Lazard Ret Global Dyn MA, Serv
2020	11,732	$1.53	to	$1.38	$17,230	0.61%	0.55%	to	1.90%	0.26%	to	(1.09%)
2019	14,412	$1.53	to	$1.39	$21,230	0.05%	0.55%	to	1.90%	17.14%	to	15.57%
2018	15,222	$1.30	to	$1.21	$19,245	1.38%	0.55%	to	1.90%	(7.08%)	to	(8.34%)
2017	12,337	$1.40	to	$1.32	$16,905	—	0.55%	to	1.90%	19.87%	to	18.27%
2016	12,934	$1.17	to	$1.11	$14,857	0.21%	0.55%	to	1.90%	2.74%	to	1.36%
MFS Mass Inv Gro Stock, Serv Cl
2020	35,260	$2.22	to	$2.10	$76,753	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	36,777	$1.82	to	$1.75	$66,117	0.34%	0.55%	to	1.45%	38.82%	to	37.58%
2018	41,339	$1.31	to	$1.27	$53,770	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	48,413	$1.31	to	$1.28	$63,174	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
2016	58,861	$1.03	to	$1.01	$60,486	0.38%	0.55%	to	1.45%	5.26%	to	4.32%
MFS New Dis, Serv Cl
2020	10,533	$4.91	to	$5.15	$49,536	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	11,428	$3.39	to	$3.58	$37,250	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	12,560	$2.41	to	$2.56	$29,201	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	14,310	$2.47	to	$2.64	$34,090	—	0.55%	to	1.20%	25.64%	to	24.83%
2016	16,734	$1.97	to	$2.11	$31,851	—	0.55%	to	1.20%	8.20%	to	7.50%
MFS Utilities, Serv Cl
2020	40,895	$4.69	to	$1.79	$155,077	2.21%	0.55%	to	1.90%	5.04%	to	3.63%
2019	46,751	$4.46	to	$1.73	$169,548	3.78%	0.55%	to	1.90%	24.12%	to	22.45%
2018	51,317	$3.59	to	$1.41	$151,015	0.83%	0.55%	to	1.90%	0.26%	to	(1.09%)
2017	61,196	$3.59	to	$1.43	$180,143	4.10%	0.55%	to	1.90%	13.87%	to	12.35%
2016	70,057	$3.15	to	$1.27	$182,085	3.65%	0.55%	to	1.90%	10.63%	to	9.15%
MS VIF Dis, Cl II
2020	19,577	$8.13	to	$5.14	$154,281	—	0.55%	to	1.90%	150.66%	to	147.31%
2019	18,470	$3.24	to	$2.08	$58,529	—	0.55%	to	1.90%	39.20%	to	37.33%
2018	17,284	$2.33	to	$1.51	$39,637	—	0.55%	to	1.90%	9.92%	to	8.43%
2017	14,475	$2.12	to	$1.40	$30,403	—	0.55%	to	1.90%	37.84%	to	36.00%
2016	16,090	$1.54	to	$1.03	$24,689	—	0.55%	to	1.90%	(9.34%)	to	(10.56%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	295

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Global Real Est, Cl II
2020	13,408	$1.41	to	$1.29	$18,246	4.39%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	16,636	$1.66	to	$1.54	$26,812	2.61%	0.55%	to	1.45%	17.41%	to	16.35%
2018	20,200	$1.41	to	$1.32	$27,834	3.10%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	25,820	$1.55	to	$1.46	$39,104	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
2016	32,431	$1.42	to	$1.35	$45,178	1.36%	0.55%	to	1.45%	2.56%	to	1.64%
NB AMT Intl Eq, Cl S
2020	6,800	$1.57	to	$1.55	$10,623	0.50%	0.55%	to	1.45%	11.95%	to	10.95%
2019	7,924	$1.40	to	$1.40	$11,112	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	9,712	$1.10	to	$1.11	$10,777	0.15%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	11,254	$1.34	to	$1.36	$15,150	0.65%	0.55%	to	1.45%	26.07%	to	24.94%
2016	12,747	$1.06	to	$1.08	$13,664	0.62%	0.55%	to	1.45%	(2.35%)	to	(3.23%)
NB AMT Sus Eq, Cl S
2020	4,405	$2.61	to	$2.36	$13,612	0.38%	0.60%	to	1.90%	18.56%	to	17.03%
2019	4,590	$2.20	to	$2.02	$12,006	0.30%	0.60%	to	1.90%	24.83%	to	23.21%
2018	4,187	$1.76	to	$1.64	$8,768	0.21%	0.60%	to	1.90%	(6.50%)	to	(7.72%)
2017	4,154	$1.89	to	$1.77	$9,320	0.37%	0.60%	to	1.90%	17.41%	to	15.90%
2016	3,911	$1.61	to	$1.53	$7,470	0.48%	0.60%	to	1.90%	8.98%	to	7.58%
NB AMT US Eq Index PW Strat, Cl S
2020	4,401	$1.12	to	$1.02	$4,769	0.86%	0.55%	to	1.90%	7.67%	to	6.22%
2019	4,240	$1.04	to	$0.96	$4,286	0.16%	0.55%	to	1.90%	14.63%	to	13.09%
2018	4,045	$0.91	to	$0.85	$3,586	—	0.55%	to	1.90%	(7.30%)	to	(8.54%)
2017	3,417	$0.98	to	$0.93	$3,281	—	0.55%	to	1.90%	6.10%	to	4.68%
2016	3,376	$0.92	to	$0.89	$3,072	—	0.55%	to	1.90%	(1.19%)	to	(2.51%)
PIMCO VIT All Asset, Advisor Cl
2020	32,326	$1.88	to	$1.23	$58,128	4.85%	0.55%	to	1.90%	7.32%	to	5.88%
2019	39,328	$1.75	to	$1.16	$66,173	2.77%	0.55%	to	1.90%	11.13%	to	9.64%
2018	46,372	$1.58	to	$1.06	$70,331	2.95%	0.55%	to	1.90%	(5.97%)	to	(7.23%)
2017	56,360	$1.68	to	$1.14	$91,337	4.43%	0.55%	to	1.90%	12.76%	to	11.25%
2016	64,890	$1.49	to	$1.02	$93,646	2.43%	0.55%	to	1.90%	12.29%	to	10.77%
PIMCO VIT Glb Man As Alloc, Adv Cl
2020	4,148	$1.45	to	$1.29	$5,747	7.83%	0.55%	to	1.90%	16.08%	to	14.51%
2019	4,415	$1.25	to	$1.13	$5,298	2.12%	0.55%	to	1.90%	16.32%	to	14.77%
2018	4,395	$1.08	to	$0.98	$4,553	1.59%	0.55%	to	1.90%	(6.13%)	to	(7.40%)
2017	4,421	$1.15	to	$1.06	$4,914	2.16%	0.55%	to	1.90%	13.37%	to	11.85%
2016	4,276	$1.01	to	$0.95	$4,210	2.34%	0.55%	to	1.90%	3.35%	to	1.98%
PIMCO VIT Tot Return, Advisor Cl
2020	54,942	$1.22	to	$1.10	$64,444	1.99%	0.55%	to	1.90%	7.94%	to	6.50%
2019	39,647	$1.13	to	$1.03	$43,292	2.89%	0.55%	to	1.90%	7.65%	to	6.21%
2018	29,874	$1.05	to	$0.97	$30,435	2.43%	0.55%	to	1.90%	(1.18%)	to	(2.51%)
2017	28,808	$1.06	to	$0.99	$29,845	1.92%	0.55%	to	1.90%	4.24%	to	2.84%
2016	18,986	$1.02	to	$0.97	$18,973	1.98%	0.55%	to	1.90%	2.01%	to	0.65%
Put VT Global Hlth Care, Cl IB
2020	6,500	$4.01	to	$3.69	$24,820	0.48%	0.55%	to	1.20%	15.64%	to	14.89%
2019	7,149	$3.47	to	$3.21	$23,677	—	0.55%	to	1.20%	29.58%	to	28.74%
2018	8,767	$2.68	to	$2.49	$22,465	0.99%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
2017	9,934	$2.71	to	$2.54	$25,818	0.53%	0.55%	to	1.20%	14.67%	to	13.93%
2016	11,746	$2.36	to	$2.23	$26,703	—	0.55%	to	1.20%	(11.84%)	to	(12.41%)
Put VT Intl Eq, Cl IB
2020	5,740	$2.16	to	$2.09	$11,820	1.62%	0.55%	to	1.20%	11.48%	to	10.76%
2019	6,274	$1.93	to	$1.89	$11,617	1.43%	0.55%	to	1.20%	24.47%	to	23.66%
2018	7,342	$1.55	to	$1.53	$10,946	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
2017	8,597	$1.93	to	$1.91	$15,980	2.24%	0.55%	to	1.20%	25.89%	to	25.07%
2016	9,846	$1.53	to	$1.53	$14,585	3.53%	0.55%	to	1.20%	(2.99%)	to	(3.61%)

296	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IA
2020	15,847	$5.45	to	$5.45	$86,886	0.63%	1.25%	to	1.25%	27.46%	to	27.46%
2019	17,005	$4.28	to	$4.28	$73,160	0.69%	1.25%	to	1.25%	35.02%	to	35.02%
2018	18,846	$3.17	to	$3.17	$60,059	0.01%	1.25%	to	1.25%	(2.52%)	to	(2.52%)
2017	20,744	$3.25	to	$3.25	$67,957	0.85%	1.25%	to	1.25%	27.95%	to	27.95%
2016	22,792	$2.54	to	$2.54	$58,366	0.97%	1.25%	to	1.25%	6.72%	to	6.72%
Put VT Sus Leaders, Cl IB
2020	8,424	$4.42	to	$4.13	$36,224	0.42%	0.55%	to	1.20%	28.19%	to	27.36%
2019	9,530	$3.45	to	$3.24	$32,045	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	10,470	$2.54	to	$2.41	$26,029	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	11,436	$2.60	to	$2.48	$29,120	0.63%	0.55%	to	1.20%	28.52%	to	27.69%
2016	12,838	$2.02	to	$1.94	$25,512	0.72%	0.55%	to	1.20%	7.20%	to	6.51%
Royce Micro-Cap, Invest Cl
2020	2,174	$6.27	to	$5.76	$12,923	—	0.55%	to	0.95%	23.12%	to	22.62%
2019	2,431	$5.09	to	$4.69	$11,773	—	0.55%	to	0.95%	18.90%	to	18.42%
2018	2,779	$4.28	to	$3.96	$11,343	—	0.55%	to	0.95%	(9.55%)	to	(9.91%)
2017	3,299	$4.73	to	$4.40	$15,020	0.63%	0.55%	to	0.95%	4.61%	to	4.19%
2016	3,920	$4.53	to	$4.22	$17,077	0.68%	0.55%	to	0.95%	19.06%	to	18.58%
Temp Global Bond, Cl 2
2020	29,605	$0.95	to	$0.86	$27,164	8.50%	0.55%	to	1.90%	(5.80%)	to	(7.07%)
2019	35,065	$1.01	to	$0.92	$34,358	7.17%	0.55%	to	1.90%	1.45%	to	0.09%
2018	37,431	$1.00	to	$0.92	$36,361	—	0.55%	to	1.90%	1.38%	to	0.01%
2017	37,623	$0.98	to	$0.92	$36,206	—	0.55%	to	1.90%	1.37%	to	0.02%
2016	33,736	$0.97	to	$0.92	$32,181	—	0.55%	to	1.90%	2.38%	to	1.00%
Third Ave VST FFI Strat
2020	2,673	$3.50	to	$3.22	$8,951	2.67%	0.55%	to	0.95%	(2.93%)	to	(3.32%)
2019	3,063	$3.61	to	$3.33	$10,588	0.27%	0.55%	to	0.95%	11.85%	to	11.40%
2018	3,676	$3.23	to	$2.99	$11,381	1.82%	0.55%	to	0.95%	(20.78%)	to	(21.10%)
2017	4,361	$4.07	to	$3.79	$17,074	0.83%	0.55%	to	0.95%	12.97%	to	12.52%
2016	5,019	$3.61	to	$3.37	$17,443	0.81%	0.55%	to	0.95%	11.61%	to	11.16%
VanEck VIP Global Gold, Cl S
2020	24,609	$1.41	to	$1.27	$33,396	2.86%	0.55%	to	1.90%	37.87%	to	36.02%
2019	19,858	$1.02	to	$0.94	$19,650	—	0.55%	to	1.90%	37.99%	to	36.14%
2018	17,188	$0.74	to	$0.69	$12,411	3.11%	0.55%	to	1.90%	(16.16%)	to	(17.30%)
2017	14,742	$0.88	to	$0.83	$12,758	4.45%	0.55%	to	1.90%	11.02%	to	9.53%
2016	14,214	$0.80	to	$0.76	$11,190	0.32%	0.55%	to	1.90%	47.13%	to	45.16%
VP Aggr, Cl 2
2020	447,140	$2.39	to	$1.79	$1,022,254	—	0.55%	to	1.90%	14.36%	to	12.82%
2019	514,782	$2.09	to	$1.58	$1,033,752	—	0.55%	to	1.90%	20.92%	to	19.30%
2018	589,593	$1.73	to	$1.33	$983,660	—	0.55%	to	1.90%	(9.09%)	to	(10.31%)
2017	645,382	$1.90	to	$1.48	$1,188,161	—	0.55%	to	1.90%	18.26%	to	16.68%
2016	694,293	$1.61	to	$1.27	$1,085,154	—	0.55%	to	1.90%	5.33%	to	3.92%
VP Aggr, Cl 4
2020	244,947	$2.39	to	$2.17	$563,163	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	297,629	$2.09	to	$1.92	$600,819	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	364,028	$1.73	to	$1.60	$609,397	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
2017	438,155	$1.90	to	$1.77	$810,257	—	0.55%	to	1.45%	18.22%	to	17.17%
2016	554,043	$1.61	to	$1.51	$870,142	—	0.55%	to	1.45%	5.39%	to	4.44%
VP Conserv, Cl 2
2020	444,639	$1.54	to	$1.23	$651,949	—	0.55%	to	1.90%	8.70%	to	7.25%
2019	334,581	$1.42	to	$1.15	$452,819	—	0.55%	to	1.90%	10.14%	to	8.67%
2018	313,974	$1.29	to	$1.06	$387,057	—	0.55%	to	1.90%	(3.49%)	to	(4.79%)
2017	364,115	$1.33	to	$1.11	$466,977	—	0.55%	to	1.90%	6.83%	to	5.40%
2016	420,989	$1.25	to	$1.05	$507,922	—	0.55%	to	1.90%	2.87%	to	1.49%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	297

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2020	345,597	$1.54	to	$1.40	$508,729	—	0.55%	to	1.45%	8.64%		to	7.66%
2019	322,396	$1.42	to	$1.30	$438,288	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	359,816	$1.29	to	$1.19	$446,021	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	438,966	$1.33	to	$1.24	$565,866	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	557,147	$1.25	to	$1.17	$675,846	—	0.55%	to	1.45%	2.87%		to	1.95%
VP Man Risk, Cl 2
2020	185,210	$1.21	to	$1.16	$220,500	—	0.55%	to	1.90%	7.20%		to	5.76%
2019	159,500	$1.13	to	$1.09	$177,905	—	0.55%	to	1.90%	15.42%		to	13.87%
2018	95,804	$0.98	to	$0.96	$92,980	—	0.55%	to	1.90%	(5.82%)		to	(7.09%)
2017	16,502	$1.04	to	$1.03	$17,080	—	0.55%	to	1.90%	3.53	%(8)	to	3.14	%(8)
VP Man Risk US, Cl 2
2020	207,706	$1.29	to	$1.23	$263,829	—	0.55%	to	1.90%	9.19%		to	7.72%
2019	146,325	$1.18	to	$1.14	$171,094	—	0.55%	to	1.90%	17.67%		to	16.09%
2018	72,408	$1.00	to	$0.98	$72,135	—	0.55%	to	1.90%	(4.07%)		to	(5.36%)
2017	10,227	$1.04	to	$1.04	$10,666	—	0.55%	to	1.90%	4.33	%(8)	to	3.94	%(8)
VP Man Vol Conserv, Cl 2
2020	649,932	$1.30	to	$1.19	$826,131	—	0.55%	to	1.90%	7.53%		to	6.09%
2019	430,973	$1.21	to	$1.12	$511,641	—	0.55%	to	1.90%	11.30%		to	9.81%
2018	352,073	$1.09	to	$1.02	$377,188	—	0.55%	to	1.90%	(3.12%)		to	(4.42%)
2017	371,569	$1.12	to	$1.07	$412,801	—	0.55%	to	1.90%	7.30%		to	5.86%
2016	375,994	$1.05	to	$1.01	$390,968	—	0.55%	to	1.90%	2.49%		to	1.12%
VP Man Vol Conserv Gro, Cl 2
2020	1,128,542	$1.37	to	$1.27	$1,535,498	—	0.55%	to	1.90%	8.55%		to	7.10%
2019	1,086,807	$1.26	to	$1.19	$1,368,390	—	0.55%	to	1.90%	13.37%		to	11.85%
2018	1,045,272	$1.11	to	$1.06	$1,166,105	—	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2017	1,090,668	$1.17	to	$1.13	$1,283,320	—	0.55%	to	1.90%	10.58%		to	9.11%
2016	1,147,613	$1.05	to	$1.04	$1,225,828	—	0.55%	to	1.90%	2.60%		to	1.23%
VP Man Vol Gro, Cl 2
2020	7,572,902	$1.48	to	$1.45	$11,679,063	—	0.55%	to	1.90%	10.69%		to	9.20%
2019	7,648,690	$1.34	to	$1.33	$10,691,504	—	0.55%	to	1.90%	17.61%		to	16.03%
2018	7,690,166	$1.14	to	$1.15	$9,161,189	—	0.55%	to	1.90%	(8.24%)		to	(9.48%)
2017	7,241,065	$1.24	to	$1.27	$9,417,648	—	0.55%	to	1.90%	16.84%		to	15.28%
2016	6,861,703	$1.06	to	$1.10	$7,649,392	—	0.55%	to	1.90%	2.80%		to	1.42%
VP Man Vol Mod Gro, Cl 2
2020	9,435,051	$1.43	to	$1.45	$14,491,911	—	0.55%	to	1.90%	9.77%		to	8.30%
2019	9,915,419	$1.31	to	$1.34	$13,928,600	—	0.55%	to	1.90%	15.53%		to	13.98%
2018	10,282,670	$1.13	to	$1.18	$12,547,330	—	0.55%	to	1.90%	(6.37%)		to	(7.63%)
2017	10,233,494	$1.21	to	$1.27	$13,380,654	—	0.55%	to	1.90%	13.72%		to	12.20%
2016	10,167,228	$1.06	to	$1.14	$11,730,363	—	0.55%	to	1.90%	2.85%		to	1.47%
VP Mod, Cl 2
2020	3,989,791	$1.97	to	$1.50	$7,493,232	—	0.55%	to	1.90%	12.25%		to	10.74%
2019	4,164,098	$1.75	to	$1.36	$6,996,952	—	0.55%	to	1.90%	15.50%		to	13.95%
2018	4,279,589	$1.52	to	$1.19	$6,252,850	—	0.55%	to	1.90%	(6.09%)		to	(7.36%)
2017	4,525,857	$1.62	to	$1.29	$7,073,183	—	0.55%	to	1.90%	12.60%		to	11.10%
2016	4,720,820	$1.44	to	$1.16	$6,581,507	—	0.55%	to	1.90%	4.06%		to	2.67%
VP Mod, Cl 4
2020	3,634,891	$1.97	to	$1.79	$6,870,098	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	4,146,579	$1.76	to	$1.61	$7,014,436	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	4,786,697	$1.52	to	$1.41	$7,036,348	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	5,535,497	$1.62	to	$1.51	$8,698,841	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	6,377,730	$1.44	to	$1.35	$8,937,621	—	0.55%	to	1.45%	4.06%		to	3.12%

298	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2020	1,529,551	$2.18	to	$1.64	$3,180,301	—	0.55%	to	1.90%	13.41%	to	11.89%
2019	1,759,401	$1.92	to	$1.46	$3,240,508	—	0.55%	to	1.90%	18.06%	to	16.48%
2018	2,013,548	$1.63	to	$1.26	$3,155,126	—	0.55%	to	1.90%	(7.55%)	to	(8.79%)
2017	2,232,170	$1.76	to	$1.38	$3,799,415	—	0.55%	to	1.90%	15.51%	to	13.97%
2016	2,427,281	$1.52	to	$1.21	$3,592,456	—	0.55%	to	1.90%	4.69%	to	3.29%
VP Mod Aggr, Cl 4
2020	903,028	$2.18	to	$1.98	$1,890,515	—	0.55%	to	1.45%	13.39%	to	12.37%
2019	1,095,299	$1.92	to	$1.76	$2,029,967	—	0.55%	to	1.45%	18.10%	to	17.04%
2018	1,388,678	$1.63	to	$1.50	$2,188,002	—	0.55%	to	1.45%	(7.59%)	to	(8.42%)
2017	1,694,432	$1.76	to	$1.64	$2,900,251	—	0.55%	to	1.45%	15.56%	to	14.52%
2016	2,083,794	$1.52	to	$1.43	$3,098,935	—	0.55%	to	1.45%	4.68%	to	3.75%
VP Mod Conserv, Cl 2
2020	848,396	$1.74	to	$1.36	$1,404,346	—	0.55%	to	1.90%	10.40%	to	8.92%
2019	853,533	$1.58	to	$1.25	$1,285,589	—	0.55%	to	1.90%	12.89%	to	11.38%
2018	857,276	$1.40	to	$1.12	$1,148,665	—	0.55%	to	1.90%	(4.65%)	to	(5.94%)
2017	951,569	$1.46	to	$1.19	$1,344,016	—	0.55%	to	1.90%	9.41%	to	7.94%
2016	1,050,146	$1.34	to	$1.10	$1,362,169	—	0.55%	to	1.90%	3.40%	to	2.01%
VP Mod Conserv, Cl 4
2020	755,456	$1.74	to	$1.58	$1,259,908	—	0.55%	to	1.45%	10.38%	to	9.39%
2019	848,431	$1.58	to	$1.45	$1,287,128	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	966,531	$1.40	to	$1.29	$1,304,637	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)
2017	1,166,069	$1.47	to	$1.37	$1,656,917	—	0.55%	to	1.45%	9.31%	to	8.34%
2016	1,410,424	$1.34	to	$1.26	$1,841,117	—	0.55%	to	1.45%	3.47%	to	2.54%
VP Ptnrs Core Bond, Cl 2
2020	11,429	$1.25	to	$1.11	$14,577	1.88%	0.60%	to	1.90%	7.33%	to	5.94%
2019	8,894	$1.16	to	$1.05	$10,597	2.13%	0.60%	to	1.90%	7.74%	to	6.35%
2018	7,524	$1.08	to	$0.99	$8,353	2.34%	0.60%	to	1.90%	(0.95%)	to	(2.23%)
2017	8,696	$1.09	to	$1.01	$9,776	2.15%	0.60%	to	1.90%	2.72%	to	1.40%
2016	8,554	$1.06	to	$1.00	$9,408	1.85%	0.60%	to	1.90%	1.64%	to	0.31%
VP Ptnrs Core Eq, Cl 2
2020	3,800	$2.42	to	$2.17	$10,567	—	0.60%	to	1.90%	16.03%	to	14.53%
2019	4,244	$2.08	to	$1.90	$10,227	—	0.60%	to	1.90%	25.45%	to	23.83%
2018	4,552	$1.66	to	$1.53	$8,796	—	0.60%	to	1.90%	(8.75%)	to	(9.94%)
2017	4,700	$1.82	to	$1.70	$10,014	—	0.60%	to	1.90%	19.40%	to	17.87%
2016	4,534	$1.52	to	$1.44	$8,128	—	0.60%	to	1.90%	8.90%	to	7.49%
VP Ptnrs Core Eq, Cl 3
2020	8,699	$2.61	to	$2.34	$21,712	—	0.55%	to	1.45%	16.20%	to	15.16%
2019	11,078	$2.25	to	$2.03	$23,860	—	0.55%	to	1.45%	25.69%	to	24.56%
2018	13,454	$1.79	to	$1.63	$23,146	—	0.55%	to	1.45%	(8.59%)	to	(9.41%)
2017	17,029	$1.95	to	$1.80	$32,189	—	0.55%	to	1.45%	19.62%	to	18.55%
2016	20,722	$1.63	to	$1.52	$32,885	—	0.55%	to	1.45%	9.09%	to	8.11%
VP Ptnrs Intl Core Eq, Cl 2
2020	5,101	$1.48	to	$1.36	$8,115	0.22%	0.60%	to	1.90%	10.29%	to	8.88%
2019	5,071	$1.34	to	$1.25	$7,349	2.57%	0.60%	to	1.90%	17.70%	to	16.17%
2018	4,960	$1.14	to	$1.07	$6,132	2.05%	0.60%	to	1.90%	(17.19%)	to	(18.26%)
2017	5,092	$1.37	to	$1.31	$7,640	1.70%	0.60%	to	1.90%	21.42%	to	19.85%
2016	4,816	$1.13	to	$1.10	$5,979	2.08%	0.60%	to	1.90%	(4.01%)	to	(5.25%)
VP Ptnrs Intl Gro, Cl 2
2020	18,933	$1.76	to	$1.60	$37,314	0.09%	0.60%	to	1.90%	21.57%	to	20.00%
2019	18,390	$1.44	to	$1.33	$29,908	0.93%	0.60%	to	1.90%	25.61%	to	23.98%
2018	19,459	$1.15	to	$1.07	$25,305	0.86%	0.60%	to	1.90%	(19.60%)	to	(20.64%)
2017	17,562	$1.43	to	$1.35	$28,530	0.52%	0.60%	to	1.90%	25.81%	to	24.19%
2016	14,357	$1.14	to	$1.09	$18,620	1.18%	0.60%	to	1.90%	(4.23%)	to	(5.47%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	299

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Val, Cl 2
2020	14,868	$1.21	to	$1.13	$18,225	0.74%	0.60%	to	1.90%	(4.71%)		to	(5.94%)
2019	16,045	$1.27	to	$1.20	$20,752	3.61%	0.60%	to	1.90%	12.52%		to	11.08%
2018	14,984	$1.13	to	$1.08	$17,296	2.63%	0.60%	to	1.90%	(17.97%)		to	(19.04%)
2017	13,000	$1.38	to	$1.33	$18,374	1.93%	0.60%	to	1.90%	24.28%		to	22.69%
2016	9,699	$1.11	to	$1.09	$11,089	2.67%	0.60%	to	1.90%	7.43%		to	6.04%
VP Ptnrs Sm Cap Gro, Cl 2
2020	3,948	$2.45	to	$2.20	$13,307	—	0.60%	to	1.90%	37.61%		to	35.83%
2019	3,823	$1.78	to	$1.62	$9,390	—	0.60%	to	1.90%	20.22%		to	18.67%
2018	3,356	$1.48	to	$1.36	$6,890	—	0.60%	to	1.90%	(5.45%)		to	(6.68%)
2017	2,729	$1.56	to	$1.46	$5,935	—	0.60%	to	1.90%	17.79%		to	16.27%
2016	2,402	$1.33	to	$1.26	$4,455	—	0.60%	to	1.90%	5.75%		to	4.38%
VP Ptnrs Sm Cap Val, Cl 2
2020	3,231	$1.74	to	$1.57	$6,905	—	0.60%	to	1.90%	3.36%		to	2.03%
2019	3,438	$1.68	to	$1.54	$7,128	—	0.60%	to	1.90%	18.81%		to	17.28%
2018	3,283	$1.42	to	$1.31	$5,754	—	0.60%	to	1.90%	(14.24%)		to	(15.35%)
2017	2,920	$1.65	to	$1.55	$5,991	—	0.60%	to	1.90%	6.25%		to	4.88%
2016	2,638	$1.55	to	$1.48	$5,104	—	0.60%	to	1.90%	24.61%		to	23.00%
VP Ptnrs Sm Cap Val, Cl 3
2020	17,789	$3.85	to	$1.98	$58,544	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	20,084	$3.72	to	$1.93	$63,888	—	0.55%	to	1.45%	19.00%		to	17.93%
2018	22,961	$3.13	to	$1.63	$61,363	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	26,821	$3.64	to	$1.92	$83,615	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	32,428	$3.42	to	$1.82	$95,187	—	0.55%	to	1.45%	24.85%		to	23.73%
VP US Flex Conserv Gro, Cl 2
2020	298,161	$1.21	to	$1.23	$381,005	—	0.55%	to	1.90%	5.29%		to	3.88%
2019	216,805	$1.15	to	$1.19	$264,362	—	0.55%	to	1.90%	14.23%		to	12.70%
2018	119,444	$1.00	to	$1.05	$128,176	—	0.55%	to	1.90%	(3.03%)		to	(4.33%)
2017	69,286	$1.04	to	$1.10	$77,087	—	0.55%	to	1.90%	3.43	%(8)	to	9.62%
2016	7,951	$1.01	to	$1.00	$7,994	—	0.60%	to	1.90%	0.83	%(6)	to	0.66	%(6)
VP US Flex Gro, Cl 2
2020	2,383,120	$1.27	to	$1.37	$3,392,122	—	0.55%	to	1.90%	4.23%		to	2.83%
2019	2,087,385	$1.21	to	$1.33	$2,862,487	—	0.55%	to	1.90%	19.54%		to	17.94%
2018	1,403,049	$1.02	to	$1.13	$1,616,520	—	0.55%	to	1.90%	(4.45%)		to	(5.73%)
2017	782,503	$1.06	to	$1.20	$948,181	—	0.55%	to	1.90%	6.17	%(8)	to	16.23%
2016	152,952	$1.03	to	$1.03	$158,048	—	0.60%	to	1.90%	2.20	%(6)	to	2.03	%(6)
VP US Flex Mod Gro, Cl 2
2020	1,429,369	$1.24	to	$1.30	$1,935,524	—	0.55%	to	1.90%	4.95%		to	3.54%
2019	1,326,348	$1.18	to	$1.26	$1,718,525	—	0.55%	to	1.90%	16.93%		to	15.36%
2018	965,850	$1.01	to	$1.09	$1,074,953	—	0.55%	to	1.90%	(3.77%)		to	(5.06%)
2017	581,575	$1.05	to	$1.15	$675,916	—	0.55%	to	1.90%	4.93	%(8)	to	13.02%
2016	82,581	$1.02	to	$1.02	$84,178	—	0.60%	to	1.90%	1.52	%(6)	to	1.35	%(6)
Wanger Intl
2020	41,614	$4.93	to	$2.33	$162,608	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	50,662	$4.33	to	$2.07	$174,505	0.79%	0.55%	to	1.45%	29.28%		to	28.12%
2018	60,391	$3.35	to	$1.61	$160,984	2.02%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	68,564	$4.09	to	$1.99	$224,311	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	78,620	$3.10	to	$1.52	$195,758	1.13%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
Wanger USA
2020	45,839	$6.97	to	$3.45	$263,234	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	54,642	$5.64	to	$2.82	$253,728	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	63,796	$4.33	to	$2.18	$227,464	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	73,900	$4.42	to	$2.25	$269,824	—	0.55%	to	1.45%	18.93%		to	17.86%
2016	87,712	$3.71	to	$1.91	$269,942	—	0.55%	to	1.45%	13.07%		to	12.05%

300	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Index Asset Alloc, Cl 2
2020	7,351	$3.38	to	$3.15	$24,171	0.82%	0.55%	to	1.20%	15.94%	to	15.20%
2019	8,230	$2.92	to	$2.74	$23,399	1.09%	0.55%	to	1.20%	19.50%	to	18.72%
2018	9,481	$2.44	to	$2.30	$22,593	0.97%	0.55%	to	1.20%	(3.44%)	to	(4.07%)
2017	11,067	$2.53	to	$2.40	$27,343	0.74%	0.55%	to	1.20%	11.64%	to	10.91%
2016	12,593	$2.26	to	$2.17	$27,911	0.89%	0.55%	to	1.20%	7.09%	to	6.39%
WF VT Intl Eq, Cl 2
2020	16,331	$1.98	to	$1.26	$27,472	2.58%	0.55%	to	1.45%	4.35%	to	3.42%
2019	18,783	$1.89	to	$1.22	$30,400	3.69%	0.55%	to	1.45%	14.85%	to	13.82%
2018	20,982	$1.65	to	$1.07	$29,640	11.24%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	23,601	$2.00	to	$1.31	$40,675	2.82%	0.55%	to	1.45%	23.66%	to	22.55%
2016	24,730	$1.62	to	$1.07	$34,690	2.82%	0.55%	to	1.45%	2.73%	to	1.81%
WF VT Opp, Cl 2
2020	12,694	$4.54	to	$2.42	$50,846	0.44%	0.55%	to	1.90%	20.34%	to	18.73%
2019	14,921	$3.77	to	$2.04	$49,566	0.28%	0.55%	to	1.90%	30.74%	to	28.99%
2018	17,378	$2.88	to	$1.58	$44,290	0.18%	0.55%	to	1.90%	(7.66%)	to	(8.90%)
2017	20,487	$3.12	to	$1.73	$56,740	0.68%	0.55%	to	1.90%	19.78%	to	18.18%
2016	23,575	$2.61	to	$1.47	$54,889	2.04%	0.55%	to	1.90%	11.61%	to	10.12%
WF VT Sm Cap Gro, Cl 2
2020	23,583	$5.69	to	$3.10	$123,475	—	0.55%	to	1.90%	56.92%	to	54.82%
2019	24,616	$3.63	to	$2.00	$82,575	—	0.55%	to	1.90%	24.14%	to	22.48%
2018	26,761	$2.92	to	$1.63	$72,561	—	0.55%	to	1.90%	0.75%	to	(0.61%)
2017	25,824	$2.90	to	$1.64	$69,947	—	0.55%	to	1.90%	25.17%	to	23.50%
2016	28,341	$2.32	to	$1.33	$61,652	—	0.55%	to	1.90%	7.16%	to	5.73%
WA Var Global Hi Yd Bond, Cl II
2020	8,499	$1.33	to	$1.19	$10,857	3.76%	0.55%	to	1.90%	6.53%	to	5.11%
2019	9,240	$1.24	to	$1.14	$11,151	5.39%	0.55%	to	1.90%	13.39%	to	11.86%
2018	8,318	$1.10	to	$1.02	$8,870	4.55%	0.55%	to	1.90%	(4.69%)	to	(5.98%)
2017	9,079	$1.15	to	$1.08	$10,224	5.77%	0.55%	to	1.90%	7.83%	to	6.39%
2016	6,019	$1.07	to	$1.02	$6,315	5.94%	0.55%	to	1.90%	14.73%	to	13.20%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2016.
(6)	New subaccount operations commenced on November 14, 2016.
(7)	New subaccount operations commenced on April 28, 2017.
(8)	New subaccount operations commenced on September 18, 2017.
(9)	New subaccount operations commenced on April 27, 2018.
(10)	New subaccount operations commenced on April 24, 2020.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	301

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2020 and 2019, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2020, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of the reserves for long term care policies

As described in Note 2 and Note 10 to the consolidated financial statements, the total reserves for long term care policies was $5,722 million as of December 31, 2020, which is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet. Liabilities for estimates of benefits that will become payable on future claims on long term care policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Management utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests, using current best estimate assumptions. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. In 2020, the Company recognized a premium deficiency and losses of $141 million that were recorded through benefits, claims, losses and settlement expenses, which were based on management’s best estimate assumptions included expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability.

The principal considerations for our determination that performing procedures relating to the valuation of the reserves for long term care policies is a critical audit matter are the significant judgment by management when developing the estimate of the long term care reserves, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of reserves for long term care policies, including controls over management’s development of the current best estimate assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of the long term care reserves, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability, and (ii) evaluating the appropriateness of management’s models.

Valuation of the embedded derivatives in certain variable annuity riders

As described in Note 2, Note 10, Note 11, and Note 13 to the consolidated financial statements, management values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. As there is no active market for the transfer of these embedded derivatives, such internal valuation models estimate fair value by discounting expected cash flows. As of December 31, 2020, the net embedded derivative liability in certain variable annuity riders was $2,316 million, and is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet. Management’s discounted cash flow model for estimating fair value includes observable capital market assumptions and incorporates significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, all of which management believes a market participant would expect.

The principal considerations for our determination that performing procedures relating to the valuation of the embedded derivatives in certain variable annuity riders is a critical audit matter are the significant judgment by management to estimate the fair value of the embedded derivatives in certain variable annuity riders; this in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence obtained related to the significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk and the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls related to the

Company’s estimate of the fair value of embedded derivatives in certain variable annuity riders, including controls over the significant unobservable inputs. These procedures also included, among others, evaluating and testing management’s process for developing the fair value estimate. Testing management’s process included evaluating the reasonableness of the significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and testing the completeness and accuracy of underlying data used by management in the development of the significant unobservable inputs. Professionals with specialized skill and knowledge were used to assist in (i) evaluating the reasonableness of certain significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and (ii) evaluating the appropriateness of management’s models.

Valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities

As described in Note 2, Note 10 and Note 11 to the consolidated financial statements, the Company issues universal life, variable universal life and variable annuity policies that have product features that are accounted for as insurance liabilities. As disclosed by management, the liability for these policies, which is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet, is determined using actuarial models to estimate the present value of the projected benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments. Significant assumptions used by management in projecting the present value of future benefits and assessments include customer asset value growth rates, mortality, persistency, and investment margins, and additionally for variable annuity policies, benefit utilization.

The principal considerations for our determination that performing procedures relating to the valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities is a critical audit matter are the significant judgment by management when developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions related to customer asset value growth rates, persistency, investment margins, and , for variable annuity policies, benefit utilization. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, including controls over management’s development of the significant assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the significant assumptions related to customer asset value growth rates, persistency, benefit utilization and investment margins, and (ii) evaluating the appropriateness of management’s models.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 24, 2021

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2020	2019
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2020, $20,260; 2019, $19,111, net of allowance for credit losses: 2020, $10(1))	$22,855	$20,902
Mortgage loans, at amortized cost (net of allowance for credit losses: 2020, $28; 2019, $17)	2,574	2,655
Policy loans	846	867
Other investments (net of allowance for credit losses: 2020, $7; 2019, $4)	701	734
Total investments	26,976	25,158
Investments of consolidated investment entities, at fair value	1,918	—
Cash and cash equivalents	3,191	1,275
Cash of consolidated investment entities, at fair value	94	—
Reinsurance recoverables (Net of allowance for credit losses: 2020, $8(1))	3,409	3,198
Other receivables	1,613	1,713
Receivables of consolidated investment entities, at fair value	16	—
Accrued investment income	172	169
Deferred acquisition costs	2,508	2,673
Other assets	6,969	5,332
Other assets of consolidated investment entities, at fair value	2	—
Separate account assets	87,556	82,425
Total assets	$134,424	$121,943

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$33,986	$30,504
Short-term borrowings	200	201
Debt of consolidated investment entities, at fair value	1,913	—
Line of credit with Ameriprise Financial, Inc.	—	50
Long-term debt	500	—
Other liabilities	6,887	5,427
Other liabilities of consolidated investment entities, at fair value	69	—
Separate account liabilities	87,556	82,425
Total liabilities	131,111	118,607
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings (deficit)	(76)	293
Accumulated other comprehensive income, net of tax	920	574
Total shareholder’s equity	3,313	3,336
Total liabilities and shareholder’s equity	$134,424	$121,943

(1)	Prior to January 1, 2020, the allowance for credit losses is not applicable to Available-for-Sale securities and Reinsurance recoverables. See Notes 2, 3, 6 and 7 for more information

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2020	2019	2018
Revenues
Premiums	$341	$397	$396
Net investment income	869	917	1,023
Policy and contract charges	2,094	2,042	2,081
Other revenues	482	464	411
Net realized investment gains (losses)	(10)	(2)	10
Total revenues	3,776	3,818	3,921

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,805	1,804	1,373
Interest credited to fixed accounts	644	669	674
Amortization of deferred acquisition costs	264	133	255
Interest and debt expense	5	—	—
Other insurance and operating expenses	665	685	679
Total benefits and expenses	3,383	3,291	2,981
Pretax income (loss)	393	527	940
Income tax provision (benefit)	(45)	(60)	35
Net income	$438	$587	$905

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2020	2019	2018

Net income	$438	$587	$905
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	346	529	(412)
Net unrealized gains (losses) on derivatives	—	—	1
Total other comprehensive income (loss), net of tax	346	529	(411)
Total comprehensive income	$784	$1,116	$494
See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2018	$3	$2,466	$903	$456	$3,828
Comprehensive income:
Net income	—	—	905	—	905
Other comprehensive income (loss), net of tax	—	—	—	(411)	(411)

Total comprehensive income					494
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)

Balances at December 31, 2018	3	2,466	1,058	45	3,572
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(2)	—	(2)
Comprehensive income:
Net income	—	—	587	—	587
Other comprehensive income (loss), net of tax	—	—	—	529	529

Total comprehensive income					1,116
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,350)	—	(1,350)

Balances at December 31, 2019	3	2,466	293	574	$3,336
Cumulative effect of adoption of current expected credit losses guidance	—	—	(7)	—	(7)
Comprehensive income:
Net income	—	—	438	—	438
Other comprehensive income (loss), net of tax	—	—	—	346	346

Total comprehensive income					784
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)
Balances at December 31, 2020	$3	$2,466	$(76)	$920	$3,313

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2020	2019	2018
Cash Flows from Operating Activities
Net income	$438	$587	$905
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(22)	(22)	37
Deferred income tax (benefit) expense	(278)	(278)	(3)
Contractholder and policyholder charges, non-cash	(385)	(380)	(368)
Loss from equity method investments	73	99	64
Net realized investment (gains) losses	(12)	(15)	(10)
Impairments and provision for loan losses	22	17	—
Net losses (gains) of consolidated investment entities	(2)	—	—
Changes in operating assets and liabilities:
Deferred acquisition costs	48	(106)	1
Policyholder account balances, future policy benefits and claims, net	3,441	751	906
Derivatives, net of collateral	(134)	333	(170)
Reinsurance recoverables	(166)	(90)	(212)
Other receivables	62	19	14
Accrued investment income	(3)	26	16
Current income tax expense (benefit)	378	2	(120)
Other, net	79	23	119
Net cash provided by (used in) operating activities	3,539	966	1,179

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	102	232	56
Maturities, sinking fund payments and calls	2,813	2,250	2,635
Purchases	(4,069)	(1,772)	(3,049)
Proceeds from sales, maturities and repayments of mortgage loans	207	223	280
Funding of mortgage loans	(135)	(331)	(208)
Proceeds from sales and collections of other investments	123	129	137
Purchase of other investments	(184)	(164)	(217)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	46	—	—
Purchase of investments by consolidated investment entities	(57)	—	—
Purchase of equipment and software	(10)	(10)	(8)
Change in policy loans, net	21	(6)	(16)
Cash paid for deposit receivable	(4)	(349)	—
Cash received for deposit receivable	93	98	—
Advance on line of credit to Ameriprise Financial, Inc.	(702)	—	(273)
Repayment from Ameriprise Financial, Inc. on line of credit	702	—	273
Cash paid for written options with deferred premiums	(338)	(243)	(131)
Cash received from written options with deferred premiums	133	170	130
Net cash impact of consolidating consolidated investment entities	83	—	—
Other, net	2	42	(15)
Net cash provided by (used in) investing activities	(1,174)	269	(406)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	$1,649	$2,152	$1,933
Net transfers from (to) separate accounts	(125)	(86)	(75)
Surrenders and other benefits	(1,357)	(1,728)	(1,904)
Proceeds from line of credit with Ameriprise Financial, Inc.	186	73	10
Repayments to Ameriprise Financial, Inc. on line of credit	(236)	(23)	(10)
Proceeds from long-term debt with Ameriprise Financial, Inc.	500	—	—
Cash received for purchased options with deferred premiums	40	206	254
Cash paid for purchased options with deferred premiums	(211)	(289)	(208)
Repayments of debt by consolidated investment entities	(1)	—	—
Cash dividends to Ameriprise Financial, Inc.	(800)	(1,350)	(750)
Net cash provided by (used in) financing activities	(355)	(1,045)	(750)
Net increase (decrease) in cash and cash equivalents	2,010	190	23
Cash and cash equivalents at beginning of period	1,275	1,085	1,062
Cash and cash equivalents at end of period	$3,285	$1,275	$1,085

Supplemental Disclosures:
Income taxes paid (received), net	$(143)	$215	$158
Interest paid on borrowings	2	5	4
Non-cash investing activity:
Partnership commitments not yet remitted	—	4	1
Investments transferred in connection with fixed annuity reinsurance transaction	—	1,265	—

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

On November 1, 2020, Columbia Cent CLO Advisors, LLC (“Columbia Cent”) began operating as a wholly owned subsidiary of RiverSource Life Insurance Company. See Note 5 for further discussion.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company, companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. In 2020, the Company began offering structured variable annuities which give contractholders the option to allocate a portion of their account value to an indexed account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, litigation reserves, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes which is consistent with prior periods before January 1, 2020. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI which is consistent with prior periods before January 1, 2020.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of

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the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-sale securities is recorded as earned in accrued investment income on the Consolidated Balance Sheets. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. At this time all previously accrued interest is reversed through net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for loan losses. Commercial mortgage loans are recorded within mortgage loans and syndicated loans are recorded within other investments on the Consolidated Balance Sheets. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in net investment income on the Consolidated Statements of Income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in accrued investment income on the Consolidated Statements of Income.

Deposit Receivable

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Reinsurance deposits made are included in receivables. As amounts are received, consistent with the underlying contracts, the deposit receivable is adjusted. The deposit receivable is accreted using the interest method and the accretion is reported in other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the

RiverSource Life Insurance Company

expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit receivable

The allowance for credit losses is calculated on an individual reinsurer basis. The deposit receivable is collateralized by an underlying trust arrangement. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned in other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL

RiverSource Life Insurance Company

insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured long term care business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to benefits, claims, losses and settlement expenses on the Consolidated Statements of Income.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2020 and 2019, land, buildings, equipment and software were $124 million and $129 million, respectively, net of accumulated depreciation of $202 million and $189 million, respectively. Depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 was $14 million, $16 million and $15 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

RiverSource Life Insurance Company

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable, structured variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance.

RiverSource Life Insurance Company

DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, gain gross-up (“GGU”), guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of structured variable annuities, indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable and structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable, structured variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

RiverSource Life Insurance Company

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to structured varaible annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any

RiverSource Life Insurance Company

DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: (1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, (2) the policy of timing of transfers between levels of the fair value hierarchy, and (3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The Company adopted the provisions of the standard to include new disclosures on January 1, 2020. The update does not have an impact on the Company’s consolidated financial condition or results of operations. See Note 12 for additional disclosures on fair value measurements.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. The Company adopted the standard using a prospective approach on January 1, 2020. The adoption did not have an impact on the Company’s consolidated financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. At adoption, the initial estimate of the expected credit losses will be recorded through retained earnings and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The credit loss model for Available-for-Sale debt securities did not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company adopted the standard on January 1, 2020. The adoption of this update did not have a material impact on the Company’s consolidated financial condition or results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard requires most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard was effective for interim and annual periods beginning after December 15, 2018. Entities had the option to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The

RiverSource Life Insurance Company

election of the update was optional. The update was effective for fiscal years beginning after December 15, 2018. Entities could record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have an impact on the Company’s consolidated financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under previous guidance, premiums were generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

In October 2020, the FASB issued amendments clarifying that, at each reporting date if a security contains additional future call dates, an entity must reevaluate whether the amortized cost basis exceeds the amount repayable by the issuer at the next call date. If so, the excess should be amortized to the next call date. The update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early application is not permitted. All entities should apply this update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. The Company currently accounts for the additional call dates in accordance with this amendment.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of LIBOR). The following expedients are provided for modified contracts whose reference rate is changed: (1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, (2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and (3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance The adoption of the standard is not expected to have an impact on the Company’s consolidated results of operations and financial condition.

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the FASB updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intraperiod tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The adoption of the standard is not expected to have an impact on the Company’s consolidated financial condition or results of operations.

RiverSource Life Insurance Company

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. On November 5, 2020, the FASB released an updated ASU to defer the effective date of the standard to interim and annual periods beginning after December 15, 2022, and interim periods within those years. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

RiverSource Life Insurance Company

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income.

	Years Ended December 31,
(in millions)	2020	2019	2018
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$173	$170	$170
Unaffiliated	14	14	16
Total	187	184	186
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	44	43	44
Unaffiliated	18	20	22
	62	63	66
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	351	344	336
Unaffiliated	4	4	3
	355	348	339
Total	417	411	405
Total revenue from contracts with customers	604	595	591
Revenue from other sources (1)	3,172	3,223	3,330
Total revenues	$3,776	$3,818	$3,921

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $57 million and $55 million as of December 31, 2020 and 2019, respectively.

RiverSource Life Insurance Company

5.  VARIABLE INTEREST ENTITIES

On November 1, 2020, the Company purchased investments in the subordinated notes of five consolidated collateralized loan obligations (“CLOs”) from an affiliate.

The Company provides asset management services to investment entities which are considered to be VIEs, such as CLOs, which are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any support to these entities. The Company has unfunded commitments related to consolidated CLOs of $13 million as of December 31, 2020. See Note 20 for information on future funding commitments of other VIEs.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

CLOs

CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary and has the power to direct the activities that most significantly impact the economic performance of the CLO.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $200 million and $270 million as of December 31, 2020 and 2019, respectively. The Company had a $9 million and $15 million liability recorded as of December 31, 2020 and 2019, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. See Note 6 for additional information on these structured investments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 13 for the definition of the three levels of the fair value hierarchy.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$8	$—	$8
Common stocks	—	1	—	1
Syndicated loans	—	1,817	92	1,909
Total investments	—	1,826	92	1,918
Receivables	—	16	—	16
Other assets	—	—	2	2
Total assets at fair value	$—	$1,842	$94	$1,936
Liabilities
Debt (1)	$—	$1,913	$—	$1,913
Other liabilities	—	69	—	69
Total liabilities at fair value	$—	$1,982	$—	$1,982

(1)	The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.0 billion as of December 31, 2020.

The following tables provide a summary of changes in Level 3 assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Syndicated Loans	Other Assets
Balance, January 1, 2020	$—	$—
Purchases	—	2
Sales	(2)	—
Transfers into Level 3	15	—
Transfers out of Level 3	(70)	—
Consolidation of consolidated investment entities	149	—
Balance, December 31, 2020	$92	$2
Changes in unrealized gains (losses) included in income relating to assets held at December 31, 2020	$—	$—

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2020 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 13 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

RiverSource Life Insurance Company

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled held by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short term. The fair value of these liabilities is classified as Level 2.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

(in millions)	December 31, 2020
Syndicated loans
Unpaid principal balance	$1,990
Excess unpaid principal over fair value	(81)
Fair value	$1,909
Fair value of loans more than 90 days past due	$5
Fair value of loans in nonaccrual status	19
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	24
Debt
Unpaid principal balance	$2,069
Excess unpaid principal over fair value	(156)
Carrying value (1)	$1,913

(1)	The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.0 billion as of December 31, 2020.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in net investment income. Gains and losses related to changes in the fair value of investments are recorded in net investment income and gains and losses on sales of investments are recorded in net realized investment gains (losses). Interest expense on debt is recorded in interest and debt expense with gains and losses related to changes in the fair value of debt recorded in net investment income.

Total net gains (losses) recognized in net investment income related to changes in the fair value of financial assets and liabilities for which the fair value option was elected were $2 million for the year ended December 31, 2020.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value	Weighted Average Interest Rate
(in millions)	December 31, 2020	December 31, 2020
Debt of consolidated CLOs due 2025-2031	$1,913	2.1%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from 0.0% to 8.9%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

RiverSource Life Insurance Company

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2020
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$10,982	$1,903	$(2)	$(10)	$12,873
Residential mortgage backed securities	2,888	115	(1)	—	3,002
Commercial mortgage backed securities	3,935	235	(4)	—	4,166
State and municipal obligations	1,050	295	(1)	—	1,344
Asset backed securities	1,168	45	(1)	—	1,212
Foreign government bonds and obligations	236	22	(1)	—	257
U.S. government and agency obligations	1	—	—	—	1
Total	$20,260	$2,615	$(10)	$(10)	$22,855

	December 31, 2019
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed maturities:
Corporate debt securities	$10,188	$1,336	$(2)	$11,522
Residential mortgage backed securities	3,039	73	(4)	3,108
Commercial mortgage backed securities	3,526	95	(3)	3,618
State and municipal obligations	1,071	237	(2)	1,306
Asset backed securities	1,036	45	(1)	1,080
Foreign government bonds and obligations	250	19	(2)	267
U.S. government and agency obligations	1	—	—	1
Total	$19,111	$1,805	$(14)	$20,902

In March 2020, the Company purchased $368 million of investments at fair value, primarily agency residential mortgage back securities, from Ameriprise Financial.

As of both December 31, 2020 and 2019, accrued interest of $158 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in accrued investment income on the Consolidated Balance Sheets.

As of December 31, 2020 and 2019, investment securities with a fair value of $2.9 billion and $1.9 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $454 million and $576 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2020 and 2019, fixed maturity securities comprised approximately 85% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2020 and 2019, approximately $553 million and $615 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2020			December 31, 2019
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$7,323	$7,698	34%	$6,771	$6,950	33%
AA	1,036	1,266	6	1,176	1,374	7
A	2,663	3,235	14	2,695	3,157	15
BBB	7,770	9,026	39	7,709	8,626	41
Below investment grade	1,468	1,630	7	760	795	4
Total fixed maturities	$20,260	$22,855	100%	$19,111	$20,902	100%

As of December 31, 2020 and 2019, approximately 37% and 39%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. The Company had holdings of $372 million in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, which was greater than 10% of total equity as of December 31, 2020. The Company had holdings of $380 million in AAF, which was greater than 10% of total equity as of December 31, 2019. There were no other holdings of any other issuer greater than 10% of total equity as of both December 31, 2020 and 2019.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2020
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	26	$228	$(1)	1	$12	$(1)	27	$240	$(2)
Residential mortgage backed securities	11	47	(1)	7	14	—	18	61	(1)
Commercial mortgage backed securities	12	179	(3)	7	60	(1)	19	239	(4)
State and municipal obligations	2	4	—	1	4	(1)	3	8	(1)
Asset backed securities	4	65	—	2	36	(1)	6	101	(1)
Foreign government bonds and obligations	1	3	—	7	8	(1)	8	11	(1)
Total	56	$526	$(5)	25	$134	$(5)	81	$660	$(10)

	December 31, 2019
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	15	$64	$—	7	$90	$(2)	22	$154	$(2)
Residential mortgage backed securities	29	571	(1)	20	298	(3)	49	869	(4)
Commercial mortgage backed securities	18	310	(1)	7	82	(2)	25	392	(3)
State and municipal obligations	5	23	—	3	54	(2)	8	77	(2)
Asset backed securities	10	111	(1)	6	54	—	16	165	(1)
Foreign government bonds and obligations	1	—	—	10	15	(2)	11	15	(2)
Total	78	$1,079	$(3)	53	$593	$(11)	131	$1,672	$(14)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities during the twelve months ended December 31, 2020 is primarily attributable to lower interest rates as well as credit spread tightening. Consistent with the accounting policy described in Note 2, the Company did not recognize any of the total unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2020, 83% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities
Balance, January 1, 2020 (1)	$—
Additions for which credit losses were not previously recognized	13
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(3)
Balance, December 31, 2020	$10

RiverSource Life Insurance Company

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired. There is no adoption impact due to the prospective transition for Available-for-Sale securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2020	2019	2018
Gross realized investment gains	$17	$29	$16
Gross realized investment losses	(2)	(14)	(7)
Credit losses	(10)	(17)	—
Total	$5	$(2)	$9

Credit losses for the twelve months ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2020 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$596	$602
Due after one year through five years	4,373	4,697
Due after five years through 10 years	2,900	3,206
Due after 10 years	4,400	5,970
	12,269	14,475
Residential mortgage backed securities	2,888	3,002
Commercial mortgage backed securities	3,935	4,166
Asset backed securities	1,168	1,212
Total	$20,260	$22,855

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2020	2019	2018
Fixed maturities	$777	$848	$919
Mortgage loans	115	119	117
Other investments	(3)	(26)	11
	889	941	1,047
Less: investment expenses	20	24	24
Total	$869	$917	$1,023

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2020	2019	2018
Fixed maturities	$5	$(2)	$9
Mortgage loans	(10)	—	1
Other investments	(5)	—	—
Total	$(10)	$(2)	$10

7.  FINANCING RECEIVABLES

Financing receivables are comprised of commercial mortgage loans, consumer loans, and the deposit receivable. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following tables present a rollforward of the allowance for credit losses for the year ended December 31, 2020

(in millions)	Commercial Loans
Balance, December 31, 2019 (1)	$20
Cumulative effect of adoption of current expected credit losses guidance	3
Balance, January 1, 2020	23
Provisions	12
Balance, December 31, 2020	$35

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

	Commercial Loans
(in millions)	2019	2018
Balance at January 1	$20	$22
Charge-offs	—	(2)
Balance at December 31	$20	$20

As of December 31, 2020 and 2019 , accrued interest on commercial loans was $14 million and $11 million and is recorded in accrued investment income on the Consolidated Balance Sheets and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2020, 2019 and 2018, the Company purchased $140 million, $121 million and $137 million, respectively, of syndicated loans and sold $13 million, $43 million and $44 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

Nonperforming loans were $7 million and $9 million as of December 31, 2020 and 2019, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2020 and 2019. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total commercial mortgage loan modifications in 2020 due to the COVID-19 pandemic consisted of 88 loans with a total unpaid balance of $360 million. Modifications primarily consisted of short-term forbearance and interest only payments. As of December 31, 2020, there was one loan with interest only payments with an unpaid balance of $10 million. All other loans returned to their normal payment schedules. Total commercial mortgage loans past due were nil as of both December 31, 2020 and 2019, respectively.

The table below presents the amortized cost basis of commercial mortgage loans as of December 31, 2020 by year of origination and loan-to-value ratio:

Loan-to-Value Ratio	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
> 100%	$—	$—	$2	$—	$—	$10	$12
80% - 100%	15	16	9	3	7	15	65
60% - 80%	85	152	27	29	46	141	480
40% - 60%	20	50	74	147	111	543	945
< 40%	7	22	69	88	58	856	1,100
Total	$127	$240	$181	$267	$222	$1,565	$2,602

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

RiverSource Life Insurance Company

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
South Atlantic	$663	$705	25%	26%
Pacific	784	792	30	30
Mountain	234	237	10	9
West North Central	192	207	7	8
East North Central	250	232	10	9
Middle Atlantic	165	167	6	6
West South Central	156	169	6	6
New England	47	47	2	2
East South Central	111	116	4	4

	2,602	2,672	100%	100%

Less: allowance for loan losses	28	17

Total	$2,574	$2,655

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in millions)
Retail	$843	$891	32%	33%
Office	358	404	14	15
Apartments	680	660	26	25
Industrial	401	404	16	15
Mixed use	76	66	3	3
Hotel	49	51	2	2
Other	195	196	7	7

	2,602	2,672	100%	100%

Less: allowance for loan losses	28	17

Total	$2,574	$2,655

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2020 and 2019 was $446 million and $395 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. Total syndicated loans past due were $2 million and $1 million as of December 31, 2020 and 2019, respectively. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

The table below presents the amortized cost basis of syndicated loans as of December 31, 2020 by origination year and internal risk rating:

Internal Risk Rating	2020	2019	2018	2017	2016	Prior	Total
	(in millions)
Risk 5	$—	$—	$—	$—	$—	$2	$2
Risk 4	—	—	3	7	—	7	17
Risk 3	—	7	6	19	10	18	60
Risk 2	23	42	45	51	10	32	203
Risk 1	14	25	35	43	17	30	164
Total	$37	$74	$89	$120	$37	$89	$446

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

RiverSource Life Insurance Company

Deposit Receivable

The deposit receivable was $1.4 billion and $1.5 billion as of December 31, 2020 and 2019, respectively. The deposit receivable is fully collateralized by the fair value of the assets held in a trust. Based on management’s evaluation of the nature of the underlying assets and the potential for changes in the collateral value, the Company did not have an allowance for credit losses for the deposit receivable as of both December 31, 2020 and 2019.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2020 and 2019. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2020, 2019 and 2018. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation.

The balances of and changes in DAC were as follows:

(in millions)	2020	2019	2018
Balance at January 1	$2,673	$2,742	$2,639
Capitalization of acquisition costs	216	239	254
Amortization	(164)	(119)	(288)
Amortization, impact of valuation assumptions review	(100)	(14)	33
Impact of change in net unrealized (gains) losses on securities	(117)	(175)	104
Balance at December 31	$2,508	$2,673	$2,742

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2020	2019	2018
Balance at January 1	$216	$249	$273
Capitalization of sales inducement costs	1	1	2
Amortization	(13)	(15)	(42)
Amortization, impact of valuation assumptions review	(16)	—	—
Impact of change in net unrealized (gains) losses on securities	(1)	(19)	16
Balance at December 31	$187	$216	$249

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2020 and 2019, traditional life and UL insurance policies in force were $195.7 billion and $195.1 billion, respectively, of which $143.6 billion and $142.8 billion as of December 31, 2020 and 2019 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2020	2019	2018
Direct premiums	$565	$621	$621
Reinsurance ceded	(224)	(224)	(225)
Net premiums	$341	$397	$396

Policy and contract charges are presented on the Consolidated Statements of Income net of $140 million, $132 million and $126 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2020, 2019 and 2018, respectively.

The amount of claims recovered through reinsurance on all contracts was $400 million, $377 million and $331 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Reinsurance recoverables include approximately $2.7 billion and $2.5 billion related to LTC risk ceded to Genworth as of December 31, 2020 and 2019, respectively.

Policyholder account balances, future policy benefits and claims include $440 million and $466 million related to previously assumed reinsurance arrangements as of December 31, 2020 and 2019, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2020	2019
Policyholder account balances
Fixed annuities (1)	$8,531	$8,909
Variable annuity fixed sub-accounts	5,104	5,103
UL/VUL insurance	3,122	3,110
IUL insurance	2,269	2,025
Structured variable annuities	1,371	—
Other life insurance	605	646
Total policyholder account balances	21,002	19,793
Future policy benefits
Variable annuity GMWB	3,049	1,462
Variable annuity GMAB (2)	1	(39)
Other annuity liabilities	211	139
Fixed annuity life contingent liabilities	1,370	1,444
Life and DI insurance	1,187	1,212
LTC insurance	5,722	5,302
UL/VUL and other life insurance additional liabilities	1,259	1,033
Total future policy benefits	12,799	10,553
Policy claims and other policyholders’ funds	185	158
Total policyholder account balances, future policy benefits and claims	$33,986	$30,504

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and fixed deferred indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2020 and 2019 reported as a contra liability.

RiverSource Life Insurance Company

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.27% to 9.38% as of December 31, 2020, depending on year of issue, with an average rate of approximately 3.7%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIAs in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company previously offered S&P 500® Index and MSCI® EAFE Index account options. Both options offered two crediting durations, one-year and two-year. The contractholder could allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder could choose to add a GMWB for life rider for an additional fee.

See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Structured Variable Annuities

In 2020, the Company began offering structured variable annuities which gives contractholders the option to allocate a portion of their account value to an indexed account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

RiverSource Life Insurance Company

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.25% to 10% as of December 31, 2020. Anticipated interest rates for DI policies ranged from 2.25% to 7.5% as of December 31, 2020 and for LTC policies ranged from 5% to 5.7% as of December 31, 2020.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6% for DI and LTC claims, respectively, as of December 31, 2020.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2020	2019
Variable annuity	$79,299	$74,965
VUL insurance	8,226	7,429
Other insurance	31	31
Total	$87,556	$82,425

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

RiverSource Life Insurance Company

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2020				December 31, 2019
Variable Annuity Guarantees by Benefit Type (1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$66,874	$64,932	$5	68	$62,909	$60,967	$5	67
Five/six-year reset	8,116	5,386	6	68	7,983	5,263	7	67
One-year ratchet	6,094	5,763	8	71	5,935	5,600	7	70
Five-year ratchet	1,436	1,381	—	67	1,396	1,340	—	66
Other	1,261	1,243	45	73	1,192	1,174	65	73
Total — GMDB	$83,781	$78,705	$64	68	$79,415	$74,344	$84	67
GGU death benefit	$1,183	$1,126	$162	71	$1,115	$1,063	$133	71
GMIB	$187	$173	$6	71	$186	$172	$6	70
GMWB:
GMWB	$1,972	$1,967	$1	74	$1,999	$1,993	$1	73
GMWB for life	50,142	50,057	185	69	46,799	46,691	272	68
Total — GMWB	$52,114	$52,024	$186	69	$48,798	$48,684	$273	68
GMAB	$2,291	$2,291	$—	61	$2,528	$2,524	$—	60

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2020		December 31, 2019
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,587	67	$6,550	67

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2018	$17	$6	$463	$(80)	$489
Incurred claims	8	2	412	61	201
Paid claims	(6)	—	—	—	(31)
Balance at December 31, 2018	19	8	875	(19)	659
Incurred claims	2	(1)	587	(20)	141
Paid claims	(5)	—	—	—	(42)
Balance at December 31, 2019	16	7	1,462	(39)	758
Incurred claims	15	—	1,587	40	209
Paid claims	(7)	(1)	—	—	(51)
Balance at December 31, 2020	$24	$6	$3,049	$1	$916

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Company

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2020	2019
Mutual funds:
Equity	$45,947	$44,739
Bond	26,073	23,374
Other	6,911	6,471
Total mutual funds	$78,931	$74,584

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2020, 2019 and 2018.

12.  DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $1.2 billion and $840 million as of December 31, 2020 and 2019, respectively. The amount of the Company’s liability including accrued interest was $200 million and $201 million as of December 31, 2020 and 2019, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2020 and less than two months as of December 31, 2019. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2020 and 2019 was 0.4% and 1.8%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to London Inter-Bank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The amounts outstanding on this line of credit were nil and $50 million as of December 31, 2020 and 2019, respectively.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2020 and 2019.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2020 and 2019.

Long-Term Debt

On December 23, 2020, the Company issued a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments are due semiannually in arrears on June 30 and December 31, commencing on June 30, 2021. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of December 31, 2020 and is recorded in Long-term debt on the Consolidated Balance Sheets.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Company

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,107	$766	$12,873
Residential mortgage backed securities	—	2,993	9	3,002
Commercial mortgage backed securities	—	4,166	—	4,166
Asset backed securities	—	817	395	1,212
State and municipal obligations	—	1,344	—	1,344
Foreign government bonds and obligations	—	257	—	257
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities:	1	21,684	1,170	22,855
Cash equivalents	2,419	713	—	3,132
Other assets:
Interest rate derivative contracts	1	1,754	—	1,755
Equity derivative contracts	406	3,578	—	3,984
Foreign exchange derivative contracts	1	17	—	18
Credit derivative contracts	—	1	—	1
Total other assets	408	5,350	—	5,758
Separate account assets at net asset value (“NAV”)				87,556	(1)
Total assets at fair value	$2,828	$27,747	$1,170	$119,301

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$49	$52
IUL embedded derivatives	—	—	935	935
GMWB and GMAB embedded derivatives	—	—	2,316	2,316	(2)
Structured variable annuities	—	—	70	70
Total policyholder account balances, future policy benefits and claims	—	3	3,370	3,373	(3)
Other liabilities:
Interest rate derivative contracts	—	734	—	734
Equity derivative contracts	182	3,329	—	3,511
Foreign exchange derivative contracts	2	—	—	2
Credit derivative contracts	—	1	—	1
Total other liabilities	184	4,064	—	4,248
Total liabilities at fair value	$184	$4,067	$3,370	$7,621

RiverSource Life Insurance Company

	December 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,787	$735	$11,522
Residential mortgage backed securities	—	3,091	17	3,108
Commercial mortgage backed securities	—	3,618	—	3,618
Asset backed securities	—	691	389	1,080
State and municipal obligations	—	1,306	—	1,306
Foreign government bonds and obligations	—	267	—	267
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities:	1	19,760	1,141	20,902
Cash equivalents	—	1,256	—	1,256
Other assets:
Interest rate derivative contracts	—	1,451	—	1,451
Equity derivative contracts	162	2,650	—	2,812
Foreign exchange derivative contracts	1	15	—	16
Credit derivative contracts	—	4	—	4
Total other assets	163	4,120	—	4,283
Separate account assets at NAV				82,425	(1)
Total assets at fair value	$164	$25,136	$1,141	$108,866

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$43	$46
IUL embedded derivatives	—	—	881	881
GMWB and GMAB embedded derivatives	—	—	763	763	(4)
Total policyholder account balances, future policy benefits and claims	—	3	1,687	1,690	(5)
Other liabilities:
Interest rate derivative contracts	—	418	—	418
Equity derivative contracts	36	3,018	—	3,054
Foreign exchange derivative contracts	1	5	—	6
Total other liabilities	37	3,441	—	3,478
Total liabilities at fair value	$37	$3,444	$1,687	$5,168

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $2.4 billion of individual contracts in a liability position and $67 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(3)	The Company’s adjustment for nonperformance risk resulted in a $727 million cumulative decrease to the embedded derivatives as of December 31, 2020.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $981 million of individual contracts in a liability position and $218 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2019.

(5)	The Company’s adjustment for nonperformance risk resulted in a $502 million cumulative decrease to the embedded derivatives as of December 31, 2019.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2020	$735	$17	$389	$1,141
Total gains (losses) included in:
Other comprehensive income (loss)	15	1	(2)	14
Purchases	62	39	—	101
Settlements	(46)	—	(6)	(52)
Transfers into Level 3	—	—	14	14
Transfers out of Level 3	—	(48)	—	(48)
Balance, December 31, 2020	$766	$9	$395	$1,170
Changes in unrealized gains (losses) relating to assets held at December 31, 2020	$(1)	$—	$—	$(1	)(1)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2020	$15	$1	$(2)	$14

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance, January 1, 2020	$43		$881		$763		$—		$1,687
Total (gains) losses included in:
Net income	4	(2)	76	(2)	1,152	(3)	91	(3)	1,323
Issues	3		61		362		(21)		405
Settlements	(1)		(83)		39		—		(45)
Balance, December 31, 2020	$49		$935		$2,316		$70		$3,370
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2020	$—		$76	(2)	$1,206	(3)	$—		$1,282

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2019	$871	$64	$374	$1,309
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)
Other comprehensive income (loss)	30	—	5	35
Purchases	55	27	—	82
Settlements	(220)	(3)	—	(223)
Transfers into Level 3	—	—	10	10
Transfers out of Level 3	—	(71)	—	(71)
Balance, December 31, 2019	$735	$17	$389	$1,141
Changes in unrealized gains (losses) relating to assets held at December 31, 2019	$(1)	$—	$—	$(1	)(1)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2019	$14		$628		$328		$970
Total (gains) losses included in:
Net income	8	(2)	209	(2)	80	(3)	297
Issues	21		113		361		495
Settlements	—		(69)		(6)		(75)
Balance, December 31, 2019	$43		$881		$763		$1,687
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2019	$—		$209	(2)	$82	(3)	$291

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Other Derivative Contracts
Balance, January 1, 2018	$1,072	$87	$—	$—	$1,159		—
Total gains (losses) included in:
Net income	(1)	—	—	—	(1	)(1)	(3	)(3)
Other comprehensive income (loss)	(26)	1	—	3	(22)		—
Purchases	15	—	12	381	408		3
Settlements	(189)	(6)	—	—	(195)		—
Transfers out of Level 3	—	(18)	(12)	(10)	(40)		—
Balance, December 31, 2018	$871	$64	$—	$374	$1,309		$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2018	$(1)	$—	$—	$—	$(1	)(1)	$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$—		$601		$(49)		$552
Total (gains) losses included in:
Net income	(3	)(2)	(9	)(2)	49	(3)	37
Issues	17		90		350		457
Settlements	—		(54)		(22)		(76)
Balance, December 31, 2018	$14		$628		$328		$970
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2018	$—		$(9	)(2)	$47	(3)	$38

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $196 million, $(190) million and $281 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2020, 2019 and 2018, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are obtained from a third-party pricing service with observable inputs.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$766	Discounted cash flow	Yield/spread to U.S. Treasuries (1)	1.0%	–	3.3%	1.5%
Asset backed securities	$395	Discounted cash flow	Annual default rate	5.3%			5.3%
			Loss severity	25.0%			25.0%
			Yield/spread to swap rates (2)	250 bps	–	400 bps	259 bps
IUL embedded derivatives	$935	Discounted cash flow	Nonperformance risk (3)	65 bps			65 bps
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate (4)	0.0%	–	50.0%	1.2%
			Nonperformance risk (3)	65 bps			65 bps
GMWB and GMAB embedded derivatives	$2,316	Discounted cash flow	Utilization of guaranteed withdrawals (5) (6)	0.0%	–	48.0%	10.6%
			Surrender rate (4)	0.1%	–	73.5%	3.8%
			Market volatility (7) (8)	4.3%	–	17.1%	11.0%
			Nonperformance risk (3)	65 bps			65 bps
Structured variable annuity embedded derivatives	$70	Discounted cash flow	Surrender rate (4)	0.8%	–	40.0%	0.9%
			Nonperformance risk (3)	65 bps			65 bps

RiverSource Life Insurance Company

	December 31, 2019
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$735	Discounted cash flow	Yield/spread to U.S. Treasuries	0.8%	–	2.8%	1.3%
Asset backed securities	$389	Discounted cash flow	Annual default rate	3.5%
			Loss severity	25.0%
			Yield/spread to swap rates	120 bps	–	170 bps	123 bps
IUL embedded derivatives	$881	Discounted cash flow	Nonperformance risk (3)	65 bps
Fixed deferred indexed annuity embedded derivatives	$43	Discounted cash flow	Surrender rate	0.0%	–	50.0%
			Nonperformance risk (3)	65 bps
GMWB and GMAB embedded derivatives	$763	Discounted cash flow	Utilization of guaranteed withdrawals (5)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.5%
			Market volatility (7)	3.7%	–	15.9%
			Nonperformance risk (3)	65 bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)

The weighted average for the spread to swap rates for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to swap divided by the aggregate balances of the tranches.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(4)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(5)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(6)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(7)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(8)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

RiverSource Life Insurance Company

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2020 and 2019. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders, fixed deferred indexed annuity, structured variable annuity and IUL products.

RiverSource Life Insurance Company

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models including Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2020 and 2019. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $101 million and $158 million as of December 31, 2020 and 2019, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2020
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,574	$—	$—	$2,724	$2,724
Policy loans	846	—	846	—	846	(1)
Other investments	457	—	417	40	457
Other receivables	1,430	—	—	1,732	1,732

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,990	$—	$—	$11,686	$11,686
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	509	—	509
Other liabilities	12	—	—	11	11
Separate account liabilities — investment contracts	351	—	351	—	351

	December 31, 2019
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,655	$—	$—	$2,707	$2,707
Policy loans	867	—	867	—	867	(1)
Other investments	410	—	376	34	410
Other receivables	1,514	—	—	1,648	1,648

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,110	$—	$—	$10,061	$10,061
Short-term borrowings	201	—	201	—	201
Line of credit with Ameriprise Financial	50	—	—	50	50
Other liabilities	22	—	—	21	21
Separate account liabilities — investment contracts	340	—	340	—	340

(1)

During the third quarter of 2020, management changed the fair value methodology for policy loans from estimating future expected cash flows and discounting the cash flows at a rate based on the U.S. Treasury curve to using the carrying value as an approximation of fair value as the policy loans are fully collateralized by the cash surrender value of the underlying policies. As a result, policy loans were reclassified from Level 3 to Level 2 in the valuation hierarchy. For comparability and consistency purposes, prior period amounts were revised to reflect the current methodology and classification.

Other investments include syndicated loans and the Company’s membership in the FHLB. Other receivables include the deposit receivable. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and the deposit receivable.

Policyholder account balances, future policy benefits and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 12 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

14.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2020, 2019 and 2018, which is reflected in Other revenues on the Company’s Consolidated Statements of Income. The Company expects to earn $5 million in each year of the five year period ended December 31, 2025 and a total of $19 million thereafter.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $358 million, $370 million and $365 million for the years ended

RiverSource Life Insurance Company

December 31, 2020, 2019 and 2018, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due (to) from Ameriprise Financial for federal income taxes was $(297) million and $85 million as of December 31, 2020 and 2019, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

Investments

The Company invests in AA and A rated asset backed securities issued by AAF, an affiliate of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2020 and 2019, the fair value of these asset backed securities was $372 million and $380 million, respectively, and is reported in Investments: Available-for-Sale Fixed Maturities on the Company’s Consolidated Balance Sheets. For both the years ended December 31, 2020 and December 31 2019, interest income from these asset backed securities was $14 million and is reported in Net investment income on the Company’s Consolidated Statements of Income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2020 and 2019. See Note 12 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 12 for information about a surplus note to an affiliate.

Dividends or distributions

Cash dividends or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2020	2019	2018
Paid to Ameriprise Financial	$800	$1,350	$750
Received from RiverSource Life of NY	—	43	48
Received from RTA	95	100	45
Received from RiverSource REO 1, LLC (1)	—	—	2

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 15 for additional information.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2019, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice was intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees.

RiverSource Life Insurance Company

The permitted practice allowed RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount could be amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. As of June 30, 2019, RiverSource Life Insurance Company elected to accelerate amortization of the net deferred amount associated with its permitted practice.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $1.3 billion and $326 million as of December 31, 2020 and 2019, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $4.8 billion and $2.9 billion as of December 31, 2020 and 2019, respectively.

Statutory net gain from operations and net income (loss) for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2020	2019	2018
Statutory net gain from operations	$1,393	$1,505	$1,686
Statutory net income (loss)	1,582	786	1,628

Government debt securities of $4 million as of both December 31, 2020 and 2019 were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$5,391	$—	$5,391	$(3,801)	$(1,243)	$(315)	$32
OTC cleared	58	—	58	(25)	—	—	33
Exchange-traded	309	—	309	(90)	(165)	—	54
Total derivatives	$5,758	$—	$5,758	$(3,916)	$(1,408)	$(315)	$119

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,181	$—	$4,181	$(2,886)	$(1,214)	$(73)	$8
OTC cleared	21	—	21	(21)	—	—	—
Exchange-traded	81	—	81	(5)	—	—	76
Total derivatives	$4,283	$—	$4,283	$(2,912)	$(1,214)	$(73)	$84

RiverSource Life Insurance Company

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,129	$—	$4,129	$(3,801)	$(1)	$(327)	$—
OTC cleared	25	—	25	(25)	—	—	—
Exchange-traded	94	—	94	(90)	—	—	4
Total derivatives	4,248	—	4,248	(3,916)	(1)	(327)	4
Repurchase agreements	—	—	—	—	—	—	—
Total	$4,248	$—	$4,248	$(3,916)	$(1)	$(327)	$4

	December 31, 2019
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,426	$—	$3,426	$(2,886)	$—	$(540)	$—
OTC cleared	41	—	41	(21)	—	—	20
Exchange-traded	11	—	11	(5)	—	—	6
Total derivatives	3,478	—	3,478	(2,912)	—	(540)	26
Repurchase agreements	—	—	—	—	—	—	—
Total	$3,478	$—	$3,478	$(2,912)	$—	$(540)	$26

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.   DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2020			December 31, 2019
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)(3)		Assets(1)	Liabilities(2)(3)
Derivatives not designated as hedging instruments
Interest rate contracts	$77,925	$1,755	$734	$57,950	$1,451	$418
Equity contracts	55,993	3,984	3,511	60,596	2,812	3,054
Credit contracts	2,269	1	1	1,386	4	—
Foreign exchange contracts	3,124	18	2	3,251	16	6
Total non-designated hedges	139,311	5,758	4,248	123,183	4,283	3,478
Embedded derivatives
GMWB and GMAB (4)	N/A	—	2,316	N/A	—	763
IUL	N/A	—	935	N/A	—	881
Indexed annuities	N/A	—	52	N/A	—	46
Structured variable annuity	N/A	—	70	N/A	—	—
Total embedded derivatives	N/A	—	3,373	N/A	—	1,690
Total derivatives	$139,311	$5,758	$7,621	$123,183	$4,283	$5,168

N/A	Not applicable.
(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and fixed deferred indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $3.7 billion and $2.3 billion as of December 31, 2020 and 2019, respectively. See Note 16 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $2.4 billion of individual contracts in a liability position and $67 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2019 included $981 million of individual contracts in a liability position and $218 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2020 and 2019, investment securities with a fair value of $325 million and $84 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $325 million and $84 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2020 and 2019, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2020 and 2019, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2020
Interest rate contracts	$—	$1,633
Equity contracts	55	(744)
Credit contracts	—	(106)
Foreign exchange contracts	—	(8)
Other contracts	—	—
GMWB and GMAB embedded derivatives	—	(1,553)
IUL embedded derivatives	7	—
Fixed deferred indexed annuities embedded derivatives	(4)	—
Structured indexed annuities embedded derivatives	—	(91)
Total gain (loss)	$58	$(869)

Year Ended December 31, 2019
Interest rate contracts	$—	$1,100
Equity contracts	117	(1,501)
Credit contracts	—	(73)
Foreign exchange contracts	—	(30)
Other contracts	—	—
GMWB and GMAB embedded derivatives	—	(435)
IUL embedded derivatives	(140)	—
Fixed deferred indexed annuities embedded derivatives	(8)	—
Total gain (loss)	$(31)	$(939)

Year Ended December 31, 2018
Interest rate contracts	$—	$(312)
Equity contracts	(49)	306
Credit contracts	—	7
Foreign exchange contracts	—	1
Other contracts	—	(4)
GMWB and GMAB embedded derivatives	—	(377)
IUL embedded derivatives	63	—
Fixed deferred indexed annuities embedded derivatives	3	—
Total gain (loss)	$17	$(379)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively.The indexed portion of structured variable annuities and the GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the aggregate exposure related to the indexed portion of structured variable annuities and the GMAB and non-life contingent GMWB provisions using options, swaptions, swaps and futures The deferred premium associated with certain of the above options and swaptions is paid or

RiverSource Life Insurance Company

received semiannually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2020:

(in millions)	Premiums Payable	Premiums Receivable
2021	$153	$106
2022	207	205
2023	51	43
2024	141	26
2025	126	7
2026-2028	254	—
Total	$932	$387

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company may use a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives may contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates, if any, are shown in other contracts in the tables above.

Fixed deferred indexed annuity, structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to fixed deferred indexed annuity, structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of fixed deferred indexed annuity, structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the years ended December 31, 2020 and 2019, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2020, 2019 and 2018, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2020, 2019 and 2018, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2020 and 2019, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $324 million and $189 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2020 and 2019 was $324 million and $189 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2020 and 2019 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2020
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$811	$(170)	$641
Reclassification of net (gains) losses on securities included in net income (2)	5	(1)	4
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(379)	80	(299)
Net unrealized gains (losses) on securities	437	(91)	346
Total other comprehensive income (loss)	$437	$(91)	$346

	Years Ended December 31, 2019
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$1,360	$(289)	$1,071
Reclassification of net (gains) losses on securities included in net income (2)	2	—	2
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(688)	144	(544)
Net unrealized gains (losses) on securities	674	(145)	529
Total other comprehensive income (loss)	$674	$(145)	$529

	Years Ended December 31, 2018
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$(952)	$203	$(749)
Reclassification of net (gains) losses on securities included in net income (2)	(9)	2	(7)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	435	(91)	344
Net unrealized gains (losses) on securities	(526)	114	(412)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income (3)	1	—	1
Net unrealized gains (losses) on derivatives	1	—	1
Total other comprehensive income (loss)	$(525)	$114	$(411)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities		Net Unrealized Gains (Losses) on Derivatives	Other	Total
Balance, January 1, 2018	$458		$(1)	$(1)	$456
OCI before reclassifications	(405)		—	—	(405)
Amounts reclassified from AOCI	(7)		1	—	(6)
Total OCI	(412)		1	—	(411)
Balance, December 31, 2018	46	(1)	—	(1)	45
OCI before reclassifications	527		—	—	527
Amounts reclassified from AOCI	2		—	—	2
Total OCI	529		—	—	529
Balance, December 31, 2019	575	(1)	—	(1)	574
OCI before reclassifications	342		—	—	342
Amounts reclassified from AOCI	4		—	—	4
Total OCI	346		—	—	346
Balance, December 31, 2020	$921	(1)	$—	$(1)	$920

(1)	Includes nil of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of each December 31, 2020, 2019 and 2018.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2020	2019	2018
Current income tax
Federal	$233	$210	$35
State	—	8	3
Total current income tax	233	218	38
Deferred income tax
Federal	(277)	(271)	(1)
State	(1)	(7)	(2)
Total deferred income tax	(278)	(278)	(3)
Total income tax provision	$(45)	$(60)	$35

On December 22, 2017, the Tax Act was signed into law. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2020	2019	2018
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Low income housing tax credits	(20.1)	(15.3)	(8.5)
Dividend received deduction	(9.7)	(7.6)	(4.2)
Foreign tax credit, net of addback	(1.9)	(9.5)	(2.8)
Audit adjustments	—	(1.4)	—
Uncertain tax positions	—	1.8	—
Impact of Tax Act	—	—	(1.1)
Taxes applicable to prior years	—	—	(1.1)
Other, net	(0.8)	(0.4)	0.4
Income tax provision	(11.5)%	(11.4)%	3.7%

The decrease in the Company’s effective tax rate for the year ended December 31, 2019 compared to 2018 is primarily due to the lower pre-tax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21%

RiverSource Life Insurance Company

as of both December 31, 2020 and 2019. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2020	2019
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,617	$940
Investment related	—	210
Other	13	12
Gross deferred income tax assets	1,630	1,162
Less: valuation allowance	11	11
Total deferred income tax assets	1,619	1,151
Deferred income tax liabilities
Deferred acquisition costs	424	446
Net unrealized gains on Available-for-Sale securities	274	182
Investment related	216	—
Deferred sales inducement costs	44	50
Other	12	13
Gross deferred income tax liabilities	970	691
Net deferred income tax assets	$649	$460

Included in the Company’s deferred income tax assets are tax benefits primarily related to state net operating losses of $9 million, net of federal benefit, which will expire beginning December 31, 2021. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state net operating losses of $9 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2020	2019	2018
Balance at January 1	$39	$19	$14
Additions based on tax positions related to the current year	1	1	5
Reductions based on tax positions related to the current year	(1)	—	—
Additions for tax positions of prior years	—	34	1
Reductions for tax positions of prior years	—	(4)	(1)
Audit settlements	—	(11)	—
Reductions due to lapse of statute of limitations	(1)	—	—
Balance at December 31	$38	$39	$19

If recognized, approximately $20 million, $17 million and $8 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2020, 2019 and 2018, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $11 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized nil, a net increase of $1 million and nil in interest and penalties for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had a payables of $2 million related to accrued interest and penalties as of both December 31, 2020 and 2019.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016, 2017 and 2018. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2010 through 2019.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2020	2019
Commercial mortgage loans	$18	$59
Affordable housing and other real estate partnerships	12	22
Total funding commitments	$30	$81

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2020, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of both December 31, 2020 and 2019, the estimated liability was $12 million. As of both December 31, 2020 and 2019, the related premium tax asset was $10 million. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

S-6325 CH (5/21)

PART C.
Item 24. Financial Statements and Exhibits
(a)	Financial statements included in Part B of this Registration Statement:
The audited financial statements of the RiverSource Variable Account 10 including:
Report of Independent Registered Public Accounting Firm dated April 21, 2021
Statements of Assets and Liabilities for the year ended Dec.31, 2020
Statements of Operations for the year ended Dec.31, 2020
Statements of Changes and Net Assets for the years ended Dec.31, 2020 and 2019
Notes to Financial Statements
The audited financial statements of the RiverSource Life Insurance Company including:
Report of Independent Registered Public Accounting Firm dated Feb. 24, 2021
Consolidated Balance Sheets as of Dec.31, 2020 and 2019
Consolidated Statements of Income for the years ended Dec. 31, 2020, 2019 and 2018
Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2020, 2019 and 2018
Consolidated Statements of Stockholder’s Equity for the three years ended Dec. 31, 2020, 2019 and 2018
Consolidated Statements of Cash Flows for the years ended Dec. 31, 2020, 2019 and 2018
Notes to Consolidated Financial Statements
(b) Exhibits
1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.
1.2	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
2.	Not applicable.
3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.
4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.
4.2	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.
4.3	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.
4.4	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.
4.5	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.
4.6	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.
4.7	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.
4.8	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.9	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.
4.10	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.
4.11	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.
4.12	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.
4.13	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.
4.14	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.
4.15	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.
4.16	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.
4.17	Form of Benefit Protector(SM) Plus Death Benefit Rider (form
4.18	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.64 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.
4.19	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.21 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.20	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page are filed electronically as Exhibit 4.22 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.21	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page are filed electronically as Exhibit 4.23 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.22	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider and data page are filed electronically as Exhibit 4.24 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.23	Form of Guaranteed Minimum Death Benefit Rider (form 15111687) and data page filed electronically as Exhibit 4.28 to the Registrant’s Post-Effective Amendment No.8 to Registration Statement No. 333-186218, is incorporated herein by reference.
4.24	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Rider and data page are filed electronically as Exhibit 4.26 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed electronically as Exhibit 4.27 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed electronically as Exhibit 4.28 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.27	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Plus Rider and data page are filed electronically as Exhibit 4.29 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.28	Form of Guaranteed Minimum Death Benefit Rider SecureSource Legacy benefit Single Rider (form 115049-SG) is filed electronically as Exhibit 4.30 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

4.29	Form of Guaranteed Minimum Death Benefit Rider SecureSource Legacy Joint Rider (form 115049-JT) is filed electronically as Exhibit 4.31 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.30	Form of Payments to Beneficiary Endorsement (form ICC19 115157) is filed electronically as Exhibit 4.32 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.
4.31*	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo Rider and data page filed as Exhibit 4.31 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.32*	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo Rider and data page filed as Exhibit 4.32 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.33*	Form of Investment Options and Limits Endorsement (116532) filed as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.34*	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JT) filed as Exhibit 4.34 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
4.35*	Form of Rider Anniversary Processing Endorsement Single Life (ICC21 116465-SG) filed as Exhibit 4.35 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is filed electronically herewith.
5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.
6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.
7.	Not applicable.
8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.
8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.
8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.
8.8	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
8.9	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.
8.10	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
8.11	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.
8.12	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.
8.13	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.
8.14	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.
8.15	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.
8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.
8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.
8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.
8.19	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.
8.20	Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference
8.21	Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.22	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference..
8.24	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference..
9.*	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
10.*	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
11.	None
12.	Not applicable.
13.1	Power of Attorney to sign Amendment to this Registration Statement, dated March 16, 2021 filed electronically as Exhibit 13 to Registrant’s Post-Effective Amendment No. 5 to Registration Statement File No. 333-230376, is incorporated herein by reference.
13.2*	Power of Attorney to sign Amendment to this Registration Statement, dated April 22, 2021 filed electronically as Exhibit 13.2 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement File No. 333-230376, is filed electronically herewith.
14.	Not applicable.
*Filled electronically herewith.
Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company
Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President
Gumer C. Alvero		Director and Executive Vice President – Annuities
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer
Paula J. Minella		Secretary
Jeninne C. McGee		Director
Gregg L. Ewing		Senior Vice President and Controller
Mark Gorham		Director and Vice President – Insurance Product Development
Lynn Abbott		Vice President – National Sales Manager and Fund Management
*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	DE
Ameriprise Advisor Capital, LLC	DE
Ameriprise Advisor Financing, LLC	DE
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
Ameriprise India LLP1	India
Ameriprise India Partner, LLC	DE
Ameriprise Trust Company	MN
AMPF Holding, LLC	MI
American Enterprise Investment Services, Inc.2	MN
Ameriprise Financial Services, LLC2	DE
AMPF Property Corporation	MI
Investment Professionals, Inc.2	TX
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.2	DE
Seligman Partners, LLC3	DE
Lionstone BBP Limited Partner, LLC	DE
Houston BBP, L.P.4	DE
Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.5	TX
CREAD Special VAD Limited Partner, LLC	DE
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE

Parent Company /Subsidiary Name	Jurisdiction
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX
LPL 1111 Broadway, L.P.6	TX
Lionstone VA Five, LLC7	DE
Lionstone US Value-Add Five, L.P.8	DE
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
RiverSource Distributors, Inc.2	DE
RiverSource Life Insurance Company	MN
Columbia Cent CLO Advisers, LLC	DE
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC9	DE
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
TAM UK International Holdings Limited	England/Wales
Threadneedle Asset Management Oversight Limited	England/Wales
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
CTM Holdings Limited	Malta
Columbia Threadneedle Investments (ME) Limited	Dubai
TAM Investment Limited	England
Threadneedle Holdings Limited	England
TAM UK Holdings Limited	England
Threadneedle Asset Management Holdings Limited**	England
Columbia Threadneedle Foundation	England
TC Financing Limited	England

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Limited	England
Threadneedle Investment Services Limited	England
Threadneedle Asset Management (Nominees) Limited	England
Convivo Asset Management Limited	England
Sackville TIPP Property (GP) Limited	England
Threadneedle Investment Advisors Limited	England
Threadneedle Portfolio Managers Limited	England
Threadneedle Asset Management Finance Limited	England
TMS Investment Limited	Jersey
Threadneedle International Fund Management Limited	England
Threadneedle International Limited	England
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England
Threadneedle Management Services Limited	England
Threadneedle Capital Management Limited	England
Threadneedle Pension Trustees Limited	England
Threadneedle Securities Limited	England
Threadneedle Navigator ISA Manager Limited	England
Threadneedle Pensions Limited	England
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England
Threadneedle Property Investments Limited	England
Sackville (CTESIF) GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England
Sackville LCW Sub LP 1 (GP) Limited	England
Sackville LCW Nominee 1 Limited	England
Sackville LCW Nominee 2 Limited	England
Sackville LCW Sub LP 2 (GP) Limited	England
Sackville LCW Nominee 3 Limited	England
Sackville LCW Nominee 4 Limited	England
Sackville Property (GP) Limited	England
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville UKPEC9 St James Nominee 1 Limited	Jersey

Parent Company /Subsidiary Name	Jurisdiction
Sackville UKPEC9 St James Nominee 2 Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville UKPEC7 Tower Nominee 1 Limited	Jersey
Sackville UKPEC7 Tower Nominee 2 Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville UKPEC8 Victoria Nominee 1 Limited	Jersey
Sackville SPF IV Property (GP) Limited	England
Sackville SPF IV (GP) No. 1 Limited	England
Sackville SPV IV (GP) No. 2 Limited	England
Sackville SPF IV (GP) No. 3 Limited	England
Sackville Tandem Property (GP) Limited	England
Sackville TPEN Property (GP) Limited	England
Sackville TSP Property (GP) Limited	England
Sackville UK Property Select II (GP) Limited	England
Sackville UK Property Select II (GP) No. 1 Limited	England
Sackville UK Property Select II Nominee (1) Limited	England
Sackville UK Property Select II (GP) No. 2 Limited	England
Sackville UK Property Select II Nominee (2) Limited	England
Sackville UK Property Select II (GP) No. 3 Limited	England
Sackville UK Property Select II Nominee (3) Limited	England
Sackville UK Property Select III (GP) No. 1 Limited	England
Sackville UK Property Select III Nominee (1) Limited	England
Sackville UK Property Select III Nominee (2) Limited	England
Sackville UK Property Select III (GP) No. 2 Limited	England
Sackville UK Property Select III Nominee (3) Ltd	England
Sackville UK Property Select III Nominee (4) Ltd	England
Sackville UK Property Select III (GP) No. 3 Limited	England
Sackville UK Property Select III Nominee (5) Ltd	England
Sackville UK Property Select III Nominee (6) Ltd	England
Sackville UKPEC1 Leeds (GP) Limited	England
Sackville UKPEC1 Leeds Nominee 1 Limited	England
Sackville UKPEC1 Leeds Nominee 2 Limited	England
Sackville UKPEC2 Galahad (GP) Limited	England
Sackville UKPEC3 Croxley (GP) Limited	England
Sackville UKPEC3 Croxley Nominee 1 Limited	England
Sackville UKPEC3 Croxley Nominee 2 Limited	England
Sackville UKPEC4 Brentford (GP) Limited	England
Threadneedle Property Execution 1 Limited	England

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Property Execution 2 Limited	England
Threadneedle Management Luxembourg S.A.	Luxembourg
Threadneedle Unit Trust Manager Limited	England

Unless otherwise indicated all ownership interests are 100%
*	Publicly-traded company (NYSE: AMP)
**	The company has non-voting shares held by third parties
[1]	This entity has three partners: Ameriprise Financial, Inc. owns 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
[2]	Registered Broker-Dealer
[3]	This entity is managed by members of onshore hedge fund feeders
[4]	This entity is owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
[5]	This entity is owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
[6]	This entity is owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
[7]	This entity is owned by: Columbia Management Investment Advisers, LLC (83.333%) & Lionstone LVA5 Holdings, LLC (16.66
[8]	This entity is owned by: Lionstone VA Five, LLC (3%); Teacher Retirement System of Texas (26.2%); California State Teachers’ Retirement System (26.2%); William Marsh Rice University (5.2%); and Lion
[9]	One-third of this entity is owned by American Express Travel Related Services.
Item 27. Number of Contract owners as of March 31, 2021 there were 160,325 non-qualified contract owners and 377,434 qualified contract owners.
Item 28. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F

RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President
Gumer C. Alvero	Director and Executive Vice President
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Michael S. Mattox	Chief Financial Officer
John R. Woerner	Chairman of the Board and Chief Executive Officer
*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$400,566,242	None	None	None
Item 30. Location of Accounts and Records
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.
(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the April 23, 2021.
RiverSource Variable Account 10
(Registrant)
By RiverSource Life Insurance Company
(Depositor)
By	/s/ Gumer C. Alvero**
Gumer C. Alvero Interim Chairman of the Board and Executive Vice President- Annuities
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the April 23, 2021.
Signature	Title
/s/ Gumer C. Alvero**	Interim Chairman of the Board and Executive Vice President – Annuities (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel *	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske*	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji.*	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer (Chief Financial Officer)
Brian J. McGrane
/s/ Jeninne C. McGee*	Director
Jeninne C. McGee
/s/ Gene R. Tannuzzo *	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing *	Senior Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated March 16, 2021 filed electronically as Exhibit 13 to Post -Effective Amendment No. 5 to Registration Statement No. 333-230376 is incorporated by reference herewith, by:
**	Signed pursuant Power of Attorney for Gumer C. Alvero to sign Amendment to this Registration Statement, dated April 22, 2021 filed electronically as Exhibit 13.2 to Post -Effective Amendment No. 6 to Registration Statement No. 333-230376, filed electronically herewith, by:

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMEND No. 6
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2021 is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
4.31	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo Rider and data
4.32	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo Rider and data page
4.33	Form of Investment Options and Limits Endorsement (116532)
4.34	Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JT)
4.35	Form of Rider Anniversary Processing Endorsement Single Life (ICC21 116465-SG)
9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.
10.	Consent of Independent Registered Public Accounting Firm
13.2	Power of Attorney for Gumer C. Alvero dated April 22, 2021.